Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (KBRA)	Initial Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Initial Compliance Grade (KBRA)	Initial Overall Grade (Moody's)	Initial Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS)	Final Credit Grade (DBRS)	Final Property Valuation Grade (DBRS)	Final Compliance Grade (DBRS)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (KBRA)	Final Credit Grade (KBRA)	Final Property Valuation Grade (KBRA)	Final Compliance Grade (KBRA)	Final Overall Grade (Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)
MMCA2026SD10099		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/08/2024	Resolved	-96200	Compliance	Qualified Mortgage Lending Policy Points and Fees Test
This loan has points and fees that exceed the points and fees threshold. (12 CFR XXX(e)(XXX) he loan amount is XXX or more, and the transaction's total points and fees is XXX which exceeds XXX percent of the total loan amount of $XXX; or The loan amount is less than XXX but at least XXX and the transaction's total points and fees is XXX which exceeds $XXX; or The loan amount is less than XXX but at least XXX and the transaction's total points and fees is XXX which exceeds XXX percent of the total loan amount of $XXX; or The loan amount is less than XXX but at least XXX and the transaction's total points and fees is XXX which exceeds $XXX; or The loan amount is less than XXX and the transaction's total points and fees is XXX which exceeds XXX percent of the total loan amount of $XXX.
															Change status of 'Qualified Mortgage Lending Policy Points and Fees Test' from Active to Revoked.; Duplicate finding	02/08/2024
This loan does not have points and fees that exceed the points and fees threshold. (12 CFR XXX(e)(XXX) he loan amount is XXX or more, and the transaction's total points and fees is XXX which does not exceed XXX percent of the total loan amount of $XXX; or The loan amount is less than XXX but at least XXX and the transaction's total points and fees is XXX which does not exceed $XXX; or The loan amount is less than XXX but at least XXX and the transaction's total points and fees is XXX which does not exceed XXX percent of the total loan amount of $XXX; or The loan amount is less than XXX but at least XXX and the transaction's total points and fees is XXX which does not exceed $XXX; or The loan amount is less than XXX and the transaction's total points and fees is XXX which does not exceed XXX percent of the total loan amount of $XXX.
																		02/23/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10099		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Client Defect Validated:AVM is missing; AVM received - within tolerance - condition cleared			Third Party Valuation Product Provided	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10099		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/08/2024	Resolved	-96594	Compliance	High-Cost Mortgage Pre-Loan Counseling Date Test
This loan failed the high-cost mortgage pre-loan counseling date test due to one of the following findings: (12 CFR §XXX(a)(XXX)(i), (ii) he loan is a XXX RESPA loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the good faith estimate or the disclosures required by 12 CFR §XXX; or The loan is a XXX TRID loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the initial loan estimate or the disclosures required by 12 CFR §XXX; or The High-Cost Mortgage Pre-Loan Counseling Date was not provided; or The High-Cost Mortgage Pre-Loan Counseling Date is on or after the closing date or estimated closing date certification of counseling required. A creditor shall not extend a high-cost mortgage to a consumer unless the creditor receives written certification that the consumer has obtained counseling on the advisability of the mortgage from a counselor that is approved to provide such counseling by the Secretary of the U. Department of Housing and Urban Development or, if permitted by the Secretary, by a State housing finance authority.(ii) Timing of counseling. The counseling required under this paragraph (a)(XXX) must occur after:(A) The consumer receives either the disclosure required by section XXX(c) of the Real Estate Settlement Procedures Act of XXX (XXX U. XXX(c)) or the disclosures required by §XXX; or(B) The consumer receives the disclosures required by §XXX(c), for transactions in which neither of the disclosures listed in (A) are provided.
																	The high-cost mortgage pre-loan counseling date test is not applicable to this loan. (12 CFR §XXX(a)(XXX) he loan is not a high-cost mortgage.	02/23/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10099		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/08/2024	Resolved	-96592	Compliance	High-Cost Mortgage Late Fee Test
This loan failed the high-cost mortgage late charges test for one of the following reasons: (12 CFR §XXX(a)(XXX)(i) he loan provides for a late payment fee in excess of XXX% of the amount of the payment past due; or A value for the late charges amount was not provided any late payment charge imposed in connection with a high-cost mortgage must be specifically permitted by the terms of the loan contract or open-end credit agreement and may not exceed XXX percent of the amount of the payment past due. No such charge may be imposed more than once for a single late payment.
															Change status of 'High-Cost Mortgage Late Fee Test' from Active to Revoked.; related exception	02/08/2024	The high-cost mortgage late charges test is not applicable to this loan. (12 CFR §XXX(a)(XXX) he loan is not a high-cost mortgage.	02/23/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10099		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XX/XX/XXXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; AVM received - within tolerance - condition cleared			Third Party Valuation Product Provided.	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10099		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/08/2024	Resolved	-96590	Compliance	High-Cost Mortgage Financing of Points and Fees Test
This loan failed the high-cost mortgage financing of points and fees test. (12 CFR §XXX(a)(XXX) he loan finances, directly or indirectly, any points and fees, as defined in the legislation creditor that extends credit under a high-cost mortgage may not finance charges that are required to be included in the calculation of points and fees, as that term is defined in §XXX(b)(XXX) and (XXX). Credit insurance premiums or debt cancellation or suspension fees that are required to be included in points and fees under §XXX(b)(XXX)(iv) or (XXX)(iv) shall not be considered financed by the creditor when they are calculated and paid in full on a monthly basis.; Cleared as we have received evidence of the Par rate and bonafide fees from lender.
															Change status of 'High-Cost Mortgage Financing of Points and Fees Test' from Active to Revoked.; Duplicate finding; Cleared as we have received evidence of the Par rate and bonafide fees from lender.	02/23/2024	The high-cost mortgage financing of points and fees test is not applicable to this loan. (12 CFR §XXX(a)(XXX) he loan is not a high-cost mortgage.	02/23/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10099		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/08/2024	Resolved	-96601	Compliance	High-Cost Mortgage Timing of Disclosure Test
This loan failed the high-cost mortgage timing of disclosure test due to one of the following findings: (12 CFR §XXX(c) he High-Cost Mortgage Disclosure Date indicates the creditor did not furnish the disclosure required by 12 CFR §XXX at least three XXX days prior to the consummation or account opening of a high-cost mortgage; or The High-Cost Mortgage Disclosure Date was not provided; or Neither the consummation date nor the closing date was provided.
															Change status of 'High-Cost Mortgage Timing of Disclosure Test' from Active to Revoked.; Addressed exception	02/08/2024	The timing of high-cost mortgage disclosure test is not applicable to this loan. (12 CFR §XXX(a)(XXX) he loan is not a high-cost mortgage.	02/23/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10099		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/08/2024	Resolved	-96607	Compliance	High-Cost Mortgage Points and Fees Threshold Test
This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: (12 CFR §XXX(a)(XXX)(ii)(A), (B) he loan amount is XXX or more, and the transaction's total points and fees is XXX which exceeds XXX percent of the total loan amount of $XXX; or The loan amount is less than XXX and the transaction's total points and fees is XXX which exceeds the lesser of XXX percent of the total loan amount of XXX or $XXX.; The Following Fee are included in the High Cost Mortgage Points and Fees Testing. Loan Origination XXX Discount Points $ XXX. Loan exceed threshold by $XXX. Please provide evidence of Undiscounted rate to exclude discount points.

This loan passed the high-cost mortgage points and fees threshold test due to one of the following findings: (12 CFR §XXX(a)(XXX)(ii)(A), (B) he loan amount is XXX or more, and the transaction's total points and fees is XXX which does not exceed XXX percent of the total loan amount of $XXX; or The loan amount is less than XXX and the transaction's total points and fees is XXX which does not exceed the lesser of XXX percent of the total loan amount of XXX or $XXX.
																		02/23/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10099		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/10/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect validated: IRS debt was not omitted verification of assets shows that borrower was paying for it. -Auto loan of XXX was paid off its shown on the post close CD. -XXX has been in operation for over 5years so use of 1year XXX tax return is validated by the agency guidelines.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/13/2024
Client Defect validated: IRS debt was not omitted verification of assets shows that borrower was paying for it. -Auto loan of XXX was paid off its shown on the post close CD. -XXX has been in operation for over 5years so use of 1year XXX tax return is validated by the agency guidelines.
																		02/13/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10020		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	03/04/2024	Acknowledged	397	Credit	Note Document Indicator is Partial	Missing copy of the original note required for VA IRRRL refinances.			Acknowledged by Client - Exhausted efforts to remedy - Client Defect Validated.	03/04/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	D	D	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A
MMCA2026SD10020		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	03/04/2024	Acknowledged	1246	Credit	Transmittal Summary is Partial	Client defect validated: Uninsurable - The loan would be impaired as the rate is only XXX lower than the previous loan and does not meet the XXX requirement	Change status of 'Transmittal Summary is Partial' from Active to Acknowledged by Client.; Acknowledged by client	03/04/2024	Client defect validated: Uninsurable - The loan would be impaired as the rate is only XXX lower than the previous loan and does not meet the XXX requirement	03/04/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	D	D	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A
MMCA2026SD10020		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/08/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.; Property Inspection Waiver or Appraisal Waiver used as origination valuation product.
Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged; Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client.
																03/21/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.; Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	03/04/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	B	B	D	D	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A
MMCA2026SD10051		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	01/31/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated- ATR Risk- (i) The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX. (ii) The Lender qualified the borrower using incorrect rental income of $XXX. The rental income calculated from XXX and XXX schedule E is $XXX.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/06/2024
Client Defect Validated- ATR Risk- (i) The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX. (ii) The Lender qualified the borrower using incorrect rental income of $XXX. The rental income calculated from XXX and XXX schedule E is $XXX.
																		02/06/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10051		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	01/31/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered for seasoning			Third Party Valuation Product Provided	02/05/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10112		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/12/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated - (i) The missing six months of bank statements to support alimony and child support income is in the file. (ii) An email from the borrower to the Lender states that the Ex Spouse deposits the funds into a joint bank account (XXX #XXX), The borrower transfers the funds to her individual bank account (XXX $XXX). (iii). Bank statements from October XXX - March XXX and November XXX - March XXX are in the file, and show monthly transfer. (iv) The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX. The Lender income used XXX difference of XXX
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/14/2024
Client Defect Validated - (i) The missing six months of bank statements to support alimony and child support income is in the file. (ii) An email from the borrower to the Lender states that the Ex Spouse deposits the funds into a joint bank account (XXX #XXX), The borrower transfers the funds to her individual bank account (XXX $XXX). (iii). Bank statements from October XXX - March XXX and November XXX - March XXX are in the file, and show monthly transfer. (iv) The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX. The Lender income used XXX difference of XXX
																		02/14/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	C	C	C	C	C	B	B	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10112		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/12/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client	02/14/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	02/14/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	C	B	B	C	C	B	B	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10069		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/30/2024	Resolved	-96468	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR §XXX(f)(XXX)(ii) he initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or "In Person" and the initial closing disclosure delivery date is less than three XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(XXX)(i) no later than three XXX days before consummation.; Lender provided Initial CD. Condition cleared.; XXX Defect: Documentation Required. Missing Initial CD provided to borrower at least XXX days prior to consummation. Disclosure Tracking state CD XX/XX/XXXX received by borrower, however that CD was not found in the file.

This loan passed the initial closing disclosure delivery date test.(12 CFR §XXX(f)(XXX)(ii) he initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or "In Person" and the initial closing disclosure delivery date is not less than three XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction he creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(XXX)(i) no later than three XXX days before consummation.
																		02/09/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	C	C	A	C	C	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10069		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/01/2024	Resolved	2958	Property	Post FEMA Disaster Property Inspection Shows Property Damage
FEMA declared XXX county in a disaster area (Severe Winter Storms, Flooding, Landslides, and Mudslides) on XXX/XXX/XXX, with a release date of XXX/XXX/XXX. The Post Disaster Inspection report is dated XX/XX/XXXX and shows no damages. Exception is for informational purposes only. ; Acknowledged - Informational Only
																	Property Damage is repaired	02/06/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	C	C	A	C	C	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10069		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/01/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: The co-borrower was XXX as of XXX/XXX/XXX. The borrower was XXX by XXX and income of XXX was included in the DTI ratio. Unable to validate defect as the file does not contain updated verification of employment showing the co-borrower is no longer XXX by XXX.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/06/2024
Client Defect Invalidated: The co-borrower was XXX as of XXX/XXX/XXX. The borrower was XXX by XXX and income of XXX was included in the DTI ratio. Unable to validate defect as the file does not contain updated verification of employment showing the co-borrower is no longer XXX by XXX.
																		02/06/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	C	C	C	C	C	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10038		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/31/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval
(i client Defect Validated: ATR Risk – Missing income documentation. XXX and XXX tax returns provided. XXX XXX formed XX/XX/XXXX and was in existence for less than XXX years as of note date. Missing XXX and XXX tax returns for additional year. (ii missing signed Profit and Loss statement for XXX XXX XXX.(iii missing explanation for current receipt of unemployment benefits reflected on most recent bank statements.
															Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client.	02/06/2024
(i client Defect Validated: ATR Risk – Missing income documentation. XXX and XXX tax returns provided. XXX XXX formed XX/XX/XXXX and was in existence for less than XXX years as of note date. Missing XXX and XXX tax returns for additional year. (ii missing signed Profit and Loss statement for XXX XXX XXX.(iii missing explanation for current receipt of unemployment benefits reflected on most recent bank statements.
																		02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	C	C	D	D	D	B	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B
MMCA2026SD10038		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/31/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated: AUS (LPA Accept) used in loan decision is in file. We do not have a copy of the Ineligible/Caution AUS>	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/06/2024	Client Defect Invalidated: AUS (LPA Accept) used in loan decision is in file. We do not have a copy of the Ineligible/Caution AUS>	02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	C	C	D	D	D	B	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B
MMCA2026SD10038		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/30/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; XXX Defect: TILA 130B Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The tolerance violation in the amount of XXX is due to addition of Transfer tax addition of XXX on the final CD XXX/XXX/XXX. There is a COC in the file however, it is dated more than XXX days prior to issuance of CD reflecting the changes.
															Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Downgraded due to SOL.	02/19/2024
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; XXX Defect: TILA 130B Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The tolerance violation in the amount of XXX is due to addition of Transfer tax addition of XXX on the final CD XXX/XXX/XXX. There is a COC in the file however, it is dated more than XXX days prior to issuance of CD reflecting the changes.
																		02/19/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	C	B	D	D	D	B	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B
MMCA2026SD10038		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/14/2024	Acknowledged	-96361	Compliance	Reimbursement Date Test
This loan failed the reimbursement date test. (12 CFR §XXX(f)(XXX)(v) he reimbursement date is more than XXX calendar days after the consummation date, or closing / settlement date if no consummation date was provided efunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(XXX)(i) or (ii), the creditor complies with §XXX(e)(XXX)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation.
															Change status of 'Reimbursement Date Test' from Active to Acknowledged by Client.; Non-material finding, cure provided within XXX days of notification.	02/14/2024	Downgraded due to SOL	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	C	B	D	D	D	B	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B
MMCA2026SD10038		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/31/2024	Acknowledged	651	Credit	Borrower Liabilities Verification Indicator is Partial
Client Defect Validated: ATR Risk – Potential Undisclosed Liability. Borrowers XXX bank statement dated XX/XX/XXXX with XXX reflects Divorce Payment for XXX A copy of divorce decree/separation agreement was not in file confirming no additional debt obligations associated with divorce.
															Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	02/06/2024
Client Defect Validated: ATR Risk – Potential Undisclosed Liability. Borrowers XXX bank statement dated XX/XX/XXXX with XXX reflects Divorce Payment for XXX A copy of divorce decree/separation agreement was not in file confirming no additional debt obligations associated with divorce.
																		02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	D	D	D	D	D	B	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B
MMCA2026SD10038		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/30/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged.	02/06/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	B	B	D	D	D	B	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B
MMCA2026SD10038		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/31/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: ATR Risk – Monthly payments not properly calculated. The following liabilities were omitted without supporting documentation: XXX with monthly debt of XXX and XX with monthly debt of XXX causing DTI to increase from XXX% to XXX%.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/06/2024
Client Defect Validated: ATR Risk – Monthly payments not properly calculated. The following liabilities were omitted without supporting documentation: XXX with monthly debt of XXX and XXX with monthly debt of XXX causing DTI to increase from XXX% to XXX%.
																		02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	C	C	D	D	D	B	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B
MMCA2026SD10038		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Cured	-96365	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; Audit reviewed Lenders response, however; Below is the calculation for the charges that in total cannot increase more than XXX% test. Initial LE dated XX/XX/XXXX Section C fees (Title Ins XXX + Closing fee $XXX) + Mortgage Recording fee $XXX= XXX x110% =$XXX Final CD dated XX/XX/XXXX Fees in section C moved to Section B (Title Ins XXX + Closing fee $XXX) + Fee added to Section B (Title-Doc Prep Fee $XXX) + Mortgage Recording fee XXX = XXX Note: COC in file dated XX/XX/XXXX adds Title-Doc Prep Fee XXX – however, fee was only added to Final CD dated XX/XX/XXXX (Not disclosed within XXX days of COC, therefore the COC is invalid) XXX - XXX = XXX refund to borrower. Condition remains.; XXX Defect: TILA 130B Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The tolerance violation in the amount of XXX is due to addition of the title - document prep fee and increase of mortgage recording on the final CD XXX/XXX/XXX. There is a COC in the file however, it doesn't not contain enough information and it is dated more than XXX days prior to issuance of CD reflecting the changes.

Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Cleared to Cured Post Close.; Lender provided PCCD, copy of refund check and proof of delivery. Cured post close, loan will be graded a B.
																02/14/2024
This loan passed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX do not exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).
																		02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	C	B	D	D	D	B	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B
MMCA2026SD10038		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/30/2024	Resolved	3810	Property	Third Party Valuation Product Not Provided
Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; BPO Ordered - seasoned > XXX months
															Change status of 'Third Party Valuation Product Not Provided' from Cleared to Revoked.; Revoked; BPO Ordered - seasoned &; XXX months	02/09/2024	Third Party Valuation Product Provided.; Third Party Valuation Product Provided.	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	D	A	D	D	D	B	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B
MMCA2026SD10282		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/09/2024	Acknowledged	1236	Compliance	XXX XXX Disclosure is Missing
Client Defect Validated: The affiliate XXX disclosure is Missing; Lender provided an LOE stating an affiliate was not used; however, it does not indicate that Lender does not have affiliates. Finding retained as a non-material finding.
															Change status of 'XXX XXX Disclosure is Missing' from Active to Acknowledged by Client.; Non Material Disclosure downgraded to B.	03/12/2024
Client Defect Validated: The affiliate XXX disclosure is Missing; Lender provided an LOE stating an affiliate was not used; however, it does not indicate that Lender does not have affiliates. Finding retained as a non-material finding.
																		03/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	B	B	D	D	B	B	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B
MMCA2026SD10282		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	03/21/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client.	03/21/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	03/21/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	B	B	D	D	B	B	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B
MMCA2026SD10282		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	03/04/2024	Acknowledged	1248	Credit	AUS is Partial
Client Defect Validated: Missing the VA disclosures for XXX) DD-XXX) Verification of Funding fee payment, form in file only reflects status as pending XXX) Copy of original loan note XXX) Case number assignment LAPP
															Change status of 'AUS is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	03/12/2024
Client Defect Validated: Missing the VA disclosures for XXX) DD-XXX) Verification of Funding fee payment, form in file only reflects status as pending XXX) Copy of original loan note XXX) Case number assignment LAPP
																		03/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	D	D	B	B	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B
MMCA2026SD10282		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	03/04/2024	Acknowledged	1246	Credit	Transmittal Summary is Partial	Client defect validated: For this streamline IRRRL it looks like the previous loan paid off was a conventional loan not a VA loan	Change status of 'Transmittal Summary is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	03/04/2024	Client defect validated: For this streamline IRRRL it looks like the previous loan paid off was a conventional loan not a VA loan	03/04/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	D	D	B	B	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B
MMCA2026SD10128		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/01/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning			Third Party Valuation Product Provided	02/05/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	A	A	A	D	D	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B
MMCA2026SD10128		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/01/2024	Resolved	3800	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; BPO ordered due to seasoning			Third Party Valuation Product Provided.	02/05/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	A	A	A	D	D	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B
MMCA2026SD10128		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	01/31/2024	Acknowledged	-96658	Compliance	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; HPML with established escrows and appraisal requirements met.
															Compliance - SOL - Downgrade - Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.; Acknowledged	02/06/2024
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; HPML with established escrows and appraisal requirements met.
																		02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	B	A	A	D	D	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B
MMCA2026SD10128		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/01/2024	Acknowledged	932	Property	Origination Appraisal is Partial	Client Defect Validated – XXXXXative project is ineligible. Both the XXX and XXX financial statements confirmed inadequate cash flow to service operating budget.	Change status of 'Origination Appraisal is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/06/2024	Client Defect Validated – XXXXXative project is ineligible. Both the XXX and XXX financial statements confirmed inadequate cash flow to service operating budget.	02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	A	A	D	D	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B
MMCA2026SD10019		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	03/04/2024	Acknowledged	397	Credit	Note Document Indicator is Partial	Client Defect Validated: A IRRRL Exceeds Term limit. “Interest rat reduction loan cannot have a loan term more than XXX years greater than the loan being paid off”	Change status of 'Note Document Indicator is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	03/04/2024	Client Defect Validated: A IRRRL Exceeds Term limit. “Interest rat reduction loan cannot have a loan term more than XXX years greater than the loan being paid off”	03/04/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	D	D	D	D	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A
MMCA2026SD10019		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	03/21/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client.	03/21/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	03/21/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	B	B	D	D	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A
MMCA2026SD10019		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	03/04/2024	Acknowledged	1246	Credit	Transmittal Summary is Partial	Client Defect Validated: Missing Copy of original note. VA IRRRL Exceeds Term limit. “Interest rate reduction loan cannot have a loan term more than XXX years greater than the loan being paid off”
Change status of 'Transmittal Summary is Partial' from Active to Acknowledged by Client.; Client Defect Validated: Missing Copy of original note. VA IRRRL Exceeds Term limit. “Interest rate reduction loan cannot have a loan term more than XXX years greater than the loan being paid off”
																03/13/2024	Client Defect Validated: Missing Copy of original note. VA IRRRL Exceeds Term limit. “Interest rate reduction loan cannot have a loan term more than XXX years greater than the loan being paid off”	03/13/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	D	D	D	D	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A
MMCA2026SD10019		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	03/04/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
XXX Defect: Property is located in a FEMA disaster area. FEMA declared XXX in a disaster area (HURRICANE XXX) on XXX/XXX/XXX, with an end date of09/XXX/XXX. Please provide Post Disaster Inspection report. ; DCR received - No Damage - Cleared
																	Post Disaster Inspection provided	03/15/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	C	A	D	D	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A
MMCA2026SD10021		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/08/2024	Resolved	3810	Property	Third Party Valuation Product Not Provided
Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; BPO ordered due to seasoning
																	Third Party Valuation Product Provided.	02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	A	D	D	D	B	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A
MMCA2026SD10021		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/08/2024	Resolved	1226	Compliance	Intent to Proceed is Missing	The intent to proceed is Missing			The intent to proceed is received.	02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	A	D	D	D	B	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A
MMCA2026SD10021		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/13/2024	Acknowledged	651	Credit	Borrower Liabilities Verification Indicator is Partial
Client Defect Validated: OBLIGATIONS The Borrower's total monthly obligations may not have been accurately represented. *Evidence of no HOA Dues was not provided for the subject primary residence. Freddie Mac's independent research discovered potential HOA Dues of XXX per month. This was added to the subject house payment in qualifying. *Student Loans with no payments reflected on the credit report did not include a payment in qualifying. Freddie Mac included a XXX% payment as required when no payment is present. An HOA payment was not included in the final DTI calculation, it is just considered missing.
															Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024
Client Defect Validated: OBLIGATIONS The Borrower's total monthly obligations may not have been accurately represented. *Evidence of no HOA Dues was not provided for the subject primary residence. Freddie Mac's independent research discovered potential HOA Dues of XXX per month. This was added to the subject house payment in qualifying. *Student Loans with no payments reflected on the credit report did not include a payment in qualifying. Freddie Mac included a XXX% payment as required when no payment is present. An HOA payment was not included in the final DTI calculation, it is just considered missing.
																		02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	D	D	D	B	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A
MMCA2026SD10021		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/13/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	B	B	D	D	D	B	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A
MMCA2026SD10021		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/13/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: CAPACITY - The Borrower does not have sufficient income to support the total monthly obligations. The subject loan delivered to Freddie Mac reflected a debt-to-income (DTI) ratio of XXX%. The loan application reflects the Borrower as XXX as XXX XXX since XX/XX/XXXX earning income of XXX per month. Freddie Mac calculated the income as XXX per month broken out as follows: *SELF-EMPLOYMENT - XXX Name: XXX XXX - XXX Type: S-CORP (Form XXX-S) - XXX Activity: XXX - Incorporated: XX/XX/XXXX - 9YRS+ - Percentage of Owner: XXX% XXX S-Corp Qualifying Income: XXX / XXX = XXX per month - XXX S-Corp Qualifying Income: XXX / XXX = XXX per month - XXX + XXX Total Earnings: XXX / XXX = XXX per month (Used) Signed P/L thru XX/XX/XXXX - Over XXX Days Old as of the Note Date - Net Income: XXX + Depreciation XXX (-) Travel/Entertainment XXX + Wages XXX = XXX / XXX = XXX per month (Increasing) XXX Bank Statements for to support YTD P/L receipts of XXX per month thru XX/XX/XXXX - Over XXX Days Old as of the Note Date - XX/XX/XXXX Deposits of XXX - XXX/---/XXX Statement not provided - XX/XX/XXXX Deposits of XXX - XX/XX/XXXX Deposits of XXX *XXX S-CORP WAGES - Compensation of Officers: XXX (Increased) (Used) - This Officer Salary of XXX was carried to the XXX Schedule C XXX S-CORP K-XXX INCOME - Ordinary XXX Income: XXX (Decreased) (p204) (Used) XXX INCOME AVAILABLE FROM S-CORP - Nonrecurring Income: <$XXX> - Nonrecurring Income was XXX as no Statement #XXX was observed - No Evidence that this income is likely to continue observed - Depreciation: XXX - Depreciation (Form XXX): XXX - Depletion: XXX - Amortization/Casualty Loss: XXX - Notes in less than 1Yr: XXX - Travel/Entertainment: <$XXX> - Total S-Corp Loss: <$XXX> (Used) - XXX S-Corp Qualifying Income: XXX / XXX = XXX per month *XXX S-CORP WAGES - Compensation of Officers: XXX (Used) - This Officer Salary of XXX was carried to the XXX Schedule C Freddie Mac Confidential Information XXX Funding Date: November XXX Page: XXX Freddie Mac Loan #: XXX Date: December XXX S-CORP K-XXX INCOME - Ordinary XXX Income: XXX (Used) XXX INCOME AVAILABLE FROM S-CORP - Nonrecurring Income: <$XXX> - Nonrecurring Income is Disability Insurance Income - No Evidence that this income is likely to continue observed - Depreciation: XXX - Depreciation (Form XXX): XXX - Depletion: XXX - Amortization/Casualty Loss: XXX - Notes in less than 1Yr: XXX - Travel/Entertainment: XXX - Total S-Corp Loss: <$XXX> (Used) - XXX S-Corp Qualifying Income: XXX / XXX = XXX per month The XXX-S Corp and Schedule C income supported the Lenders income used to qualify.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024
Client Defect Invalidated: CAPACITY - The Borrower does not have sufficient income to support the total monthly obligations. The subject loan delivered to Freddie Mac reflected a debt-to-income (DTI) ratio of XXX%. The loan application reflects the Borrower as XXX as XXX XXX XXX since XX/XX/XXXX earning income of XXX per month. Freddie Mac calculated the income as XXX per month broken out as follows: *SELF-EMPLOYMENT - XXX Name: XXX XXX XXX - XXX Type: S-CORP (Form XXX-S) - XXX Activity: XXX - Incorporated: XX/XX/XXXX - 9YRS+ - Percentage of Owner: XXX% XXX S-Corp Qualifying Income: XXX / XXX = XXX per month - XXX S-Corp Qualifying Income: XXX / XXX = XXX per month - XXX + XXX Total Earnings: XXX / XXX = XXX per month (Used) Signed P/L thru XX/XX/XXXX - Over XXX Days Old as of the Note Date - Net Income: XXX + Depreciation XXX (-) Travel/Entertainment XXX + Wages XXX = XXX / XXX = XXX per month (Increasing) XXX Bank Statements for to support YTD P/L receipts of XXX per month thru XX/XX/XXXX - Over XXX Days Old as of the Note Date - XX/XX/XXXX Deposits of XXX - XXX/---/XXX Statement not provided - XX/XX/XXXX Deposits of XXX - XX/XX/XXXX Deposits of XXX *XXX S-CORP WAGES - Compensation of Officers: XXX (Increased) (Used) - This Officer Salary of XXX was carried to the XXX Schedule C XXX S-CORP K-XXX INCOME - Ordinary XXX Income: XXX (Decreased) (p204) (Used) XXX INCOME AVAILABLE FROM S-CORP - Nonrecurring Income: <$XXX> - Nonrecurring Income was XXX as no Statement #XXX was observed - No Evidence that this income is likely to continue observed - Depreciation: XXX - Depreciation (Form XXX): XXX - Depletion: XXX - Amortization/Casualty Loss: XXX - Notes in less than 1Yr: XXX - Travel/Entertainment: <$XXX> - Total S-Corp Loss: <$XXX> (Used) - XXX S-Corp Qualifying Income: XXX / XXX = XXX per month *XXX S-CORP WAGES - Compensation of Officers: XXX (Used) - This Officer Salary of XXX was carried to the XXX Schedule C Freddie Mac Confidential Information XXX Funding Date: November XXX Page: XXX Freddie Mac Loan #: XXX Date: December XXX S-CORP K-XXX INCOME - Ordinary XXX Income: XXX (Used) XXX INCOME AVAILABLE FROM S-CORP - Nonrecurring Income: <$XXX> - Nonrecurring Income is Disability Insurance Income - No Evidence that this income is likely to continue observed - Depreciation: XXX - Depreciation (Form XXX): XXX - Depletion: XXX - Amortization/Casualty Loss: XXX - Notes in less than 1Yr: XXX - Travel/Entertainment: XXX - Total S-Corp Loss: <$XXX> (Used) - XXX S-Corp Qualifying Income: XXX / XXX = XXX per month The XXX-S Corp and Schedule C income supported the Lenders income used to qualify.
																		02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	C	D	D	D	B	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A
MMCA2026SD10021		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/13/2024	Acknowledged	1257	Credit	Borrower Employment Verification does not meet guidelines
Client Defect Validated: CAPACITY The loan file does not contain adequate documentation to meet the eligibility requirements set forth in Freddie Mac Bulletins (Selling Guidance Related to XXX-XXX) regarding XXX Borrowers. *XXX Year-to-Date (YTD) Profit and Loss (P/L) dated XX/XX/XXXX was provided. This was over XXX days old as of the Note date of XXX/XXX/XXX. The information in the YTD profit and loss statement must cover the most recent month preceding the Application Received Date of XXX/XXX/2021and be dated no more than sixty calendar days prior to the Note date of XXX/XXX/XXX. Refer to Bulletin XXX-XXX and extension of changes for additional information. *For applications received dates on or after XXX/XXX/XXX, three months XXX bank statements are required to support the XXX YTD Profit and Loss. The following XXX account statements were provided for XXX/XXX/XXX, none for April XXX XX/XX/XXXX and XX/XX/XXXX which were over XXX days old as of the Note date of XXX/XXX/XXX. Refer to Bulletin XXX-XXX and extension of changes for additional information
															Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024
Client Defect Validated: CAPACITY The loan file does not contain adequate documentation to meet the eligibility requirements set forth in Freddie Mac Bulletins (Selling Guidance Related to XXX-XXX) regarding XXX Borrowers. *XXX Year-to-Date (YTD) Profit and Loss (P/L) dated XX/XX/XXXX was provided. This was over XXX days old as of the Note date of XXX/XXX/XXX. The information in the YTD profit and loss statement must cover the most recent month preceding the Application Received Date of XXX/XXX/2021and be dated no more than sixty calendar days prior to the Note date of XXX/XXX/XXX. Refer to Bulletin XXX-XXX and extension of changes for additional information. *For applications received dates on or after XXX/XXX/XXX, three months XXX bank statements are required to support the XXX YTD Profit and Loss. The following XXX account statements were provided for XXX/XXX/XXX, none for April XXX XX/XX/XXXX and XX/XX/XXXX which were over XXX days old as of the Note date of XXX/XXX/XXX. Refer to Bulletin XXX-XXX and extension of changes for additional information
																		02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	C	D	D	D	B	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A
MMCA2026SD10021		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/13/2024	Acknowledged	1248	Credit	AUS is Partial
Client Defect Validated: The tax returns reflect rental income for the subject property, which is a primary residence,. and a letter of explanation was not provided.; Lender agrees with the audit findings. An LOE was not provided.
															Change status of 'AUS is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	02/27/2024
Client Defect Validated: The tax returns reflect rental income for the subject property, which is a primary residence,. and a letter of explanation was not provided.; Lender agrees with the audit findings. An LOE was not provided.
																		02/27/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	D	D	D	B	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A
MMCA2026SD10046		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	02/02/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.			Third Party Valuation Product Provided.	02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10046		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	02/02/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning			Third Party Valuation Product Provided	02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10046		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	02/06/2024	Resolved	-96200	Compliance	Qualified Mortgage Lending Policy Points and Fees Test
This loan has points and fees that exceed the points and fees threshold. (12 CFR XXX(e)(XXX) he loan amount is XXX or more, and the transaction's total points and fees is XXX which exceeds XXX percent of the total loan amount of $XXX; or The loan amount is less than XXX but at least XXX and the transaction's total points and fees is XXX which exceeds $XXX; or The loan amount is less than XXX but at least XXX and the transaction's total points and fees is XXX which exceeds XXX percent of the total loan amount of $XXX; or The loan amount is less than XXX but at least XXX and the transaction's total points and fees is XXX which exceeds $XXX; or The loan amount is less than XXX and the transaction's total points and fees is XXX which exceeds XXX percent of the total loan amount of $XXX.; Lender provided verification of PAR rate. QM points and Fees are within tolerance. Condition cleared.

Change status of 'Qualified Mortgage Lending Policy Points and Fees Test' from Active to Revoked.; duplicate; Change status of 'Qualified Mortgage Lending Policy Points and Fees Test' from Active to Revoked.; Duplicate Finding; Lender provided verification of PAR rate. QM points and Fees are within tolerance. Condition cleared.
																02/22/2024	This compliance test 'Qualified Mortgage Lending Policy Points and Fees Test' is no longer tested	02/22/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10046		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	02/06/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect validated: ATR Risk – Income/Employment – Borrower XXX. Loan documentation in file reflect the borrower was XXX by XXX. Income from this employment was included in the debt-to-income ratio (DTI) calculation. The file contained the following documentation to support the income; XXX-months paystubs (XXX), written verification of employment (Form XXX) covering XXX-months of employment/income history and XXX Tax Returns. Unable to validate defect due to file missing post-closing “research” cited in defect verbiage. ; Client Defect Validated: Received WVOE for borrower verifying no longer XXX at time of close.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024
Client Defect validated: ATR Risk – Income/Employment – Borrower XXX. Loan documentation in file reflect the borrower was XXX by XXX. Income from this employment was included in the debt-to-income ratio (DTI) calculation. The file contained the following documentation to support the income; XXX-months paystubs (XXX), written verification of employment (Form XXX) covering XXX-months of employment/income history and XXX Tax Returns. Unable to validate defect due to file missing post-closing “research” cited in defect verbiage. ; Client Defect Validated: Received WVOE for borrower verifying no longer XXX at time of close.
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10027		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/12/2024	Resolved	3810	Property	Third Party Valuation Product Not Provided
Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; BPO ordered due to seasoning
																	Third Party Valuation Product Provided.	02/16/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10027		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/12/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	02/15/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	B	B	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10027		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/15/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated: Missing documentation verifying subject property is Condo-Hotel.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024	Client Defect Invalidated: Missing documentation verifying subject property is Condo-Hotel.	02/15/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10206		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	02/21/2024	Acknowledged	1307	Compliance	The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance.	The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance.
Defect - Not Validated - The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance change status of 'The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance.' from Active to Acknowledged by Client.; Acknowledged by client
																02/21/2024	The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance.	02/21/2024
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX/XX/XXXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of XX/XX/XXXX or $XXX.
																				D	C	C	C	A	A	D	A	C	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C
MMCA2026SD10206		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	02/21/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/23/2024
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX/XX/XXXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of XX/XX/XXXX or $XXX.
																				D	C	D	A	A	A	D	A	C	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C
MMCA2026SD10083		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/09/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated- ATR Risk: The loan application indicates that, at the time of loan origination, the Borrower was XXX, sole proprietor owner of XXX earning XXX monthly income. Income documentation included the following: XXX returns,XXX returns,XXX returns. XXX Franchise Tax Account Status verifying XXX Secretary of State filing date of January XXX used on the Seller income calculation and analysis, the Borrower qualifying income was based on the XXX return, Schedule C averaged over XXX months. Freddie Mac Selling Guide, Section XXX(d) provided guidance for review of the XXX and income analysis. Review of the tax returns Schedule C (XXX and XXX returns) reflected the XXX incurring a significant upward trending in the XXX cash flow from the XXX and XXX tax returns. Due to the upward trending income in the XXX returns from the previous returns, Freddie Mac calculated the borrower XXX monthly income to be XXX using the XXX and XXX returns, Schedule C averaged over XXX months. Using the Borrower monthly income of XXX primary housing payment of XXX and other monthly obligations of XXX the debt-to-income (DTI) ratio increased to XXX% which exceeds the Loan Product Advisor (LPA) Feedback XXX% DTI by more than the allowable tolerance. As a result of the increase in the DTI, the LPA Feedback has been invalidated. The subject loan is not acceptable as a manually underwritten mortgage as the XXX% DTI exceeds the maximum allowable DTI for a manually underwritten mortgage. The subject loan is not eligible for sale to Freddie Mac.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/13/2024
Client Defect Validated- ATR Risk: The loan application indicates that, at the time of loan origination, the Borrower was XXX, sole proprietor owner of XXX earning XXX monthly income. Income documentation included the following: XXX returns,XXX returns,XXX returns. XXX Franchise Tax Account Status verifying XXX Secretary of State filing date of January XXX used on the Seller income calculation and analysis, the Borrower qualifying income was based on the XXX return, Schedule C averaged over XXX months. Freddie Mac Selling Guide, Section XXX(d) provided guidance for review of the XXX and income analysis. Review of the tax returns Schedule C (XXX and XXX returns) reflected the XXX incurring a significant upward trending in the XXX cash flow from the XXX and XXX tax returns. Due to the upward trending income in the XXX returns from the previous returns, Freddie Mac calculated the borrower XXX monthly income to be XXX using the XXX and XXX returns, Schedule C averaged over XXX months. Using the Borrower monthly income of XXX primary housing payment of XXX and other monthly obligations of XXX the debt-to-income (DTI) ratio increased to XXX% which exceeds the Loan Product Advisor (LPA) Feedback XXX% DTI by more than the allowable tolerance. As a result of the increase in the DTI, the LPA Feedback has been invalidated. The subject loan is not acceptable as a manually underwritten mortgage as the XXX% DTI exceeds the maximum allowable DTI for a manually underwritten mortgage. The subject loan is not eligible for sale to Freddie Mac.
																		02/13/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10083		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/09/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10030		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/13/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated: ATR Risk - No proof on file that borrower's employment at XXX XXX XXX was terminated.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024	Client Defect Invalidated: ATR Risk - No proof on file that borrower's employment at XXX was terminated.	02/15/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10030		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/13/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable	Client Defect Validated: ATR Risk -No proof of payment for the omitted debts.; Acknowledged by client.	Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024	Client Defect Validated: ATR Risk -No proof of payment for the omitted debts.; Acknowledged by client.	02/15/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10044		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/07/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated-Rental Income miscalculated-ATR Risk. The back-end DTI of XXX% exceeds the maximum allowable per AUS of XXX% Rental income for XXX XXX based on Schedule E and PITI supported XXX vs. XXX used at time of origination.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/12/2024
Client Defect Validated-Rental Income miscalculated-ATR Risk. The back-end DTI of XXX% exceeds the maximum allowable per AUS of XXX% Rental income for XXX XXXX based on Schedule E and PITI supported XXX vs. XXX used at time of origination.
																		02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	C	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10044		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/08/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect validated-ATR Risk: i) Stability of Borrower's Self Employment Income was not established. Invalidated due to 1120S for XXX and XXX provided in the loan file reflects similar income from one year to the next, therefore, considered stable; ii) Provide documentation to support large deposit of XXX Invalidated due to final Settlement Statement for refinance of XXX XXX confirmed net proceeds that matched the amount and date of the deposit.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/12/2024
Client Defect validated-ATR Risk: i) Stability of Borrower's Self Employment Income was not established. Invalidated due to 1120S for XXX and XXX provided in the loan file reflects similar income from one year to the next, therefore, considered stable; ii) Provide documentation to support large deposit of XXX Invalidated due to final Settlement Statement for refinance of XXX FM XXX XXXX confirmed net proceeds that matched the amount and date of the deposit.
																		02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	C	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10044		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/08/2024	Acknowledged	651	Credit	Borrower Liabilities Verification Indicator is Partial
Client Defect Validated-ATR Risk: i) Missing documentation to confirm XXX XXX and XXX XXX are owned free and clear. ii) XXX Defect-ATR Risk: Missing documentation to confirm if any HOA dues present on property located at XXX XXX XXX XXX. iii) XXX Defect-ATR Risk: Missing letter of explanation regarding XX/XX/XXXX inquiry from XXX.
															Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	02/12/2024
Client Defect Validated-ATR Risk: i) Missing documentation to confirm XXX XXX and XXX XXX are owned free and clear. ii) XXX Defect-ATR Risk: Missing documentation to confirm if any HOA dues present on property located at XXX FM XXX XXXX. iii) XXX Defect-ATR Risk: Missing letter of explanation regarding XX/XX/XXXX inquiry from XXX.
																		02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10001		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/08/2024	Acknowledged	1236	Compliance	XXX XXX Disclosure is Missing	XXX Defect: The affiliate XXX disclosure is Missing; Lender provided unsigned LOE indicating no affiliates; however, did not provide signed attestation on Lender’s letterhead. Condition retained.	Change status of 'XXX XXX Disclosure is Missing' from Active to Acknowledged by Client.; Non-material disclosure - Condition downgraded to B.;	02/27/2024	XXX Defect: The affiliate XXX disclosure is Missing; Lender provided unsigned LOE indicating no affiliates; however, did not provide signed attestation on Lender’s letterhead. Condition retained.	02/27/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	B	B	D	D	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10001		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/08/2024	Acknowledged	2077	Credit	Fraud Report Missing	Client defect validated.: Fraud report Missing.	Change status of 'Fraud Report Missing' from Active to Acknowledged by Client.; Acknowledged by client.	02/27/2024	Client defect validated.: Fraud report Missing.	02/27/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	D	D	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10001		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/13/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect validated: No documentation was provided with the loan file to show that the borrower is the owner of XXX	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024	Client Defect validated: No documentation was provided with the loan file to show that the borrower is the owner of XXXXX	02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	C	D	D	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10001		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/08/2024	Acknowledged	1316	Compliance	HUD Settlement Statement is Missing	XXX Defect: The settlement statement is Missing; Downgraded due to SOL.	Change status of 'HUD Settlement Statement is Missing' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024	XXX Defect: The settlement statement is Missing; Downgraded due to SOL.	02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	B	D	D	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10275		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/RP	Loan Review Complete	01/30/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning	Change status of 'Third Party Valuation Product not Provided' from Cleared to Revoked.; Revoked.; BPO ordered due to seasoning	02/09/2024	Third Party Valuation Product Provided; Third Party Valuation Product Provided	02/19/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10275		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/RP	Loan Review Complete	01/31/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Transfer Taxes increased on the CD issued XX/XX/XXXX without a valid reason. Downgraded due to SOL XXX year rescindable.
															Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Acknowledged - Informational Only	02/09/2024
This loan passed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that do not exceed the good faith determination according to §XXX(e)(XXX)(i) lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Transfer Taxes increased on the CD issued XX/XX/XXXX without a valid reason. Downgraded due to SOL XXX year rescindable.
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10275		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/RP	Loan Review Complete	02/05/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided	XXX Defect: Third Party Valuation Product Not Provided and CU Score is XX/XX/XXXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; BPO ordered due to seasoning	Change status of 'Third Party Valuation Product Not Provided' from Cleared to Revoked.; Revoked.; BPO ordered due to seasoning	02/09/2024	Third Party Valuation Product Provided.; Third Party Valuation Product Provided.	02/19/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10275		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/RP	Loan Review Complete	01/30/2024	Acknowledged	1236	Compliance	XXX XXX Disclosure is Missing	XXX Defect: The affiliate XXX disclosure is Missing	Change status of 'XXX XXX Disclosure is Missing' from Active to Acknowledged by Client.; Non-material disclosure - Condition downgraded to B.;	02/27/2024	XXX Defect: The affiliate XXX disclosure is Missing	02/27/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	B	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10275		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/RP	Loan Review Complete	02/05/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: Credit exception for proof of XXXes established more than XXX years invalid - defect invalid. XXX search documents provide documentation all XXXes were established more than XXX years. ii) Credit exception for capacity to repay invalid - defect invalid. XXX account was not included with a monthly payment, as assets were sufficient to cover a complete payoff. iii) Credit exception for full tax returns for each XXX invalid - defect invalid. Tax returns for each XXX is included in the file. Calculations were correct. Rental properties were documented.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Invalidated: Credit exception for proof of XXX established more than XXX years invalid - defect invalid. XXX search documents provide documentation all XXX were established more than XXX years. ii) Credit exception for capacity to repay invalid - defect invalid. XXX account was not included with a monthly payment, as assets were sufficient to cover a complete payoff. iii) Credit exception for full tax returns for each XXX invalid - defect invalid. Tax returns for each XXX is included in the file. Calculations were correct. Rental properties were documented.
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10296		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/02/2024	Acknowledged	1236	Compliance	XXX XXX Disclosure is Missing	XXX Defect: The affiliate XXX disclosure is Missing	Change status of 'XXX XXX Disclosure is Missing' from Active to Acknowledged by Client.; Non-material disclosure - Condition downgraded to B.;	02/27/2024	XXX Defect: The affiliate XXX disclosure is Missing	02/27/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	C	B	B	C	C	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10296		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/11/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Validated: Client Defect Noted - Borrower Default - Early Payment Default "Repurchase Obligation Triggered - There is a repurchase agreement in connection with the subject loan that requires repurchase upon the loan becoming four full monthly payments past due. The subject loan has become at least four full monthly payments delinquent. Lender provided post-closing payment documentation verifying past due payments.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024
Client Defect Validated: Client Defect Noted - Borrower Default - Early Payment Default "Repurchase Obligation Triggered - There is a repurchase agreement in connection with the subject loan that requires repurchase upon the loan becoming four full monthly payments past due. The subject loan has become at least four full monthly payments delinquent. Lender provided post-closing payment documentation verifying past due payments.
																		02/12/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	C	C	C	C	C	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10236		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/13/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval
Client Defect Validated-ATR Risk: Evidence to support the Borrower has been XXX for over XXX years and cash flow analysis was not provided. On March XXX acknowledged the loan could not be cured. As a result, XXX has determined that the loan must be repurchased. Pursuant to Section XXX of the Correspondent Lending Guide.
															Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; XXX;	02/15/2024
Client Defect Validated-ATR Risk: Evidence to support the Borrower has been XXX for over XXX years and cash flow analysis was not provided. On March XXX acknowledged the loan could not be cured. As a result, XXX has determined that the loan must be repurchased. Pursuant to Section XXX of the Correspondent Lending Guide.
																		02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10236		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/10/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM received - within tolerance - condition cleared			Third Party Valuation Product Provided	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10170		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated: No documentation provided in the loan file to show that borrower has an additional mortgage debt with XXX mortgage	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024	Client Defect Invalidated: No documentation provided in the loan file to show that borrower has an additional mortgage debt with XXX mortgage	02/08/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10170		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/02/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning			Third Party Valuation Product Provided	02/08/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10146		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/31/2024	Acknowledged	3581	Credit	Profit and Loss Does Not Meet Guidelines
Client Defect Validated: ATR Risk - Executed Year-to-date Profit & Loss Statement for borrower's XXX along with XXX months' bank statements in support of the P & L data to validate XXX activity and liquidity was not provided with the loan file
															Change status of 'Profit and Loss Does Not Meet Guidelines' from Active to Acknowledged by Client.; Acknowledged by client	02/06/2024
Client Defect Validated: ATR Risk - Executed Year-to-date Profit & Loss Statement for borrower's XXX along with XXX months' bank statements in support of the P & L data to validate XXX activity and liquidity was not provided with the loan file
																		02/06/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	C	C	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10146		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/31/2024	Acknowledged	651	Credit	Borrower Liabilities Verification Indicator is Partial
Client Defect Validated: ATR Risk - LPA provided required verification that authorized user account on borrower's credit report be supported with documentation showing borrower has been making payments on the account for the last XXX months and final XXX includes a XXXX revolving account which is not reported on borrower's credit report.
															Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/06/2024
Client Defect Validated: ATR Risk - LPA provided required verification that authorized user account on borrower's credit report be supported with documentation showing borrower has been making payments on the account for the last XXX months and final XXX includes a XXXX revolving account which is not reported on borrower's credit report.
																		02/06/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	D	D	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10146		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/31/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided for subject property whose CU Score is over XXX; BPO Ordered > XXX months seasoned			Third Party Valuation Product Provided	02/05/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	D	A	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10146		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/31/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. FEMA declared XXX county in a disaster area (TX Severe Winter Storms) on February XXX Appraisal in file is dated XX/XX/XXXX and show no damage. Exception is for informational purposes only; Acknowledged - info only
																	Post Disaster Inspection provided	02/05/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	C	A	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10255		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/09/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: AVM is missing.			Third Party Valuation Product Provided	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	A	D	D	D	B	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B
MMCA2026SD10255		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/20/2024	Resolved	3600	Property	Third party AVM Confidence Score is less than XXX%	Third party AVM Confidence Score of XXX is less than XXX%.; BPO received			Additional third party valuation product provided that supports value.	03/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	A	D	D	D	B	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B
MMCA2026SD10255		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/09/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product IW is missing.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product IW is missing.	02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	B	B	D	D	D	B	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B
MMCA2026SD10255		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/13/2024	Acknowledged	654	Credit	CoBorrower Liabilities Verified Indicator is Partial	Client Defect Validated: ATR Risk - Undisclosed mortgages	Change status of 'CoBorrower Liabilities Verified Indicator is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024	Client Defect Validated: ATR Risk - Undisclosed mortgages	02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	D	D	D	B	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B
MMCA2026SD10255		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/12/2024	Acknowledged	-96348	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; The loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). The LE reflects a lender credit of XXX and the CD dated XX/XX/XXXX lowered the credit or lender paid items to XXX without a valid COC. Lender cure of XXX due to borrower along with PCCD, LOE, Copy of Refund Check.; TILA 130b Cure required. Refund in the amount of XXX cure requires a valid COC or a cure package with a post-closing CD, letter of explanation, proof of refund, and proof of delivery. The lender credits on the initial LE was XXX and decreased to XXX (itemized fee credit) on the final CD.

Change status of 'Lender Credits That Cannot Decrease Test' from Acknowledged by Client to Revoked.; Revoked; Change status of 'Lender Credits That Cannot Decrease Test' from Active to Acknowledged by Client.; Downgraded due to TILA XXX year SOL.; Change status of 'Lender Credits That Cannot Decrease Test' from Revoked to Acknowledged by Client.; Acknowledged by client;
																02/16/2024	Downgraded due to TILA XXX year SOL	02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	B	D	D	D	B	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B
MMCA2026SD10093		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated: No documentation was provided with the loan file showing undisclosed debts with XXX.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/13/2024	Client Defect Invalidated: No documentation was provided with the loan file showing undisclosed debts with XXX.	02/13/2024		C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10093		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: ATR Risk - The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX Income proved from documents provided is less than amount used by lender to qualify; Acknowledged by client.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/13/2024
Client Defect Validated: ATR Risk - The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX Income proved from documents provided is less than amount used by lender to qualify; Acknowledged by client.
																		02/13/2024		C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10093		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval	Client Defect Validated: ATR Risk - The borrower income verification does not match approval. Paystubs show wage garnishment by DCS of $XXX/paycheck which reduces the qualifying income to XXX	Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client.	02/13/2024	Client Defect Validated: ATR Risk - The borrower income verification does not match approval. Paystubs show wage garnishment by DCS of $XXX/paycheck which reduces the qualifying income to XXX	02/13/2024		C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10118		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	01/30/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated- Ability to Repay Risk-(i) The back-end DTI of XXX (Total Income of XXX per month, Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX. (II) Lender income XXX is not supported by the income documentation (paystubs & WVOE). (iii) Taxes used by the Lender XXX per month is incorrect. The monthly tax XXX is supported by the Title Commitment schedule B, Part XXX #XXX. (iv) The Lender income documentation is inconsistent; LP:Borrower Information income =$XXX however, LP:Employment & Income =$XXX. The XXX income =$XXX.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/06/2024
Client Defect Validated- Ability to Repay Risk-(i) The back-end DTI of XXX (Total Income of XXX per month, Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX. (II) Lender income XXX is not supported by the income documentation (paystubs & WVOE). (iii) Taxes used by the Lender XXX per month is incorrect. The monthly tax XXX is supported by the Title Commitment schedule B, Part XXX #XXX. (iv) The Lender income documentation is inconsistent; LP:Borrower Information income =$XXX however, LP:Employment & Income =$XXX. The XXX income =$XXX.
																		02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	C	C	C	B	B	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10118		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	01/30/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client	02/06/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	B	B	C	C	B	B	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10064		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/09/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	02/15/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	B	B	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10064		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/13/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect validated: The loan meets all applicable credit guidelines. VOE pg XXX XX/XX/XXXX Borrower started new job XXX/XXX/XXX, VOE pg XXX previous employment ended XXX/XXX/XXX, new job began XXX/XXX/XXX. VOE pg XXX previous employer from XX/XX/XXXX to XXX/XXX/XXX. Pg XXX LOX regarding layoff from ADP, Unemployment verification for layoff time period pg XXX-XXX. Continuous income stream from Borrower supported by documents in file.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024
Client Defect validated: The loan meets all applicable credit guidelines. VOE pg XXX XX/XX/XXXX Borrower started new job XXX/XXX/XXX, VOE pg XXX previous employment ended XXX/XXX/XXX, new job began XXX/XXX/XXX. VOE pg XXX previous employer from XX/XX/XXXX to XXX/XXX/XXX. Pg XXX LOX regarding layoff from ADP, Unemployment verification for layoff time period pg XXX-XXX. Continuous income stream from Borrower supported by documents in file.
																		02/15/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10064		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/20/2024	Resolved	3600	Property	Third party AVM Confidence Score is less than XXX%	AVM received - out of tolerance - additional finding set			Additional third party valuation requested to support value. Additional third party valuation product provided that supports value.	03/12/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10064		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/20/2024	Resolved	3598	Property	Third Party AVM to appraised value exceeds XXX% allowable variance	AVM received - out of tolerance - additional finding set	Change status of 'Third Party AVM to appraised value exceeds XXX% allowable variance' from Active to Revoked.; Revoked	02/20/2024	Additional third party valuation requested to support value. Additional third party valuation product provided that supports value.	03/12/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	A	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10064		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/13/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	AVM not provided. Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%			Third Party Valuation Product Provided	02/20/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10084		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/01/2024	Resolved	932	Property	Origination Appraisal is Partial	XXX Defect: Acknowledgement of borrower having received a copy of the appraisal was not provided with the loan file; Lender provided Appraisal Delivery documentation. Condition cleared.			Origination appraisal is Present.	02/09/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10084		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/01/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/19/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10084		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: DTI is in line with excluding Foster care income and retirement income of XXX for borrower. XXX in file shows DTI of XXX% with income included. AUS approved at XXX% (Final DTI of XXX is within tolerance).
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/06/2024
Client Defect Invalidated: DTI is in line with excluding Foster care income and retirement income of XXX for borrower. XXX in file shows DTI of XXX% with income included. AUS approved at XXX% (Final DTI of XXX is within tolerance).
																		02/06/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10161		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/14/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect validated for income. Per research and validation of income documents, UW able to validated income used for loan, however debt was omitted from DTI without LOX to support omission from Lenders approval.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by Client	02/16/2024
Client Defect validated for income. Per research and validation of income documents, UW able to validated income used for loan, however debt was omitted from DTI without LOX to support omission from Lenders approval.
																		02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10161		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/14/2024	Resolved	3420	Credit	DTI Exceeds AUS Maximum Allowable
XXX Defect: Debt listed on the credit report was not included in the DTI calculation by the UW. Per the AUS, pg XXX the debt was omitted without letter of explanation that was required by guidelines. Per credit report pg XXX Fed Stud loan, balance XXX was in deferment. The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; Lender provided student loan IBR plan for Borrower's student loans reflecting a consolidated monthly payment of XXX per month. Audit re-calculated DTI of XXX% is within tolerance of the AUS approved DTI of XXX%. Condition cleared.
																	The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX	03/13/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	A	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10277		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/07/2024	Acknowledged	2353	Compliance	Evidence of Rate Lock Not Provided	XXX Defect: Evidence of Rate Lock Not Provided	Compliance - SOL - Downgrade - Change status of 'Evidence of Rate Lock Not Provided' from Active to Acknowledged by Client.; Downgraded	02/19/2024	XXX Defect: Evidence of Rate Lock Not Provided	02/19/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	B	D	C	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10277		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/12/2024	Resolved	3812	Credit	Interested Party Contribution – Exceeds Guidelines	XXX Defect. The Interested Party Contributions of XXX exceed 200allowable per guidelines. ; Audit reviewed Lenders response and re-reviewed file. Condition rescinded.			The Interested Party Contributions of 265do not exceed 900allowable per guidelines.	02/19/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	D	C	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10277		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/12/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval
Client Defect Validated: ATR - Risk Per Freddie Mac guide XXX Rental income (XXX/XXX/XXX) the subject rental income was calculated incorrectly. Borrower must currently own a Primary Residence to use rental income to qualify when purchains a new rental property in the current calendar year. Per the application, the Borrower was renting and the Declarations section of the application indicates the Borrower has not owned a property in the last XXX years. Rental income of XXX cannot be used as it exceeds the fully monthly payment of the new rental property and the excess rental income cannot be added to the borrower's gross monthly income to qualify. Without rental income from the subject the Debt-To-Income (DTI) increases to XXX% which demonstrates excessive obligations and renders The LPA findings invalid.
															Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client	02/14/2024
Client Defect Validated: ATR - Risk Per Freddie Mac guide XXX Rental income (XXX/XXX/XXX) the subject rental income was calculated incorrectly. Borrower must currently own a Primary Residence to use rental income to qualify when purchains a new rental property in the current calendar year. Per the application, the Borrower was renting and the Declarations section of the application indicates the Borrower has not owned a property in the last XXX years. Rental income of XXX cannot be used as it exceeds the fully monthly payment of the new rental property and the excess rental income cannot be added to the borrower's gross monthly income to qualify. Without rental income from the subject the Debt-To-Income (DTI) increases to XXX% which demonstrates excessive obligations and renders The LPA findings invalid.
																		02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	D	C	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10277		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/12/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable	Client Defect Validated: The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX	Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/14/2024	Client Defect Validated: The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	D	C	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10277		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/07/2024	Acknowledged	1222	Compliance	Home loan Toolkit is Missing	XXX Defect: The home loan toolkit is Missing; Finding remains as we have received evidence of many disclosures from the lender but we still have no evidence of the Home Loan Toollkit.	Change status of 'Home loan Toolkit is Missing' from Active to Acknowledged by Client.; Acknowledged by client	03/07/2024	XXX Defect: The home loan toolkit is Missing; Finding remains as we have received evidence of many disclosures from the lender but we still have no evidence of the Home Loan Toollkit.	03/07/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	B	B	D	C	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10277		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/12/2024	Acknowledged	3605	Credit	Asset Documents are Incomplete
Client Defect Validated: ATR Risk Per Guide XXX: Funds required for the Mortgage transaction (XXX/XXX/XXX): The file is missing a gift letter signed by the donor stating the donor's name, showing the funds are given by a Related Person, including the donor's mailing address and telephone number, the amount of the gift funds or gift of equity. Establish that the gift funds or gift of equity are a gift that does not have to be repaid.
															Change status of 'Asset Documents are Incomplete' from Active to Acknowledged by Client.; Acknowledged by client	02/14/2024
Client Defect Validated: ATR Risk Per Guide XXX: Funds required for the Mortgage transaction (XXX/XXX/XXX): The file is missing a gift letter signed by the donor stating the donor's name, showing the funds are given by a Related Person, including the donor's mailing address and telephone number, the amount of the gift funds or gift of equity. Establish that the gift funds or gift of equity are a gift that does not have to be repaid.
																		02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	D	C	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10277		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/07/2024	Resolved	1314	Credit	Fully Executed Purchase Contract is Missing	Uknown defect: The fully executed purchase contract is Missing; Audit reviewed Lenders response and re-reviewed file. Condition rescinded.			The fully executed purchase contract is received	02/19/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	D	C	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10277		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/12/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
XXX Defect: Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. FEMA declared XXX county in a disaster area (wildfires) on XX/XX/XXXX with a release date of XXX/XXX/XXX. The appraisal in file is dated XX/XX/XXXX and shows no damage, however the appraisal date is prior to the FEMA release date. A Post Disaster Inspection is required. ; PCI received - no damage noted - condition cleared
																	Post Disaster Inspection provided	03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	D	C	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10047		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	03/04/2024	Acknowledged	397	Credit	Note Document Indicator is Partial	Missing Copy of original note.; Lender provided Note for current refinance. Please provide Previous Note (XXX/XXX/XXX). Condition remains.			Acknowledged by Client - efforts exhausted to remedy. XXX Defect:	03/04/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	D	D	B	B	C	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C
MMCA2026SD10047		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	03/04/2024	Acknowledged	1691	Compliance	Originator NMLS is Not Active	Acknowledged by Client - efforts exhausted to remedy. - XXX Defect: The originator NMLS status is Not Active. NMLS Site show Originator Not authorized to conduct XXX from XXX/XXX/XXX-XXX/XXX/XXX.			Acknowledged by Client - efforts exhausted to remedy. XXX Defect:	03/04/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	C	D	D	B	B	C	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C
MMCA2026SD10047		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	03/04/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated: Loan meets VA Seasoning. Borrower on title XX/XX/XXXX and note date is XXX/XXX/XXX.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	03/04/2024	Client Defect Invalidated: Loan meets VA Seasoning. Borrower on title XX/XX/XXXX and note date is XXX/XXX/XXX.	03/04/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	C	D	D	B	B	C	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C
MMCA2026SD10047		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	03/21/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged	03/21/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	03/21/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	B	B	D	D	B	B	C	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C
MMCA2026SD10047		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	03/04/2024	Resolved	1246	Credit	Transmittal Summary is Partial
XXX Defect: HUD/VA Addendum to Uniform Residential Loan Application (VA Form XXX-XXX) is not signed by Lender.; Audit reviewed Lenders response, however; please provide Final HUD/VA Addendum to Uniform Residential Loan Application (VA Form XXX-XXX) signed by Lender. Condition remains. ; Final HUD/VA Addendum to URLA received and acknowledged - condition cleared
																	The transmittal summary is Present	03/25/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	A	D	D	B	B	C	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C
MMCA2026SD10066		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/08/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
XXX Defect: Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. FEMA declared XXX county in a disaster area (wildfire) on XX/XX/XXXX with a release date of XXX/XXX/XXX. The file does not contain an appraisal. A Post Disaster Inspection is required. ; PCI received - no damage noted - condition cleared
																	Post Disaster Inspection provided	03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	A	C	C	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10066		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/02/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	XXX Defect: Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client.	02/12/2024	XXX Defect: Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	B	B	C	C	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10066		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defected Invalidated: ATR Risk- Investor declined to purchase the loan due to improper calculation of monthly liabilities. Per Investor a commercial property located at XXX XXX  should not have been excluded from the REO section of the loan application XXX this property is secured by conventional mortgage financing and is being reported on the borrower's credit report and as a result, the full PITIA should've been added to the borrower's debt ratio. Upon review of the credit report, title and existing loan mortgage statement it was verified that additional loan is existing XXX XXX that was a transferred from  XXX XXXX that occurred on XXX/XXX. February is shown on the Mortgage statement.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/12/2024
Client Defected Invalidated: ATR Risk- Investor declined to purchase the loan due to improper calculation of monthly liabilities. Per Investor a commercial property located at XXX XXX should not have been excluded from the REO section of the loan application XXX this property is secured by conventional mortgage financing and is being reported on the borrower's credit report and as a result, the full PITIA should've been added to the borrower's debt ratio. Upon review of the credit report, title and existing loan mortgage statement it was verified that additional loan is existing XXX XXXX that was a transferred from from XXX XXXX that occurred on XXX/XXX. February is shown on the Mortgage statement.
																		02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	C	C	C	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10081		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	01/31/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated. ATR Risk. The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX Incorrect Income Calculation - XXX (Both Borrowers) - Income from XXX for the borrower was from self-employment and was included in the debt-to-income ratio (DTI) calculation. The calculation of this income as XXX per month was incorrect. The correct/revised monthly income of XXX resulted in a revised DTI of XXX%.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/06/2024
Client Defect Validated. ATR Risk. The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX Incorrect Income Calculation - XXX (Both Borrowers) - Income from XXXX for the borrower was from self-employment and was included in the debt-to-income ratio (DTI) calculation. The calculation of this income as XXX per month was incorrect. The correct/revised monthly income of XXX resulted in a revised DTI of XXX%.
																		02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	C	C	C	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10081		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	01/30/2024	Resolved	1226	Compliance	Intent to Proceed is Missing	XXX Defect: The intent to proceed is Missing; Lender provided ITP. Condition cleared.			The intent to proceed is received.	02/09/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	A	C	C	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10090		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/30/2024	Cured	-96365	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; Audit reviewed Lenders response, however; Charges that cannot increase test Cure of XXX required for increase in lender title policy from XXX to XXX and endorsement fees from XXX to XXX without valid COC Charges that in total cannot increase more than XXX% test Cure of XXX required for increase in recording fees from $XXXx110%=XXX to XXX without valid COC Note: COC dated XX/XX/XXXX is invalid. Missing valid reason for the increases. Total refund to borrower: XXX ($XXX+$XXX- (Over limit refund on CD XXX is insufficient)) Please provide PCCD, LOE, copy of refund check, and proof of mailing/Delivery. Condition remains.; TILA 130b Cure required: Cure of XXX required for increase in recording fees from XXX to XXX without valid COC. A cure of XXX was provided at consummation, however insufficient. Cure requirements include PCCD, LOE, copy of refund check, and proof of mailing.

Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Active to Acknowledged by Client.; Downgraded due to SOL.; Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Cleared to Cured Post Close.; Lender provided LOE, PCCD, copy of refund check and proof of delivery. Cured post close, loan will be graded a B.
																02/20/2024
This loan passed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX do not exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).
																		02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10090		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/01/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect validated: (i) Acceptable verification per XXX self-employment guideline requirements supporting XXX activity within XXX days of subject loan Note date, XXX/XXX/XXX. The Borrower is not XXX. The Borrower works as an XXX. A letter regarding XXX was found in the firle dated Jume XXX which is within XXX days of the Note date. Additionally, the file includes two VOE's from Equifax. (ii) Bank statements on file as of XX/XX/XXXX for Borrower XXX, XXX  do not reveal banking transactions that would support current XXX activity. Credits to the account are transfers from linked accounts. Seller provided a Verbal Verification of Employment dated XX/XX/XXXX which informs Borrower was contacted directly who reported XXX is currently operational. This is not an acceptable verification of current XXX operations as outlined in XXX self-employment guidelines. The Borrower does not have a XXX named XXX. The Borrower is XXX by XXX as an XXX.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by Client	02/06/2024
Client Defect validated: (i) Acceptable verification per XXX self-employment guideline requirements supporting XXX activity within XXX days of subject loan Note date, XXX/XXX/XXX. The Borrower is not XXX. The Borrower works as an XXX. A letter regarding XXX was found in the firle dated Jume XXX which is within XXX days of the Note date. Additionally, the file includes two VOE's from Equifax. (ii) Bank statements on file as of XX/XX/XXXX for Borrower XXX, XXX, Inc do not reveal banking transactions that would support current XXX activity. Credits to the account are transfers from linked accounts. Seller provided a Verbal Verification of Employment dated XX/XX/XXXX which informs Borrower was contacted directly who reported XXX is currently operational. This is not an acceptable verification of current XXX operations as outlined in XXX self-employment guidelines. The Borrower does not have a XXX named XXX. The Borrower is XXX by XXX, Inc as an XXX.
																		02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	C	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10090		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/30/2024	Cured	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Audit reviewed Lenders response, however; Charges that cannot increase test Cure of XXX required for increase in lender title policy from XXX to XXX and endorsement fees from XXX to XXX without valid COC Charges that in total cannot increase more than XXX% test Cure of XXX required for increase in recording fees from $XXXx110%=XXX to XXX without valid COC Note: COC dated XX/XX/XXXX is invalid. Missing valid reason for the increases. Total refund to borrower: XXX ($XXX+$XXX- (Over limit refund on CD XXX is insufficient)) Please provide PCCD, LOE, copy of refund check, and proof of mailing/Delivery. Condition remains.; TILA 130b Cure required: Cure of XXX required for increase in lender title policy from XXX to XXX and endorsement fees from XXX to XXX without valid COC. A cure of XXX was provided at consummation, however insufficient. Cure requirements include PCCD, LOE, copy of refund check, and proof of mailing.

Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Downgraded due to SOL.; Change status of 'Charges That Cannot Increase Test' from Cleared to Cured Post Close.; Lender provided LOE, PCCD, copy of refund check and proof of delivery. Cured post close, loan will be graded a B.
																02/20/2024
This loan passed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that do not exceed the good faith determination according to §XXX(e)(XXX)(i) lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).
																		02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10090		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/20/2024	Acknowledged	-96449	Compliance	Post-Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test
This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test. (12 CFR §XXX(f)(XXX)(v) he post-consummation reason for redisclosure is "post-consummation cure for violation of tolerance/variation" or: The post-consummation revised closing disclosure delivery date is more than XXX calendar days after the consummation date, or closing / settlement date if no consummation date was provided; or The provided reimbursement date is more than XXX calendar days after the consummation date, or closing / settlement date if no consummation date was provided efunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(XXX)(i) or (ii), the creditor complies with §XXX(e)(XXX)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXX(f)(XXX)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.

Change status of 'Post-Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test' from Active to Acknowledged by Client.; Non-material, Lender provided cure within XXX days of notification.
																02/20/2024
This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test. (12 CFR §XXX(f)(XXX)(v) he post-consummation reason for redisclosure is "post-consummation cure for violation of tolerance/variation" or: The post-consummation revised closing disclosure delivery date is more than XXX calendar days after the consummation date, or closing / settlement date if no consummation date was provided; or The provided reimbursement date is more than XXX calendar days after the consummation date, or closing / settlement date if no consummation date was provided efunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(XXX)(i) or (ii), the creditor complies with §XXX(e)(XXX)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXX(f)(XXX)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.
																		02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10090		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/20/2024	Resolved	3600	Property	Third party AVM Confidence Score is less than XXX%	Third party AVM Confidence Score of XXX is less than XXX%.; CCA provided within tolerance. Condition cleared.			Additional third party valuation product provided that supports value.	03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10090		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/01/2024	Resolved	2075	Property	Title Issues Present
XXX Defect: The Final Title Policy reflects a UCC filing dated XX/XX/XXXX to XXXX, on schedule B. There is no evidence in the loan file that this issue has been resolved.; Lender provided documentation from title company indicating UCC Financing Statement was not subordinated verifying lien satisfied. Condition cleared..
																	The exception 'Title Issues Present' is cleared.	02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10090		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/30/2024	Resolved	3580	Property	Third Party Valuation Product not Provided
Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM received. Additional finding added. Condition cleared.
																	Third Party Valuation Product Provided; Third Party Valuation Product Provided	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10049		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/08/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated. Borrower's SSA income is grossed up XXX% XXX x XXX% = XXX = XXX	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/12/2024	Client Defect Invalidated. Borrower's SSA income is grossed up XXX% XXX x XXX% = XXX = XXX	02/12/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10333		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/07/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval
Client Defect Validated: ATR Risk - The LPA Accept was based, in part, on Income of XXX total debt of XXX and a Debt-to-income(DTI) Ratio of XXX% The total debt reflected on the credit report of XXX per the lender underwriting worksheet there was additional debt of XXX (not on the report). The borrowers' capacity to repay the subject mortgage and all other monthly obligations was not established. The total debt on the LPA included expenses, as stated in the application for the following properties however, documentation verifying what expenses represented were not provided in the loan file. XXX - XXX; XXX - XXX and XXX - XXX. If the expenses do not represent tas, insurance and if applicable, HOA dues, documentation verifying these expenses was not provided in the loan file.; Acknowledged by client
															Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Validated: ATR Risk - The LPA Accept was based, in part, on Income of XXX total debt of XXX and a Debt-to-income(DTI) Ratio of XXX% The total debt reflected on the credit report of XXX per the lender underwriting worksheet there was additional debt of XXX (not on the report). The borrowers' capacity to repay the subject mortgage and all other monthly obligations was not established. The total debt on the LPA included expenses, as stated in the application for the following properties however, documentation verifying what expenses represented were not provided in the loan file. XXX - XXXX; XXX - XXX XXXX and XXX - XXX XXXX. If the expenses do not represent tas, insurance and if applicable, HOA dues, documentation verifying these expenses was not provided in the loan file.; Acknowledged by client
																		02/08/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10333		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/02/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%			Third Party Valuation Product Provided; Third Party Valuation Product Provided	02/20/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10068		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client.	02/12/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	B	B	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10068		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/08/2024	Acknowledged	3603	Credit	No Credit Findings	Client defect invalidated: Audit calculation I used base pay which is what the lender used to qualify o new debt documents were on file to support to support the new debt defect	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/12/2024	Client defect invalidated: Audit calculation I used base pay which is what the lender used to qualify o new debt documents were on file to support to support the new debt defect	02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10068		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%			AVM received - within tolerance - condition cleared ;	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10334		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/15/2024	Resolved	1261	Credit	Borrower Income Verification does not match Approval
XXX Defect - ATR Risk: Missing the Market Rent Estimate for XX/XX/XXXX Plex property for the borrower's concurrent purchase of investment property at XXX XXX. The audit is unable to offset the PITI for this property without verification of the monthly market rent estimate of XXX or XXX used by the lender, as noted on the XXX U/W Transmittal Summary XXX for that property and income calculation worksheet ($XXX).; Lender provided Market Rent documentation. Condition cleared.; Lender provided the Operating Statement/ Single Family Rent Comparable for the subject property. Missing the Market Rent Estimate for XX/XX/XXXX Plex property for the borrower's concurrent purchase of investment property at XXX XXX. The audit is unable to offset the PITI for this property without verification of the monthly market rent estimate of XXX or XXX used by the lender, as noted on the XXX U/W Transmittal Summary XXX for that property and income calculation worksheet ($XXX). Condition maintained.
																	The borrower income verification does match approval	03/04/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	C	C	A	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10334		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/15/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated - ATR Risk: "Incorrect Rental Income Calculation - The borrower's capacity to repay was not established." The audit determined that the AUS DTI of XXX% was not accurate. The recalculated DTI is XXX% based on the following: (i.) REO @ XXX XXX - the lender only included the PITI from the 1st mortgage and HELOC mortgage totaling $XXX. However, the current tax and hazard insurance documentation shows an escrow shortage of XXX that was not considered. Adding in this additional debt decreases the net rental income from XXX (as indicated on the lender's income calculation worksheet) to $XXX. Moreover, the AUS / Final XXX included XXX in Net Rental Income for this property which is not documented. (ii.) REO @ XXXXXX - this property was closed concurrently with the subject property by the lender. The lender used a monthly Market Rent Estimate of XXX to offset the PITI on this property, as indicated on the XXX U/W Transmittal Summary for the origination of the loan. However, the Market Rent Estimate for a XX/XX/XXXX Plex property is missing. Therefore, the market rent estimate cannot be considered, which lowers the audit net rental loss from XXX to $XXX. (iii.) Subject Property - the lender included net rental income of XXX based on the Market Rent Estimate (Form XXX). However, per the Freddie Mac selling guide, if the borrower does not own a primary residence (the borrower resides with her mother and pays no rent), the rental income can only be used to offset the PITI. Therefore, the audit lowered the net rental income from XXX to $XXX.; Acknowledged by client
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/16/2024
Client Defect Validated - ATR Risk: "Incorrect Rental Income Calculation - The borrower's capacity to repay was not established." The audit determined that the AUS DTI of XXX% was not accurate. The recalculated DTI is XXX% based on the following: (i.) REO @ XXX XXX - the lender only included the PITI from the 1st mortgage and HELOC mortgage totaling $XXX. However, the current tax and hazard insurance documentation shows an escrow shortage of XXX that was not considered. Adding in this additional debt decreases the net rental income from XXX (as indicated on the lender's income calculation worksheet) to $XXX. Moreover, the AUS / Final XXX included XXX in Net Rental Income for this property which is not documented. (ii.) REO @ XXX XXX - this property was closed concurrently with the subject property by the lender. The lender used a monthly Market Rent Estimate of XXX to offset the PITI on this property, as indicated on the XXX U/W Transmittal Summary for the origination of the loan. However, the Market Rent Estimate for a XX/XX/XXXX Plex property is missing. Therefore, the market rent estimate cannot be considered, which lowers the audit net rental loss from XXX to $XXX. (iii.) Subject Property - the lender included net rental income of XXX based on the Market Rent Estimate (Form XXX). However, per the Freddie Mac selling guide, if the borrower does not own a primary residence (the borrower resides with her mother and pays no rent), the rental income can only be used to offset the PITI. Therefore, the audit lowered the net rental income from XXX to $XXX.; Acknowledged by client
																		02/16/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10334		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/15/2024	Acknowledged	3603	Credit	No Credit Findings
(i.) Client Defect Invalidated: "The loan file did not contain documentation verifying that the XXX Mortgage #XXX payment of XXX included escrows for the property." The audit determined that the mortgage statement for XXX XXX dated XX/XX/XXXX shows a total PITI payment of XXX that includes a XXX escrow payment. (ii.) Client Defect Invalidated: "The borrowers' capacity to repay the subject mortgage and all other monthly obligations was not established. The total debt of XXX included in the LPA analysis included expenses, as stated in the application for the following properties; however, documentation verifying what expenses represented were not provided in the loan file: XXX XXX XXX XXX XXX If the expenses do not represent tax, insurance and if applicable, HOA dues, documentation verifying those expenses was not provided in the loan file. Freddie Mac is unable to validate the LPA data and resulting DTI Ratio. The subject loan is not eligible for sale to Freddie Mac." The audit determined that all tax, insurance, and HOA documentation was provided for all of the borrower's REO properties, which included: mortgage statements (XXX XXX), Tax Return Sch E Statement XXX (HOA for XXX XXX), property reports showing taxes (XXX XXX, XXX,XXX, XXX XXX, XXX XXX), tax searches (XXX XXX, XXX XXX, XXX XXX, XXX XXX), and hazard insurance policies (XXX XXX, XXX XXX, XXX XXX, XXX XXX).
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/16/2024
(i.) Client Defect Invalidated: "The loan file did not contain documentation verifying that the XXX Mortgage #XXX payment of XXX included escrows for the property." The audit determined that the mortgage statement for XXX XXX dated XX/XX/XXXX shows a total PITI payment of XXX that includes a XXX escrow payment. (ii.) Client Defect Invalidated: "The borrowers' capacity to repay the subject mortgage and all other monthly obligations was not established. The total debt of XXX included in the LPA analysis included expenses, as stated in the application for the following properties; however, documentation verifying what expenses represented were not provided in the loan file: XXX XXX XXX XXX XXX XXX If the expenses do not represent tax, insurance and if applicable, HOA dues, documentation verifying those expenses was not provided in the loan file. Freddie Mac is unable to validate the LPA data and resulting DTI Ratio. The subject loan is not eligible for sale to Freddie Mac." The audit determined that all tax, insurance, and HOA documentation was provided for all of the borrower's REO properties, which included: mortgage statements (XXX XXX), Tax Return Sch E Statement XXX (HOA for XXX XXX), property reports showing taxes (XXX XXX, XXX XXX, XXX XXX, XXX XXX), tax searches (XXX XXX, XXX XXX, XXX XXX, XXX XXX), and hazard insurance policies (XXX XXX, XXX XXX, XXX XXX, XXX XXX).
																		02/16/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10098		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/01/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect validated: ATR Risk: The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX Client Defect validated: ATR Risk. Source of Income Unacceptable - Meals and lodging (MLA) allowance was included as a source of income for the borrower in the debt-to-income ratio (DTI) calculation. Income derived from this source is not acceptable for purposes of qualification. Per the file TWN, MLA and/or travel expenses are paid under an accountable plan and the amounts are not reported on the W2 as they are not wages. The MLA offered is not a requirement of the travel assignments, but rather a benefit offered to employees. Excluding the income resulted in revised total monthly income of XXX and a revised DTI of XXX%. Client defect validated. B1 is a contract traveling nurse who receives non-taxable Meals, lodging and travel stipend allowance in addition to hourly pay while working an assignment away from home. Contract employment income subject to time limits is not considered stable and predictable. Stipends is not defined as an acceptable source of non-taxable income by Fannie Mae. Audit income calculation for Base hourly wages only is $XXX. The DTI has increased from XXX% to XXX%.; Audit reviewed Lenders response. Condition is Validated.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/09/2024
Client Defect validated: ATR Risk: The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX Client Defect validated: ATR Risk. Source of Income Unacceptable - Meals and lodging (MLA) allowance was included as a source of income for the borrower in the debt-to-income ratio (DTI) calculation. Income derived from this source is not acceptable for purposes of qualification. Per the file TWN, MLA and/or travel expenses are paid under an accountable plan and the amounts are not reported on the W2 as they are not wages. The MLA offered is not a requirement of the travel assignments, but rather a benefit offered to employees. Excluding the income resulted in revised total monthly income of XXX and a revised DTI of XXX%. Client defect validated. B1 is a contract traveling nurse who receives non-taxable Meals, lodging and travel stipend allowance in addition to hourly pay while working an assignment away from home. Contract employment income subject to time limits is not considered stable and predictable. Stipends is not defined as an acceptable source of non-taxable income by Fannie Mae. Audit income calculation for Base hourly wages only is $XXX. The DTI has increased from XXX% to XXX%.; Audit reviewed Lenders response. Condition is Validated.
																		02/09/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	C	C	C	C	D	D	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A
MMCA2026SD10098		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	01/31/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client	02/06/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	02/06/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	B	B	C	C	D	D	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A
MMCA2026SD10098		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	03/20/2024	Acknowledged	3600	Property	Third party AVM Confidence Score is less than XXX%
AVM out of Tolerance. BPO ordered for Value - out of tolerance. condition retained; Acknowledged by Client - efforts exhausted to provide remedy - AVM out of Tolerance. BPO ordered for Value - out of tolerance. condition retained; BPO received
																	Acknowledged by Client - efforts exhausted to provide remedy -	03/20/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	D	D	C	C	D	D	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A
MMCA2026SD10098		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	01/31/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect validated: Omission of Debts Documentation Missing - A recent credit report obtained by Fannie Mae reflected student loan accounts with XXX #XXX and #XXX that were not included in the debt-to-income ratio (DTI) calculation. Unable to validate defect as file does not contain an updated/recent credit report. Additionally, the origination credit report reflects XXX trade lines for XXX #XXX that are identical duplicate accounts with conflicting closing/transfer and XXX Balance information. Both trades reflect the last payment made was XX/XX/XXXX and closed/transferred XXX/XXX. Provide recent credit report reflecting XXX #XXX was closed with XXX balance prior to or on the note date of XXX/XXX/XXX. Provide updated credit report to validate XXX #XXX & XXX #XXX accounts were opened prior to or on the note date of XXX/XXX/XXX.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/06/2024
Client Defect validated: Omission of Debts Documentation Missing - A recent credit report obtained by Fannie Mae reflected student loan accounts with XXX #XXX and #XXX that were not included in the debt-to-income ratio (DTI) calculation. Unable to validate defect as file does not contain an updated/recent credit report. Additionally, the origination credit report reflects XXX trade lines for Fed Loan Serv #XXX that are identical duplicate accounts with conflicting closing/transfer and XXX Balance information. Both trades reflect the last payment made was XX/XX/XXXX and closed/transferred XXX/XXX. Provide recent credit report reflecting Fed Loan Serv #XXX was closed with XXX balance prior to or on the note date of XXX/XXX/XXX. Provide updated credit report to validate XXX #XXX & XXX #XXX accounts were opened prior to or on the note date of XXX/XXX/XXX.
																		02/06/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	C	C	C	C	D	D	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A
MMCA2026SD10098		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/01/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval
Client Defect validated: ATR Risk. Source of Income Unacceptable - Meals and lodging (MLA) allowance was included as a source of income for the borrower in the debt-to-income ratio (DTI) calculation. Income derived from this source is not acceptable for purposes of qualification. Per the file TWN, MLA and/or travel expenses are paid under an accountable plan and the amounts are not reported on the W2 as they are not wages. The MLA offered is not a requirement of the travel assignments, but rather a benefit offered to employees. Excluding the income resulted in revised total monthly income of XXX and a revised DTI of XXX%. Client defect validated. B1 is a contract traveling nurse who receives non-taxable Meals, lodging and travel stipend allowance in addition to hourly pay while working an assignment away from home. Contract employment income subject to time limits is not considered stable and predictable. Stipends is not defined as an acceptable source of non-taxable income by Fannie Mae. Audit income calculation for Base hourly wages only is $XXX. The DTI has increased from XXX% to XXX%.
															Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client	02/06/2024
Client Defect validated: ATR Risk. Source of Income Unacceptable - Meals and lodging (MLA) allowance was included as a source of income for the borrower in the debt-to-income ratio (DTI) calculation. Income derived from this source is not acceptable for purposes of qualification. Per the file TWN, MLA and/or travel expenses are paid under an accountable plan and the amounts are not reported on the W2 as they are not wages. The MLA offered is not a requirement of the travel assignments, but rather a benefit offered to employees. Excluding the income resulted in revised total monthly income of XXX and a revised DTI of XXX%. Client defect validated. B1 is a contract traveling nurse who receives non-taxable Meals, lodging and travel stipend allowance in addition to hourly pay while working an assignment away from home. Contract employment income subject to time limits is not considered stable and predictable. Stipends is not defined as an acceptable source of non-taxable income by Fannie Mae. Audit income calculation for Base hourly wages only is $XXX. The DTI has increased from XXX% to XXX%.
																		02/06/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	C	C	C	C	D	D	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A
MMCA2026SD10098		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	01/30/2024	Resolved	3810	Property	Third Party Valuation Product Not Provided
Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; AVM received. Additional finding added. Condition cleared.
																	Third Party Valuation Product Provided.	02/20/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	D	A	C	C	D	D	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A
MMCA2026SD10098		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	01/30/2024	Resolved	1226	Compliance	Intent to Proceed is Missing	The intent to proceed is Missing; Lender provided ITP. Condition cleared.			The intent to proceed is received.	02/09/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	C	A	C	C	D	D	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A
MMCA2026SD10098		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	01/30/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM received. Additional finding added. Condition cleared.			Third Party Valuation Product Provided	02/20/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	D	A	C	C	D	D	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A
MMCA2026SD10098		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	01/31/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
XXX Defect: FEMA declared XXX. in a disaster area (Hurricane & Tropical Storms) on XXX/XXX/XXX, with a release date of XXX/XXX/XXX. The loan closed on XX/XX/XXXX exercising an Appraisal Waiver. An affidavit stating the property has no damage was provided with exterior photos on XXX/XXX/XXX, however this is prior to the FEMA release date. A Post Disaster Inspection is required. ; PCI received - no damage noted - condition cleared
																	Post Disaster Inspection provided	03/11/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	C	A	C	C	D	D	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A
MMCA2026SD10006		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/07/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	XXX Defect: Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client.	02/12/2024	XXX Defect: Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	02/12/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	C	B	B	C	C	B	B	C	A	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10006		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/11/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX Borrower income documentation only verifies the award listed, and is taxed so not able to gross up.

Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by Client; Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.
																02/14/2024
Client Defect Validated: The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX Borrower income documentation only verifies the award listed, and is taxed so not able to gross up.
																		02/14/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	C	C	C	C	C	B	B	C	A	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10006		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/08/2024	Resolved	-96468	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR §XXX(f)(XXX)(ii) he initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(XXX)(i) no later than three XXX days before consummation.; Lender provided disclosure tracking. Condition cleared.; The initial CD delivery/timing does not pass the mailbox rule and there was no evidence provided in the file that it was viewed/e-signed/or otherwise received XXX days prior to consummation. This finding is considered non-material due to expired statue of limitations. ; XXX Defect: Documentation Required - file missing evidence borrower received initial CD XX/XX/XXXX prior to closing

This loan passed the initial closing disclosure delivery date test.(12 CFR §XXX(f)(XXX)(ii) he initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or "In Person" and the initial closing disclosure delivery date is not less than three XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction he creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(XXX)(i) no later than three XXX days before consummation.
																		02/23/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	C	C	A	C	C	B	B	C	A	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10018		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/05/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect-Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning			Third Party Valuation Product Provided	02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	B	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B
MMCA2026SD10018		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/06/2024	Cured	-96365	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; TILA 130b Cure Required Refund in the amount of XXX Cure Package requires a PCCD, LOX Copy of refund check and proof of delivery to the borrower OR Valid COC. The XXX% tolerance violation is due to the CPL Fee and Title Insurance Policy increase without a valid COC in file. The COC in file does not contain sufficient information to be valid

Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Active to Acknowledged by Client.; Acknowledged; Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Cleared to Cured Post Close.; Lender provided LOE, PCCD, copy of refund check and proof of delivery. Cured post close, loan will be graded a B.
																02/20/2024
This loan passed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX do not exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).
																		02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	B	C	C	D	B	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B
MMCA2026SD10018		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/05/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	XXX Defect-Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024	XXX Defect-Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	B	B	C	C	D	B	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B
MMCA2026SD10018		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/20/2024	Acknowledged	-96449	Compliance	Post-Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test
This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test. (12 CFR §XXX(f)(XXX)(v) he post-consummation reason for redisclosure is "post-consummation cure for violation of tolerance/variation" or: The post-consummation revised closing disclosure delivery date is more than XXX calendar days after the consummation date, or closing / settlement date if no consummation date was provided; or The provided reimbursement date is more than XXX calendar days after the consummation date, or closing / settlement date if no consummation date was provided efunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(XXX)(i) or (ii), the creditor complies with §XXX(e)(XXX)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXX(f)(XXX)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.

Change status of 'Post-Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test' from Active to Acknowledged by Client.; Non-material finding, cure provided within XXX days of notification.
																02/20/2024
This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test. (12 CFR §XXX(f)(XXX)(v) he post-consummation reason for redisclosure is "post-consummation cure for violation of tolerance/variation" or: The post-consummation revised closing disclosure delivery date is more than XXX calendar days after the consummation date, or closing / settlement date if no consummation date was provided; or The provided reimbursement date is more than XXX calendar days after the consummation date, or closing / settlement date if no consummation date was provided efunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(XXX)(i) or (ii), the creditor complies with §XXX(e)(XXX)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXX(f)(XXX)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.
																		02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	B	C	C	D	B	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B
MMCA2026SD10018		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/07/2024	Acknowledged	3581	Credit	Profit and Loss Does Not Meet Guidelines
Client Defect Validated-Profit and Loss Does Not Meet Guidelines- ATR Risk. Missing Year To Date Profit and Loss from XX/XX/XXXX to XX/XX/XXXX required per XXX XXX Self Employment guidelines at time of origination. Year to Date P&L in file is for XXX however, the subject loan closed XXX/XXX/XXX.
															Change status of 'Profit and Loss Does Not Meet Guidelines' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024
Client Defect Validated-Profit and Loss Does Not Meet Guidelines- ATR Risk. Missing Year To Date Profit and Loss from XX/XX/XXXX to XX/XX/XXXX required per XXX XXX Self Employment guidelines at time of origination. Year to Date P&L in file is for XXX however, the subject loan closed XXX/XXX/XXX.
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	B	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B
MMCA2026SD10292		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/14/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated: Net Tangible Benefit worksheet came with the file.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024	Client Defect Invalidated: Net Tangible Benefit worksheet came with the file.	02/15/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10292		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Acknowledged	1427	Credit	LTV Exceeds AUS Maximum Allowable	Client Defect Validated: The original LTV of XXX exceeds the maximum allowable per AUS of XXX; The original LTV of XXX exceeds the maximum allowable per AUS of XXX	Change status of 'LTV Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	03/15/2024	The original LTV of XX/XX/XXXX is not greater than the maximum allowable per AUS of XXX	02/14/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10292		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Acknowledged	1428	Credit	CLTV Exceeds the AUS Maximum Allowable	Client Defect Validated: The original CLTV of XXX exceeds maximum allowable per AUS of XXX; The original CLTV of XXX exceeds maximum allowable per AUS of XXX	Change status of 'CLTV Exceeds the AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	03/15/2024	The original CLTV of XX/XX/XXXX is not greater than the maximum allowable per AUS of XXX	02/14/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10292		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Resolved	3810	Property	Third Party Valuation Product Not Provided
XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; BPO ordered due to seasoning
																	Third Party Valuation Product Provided.	02/16/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10292		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/11/2024	Resolved	-96468	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR §XXX(f)(XXX)(ii) he initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or "In Person" and the initial closing disclosure delivery date is less than three XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(XXX)(i) no later than three XXX days before consummation.; Condition cleared as we have received the missing initial CD.; Lender provided final CD; however, did not provide the initial CD. Conditino retained.; XXX Defect: Documentation required: The initial Closing Disclosure was missing from the loan file. Remains active per SOL.

This loan passed the initial closing disclosure delivery date test.(12 CFR §XXX(f)(XXX)(ii) he initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or "In Person" and the initial closing disclosure delivery date is not less than three XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction he creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(XXX)(i) no later than three XXX days before consummation.
																		03/07/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	A	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10097		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	01/31/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX The following liabilities were not paid off at closing: XXX XXX XXX XXX XXX XXX XXX XXX XXX XXX and XXX XXX ; Acknowledged by client
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/06/2024
Client Defect Validated: The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX The following liabilities were not paid off at closing: XXX XXX XXX XXX XXX XXX XXX XXX XXX XXX and XXX XXX ; Acknowledged by client
																		02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10097		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	01/31/2024	Resolved	1257	Credit	Borrower Employment Verification does not meet guidelines
XXX Defect: Cannot validate SSa income used by client (SSA Award letter missing along with proof of receipt) nor current self-employment income for XXX yrs, ; Condition cleared as we have ethe evidence of SSI as well as the Sch C income as well as tax returns and transcripts.
																	The exception 'Borrower Employment Verification does not meet guidelines' is cleared.	02/09/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	A	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10076		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/10/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect validated: Upon review client defect was based on a credit report ran after the loan closed and funded. Throughout the process of loan qualification review and closing the liability (XXX) was not obtained and was later acquired after the loan was funded.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/13/2024
Client Defect validated: Upon review client defect was based on a credit report ran after the loan closed and funded. Throughout the process of loan qualification review and closing the liability (XXX) was not obtained and was later acquired after the loan was funded.
																		02/13/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	C	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10076		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM received - within tolerance - condition cleared			Third Party Valuation Product Provided	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	D	A	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10076		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Resolved	3810	Property	Third Party Valuation Product Not Provided
Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; AVM received - within tolerance - condition cleared
																	Third Party Valuation Product Provided.	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	D	A	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10076		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/10/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.; Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged	03/21/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	02/10/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	B	B	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10078		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/31/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: False Representation/Undisclosed Obligation - A credit report obtained disclosed an account opened with XXX XXX with a monthly obligation of XXX per month. Unable to validate defect as file does not contain updated credit report.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/06/2024
Client Defect Invalidated: False Representation/Undisclosed Obligation - A credit report obtained disclosed an account opened with XXX XXX with a monthly obligation of XXX per month. Unable to validate defect as file does not contain updated credit report.
																		02/06/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10088		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/20/2024	Resolved	3600	Property	Third party AVM Confidence Score is less than XXX%	Third party AVM Confidence Score of XXX is less than XXX%.; CCA received - within tolerance - cleared			Additional third party valuation requested to support value. Additional third party valuation product provided that supports value.	03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10088		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/12/2024	Resolved	2427	Credit	Fraud Report Shows Uncleared Alerts
XXX Defect: Fraud report shows the following alerts that have not been cleared: Possible straw buyer - subject address used on other loans in the past XXX months and is a refinance transaction. WARNING, incomplete DRIVE report. The following required participants are missing: Appraiser and Appraisal Company. ; Audit reviewed Lenders response and re-reviewed file. Condition rescinded.
																	Alerts from Fraud Report have been cleared.	02/19/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10088		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/12/2024	Resolved	651	Credit	Borrower Liabilities Verification Indicator is Partial	XXX Defect: Missing the signed Final CD for the XXX refinance #XXX closing concurrently showing the proposed PITIA of $XXX.			Lender provided signed final CD for the concurrent refinance of the property located at XXX XXXX. Condition cleared.	02/22/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10088		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/08/2024	Resolved	3800	Property	Third Party Valuation Product Not Provided
XXX Defect: Third Party Valuation Product Not Provided and CU Score is not provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; AVM received. Additional finding added. Condition cleared.
																	Third Party Valuation Product Provided.	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10088		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/08/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM received. Additional finding added. Condition cleared.			Third Party Valuation Product Provided	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10088		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/20/2024	Resolved	3598	Property	Third Party AVM to appraised value exceeds XXX% allowable variance	Third party AVM value of XXX with a variance of XXX exceeds XXX% allowable variance.; CCA received - within tolerance - cleared			Additional third party valuation requested to support value. Additional third party valuation product provided that supports value.	03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10088		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/12/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval
Client Defect Validated: Base income from XXX XXX for the Borrower was included in the debt-to-income ratio (DTI) calculation. Borrower returned to work on XXX/XXX/XXX. The loan documentation did not include hours work and or paystub from XX/XX/XXXX to closing. Excluding the income resulted in revised income of XXX and a revised DTI of XXX%.
															Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client	02/14/2024
Client Defect Validated: Base income from XXX XXX for the Borrower was included in the debt-to-income ratio (DTI) calculation. Borrower returned to work on XXX/XXX/XXX. The loan documentation did not include hours work and or paystub from XX/XX/XXXX to closing. Excluding the income resulted in revised income of XXX and a revised DTI of XXX%.
																		02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10088		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/12/2024	Resolved	932	Property	Origination Appraisal is Partial	XXX Defect: Missing documentation borrower received a copy of the appraisal at or prior to closing.			Upon further review, property is an investment with XXX purpose in file. XXX day receipt of the appraisal is not required. Condition cleared.	02/22/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10330		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/13/2024	Acknowledged	3605	Credit	Asset Documents are Incomplete
Client Defect Validated: ATR Risk - Lacking documentation to use XXX XXX XXX bank statement. The XXX bank statements were used for cash to close and reserve requirement, however there is no evidence (XXX formation/incorporate agreement) that the borrower owns this XXX, in order to use these funds.
															Change status of 'Asset Documents are Incomplete' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024
Client Defect Validated: ATR Risk - Lacking documentation to use XXX XXX XXX bank statement. The XXX bank statements were used for cash to close and reserve requirement, however there is no evidence (XXX formation/incorporate agreement) that the borrower owns this XXX, in order to use these funds.
																		02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	D	C	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10330		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/06/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
I. Client Defect Validated: ATR Risk - Incorrect Income Calculation. The lender calculated the borrower's XXX, XXX., income as XXX (using XXX month average). The income should be calculated as XXX (using XXX month average), as the borrower did not provide an LOE explaining the significant increase in income. The borrower does not have a history of earnings at the level used to qualify. II. Client Defect Validated: ATR Risk - Excluded mortgage and lease were not supported. The lender excluded XXX #XXX, and XXX #XXX. XXX #XXX was excluded by the lender, due to the XXX XXX, XXX was paying this liability. XXX bank statements showing this liability was paid by the XXX is in file, however XXX tax returns were not provided to confirm this liability was part of XXX expenses. Also, proof of the borrower owning the XXX is not in file. The mortgage for the property located at XXX XXX was excluded by the lender, due to third party provided bank statements showing the payments for the last XXX months from #XXX, which belongs to XXX XXXXX and XXX XXXXX, and XXX months payment (dated XX/XX/XXXX and XXX/XXX/XXX) from XXX S XXX XXX XXX. There is no evidence that the borrower owns this XXX as well. XXX tax returns were not provided to evidence that this was a XXX expense. The DTI ratio increased from XXX% to XXX%.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024
I. Client Defect Validated: ATR Risk - Incorrect Income Calculation. The lender calculated the borrower's XXX, XXXX., income as XXX (using XXX month average). The income should be calculated as XXX (using XXX month average), as the borrower did not provide an LOE explaining the significant increase in income. The borrower does not have a history of earnings at the level used to qualify. II. Client Defect Validated: ATR Risk - Excluded mortgage and lease were not supported. The lender excluded XXX #XXX, and XXXX #XXX. XXX #XXX was excluded by the lender, due to the XXX XXX, XXX was paying this liability. XXX bank statements showing this liability was paid by the XXX is in file, however XXX tax returns were not provided to confirm this liability was part of XXX expenses. Also, proof of the borrower owning the XXX is not in file. The mortgage for the property located at XXX XXXX was excluded by the lender, due to third party provided bank statements showing the payments for the last XXX months from #XXX, which belongs to  XXXXX and  XXXXX, and XXX months payment (dated XX/XX/XXXX and XXX/XXX/XXX) from XXX S XXX  XXX. There is no evidence that the borrower owns this XXX as well. XXX tax returns were not provided to evidence that this was a XXX expense. The DTI ratio increased from XXX% to XXX%.
																		02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	D	C	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10330		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/06/2024	Resolved	2077	Credit	Fraud Report Missing	XXX Defect: Fraud report Missing.; Condition cleared as we have received the missing Fraud report which verified no active alerts.			Fraud report Present.	02/23/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	D	C	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10184		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/31/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated: The loan meets all applicable credit guidelines.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/06/2024	Client Defect Invalidated: The loan meets all applicable credit guidelines.	02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10043		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/01/2024	Acknowledged	3603	Credit	No Credit Findings
I. Client Defect validated: Received evidence of the XXX payment. Undisclosed debt: XXX. A credit report obtained by Fannie Mae reported additional monthly debt with XXX. Unable to validate defect as the file does not contain updated credit report. II. Client Defect validated: The borrower is no longer XXX. The borrower was XXX by XXX. Verification of Employment is not in the file. Unable to validate defect as the file does not contain a Verification of Employment indicating that the borrower is no longer XXX.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/06/2024
I. Client Defect validated: Received evidence of the XXX payment. Undisclosed debt: XXX. A credit report obtained by Fannie Mae reported additional monthly debt with XXX. Unable to validate defect as the file does not contain updated credit report. II. Client Defect validated: The borrower is no longer XXX. The borrower was XXX by XXXXX. Verification of Employment is not in the file. Unable to validate defect as the file does not contain a Verification of Employment indicating that the borrower is no longer XXX.
																		02/06/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10043		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/01/2024	Acknowledged	1257	Credit	Borrower Employment Verification does not meet guidelines
Client Defect Validated: Verification of Employment for the borrower's employer, XXXXX  was not obtained. The borrower is a lawyer and their license was used to verify employment, however this is not sufficient, due to the borrower earns a semi-monthly base income of $XXX. Verification of Employment is required to be performed within XXX days of the note date XXX/XXX/XXX.; Client Defect Validated: Updated, The VOE received verifies the borrower was XXX at time of closing.
															Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.; Acknowledged by client.	02/09/2024
Client Defect Validated: Verification of Employment for the borrower's employer, XXXXX was not obtained. The borrower is a lawyer and their license was used to verify employment, however this is not sufficient, due to the borrower earns a semi-monthly base income of $XXX. Verification of Employment is required to be performed within XXX days of the note date XXX/XXX/XXX.; Client Defect Validated: Updated, The VOE received verifies the borrower was XXX at time of closing.
																		02/09/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10060		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/30/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client.	02/06/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	02/06/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	B	B	C	C	D	C	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A
MMCA2026SD10060		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/01/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated: Borrower is working in the same line of XXX or industry where the pension income is derived, which is more than a XXX year history.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/06/2024	Client Defect Invalidated: Borrower is working in the same line of XXX or industry where the pension income is derived, which is more than a XXX year history.	02/06/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	C	C	C	C	D	C	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A
MMCA2026SD10060		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/30/2024	Acknowledged	3810	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.			Third party BPO variance of XXX exceeds XXX% maximum allowed. All remediation options exhausted.	03/18/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	D	C	C	C	D	C	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A
MMCA2026SD10060		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/30/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%			Third party BPO variance of XXX exceeds XXX% maximum allowed. All remediation options exhausted.	03/18/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	D	C	C	C	D	C	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A
MMCA2026SD10067		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/01/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect validated - ATR: A post close credit reflects an additional monthly debt with XXX that was not disclosed in the loan documentation including a monthly payment of XXX resulted in a revised DTI of XXX%. Unable to validate defect due to file missing post closing creidt report.

Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.; Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Client Defect validated - ATR: A post close credit reflects an additional monthly debt with RSSL Smith AU that was not disclosed in the loan documentation including a monthly payment of XXX resulted in a revised DTI of XXX%. Unable to validate defect due to file missing post closing credit report. ; Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Client Defect validated - We have received missing evidence of A post close credit reflects an additional monthly debt with RSSL Smith AU that was not disclosed in the loan documentation including a monthly payment of XXX resulted in a revised DTI of XXX%. Unable to validate defect due to file missing post closing credit report. ; Change status of 'No Credit Findings' from Cleared to Active.; Client Defect validated - We have received missing evidence of A post close credit reflects an additional monthly debt with RSSL Smith AU that was not disclosed in the loan documentation including a monthly payment of XXX resulted in a revised DTI of XXX%. Unable to validate defect due to file missing post closing credit report. ; Change status of 'No Credit Findings' from Cleared to Active.; na
																03/06/2024	Unable to validate defect due to file missing post closing credit report.	03/21/2024	Borrower has stable job time - Borrower has XXX years at job.	C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10089		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/13/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect validated: XXX) Income from XXXX XXX for the borrower was from self-employment as of XXX was $XXX. Borrower has been in XXX more that XXX years and income has increased. Ordinary income of XXX in XXX increased to XXX in XXX) False Representation/Undisclosed Obligation -credit report obtained by Fannie Mae reported additional monthly debt with XXX XXX #XXX and XXX #XXX that was not disclosed in the loan documentation. Including a monthly payment of XXX and XXX resulted in a revised DTI of XXX%. Unable to validate defect as file does not contain updated credit report.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/16/2024
Client Defect validated: XXX) Income from XXXX XXX for the borrower was from self-employment as of XXX was $XXX. Borrower has been in XXX more that XXX years and income has increased. Ordinary income of XXX in XXX increased to XXX in XXX) False Representation/Undisclosed Obligation -credit report obtained by Fannie Mae reported additional monthly debt with XXX Auto #XXX and XXXX #XXX that was not disclosed in the loan documentation. Including a monthly payment of XXX and XXX resulted in a revised DTI of XXX%. Unable to validate defect as file does not contain updated credit report.
																		02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10089		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/13/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval	Client Defect Validated: File is missing a complete XXX return including all schedules for XXX. XXX. Funds from the XXX account to fund the transaction or satisfy applicable reserve requirements.	Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client.	02/16/2024	Client Defect Validated: File is missing a complete XXX return including all schedules for XXXX XXX. Funds from the XXX account to fund the transaction or satisfy applicable reserve requirements.	02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10089		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/13/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10085		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/30/2024	Resolved	3580	Property	Third Party Valuation Product not Provided
Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM Received - Other finding added.
																	Third Party Valuation Product Provided; Third Party Valuation Product Provided	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10085		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/30/2024	Resolved	3810	Property	Third Party Valuation Product Not Provided
Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; AVM Received - Other finding added.
																	Third Party Valuation Product Provided.; Third Party Valuation Product Provided.	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10085		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/20/2024	Resolved	3598	Property	Third Party AVM to appraised value exceeds XXX% allowable variance	Third party AVM value of XXX with a variance of XXX exceeds XXX% allowable variance.; BPO received - within tolerance - cleared			Additional third party valuation requested to support value.	03/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10085		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/30/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged	02/06/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	B	B	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10085		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/31/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect validated: Undisclosed liabilities - No updated credit report reflecting the account with XXX with a payment of $XXX. Need credit report or supplement showing the outstanding liability and the date it was opened.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by Client	02/06/2024
Client Defect validated: Undisclosed liabilities - No updated credit report reflecting the account with XXX with a payment of $XXX. Need credit report or supplement showing the outstanding liability and the date it was opened.
																		02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10312		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/30/2024	Acknowledged	1236	Compliance	XXX XXX Disclosure is Missing	XXX Defect: The affiliate XXX disclosure is Missing; Lender provided unsigned LOE indicating no affiliates; however, did not provide signed attestation on Lender’s letterhead. Condition retained.	Change status of 'XXX XXX Disclosure is Missing' from Active to Acknowledged by Client.; Non-material disclosure - Condition downgraded to B.;	02/27/2024	XXX Defect: The affiliate XXX disclosure is Missing; Lender provided unsigned LOE indicating no affiliates; however, did not provide signed attestation on Lender’s letterhead. Condition retained.	02/27/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	B	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10312		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/30/2024	Acknowledged	-96365	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; XXX Defect: TILA XXX required a refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery or valid coc. The Title Settlement increased on the CD issued XX/XX/XXXX without a valid reason. Downgraded due to SOL XXX year non rescindable.
															Compliance - SOL - Downgrade - Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Active to Acknowledged by Client.; Acknowledged - Informational Only	02/09/2024
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; XXX Defect: TILA XXX required a refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery or valid coc. The Title Settlement increased on the CD issued XX/XX/XXXX without a valid reason. Downgraded due to SOL XXX year non rescindable.
																		02/09/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10312		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated: Post close documentation states borrower no longer working. VVOE's in file verify borrower was working at time of closing (Within guidelines).; Acknowledged by client	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/07/2024	Client Defect Invalidated: Post close documentation states borrower no longer working. VVOE's in file verify borrower was working at time of closing (Within guidelines).; Acknowledged by client	02/07/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10312		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning	Change status of 'Third Party Valuation Product not Provided' from Cleared to Revoked.; Revoked; BPO ordered due to seasoning	02/09/2024	Third Party Valuation Product Provided; Third Party Valuation Product Provided	02/20/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10040		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/01/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
XXX Defect: Property is located in a FEMA disaster area. FEMA declared XXX in a disaster area (flood) on XXX/XXX/XXX, with a release date of XXX/XXX/XXX. The file does not contain an appraisal. A Post Disaster Inspection is required.
																	PCI received - no damage noted - condition cleared	03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	A	C	C	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10040		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/01/2024	Resolved	1261	Credit	Borrower Income Verification does not match Approval
XXX Defect: ATR Risk - Income not documented – XXX (XXX). (i borrower is an independent contractor who performs consultant work for XXX. XXX/XXX Tax Returns and 1099s were provided. File missing YTD paystubs and/or other equivalent and reliable third-party documentation i. YTD earnings statement or evidence of payments for services performed, documenting YTD income received. (ii missing Form XXX or equivalent. ; Condition cleared as we have received breakdown of the XXX income, XXX years XXX's and full tax returns with borrower runing this through a schedule in the taxes.
																	The borrower income verification does match approval	02/09/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	A	C	C	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10040		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/01/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect validated: ATR Risk - Income not documented – XXX(XXX). Borrower is an independent contractor who performs consultant work for XXX, Borrower has no ownership in the company. XXX license in file validates primary status current as of XXX/XXX/XXX, XXX days before Note date.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/06/2024
Client Defect validated: ATR Risk - Income not documented – XXX(XXX). Borrower is an independent contractor who performs consultant work for XXX, Borrower has no ownership in the company. XXX license in file validates primary status current as of XXX/XXX/XXX, XXX days before Note date.
																		02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	C	C	C	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10040		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/30/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client.	02/06/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	B	B	C	C	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10151		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	02/21/2024	Acknowledged	2078	Credit	Fraud Report is Only Partially Available
Client Defect Validated: Evidence of fraud alert. The report is located in file and passes with scores of XXX alerts have been cleared per report. LPA shows XXX alerts without supporting documentation.
															Change status of 'Fraud Report is Only Partially Available' from Active to Acknowledged by Client.; Acknowledged by client.	02/21/2024
Client Defect Validated: Evidence of fraud alert. The report is located in file and passes with scores of XXX alerts have been cleared per report. LPA shows XXX alerts without supporting documentation.
																		02/21/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	D	D	C	C	D	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D
MMCA2026SD10151		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	02/21/2024	Acknowledged	651	Credit	Borrower Liabilities Verification Indicator is Partial	Client defect validated: Missing evidence of the Mtg statement or October XXX payment for the XXX property made on time.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	02/21/2024	Client defect validated: Missing evidence of the Mtg statement or October XXX payment for the XXX property made on time.	02/21/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	D	D	C	C	D	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D
MMCA2026SD10151		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	02/21/2024	Acknowledged	3782	Property	No Property Findings	Client defect validated: Appraisal upload format. Lenders client requires appraisal to be uploaded in a specific format.	Change status of 'No Property Findings' from Active to Acknowledged by Client.; Acknowledged by Client	02/21/2024	Client defect validated: Appraisal upload format. Lenders client requires appraisal to be uploaded in a specific format.	02/21/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	C	D	D	C	C	D	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D
MMCA2026SD10151		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	02/21/2024	Acknowledged	929	Compliance	Security Instrument Indicator is Partial	Missing final signed CD. The Final CD in file was signed with an issue date of XX/XX/XXXX but the mortgage was signed on XX/XX/XXXX and the PCCD date reflects closing date of XXX/XXX/XXX.
XX/XX/XXXX - Client defect Not validated: Missing final signed CD. The Final CD in file was signed with an issue date of XX/XX/XXXX but the mortgage was signed on XX/XX/XXXX and the PCCD date reflects closing date of XXX/XXX/XXX. ; Change status of 'Security Instrument Indicator is Partial' from Active to Acknowledged by Client.; Acknowledged by client.
																02/21/2024	Missing final signed CD. The Final CD in file was signed with an issue date of XX/XX/XXXX but the mortgage was signed on XX/XX/XXXX and the PCCD date reflects closing date of XXX/XXX/XXX.	02/21/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	D	D	C	C	D	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D
MMCA2026SD10151		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	02/21/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval	Client defect validated: Missing evidence of the most recent months receipt of rental income per leases.	Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client.	02/21/2024	Client defect validated: Missing evidence of the most recent months receipt of rental income per leases.	02/21/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	C	D	D	C	C	D	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D
MMCA2026SD10151		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	02/21/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
XXX Defect: Property located in FEMA Declared Disaster Area on XX/XX/XXXX thru XX/XX/XXXX due to floods. Appraisal was completed on XX/XX/XXXX prior to disaster, therefore a PDI is required. ; DCR received - no damage - condition cleared
																	Audit re-reviewed file, condition has been rescinded.	03/04/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	A	D	D	C	C	D	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D
MMCA2026SD10151		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	01/31/2024	Resolved	3557	Credit	Hazard Insurance Coverage is Not Sufficient.
XXX defect: Hazard insurance coverage of XXX is not sufficient. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.
																	Condition cleared as policy includes replacement coverage.	02/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	A	D	D	C	C	D	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D
MMCA2026SD10241		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/31/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM received within tolerance. Condition cleared.			Third Party Valuation Product Provided	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10241		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/01/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Validated: Incorrect Income Calculation - XXX - Income from XXXX for the borrower was from self-employment and was included in the debt-to-income ratio (DTI) calculation. The calculation of this income as XXX was incorrect. Therefore, the revised total monthly income of XXX resulted in a revised DTI of XXX%. - Incorrect Income Calculation: XXX income was not properly calculated causing the DTI to exceed XXX% Underwriter performed a manual calculation and used the loss reported for B2’s on the Schedule E of the XXX taxes vs. the actual loss as reporting on the K1. This XXX has a large carry-over loss. In order to utilize the carry-over loss to the fullest, the current loss per the K1 was reduced (Form XXX) and carried over to the next year. Please note, when I recalculated the income I did not use any carry over loss but did use the full loss from XXX The borrower’s do not have sufficient other income that could make up the difference in the DTI. We have already eliminated as many debts as possible, eliminating student loans if the loans were in IBR would not bring the DTI to an acceptable level.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/06/2024
Client Defect Validated: Incorrect Income Calculation - XXX - Income from XXXX for the borrower was from self-employment and was included in the debt-to-income ratio (DTI) calculation. The calculation of this income as XXX was incorrect. Therefore, the revised total monthly income of XXX resulted in a revised DTI of XXX%. - Incorrect Income Calculation: XXX income was not properly calculated causing the DTI to exceed XXX% Underwriter performed a manual calculation and used the loss reported for B2’s on the Schedule E of the XXX taxes vs. the actual loss as reporting on the K1. This XXX has a large carry-over loss. In order to utilize the carry-over loss to the fullest, the current loss per the K1 was reduced (Form XXX) and carried over to the next year. Please note, when I recalculated the income I did not use any carry over loss but did use the full loss from XXX The borrower’s do not have sufficient other income that could make up the difference in the DTI. We have already eliminated as many debts as possible, eliminating student loans if the loans were in IBR would not bring the DTI to an acceptable level.
																		02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10241		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/31/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client	02/06/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	B	B	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10311		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/12/2024	Acknowledged	1262	Credit	CoBorrower Income Verification does not match Approval
Client Defect Validated: Co-borrower's income calculated using average of the two years XXX & XXX No verification of how long he has been in XXX so unable to make exception to use income from one year - no verification of XXX was provided within 20days of closing
															Change status of 'CoBorrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client	02/13/2024
Client Defect Validated: Co-borrower's income calculated using average of the two years XXX & XXX No verification of how long he has been in XXX so unable to make exception to use income from one year - no verification of XXX was provided within 20days of closing
																		02/13/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10311		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/12/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Validated: Co-borrowers liabilities excluded from DTI calculation. Copies of checks and bank statements from XXX XXX provided showing payments of accounts on his credit report are paid from the XXX account Client Defect Validated: No evidence has been provided with the loan file showing XXX mortgage account not included in the DTI calculation
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/13/2024
Client Defect Validated: Co-borrowers liabilities excluded from DTI calculation. Copies of checks and bank statements from XXX XXX provided showing payments of accounts on his credit report are paid from the XXX account Client Defect Validated: No evidence has been provided with the loan file showing XXX mortgage account not included in the DTI calculation
																		02/13/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10311		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/12/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable	Client Defect Validated: The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX	Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/19/2024	Client Defect Validated: The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX	02/19/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10311		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Resolved	-96348	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).

This loan passed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains lender credits that do not exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).
																		02/14/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	A	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10311		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning			Third Party Valuation Product Provided	02/14/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10311		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/19/2024	Resolved	1258	Credit	CoBorrower Employment Verification does not meet guidelines	XXX Defect: Missing VOE for Co-borrower within XXX calendar days prior to the note date.; Cleared as a VoE is not required for retirement income.			The exception 'CoBorrower Employment Verification does not meet guidelines' is cleared.	02/23/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	A	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10311		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/12/2024	Resolved	1063	Credit	CoBorrower Employment Verification Level is Missing	XXX Defect: No XXX day verification of co-borrower's XXX within XXX days of closing was provided with the loan file			The coborrower employment verification is Level XXX - Not stated/not verified	02/19/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	A	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10071		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/02/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: Borrower XXX on the note date. The investor performed a post-closing employment verification and found that the borrower was no longer XXX by XXX as of XX/XX/XXXX which was prior to the note date of XXX/XXX/XXX. The loan was approval included XXX monthly employment income from XXX for B1. When the monthly employment income is excluded, the DTI is raised to XXX% which renders the DU invalid and ineligible for delivery to Fannie Mae. Unable to validate defect because the post-closing employment verification was not provided in the loan file. The most recent employment verification in the file was verified on XX/XX/XXXX with current information as of XXX/XXX/XXX.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024
Client Defect Invalidated: Borrower XXX on the note date. The investor performed a post-closing employment verification and found that the borrower was no longer XXX by XXX as of XX/XX/XXXX which was prior to the note date of XXX/XXX/XXX. The loan was approval included XXX monthly employment income from XXX for B1. When the monthly employment income is excluded, the DTI is raised to XXX% which renders the DU invalid and ineligible for delivery to Fannie Mae. Unable to validate defect because the post-closing employment verification was not provided in the loan file. The most recent employment verification in the file was verified on XX/XX/XXXX with current information as of XXX/XXX/XXX.
																		02/08/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10071		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/31/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM received - within tolerance - condition cleared			Third Party Valuation Product Provided	02/20/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10071		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/31/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	02/08/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	B	B	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10017		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/01/2024	Acknowledged	1257	Credit	Borrower Employment Verification does not meet guidelines
Client Defect Validated: Missing Pension and SSA income documentation to support income used by client. Tax returns XXX missing all tax return pages; Client Defect Validated: Missing Pension and SSA income documentation to support income used by client. Tax returns XXX missing all tax return pages
															Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.; Acknowledged by client.	02/06/2024
Client Defect Validated: Missing Pension and SSA income documentation to support income used by client. Tax returns XXX missing all tax return pages; Client Defect Validated: Missing Pension and SSA income documentation to support income used by client. Tax returns XXX missing all tax return pages
																		02/06/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	C	C	C	C	C	B	B	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10017		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	03/21/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client.	03/21/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	03/21/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	C	B	B	C	C	B	B	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10228		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/13/2024	Acknowledged	2095	Credit	Insufficient cash to close.	(i client Defect Validated: ATR Risk - Insufficient Assets to Close. The borrower needed assets of XXX to close the subject loan. The loan documentation verified available assets totaling $XXX.	Change status of 'Insufficient cash to close.' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024	(i client Defect Validated: ATR Risk - Insufficient Assets to Close. The borrower needed assets of XXX to close the subject loan. The loan documentation verified available assets totaling $XXX.	02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10228		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/13/2024	Acknowledged	3603	Credit	No Credit Findings
(ii client Defect validated: ATR Risk – Undisclosed Liability. A recent credit report obtained disclosed a debt with XXX Bank with a monthly obligation of XXX per month. Unable to validate defect as file does not contain updated report.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024
(ii client Defect validated: ATR Risk – Undisclosed Liability. A recent credit report obtained disclosed a debt with XXX Bank with a monthly obligation of XXX per month. Unable to validate defect as file does not contain updated report.
																		02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10228		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/13/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10228		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/13/2024	Resolved	1262	Credit	CoBorrower Income Verification does not match Approval
XXX Defect: ATR Risk – Undocumented Income. The Co-Borrower qualified using base, other income from her primary job and income from a second job. The file is missing documentation to support other income of XXX from primary job. Excluding this income resulted in DTI increasing from XXX% to XXX%.; Lender provided income documentation. Condition cleared.
																	The coborrower income verification does match approval	02/23/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10228		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/13/2024	Resolved	3420	Credit	DTI Exceeds AUS Maximum Allowable
XXX Defect: The back-end DTI of XXX% (Total Income of XXX Origination PITI of XXX Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX% due to excluding other income of XXX ; Lender provided income documentation. Condition cleared.
																	The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX	02/23/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10120		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	02/02/2024	Resolved	654	Credit	CoBorrower Liabilities Verified Indicator is Partial
Uknown defect - Missing acceptable evidence of new mortgage payments for two properties (simultaneous closings): XXX-XXX XXX and XXX XXX. The file was missing a final CD of both transactions reflecting the new PITIA for each property.; Lender provided Final CD for XXX-XXX XXX XXX XXX verifying PITIA. Condition cleared.
																	CoBorrower liabilities verified indicator is Present	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	A	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10120		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	02/01/2024	Acknowledged	651	Credit	Borrower Liabilities Verification Indicator is Partial
Client defect validated - ATR : The Borrowers' capacity to repay the subject mortgage and all other monthly obligations was not established. The Borrowers' debt was not properly verified. A review of the tax returns revealed two properties that were not listed on the tax returns: XXX-XXX XXX and XXX XXX. The loan file did not contain evidence of the property disposition. The PITI for the properties was not verified. The Borrowers' debt was not properly verified. The loan with XXX #XXX was disclosed on the application. The supporting documentation was not provided. The documentation supporting the exclusion of the debt was not provided. Per investor the loan file contained a statement for a mortgage loan #XXX. Loan file was missing documentation to be able to match the loan with the property.
															Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/06/2024
Client defect validated - ATR : The Borrowers' capacity to repay the subject mortgage and all other monthly obligations was not established. The Borrowers' debt was not properly verified. A review of the tax returns revealed two properties that were not listed on the tax returns: XXX-XXX Central and XXX XXX. The loan file did not contain evidence of the property disposition. The PITI for the properties was not verified. The Borrowers' debt was not properly verified. The loan with XXX #XXXX was disclosed on the application. The supporting documentation was not provided. The documentation supporting the exclusion of the debt was not provided. Per investor the loan file contained a statement for a mortgage loan #XXX. Loan file was missing documentation to be able to match the loan with the property.
																		02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10120		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	02/01/2024	Acknowledged	3603	Credit	No Credit Findings
Client defect invalidated: Per Investor credit report yielded a new mortgage loan opened XX/XX/XXXX with a payment of XXX Unable to validate defect due to file is missing Credit report that would yield new mortgage being open XX/XX/XXXX with a payment of XXX Per Investor the property is in a flood zone and the loan file is missing the flood insurance policy. Audit located the flood insurance for subject property in the loan file.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/06/2024
Client defect invalidated: Per Investor credit report yielded a new mortgage loan opened XX/XX/XXXX with a payment of XXX Unable to validate defect due to file is missing Credit report that would yield new mortgage being open XX/XX/XXXX with a payment of XXX Per Investor the property is in a flood zone and the loan file is missing the flood insurance policy. Audit located the flood insurance for subject property in the loan file.
																		02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	C	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10120		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	02/01/2024	Acknowledged	1248	Credit	AUS is Partial
Client Defect Validated : ATR- Investor was unable to determine the Borrower's monthly debt and qualifying ratios due to missing documentation. As a result, the LPA findings are invalidated. The subject loan is not eligible for sale to Freddie Mac.
															Change status of 'AUS is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/06/2024
Client Defect Validated : ATR- Investor was unable to determine the Borrower's monthly debt and qualifying ratios due to missing documentation. As a result, the LPA findings are invalidated. The subject loan is not eligible for sale to Freddie Mac.
																		02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10119		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/02/2024	Acknowledged	1246	Credit	Transmittal Summary is Partial
Client Defect validated: (i) Mortgage attached to property closed XXX/XXX. Loan file did not contain documentation evidencing new payment and property taxes. Underwriter was able to find the note and property taxes for subject property in file. (ii) Freddie Mac Quality control credit report yielded a new mortgage loan opened XX/XX/XXXX with a payment of XXX Underwriter was unable to locate the Freddie Mac Quality control report or any documentation evidencing this mortgage loan.
															Change status of 'Transmittal Summary is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/06/2024
Client Defect validated: (i) Mortgage attached to property closed XXX/XXX. Loan file did not contain documentation evidencing new payment and property taxes. Underwriter was able to find the note and property taxes for subject property in file. (ii) Freddie Mac Quality control credit report yielded a new mortgage loan opened XX/XX/XXXX with a payment of XXX Underwriter was unable to locate the Freddie Mac Quality control report or any documentation evidencing this mortgage loan.
																		02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10119		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/01/2024	Resolved	871	Credit	Hazard Insurance Indicator is Partial	XXX Defect: Hazard insurance indicator is Partial. Subject property HOI in file is a quote, not a policy, and is dated XXX/XXX/XXX. HOI policy should have been received.			Lender provided the hazard insurance declaration. Condition cleared.	02/22/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	A	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10119		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/02/2024	Resolved	3603	Credit	No Credit Findings
Client Defect Validated: ATR Risk- (i) Properties listed on tax returns were not listed on final XXX Underwriter reviewed the file and was unable to find any documentation for XXX-XXX XXX and XXX XXX. (ii) Loan with XXX #XXX was disclosed on application but not found in file. Underwriter was unable to locate any documentation for this loan in the file. (iii) The loan file contained a statement for a mortgage loan #XXX. Freddie Mac was not able to match the loan with the property. Underwriter was unable to find any documentation in file to link this loan to a property. The loan statement does not have an address. ; Audit reviewed Lenders response and re-reviewed file. Condition rescinded.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/06/2024	The exception 'No Credit Findings' is cleared.; Audit reviewed Lenders response and re-reviewed file. Condition rescinded.	02/19/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	A	A	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10119		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/02/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
XXX Defect: Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. FEMA declared XXX (Parish) in a disaster area Hurricane XXX  on XXX/XXX/XXX, with a release date of XXX/XXX/XXX. The appraisal in file is dated XX/XX/XXXX and shows no damage, however the appraisal date is prior to the FEMA release date. A Post Disaster Inspection is required. ; Finding remains as the hazard coverage still doe snot meet the loan amount and / or policy reflects there is no replacement cost coverage at XXX% or any extended replacement coverage. ; PCI received - no damage noted - condition cleared
																	Post Disaster Inspection provided	03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	A	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10119		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/02/2024	Resolved	1248	Credit	AUS is Partial
XXX Defect: ATR Risk- Mortgage payments for XXX XXX, XXX XXX found in file do not match the monthly mortgage payment amount used by the lender. Please provide the correct/or updated mortgage statements for these two properties with the addresses referenced. ; Finding remains, still missing PITI for REO at XXX XXX, we have received all PITI information for XXX. ; Lender provided first payment letter, CD and Note verifying PITIA for properties XXX XX and XXX XXX, matching PITIA on final XXX Condition cleared.
																	The AUS is received.	02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	A	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10119		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/02/2024	Resolved	1257	Credit	Borrower Employment Verification does not meet guidelines	XXX Defect: ATR Risk- Missing search engine results for B1 VVOE. VVOE form reflects internet search used to verify employer phone number. ; Cleared as we have received the VVOE results.			The exception 'Borrower Employment Verification does not meet guidelines' is cleared.	02/09/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	A	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10119		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	01/30/2024	Resolved	3557	Credit	Hazard Insurance Coverage is Not Sufficient.
XXX Defect: Hazard insurance coverage of XXX is not sufficient. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.; Audit reviewed Lenders response and re-reviewed file. Condition rescinded.
																	Hazard insurance coverage is sufficient.	02/19/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	A	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10119		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/02/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: ATR Risk - The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX - (i) Properties listed on tax returns were not listed on final XXX Underwriter reviewed the file and was unable to find any documentation for XXX-XXX XXX and XXX XXX. (ii) Loan with XXX #XXX was disclosed on application but not found in file. Underwriter was unable to locate any documentation for this loan in the file. (iii) The loan file contained a statement for a mortgage loan #XXX. Freddie Mac was not able to match the loan with the property. Underwriter was unable to find any documentation in file to link this loan to a property. The loan statement does not have an address.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/19/2024
Client Defect Validated: ATR Risk - The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX - (i) Properties listed on tax returns were not listed on final XXX Underwriter reviewed the file and was unable to find any documentation for XXX-XXX Central and XXX XXX. (ii) Loan with XXX #XXX was disclosed on application but not found in file. Underwriter was unable to locate any documentation for this loan in the file. (iii) The loan file contained a statement for a mortgage loan #XXX. Freddie Mac was not able to match the loan with the property. Underwriter was unable to find any documentation in file to link this loan to a property. The loan statement does not have an address.
																		02/19/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	C	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10073		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/20/2024	Resolved	3598	Property	Third Party AVM to appraised value exceeds XXX% allowable variance	Third party AVM value of XXX with a variance of XXX exceeds XXX% allowable variance.; CCA provided within tolerance. Condition cleared.	Change status of 'Third Party AVM to appraised value exceeds XXX% allowable variance' from Active to Revoked.; Revoked	02/20/2024	Additional third party valuation requested to support value. Additional third party valuation product provided that supports value.; CCA provided within tolerance. Condition cleared.	03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	A	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10073		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/20/2024	Resolved	3600	Property	Third party AVM Confidence Score is less than XXX%	Third party AVM Confidence Score of XXX is less than XXX%.; CCA provided within tolerance. Condition cleared.			Additional third party valuation requested to support value. Additional third party valuation product provided that supports value.	03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	A	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10073		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/03/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% missing AVM which is required by report.			Third Party Valuation Product Provided	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	A	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10073		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/08/2024	Acknowledged	651	Credit	Borrower Liabilities Verification Indicator is Partial
Client defect validated: Missing proof of HOA for properties at XXX XXX and XXX XXX or letter stating there are no HOA's associated with these properties. ; Audit reviewed Lenders response, however; XXX XXX is co-owned by borrower. Property is not listed on XXX Please provide evidence of XXX on property - Balance, pay history and payment. AND Please provide taxes and Insurance documentation. Condition remains.; Lender provided the mortgage statements and HOI for the properties located at XXX XXX and XXX XXX. Please provide a signed letter or copy of the appraisal showing there are no HOA's. Missing disposition and proof of PITIA for property at XXX XXX which appears on XXX tax returns but was not disclosed on applications. Property profile in file shows property is co owned. Condition maintained.
															Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	03/04/2024
Client defect validated: Missing proof of HOA for properties at XXX XXX and XXX XXX or letter stating there are no HOA's associated with these properties. ; Audit reviewed Lenders response, however; XXX XXX is co-owned by borrower. Property is not listed on XXX Please provide evidence of XXX on property - Balance, pay history and payment. AND Please provide taxes and Insurance documentation. Condition remains.; Lender provided the mortgage statements and HOI for the properties located at XXX XXX and XXX XXX. Please provide a signed letter or copy of the appraisal showing there are no HOA's. Missing disposition and proof of PITIA for property at XXX XXX which appears on XXX tax returns but was not disclosed on applications. Property profile in file shows property is co owned. Condition maintained.
																		03/04/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10073		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/12/2024	Acknowledged	1248	Credit	AUS is Partial
Client defect Validated: Missing disposition of property at XXX XXX and any debt added to the DTI, and missing information re: a part time rental in XXX where the borrowers primary income/XXX resides property profile in file shows borrower as co owner of the XXX property. No further information was provided.
															Change status of 'AUS is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	02/12/2024
Client defect Validated: Missing disposition of property at XXX XXX and any debt added to the DTI, and missing information re: a part time rental in XXX where the borrowers primary income/XXX resides property profile in file shows borrower as co owner of the XXX property. No further information was provided.
																		02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10100		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/12/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA 130b Cure required. Refund in the amount of XXX cure requires a valid coc or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery he appraisal re-inspection fee of XXX was added on the CD issued XX/XX/XXXX and borrower did not acknowledge the CD until after the closing date per the e-tracker. Downgraded due to TILA XXX year SOL. ; TILA 130B Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The tolerance violation is due to addition of Re-Inspection fee on CD XXX/XXX/XXX. Downgraded due to TILA XXX year SOL.
															Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Downgraded due to SOL.	02/19/2024
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA 130b Cure required. Refund in the amount of XXX cure requires a valid coc or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery he appraisal re-inspection fee of XXX was added on the CD issued XX/XX/XXXX and borrower did not acknowledge the CD until after the closing date per the e-tracker. Downgraded due to TILA XXX year SOL. ; TILA 130B Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The tolerance violation is due to addition of Re-Inspection fee on CD XXX/XXX/XXX. Downgraded due to TILA XXX year SOL.
																		02/19/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10100		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/13/2024	Acknowledged	3603	Credit	No Credit Findings
client defect validated: the defect states that as of XX/XX/XXXX the borrower is no longer XXX with the primary employer listed on the application, however per two separate VOE's in the file one with the work number and another completed verbally, the borrower is XXX fulltime and this is dated as of XXX/XXX/XXX. UW see's no evidence in the file showing they are XXX.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/16/2024
client defect validated: the defect states that as of XX/XX/XXXX the borrower is no longer XXX with the primary employer listed on the application, however per two separate VOE's in the file one with the work number and another completed verbally, the borrower is XXX fulltime and this is dated as of XXX/XXX/XXX. UW see's no evidence in the file showing they are XXX.
																		02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	C	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10100		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/13/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10086		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/10/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% hir party valuation required per report.; AVM received within tolerance. Condition cleared.			Third Party Valuation Product Provided	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	B	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10086		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/14/2024	Resolved	3528	Compliance	Higher-Priced Mortgage Loan Right to Receive Appraisal Disclosure Was Not Provided Within XXX Days (12 CFR XXX(c)(XXX))	The Right to Receive Appraisal Disclosure provided to the borrower on XX/XX/XXXX was not provided within XXX days of application date of XXX/XXX/XXX.			The Right to Receive Appraisal Disclosure provided to the borrower on XX/XX/XXXX was provided within XXX days of application date of XXX/XXX/XXX.	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	C	C	D	B	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10086		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/11/2024	Resolved	3533	Compliance	Higher-Priced Mortgage Loan Full Appraisal Not Provided (12 CFR XXX(c)(XXX))	Loan is a Higher-Priced Mortgage Loan and Appraisal product used to qualify is No Appraisal or Stated Value.
Change status of 'Higher-Priced Mortgage Loan Full Appraisal Not Provided (12 CFR XXX(c)(XXX))' from Active to Cured Post Close.; HPML compliant; Change status of 'Higher-Priced Mortgage Loan Full Appraisal Not Provided (12 CFR XXX(c)(XXX))' from Cured Post Close to Cleared.; HPML compliant
																02/15/2024	Loan is a Higher-Priced Mortgage Loan and Appraisal product used to qualify is No Appraisal or Stated Value.	02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	C	C	D	B	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10086		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/11/2024	Resolved	-96658	Compliance	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; XXX defect; Loan completed with an appraisal inspection waiver. This will remain material.

Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.; HPML compliant; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML compliant; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Rescind.; HPML compliant; Change status of 'Higher-Priced Mortgage Loan' from Rescind to Cured Post Close.; HPML compliant
																02/15/2024
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; XXX defect; Loan completed with an appraisal inspection waiver. This will remain material.
																		02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	C	C	D	B	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10086		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/10/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product. REMOVE	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client	02/14/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product. REMOVE	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	B	B	C	C	D	B	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10086		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/12/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect validated: The issue was that the borrower is no longer XXX for XXX. Verification in file that is noted is actually for a previous employment for the co borrower. Borrower has a third party VOE in file dated XXX/XXX/XXX, XXX days prior to closing confirming employment with XXX. Defect is invalidated.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/14/2024
Client Defect validated: The issue was that the borrower is no longer XXX for XXX. Verification in file that is noted is actually for a previous employment for the co borrower. Borrower has a third party VOE in file dated XXX/XXX/XXX, XXX days prior to closing confirming employment with XXX. Defect is invalidated.
																		02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	B	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10180		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Loan Review Complete	02/05/2024	Acknowledged	-96365	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; TILA 130b cure required. Cure of xxx required. Title charges increased from XXX on Initial LE issued XX/XX/XXXX to XXX on the PCCD issued XXX/XXX/XXX. This exceeds the aggregate plus XXX% by $XXX. Please provide valid COC or cure. Cure requirements include PCCD, LOE, copy of refund check, and proof of delivery. Exception downgraded due to SOL. ; To be validated in 2nd review
															Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Active to Acknowledged by Client.; Acknowledged by client.	02/14/2024
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; TILA 130b cure required. Cure of xxx required. Title charges increased from XXX on Initial LE issued XX/XX/XXXX to XXX on the PCCD issued XXX/XXX/XXX. This exceeds the aggregate plus XXX% by $XXX. Please provide valid COC or cure. Cure requirements include PCCD, LOE, copy of refund check, and proof of delivery. Exception downgraded due to SOL. ; To be validated in 2nd review
																		02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10180		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Loan Review Complete	02/08/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Validated: XXX monthly debt of XXX per month was not found in file by underwriter.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/13/2024	Client Defect Validated: XXX monthly debt of XXX per month was not found in file by underwriter.	02/13/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10180		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Loan Review Complete	02/08/2024	Resolved	1261	Credit	Borrower Income Verification does not match Approval
XXX defect: ATR Risk-XXX Tax Returns, Schedule E do not list the addresses of the two properties that the borrower is reporting income on. ; Condition cleared as we have received evidence that the Sch E is for the only REO borrower has that has XXX units, hence the two address' listed on the Sch. E. ; Lender provided tax returns for different borrower. The Borrowers Schedule Lists XXX rental properties with No Addresses identifying the properties being rented. Please provide updated Schedule E with REO addresses listed. Condition remains.
																	The borrower income verification does match approval	02/27/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10180		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Loan Review Complete	02/08/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning			Third Party Valuation Product Provided	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10180		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Loan Review Complete	02/08/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XXX defect: Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; PCI received - no damage noted - condition cleared			Post Disaster Inspection provided	03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10180		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Loan Review Complete	02/02/2024	Resolved	3800	Property	Third Party Valuation Product Not Provided	Duplicate finding-Third Party Valuation Product Not Provided and CU Score is not provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Change status of 'Third Party Valuation Product Not Provided' from Active to Revoked.; Revoked	02/13/2024	Third Party Valuation Product Provided.	02/19/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10008		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/01/2024	Acknowledged	1257	Credit	Borrower Employment Verification does not meet guidelines
Client Defect Validated: -ATR Risk: The Borrower's income/employment was not properly documented. The loan file does not contain sufficient documentation to support the Borrower's Income/Employment. The subject loan application indicated the Borrower had been XXX with XXX for three months. Borrower was XXX from December XXX to May XXX The loan file contained year-to-date XXX paystubs and a Verbal Verification of Employment from XXX. Fannie Mae Guide B3-XXX-XXX states that a minimum history of two years of employment is recommended. Less than two years may be considered as long as the Borrower's employment profile demonstrates that there are positive factors to reasonable offset the shorter income history. No documentation from the Borrower's previous employment was provided to help determine the Borrower's previous employment history. Due to a less than two-year history of documented employment, Freddie Mac was unable to calculate the Borrower's income and the qualifying ratios could not be determined. A Written Verification of Employment for the Borrower's current employment with XXX. With only XXX paystub in file and no documentation from the employer, Freddie Mac was unable to verify the Borrower's base income to qualify.
															Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.; Acknowledged by client.	02/06/2024
Client Defect Validated: -ATR Risk: The Borrower's income/employment was not properly documented. The loan file does not contain sufficient documentation to support the Borrower's Income/Employment. The subject loan application indicated the Borrower had been XXX with XXX for three months. Borrower was XXX from December XXX to May XXX The loan file contained year-to-date XXX paystubs and a Verbal Verification of Employment from XXX. Fannie Mae Guide B3-XXX-XXX states that a minimum history of two years of employment is recommended. Less than two years may be considered as long as the Borrower's employment profile demonstrates that there are positive factors to reasonable offset the shorter income history. No documentation from the Borrower's previous employment was provided to help determine the Borrower's previous employment history. Due to a less than two-year history of documented employment, Freddie Mac was unable to calculate the Borrower's income and the qualifying ratios could not be determined. A Written Verification of Employment for the Borrower's current employment with XXX. With only XXX paystub in file and no documentation from the employer, Freddie Mac was unable to verify the Borrower's base income to qualify.
																		02/06/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10163		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/12/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect validated: AUS in file states borrower to provide most recent year of return signed showing earned income. Tax returns show W2 income earned of XXX per XXX Borrower also has Schedule C and 1120S income as well. Borrower more than enough sufficient income qualify. It appears lender used a more conservative income of XXX
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/14/2024
Client Defect validated: AUS in file states borrower to provide most recent year of return signed showing earned income. Tax returns show W2 income earned of XXX per XXX Borrower also has Schedule C and 1120S income as well. Borrower more than enough sufficient income qualify. It appears lender used a more conservative income of XXX
																		02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10163		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/12/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning			Third Party Valuation Product Provided	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10163		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/14/2024	Resolved	3420	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; XXX Defect: The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; DTI condition has been cleared due to the LP rounding, the DTI matches XXX

The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX
																		02/23/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10033		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/11/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client.	03/11/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	03/11/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	C	B	B	C	C	B	B	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10033		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/11/2024	Acknowledged	2578	Credit	Housing history does not meet guidelines
Client Defect Validated: Unacceptable mortgage history. Per credit report, the borrower payment history does not meet guidelines. The borrower made either partial payments or no payments at all. Per VOM dated XXX/XXX/XXX, the payment due date is XXX/XXX/XXX, which confirms the borrower is more than XXX months past due at time of closing.
															Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.; Acknowledged by client.	03/11/2024
Client Defect Validated: Unacceptable mortgage history. Per credit report, the borrower payment history does not meet guidelines. The borrower made either partial payments or no payments at all. Per VOM dated XXX/XXX/XXX, the payment due date is XXX/XXX/XXX, which confirms the borrower is more than XXX months past due at time of closing.
																		03/11/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	C	C	C	C	C	B	B	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10171		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/08/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: "Undisclosed Mortgage(s) A recent credit report obtained by Fannie Mae reported additional mortgage debt with XXX that was not disclosed in the loan documentation. Including the undisclosed mortgage(s) resulted in a revised DTI of XXX%. Undisclosed Mortgage: The subject, XXX XXX XXX (investment property) closed on XX/XX/XXXX and the borrower opened a mortgage with XXX on XX/XX/XXXX in the amount of XXX that had a monthly payment of XXX The undisclosed mortgage was used to acquire XXX XXX. No additional income could offset the revised debt ratio of XXX% Additional research confirmed that the borrower moved into the undisclosed property and eventually rented out his primary residence for XXX in April of XXX However, no rental income was available as of the closing date that could be used to offset the debt ratio. As a result, the subject is ineligible for delivery." The above mentioned credit report was not found in the loan file.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/13/2024
Client Defect Invalidated: "Undisclosed Mortgage(s) A recent credit report obtained by Fannie Mae reported additional mortgage debt with XXX that was not disclosed in the loan documentation. Including the undisclosed mortgage(s) resulted in a revised DTI of XXX%. Undisclosed Mortgage: The subject, XXX XXX XXX (investment property) closed on XX/XX/XXXX and the borrower opened a mortgage with XXX on XX/XX/XXXX in the amount of XXX that had a monthly payment of XXX The undisclosed mortgage was used to acquire XXX XXX. No additional income could offset the revised debt ratio of XXX% Additional research confirmed that the borrower moved into the undisclosed property and eventually rented out his primary residence for XXX in April of XXX However, no rental income was available as of the closing date that could be used to offset the debt ratio. As a result, the subject is ineligible for delivery." The above mentioned credit report was not found in the loan file.
																		02/13/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	C	C	D	C	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10171		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/06/2024	Resolved	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA 130b Cure Required Refund in the amount of XXX Cure Package requires a PCCD, LOX, Copy of refund check and proof of delivery to the borrower or Valid COC. The Zero tolerance violation is due to the added Notary Fee and Title Doc Prep Fee on the CD dated XXX and no COC was found in the file explaining the reason for the added fees. Please provide a Valid COC or Cure Package.

This loan passed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that do not exceed the good faith determination according to §XXX(e)(XXX)(i) lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).
																		02/14/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	C	A	D	C	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10171		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/08/2024	Resolved	651	Credit	Borrower Liabilities Verification Indicator is Partial	XXX Defect: The tax and insurance information for the property located at XXX XXX was not found in the loan file.; Audit reviewed Lenders response and re-reviewed file. Condition rescinded.			Borrower liabilities verified indicator is Present	02/19/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	D	A	D	C	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10171		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/02/2024	Resolved	3557	Credit	Hazard Insurance Coverage is Not Sufficient.
XXX Defect: Hazard insurance coverage of XXX is not sufficient. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.; Audit reviewed Lenders response and re-reviewed file. Condition rescinded.
																	Hazard insurance coverage is sufficient.	02/19/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	C	A	D	C	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10171		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/02/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided	XXX Defect: Third Party Valuation Product Not Provided and CU Score is XX/XX/XXXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.			Third Party Valuation Product Provided.	02/19/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	D	A	D	C	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10172		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/01/2024	Resolved	651	Credit	Borrower Liabilities Verification Indicator is Partial
XXX Defect- ATR Risk: XXX) Properties located at XXX XXX and XXX XXX were simultaneously refinanced along with this transaction. The file does not contain the signed final CD’s in order to calculate the liabilities. XXX) Evidence of the Homeowner’s insurance payment for the property located at XXX XXX is missing from the loan file. XXX he payment history for the following mortgage(s) cannot be verified because they are either, not listed on the credit report, on the credit report, but not matched to the mortgage account on the XXX or shown on the credit report as having an outstanding balance, but the payment history has not been reported in the last XXX months. Verify the payment history for the mortgage(s). If the mortgage is currently XXX days or more past due, or has been XXX days or more past due in the last XXX months, the loan casefile is ineligible for delivery to Fannie Mae borrower Creditor Payment Balance: XXX XXX XXX XXX XXX XXX XXX XXX XXX XXX XXX XXX XXX XXX XXX; Validated Defect -ATR Risk: Undisclosed Mortgage(s): The subject, XXX XXX , XXX XXX (investment property) closed on XX/XX/XXXX and the borrower opened a mortgage with XXX on XX/XX/XXXX in the amount of XXX that had a monthly payment of XXX The undisclosed mortgage was used to acquire XXX XXX. No additional income could offset the revised debt ratio of XXX% Additional research confirmed that the borrower moved into the undisclosed property and eventually rented out his primary residence for XXX in April of XXX However, no rental income was available as of the closing date that could be used to offset the debt ratio. XXX Defect- ATR Risk: XXX) Properties located at XXX XXX and XXX XXX were simultaneously refinanced along with this transaction. The file does not contain the signed final CD’s in order to calculate the liabilities. XXX) Evidence of the Homeowner’s insurance payment for the property located at XXX XXX is missing from the loan file. ; Lender provided Final CD for XXX XXX is a simultaneous refinance. Condition cleared.; Lender provided verification of HOI for XXX XXX and final CD’s for simultaneous refinance transactions for XXX XXX and XXX XXX XXXconfirmed with property detail reports that properties and mortgage statements that property XXX XXX and XXX XXX were recent purchases and would not have a XXX month mortgage history. The XXX indicates property XXX XXX is a simultaneous refinance, please provide CD for the refinance transaction to verify PITIA. Condition retained.
																	Borrower liabilities verified indicator is Present; Borrower liabilities verified indicator is Present	02/23/2024	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	D	A	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10172		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/30/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XX/XX/XXXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Change status of 'Third Party Valuation Product Not Provided' from Active to Revoked.; NA	02/01/2024	Third Party Valuation Product Provided.	02/19/2024	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	D	A	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10172		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/01/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: -ATR Risk: The subject, XXX XXX XXX (investment property) closed on XX/XX/XXXX and the borrower opened a mortgage with XXX on XX/XX/XXXX in the amount of XXX that had a monthly payment of XXX The undisclosed mortgage was used to acquire XXX XXX. No additional income could offset the revised debt ratio of XXX% Additional research confirmed that the borrower moved into the undisclosed property and eventually rented out his primary residence for XXX in April of XXX However, no rental income was available as of the closing date that could be used to offset the debt ratio.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/06/2024
Client Defect Validated: -ATR Risk: The subject, XXX XXX, XXX XXX (investment property) closed on XX/XX/XXXX and the borrower opened a mortgage with XXX on XX/XX/XXXX in the amount of XXX that had a monthly payment of XXX The undisclosed mortgage was used to acquire XXX XXX. No additional income could offset the revised debt ratio of XXX% Additional research confirmed that the borrower moved into the undisclosed property and eventually rented out his primary residence for XXX in April of XXX However, no rental income was available as of the closing date that could be used to offset the debt ratio.
																		02/06/2024	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	C	C	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10109		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/01/2024	Resolved	1261	Credit	Borrower Income Verification does not match Approval	XXX Defect: The borrower income verification does not match approval. Need documentation for XXX named XXX.; Received evidence this is not required as not used and closed. Condition cleared.			The borrower income verification does match approval	02/13/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10109		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	01/30/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XX/XX/XXXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; BPO ordered - seasoned > XXX months			Third Party Valuation Product Provided.	02/05/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10109		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/01/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Validated: defect validated for needing proof of PITI for the property located at XXX XXX. Also needing the Tax Return for the XXX XXX. Documentation not found in file. Occupancy defect validated. Documentation from Borrower stating their primary residence is different that the subject property, which is submitted as an owner occupied refinance. ; Updated, XXX information received, all other information is still outstanding, condition remains.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/06/2024
Client Defect Validated: defect validated for needing proof of PITI for the property located at XXX XXX. Also needing the Tax Return for the XXX XXX. Documentation not found in file. Occupancy defect validated. Documentation from Borrower stating their primary residence is different that the subject property, which is submitted as an owner occupied refinance. ; Updated, XXX information received, all other information is still outstanding, condition remains.
																		02/06/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10276		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	01/31/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to the increase in appraisal and credit report fee without a valid COC. Both COC's in file indicate Information obtained after the last LE but does not indicate what that information is
															Compliance - SOL - Downgrade - Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Acknowledged	02/06/2024
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to the increase in appraisal and credit report fee without a valid COC. Both COC's in file indicate Information obtained after the last LE but does not indicate what that information is
																		02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	B	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10276		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/06/2024	Acknowledged	3605	Credit	Asset Documents are Incomplete	Client Defect Validated; Borrower's debt not properly verified valid. The transaction included funds from a 2nd Line of Credit. The amount is verified, but the terms of repayment are not documented.	Change status of 'Asset Documents are Incomplete' from Active to Acknowledged by Seller.; Acknowledged by client	02/06/2024	Client Defect Validated; Borrower's debt not properly verified valid. The transaction included funds from a 2nd Line of Credit. The amount is verified, but the terms of repayment are not documented.	02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	C	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10276		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	01/31/2024	Acknowledged	-96485	Compliance	Initial Loan Estimate Delivery Date Test (from application)
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: (12 CFR §XXX(e)(XXX)(iii)(A) he initial loan estimate delivery date is later than the third XXX day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its XXX functions) after the creditor or broker receives the consumer's written application therefore, if additional disclosures are entered into Compliance Analyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be XXX regardless of the actual values on the disclosure his calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its XXX functions, as described in §XXX(a)(XXX) and as it relates to §XXX(e)(XXX)(iii)(A) (initial loan estimate disclosure three XXX days after application). This test excluded the following days from the XXX day count based on the client preferences configured on the company settings XXX days profile page: As not being open on Sunday AS not being open on Saturday PLEASE NOTE: If a conflict results from the client preferences configured on the company settings XXX days profile page such that a day is marked as both open and closed, Compliance Analyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its XXX functions. If this is not the appropriate result, you must revise your settings to remove the conflict he creditor shall deliver or place in the mail the disclosures required under §XXX(e)(XXX)(i) (provision of loan estimate form) not later than the third XXX day after the creditor receives the consumer's application.; Documentation required. Please provide Initial LE dated within XXX days of application. Application in file dated XXX/XXX/XXX.
															Compliance - SOL - Downgrade - Change status of 'Initial Loan Estimate Delivery Date Test (from application)' from Active to Acknowledged by Client.; Acknowledged	02/06/2024
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: (12 CFR §XXX(e)(XXX)(iii)(A) he initial loan estimate delivery date is later than the third XXX day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its XXX functions) after the creditor or broker receives the consumer's written application therefore, if additional disclosures are entered into Compliance Analyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be XXX regardless of the actual values on the disclosure his calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its XXX functions, as described in §XXX(a)(XXX) and as it relates to §XXX(e)(XXX)(iii)(A) (initial loan estimate disclosure three XXX days after application). This test excluded the following days from the XXX day count based on the client preferences configured on the company settings XXX days profile page: As not being open on Sunday AS not being open on Saturday PLEASE NOTE: If a conflict results from the client preferences configured on the company settings XXX days profile page such that a day is marked as both open and closed, Compliance Analyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its XXX functions. If this is not the appropriate result, you must revise your settings to remove the conflict he creditor shall deliver or place in the mail the disclosures required under §XXX(e)(XXX)(i) (provision of loan estimate form) not later than the third XXX day after the creditor receives the consumer's application.; Documentation required. Please provide Initial LE dated within XXX days of application. Application in file dated XXX/XXX/XXX.
																		02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	B	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10276		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	01/31/2024	Acknowledged	-96348	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to the decrease in lender credits to XXX without a valid COC.
															Compliance - SOL - Downgrade - Change status of 'Lender Credits That Cannot Decrease Test' from Active to Acknowledged by Client.; Acknowledged	02/06/2024
This loan failed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to the decrease in lender credits to XXX without a valid COC.
																		02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	B	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10276		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/01/2024	Acknowledged	3603	Credit	No Credit Findings	No Credit Findings	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/06/2024	Condition revoked.	02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	C	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10276		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	01/31/2024	Resolved	1236	Compliance	XXX XXX Disclosure is Missing	XXX Defect:; The affiliate XXX disclosure is Missing; Lender provided attestation of no affiliates. Condition cleared.			The affiliate XXX disclosure is Present	02/09/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	B	A	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10276		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	01/31/2024	Acknowledged	-96633	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test
This loan failed the homeownership counseling organizations disclosure date test due to the following findings: (12 CFR §XXX(a) he loan has a homeownership counseling organizations disclosure date that is not within three XXX days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); or The homeownership counseling organizations disclosure date is after the closing date to later than three XXX days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(XXX he website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(XXX ata made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data his calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its XXX functions, as described in §XXX(b) and as it relates to §XXX (list of homeownership counseling organizations provided not later than XXX days after a loan originator receives an application). This test excluded the following days from the XXX day count based on the client preferences configured on the company settings XXX days profile page: As not being open on Sunday AS not being open on Saturday PLEASE NOTE: If a conflict results from the client preferences configured on the company settings XXX days profile page such that a day is marked as both open and closed, Compliance Analyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its XXX functions. If this is not the appropriate result, you must revise your settings to remove the conflict lease note: This test does not validate the content of any list of homeownership counseling organizations.; Documentation required. Please provide homeownership counseling disclosure dated within XXX days of application. Application in file dated XXX/XXX/XXX.
															Change status of 'RESPA Homeownership Counseling Organizations Disclosure Date Test' from Active to Acknowledged by Client.; Acknowledged	02/06/2024
This loan failed the homeownership counseling organizations disclosure date test due to the following findings: (12 CFR §XXX(a) he loan has a homeownership counseling organizations disclosure date that is not within three XXX days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); or The homeownership counseling organizations disclosure date is after the closing date to later than three XXX days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(XXX he website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(XXX ata made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data his calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its XXX functions, as described in §XXX(b) and as it relates to §XXX (list of homeownership counseling organizations provided not later than XXX days after a loan originator receives an application). This test excluded the following days from the XXX day count based on the client preferences configured on the company settings XXX days profile page: As not being open on Sunday AS not being open on Saturday PLEASE NOTE: If a conflict results from the client preferences configured on the company settings XXX days profile page such that a day is marked as both open and closed, Compliance Analyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its XXX functions. If this is not the appropriate result, you must revise your settings to remove the conflict lease note: This test does not validate the content of any list of homeownership counseling organizations.; Documentation required. Please provide homeownership counseling disclosure dated within XXX days of application. Application in file dated XXX/XXX/XXX.
																		02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	B	B	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10178		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/07/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning			Third Party Valuation Product Provided	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10178		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/07/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: Equifax alert XXX/XXX/XXX, pg XXX-XXX. New installment opened XX/XX/XXXX with monthly pmnt of XXX which was not added to debt/liability. Loan closed XX/XX/XXXX and debt was not ran through DU after debt added. The back-end DTI of XXX% (Total Income of XXX Orig PITI of XXX Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX%.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/13/2024
Client Defect Validated: Equifax alert XXX/XXX/XXX, pg XXX-XXX. New installment opened XX/XX/XXXX with monthly pmnt of XXX which was not added to debt/liability. Loan closed XX/XX/XXXX and debt was not ran through DU after debt added. The back-end DTI of XXX% (Total Income of XXX Orig PITI of XXX Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX%.
																		02/13/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10178		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/07/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided	XXX Defect: AVM not in loan file. Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; BPO ordered due to seasoning			Third Party Valuation Product Provided.	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10246		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/12/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	XXX Defect: Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client.	02/19/2024	XXX Defect: Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	02/19/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	B	B	B	D	A	D	B	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
MMCA2026SD10246		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/12/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% AVM is required per report. ; AVM received - within tolerance - condition cleared			Third Party Valuation Product Provided	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	B	D	A	D	A	D	B	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
MMCA2026SD10246		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/14/2024	Resolved	651	Credit	Borrower Liabilities Verification Indicator is Partial
XXX Defect: Missing proof of taxes, insurance and HOA for XXXXX. Missing proof of hazard insurance and HOA for XXX XXX and XXX XXX missing proof of HOA for XXX XXX property. All are rental properties. Additional conditions may apply.
																	Borrower liabilities verified indicator is Present	02/19/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	B	D	A	D	A	D	B	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
MMCA2026SD10092		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/13/2024	Acknowledged	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Client Defect Validated: Property is located in a FEMA disaster area FEMA declared XXX county in a disaster area (Hurricane) on XXX/XXX/XXX, with a release date of XXX/XXX/XXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.
															Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Acknowledged by Client.; Acknowledged by client.	02/16/2024
Client Defect Validated: Property is located in a FEMA disaster area FEMA declared XXX county in a disaster area (Hurricane) on XXX/XXX/XXX, with a release date of XXX/XXX/XXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.
																		02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	C	A	A	C	C	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10057		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Rebuttable Presumption QM	Loan Review Complete	02/13/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval
Client Defect Validated. The borrower income verification does not match approval. Borrower employment terminated prior to most current VOE. VVOE in file reflects no longer XXX as of XXX/XXX/XXX. At Risk.
															Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024
Client Defect Validated. The borrower income verification does not match approval. Borrower employment terminated prior to most current VOE. VVOE in file reflects no longer XXX as of XXX/XXX/XXX. At Risk.
																		02/15/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10057		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Rebuttable Presumption QM	Loan Review Complete	02/13/2024	Acknowledged	1257	Credit	Borrower Employment Verification does not meet guidelines	Client defect validated. Borrower not working as of Note date. VVOE dated XX/XX/XXXX reflects employment terminated XXX/XXX/XXX. At Risk.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024	Client defect validated. Borrower not working as of Note date. VVOE dated XX/XX/XXXX reflects employment terminated XXX/XXX/XXX. At Risk.	02/15/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10057		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Rebuttable Presumption QM	Loan Review Complete	02/10/2024	Acknowledged	-96658	Compliance	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; XXX Defect; Non material B grade, as loan includes required disclosures and escrows.
															Compliance - SOL - Downgrade - Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.; Acknowledged by client.	02/16/2024
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; XXX Defect; Non material B grade, as loan includes required disclosures and escrows.
																		02/16/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10057		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Rebuttable Presumption QM	Loan Review Complete	02/09/2024	Resolved	3379	Credit	FHA For Your Protection Disclosure missing	XXX Defect: FHA For Your Protection Disclosure missing.; Audit reviewed Lenders response and re-reviewed file. Condition rescinded.			FHA For Your Protection Disclosure provided.	02/21/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10057		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Rebuttable Presumption QM	Loan Review Complete	02/09/2024	Resolved	3580	Property	Third Party Valuation Product not Provided
XXX Defect. Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% File is missing the 3rd party valuation. At Risk.; AVM received - within tolerance - condition cleared
																	Third Party Valuation Product Provided	02/20/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10061		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/14/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval
Client Defect Validated - ATR Risk: " Income Misrepresentation - The income documentation included paystubs, W2s and a WVOE for the borrower's employment with XXX The XXX tax returns showed the borrower has a XXX% ownership interest in the employer, XXX The XXX tax returns show W-XXX wage earnings of XXX However, the WVOE shows XXX base earnings of XXX (The WVOE showed commission income of XXX that matches the XXX Sch C Gross Income of $XXX.)" The audit confirms the discrepancy between the XXX Tax Return W-XXX Wages of XXX and the WVOE XXX base wages stated of XXX
															Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024
Client Defect Validated - ATR Risk: " Income Misrepresentation - The income documentation included paystubs, W2s and a WVOE for the borrower's employment with XXX The XXX tax returns showed the borrower has a XXX% ownership interest in the employer, XXX The XXX tax returns show W-XXX wage earnings of XXX However, the WVOE shows XXX base earnings of XXX (The WVOE showed commission income of XXX that matches the XXX Sch C Gross Income of $XXX.)" The audit confirms the discrepancy between the XXX Tax Return W-XXX Wages of XXX and the WVOE XXX base wages stated of XXX
																		02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10061		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/14/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Missing AVM completed by XXX/XXX/XXX on XXX/XXX/XXX.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10216		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10216		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
client defect validated: when reviewing the most recent paystub in the file, you will see that the additional wage sources not listed as regular or overtime total to the 'other' amount listed on the WVOE in the file. because these are showing on the paystub as apart of the borrowers regular wages since it is vacation/XXX pay/holiday pay etc, these amounts would be considered under the YTD calculation of the base wage income and not an additional source of income from the employer such as OT/commissions/bonus. because we have to remove this amount the DTI exceeds XXX% and makes the loan ineligible for sale to Freddie mac.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024
client defect validated: when reviewing the most recent paystub in the file, you will see that the additional wage sources not listed as regular or overtime total to the 'other' amount listed on the WVOE in the file. because these are showing on the paystub as apart of the borrowers regular wages since it is vacation/XXX pay/holiday pay etc, these amounts would be considered under the YTD calculation of the base wage income and not an additional source of income from the employer such as OT/commissions/bonus. because we have to remove this amount the DTI exceeds XXX% and makes the loan ineligible for sale to Freddie mac.
																		02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10004		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	01/31/2024	Acknowledged	-96365	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; XXX Defect: TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of XXX is due to the addition of the Title Endorsement & Title - Doc prep fee. The COC in file is not valid as it does not provide a reason for addition of the fees.
															Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Active to Acknowledged by Client.; Acknowledged - Informational Only	02/09/2024
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; XXX Defect: TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of XXX is due to the addition of the Title Endorsement & Title - Doc prep fee. The COC in file is not valid as it does not provide a reason for addition of the fees.
																		02/09/2024	Borrower has stable job time - Borrower has XXX years at job.	D	D	C	B	A	A	D	D	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B
MMCA2026SD10004		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/09/2024	Acknowledged	932	Property	Origination Appraisal is Partial
Client Defect Validated: The appraisal contains a wide range of unadjusted sale prices.$XXX to $XXX he potential comparable market sales range is from XXX to $XXX here is need to ensure that the sold properties within the appraisal are the most comparable to the subject property CA risk is assessed at XXX indicating a High risk of overvaluation omp #XXX and #XXX adjustment in the wrong direction which is not in consistent with the site area.
															Change status of 'Origination Appraisal is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	02/09/2024
Client Defect Validated: The appraisal contains a wide range of unadjusted sale prices.$XXX to $XXX he potential comparable market sales range is from XXX to $XXX here is need to ensure that the sold properties within the appraisal are the most comparable to the subject property CA risk is assessed at XXX indicating a High risk of overvaluation omp #XXX and #XXX adjustment in the wrong direction which is not in consistent with the site area.
																		02/09/2024	Borrower has stable job time - Borrower has XXX years at job.	D	D	D	D	A	A	D	D	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B
MMCA2026SD10004		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	01/31/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided
Third Party Valuation Product Not Provided and CU Score is XX/XX/XXXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; Third Party Valuation Product Not Provided and CU Score is XX/XX/XXXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; BPO Ordered - due to seasoning
																	Third Party Valuation Product Provided.; Third Party Valuation Product Provided.	02/08/2024	Borrower has stable job time - Borrower has XXX years at job.	D	D	D	A	A	A	D	D	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B
MMCA2026SD10270		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	XXX Defect: Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged	02/14/2024	XXX Defect: Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	02/14/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	B	B	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10270		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/12/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM provided within XXX% tolerance and confidence score above XXX% Condition cleared.			Third Party Valuation Product Provided	02/20/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10270		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/12/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect - ATR Risk Invalidated: "Borrower was qualified incorrectly using rental income from departure residence (XXX XXX). Per lease in loan file, the lease started XX/XX/XXXX and ended XXX/XXX/XXX, however, XXX listing confirmed the property was listed for sale and sold XXX/XXX/XXX. The validity of the lease is in question if the Borrower no longer owns the property." --Missing documentation to confirm XXX listing and evidence the departure residence was sold on XX/XX/XXXX only XXX days after subject loan closed on XX/XX/XXXX to validate defect.; Acknowledged by client
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by Client	02/14/2024
Client Defect - ATR Risk Invalidated: "Borrower was qualified incorrectly using rental income from departure residence (XXX XX XXX XXX, XXX). Per lease in loan file, the lease started XX/XX/XXXX and ended XXX/XXX/XXX, however, XXX listing confirmed the property was listed for sale and sold XXX/XXX/XXX. The validity of the lease is in question if the Borrower no longer owns the property." --Missing documentation to confirm XXX listing and evidence the departure residence was sold on XX/XX/XXXX only XXX days after subject loan closed on XX/XX/XXXX to validate defect.; Acknowledged by client
																		02/14/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10087		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/03/2024	Resolved	1226	Compliance	Intent to Proceed is Missing	The intent to proceed is Missing			The intent to proceed is received.	02/12/2024		D	C	C	A	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10087		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated: Appraisal in the file is dated XXX/XXX/XXX, “As is” in the amount of $XXX. Application date is XX/XX/XXXX and closing date XXX/XXX/XXX.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/13/2024	Client Defect Invalidated: Appraisal in the file is dated XXX/XXX/XXX, “As is” in the amount of $XXX. Application date is XX/XX/XXXX and closing date XXX/XXX/XXX.	02/13/2024		D	C	C	C	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10087		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/03/2024	Resolved	3810	Property	Third Party Valuation Product Not Provided
Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; AVM received. Additional finding added. Condition cleared.
																	Third Party Valuation Product Provided.	02/20/2024		D	C	D	A	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10087		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/20/2024	Resolved	3598	Property	Third Party AVM to appraised value exceeds XXX% allowable variance	Third party AVM value of XXX with a variance of XXX exceeds XXX% allowable variance.; AVM received - out of tolerance - additional finding set ; CCA provided within tolerance. Condition cleared.			Additional third party valuation requested to support value. Additional third party valuation product provided that supports value.	03/11/2024		D	C	C	A	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10087		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/03/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM received. Additional finding added. Condition cleared.			Third Party Valuation Product Provided	02/20/2024		D	C	D	A	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10087		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
XXX Defect: FEMA declared XXX county in a disaster area (Hurricane XXX) on XXX/XXX/XXX, with a release date of XXX/XXX/XXX. The appraisal in file is dated XX/XX/XXXX and shows no damage, however the appraisal date is prior to the FEMA release date. A Post Disaster Inspection is required. ; PCI received - no damage noted - condition cleared
																	Post Disaster Inspection provided	03/11/2024		D	C	C	A	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10087		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/20/2024	Resolved	3600	Property	Third party AVM Confidence Score is less than XXX%	Third party AVM Confidence Score of XXX is less than XXX%.; CCA provided within tolerance. Condition cleared.	Change status of 'Third party AVM Confidence Score is less than XXX%' from Active to Revoked.; AVM received - out of tolerance - additional finding set ;	02/20/2024	Additional third party valuation requested to support value. Additional third party valuation product provided that supports value.; CCA provided within tolerance. Condition cleared.	03/11/2024		D	C	D	A	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10231		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/14/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable	Client Defect Validated:- The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX	Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/26/2024	Client Defect Validated:- The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX	02/26/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	C	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10231		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/14/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Validated: Desktop Appraisal requirements were not met. Per Freddie Mac's guidelines section 56041b (ii) Ineligible Mortgages; Mortgages secured by a property acquired in a Non-Arms length transaction a Purchase transaction between parties who are related are XXX or have a pre-existing XXX or XXX relationship. The Final XXX shows the borrower has lived at the subject property over XXX years with the seller who also has the same last name. The borrower received a gift of equity from the estate of the seller. Health/Safety: The appraiser list the condition as C4 minor deferred maintenance that does not impose any health or safety issues. Capacity: The borrower does not have sufficient income to support the total monthly obligations. The borrower is XXX owns XXX% of two companies. Used the borrower's XXX W2, K1 and XXX tax returns = XXX (XXX). XXX used W2, K-XXX and XXX tax return = XXX for total income of $XXX. The borrower's YTD pay stub cannot be used to calculate income. Paystub dated XX/XX/XXXX reflects YTD income of XXX / XX/XX/XXXX = XXX per month. Borrower pays herself $XXX/weekly x XXX = XXX / XXX = XXX Lender used lower YTD income to qualify. W2's in file XXX and XXX Per AUS Secondary income must be supported by YTD paystub documenting all YTD earnings and W-2s for the most recent two years or a written VOE documenting all YTD earnings and the earning for the most recent two calendar years. The W2's did not support the current YTD pay stub income.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/16/2024
Client Defect Validated: Desktop Appraisal requirements were not met. Per Freddie Mac's guidelines section 56041b (ii) Ineligible Mortgages; Mortgages secured by a property acquired in a Non-Arms length transaction a Purchase transaction between parties who are related are XXX or have a pre-existing XXX or XXX relationship. The Final XXX shows the borrower has lived at the subject property over XXX years with the seller who also has the same last name. The borrower received a gift of equity from the estate of the seller. Health/Safety: The appraiser list the condition as C4 minor deferred maintenance that does not impose any health or safety issues. Capacity: The borrower does not have sufficient income to support the total monthly obligations. The borrower is XXX owns XXX% of two companies. Used the borrower's XXX W2, K1 and XXX tax returns = XXX (XXX). XXX used W2, K-XXX and XXX tax return = XXX for total income of $XXX. The borrower's YTD pay stub cannot be used to calculate income. Paystub dated XX/XX/XXXX reflects YTD income of XXX / XX/XX/XXXX = XXX per month. Borrower pays herself $XXX/weekly x XXX = XXX / XXX = XXX Lender used lower YTD income to qualify. W2's in file XXX and XXX Per AUS Secondary income must be supported by YTD paystub documenting all YTD earnings and W-2s for the most recent two years or a written VOE documenting all YTD earnings and the earning for the most recent two calendar years. The W2's did not support the current YTD pay stub income.
																		02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	C	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10231		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/13/2024	Acknowledged	-96348	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA XXX required: a refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Lender credit decreased on the CD issued XXX/XXX/XXX, the following fees went from lender paid to seller paid without reason: Title Certificate XXX Title Notice of Settlement XXX and Title Transaction Mgmt $XXX. Downgraded due to SOL XXX year.

Change status of 'Lender Credits That Cannot Decrease Test' from Active to Acknowledged by Client.; Acknowledged by client; Change status of 'Lender Credits That Cannot Decrease Test' from Revoked to Acknowledged by Client.; Acknowledged by client
																02/16/2024
This loan passed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains lender credits that do not exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).
																		02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	B	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10013		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	01/31/2024	Resolved	1226	Compliance	Intent to Proceed is Missing	XXX Defect: The intent to proceed is Missing; Cleared as we have received the missing Intent.			The intent to proceed is received.	02/09/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				C	C	C	A	C	C	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10013		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/02/2024	Acknowledged	2095	Credit	Insufficient cash to close.	Client Defect Validated: Cash to close in the amount of XXX is greater than the available asset amount of XXX.	Change status of 'Insufficient cash to close.' from Active to Acknowledged by Client.; Acknowledged by client.	02/06/2024	Client Defect Validated: Cash to close in the amount of XXX is greater than the available asset amount of XXX.	02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				C	C	C	C	C	C	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10007		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/02/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: t -ATR Risk: The weekly Regular pay on the recent paystub from the current employer was used to calculate the XXX monthly income used to qualify. The Borrower has been with the current employer one month, the documentation from the current employer includes one paystub, and the paystubs confirm the Borrower is paid hourly. The paystubs from the previous employer indicate the hours worked by the Borrower each pay period vary. In addition, the prior years' W-XXX income does not support a history of the Borrower earning income at the level used to qualify. This was not addressed, and the file does not contain additional documentation to confirm the income with the current employer is not also a variable income source. The Borrower's earnings are from variable income. The Borrower's income to be XXX per month using a XXX-month average of the documented year-to-date earnings from the current/previous employers and the XXX W-XXX Forms from previous employers. This figure represents the Borrower's historical documented earnings and has thus determined to be the most likely to continue. There is no documentation in the file to support the XXX overtime monthly income used to qualify for the (non-occupying) Co-Borrower.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/06/2024
Client Defect Validated: t -ATR Risk: The weekly Regular pay on the recent paystub from the current employer was used to calculate the XXX monthly income used to qualify. The Borrower has been with the current employer one month, the documentation from the current employer includes one paystub, and the paystubs confirm the Borrower is paid hourly. The paystubs from the previous employer indicate the hours worked by the Borrower each pay period vary. In addition, the prior years' W-XXX income does not support a history of the Borrower earning income at the level used to qualify. This was not addressed, and the file does not contain additional documentation to confirm the income with the current employer is not also a variable income source. The Borrower's earnings are from variable income. The Borrower's income to be XXX per month using a XXX-month average of the documented year-to-date earnings from the current/previous employers and the XXX W-XXX Forms from previous employers. This figure represents the Borrower's historical documented earnings and has thus determined to be the most likely to continue. There is no documentation in the file to support the XXX overtime monthly income used to qualify for the (non-occupying) Co-Borrower.
																		02/06/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	C	C	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10007		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	01/31/2024	Resolved	3522	Property	Appraiser's License was Inactive at time of origination	XXX Defect- Appraiser's License was Inactive at time of origination.
Audit reviewed Lender's response and has determined the appraiser's license was active between XX/XX/XXXX - XXX/XXX/XXX, which confirms the appraiser's license was active at the time the subject appraisal was completed of XXX/XXX/XXX. Condition cleared.
																		02/14/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	C	A	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10007		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/02/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
XXX Defect- FEMA declared XXX in a disaster area (wildfires) on XXX/XXX/XXX, with a release date of XXX/XXX/XXX. The appraisal in file is dated XX/XX/XXXX and shows no damage, however the appraisal date is prior to the FEMA release date. A Post Disaster Inspection is required. ; DCR received - no damage - condition cleared
																	Post Disaster Inspection provided	03/12/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	C	A	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10007		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/02/2024	Acknowledged	654	Credit	CoBorrower Liabilities Verified Indicator is Partial
Client Defect Validated: -ATR Risk: XXX) Documentation to support the XXX XXX auto loan payment disclosed on the application for the Co-Borrower. XXX evidence the reported mortgage payment of XXX for the Co-Borrower's primary residence on XXX XXX includes escrows for taxes and homeowner's insurance premium or documentation to support the amount owed for each.
															Change status of 'CoBorrower Liabilities Verified Indicator is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	02/06/2024
Client Defect Validated: -ATR Risk: XXX) Documentation to support the XXX XXX auto loan payment disclosed on the application for the Co-Borrower. XXX evidence the reported mortgage payment of XXX for the Co-Borrower's primary residence on XXX XXX includes escrows for taxes and homeowner's insurance premium or documentation to support the amount owed for each.
																		02/06/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	D	D	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10007		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/02/2024	Acknowledged	651	Credit	Borrower Liabilities Verification Indicator is Partial
Client Defect Validated: ATR Risk -Documentation to support the balances paid at closing of XXX to XXX XX XX, XXX to XXX XX XX, and XXX to XXX XX XX. These debts do not report on credit and the file does not contain additional documentation to confirm these payments paid these debts in full.
															Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	02/06/2024
Client Defect Validated: ATR Risk -Documentation to support the balances paid at closing of XXX to XXX XX XX, XXX to XXX XX XX, and XXX to XXX XX XX. These debts do not report on credit and the file does not contain additional documentation to confirm these payments paid these debts in full.
																		02/06/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	D	D	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10192		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/12/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect validated: Appraiser in file does state home in is a FEMA Disaster Area however does not show state or show any repairs being needed in the home. Appraisal is " AS-IS" and is not subject to completion.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/14/2024
Client Defect validated: Appraiser in file does state home in is a FEMA Disaster Area however does not show state or show any repairs being needed in the home. Appraisal is " AS-IS" and is not subject to completion.
																		02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10192		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided	XXX Defect: Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; AVM received within tolerance. Condition cleared.			Third Party Valuation Product Provided.	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10192		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/12/2024	Resolved	3598	Property	Third Party AVM to appraised value exceeds XXX% allowable variance	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%			Additional third party valuation requested to support value.	03/27/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10192		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM received within tolerance. Condition cleared.			Third Party Valuation Product Provided	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10310		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: ATR Risk - The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX Lender's income used to qualify is not supported by prior year earnings and no verification of employment or income was completed to justify using income of XXX per month
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Validated: ATR Risk - The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX Lender's income used to qualify is not supported by prior year earnings and no verification of employment or income was completed to justify using income of XXX per month
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	C	C	C	D	B	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10310		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Acknowledged	1257	Credit	Borrower Employment Verification does not meet guidelines	Client Defect Validated: ATR Risk - No verification of borrower's employment was completed for this loan file	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024	Client Defect Validated: ATR Risk - No verification of borrower's employment was completed for this loan file	02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	C	C	C	D	B	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10310		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval
Client Defect Validated: ATR Risk - Payroll record shows variable hours and rates for plowing and regular wages. No employment and income verification was completed to determine prior year earnings breakdown and tax returns show income includes unemployment compensation. Using prior year earnings income proved is only XXX
															Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Validated: ATR Risk - Payroll record shows variable hours and rates for plowing and regular wages. No employment and income verification was completed to determine prior year earnings breakdown and tax returns show income includes unemployment compensation. Using prior year earnings income proved is only XXX
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	C	C	C	D	B	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10310		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/02/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Unknown Defect: Property Inspection Waiver but not provided with the loan file	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024	Unknown Defect: Property Inspection Waiver but not provided with the loan file	02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	B	B	C	C	D	B	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10310		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/02/2024	Resolved	1236	Compliance	XXX XXX Disclosure is Missing	XXX Defect: The affiliate XXX disclosure is Missing; Lender provided attestation of no affiliates. Condition cleared.			The affiliate XXX disclosure is Not Applicable	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	B	A	C	C	D	B	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10310		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/02/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning	Change status of 'Third Party Valuation Product not Provided' from Cleared to Revoked.; Revoked; BPO ordered due to seasoning	02/08/2024	Third Party Valuation Product Provided; Third Party Valuation Product Provided	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	D	A	C	C	D	B	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10310		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Resolved	-96468	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR §XXX(f)(XXX)(ii) he initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or "In Person" and the initial closing disclosure delivery date is less than three XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(XXX)(i) no later than three XXX days before consummation.; Documentation required: Missing proof the initial CD issued XX/XX/XXXX was received by the borrower at least XXX days prior to consummation; Lender provided verification of Borrower's receipt of initial CD. Condition cleared.

This loan passed the initial closing disclosure delivery date test.(12 CFR §XXX(f)(XXX)(ii) he initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or "In Person" and the initial closing disclosure delivery date is not less than three XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction he creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(XXX)(i) no later than three XXX days before consummation.
																		02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	A	C	C	D	B	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10295		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/12/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning			Third Party Valuation Product Provided	02/16/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10295		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/13/2024	Acknowledged	2578	Credit	Housing history does not meet guidelines
Client defect Validated: Housing history does not meet guidelines. After including all rental properties an their expense client mentioned, rental loss is XXX which pushes DTI way over the max due to miscalculation.
															Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024
Client defect Validated: Housing history does not meet guidelines. After including all rental properties an their expense client mentioned, rental loss is XXX which pushes DTI way over the max due to miscalculation.
																		02/15/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10295		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/13/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable	Client Defect Validated: The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX	Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	03/04/2024	Client Defect Validated: The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX	03/04/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10313		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Acknowledged	932	Property	Origination Appraisal is Partial
Client defect validated: Origination Appraisal is Partial. Adjusted Value of Comparable Sale(s) Failed to Support Appraised Value Comparable sale(s) one failed to support the estimated value. Sale one was most similar in age and overall total finished living area, and was the only closed sale provided similar to the subject in its lack of basement. The adjusted sale price of comparable sale one was XXX-percent below the appraised value. Inadequate Comparable Adjustment(s) Use of adjustments that do not reflect market reaction to the differences between the subject property and the comparable sales, not supporting adjustments and failure to make adjustments are considered unacceptable appraisal practices. Fannie Mae’s Selling Guide states the appraiser’s adjustments must reflect the market’s reaction (that is, market-based adjustments) to the difference in the properties. The appraiser made XXX per square foot adjustment(s) for gross living area to sales one, two, three, and four. The adjustment(s) were inadequate based on our analysis of the sales data. Additionally, the subject had no basement while sales two, three, and four had fully finished walk-out basements. The basement adjustments for basement finish and rooms below grade applied to sales two, three, and four were inadequate based on our analysis of sales with no basements. Lastly, the appraiser applied XXX adjustments for quality, age, and condition to sale three. The adjustments were inadequate based on the significantly superior quality, age, and condition of the sale. Use of Dissimilar Comparable Sale(s) Due to Site Characteristics Fannie Mae's Selling Guide states that comparables that are significantly different from the subject property may be acceptable; however, the appraiser must describe the differences, consider these factors in the market value, and provide an explanation justifying the use of the comparable(s). Appraisers must use comparable sales that are the most locationally and physically similar to the subject property. Comparable sale(s) four was significantly different in site size than the subject property. The subject property had a XXX square foot site inclusive of one parcel while comparable sale(s) four had a XXX square foot site inclusive of three parcels per MLS. The appraiser did not provide an adequate explanation as to why the comparable sale(s) was used. Use of Physically Dissimilar Comparable Sale(s) - Total Finished Living Area Fannie Mae's Selling Guide states that comparables that are significantly different from the subject property may be acceptable; however, the appraiser must describe the differences, consider these factors in the market value, and provide an explanation justifying the use of the comparable(s). Appraisers must use comparable sales that are the most locationally and physically similar to the subject property. Comparable sale(s) two, three and four were superior to the subject property in total above-grade finished square footage and below grade finished square footage. The subject had XX/XX/XXXX square feet and no basement while sale two had XX/XX/XXXX square feet plus a XX/XX/XXXX finished walk-out basement, sale three had XX/XX/XXXX square feet plus a XXX finished walk-out basement, and sale four had XX/XX/XXXX square feet plus a XX/XX/XXXX square foot walk-out basement The appraiser has not provided an adequate explanation why the specific comparable(s) were used. Sales more similar in total finished living area were available. See linked document labeled Defect Support Doc/Value. Please review the options below for resolving this matter. You have until XXX/XXX/XXX; Client defect remains. Finding remains, only received LOX form lender to client that an appraisal will be used to support value.
															Change status of 'Origination Appraisal is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/07/2024
Client defect validated: Origination Appraisal is Partial. Adjusted Value of Comparable Sale(s) Failed to Support Appraised Value Comparable sale(s) one failed to support the estimated value. Sale one was most similar in age and overall total finished living area, and was the only closed sale provided similar to the subject in its lack of basement. The adjusted sale price of comparable sale one was XXX-percent below the appraised value. Inadequate Comparable Adjustment(s) Use of adjustments that do not reflect market reaction to the differences between the subject property and the comparable sales, not supporting adjustments and failure to make adjustments are considered unacceptable appraisal practices. Fannie Mae’s Selling Guide states the appraiser’s adjustments must reflect the market’s reaction (that is, market-based adjustments) to the difference in the properties. The appraiser made XXX per square foot adjustment(s) for gross living area to sales one, two, three, and four. The adjustment(s) were inadequate based on our analysis of the sales data. Additionally, the subject had no basement while sales two, three, and four had fully finished walk-out basements. The basement adjustments for basement finish and rooms below grade applied to sales two, three, and four were inadequate based on our analysis of sales with no basements. Lastly, the appraiser applied XXX adjustments for quality, age, and condition to sale three. The adjustments were inadequate based on the significantly superior quality, age, and condition of the sale. Use of Dissimilar Comparable Sale(s) Due to Site Characteristics Fannie Mae's Selling Guide states that comparables that are significantly different from the subject property may be acceptable; however, the appraiser must describe the differences, consider these factors in the market value, and provide an explanation justifying the use of the comparable(s). Appraisers must use comparable sales that are the most locationally and physically similar to the subject property. Comparable sale(s) four was significantly different in site size than the subject property. The subject property had a XXX square foot site inclusive of one parcel while comparable sale(s) four had a XXX square foot site inclusive of three parcels per MLS. The appraiser did not provide an adequate explanation as to why the comparable sale(s) was used. Use of Physically Dissimilar Comparable Sale(s) - Total Finished Living Area Fannie Mae's Selling Guide states that comparables that are significantly different from the subject property may be acceptable; however, the appraiser must describe the differences, consider these factors in the market value, and provide an explanation justifying the use of the comparable(s). Appraisers must use comparable sales that are the most locationally and physically similar to the subject property. Comparable sale(s) two, three and four were superior to the subject property in total above-grade finished square footage and below grade finished square footage. The subject had XX/XX/XXXX square feet and no basement while sale two had XX/XX/XXXX square feet plus a XX/XX/XXXX finished walk-out basement, sale three had XX/XX/XXXX square feet plus a XXX finished walk-out basement, and sale four had XX/XX/XXXX square feet plus a XX/XX/XXXX square foot walk-out basement The appraiser has not provided an adequate explanation why the specific comparable(s) were used. Sales more similar in total finished living area were available. See linked document labeled Defect Support Doc/Value. Please review the options below for resolving this matter. You have until XXX/XXX/XXX; Client defect remains. Finding remains, only received LOX form lender to client that an appraisal will be used to support value.
																		02/07/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	C	A	D	D	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A
MMCA2026SD10313		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/31/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning			Third Party Valuation Product Provided	02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	A	C	A	D	D	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A
MMCA2026SD10313		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/31/2024	Resolved	3557	Credit	Hazard Insurance Coverage is Not Sufficient.
XXX Defect - Hazard insurance coverage of XXX is not sufficient. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.; Audit reviewed Lenders response and re-reviewed file. Condition rescinded.
																	Hazard insurance coverage is sufficient.	02/13/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	A	C	A	D	D	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A
MMCA2026SD10313		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/31/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided
XXX Defect: Third Party Valuation Product Not Provided and CU Score is XX/XX/XXXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable. NOTE; Cannot validate as score is so high and no other documentation provided by client; Client Defect Validated: Appraisal - Adjusted value of comparable(s) failed to support appraised value - Comparable sale(s) two and four failed to support the estimated value.
																	Third Party Valuation Product Provided.	02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	A	C	A	D	D	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A
MMCA2026SD10198		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/13/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated: No credit report or other documentation was provided with the loan file showing an undisclosed mortgage.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024	Client Defect Invalidated: No credit report or other documentation was provided with the loan file showing an undisclosed mortgage.	02/15/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10198		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/13/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/16/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10243		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided	XXX Defect: File missing Third Party Valuation ; CCA provided within tolerance. Condition cleared.			Third Party Valuation Product Provided.	03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	C	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A
MMCA2026SD10243		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CCA provided within tolerance. Condition cleared.			Third Party Valuation Product Provided	03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	C	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A
MMCA2026SD10243		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/11/2024	Acknowledged	3782	Property	No Property Findings
Client Defect Invalidated: "The appraiser must report the primary indicators of market condition for properties in the subject neighborhood as of the effective date of the appraisal by noting the trend of property values, the supply of properties in the subject neighborhood and the marketing time for properties. The appraiser’s analysis of a property must take into consideration all factors that affect value. Market conditions were reported inaccurately. The appraiser reported market conditions were stable when they were declining." / Market conditions per appraisers comments appear acceptable. Appraisal reviewed with scrutiny around market conditions, neighborhood descriptions, marketing time, comparable sales, etc with no exceptions found. Unable to validate declining claims.
															Change status of 'No Property Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024
Client Defect Invalidated: "The appraiser must report the primary indicators of market condition for properties in the subject neighborhood as of the effective date of the appraisal by noting the trend of property values, the supply of properties in the subject neighborhood and the marketing time for properties. The appraiser’s analysis of a property must take into consideration all factors that affect value. Market conditions were reported inaccurately. The appraiser reported market conditions were stable when they were declining." / Market conditions per appraisers comments appear acceptable. Appraisal reviewed with scrutiny around market conditions, neighborhood descriptions, marketing time, comparable sales, etc with no exceptions found. Unable to validate declining claims.
																		02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	C	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A
MMCA2026SD10243		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/11/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Validated: ATR RISK "A recent credit report obtained by Fannie Mae reported additional monthly debt with XXX that was not disclosed in the loan documentation. Including a monthly payment of XXX resulted in a revised DTI of XXX%." / File reflects liability in question, XXX, on Inquiry Letter signed by borrower that no new liabilities incurred. Unable to validate defect as the file does not contain updated credit report. Client Defect Invalidated: ATR RISK "Income from XXX for the borrower was from self-employment and was included in the debt-to-income ratio (DTI) calculation. The calculation of this income as XXX was incorrect. Distribution income cannot be used to qualify. Using the XXX average of ordinary XXX income results in a loss. Therefore, the revised total monthly income of XXX resulted in a revised DTI of XXX%." / Per FNMA guides, B3-XXX-XXX, When a K1 reflects a loss, a liquidity test can be performed to establish income. Lender performed the the Quick ratio test which resulted in a greater than XXX ratio as listed on the transmittal summary.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024
Client Defect Validated: ATR RISK "A recent credit report obtained by Fannie Mae reported additional monthly debt with XXX that was not disclosed in the loan documentation. Including a monthly payment of XXX resulted in a revised DTI of XXX%." / File reflects liability in question, XXX, on Inquiry Letter signed by borrower that no new liabilities incurred. Unable to validate defect as the file does not contain updated credit report. Client Defect Invalidated: ATR RISK "Income from XXX for the borrower was from self-employment and was included in the debt-to-income ratio (DTI) calculation. The calculation of this income as XXX was incorrect. Distribution income cannot be used to qualify. Using the XXX average of ordinary XXX income results in a loss. Therefore, the revised total monthly income of XXX resulted in a revised DTI of XXX%." / Per FNMA guides, B3-XXX-XXX, When a K1 reflects a loss, a liquidity test can be performed to establish income. Lender performed the  Quick ratio test which resulted in a greater than XXX ratio as listed on the transmittal summary.
																		02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	C	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A
MMCA2026SD10147		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Acknowledged	3581	Credit	Profit and Loss Does Not Meet Guidelines	Client Defect Validated: Profit and Loss Does Not Meet Guidelines. P&L was not signed by the Borrower.; Acknowledged by client	Change status of 'Profit and Loss Does Not Meet Guidelines' from Active to Acknowledged by Client.; Acknowledged by Client	02/14/2024	Client Defect Validated: Profit and Loss Does Not Meet Guidelines. P&L was not signed by the Borrower.; Acknowledged by client	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10147		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Resolved	3420	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX

The back-end DTI of XX/XX/XXXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX
																		03/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10147		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/02/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%			Third Party Valuation Product Provided	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10147		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/21/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client.	03/21/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	03/21/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	B	B	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10319		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/06/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect validated: Borrower XXX. The borrower is XXX by XXX om. DU did not validate the borrower's income (DU #XXX). Per Work number, the borrower was actively XXX, however it state as of XXX/XXX/XXX. Also, XXX wrote a letter stating the borrower was XXX as of XX/XX/XXXX and works full time (XXX hours per week). Unable to validate defect as file does not contain updated VOE indicating the borrower is no longer XXX by XXX om.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect validated: Borrower XXX. The borrower is XXX by XXX om. DU did not validate the borrower's income (DU #XXX). Per Work number, the borrower was actively XXX, however it state as of XXX/XXX/XXX. Also, XXX wrote a letter stating the borrower was XXX as of XX/XX/XXXX and works full time (XXX hours per week). Unable to validate defect as file does not contain updated VOE indicating the borrower is no longer XXX by XXX om.
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	C	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A
MMCA2026SD10319		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	01/31/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning			Third Party Valuation Product Provided	02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	C	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A
MMCA2026SD10319		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	01/31/2024	Resolved	3800	Property	Third Party Valuation Product Not Provided	XXX Defect: Third Party Valuation Product Not Provided and CU Score is not provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; BPO ordered due to seasoning			Third Party Valuation Product Provided.	02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	C	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A
MMCA2026SD10319		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/06/2024	Acknowledged	944	Property	Reasonable Comps Indicator is No
Client Defect Validated: Appraisal Adjustments not correctly applied. The appraiser made a XXX adjustment for garage count of Comp XXX however it should have been negative since Comp XXX has a XXX car garage, which is more than the subject property's XXX car garage. The appraiser indicated the adjusted sales price of Comp XXX&XXX are $XXX/$XXX/$XXX, however none of the Comps support the sales comparison approach of XXX The appraiser used income approach to get the appraised value of XXX which is not permitted by guidelines. Comp XXX adjustment of XXX for site was not supported.
															Change status of 'Reasonable Comps Indicator is No' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Validated: Appraisal Adjustments not correctly applied. The appraiser made a XXX adjustment for garage count of Comp XXX however it should have been negative since Comp XXX has a XXX car garage, which is more than the subject property's XXX car garage. The appraiser indicated the adjusted sales price of Comp XXX&XXX are $XXX/$XXX/$XXX, however none of the Comps support the sales comparison approach of XXX The appraiser used income approach to get the appraised value of XXX which is not permitted by guidelines. Comp XXX adjustment of XXX for site was not supported.
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	C	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A
MMCA2026SD10133		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	01/31/2024	Acknowledged	1953	Credit	Percentage of Downpayment from Borrower Own Funds is Zero	Client Defect Validated: The percentage of downpayment from borrower own funds is XX/XX/XXXX	Change status of 'Percentage of Downpayment from Borrower Own Funds is Zero' from Active to Acknowledged by Client.; Acknowledged by client	02/06/2024	Client Defect Validated: The percentage of downpayment from borrower own funds is XX/XX/XXXX	02/06/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10133		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	01/31/2024	Resolved	3800	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; BPO Ordered - seasoned > XXX months			Third Party Valuation Product Provided.	02/05/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10105		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/07/2024	Resolved	2077	Credit	Fraud Report Missing	XXX Defect: Fraud report Missing.; Lender provided Fraud report through XXX. Condition cleared.			Fraud report Present.	02/21/2024	Borrower has stable job time - Borrower has XXX years at job.	D	C	D	A	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10105		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/10/2024	Acknowledged	-99953	Compliance	TILA Right of Rescission Test
This loan failed the TILA right of rescission test closed-end (12 CFR §XXX(a)(XXX), transferred from 12 CFR §XXX(a)(XXX)), Open-end (12 CFR §XXX(a)(XXX), transferred from 12 CFR §XXX(a)(XXX) he funding date is before the third XXX day following consummation. The consumer may exercise the right to rescind until midnight of the third XXX day following consummation, delivery of the notice required by 12 CFR §XXX or §XXX, or delivery of all material disclosures, whichever occurs last.; XXX Defect: The funding date is before the third XXX day following consummation.
															Change status of 'TILA Right of Rescission Test' from Active to Acknowledged by Client.; Acknowledged by client.	02/16/2024
This loan failed the TILA right of rescission test closed-end (12 CFR §XXX(a)(XXX), transferred from 12 CFR §XXX(a)(XXX)), Open-end (12 CFR §XXX(a)(XXX), transferred from 12 CFR §XXX(a)(XXX) he funding date is before the third XXX day following consummation. The consumer may exercise the right to rescind until midnight of the third XXX day following consummation, delivery of the notice required by 12 CFR §XXX or §XXX, or delivery of all material disclosures, whichever occurs last.; XXX Defect: The funding date is before the third XXX day following consummation.
																		02/16/2024	Borrower has stable job time - Borrower has XXX years at job.	D	C	C	B	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10105		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/10/2024	Acknowledged	1236	Compliance	XXX XXX Disclosure is Missing
XXX Defect: The affiliate XXX disclosure is Missing; Audit reviewed Lender's response and has determined the XXX XXX disclosure was a requirement at the time of the subject transaction. Condition retained.
															Change status of 'XXX XXX Disclosure is Missing' from Active to Acknowledged by Client.; Non-material disclosure - Condition downgraded to B.;	02/27/2024
XXX Defect: The affiliate XXX disclosure is Missing; Audit reviewed Lender's response and has determined the XXX XXX disclosure was a requirement at the time of the subject transaction. Condition retained.
																		02/27/2024	Borrower has stable job time - Borrower has XXX years at job.	D	C	B	B	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10105		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/13/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: ATR Risk - Borrower's obligations were not correctly verified. Monthly Hazard Insurance was calculated at XXX however Hazard Insurance Policy shows the Annual Premium is XXX which is XXX per month The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/16/2024
Client Defect Validated: ATR Risk - Borrower's obligations were not correctly verified. Monthly Hazard Insurance was calculated at XXX however Hazard Insurance Policy shows the Annual Premium is XXX which is XXX per month The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX
																		02/16/2024	Borrower has stable job time - Borrower has XXX years at job.	D	C	C	C	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10091		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/07/2024	Resolved	-96570	Compliance	Qualified Mortgage Safe Harbor Threshold
This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §XXX(b)(XXX), (e)(XXX) his loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is XXX% creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by XX/XX/XXXX or more percentage points for a first-lien covered transaction, or by XX/XX/XXXX or more percentage points for a subordinate-lien covered transaction.
															Change status of 'Qualified Mortgage Safe Harbor Threshold' from Active to Revoked.; Non QM Loan	02/07/2024	This compliance test 'Qualified Mortgage Safe Harbor Threshold' is no longer tested	02/14/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	B	A	C	C	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10091		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/07/2024	Resolved	-96200	Compliance	Qualified Mortgage Lending Policy Points and Fees Test
This loan has points and fees that exceed the points and fees threshold. (12 CFR XXX(e)(XXX) he loan amount is XXX or more, and the transaction's total points and fees is XXX which exceeds XXX percent of the total loan amount of $XXX; or The loan amount is less than XXX but at least XXX and the transaction's total points and fees is XXX which exceeds $XXX; or The loan amount is less than XXX but at least XXX and the transaction's total points and fees is XXX which exceeds XXX percent of the total loan amount of $XXX; or The loan amount is less than XXX but at least XXX and the transaction's total points and fees is XXX which exceeds $XXX; or The loan amount is less than XXX and the transaction's total points and fees is XXX which exceeds XXX percent of the total loan amount of $XXX.
															Change status of 'Qualified Mortgage Lending Policy Points and Fees Test' from Active to Revoked.; Duplicate Finding	02/07/2024	This compliance test 'Qualified Mortgage Lending Policy Points and Fees Test' is no longer tested	02/14/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	A	C	C	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10091		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/08/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of -XXX) exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of -XXX) exceeds the maximum allowable per AUS of XXX Using the Borrower's XXX and XXX and XXX tax returns the Borrower's monthly income from multiple XXX was calculated as follows: XXX, XXX XXX per month, XXX repair on schedule is  XXX per XXX average. Loss from XXX is -- XXX per XXX and XXX average. Loss from XXX XXX is XXX per XXX and XXX average. Overall total qualifying income is $XXX. Investor calculated slightly lower income of XXX using XXX loss from XXX vs. $-XXX. Using monthly income of XXX primary housing payment of XXX and total other monthly obligations of the DTI ratio is increase to XXX% which inidcates insufficient income to support total obligations.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/13/2024
Client Defect Validated: The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of -XXX) exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of -XXX) exceeds the maximum allowable per AUS of XXX Using the Borrower's XXX and XXX and XXX tax returns the Borrower's monthly income from multiple XXX was calculated as follows: XXX, XXX XXX per month, XXX repair on schedule is  XXX per XXX average. Loss from XXX is -- XXX per XXX and XXX average. Loss from XXX XXX is XXX per XXX and XXX average. Overall total qualifying income is $XXX. Investor calculated slightly lower income of XXX using XXX loss from XXX vs. $-XXX. Using monthly income of XXX primary housing payment of XXX and total other monthly obligations of the DTI ratio is increase to XXX% which indicates insufficient income to support total obligations.
																		02/13/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	C	C	C	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10091		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/08/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: Per client the mortgage file lacked the evidence borrower inherited subject property on XXX/XXX/XXX. Upon review borrower inherited the subject property per real estate affidavit in file and parcel number matches title in file.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/13/2024
Client Defect Invalidated: Per client the mortgage file lacked the evidence borrower inherited subject property on XXX/XXX/XXX. Upon review borrower inherited the subject property per real estate affidavit in file and parcel number matches title in file.
																		02/13/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	C	C	C	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10091		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/08/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval
Client Defect Validated: Using the Borrower's XXX and XXX and XXX tax returns the Borrower's monthly income from multiple XXX was calculated as follows: XXX, XXX XXX per month, XXX repair on schedule is  XXX per XXX average. Loss from XXX is -- XXX per XXX and XXX average. Loss from XXX XXX is XXX per XXX and XXX average. Overall total qualifying income is $XXX. Investor calculated slightly lower income of XXX using XXX loss from XXX vs. $-XXX. Using monthly income of XXX primary housing payment of XXX and total other monthly obligations of the DTI ratio is increase to XXX% which indicates insufficient income to support total obligations.
															Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client.	02/13/2024
Client Defect Validated: Using the Borrower's XXX and XXX and XXX tax returns the Borrower's monthly income from multiple XXX was calculated as follows: XXX, XXX XXX per month, XXX repair on schedule is  XXX per XXX average. Loss from XXX is -- XXX per XXX and XXX average. Loss from XXX XXX is XXX per XXX and XXX average. Overall total qualifying income is $XXX. Investor calculated slightly lower income of XXX using XXX loss from XXX vs. $-XXX. Using monthly income of XXX primary housing payment of XXX and total other monthly obligations of the DTI ratio is increase to XXX% which indicates insufficient income to support total obligations.
																		02/13/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	C	C	C	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10290		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/16/2024	Acknowledged	-96449	Compliance	Post-Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test
This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test. (12 CFR §XXX(f)(XXX)(v) he post-consummation reason for redisclosure is "post-consummation cure for violation of tolerance/variation" or: The post-consummation revised closing disclosure delivery date is more than XXX calendar days after the consummation date, or closing / settlement date if no consummation date was provided; or The provided reimbursement date is more than XXX calendar days after the consummation date, or closing / settlement date if no consummation date was provided efunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(XXX)(i) or (ii), the creditor complies with §XXX(e)(XXX)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXX(f)(XXX)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.

Change status of 'Post-Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test' from Active to Acknowledged by Client.; Non-material finding, cure provided within XXX days of notification.
																02/16/2024
This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test. (12 CFR §XXX(f)(XXX)(v) he post-consummation reason for redisclosure is "post-consummation cure for violation of tolerance/variation" or: The post-consummation revised closing disclosure delivery date is more than XXX calendar days after the consummation date, or closing / settlement date if no consummation date was provided; or The provided reimbursement date is more than XXX calendar days after the consummation date, or closing / settlement date if no consummation date was provided efunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(XXX)(i) or (ii), the creditor complies with §XXX(e)(XXX)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXX(f)(XXX)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.
																		02/16/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	B	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10290		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Validated: Incorrect Income Calculation - XXX Income from multiple XXX for the borrower was from self-employment and was included in the debt-to-income ratio (DTI) calculation. The calculation of this income as XXX was incorrect. Therefore, the revised total monthly income of XXX resulted in a revised DTI of XXX%. FANNIE MAE RESPONSE: Thank you for your appeal on the above loan. We have reviewed the documentation provided in the appeal which corrected the initial defects. However, our calculated income does not support the SE income used to qualify resulting in a DTI is XXX%. An additional defect has been added for Incorrect Income Calculation Client Defect Invalidated: Fully executed Note and Security Instrument were received with the loan file Sufficient Assets for Reserves: Proof of assets was provided in the form of proof of the borrower's life insurance policy with XXX.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Validated: Incorrect Income Calculation - XXX Income from multiple XXX for the borrower was from self-employment and was included in the debt-to-income ratio (DTI) calculation. The calculation of this income as XXX was incorrect. Therefore, the revised total monthly income of XXX resulted in a revised DTI of XXX%. FANNIE MAE RESPONSE: Thank you for your appeal on the above loan. We have reviewed the documentation provided in the appeal which corrected the initial defects. However, our calculated income does not support the SE income used to qualify resulting in a DTI is XXX%. An additional defect has been added for Incorrect Income Calculation Client Defect Invalidated: Fully executed Note and Security Instrument were received with the loan file Sufficient Assets for Reserves: Proof of assets was provided in the form of proof of the borrower's life insurance policy with XXX.
																		02/08/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	C	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10290		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/02/2024	Cured	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; XXX Defect: TILA XXX required: A refund in the amount of $XXX. Cure package: PCCD with LOE, copy of refund and proof of delivery. The Transfer taxes increased on the CD issued XX/XX/XXXX without a valid reason (per the coc issued XXX/XXX/XXX, reflects loan amount change, however, there was no loan amount change from CD issued XX/XX/XXXX to CD issued XXX/XXX/XXX).

Change status of 'Charges That Cannot Increase Test' from Cleared to Cured Post Close.; Lender provided LOE, PCCD, copy of refund check and proof of delivery. Cured Post Close, loan will be graded a B.
																02/16/2024
This loan passed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that do not exceed the good faith determination according to §XXX(e)(XXX)(i) lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).
																		02/16/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	B	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10290		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/01/2024	Acknowledged	1236	Compliance	XXX XXX Disclosure is Missing	XXX Defect: The affiliate XXX disclosure is Missing; Lender provided the FACTS disclosure indicating Lender has affiliates; however, did not provide the XXX XXX Disclosure. Condition retained.	Change status of 'XXX XXX Disclosure is Missing' from Active to Acknowledged by Client.; Non-material disclosure - Condition downgraded to B.;	02/27/2024	XXX Defect: The affiliate XXX disclosure is Missing; Lender provided the FACTS disclosure indicating Lender has affiliates; however, did not provide the XXX XXX Disclosure. Condition retained.	02/27/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	B	B	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10308		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/08/2024	Acknowledged	651	Credit	Borrower Liabilities Verification Indicator is Partial	XXX Defect: The Lender excluded a debt in the amount of XXX for an auto loan listed on the credit report. There was no documentation found in the loan file to justify the exclusion of the debt.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024	XXX Defect: The Lender excluded a debt in the amount of XXX for an auto loan listed on the credit report. There was no documentation found in the loan file to justify the exclusion of the debt.	02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10308		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/08/2024	Acknowledged	1257	Credit	Borrower Employment Verification does not meet guidelines
Client Defect Validated: The mortgage file lacked the following required documentation: Documentation to confirm the Borrower has been XXX for at least five years as of the subject loan Note Date (to support using only one year of tax returns to calculate the Borrower's income) The subject loan was not eligible for sale to Freddie Mac. The Borrowers filed a partnership tax return XXX and the K-XXX's reflect that each borrower had a XXX% ownership interest. The Secretary of State filing listing one of the borrowers as the owner of the XXX as of XXX/XXX/XXX, the loan closed on XXX/XXX/XXX.
															Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024
Client Defect Validated: The mortgage file lacked the following required documentation: Documentation to confirm the Borrower has been XXX for at least five years as of the subject loan Note Date (to support using only one year of tax returns to calculate the Borrower's income) The subject loan was not eligible for sale to Freddie Mac. The Borrowers filed a partnership tax return XXX and the K-XXX's reflect that each borrower had a XXX% ownership interest. The Secretary of State filing listing one of the borrowers as the owner of the XXX as of XXX/XXX/XXX, the loan closed on XXX/XXX/XXX.
																		02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	C	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10308		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/08/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning			Third Party Valuation Product Provided	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	A	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10331		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	01/31/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%			Third Party Valuation Product Provided	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10331		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/20/2024	Resolved	3600	Property	Third party AVM Confidence Score is less than XXX%	Third party AVM Confidence Score of XXX is less than XXX%			CCA received - within tolerance - condition cleared	03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10331		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/09/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval
Client Defect Validated: ATR Risk - Miscalculated Income & Continuance of Income not established. The borrower qualified with gambling income of XXX In XXX the borrower won XXX and lost of XXX In XXX the borrower won XXX and lost XXX The average of the income is XXX however this income can not be used, due to three year continuance was not verified.
															Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client.	02/09/2024
Client Defect Validated: ATR Risk - Miscalculated Income & Continuance of Income not established. The borrower qualified with gambling income of XXX In XXX the borrower won XXX and lost of XXX In XXX the borrower won XXX and lost XXX The average of the income is XXX however this income can not be used, due to three year continuance was not verified.
																		02/09/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10331		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/05/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: Payment history for the property located at XXX XXX is not in file. Per property report, the borrower's spouse solely owns this property. The borrower completed a deed transfer to their spouse on XXX/XXX/XXX. Per LOE, the borrower is separated from their spouse and there is no court order.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/07/2024
Client Defect Invalidated: Payment history for the property located at XXX XXX is not in file. Per property report, the borrower's spouse solely owns this property. The borrower completed a deed transfer to their spouse on XXX/XXX/XXX. Per LOE, the borrower is separated from their spouse and there is no court order.
																		02/07/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10320		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/02/2024	Acknowledged	3782	Property	No Property Findings
Client Defect Validated: Misrepresentation of Occupancy. Per Occupancy Statement, the subject property is owner-occupied. Unable to validate defect as the file does not contain evidence that the borrower purchased another property and claimed it as primary as well.
															Change status of 'No Property Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/06/2024
Client Defect Validated: Misrepresentation of Occupancy. Per Occupancy Statement, the subject property is owner-occupied. Unable to validate defect as the file does not contain evidence that the borrower purchased another property and claimed it as primary as well.
																		02/06/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	C	D	A	D	C	B	A	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10320		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/02/2024	Resolved	932	Property	Origination Appraisal is Partial	XXX Defect: The appraisal report in file is illegible. Most of the details on the appraisal report could not be read. ; Lender provided legible copy of appraisal. Condition cleared.			Origination appraisal is Present.	02/09/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	C	D	A	D	A	D	C	B	A	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10320		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/02/2024	Resolved	951	Credit	Condo Approval Missing	XXX Defect: Condo approval is not in the file.; Lender provided condo approval. Condition cleared.			Condo approval indicator is Present	02/09/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	C	D	A	D	A	D	C	B	A	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10320		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/31/2024	Resolved	1236	Compliance	XXX XXX Disclosure is Missing	XXX Defect: The affiliate XXX disclosure is Missing; Lender provided attestation of no affiliates. Condition cleared.			The affiliate XXX disclosure is Not Applicable	02/09/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	C	B	A	D	A	D	C	B	A	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10011		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/06/2024	Acknowledged	3605	Credit	Asset Documents are Incomplete
Client Defect Validated: Acceptable documentation verifying nature of debt payoff identified by CD as # XXX for XXX (this could be an alt property or liability partially paid). Validated Defect- No information was found in the loan file to support what loan was paid and what the loan was associated with.
															Change status of 'Asset Documents are Incomplete' from Active to Acknowledged by Client.; Acknowledged by Client	02/09/2024
Client Defect Validated: Acceptable documentation verifying nature of debt payoff identified by CD as # XXX for XXX (this could be an alt property or liability partially paid). Validated Defect- No information was found in the loan file to support what loan was paid and what the loan was associated with.
																		02/09/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	C	C	D	D	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10011		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/06/2024	Resolved	722	Credit	Borrower Credit Report Indicator is Partial
XXX Defect- The AUS required an LOE for a credit inquiry within XXX days. An LOE for the credit inquiry dated XX/XX/XXXX was not found in the loan file. ; Audit reviewed Lenders response and re-reviewed file. Condition rescinded.; Lender provided the credit report dated XXX/XXX/XXX. The AUS required an LOE for a credit inquiry within XXX days. An LOE for the credit inquiry dated XX/XX/XXXX was not found in the loan file. Condition maintained.
																	Borrower credit report indicator is Present	03/01/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	D	A	D	D	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10011		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/06/2024	Resolved	651	Credit	Borrower Liabilities Verification Indicator is Partial
XXX Defect-(i) Schedule E of the tax returns includes a property located in XXX, XXX. There was no explanation on the status of the property and it was not used in the income calculation. ; Lender provided settlement statement reflecting property in XXX was sold prior to the subject loan origination date which was also confirmed on the fraud report. Condition cleared.
																	Borrower liabilities verified indicator is Present	02/14/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	D	A	D	D	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10011		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/06/2024	Acknowledged	1246	Credit	Transmittal Summary is Partial
Client Defect Validated: Acceptable verification of loan terms for XXX refinance of primary residence @ XXX XXX XXX for $XXXK on XX/XX/XXXX (same day as subject loan) per public records - refinance paid off XXX # XXX for XXX approx. Verification to support escrow, if not, verification of related HOI/Property Taxes required. The Lender used a payment of XXX to qualify, the mortgage statement in the loan file reflected a payment of $XXX.
															Change status of 'Transmittal Summary is Partial' from Active to Acknowledged by Client.; Acknowledged by Client	02/09/2024
Client Defect Validated: Acceptable verification of loan terms for XXX refinance of primary residence @ XXX XXX XXX for $XXX on XX/XX/XXXX (same day as subject loan) per public records - refinance paid off XXX # XXX for XXX approx. Verification to support escrow, if not, verification of related HOI/Property Taxes required. The Lender used a payment of XXX to qualify, the mortgage statement in the loan file reflected a payment of $XXX.
																		02/09/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	D	D	D	D	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10011		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	01/31/2024	Resolved	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Lender provided valid COC for increase in title fees, which was due to additional services needed. Condition cleared.; XXX Defect: TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to the addition of the title - doc prep fee. The COC in file is not valid as it doesn't contain enough information to determine the reason the fee was added.

Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Downgraded due to SOL.; Lender provided valid COC for increase in title fees, which was due to additional services needed. Condition cleared.; XXX Defect: TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to the addition of the title - doc prep fee. The COC in file is not valid as it doesn't contain enough information to determine the reason the fee was added.
																02/20/2024
This loan passed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that do not exceed the good faith determination according to §XXX(e)(XXX)(i) lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).
																		02/20/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	C	A	D	D	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10011		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/06/2024	Acknowledged	1248	Credit	AUS is Partial
Client Defect Validated:. Appraisal form XXX or XXX or XXX-months verification of rent receipts (cancelled checks/bank statements) supporting rent income for former primary residence at XXX XXX XXX Per Borrower email property became a rental in April XXX with XXX-month lease provided commencing April XXX for XXX per month / subject loan Note date December XXX (guidelines XXX/rental income updated December XXX). Validated Defect-The loan file included a copy of the Lease for XXX XXX XXX Drive from April XXX with a term of one year and payment of XXX A check with a payment of XXX for the property was found in the file but it was dated in September. The defect required XXX months proof of payment.
															Change status of 'AUS is Partial' from Active to Acknowledged by Client.; Acknowledged by Client	02/09/2024
Client Defect Validated:. Appraisal form XXX or XXX or XXX-months verification of rent receipts (cancelled checks/bank statements) supporting rent income for former primary residence at XXX XXX XXX XXX XXX Per Borrower email property became a rental in April XXX with XXX-month lease provided commencing April XXX for XXX per month / subject loan Note date December XXX (guidelines XXX/rental income updated December XXX). Validated Defect-The loan file included a copy of the Lease for XXX XXX XXX XXX from April XXX with a term of one year and payment of XXX A check with a payment of XXX for the property was found in the file but it was dated in September. The defect required XXX months proof of payment.
																		02/09/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	D	D	D	D	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10011		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	01/31/2024	Resolved	-96365	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; XXX Defect: TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to the increase in recording fees. The COC in file is not valid as it doesn't contain enough information to determine the reason the recording fees increased

Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Acknowledged by Client to Cured Post Close.; Lender provided valid COC for increase in recording fees which was due to requirement for recording additional pages. Condition cleared.; Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Active to Acknowledged by Client.; Downgraded due to SOL.; Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Cured Post Close to Cleared.; Closing Disclosure
																02/20/2024
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; XXX Defect: TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to the increase in recording fees. The COC in file is not valid as it doesn't contain enough information to determine the reason the recording fees increased
																		02/20/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	C	A	D	D	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10145		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	01/31/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: ATR Risk The back-end DTI of XXX% (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX%. The borrower is using rental income from a departing primary residence without having a form XXX or XXX or two months receipt of rental income required per Freddie Mac guidelines. Therefore the offsetting rental income may not be used and the DTI exceeds guidelines.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/06/2024
Client Defect Validated: ATR Risk The back-end DTI of XXX% (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX%. The borrower is using rental income from a departing primary residence without having a form XXX or XXX or two months receipt of rental income required per Freddie Mac guidelines. Therefore the offsetting rental income may not be used and the DTI exceeds guidelines.
																		02/06/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	C	C	C	C	C	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10145		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/01/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
XXX client defect: Property located in FEMA Declared Disaster Area on XX/XX/XXXX through XX/XX/XXXX due to severe weather. Appraisal in file was completed on XX/XX/XXXX and reflects no damages. Condition for informational purposes only. ; Acknowledged - Informational Only
																	Post Disaster Inspection provided	02/06/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	C	C	A	C	C	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10003		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/07/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning			Third Party Valuation Product Provided	02/14/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	D	A	C	C	D	D	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A
MMCA2026SD10003		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/07/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XX/XX/XXXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; BPO ordered due to seasoning			Third Party Valuation Product Provided.	02/14/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	D	A	C	C	D	D	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A
MMCA2026SD10003		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/11/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: Collateral exception for vapor barrier not being identified if required by municipality he condition was identified as deferred maintenance, but no defects which affect the livability or soundness of the property. ii) The false representation for occupancy not valid - defect not validated. Current address is listed on the Fraud Report as the current residence, and the previous address as a former address. iii) The capacity condition for income. The income was documented, and is income which can be grossed up. The SSI benefit for the dependent of the Borrower states on the Award letter they are a dependent, and award is for the Borrower on behalf of the dependent.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/12/2024
Client Defect Invalidated: Collateral exception for vapor barrier not being identified if required by municipality he condition was identified as deferred maintenance, but no defects which affect the livability or soundness of the property. ii) The false representation for occupancy not valid - defect not validated. Current address is listed on the Fraud Report as the current residence, and the previous address as a former address. iii) The capacity condition for income. The income was documented, and is income which can be grossed up. The SSI benefit for the dependent of the Borrower states on the Award letter they are a dependent, and award is for the Borrower on behalf of the dependent.
																		02/12/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	C	C	C	C	D	D	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A
MMCA2026SD10003		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/12/2024	Acknowledged	932	Property	Origination Appraisal is Partial	Client Defect Validated: The collateral exception for the appraisal not including the comps being on sewer or septic validated - defect valid. Appraisal did not identify this information.	Change status of 'Origination Appraisal is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	02/12/2024	Client Defect Validated: The collateral exception for the appraisal not including the comps being on sewer or septic validated - defect valid. Appraisal did not identify this information.	02/12/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	D	D	C	C	D	D	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A
MMCA2026SD10217		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/15/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM received within tolerance. Condition cleared.			Third Party Valuation Product Provided	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	D	A	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A
MMCA2026SD10217		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	03/21/2024	Resolved	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged	03/21/2024	Finding invalid, PIW was not used. Condition cleared. Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	03/21/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	B	A	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A
MMCA2026SD10217		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/15/2024	Resolved	930	Property	Origination Appraisal is Missing	Client Defect Validated: Origination appraisal is Missing.	Change status of 'Origination Appraisal is Missing' from Active to Acknowledged by Client.; Acknowledged by client.	03/04/2024	Origination appraisal provided. Condition cleared. Client Defect Validated: Origination appraisal is Missing.	03/04/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	D	A	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A
MMCA2026SD10217		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/17/2024	Acknowledged	1246	Credit	Transmittal Summary is Partial	Client Defect Validated: Borrower has XXX% VA entitlement. The COE verifies borrower has no entitlement.	Change status of 'Transmittal Summary is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/17/2024	Client Defect Validated: Borrower has XXX% VA entitlement. The COE verifies borrower has no entitlement.	02/17/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	D	D	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A
MMCA2026SD10035		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/08/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Downgraded due to SOL.
															Compliance - SOL - Downgrade - Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Acknowledged by client.	02/14/2024
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Downgraded due to SOL.
																		02/14/2024	Borrower has stable job time - Borrower has XXX years at job.	D	D	C	B	A	A	D	D	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B
MMCA2026SD10035		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/10/2024	Acknowledged	932	Property	Origination Appraisal is Partial
Origination Appraisal is Partial.; Client Defect Validated: XXX in file dated XX/XX/XXXX is beyond XXX days from the original date of the appraisal in file dated XXX/XXX/XXX. defect considered impaired due to date XXX was completed
															Change status of 'Origination Appraisal is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	02/12/2024
Origination Appraisal is Partial.; Client Defect Validated: XXX in file dated XX/XX/XXXX is beyond XXX days from the original date of the appraisal in file dated XXX/XXX/XXX. defect considered impaired due to date XXX was completed
																		02/12/2024	Borrower has stable job time - Borrower has XXX years at job.	D	D	D	D	A	A	D	D	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B
MMCA2026SD10035		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/10/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning	Change status of 'Third Party Valuation Product not Provided' from Cleared to Revoked.; Revoke; BPO ordered due to seasoning	02/14/2024	Third Party Valuation Product Provided; Third Party Valuation Product Provided	02/16/2024	Borrower has stable job time - Borrower has XXX years at job.	D	D	D	A	A	A	D	D	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B
MMCA2026SD10023		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	01/31/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.; Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client.	03/21/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	01/31/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	B	B	D	D	B	B	C	A	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A
MMCA2026SD10023		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	01/31/2024	Resolved	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			The exception 'No Compliance Findings' is cleared.	03/06/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	A	A	D	D	B	B	C	A	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A
MMCA2026SD10023		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	03/05/2024	Acknowledged	651	Credit	Borrower Liabilities Verification Indicator is Partial
Client Defect Validated: Copy of first lien note is missing. Report and Certification of Loan Disbursement (VA From XXX-XXX) is not signed by the Lender, Certificate of Release or Discharge from Active Duty (VA Form DD-XXX) is missing.
															Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	03/12/2024
Client Defect Validated: Copy of first lien note is missing. Report and Certification of Loan Disbursement (VA From XXX-XXX) is not signed by the Lender, Certificate of Release or Discharge from Active Duty (VA Form DD-XXX) is missing.
																		03/12/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	D	D	D	D	B	B	C	A	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A
MMCA2026SD10023		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	03/05/2024	Resolved	3382	Compliance	VA Certificate of Eligibility is Missing	Client Defect Validated: Final signed VA Payment Comparison Letter and Lender Certification (Recoupment) is not signed at closing.	Change status of 'VA Certificate of Eligibility is Missing' from Active to Acknowledged by Client.; Acknowledged by client	03/06/2024	VA Certificate of Eligibility is Provided.	03/06/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	C	A	D	D	B	B	C	A	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A
MMCA2026SD10052		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/03/2024	Resolved	3810	Property	Third Party Valuation Product Not Provided
Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; BPO Ordered due to seasoning
																	Third Party Valuation Product Provided.	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10052		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/07/2024	Resolved	-96365	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).
															Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Cleared to Revoked.; NA	02/14/2024
This loan passed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX do not exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).
																		02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10052		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/03/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning			Third Party Valuation Product Provided	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10052		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/07/2024	Resolved	-96369	Compliance	Reimbursement Amount Validation Test
This loan failed the reimbursement amount validation test he loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.
															Change status of 'Reimbursement Amount Validation Test' from Cleared to Revoked.; NA,	02/14/2024	This compliance test 'Reimbursement Amount Validation Test' is no longer tested	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10052		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/07/2024	Resolved	-96368	Compliance	Consummation or Reimbursement Date Validation Test
This loan failed the closing or reimbursement date validation test he loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.
															Change status of 'Consummation or Reimbursement Date Validation Test' from Cleared to Revoked.; NA	02/14/2024	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10052		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/09/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX Pg XXX VVOE XXX/XXX/XXX, states B2 is out on disability, Return to work located on pg XXX and XXX/XXX/XXX. loan closed XXX/XXX/XXX, Pg XXX income used for review at time of application used XXX weekly x XXX/XXX= XXX gross verified.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/12/2024
Client Defect Validated: The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX Pg XXX VVOE XXX/XXX/XXX, states B2 is out on disability, Return to work located on pg XXX and XXX/XXX/XXX. loan closed XXX/XXX/XXX, Pg XXX income used for review at time of application used XXX weekly x XXX/XXX= XXX gross verified.
																		02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10052		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/03/2024	Resolved	3379	Credit	FHA For Your Protection Disclosure missing
XXX Defect: FHA For Your Protection Disclosure missing.; Audit reviewed Lenders response, however; Please provide a list of the Initial Disclosures sent to borrower. Condition remains.; Condition rescinded as not required for refinances.
																	FHA For Your Protection Disclosure provided.	02/27/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10052		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/09/2024	Resolved	1061	Credit	Borrower Employment Verification Level is missing	XXX Defect: VOE within XXX days of closing is not in file. Loan closed XXX/XXX/XXX, VOE in file pg XXX is dated XXX/XXX/XXX. The borrower employment verification level is missing.			Lender provided the VVOE dated within XXX days of the note. Condition cleared.	02/22/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10117		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	02/21/2024	Acknowledged	929	Compliance	Security Instrument Indicator is Partial
Revised ‘CEMA agreement’ with intent clause is required – The ‘CONDO name’ should be listed as ‘XXX’ not ‘XXX’ as listed. Since the original CEMA agreement is already recorded; then you will need to provide the ‘revised CEMA agreement’ with the appropriate intent clause.;

Client defect Not validated; Revised ‘CEMA agreement’ with intent clause is required – The ‘CONDO name’ should be listed as ‘XXX’ not ‘XXX’ as listed. Since the original CEMA agreement is already recorded; then you will need to provide the ‘revised CEMA agreement’ with the appropriate intent clause.; Change status of 'Security Instrument Indicator is Partial' from Active to Acknowledged by Client.; Acknowledged by client
																02/21/2024
Revised ‘CEMA agreement’ with intent clause is required – The ‘CONDO name’ should be listed as ‘XXX’ not ‘XXX’ as listed. Since the original CEMA agreement is already recorded; then you will need to provide the ‘revised CEMA agreement’ with the appropriate intent clause.;
																		02/21/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of XX/XX/XXXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	D	D	D	D	A	A	D	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D
MMCA2026SD10117		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	02/21/2024	Acknowledged	1246	Credit	Transmittal Summary is Partial	Client defect validated: Need an escrow waiver – People’s does not accept page XXX of the CD as a waiver.	Change status of 'Transmittal Summary is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/21/2024	Client defect validated: Need an escrow waiver – People’s does not accept page XXX of the CD as a waiver.	02/21/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of XX/XX/XXXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	D	D	D	D	A	A	D	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D
MMCA2026SD10117		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	02/21/2024	Acknowledged	397	Credit	Note Document Indicator is Partial
Client defect validated: • Gap Mortgage – The GAP mortgage that you have provided for review; ARM rider box to be checked on page XXX (currently not checked), the ‘CONDO name’ should be listed as ‘XXX’ not ‘XXX’ as listed. The New ‘Gap note – ID # XXX’ dated XX/XX/XXXX is still incorrect – The P & I amount should be XXX not XXX (loan is an interest only not amortized). Please submit new note with the proper endorsement.
															Change status of 'Note Document Indicator is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/21/2024
CLient defect validated: • Gap Mortgage – The GAP mortgage that you have provided for review; ARM rider box to be checked on page XXX (currently not checked), the ‘CONDO name’ should be listed as ‘XXX’ not ‘XXX’ as listed. The New ‘Gap note – ID # XXX’ dated XX/XX/XXXX is still incorrect – The P & I amount should be XXX not XXX (loan is an interest only not amortized). Please submit new note with the proper endorsement.
																		02/21/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of XX/XX/XXXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	D	D	D	D	A	A	D	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D
MMCA2026SD10117		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	02/21/2024	Resolved	897	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable
XXX Defect: Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX. Cash out guidelines have a max of XXX% LTV and the borrower received more than XXX or XXX% of the loan amount as cash back per the CD.; Condition cleared based on the XXX% loan amount used for cash back amounts per NON QM guidelines.
																	Original CLTV of XXX adheres to the guideline maximum CLTV of XXX.	02/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of XX/XX/XXXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	C	A	D	D	A	A	D	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D
MMCA2026SD10117		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	02/21/2024	Resolved	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable
XXX Defect: Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX. Cash out guidelines have a max of XXX% LTV and the borrower received more than XXX or XXX% of the loan amount as cash back per the CD.; Condition cleared based on the XXX% loan amount used for cash back amounts per NON QM guidelines.
																	Original LTV of XXX adheres to the guideline maximum LTV of XXX.	02/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of XX/XX/XXXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	C	A	D	D	A	A	D	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D
MMCA2026SD10117		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	02/22/2024	Resolved	3428	Compliance	Regulation §XXX(e)(XXX)(vi) failure - The Qualified Mortgage calculated DTI is greater than XXX%.	Regulation §XXX(e)(XXX)(vi) - The Qualified Mortgage calculated DTI of XXX is greater than XXX% (Total Income of XXX and Total Monthly Debt XXX and Future PITI XXX)
Change status of 'Regulation §XXX(e)(XXX)(vi) failure - The Qualified Mortgage calculated DTI is greater than XXX%.' from Cleared to Revoked.; NA; Change status of 'Regulation §XXX(e)(XXX)(vi) failure - The Qualified Mortgage calculated DTI is greater than XXX%.' from Cleared to Revoked.; NA, NQM
																02/22/2024
Regulation §XXX(e)(XXX)(vi) - The Qualified Mortgage calculated DTI of XXX is not greater than XXX% (Total Income of XXX and Total Monthly Debt XXX and Future PITI XXX); Regulation §XXX(e)(XXX)(vi) - The Qualified Mortgage calculated DTI of XXX is not greater than XXX% (Total Income of XXX and Total Monthly Debt XXX and Future PITI XXX); Regulation §XXX(e)(XXX)(vi) - The Qualified Mortgage calculated DTI of XXX is not greater than XXX% (Total Income of XXX and Total Monthly Debt XXX and Future PITI XXX)
																		02/22/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of XX/XX/XXXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	C	A	D	D	A	A	D	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D
MMCA2026SD10074		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/11/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% FNMA CU score = XXX; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/14/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10074		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/11/2024	Acknowledged	1427	Credit	LTV Exceeds AUS Maximum Allowable
Client Defect Verified - (i)-The original LTV of XXX exceeds the maximum allowable per AUS of XXX. (ii)-The FHA maximum loan amount for XXX is XXX and the loan amount is XXX The loan is ineligible because it exceeds the county limit.
															Change status of 'LTV Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/13/2024
Client Defect Verified - (i)-The original LTV of XXX exceeds the maximum allowable per AUS of XXX. (ii)-The FHA maximum loan amount for XXX is XXX and the loan amount is XXX The loan is ineligible because it exceeds the county limit.
																		02/13/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10074		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/11/2024	Acknowledged	1428	Credit	CLTV Exceeds the AUS Maximum Allowable
Client Defect Verified - (i)-The original CLTV of XXX exceeds the maximum allowable per AUS of XXX. (ii)-The FHA maximum loan amount for XXX is XXX and the loan amount is XXX The loan is ineligible because it exceeds the county limit.
															Change status of 'CLTV Exceeds the AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/13/2024
Client Defect Verified - (i)-The original CLTV of XXX exceeds the maximum allowable per AUS of XXX. (ii)-The FHA maximum loan amount for XXX is XXX and the loan amount is XXX The loan is ineligible because it exceeds the county limit.
																		02/13/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10094		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/06/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: ATR Risk: Incorrect calculation of borrowers overtime/bonus income and unable to use co borrower self employment income. LP findings requires either a minimum of XXX yrs in XXX to use XXX yr tax return or else XXX yrs tax returns are required. Co borrower has only owned company XX/XX/XXXX yrs. Cannot use income since XXX yrs tax returns will be required. Based on final calculations DTI is at XXX%. Loan was approved at XXX%.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/13/2024
Client Defect Validated: ATR Risk: Incorrect calculation of borrowers overtime/bonus income and unable to use co borrower self employment income. LP findings requires either a minimum of XXX yrs in XXX to use XXX yr tax return or else XXX yrs tax returns are required. Co borrower has only owned company XX/XX/XXXX yrs. Cannot use income since XXX yrs tax returns will be required. Based on final calculations DTI is at XXX%. Loan was approved at XXX%.
																		02/13/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				C	C	C	C	C	C	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10094		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/09/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
XXX Defect: FEMA declared XXX a disaster area(Hurricane XXX) on XXX/XXX/XXX, with an incident end date of XXX/XXX/XXX. The appraisal in the file is dated XX/XX/XXXX and shows no damage however the appraisal date is prior to the FEMA release date. a Post Disaster Inspection is required. ; PCI received - no damage noted - condition cleared
																	Post Disaster Inspection provided	03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				C	C	C	A	C	C	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10166		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Acknowledged	932	Property	Origination Appraisal is Partial
Client Defect Validated: "Ineligible Property - Accessory Dwelling Unit - Comparable Sale(s) Physical Features Reported Inaccurately - Condition / Quality of Construction. Fannie Mae's Selling Guide states that it is an unacceptable appraisal practice if there is a misrepresentation of the physical characteristics of the subject property, improvements, or comparable sales. The appraisal did not accurately reflect the physical features of comparable(s) sale three. The appraiser reported its quality rating as Q4 when evidence obtained from its MLS photos indicated it should have been rated Q3. The property is a single family with XXX accessory unit, only XXX unit is allowed. If we were to flip this to a XXX unit property as it should have been, the max LTV allowed is XXX% and this loan closed with XXX% LTV."
															Change status of 'Origination Appraisal is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/13/2024
Client Defect Validated: "Ineligible Property - Accessory Dwelling Unit - Comparable Sale(s) Physical Features Reported Inaccurately - Condition / Quality of Construction. Fannie Mae's Selling Guide states that it is an unacceptable appraisal practice if there is a misrepresentation of the physical characteristics of the subject property, improvements, or comparable sales. The appraisal did not accurately reflect the physical features of comparable(s) sale three. The appraiser reported its quality rating as Q4 when evidence obtained from its MLS photos indicated it should have been rated Q3. The property is a single family with XXX accessory unit, only XXX unit is allowed. If we were to flip this to a XXX unit property as it should have been, the max LTV allowed is XXX% and this loan closed with XXX% LTV."
																		02/13/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	D	D	C	A	D	D	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B
MMCA2026SD10166		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/03/2024	Resolved	3557	Credit	Hazard Insurance Coverage is Not Sufficient.
XXX Defect: Hazard insurance coverage of XXX is not sufficient. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.
																	Hazard insurance coverage is sufficient.	02/14/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	C	A	C	A	D	D	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B
MMCA2026SD10166		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided	XXX Defect: Third Party Valuation Product Not Provided and CU Score is XX/XX/XXXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; BPO ordered due to seasoning			Third Party Valuation Product Provided.	02/14/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	D	A	C	A	D	D	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B
MMCA2026SD10166		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/03/2024	Resolved	3580	Property	Third Party Valuation Product not Provided
Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning
																	Third Party Valuation Product Provided	02/14/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	D	A	C	A	D	D	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B
MMCA2026SD10166		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Acknowledged	-96365	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; TILA XXX Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The XXX% tolerance violation in the amount of $XXX. Aggregate fee total allowable for XXX% tolerance was XXX + XXX = $XXX. Lender charged a total of XXX subject to XXX% tolerance leaving a violation of XXX tolerance cure on final CD and PCCD was XXX and was not sufficient leaving XXX to cure in full. Downgraded due to SOL.
															Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Active to Acknowledged by Client.; Acknowledged by client.	02/14/2024
This loan passed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX do not exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; TILA XXX Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The XXX% tolerance violation in the amount of $XXX. Aggregate fee total allowable for XXX% tolerance was XXX + XXX = $XXX. Lender charged a total of XXX subject to XXX% tolerance leaving a violation of XXX tolerance cure on final CD and PCCD was XXX and was not sufficient leaving XXX to cure in full. Downgraded due to SOL. ;
																		02/13/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	C	B	C	A	D	D	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B
MMCA2026SD10226		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/11/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Validated. Income not documented, The mortgage file lacked the following required documentation: Documentation from Employer to verify why income was so much lower in XXX per the W2. Borrower provided a LOE and most recent paystubs but is not enough to support it Documentation directly from the employer must be obtained.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024
Client Defect Validated. Income not documented, The mortgage file lacked the following required documentation: Documentation from Employer to verify why income was so much lower in XXX per the W2. Borrower provided a LOE and most recent paystubs but is not enough to support it Documentation directly from the employer must be obtained.
																		02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10124		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; BPO ordered due to seasoning			Third Party Valuation Product Provided.	02/14/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	C	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A
MMCA2026SD10124		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/11/2024	Acknowledged	944	Property	Reasonable Comps Indicator is No
Clients Defect Validated: Reasonable comps indicator is No. The subject property had a XX/XX/XXXX acre site while comparable sale(s) one, two, and three had XXX and XXX acre sites, respectively. The appraiser did not provide an adequate explanation as to why the comparable sale(s) were used.
															Change status of 'Reasonable Comps Indicator is No' from Active to Acknowledged by Client.; Acknowledged by client.	02/13/2024
Clients Defect Validated: Reasonable comps indicator is No. The subject property had a XX/XX/XXXX acre site while comparable sale(s) one, two, and three had XXX and XXX acre sites, respectively. The appraiser did not provide an adequate explanation as to why the comparable sale(s) were used.
																		02/13/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	C	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A
MMCA2026SD10124		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/13/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated: AUS is cash out and borrower received XXX cash in hand. OK, per guidelines.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/13/2024	Client Defect Invalidated: AUS is cash out and borrower received XXX cash in hand. OK, per guidelines.	02/13/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	C	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A
MMCA2026SD10005		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/14/2024	Acknowledged	651	Credit	Borrower Liabilities Verification Indicator is Partial
Client Defect Validated: The loan file did not contain documentation for XXX XXX to evidence the property was owned free and clear of mortgage liens or did not provide the last XXX months mortgage payment history.
															Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024
Client Defect Validated: The loan file did not contain documentation for XXX XXX to evidence the property was owned free and clear of mortgage liens or did not provide the last XXX months mortgage payment history.
																		02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10005		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/14/2024	Acknowledged	1248	Credit	AUS is Partial
Client Defect Validated: The Borrower did not document an acceptable recovery time period after a significant derogatory credit event. The public records information documented declaration of a Chapter XXX bankruptcy with a discharged date of12/XXX/XXX s part of Freddie Mac's Quality Control review process, search of public records documented a foreclosure was finalized XX/XX/XXXX with a property located at XXX-XXX XXX. The length of time since the foreclosure did not meet the recovery period requirements of XXX months. The Borrower did not document an acceptable credit reputation. The statement of intention contained in the Chapter XXX bankruptcy documented retention with a modification to the XXX Mortgage Loan for the property at XXX XXX. The credit report or alternative documentation did not document the mortgage lien.
															Change status of 'AUS is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024
Client Defect Validated: The Borrower did not document an acceptable recovery time period after a significant derogatory credit event. The public records information documented declaration of a Chapter XXX bankruptcy with a discharged date of12/XXX/XXX s part of Freddie Mac's Quality Control review process, search of public records documented a foreclosure was finalized XX/XX/XXXX with a property located at XXX-XXX XXX. The length of time since the foreclosure did not meet the recovery period requirements of XXX months. The Borrower did not document an acceptable credit reputation. The statement of intention contained in the Chapter XXX bankruptcy documented retention with a modification to the XXX Mortgage Loan for the property at XXX XXX. The credit report or alternative documentation did not document the mortgage lien.
																		02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10113		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/06/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval
XXX Defect: XXX and XXX tax return is missing. Per DU #XXX, XXX income must be supported by XXX and XXX tax returns covering the most recent two-year period, including all tax schedules. XXX and XXX tax return is in file.
															Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Lender acknowledged defect for missing income documentation.	02/14/2024
XXX Defect: XXX and XXX tax return is missing. Per DU #XXX, XXX income must be supported by XXX and XXX tax returns covering the most recent two-year period, including all tax schedules. XXX and XXX tax return is in file.
																		02/14/2024	Borrower has stable job time - Borrower has XXX years at job.	C	C	C	C	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10113		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/05/2024	Cured	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; XXX Defect: TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or valid COC. The tolerance violation is due to the increase of Appraisal Fee from LE XX/XX/XXXX to PCCD XXX/XXX/XXX.

Change status of 'Charges That Cannot Increase Test' from Cleared to Cured Post Close.; Lender provided LOE, PCCD, copy of refund check and proof of delivery. Cured post close, loan will be graded a B.
																02/14/2024
This loan passed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that do not exceed the good faith determination according to §XXX(e)(XXX)(i) lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).
																		02/14/2024	Borrower has stable job time - Borrower has XXX years at job.	C	C	C	B	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10113		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/14/2024	Acknowledged	-96449	Compliance	Post-Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test
This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test. (12 CFR §XXX(f)(XXX)(v) he post-consummation reason for redisclosure is "post-consummation cure for violation of tolerance/variation" or: The post-consummation revised closing disclosure delivery date is more than XXX calendar days after the consummation date, or closing / settlement date if no consummation date was provided; or The provided reimbursement date is more than XXX calendar days after the consummation date, or closing / settlement date if no consummation date was provided efunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(XXX)(i) or (ii), the creditor complies with §XXX(e)(XXX)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXX(f)(XXX)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.

Change status of 'Post-Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test' from Active to Acknowledged by Client.; Non-Material, cure provided within XXX days of notification.
																02/14/2024	Downgraded due to SOL	02/14/2024	Borrower has stable job time - Borrower has XXX years at job.	C	C	C	B	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10113		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/06/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: Missing Pension/Retirement documentation to support XXX per month. Per Final XXX both of the borrowers are XXX and retirement income was not used. Also, the AUS provided was DU, therefore the loan should be sold to Fannie Mae.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024
Client Defect Invalidated: Missing Pension/Retirement documentation to support XXX per month. Per Final XXX both of the borrowers are XXX and retirement income was not used. Also, the AUS provided was DU, therefore the loan should be sold to Fannie Mae.
																		02/08/2024	Borrower has stable job time - Borrower has XXX years at job.	C	C	C	C	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10024		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Rebuttable Presumption QM	Loan Review Complete	02/12/2024	Resolved	3598	Property	Third Party AVM to appraised value exceeds XXX% allowable variance	Third party AVM value of XXX with a variance of XXX exceeds XXX% allowable variance.; BPO ordered due to seasoning			Additional third party valuation requested to support value.	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10024		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Rebuttable Presumption QM	Loan Review Complete	02/14/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Validated: Uninsurable - The underwriter used a loan amount based on the current appraised value, BUT since the borrower has not owned the property for XXX months, the loan amount should have been based on the prior property value of XXX So the loan amount should have been XXX instead of XXX That is a difference of XXX and instead of giving the borrower a credit of XXX as a Principal Reduction, we have determined to impair the loan instead
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/14/2024
Client Defect Validated: Uninsurable - The underwriter used a loan amount based on the current appraised value, BUT since the borrower has not owned the property for XXX months, the loan amount should have been based on the prior property value of XXX So the loan amount should have been XXX instead of XXX That is a difference of XXX and instead of giving the borrower a credit of XXX as a Principal Reduction, we have determined to impair the loan instead
																		02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10024		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Rebuttable Presumption QM	Loan Review Complete	02/12/2024	Resolved	3600	Property	Third party AVM Confidence Score is less than XXX%	Third party AVM Confidence Score of XXX is less than XXX%.; BPO ordered due to seasoning			Additional third party valuation product provided that supports value.	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10024		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Rebuttable Presumption QM	Loan Review Complete	02/12/2024	Resolved	3580	Property	Third Party Valuation Product not Provided
Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning
																	Third Party Valuation Product Provided; Third Party Valuation Product Provided	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10029		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/05/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable	Client Defect Not Validated: ATR Risk -Employment not validated VOE work number effective date too old ncome for XXX is missing	Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/12/2024	Client Defect Not Validated: ATR Risk -Employment not validated VOE work number effective date too old income for XXX is missing	02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10029		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/05/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning			Third Party Valuation Product Provided	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10029		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/08/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Client Defect Validated: TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Appraisal fee increased on the LE issued XX/XX/XXXX without a valid reason.
															Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Acknowledged by client.	02/14/2024	Downgraded due to SOL	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10042		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/06/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated: Missing documentation verifying the condo project is showing as expired and this does not allow us to change ADP code to XXX	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/06/2024	Client Defect Invalidated: Missing documentation verifying the condo project is showing as expired and this does not allow us to change ADP code to XXX	02/06/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10042		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	01/31/2024	Resolved	3379	Credit	FHA For Your Protection Disclosure missing
XXX Defect: FHA For Your Protection Disclosure missing.; Audit reviewed Lenders response, however; Please provide disclosure tracking verifying disclosure sent date (No date on disclosure provided). Condition remains.
																	FHA For Your Protection Disclosure is only required on purchases. Condition cleared.	02/22/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10042		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	01/31/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Audit reviewed Lenders response, however; COC is dated after consummation which results in an Invalid COC. Condition remains.; XXX Defect: TILA XXX Cure required Refund in the amount of XXX Cure Package requires a PCCD, LOX, and copy of refund check. The Zero tolerance violation of XXX is due to the increase in the appraisal fee on the Post Close CD dated XXX/XXX/XXX. The COC in the file does not provide a valid reason for the increase after consummation.
															Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Downgraded due to SOL.	02/19/2024
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Audit reviewed Lenders response, however; COC is dated after consummation which results in an Invalid COC. Condition remains.; XXX Defect: TILA XXX Cure required Refund in the amount of XXX Cure Package requires a PCCD, LOX, and copy of refund check. The Zero tolerance violation of XXX is due to the increase in the appraisal fee on the Post Close CD dated XXX/XXX/XXX. The COC in the file does not provide a valid reason for the increase after consummation.
																		02/19/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10042		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	01/31/2024	Resolved	3810	Property	Third Party Valuation Product Not Provided
Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; BPO Ordered - seasoned > XXX months
																	Third Party Valuation Product Provided.	02/19/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10042		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	01/31/2024	Resolved	1226	Compliance	Intent to Proceed is Missing	XXX Defect: The intent to proceed is Missing; Lender provided ITP. Condition cleared.			The intent to proceed is received.	02/09/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10314		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/31/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided
XXX client defect: Third Party Valuation Product Not Provided and CU Score is XX/XX/XXXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; AVM received. Additional finding added. Condition cleared.
																	Third Party Valuation Product Provided.	02/20/2024	Borrower has stable job time - Borrower has XXX years at job.	D	D	D	A	A	A	D	D	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A
MMCA2026SD10314		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/02/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
XXX Defect: FEMA declared XXX in a disaster area (SEVERE STORMS, STRAIGHT-LINE WINDS, AND TORNADOES) on XXX/XXX/XXX, with a release date of XXX/XXX/XXX. The appraisal in file is dated XX/XX/XXXX and shows no damage, however the appraisal date is prior to the FEMA release date. A Post Disaster Inspection is required. ; PCI received - no damage noted - condition cleared
																	Post Disaster Inspection provided	03/11/2024	Borrower has stable job time - Borrower has XXX years at job.	D	D	C	A	A	A	D	D	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A
MMCA2026SD10314		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/20/2024	Resolved	3600	Property	Third party AVM Confidence Score is less than XXX%	Third party AVM Confidence Score of XXX is less than XXX%.; CCA received - within tolerance - cleared			Additional third party valuation requested to support value. Additional third party valuation product provided that supports value.	03/11/2024	Borrower has stable job time - Borrower has XXX years at job.	D	D	D	A	A	A	D	D	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A
MMCA2026SD10314		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/20/2024	Resolved	3598	Property	Third Party AVM to appraised value exceeds XXX% allowable variance	Third party AVM value of XXX with a variance of XXX exceeds XXX% allowable variance.; CCA received - within tolerance - cleared			Additional third party valuation requested to support value. Additional third party valuation product provided that supports value.	03/11/2024	Borrower has stable job time - Borrower has XXX years at job.	D	D	C	A	A	A	D	D	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A
MMCA2026SD10314		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/02/2024	Acknowledged	932	Property	Origination Appraisal is Partial
XX/XX/XXXX - Client Defect Validated: -ATR Risk: Fannie Mae's Selling Guide states that comparables that are significantly different from the subject property may be acceptable; however, the appraiser must describe the differences, consider these factors in the market value, and provide an explanation justifying the use of the comparable(s). Appraisers must use comparable sales that are the most locationally and physically similar to the subject property. Comparable sale(s) five was significantly different than the subject property in design/appeal. The subject was a metal construction home while sale five had a log siding exterior and had a completely different appeal than the subject.. The appraiser has not provided an adequate explanation why the specific comparable(s) was used. The appraisal provided several sales with similar construction and exterior appeal like the subject.;
															Change status of 'Origination Appraisal is Partial' from Active to Acknowledged by Client.; Acknowledged by Client	02/06/2024
XX/XX/XXXX - Client Defect Validated: -ATR Risk: Fannie Mae's Selling Guide states that comparables that are significantly different from the subject property may be acceptable; however, the appraiser must describe the differences, consider these factors in the market value, and provide an explanation justifying the use of the comparable(s). Appraisers must use comparable sales that are the most locationally and physically similar to the subject property. Comparable sale(s) five was significantly different than the subject property in design/appeal. The subject was a metal construction home while sale five had a log siding exterior and had a completely different appeal than the subject.. The appraiser has not provided an adequate explanation why the specific comparable(s) was used. The appraisal provided several sales with similar construction and exterior appeal like the subject.;
																		02/06/2024	Borrower has stable job time - Borrower has XXX years at job.	D	D	D	D	A	A	D	D	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A
MMCA2026SD10314		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/31/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX client defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM received. Additional finding added. Condition cleared.	Change status of 'Third Party Valuation Product not Provided' from Active to Revoked.; Revoked	02/06/2024	Third Party Valuation Product Provided; AVM received. Additional finding added. Condition cleared.	02/20/2024	Borrower has stable job time - Borrower has XXX years at job.	D	D	D	A	A	A	D	D	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A
MMCA2026SD10149		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/14/2024	Acknowledged	651	Credit	Borrower Liabilities Verification Indicator is Partial
Client Defect Validated: There was no proof in the loan file that the mortgage and maintenance fees for XXX was paid by the primary account holder. The address of the property is XXX XXX #XXX. A letter states that the property belongs to the Borrowers significant other but the Borrower is listed on the mortgage statement. The mortgage payment is XXX per month with an additional maintenance fee of $XXX. Additionally, the file does not contain the proof of the condo fee for the subject property at XXX XXX #XXX.
															Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	03/04/2024
Client Defect Validated: There was no proof in the loan file that the mortgage and maintenance fees for XXX was paid by the primary account holder. The address of the property is XXX XXX #XXX. A letter states that the property belongs to the Borrowers significant other but the Borrower is listed on the mortgage statement. The mortgage payment is XXX per month with an additional maintenance fee of $XXX. Additionally, the file does not contain the proof of the condo fee for the subject property at XXX XXX #XXX.
																		03/04/2024	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	D	D	D	D	D	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A
MMCA2026SD10149		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/14/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: (i) Misrepresentation of Primary Occupancy The subject loan was delivered as a primary residence transaction. A review of the loan revealed the following: The loan application for the property located at XXX XXX Unit XXX verified the subject property was an investment property. Sales contract from the property located at XXX XXX Unit XXX verified the borrower purchased this property as a primary residence. As a result, the occupancy of the subject property was misrepresented. The address of the subject property is XXX XXX #XXX. (ii) A recent credit report obtained by Fannie Mae reported additional mortgage debt with XXX that was not disclosed in the loan documentation. Including the undisclosed mortgage(s) resulted in a revised DTI of XXX%. The above mentioned credit report and loan was not found in the loan file.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024
Client Defect Invalidated: (i) Misrepresentation of Primary Occupancy The subject loan was delivered as a primary residence transaction. A review of the loan revealed the following: The loan application for the property located at XXX XXX Unit XXX verified the subject property was an investment property. Sales contract from the property located at XXX XXX Unit XXX verified the borrower purchased this property as a primary residence. As a result, the occupancy of the subject property was misrepresented. The address of the subject property is XXX XXX #XXX. (ii) A recent credit report obtained by Fannie Mae reported additional mortgage debt with XXX that was not disclosed in the loan documentation. Including the undisclosed mortgage(s) resulted in a revised DTI of XXX%. The above mentioned credit report and loan was not found in the loan file.
																		02/15/2024	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	D	C	C	D	D	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A
MMCA2026SD10149		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	02/15/2024	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	D	B	B	D	D	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A
MMCA2026SD10002		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/01/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Client Defect Validated: TILA 130B Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The tolerance violation is due to addition of a Notary fee of XXX on PCCD XX/XX/XXXX without a valid COC. Downgraded due to SOL; Client Defect Validated:, TILA 130B Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The tolerance violation is due to addition of a Notary fee of XXX on PCCD XX/XX/XXXX without a valid COC. Downgraded due to SOL
															Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Acknowledged by client.	03/14/2024
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Client Defect Validated: TILA 130B Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The tolerance violation is due to addition of a Notary fee of XXX on PCCD XX/XX/XXXX without a valid COC. Downgraded due to SOL; Client Defect Validated:, TILA 130B Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The tolerance violation is due to addition of a Notary fee of XXX on PCCD XX/XX/XXXX without a valid COC. Downgraded due to SOL
																		03/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	B	C	C	C	C	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B
MMCA2026SD10002		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/01/2024	Acknowledged	-96348	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Client Defect Validated: Lender paid fees for reinspection fee and title certification fee went form being lender paid to borrower paid on CD XX/XX/XXXX without a valid COC for doing so, condition remains. Downgraded due to SOL ; Client Defect Validated: TILA 130B Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The lender credit amount decreased from XXX on the CD dated XX/XX/XXXX to XXX on the final CD dated XX/XX/XXXX and all PCCD's dated: XXX/XXX/XXX, XX/XX/XXXX and XX/XX/XXXX without a valid COC in the loan file. Downgraded due to SOL
															Change status of 'Lender Credits That Cannot Decrease Test' from Active to Acknowledged by Client.; Acknowledged by client.	03/14/2024
This loan failed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Client Defect Validated: Lender paid fees for reinspection fee and title certification fee went form being lender paid to borrower paid on CD XX/XX/XXXX without a valid COC for doing so, condition remains. Downgraded due to SOL ; Client Defect Validated: TILA 130B Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The lender credit amount decreased from XXX on the CD dated XX/XX/XXXX to XXX on the final CD dated XX/XX/XXXX and all PCCD's dated: XXX/XXX/XXX, XX/XX/XXXX and XX/XX/XXXX without a valid COC in the loan file. Downgraded due to SOL
																		03/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	B	C	C	C	C	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B
MMCA2026SD10002		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	03/05/2024	Resolved	3420	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX. The lender included the VA disability income of $XXX. The review VA disability income is XXX which caused a DTI difference of XXX. No exception required

The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX
																		03/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	A	C	C	C	C	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B
MMCA2026SD10002		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/01/2024	Acknowledged	-97314	Compliance	Loan Origination Fee Test
This loan failed the loan origination fee test. (VA Pamphlet XXX-XXX, Chapter XXX VA State Deviation Chart (XXX/XXX/XXX) he loan charges the veteran a loan origination fee and/or unauthorized fees, the total of which exceeds XXX% of the loan amount, or XXX% of the unpaid principal balance if the loan is an Interest Rate Reduction Refinance Loan (IRRRL) n addition to certain itemized fees and charges designated by VA guidelines, the lender may charge the veteran a flat charge not to exceed XXX% The lender's maximum allowable flat charge of XXX% is intended to cover all of the lender's costs and services which are not reimbursable as "itemized fees and charges. "The seller, lender, or any other party may pay fees and charges, including discount points, on behalf of the borrower. VA regulations limit charges "made against or paid by" the borrower. They do not limit the payment of fees and charges by other parties.; Client Defect Validated: Addition of the Title Notary Fee of XXX on the PCCD dated XX/XX/XXXX has to be added into the XXX% loan origination testing per the VA lender Pamphlet chapter XXX Origination Fee XXX + Notary Fee of XXX exceeds the XXX% maximum allowed of $XXX.
															Change status of 'Loan Origination Fee Test' from Active to Acknowledged by Client.; Acknowledged by client.	03/14/2024	Downgraded due to SOL	03/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	B	C	C	C	C	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B
MMCA2026SD10002		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	03/05/2024	Acknowledged	2578	Credit	Housing history does not meet guidelines
Client Defedt validated - (i) Defect was the seasoning requirements XX/XX/XXXX were not met. (ii he XX/XX/XXXX seasoning requirements for the loan being paid off to have had XXX days since origination and; XXX months payment history, became effective for loans on or after XXX/XXX/XXX. (iii) The subject loan Note is dated XXX/XXX/XXX, not subject to the guideline.
															Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.; Acknowledged by client.	03/06/2024
Client Defedt validated - (i) Defect was the seasoning requirements XX/XX/XXXX were not met. (ii he XX/XX/XXXX seasoning requirements for the loan being paid off to have had XXX days since origination and; XXX months payment history, became effective for loans on or after XXX/XXX/XXX. (iii) The subject loan Note is dated XXX/XXX/XXX, not subject to the guideline.
																		03/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	C	C	C	C	C	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B
MMCA2026SD10002		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	03/05/2024	Acknowledged	3582	Credit	Balance Sheet Does Not Meet Guidelines
Client Defect Validated - ATR; Balance Sheet Does Not Meet Guidelines. VA requires a balance sheet when the origination dated is greater than XXX months from the XXX fiscal year, or if the IRS transcripts via form XXX or XXX have not been obtained.
															Change status of 'Balance Sheet Does Not Meet Guidelines' from Active to Acknowledged by Client.; Acknowledged by client.	03/13/2024
Client Defect Validated - ATR; Balance Sheet Does Not Meet Guidelines. VA requires a balance sheet when the origination dated is greater than XXX months from the XXX fiscal year, or if the IRS transcripts via form XXX or XXX have not been obtained.
																		03/13/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	C	C	C	C	C	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B
MMCA2026SD10002		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	03/05/2024	Acknowledged	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
XXX Client Defect - Property is located in FEMA disaster area: FEMA declared XXX county in a disaster area (severe ice) on XXX/XXX/XXX. The appraisal in file is dated XX/XX/XXXX and shows no damage, however the appraisal date is prior to the FEMA release date. A Post Disaster Inspection is required.
															Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Acknowledged by Client.; Acknowledged	03/06/2024
XXX Client Defect - Property is located in FEMA disaster area: FEMA declared XXX county in a disaster area (severe ice) on XXX/XXX/XXX. The appraisal in file is dated XX/XX/XXXX and shows no damage, however the appraisal date is prior to the FEMA release date. A Post Disaster Inspection is required.
																		03/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	C	C	C	C	C	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B
MMCA2026SD10002		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	03/05/2024	Resolved	2402	Credit	All Interested Parties Not Checked against Exclusionary Lists
Unknown Client Defect: All Interested Parties Not Checked against Exclusionary Lists; the appraiser was not checked against the exclusionary lists.; Audit reviewed Lenders response and re-reviewed file. Condition rescinded.
																	All Interested parties were checked and cleared with Exclusionary Lists	03/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	A	C	C	C	C	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B
MMCA2026SD10225		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor	Loan Review Complete	02/02/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect validated: Updated third party VOE provided in file confirms borrower XXX within XXX days of closing as required rerun of DU is not required as employment was properly reverified.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Client Defect Invalidated:	02/06/2024	Client Defect validated: Updated third party VOE provided in file confirms borrower XXX within XXX days of closing as required rerun of DU is not required as employment was properly reverified.	02/06/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	C	C	C	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10225		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor	Loan Review Complete	02/02/2024	Resolved	3605	Credit	Asset Documents are Incomplete	XXX Defect: Missing satisfactory proof of sale of former primary residence and proceeds of $XXX. Nothing was provided in the file.			Lende provided final settlement statement verifying net proceeds of $XXX. Condition cleared.	02/09/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	C	C	A	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10225		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor	Loan Review Complete	02/01/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Documentation Required - Appraisal Inspection Fee XXX added to final CD. COC in file is not valid, no proof a refund was issued. ; Downgraded due to SOL.
															Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Acknowledged	02/06/2024
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Documentation Required - Appraisal Inspection Fee XXX added to final CD. COC in file is not valid, no proof a refund was issued. ; Downgraded due to SOL.
																		02/06/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	C	C	B	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10254		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/12/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval
Client defect validated - ATR Risk -Employment validation was obtained for the borrower through Desktop Underwriter’s (DU) Validation Service. In order to obtain Day One Certainty, DU required that the loan close by XXX/XXX/XXX.
															Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client	02/14/2024
Client defect validated - ATR Risk -Employment validation was obtained for the borrower through Desktop Underwriter’s (DU) Validation Service. In order to obtain Day One Certainty, DU required that the loan close by XXX/XXX/XXX.
																		02/14/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	D	C	D	B	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B
MMCA2026SD10254		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/12/2024	Acknowledged	1263	Credit	Borrower Three Income Verification does not match Approval
Client defect validated - ATR Risk -Employment validation was obtained for the borrower through Desktop Underwriter’s (DU) Validation Service. In order to obtain Day One Certainty, DU required that the loan close by XXX/XXX/XXX.
															Change status of 'Borrower Three Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client	02/14/2024
Client defect validated - ATR Risk -Employment validation was obtained for the borrower through Desktop Underwriter’s (DU) Validation Service. In order to obtain Day One Certainty, DU required that the loan close by XXX/XXX/XXX.
																		02/14/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	D	C	D	B	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B
MMCA2026SD10254		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/12/2024	Resolved	651	Credit	Borrower Liabilities Verification Indicator is Partial	XXX defect - ATR Risk - File is missing proof that departing residence has sold and that the open mortgage has been paid off.			Lender provided the signed settlement statement for the sale of the property located at XXX XXX. Cash to seller $XXX. Payoff of New Rez mortgage in the amount of $XXX. Condition cleared.	02/23/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	D	C	D	B	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B
MMCA2026SD10254		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/20/2024	Resolved	3600	Property	Third party AVM Confidence Score is less than XXX%	Third party AVM Confidence Score of XXX is less than XXX%.; AVM received - out of tolerance - additional finding set ; BPO received			Additional third party valuation product provided that supports value.	03/12/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	D	C	D	B	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B
MMCA2026SD10254		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/07/2024	Resolved	3580	Property	Third Party Valuation Product not Provided
Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%
																	Third Party Valuation Product Provided; Third Party Valuation Product Provided	02/20/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	D	C	D	B	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B
MMCA2026SD10254		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/12/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX. BR1 and BR3 income verification expired XXX/XXX/XXX. Note date is XXX/XXX/XXX.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/14/2024	Client defect validated -	02/14/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	D	C	D	B	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B
MMCA2026SD10254		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/12/2024	Resolved	2095	Credit	Insufficient cash to close.	XXX Defect - Cash to close in the amount of XXX is greater than the available asset amount of XXX. File is missing final CD for sale of departing residence, showing net proceeds in the amount of $XXX.			Lender provided the signed settlement statement for the sale of the property located at XXX XXX. Cash to seller $XXX. Condition cleared.	02/23/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	A	D	C	D	B	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B
MMCA2026SD10254		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/08/2024	Cured	-96348	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Lender submitted a copy of a check for $XXX. The required lender cure is for XXX along with copy of the PCCD, LOX and evidence this was mailed to the borrower. ; XXX Defect: TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Lender credit decreased on the CD issued XX/XX/XXXX without a valid reason.
															Change status of 'Lender Credits That Cannot Decrease Test' from Cleared to Cured Post Close.; Condition cleared post close as we have received evidence of the Cure, LOX, copy of check and the PCCD.	03/04/2024
This loan passed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains lender credits that do not exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).
																		03/04/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	B	D	C	D	B	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B
MMCA2026SD10254		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/07/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.; Acknowledged by client	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client	02/14/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.; Acknowledged by client	02/14/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	B	B	D	C	D	B	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B
MMCA2026SD10182		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/13/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX. This is due to Missing the Borrower's most recent federal income tax return that includes Schedule XXX and Schedule E to determine the rental income for the investment REO on XXX. The lease agreement in the loan file reflects the lease term was XX/XX/XXXX to XXX/XXX/XXX.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024
Client Defect Validated: The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX. This is due to Missing the Borrower's most recent federal income tax return that includes Schedule XXX and Schedule E to determine the rental income for the investment REO on XXX. The lease agreement in the loan file reflects the lease term was XX/XX/XXXX to XXX/XXX/XXX.
																		02/15/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10182		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/13/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval
Client Defect Validated: ATR Risk - Missing the Borrower's most recent federal income tax return that includes Schedule XXX and Schedule E to determine the rental income for the investment REO on  XXX. The lease agreement in the loan file reflects the lease term was XX/XX/XXXX to XXX/XXX/XXX. While it is acknowledged that #XXX on the DU Findings reflects that rental income can be verified with either the Borrower's most recent federal income tax return, or a copy of the current lease agreement per Fannie Mae Selling Guide section B3-XXX-XXX for Rental Income (XXX/XXX/XXX), when the Borrower owns property that is rented, the lender must document the monthly gross (and net) rental income with the Borrower's most recent signed federal income tax return that includes Schedule XXX and Schedule E. Copies of the current lease agreement(s) may be substituted if the Borrower can document a qualifying exception as referred to in the Fannie Mae Selling Guide. Using the monthly income of XXX primary housing payment of XXX negative rental income of XXX and monthly obligations of XXX the total debt-to-income (DTI) ratio increased to XXX% which exceeds the DU DTI of XXX% by more than the allowable tolerance.
															Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024
Client Defect Validated: ATR Risk - Missing the Borrower's most recent federal income tax return that includes Schedule XXX and Schedule E to determine the rental income for the investment REO on XXX. The lease agreement in the loan file reflects the lease term was XX/XX/XXXX to XXX/XXX/XXX. While it is acknowledged that #XXX on the DU Findings reflects that rental income can be verified with either the Borrower's most recent federal income tax return, or a copy of the current lease agreement per Fannie Mae Selling Guide section B3-XXX-XXX for Rental Income (XXX/XXX/XXX), when the Borrower owns property that is rented, the lender must document the monthly gross (and net) rental income with the Borrower's most recent signed federal income tax return that includes Schedule XXX and Schedule E. Copies of the current lease agreement(s) may be substituted if the Borrower can document a qualifying exception as referred to in the Fannie Mae Selling Guide. Using the monthly income of XXX primary housing payment of XXX negative rental income of XXX and monthly obligations of XXX the total debt-to-income (DTI) ratio increased to XXX% which exceeds the DU DTI of XXX% by more than the allowable tolerance.
																		02/15/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10182		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/03/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Uknown Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%			Third Party Valuation Product Provided	02/19/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10102		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/02/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Unknown Defect - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/19/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10102		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/02/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect validated ATR Risk- Liabilities- Omission of debts documentation missing- A recent credit report obtained by Fannie Mae reflected a new debt that was not included in the DTI. Unable to validate the defect as file does not contain updated credit report.
															Change status of 'No Credit Findings' from Active to Acknowledged by Seller.; Acknowledged by client	02/06/2024
Client Defect validated ATR Risk- Liabilities- Omission of debts documentation missing- A recent credit report obtained by Fannie Mae reflected a new debt that was not included in the DTI. Unable to validate the defect as file does not contain updated credit report.
																		02/06/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10107		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/02/2024	Resolved	1246	Credit	Transmittal Summary is Partial
XXX Defect: Final XXX was not provided with the loan file to match the AUS provided. XXX in file shows DU with AUS Recommendation of Refer with Caution; File has LPA for its AUS.; Lender provided XXX Condition cleared.
																	The transmittal summary is Present	02/09/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	D	C	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10107		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/02/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval
Client Defect Validated: XXX license in loan file shows borrower's XXX had been in existence less than 5years. Per approval guidelines, when the XXX has not been in existence for less than XXX years tax returns are required for the most recent XXX years and only XXX tax year was used to qualify
															Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client	02/06/2024
Client Defect Validated: XXX license in loan file shows borrower's XXX had been in existence less than 5years. Per approval guidelines, when the XXX has not been in existence for less than XXX years tax returns are required for the most recent XXX years and only XXX tax year was used to qualify
																		02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	D	C	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10010		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/RP	Loan Review Complete	02/09/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The appraisal fee increased from XXX to XXX on LE issued XXX/XXX/XXX. The COC does not list a valid reason for the increase. Downgraded due to SOL.
															Compliance - SOL - Downgrade - Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The appraisal fee increased from XXX to XXX on LE issued XXX/XXX/XXX. The COC does not list a valid reason for the increase. Downgraded due to SOL.
																		02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	B	A	A	D	D	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B
MMCA2026SD10010		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/RP	Loan Review Complete	02/12/2024	Acknowledged	932	Property	Origination Appraisal is Partial
client defect validated: per page XXX of the appraisal " the exterior block was separating see attached photos recommend inspection by qualified professional for possible structural issues." while the appraiser marked 'NO' stating there are no physical deficiencies, this was the comment that was left and it is noted that the appraiser is not a qualified engineer or home inspector to make the determination that this is of material for the client. there are no additional notes stating this was investigated to determine the severity of the issue, therefor UW concurs with the defect.
															Change status of 'Origination Appraisal is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	02/14/2024
client defect validated: per page XXX of the appraisal " the exterior block was separating see attached photos recommend inspection by qualified professional for possible structural issues." while the appraiser marked 'NO' stating there are no physical deficiencies, this was the comment that was left and it is noted that the appraiser is not a qualified engineer or home inspector to make the determination that this is of material for the client. there are no additional notes stating this was investigated to determine the severity of the issue, therefor UW concurs with the defect.
																		02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	A	A	D	D	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B
MMCA2026SD10189		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Acknowledged	932	Property	Origination Appraisal is Partial
Client Defect Validated: Property is part of a Co-op that does not own the land and it is help in a lease hold, not salable to Fannie Mae. ; Client Defect Validated: Property is part of a Co-op that does not own the land and it is help in a lease hold, not salable to Fannie Mae.
															Change status of 'Origination Appraisal is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/06/2024
Client Defect Validated: Property is part of a Co-op that does not own the land and it is help in a lease hold, not salable to Fannie Mae. ; Client Defect Validated: Property is part of a Co-op that does not own the land and it is help in a lease hold, not salable to Fannie Mae.
																		02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	C	A	D	D	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A
MMCA2026SD10189		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/20/2024	Resolved	3598	Property	Third Party AVM to appraised value exceeds XXX% allowable variance	Third party AVM value of XXX with a variance of XXX exceeds XXX% allowable variance.; CCA received - within tolerance - condition cleared			Additional third party valuation requested to support value. Additional third party valuation product provided that supports value.	03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	A	C	A	D	D	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A
MMCA2026SD10189		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/11/2024	Resolved	2460	Property	Third Party Desk Review variance to appraised value exceeds XXX%	Third party Desk Review variance of XXX exceeds XXX% maximum allowed.; CCA received - within tolerance - condition cleared			Additional third party valuation requested to support value.	03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	A	C	A	D	D	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A
MMCA2026SD10189		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/02/2024	Resolved	1257	Credit	Borrower Employment Verification does not meet guidelines
XXX Defect: Cannot validate income used by client as the pay stub dated XX/XX/XXXX and initial application dated XX/XX/XXXX and note date dated XXX/XXX/XXX. client used less income but is not support by the PE XX/XX/XXXX supplied.
																	Condition cleared as information on the paystub supports income used with all required YTD information.	02/13/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	A	C	A	D	D	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A
MMCA2026SD10189		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/20/2024	Resolved	3600	Property	Third party AVM Confidence Score is less than XXX%	Third party AVM Confidence Score of XXX is less than XXX%.; CCA received - within tolerance - condition cleared			Additional third party valuation requested to support value. Additional third party valuation product provided that supports value.	03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	A	C	A	D	D	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A
MMCA2026SD10189		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/31/2024	Resolved	3800	Property	Third Party Valuation Product Not Provided
Third Party Valuation Product Not Provided and CU Score is not provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; AVM received. Additional finding added. Condition cleared.
																	Third Party Valuation Product Provided.	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	A	C	A	D	D	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A
MMCA2026SD10053		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/02/2024	Acknowledged	1428	Credit	CLTV Exceeds the AUS Maximum Allowable	Client Defect Validated – Appraisal Reconsideration – The appraisal in file support value of XXX causing LTV/CLTV to increase from XXX% to XXX%.	Change status of 'CLTV Exceeds the AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024	Client Defect Validated – Appraisal Reconsideration – The appraisal in file support value of XXX causing LTV/CLTV to increase from XXX% to XXX%.	02/08/2024		D	C	C	C	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10053		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	01/31/2024	Resolved	3810	Property	Third Party Valuation Product Not Provided
Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; BPO ordered due to seasoning
																	Third Party Valuation Product Provided.	02/08/2024		D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10053		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	01/31/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning			Third Party Valuation Product Provided	02/08/2024		D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10053		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	01/31/2024	Acknowledged	-96658	Compliance	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; downgraded due to SOL XXX year rescindable. ; HPML loan not compliant. Missing evidence appraisal received.
															Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.; Acknowledged - Informational Only	02/09/2024
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is not a higher-priced mortgage loan due one of the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX), but the APR does not exceed the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX), but the APR does not exceed the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien, but the APR does not exceed the Average Prime Offer Rate XXX% by XXX% or more.; downgraded due to SOL XXX year rescindable.
																		02/08/2024		D	C	C	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10053		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/02/2024	Acknowledged	1427	Credit	LTV Exceeds AUS Maximum Allowable	Client Defect Validated – Appraisal Reconsideration – The appraisal in file support value of XXX causing LTV/CLTV to increase from XXX% to XXX%.	Change status of 'LTV Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024	Client Defect Validated – Appraisal Reconsideration – The appraisal in file support value of XXX causing LTV/CLTV to increase from XXX% to XXX%.	02/08/2024		D	C	C	C	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10095		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/09/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; XXX Defect. Documentation Required - COC in file does not explain reason fees increase. ; XXX Defect. TILA 130b Cure required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC. The final CD added a survey fee of XXX without a valid COC.
															XXX Defect. Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Downgraded due to TILA XXX year SOL.	02/15/2024	Compliance - SOL - Downgrade	02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	C	B	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10095		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/13/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval
Client Defect Validated: ATR Risk: Underwriter was unable to locate the XXX S-Corp Returns for XXX or XXX. There is an extension in file for the XXX's but a separate extension needed to be submitted on Form XXX for the S-Corps and not found in file.
															Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client.	02/16/2024
Client Defect Validated: ATR Risk: Underwriter was unable to locate the XXX S-Corp Returns for XXX or XXX. There is an extension in file for the XXX's but a separate extension needed to be submitted on Form XXX for the S-Corps and not found in file.
																		02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	C	C	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10095		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/13/2024	Acknowledged	1262	Credit	CoBorrower Income Verification does not match Approval
Client Defect Validated: ATR Risk: Underwriter was unable to locate the XXX S-Corp Returns for XXX or XXX. There is an extension in file for the XXX's but a separate extension needed to be submitted on Form XXX for the S-Corps and not found in file.
															Change status of 'CoBorrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client.	02/16/2024
Client Defect Validated: ATR Risk: Underwriter was unable to locate the XXX S-Corp Returns for XXX or XXX. There is an extension in file for the XXX's but a separate extension needed to be submitted on Form XXX for the S-Corps and not found in file.
																		02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	C	C	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10095		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/13/2024	Acknowledged	2095	Credit	Insufficient cash to close.
Client Defect Validated: Cash to close in the amount of XXX is greater than the available asset amount of $XXX. Large deposits of XXX on XX/XX/XXXX into XXX #XXX. EMD in the amount of XXX was also not sourced as missing bank statements from XXX #XXX. Underwriter did find a name change in file for B2 changing her name from XXX to XXX, so the name on the check is ok.
															Change status of 'Insufficient cash to close.' from Active to Acknowledged by Client.; Client Defect Validated:	02/16/2024
Client Defect Validated: Cash to close in the amount of XXX is greater than the available asset amount of $XXX. Large deposits of XXX on XX/XX/XXXX into XXX #XXX. EMD in the amount of XXX was also not sourced as missing bank statements from XXX #XXX. Underwriter did find a name change in file for B2 changing her name from XXX to XXX, so the name on the check is ok.
																		02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	C	C	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10095		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/14/2024	Acknowledged	651	Credit	Borrower Liabilities Verification Indicator is Partial
Client Defect Validated:ATR Risk- No evidence in file as to why debts were omitted from AUS: XXX XXX #XXX, bal $XXX; XXX #XXX bal $XXX; XXX XXX #XXX bal $XXX; XXX #XXX bal XXX ; Client sent in XXX months evidence XXX pays these debts, would need XXX months evidence, condition remains. ; Updated: CLient sent in XXX months evidence XXX pays these debts, would need XXX months evidence, condition remains.
															Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	02/26/2024
Client Defect Validated:ATR Risk- No evidence in file as to why debts were omitted from AUS: XXX XXX #XXX, bal $XXX; XXX #XXX bal $XXX; XXX XXX #XXX bal $XXX; XXX #XXX bal XXX ; Client sent in XXX months evidence XXX pays these debts, would need XXX months evidence, condition remains. ; Updated: CLient sent in XXX months evidence XXX pays these debts, would need XXX months evidence, condition remains.
																		02/26/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	D	D	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10095		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/13/2024	Acknowledged	1431	Credit	Liquid Reserves (Dollar Amount) are less than AUS Minimum Required
Client Defect Validated: ATR Risk- The liquid reserves of XXX are less than the minimum required per AUS of XXX. Large deposits of XXX on XX/XX/XXXX and XXX on XX/XX/XXXX into XXX #XXX not sourced. Large deposits of XXX on XX/XX/XXXX into XXX #XXX. EMD in the amount of XXX was also not sourced as missing bank statements from XXX #XXX.
															Change status of 'Liquid Reserves (Dollar Amount) are less than AUS Minimum Required' from Active to Acknowledged by Client.; Client Defect Validated:	02/16/2024
Client Defect Validated: ATR Risk- The liquid reserves of XXX are less than the minimum required per AUS of XXX. Large deposits of XXX on XX/XX/XXXX and XXX on XX/XX/XXXX into XXX #XXX not sourced. Large deposits of XXX on XX/XX/XXXX into XXX #XXX. EMD in the amount of XXX was also not sourced as missing bank statements from XXX #XXX.
																		02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	C	C	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10095		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/14/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	D	A	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10210		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Acknowledged	-96281	Compliance	TILA Post-Consummation Revised Closing Disclosure Finance Charge Test
This loan failed the TILA finance charge test.(12 CFR §XXX(d)(XXX), transferred from 12 CFR §XXX(d)(XXX) he finance charge is $XXX. The disclosed finance charge of XXX is not considered accurate because it is understated by more than $XXX.; Downgraded due to SOL.
															Compliance - SOL - Downgrade - Change status of 'TILA Post-Consummation Revised Closing Disclosure Finance Charge Test' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024
This loan failed the TILA finance charge test.(12 CFR §XXX(d)(XXX), transferred from 12 CFR §XXX(d)(XXX) he finance charge is $XXX. The disclosed finance charge of XXX is not considered accurate because it is understated by more than $XXX.; Downgraded due to SOL.
																		02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	B	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10210		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Acknowledged	-99349	Compliance	TILA Finance Charge Test
This loan failed the TILA finance charge test.(12 CFR §XXX(o)(XXX) he finance charge is $XXX. The disclosed finance charge of XXX is not considered accurate because it is understated by more than $XXX.; Downgraded due to SOL.
															Compliance - SOL - Downgrade - Change status of 'TILA Finance Charge Test' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024
This loan failed the TILA finance charge test.(12 CFR §XXX(o)(XXX) he finance charge is $XXX. The disclosed finance charge of XXX is not considered accurate because it is understated by more than $XXX.; Downgraded due to SOL.
																		02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10210		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10210		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: client is stating the loan is not eligible for sale to Freddie mac due to subject front rear street scene and half bath missing from pictures inside of the appraisal. however as of XX/XX/XXXX date of signature and appraisal report, the pictures are included in the file making the loan eligible for sale to Freddie mac. no other concerns listed or showing in the file at this time.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024
Client Defect Invalidated: client is stating the loan is not eligible for sale to Freddie mac due to subject front rear street scene and half bath missing from pictures inside of the appraisal. however as of XX/XX/XXXX date of signature and appraisal report, the pictures are included in the file making the loan eligible for sale to Freddie mac. no other concerns listed or showing in the file at this time.
																		02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10096		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: ATR Risk - Rental income proved by documentation provided proves less income than lender's calculated income. for the property at XXX XXX rental income from lease agreement is XXX not XXX as submitted. The back-end DTI of XXX exceeds the maximum allowable per AUS of XXX
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/16/2024
Client Defect Validated: ATR Risk - Rental income proved by documentation provided proves less income than lender's calculated income. for the property at XXX XXX rental income from lease agreement is XXX not XXX as submitted. The back-end DTI of XXX exceeds the maximum allowable per AUS of XXX
																		02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10096		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/13/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10200		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/05/2024	Resolved	3420	Credit	DTI Exceeds AUS Maximum Allowable
XXX defect: ATR Risk- The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX. It appears the lender did not include the borrower's primary residence in the DTI calculations as final approval in file reflects this debt is excluded vs DU in file does not reflects any excluded debts. Final XXX is missing from file. ; Audit reviewed Lender's response and has determined the audit DTI of XXX% is within tolerance of the AUS approved DTI of XXX%. The final XXX in file verified rental income used by Lender on subject property, which was confirmed with form XXX of the appraisal. Condition cleared.
																	The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX	02/14/2024	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	C	A	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10200		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/06/2024	Resolved	1257	Credit	Borrower Employment Verification does not meet guidelines
XXX defect: ATR Risk-Verbal verification of employment. Lender did not document the source of the information obtained and the name and title of the lenders employee who obtained the information. ; Audit reviewed Lenders response and re-reviewed file. Condition rescinded.; Lender provided the XXX license for Borrower's self-employment; however, did not provide the name and title of the Lender's employee who obtained the information to meet FNMA Selling Guide requirements. Condition retained.
																	The exception 'Borrower Employment Verification does not meet guidelines' is cleared.	02/28/2024	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	C	A	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10200		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	01/31/2024	Resolved	2570	Credit	Final Loan Application is Missing	. XXX Defect: Final loan application is Missing01; Lender provided final XXX Condition cleared.			Final loan application is Present	02/14/2024	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	D	A	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10200		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/06/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XXX Defect: Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; PCI received - no damage noted - condition cleared			Post Disaster Inspection provided	03/11/2024	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	C	A	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10200		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/06/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect validated: Undisclosed mortgage with XXX that was not disclosed. Underwriter was unable to locate the credit report that reflected the XXX mortgage report or any documentation evidencing this mortgage loan.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect validated: Undisclosed mortgage with XXX that was not disclosed. Underwriter was unable to locate the credit report that reflected the XXX mortgage report or any documentation evidencing this mortgage loan.
																		02/08/2024	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	C	C	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10200		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/06/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	; CCA received - within tolerance - condition cleared; CU < XX/XX/XXXX - not required; XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%
Change status of 'Third Party Valuation Product not Provided' from Cleared to Revoked.; Revoked; CU &lt; XX/XX/XXXX - not required; XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%
																02/08/2024	Third Party Valuation Product Provided; Third Party Valuation Product Provided; CCA received - within tolerance - condition cleared	03/11/2024	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	D	A	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10197		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Acknowledged	3605	Credit	Asset Documents are Incomplete	Client Defect Validated-Missing source of large deposits of XXX on XX/XX/XXXX into XXX #XXX; XXX on XX/XX/XXXX into XXX XXX #XXX; and XXX on XX/XX/XXXX into XXX XXX #XXX.	Change status of 'Asset Documents are Incomplete' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024	Client Defect Validated-Missing source of large deposits of XXX on XX/XX/XXXX into XXX #XXX; XXX on XX/XX/XXXX into XXX XXX #XXX; and XXX on XX/XX/XXXX into XXX XXX #XXX.	02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10197		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Not Validated. CoBorrower's Employment Status was falsely represented. A reverification of the CoBorrower's employment with XXX at XXX confirmed the CoBorrower left employment on XX/XX/XXXX which was prior to closing date of XXX/XXX/XXX. Unable to validate the defect as file does not contain the reverification completed confirming CoBorrower was XXX prior to closing.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Not Validated. CoBorrower's Employment Status was falsely represented. A reverification of the CoBorrower's employment with XXX at XXX confirmed the CoBorrower left employment on XX/XX/XXXX which was prior to closing date of XXX/XXX/XXX. Unable to validate the defect as file does not contain the reverification completed confirming CoBorrower was XXX prior to closing.
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10321		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/03/2024	Acknowledged	-96348	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The lender credit tolerance violation in the amount of XXX is due to the removal of the lender credits on the CD dated XX/XX/XXXX without a valid COC
															Change status of 'Lender Credits That Cannot Decrease Test' from Active to Acknowledged by Client.; Acknowledged - Informational Only	02/09/2024
This loan failed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The lender credit tolerance violation in the amount of XXX is due to the removal of the lender credits on the CD dated XX/XX/XXXX without a valid COC
																		02/09/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	B	C	C	D	A	D	B	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10321		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Acknowledged	1258	Credit	CoBorrower Employment Verification does not meet guidelines
Client Defect Validated: - ATR Risk: Borrower XXX Employment not verified to continue. The reverification of the co-borrower employment showing last date of employment XX/XX/XXXX is not in the file. However, a letter from the co-borrower stating that she did leave the employer but started working for a different employer is in the file, along with paystubs from the new employer.
															Change status of 'CoBorrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.; Acknowledged by client	02/07/2024
Client Defect Validated: - ATR Risk: Borrower XXX Employment not verified to continue. The reverification of the co-borrower employment showing last date of employment XX/XX/XXXX is not in the file. However, a letter from the co-borrower stating that she did leave the employer but started working for a different employer is in the file, along with paystubs from the new employer.
																		02/07/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	D	B	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10321		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/03/2024	Acknowledged	-96365	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of XXX is due to Mortgage Recording fee increasing with no valid COC in file
															Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Active to Acknowledged by Client.; Acknowledged - Informational Only	02/09/2024
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of XXX is due to Mortgage Recording fee increasing with no valid COC in file
																		02/09/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	B	C	C	D	A	D	B	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10321		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Acknowledged	1262	Credit	CoBorrower Income Verification does not match Approval
Client Defect Validated - ATR Risk- The coborrower income verification does not match approval. The file contains paystubs from the coborrowers new employer, however the start date and terms of employment have not been provided which is needed to calculate the appropriate monthly income.

Change status of 'CoBorrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Audit reviewed Lender's response and has determined part of original defect. Acknowledged by Client.
																02/14/2024
Client Defect Validated - ATR Risk- The coborrower income verification does not match approval. The file contains paystubs from the coborrowers new employer, however the start date and terms of employment have not been provided which is needed to calculate the appropriate monthly income.
																		02/14/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	D	B	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10321		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/01/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%			Third Party Valuation Product Provided	02/20/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	D	B	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10321		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Resolved	929	Compliance	Security Instrument Indicator is Partial
Unknown Defect- The security instrument indicator is Partial, the non-occupying borrowers are not listed as borrowers on the Mortgage. ; Audit reviewed Lender's response and has determined Borrower XXX and borrower XXX are co-signers with no ownership interest in the subject property. Co-signers with no interest in the property are not required to sign the mortgage. The Title, CD, and mortgage document all indicate Borrower XXX and Borrower XXX are co-signers; therefore, are not required to sign the mortgage. Condition cleared.; Audit reviewed Lender's response and has determined the XXX's reflect Borrower XXX and Borrower XXX as co-borrower's on the loan. In addition, audit research found that in NJ a co-signer on a loan must sign the mortgage. Condition retained.
																	The security instrument indicator is Present	02/28/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	D	B	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10321		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Resolved	3557	Credit	Hazard Insurance Coverage is Not Sufficient.
XXX Defect: Hazard insurance coverage of XXX is not sufficient. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.
																	Lender provided reconstruction cost estimator. Condition cleared.	02/14/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	A	C	C	D	A	D	B	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10321		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/01/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided
Unknown Defect - Third Party Valuation Product Not Provided and CU Score is XX/XX/XXXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; AVM provided within XXX% tolerance and confidence score above XXX% Condition cleared.
																	Third Party Valuation Product Provided.	02/20/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	D	B	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10321		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Resolved	1260	Credit	Borrower Four Employement Verification does not match Approval	Unknown Defect - The borrower four employment verification does not match the approval. The file is missing a VVOE dated within XXX days of the Note date.			Lender provided VVOE dated within XXX days of the Note date. Condition cleared.	02/14/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	A	C	C	D	A	D	B	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10321		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Resolved	1259	Credit	Borrower Three Employment Verification does not match Approval	XXX Defect -The borrower three employment verification does not match the approval. XXX defect The file is missing a VVOE dated within XXX days of the Note date.			Lender provided VVOE dated within XXX days of the Note date. Condition cleared.	02/14/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	A	C	C	D	A	D	B	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10325		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA XXX required: A Refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Credit report fee increased on the LE issued XX/XX/XXXX without a valid reason. Downgraded due to SOL XXX year non rescindable.
															Compliance - SOL - Downgrade - Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Acknowledged	02/14/2024
This loan passed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that do not exceed the good faith determination according to §XXX(e)(XXX)(i) lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA XXX required: A Refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Credit report fee increased on the LE issued XX/XX/XXXX without a valid reason. Downgraded due to SOL XXX year non rescindable.
																		02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	C	B	C	C	D	D	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B
MMCA2026SD10325		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
XXX Defect: Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. Property is located in a FEMA disaster area. FEMA declared XXX in a disaster area (SEVER STORMS AND XXXOOD) XX/XX/XXXX ending XXX/XXX/XXX. Appraisal date is XXX/XXX/XXX. Please provide post disaster inspection.; DCR received - no damage - cleared
																	Post Disaster Inspection provided	03/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	C	A	C	C	D	D	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B
MMCA2026SD10325		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Acknowledged	932	Property	Origination Appraisal is Partial
Client Defect Validated. Appraisal Form 70D (Desktop) provided and is eligible per LP. (i) Missing Appraiser's GLA calculations and the subject pool and patio are not included in the Floor plan/sketch. (ii) LOE from Borrower not located in the file for the motivation to purchase subject property $25K over appraised value.
															Change status of 'Origination Appraisal is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024
Client Defect Validated. Appraisal Form 70D (Desktop) provided and is eligible per LP. (i) Missing Appraiser's GLA calculations and the subject pool and patio are not included in the Floor plan/sketch. (ii) LOE from Borrower not located in the file for the motivation to purchase subject property $25K over appraised value.
																		02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	D	D	C	C	D	D	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B
MMCA2026SD10325		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Acknowledged	-96348	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Lender credit decreased on the CD issued XX/XX/XXXX for the Title CPL without valid reason. Downgraded due to SOL XXX year non rescindable.
															Compliance - SOL - Downgrade - Change status of 'Lender Credits That Cannot Decrease Test' from Active to Acknowledged by Client.; Acknowledged	02/14/2024
This loan failed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Lender credit decreased on the CD issued XX/XX/XXXX for the Title CPL without valid reason. Downgraded due to SOL XXX year non rescindable.
																		02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	C	B	C	C	D	D	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B
MMCA2026SD10325		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Acknowledged	3603	Credit	No Credit Findings	Client defect invalidated. Sales contract addendum confirming lowered sales price from XXX to XXX was located in the file.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024	Client defect invalidated. Sales contract addendum confirming lowered sales price from XXX to XXX was located in the file.	02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	C	C	C	C	D	D	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B
MMCA2026SD10204		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/12/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated: - The Completion Report/Form XXX (1004D) documenting completion of improvements in the file has photos of the master bath and hall bath.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/14/2024	Client Defect Invalidated: - The Completion Report/Form XXX (1004D) documenting completion of improvements in the file has photos of the master bath and hall bath.	02/14/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10204		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/12/2024	Acknowledged	3605	Credit	Asset Documents are Incomplete
Client Defect Verified- ATR Risk: (i) There was a gift letter for XXX (ii) The fie is missing transfer of the funds from the donor's account in a financial institution to the Borrower's account or, a copy of a canceled gift check and donor's withdrawal slip & borrower's deposit slip, or transfer of the funds from the donor's account to the settlement agent.
															Change status of 'Asset Documents are Incomplete' from Active to Acknowledged by Client.; Acknowledged by client	02/14/2024
Client Defect Verified- ATR Risk: (i) There was a gift letter for XXX (ii) The fie is missing transfer of the funds from the donor's account in a financial institution to the Borrower's account or, a copy of a canceled gift check and donor's withdrawal slip & borrower's deposit slip, or transfer of the funds from the donor's account to the settlement agent.
																		02/14/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10204		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/06/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client defect validated; - ATR-Risk- (i he back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX. (ii he Lender income = XXX the Lender total income for the borrower = XXX and the review income for the borrower = XXX.(iii) The Lender overtime average XXX and bonus of $XXX. (iv) The documentation in the file YTD paystub, XXX year end paystub and WVOE dated XX/XX/XXXX supported overtime of XXX and did not support the use of bonus because no bonus was documented for XXX.; Audit reviewed Lenders response, however; Please provide documentation verifying the omission XXX pmt XXX acct# XXX Condition remains.; The borrowers total income used by the Lender XXX was not supported by the documentation in the file. Please provide a revised XXX/XXX/AUS showing the correct income. Condition maintained.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/28/2024
Client defect validated; - ATR-Risk- (i he back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX. (ii he Lender income = XXX the Lender total income for the borrower = XXX and the review income for the borrower = XXX.(iii) The Lender overtime average XXX and bonus of $XXX. (iv) The documentation in the file YTD paystub, XXX year end paystub and WVOE dated XX/XX/XXXX supported overtime of XXX and did not support the use of bonus because no bonus was documented for XXX.; Audit reviewed Lenders response, however; Please provide documentation verifying the omission XXX pmt XXX acct# XXX Condition remains.; The borrowers total income used by the Lender XXX was not supported by the documentation in the file. Please provide a revised XXX/XXX/AUS showing the correct income. Condition maintained.
																		02/28/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10204		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/12/2024	Resolved	1261	Credit	Borrower Income Verification does not match Approval
XXX Defect- ATR Risk -(i) The Lender used Overtime and bonus income to qualify the borrower. (ii) LP requires A YTD paystub & XXX years W-XXX's or a WVOE documenting all YTD and earnings for the most recent XXX calendar years. (iii) The WVOE dated XX/XX/XXXX amount of OT for XXX was lower than the OT the Lender used to calculate the qualifying average. (iv) The Lender used bonus income, however the WVOE in the file shows no bonus income earned in XXX (V) The borrowers total income used by the Lender XXX was not supported by the documentation in the file.; Lender provided updated XXX/XXX. Condition cleared.; The borrowers total income used by the Lender XXX was not supported by the documentation in the file. Please provide a revised XXX/XXX/AUS showing the correct income. Condition maintained.
																	The borrower income verification does match approval	02/27/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10204		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/12/2024	Acknowledged	2095	Credit	Insufficient cash to close.	Client Defect Validated: ATR Risk- (i) Cash to close in the amount of XXX is greater than the available asset amount of XXX. (ii) The documented funds to close were insufficient by $XXX.	Change status of 'Insufficient cash to close.' from Active to Acknowledged by Client.; Acknowledged by client	02/14/2024	Client Defect Validated: ATR Risk- (i) Cash to close in the amount of XXX is greater than the available asset amount of XXX. (ii) The documented funds to close were insufficient by $XXX.	02/14/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10204		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/06/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided	XXX Defect: Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; AVM received within tolerance. Condition cleared.			Third Party Valuation Product Provided.	02/20/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10204		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/06/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM received within tolerance. Condition cleared.			Third Party Valuation Product Provided	02/20/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10012		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	01/31/2024	Acknowledged	-96365	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of XXX is due to the increase in recording fees and addition title - doc prep fee without a valid COC. COC in file does not contain the reason the fees were added or increased.
															Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Active to Acknowledged by Client.; Acknowledged - Informational Only	02/09/2024
This loan passed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX do not exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of XXX is due to the increase in recording fees and addition title - doc prep fee without a valid COC. COC in file does not contain the reason the fees were added or increased.
																		02/08/2024		C	C	C	B	C	C	B	B	C	B	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B
MMCA2026SD10012		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	01/31/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client.	02/07/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	02/07/2024		C	C	B	B	C	C	B	B	C	B	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B
MMCA2026SD10012		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/07/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated:. Insufficient income. The Borrower was qualified using a XXX monthly distribution from XXX IRA account ending -XXX-XXX. The account statement dated November XXX confirmed a XXX account balance. The income did not have a XXX-month continuance and could not be considered in qualification. The DTI exceeded XXX% when this income was excluded and the LPA was invalidated. - Client Defect validated. The retirement account balance is not sufficient for three years of continuance per guidelines as of the note date. Therefore, the income cannot be used for qualifying. The DTI increases to XXX% after excluding this income. The LPA is invalid. The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by Client	02/09/2024
Client Defect Validated:. Insufficient income. The Borrower was qualified using a XXX monthly distribution from XXX IRA account ending -XXX-XXX. The account statement dated November XXX confirmed a XXX account balance. The income did not have a XXX-month continuance and could not be considered in qualification. The DTI exceeded XXX% when this income was excluded and the LPA was invalidated. - Client Defect validated. The retirement account balance is not sufficient for three years of continuance per guidelines as of the note date. Therefore, the income cannot be used for qualifying. The DTI increases to XXX% after excluding this income. The LPA is invalid. The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX
																		02/09/2024		C	C	C	C	C	C	B	B	C	B	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B
MMCA2026SD10045		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/05/2024	Resolved	2077	Credit	Fraud Report Missing	XXX Defect- Fraud report Missing.			Fraud report Present.	02/13/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	D	A	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10045		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/13/2024	Resolved	2427	Credit	Fraud Report Shows Uncleared Alerts
XXX/XXX/XXX: Finding added due to fraud report provided. Fraud report shows the following alerts that have not been cleared: Uncleared high alert for missing appraiser and appraisal company from searches. ; Audit reviewed Lenders response and re-reviewed file. Condition rescinded.
																	Alerts from Fraud Report have been cleared.	02/19/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	A	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10045		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	01/31/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Appraisal Fee increased on the LE issued XX/XX/XXXX without a valid reason.
															Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Downgraded due to SOL.	02/19/2024
This loan passed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that do not exceed the good faith determination according to §XXX(e)(XXX)(i) lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Appraisal Fee increased on the LE issued XX/XX/XXXX without a valid reason.
																		02/09/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	B	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10045		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	01/31/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Verified ATR Risk- (i he borrower income verification does not match approval. The Lender income was higher because the Overtime, Other and Bonus was averaged with the higher XXX and XXX income.(ii) Freddie Mac requires the Lender to use the YTD and not include the previous higher level unless there is documentation of a one time occurrence that prevented the borrower from working or earning full income for a period of time and evidence that the borrower is back to the income that was previously earned. (iii) The decline exceeds XXX% of the previous years income, the Lender is required to conduct further analysis and additional documentation to determine whether the income is currently stable.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024
Client Defect Verified ATR Risk- (i he borrower income verification does not match approval. The Lender income was higher because the Overtime, Other and Bonus was averaged with the higher XXX and XXX income.(ii) Freddie Mac requires the Lender to use the YTD and not include the previous higher level unless there is documentation of a one time occurrence that prevented the borrower from working or earning full income for a period of time and evidence that the borrower is back to the income that was previously earned. (iii) The decline exceeds XXX% of the previous years income, the Lender is required to conduct further analysis and additional documentation to determine whether the income is currently stable.
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	C	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10045		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	01/31/2024	Acknowledged	-96365	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Title fees increased on the LE issued XX/XX/XXXX without a valid reason.
															Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Active to Acknowledged by Client.; Downgraded due to SOL.	02/19/2024
This loan passed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX do not exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Title fees increased on the LE issued XX/XX/XXXX without a valid reason.
																		02/09/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	B	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10306		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: Updated Credit report provided with the loan file does not show any additional mortgage from XXX. Credit Report from XX/XX/XXXX shows two mortgages with XXX (for subject property) and XXX Mortgage (which appears to be a refinance of borrower's investment property which was her primary residence prior to purchase of the subject property)
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Invalidated: Updated Credit report provided with the loan file does not show any additional mortgage from XXX. Credit Report from XX/XX/XXXX shows two mortgages with XXX (for subject property) and XXX Mortgage (which appears to be a refinance of borrower's investment property which was her primary residence prior to purchase of the subject property)
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	C	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10306		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA XXX required: A refund in the amount of XXX cure required: PCCD with LOE, copy of refund and proof of delivery or valid coc. The Appraisal fee XXX increased on the LE issued XX/XX/XXXX without a valid reason. Downgraded due to SOL XXX year non rescindable.
															Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Acknowledged	02/12/2024
This loan passed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that do not exceed the good faith determination according to §XXX(e)(XXX)(i) lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA XXX required: A refund in the amount of XXX cure required: PCCD with LOE, copy of refund and proof of delivery or valid coc. The Appraisal fee XXX increased on the LE issued XX/XX/XXXX without a valid reason. Downgraded due to SOL XXX year non rescindable. ;
																		02/09/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	B	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10306		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Resolved	1257	Credit	Borrower Employment Verification does not meet guidelines	XXX Defect: ATR Risk - A XXX day pre-closing verification of employment was not provided with the loan file			Lender provided WVOE that was re-verified on XXX/XXX/XXX, which was within XXX days of the Note date. Condition cleared.	02/13/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	A	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10306		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/02/2024	Resolved	1236	Compliance	XXX XXX Disclosure is Missing	XXX Defect: The affiliate XXX disclosure is Missing; Lender provided attestation of no affiliates. Condition cleared.			The affiliate XXX disclosure is Not Applicable	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	B	A	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10309		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Resolved	1236	Compliance	XXX XXX Disclosure is Missing	Unknown Defect: The affiliate XXX disclosure is Missing; Lender provided attestation of no affiliates. Condition cleared.			The affiliate XXX disclosure is Not Applicable	02/13/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	B	A	C	C	D	A	B	A	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10309		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Unknown Defect: FEMA declared XXX county in a disaster area (Severe Storm) on XXX/XXX/XXX, with a release date of XXX/XXX/XXX. The appraisal in file is dated XX/XX/XXXX and shows no damage, however the appraisal date is prior to the FEMA release date. A Post Disaster Inspection is required. ; PCI received - no damage noted - condition cleared
																	Post Disaster Inspection provided	03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	C	C	D	A	B	A	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10309		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided
Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; BPO ordered due to seasoning; CCA received - within tolerance - condition cleared
															Change status of 'Third Party Valuation Product Not Provided' from Cleared to Revoked.; Revoked; BPO ordered due to seasoning	02/08/2024	Third Party Valuation Product Provided.; Third Party Valuation Product Provided.; CCA received - within tolerance - condition cleared	03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	B	A	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10309		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Acknowledged	1257	Credit	Borrower Employment Verification does not meet guidelines
Client Defect validated: The stability of the Borrower's self-employment was not established. Documentation to confirm the Borrower's XXX was open and operating within XXX days before the Note Date, according to Freddie Mac Bulletin XXX-XXX, XXX-XXX and XXX-XXX (for the XXX) was not in the loan file. Confirmed according to Freddie Mac Bulletin XXX-XXX, verification of existence of the XXX within XXX days of the note date is required and was not provided in the loan file. Additionally, a verbal verification of employment within XXX days of the note date for borrower’s secondary employment was not provided.
															Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect validated: The stability of the Borrower's self-employment was not established. Documentation to confirm the Borrower's XXX was open and operating within XXX days before the Note Date, according to Freddie Mac Bulletin XXX-XXX, XXX-XXX and XXX-XXX (for the XXX) was not in the loan file. Confirmed according to Freddie Mac Bulletin XXX-XXX, verification of existence of the XXX within XXX days of the note date is required and was not provided in the loan file. Additionally, a verbal verification of employment within XXX days of the note date for borrower’s secondary employment was not provided.
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	A	B	A	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10309		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Acknowledged	3603	Credit	No Credit Findings
Client defect not validated: The Borrower does not have sufficient documented income to support the total monthly obligations he Borrower's XXX income from XXX, XXX, of XXX and XXX from Social Security and XXX and XXX from CA IHSS incomes totaling XXX was submitted to XXX. The debt-to-income (DTI) ratio was XXX% The Lender calculated the Borrowers monthly XXX income of XXX from the year-to-date (YTD) Profit and Loss (P&L) statement ending XXX/XXX/XXX. Freddie Mac reviewed the Borrower's XXX returns and schedules from XXX, XXX. The distributions from XXX K-XXX's totaled XXX ($XXX + $XXX), and do not support the 'Ordinary XXX income' totaling XXX ($XXX + $XXX); therefore, using a XXX-month average of the XXX and XXX Distributions, depreciations and amortization calculated to be $XXX-per month ($XXX / XXX). Unable to validate the defect as client used distributions from the Schedule K-XXX vs ordinary income to calculate the self employment qualifying income, according to the Freddie Mac Selling Guide Chapter XXX cash distributions reported on the Schedule K-XXX may not be used as qualifying income. The lender calculated income of $ XXX using the XXX Year end P&L was more conservative than the using the XXX/XXX income of XXX.
															Change status of 'No Credit Findings' from Active to Revoked.; Acknowledged by client; Change status of 'No Credit Findings' from Revoked to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client defect not validated: The Borrower does not have sufficient documented income to support the total monthly obligations he Borrower's XXX income from XXX, XXX, of XXX and XXX from Social Security and XXX and XXX from CA IHSS incomes totaling XXX was submitted to Loan Product Advisor (LPA). The debt-to-income (DTI) ratio was XXX% The Lender calculated the Borrowers monthly XXX income of XXX from the year-to-date (YTD) Profit and Loss (P&L) statement ending XXX/XXX/XXX. Freddie Mac reviewed the Borrower's XXX returns and schedules from XXX, XXX. The distributions from XXX K-XXX's totaled XXX ($XXX + $XXX), and do not support the 'Ordinary XXX income' totaling XXX ($XXX + $XXX); therefore, using a XXX-month average of the XXX and XXX Distributions, depreciations and amortization calculated to be $XXX-per month ($XXX / XXX). Unable to validate the defect as client used distributions from the Schedule K-XXX vs ordinary income to calculate the self employment qualifying income, according to the Freddie Mac Selling Guide Chapter XXX cash distributions reported on the Schedule K-XXX may not be used as qualifying income. The lender calculated income of $ XXX using the XXX Year end P&L was more conservative than the using the XXX/XXX income of XXX.
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	A	B	A	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10322		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Acknowledged	1236	Compliance	XXX XXX Disclosure is Missing	XXX Defect: The affiliate XXX disclosure is Missing; Lender provided the FACTS sheet indicating the Lender does have affiliates; however, did not provide the XXX XXX Disclosure. Condition retained.	Change status of 'XXX XXX Disclosure is Missing' from Active to Acknowledged by Client.; Lender provided a LOE indicating the XXX XXX Disclosure is missing. Non-material finding.	02/13/2024	XXX Defect: The affiliate XXX disclosure is Missing; Lender provided the FACTS sheet indicating the Lender does have affiliates; however, did not provide the XXX XXX Disclosure. Condition retained.	02/13/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	B	B	A	A	D	D	B	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B
MMCA2026SD10322		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/31/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided
Third Party Valuation Product Not Provided and CU Score is XX/XX/XXXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; AVM provided within XXX% tolerance and confidence score above XXX% Condition cleared.
																	Third Party Valuation Product Provided.	02/20/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	D	A	A	A	D	D	B	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B
MMCA2026SD10322		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/02/2024	Acknowledged	932	Property	Origination Appraisal is Partial	Client Defect Validated: Ineligible Property- Zoning & Usage. Per the appraisal report, the property class is XXX Inns, Lodges, Boarding Houses and Tourist Homes, which is not a residential area.	Change status of 'Origination Appraisal is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/06/2024	Client Defect Validated: Ineligible Property- Zoning & Usage. Per the appraisal report, the property class is XXX Inns, Lodges, Boarding Houses and Tourist Homes, which is not a residential area.	02/06/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	D	D	A	A	D	D	B	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B
MMCA2026SD10322		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/31/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM provided within XXX% tolerance and confidence score above XXX% Condition cleared.			Third Party Valuation Product Provided	02/20/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	D	A	A	A	D	D	B	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B
MMCA2026SD10327		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Higher Priced QM Risk (APOR)	Loan Review Complete	02/13/2024	Resolved	1258	Credit	CoBorrower Employment Verification does not meet guidelines
XXX defect. VVOE for Co-Borrower reflects not on payroll.; Lender provided LOE and current paystub. The LOE in file on page XXX reflects borrower ws on temporary disability and was recently released by doctor to return to work, which Borrower's return to work was confirmed by current paystub supporting LOE in file. Condition cleared.
																	The exception 'CoBorrower Employment Verification does not meet guidelines' is cleared.	02/23/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
MMCA2026SD10327		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Higher Priced QM Risk (APOR)	Loan Review Complete	02/13/2024	Resolved	930	Property	Origination Appraisal is Missing	Client defect validated.. Origination appraisal is Missing.
Change status of 'Origination Appraisal is Missing' from Active to Acknowledged by Client.; Acknowledged by client.; Change status of 'Origination Appraisal is Missing' from Active to Acknowledged by Client.; Change status of 'Origination Appraisal is Missing' from Active to Acknowledged by Client.; Acknowledged by client.
																03/15/2024	Origination appraisal provided. Condition cleared. Client defect validated.. Origination appraisal is Missing.	03/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
MMCA2026SD10327		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Higher Priced QM Risk (APOR)	Loan Review Complete	03/21/2024	Resolved	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged	03/21/2024	Condition not valid. PIW not used at origination. Condition cleared. Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	03/21/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	A	B	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
MMCA2026SD10327		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Higher Priced QM Risk (APOR)	Loan Review Complete	02/13/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect. Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% ; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
MMCA2026SD10317		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	01/31/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided
XXX Defect: Third Party Valuation Product Not Provided and CU Score is XX/XX/XXXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; AVM received. Additional finding added. Condition cleared.
																	Third Party Valuation Product Provided.	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10317		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	01/31/2024	Acknowledged	1431	Credit	Liquid Reserves (Dollar Amount) are less than AUS Minimum Required	Client Defect Validated: i) Capacity to close condition validated - defect valid. Borrower did not document the available funds of closing costs, down payment and required reserves	Change status of 'Liquid Reserves (Dollar Amount) are less than AUS Minimum Required' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024	Client Defect Validated: i) Capacity to close condition validated - defect valid. Borrower did not document the available funds of closing costs, down payment and required reserves	02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10317		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/10/2024	Resolved	2095	Credit	Insufficient cash to close.	XXX Defect: Cash to close in the amount of XXX is greater than the available asset amount of XXX.; Condition cleared as sufficient assets were evidence in loan file.			Sufficient cash to close is documented.	02/23/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10317		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/10/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Validated: Capacity for Borrower's ability to repay invalid - DTI not calculated correctly. LP showed the two XXX account to be paid and not included in the DTI. Defect invalid.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024	Client Defect Validated: Capacity for Borrower's ability to repay invalid - DTI not calculated correctly. LP showed the two XXX account to be paid and not included in the DTI. Defect invalid.	02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10317		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/20/2024	Resolved	3600	Property	Third party AVM Confidence Score is less than XXX%	Third party AVM Confidence Score of XXX is less than XXX%			CCA received - within tolerance - condition cleared	03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10317		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	01/31/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM received. Additional finding added. Condition cleared.			Third Party Valuation Product Provided	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10317		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/20/2024	Resolved	3598	Property	Third Party AVM to appraised value exceeds XXX% allowable variance	Third party AVM value of XXX with a variance of XXX exceeds XXX% allowable variance.			CCA received - within tolerance - condition cleared	03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10039		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/02/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
XXX Defect: FEMA declared XXX county in a disaster area (Severe Winter Storms) on XXX/XXX/XXX, with a release date of XXX/XXX/XXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ; Acknowledged - Informational Only
																	Post Disaster Inspection provided	02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	A	C	C	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10039		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/02/2024	Acknowledged	3603	Credit	No Credit Findings
Validated Defect -ATR Risk: Income from XXX for the borrower was from self-employment and was included in the debt-to-income ratio (DTI) calculation. The loan documentation did not include tax returns covering the most recent two-year period. Excluding the income resulted in a revised monthly income of XXX and a revised DTI that could not be calculated. XXX funds used for reserves. The requirement for XXX tax returns can be waived if: the borrower has been XXX in the same XXX for at least five years, the borrower's individual tax returns show an increase in self-employment income over the last two years, and the borrower is paying the down payment and closing costs with his or her own funds and is not using any funds from the XXX account to fund the transaction or satisfy applicable reserve requirements.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/06/2024
Validated Defect -ATR Risk: Income from XXX or the borrower was from self-employment and was included in the debt-to-income ratio (DTI) calculation. The loan documentation did not include tax returns covering the most recent two-year period. Excluding the income resulted in a revised monthly income of XXX and a revised DTI that could not be calculated. XXX funds used for reserves. The requirement for XXX tax returns can be waived if: the borrower has been XXX in the same XXX for at least five years, the borrower's individual tax returns show an increase in self-employment income over the last two years, and the borrower is paying the down payment and closing costs with his or her own funds and is not using any funds from the XXX account to fund the transaction or satisfy applicable reserve requirements.
																		02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	C	C	C	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10031		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/13/2024	Acknowledged	3603	Credit	No Credit Findings
Client defect invalidated : The loan meets all applicable credit guidelines per AUS(LP) in file. All loan conditions were met based what was required prior and during the time up to closing. No evidence in file supports a lower value of $XXX.; Acknowledged by client.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024
Client defect invalidated : The loan meets all applicable credit guidelines per AUS(LP) in file. All loan conditions were met based what was required prior and during the time up to closing. No evidence in file supports a lower value of $XXX.; Acknowledged by client.
																		02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	C	C	C	B	B	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10031		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	B	B	C	C	B	B	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10031		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Resolved	3420	Credit	DTI Exceeds AUS Maximum Allowable	XXX Defect: The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX
Per documentation provided, the XXX account was not included in the liabilities. The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX. Condition cleared.
																		02/22/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	A	C	C	B	B	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10111		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/08/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval
Client Defect Validated: Incorrect income calculation – rental income/loss: Incorrect Income Calculation: The borrower was qualified using rental income from their departing residence in the amount of XXX per month based on a signed lease that was provided. However, in addition to the lease, a comparable rent schedule (Form XXX) supporting this income or two months bank statements showing deposits in the amount of XXX were required. A XXX for the departing residence was not provided and a review of the bank statements do not show any deposits consistent with the monthly rental income. As a result, the revised debt ratio of XXX% makes the loan ineligible for delivery.
															Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024
Client Defect Validated: Incorrect income calculation – rental income/loss: Incorrect Income Calculation: The borrower was qualified using rental income from their departing residence in the amount of XXX per month based on a signed lease that was provided. However, in addition to the lease, a comparable rent schedule (Form XXX) supporting this income or two months bank statements showing deposits in the amount of XXX were required. A XXX for the departing residence was not provided and a review of the bank statements do not show any deposits consistent with the monthly rental income. As a result, the revised debt ratio of XXX% makes the loan ineligible for delivery.
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10253		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/13/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: The lender cash-flowed XXX XXX utilizing a lease agreement with her parents, that was entered into on January XXX Monthly mortgage statement in file only reveals the borrower as the debtor; however, letter of explanation in file reveals her parents are making the monthly payments in cash. The property is not listed on the Schedule E of the borrower's XXX tax return, and so the full PITIA payment must be included in the DTI ratio. The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024
Client Defect Validated: The lender cash-flowed XXX XXX utilizing a lease agreement with her parents, that was entered into on January XXX Monthly mortgage statement in file only reveals the borrower as the debtor; however, letter of explanation in file reveals her parents are making the monthly payments in cash. The property is not listed on the Schedule E of the borrower's XXX tax return, and so the full PITIA payment must be included in the DTI ratio. The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX
																		02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10253		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/14/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: XXX XXX not listed as an REO on the application, even though borrower was awarded the property in her divorce; however, this is the address of her XXX, and XXX tax return identifies it as an asset of the company. No mortgages unaccounted for on the credit report, or other evidence provided in the loan file that would support borrower is XXX obligated for any expenses related to this property.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024
Client Defect Invalidated: XXX XXX is not listed as an REO on the application, even though borrower was awarded the property in her divorce; however, this is the address of her XXX, and XXX tax return identifies it as an asset of the company. No mortgages unaccounted for on the credit report, or other evidence provided in the loan file that would support borrower is XXX obligated for any expenses related to this property.
																		02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10253		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/14/2024	Acknowledged	3605	Credit	Asset Documents are Incomplete
Client Defect Validated: The borrower used assets to purchase subject property from a company in which she is XXX% owner; however, documentation was not provided to support that the withdrawal of the assets will not negatively impact the XXX. Without considering these assets the borrower had insufficient funds for subject transaction.
															Change status of 'Asset Documents are Incomplete' from Active to Acknowledged by Client.; Acknowledged by client.	03/04/2024
Client Defect Validated: The borrower used assets to purchase subject property from a company in which she is XXX% owner; however, documentation was not provided to support that the withdrawal of the assets will not negatively impact the XXX. Without considering these assets the borrower had insufficient funds for subject transaction.
																		03/04/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10253		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/14/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10048		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/13/2024	Acknowledged	3603	Credit	No Credit Findings
Credit defect validated. After closing credit report shows additional undisclosed debt however in reviewing the file there is no indication of new debt prior to closing. Defect is invalidated. ; Client defect Validated as we have received evidence of the new debt prior to close.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024
Credit defect validated. After closing credit report shows additional undisclosed debt however in reviewing the file there is no indication of new debt prior to closing. Defect is invalidated. ; Client defect Validated as we have received evidence of the new debt prior to close.
																		02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10048		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% An AVM is required per report. ; BPO ordered due to seasoning			Third Party Valuation Product Provided	02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10048		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/13/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
XXX Defect: FEMA declared XXX a disaster area(Severe Winter storms) on XXX, with an incident end date of XXX/XXX/XXX. The appraisal in the file is dated XX/XX/XXXX and shows no damage. A property inspection report is required.
																	PCI received - no damage noted - condition cleared	03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10108		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/02/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
XXX Defect- FEMA declared XXX county in a disaster area (REMNANTS OF Hurricane XXX) on XXX/XXX/XXX, with a release date of XXX/XXX/XXX. The appraisal in file is dated XX/XX/XXXX and shows no damage, however the appraisal date is prior to the FEMA release date. A Post Disaster Inspection is required. ; PCI received - no damage noted - condition cleared
																	Post Disaster Inspection provided	03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	A	C	C	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10108		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	01/31/2024	Resolved	1226	Compliance	Intent to Proceed is Missing	XXX Defect- The intent to proceed is Missing; Lender provided verification of Borrower's Intent to Proceed. Condition cleared.			The intent to proceed is received.	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	A	C	C	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10108		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/02/2024	Acknowledged	3605	Credit	Asset Documents are Incomplete
Client Defect Validated: XXX Fannie Mae Selling Guide, Chapter B3-XXX-XXX, XXX Gifts, Verifying Donor Availability of Funds and Transfer of Gift Funds, the lender must verify sufficient funds to cover the gift are either in the donor's account or have been transferred to the borrower's account. Acceptable documentation includes the following: A copy of the donor's check and the borrower's deposit slip copy of the donor's withdrawal slip and the borrower's deposit slip, a copy of the donor's check to the closing agent, or a settlement statement showing receipt of the donor's check. The loan file documentation verified a XXX deposited into the Borrowers' XXX account #XXX, however the file lacks the documentation verifying the funds are from the donor as required by the DU and Fannie Mae policies. The subject loan was a purchase transaction. The total amount of verified funds required was XXX including a XXX earnest money deposit. The loan file contains evidence of the availability of XXX in the Borrowers' depository accounts. The remaining required funds in the amount of XXX was not verified from an acceptable source. File documentation included the following: XXX account #XXX statements, XXX Account #XXX statements, XXX Account #XXX statement, XXX Account #XXX statement XX account #XXX statements, Gift Letters for XXX and XXX
															Change status of 'Asset Documents are Incomplete' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024
Client Defect Validated: XXX Fannie Mae Selling Guide, Chapter B3-XXX-XXX, XXX Gifts, Verifying Donor Availability of Funds and Transfer of Gift Funds, the lender must verify sufficient funds to cover the gift are either in the donor's account or have been transferred to the borrower's account. Acceptable documentation includes the following: A copy of the donor's check and the borrower's deposit slip copy of the donor's withdrawal slip and the borrower's deposit slip, a copy of the donor's check to the closing agent, or a settlement statement showing receipt of the donor's check. The loan file documentation verified a XXX deposited into the Borrowers' XXX account #XXX, however the file lacks the documentation verifying the funds are from the donor as required by the DU and Fannie Mae policies. The subject loan was a purchase transaction. The total amount of verified funds required was XXX including a XXX earnest money deposit. The loan file contains evidence of the availability of XXX in the Borrowers' depository accounts. The remaining required funds in the amount of XXX was not verified from an acceptable source. File documentation included the following: XXX account #XXX statements, XXX Account #XXX statements, XXX Account #XXX statement, XXX Account #XXX statement XX account #XXX statements, Gift Letters for XXX and XXX
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	C	C	C	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10082		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/02/2024	Resolved	1296	Property	Was lowest appraised value used to qualify is No
XXX Defect: Was lowest appraised value used to qualify is No. Two appraisals in file, however the lowest appraised value was not used to qualify. Two appraisals were provided with the loan file both dated XX/XX/XXXX with values of XXX and XXX and the higher value was used to qualify. Lower value results in LTV of XXX% which is over the approved AUS LTV of XXX%; Cleared as there was a correction made to the appraisal and not two separate appraisals in file. The XXX is the correct for use.
																	Was lowest appraised values used to qualify is Yes	02/09/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10082		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/02/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/19/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10082		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: ATR Risk - The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX Income was overstated. Recalculation of income using average of Year-To-Date and prior year earnings with time off for family medical leave backed out gives Base income of XXX Tip income of XXX and Year-To-Date Bonus income of XXX
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/06/2024
Client Defect Validated: ATR Risk - The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX Income was overstated. Recalculation of income using average of Year-To-Date and prior year earnings with time off for family medical leave backed out gives Base income of XXX Tip income of XXX and Year-To-Date Bonus income of XXX
																		02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10208		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/31/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% missing AVM as required by report.			Third Party Valuation Product Provided	02/20/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10208		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/03/2024	Resolved	1257	Credit	Borrower Employment Verification does not meet guidelines	XXX Defect: Missing VVOE within XXX days of closing as required. No VVOE was provided in the file.			Lender provided VVOE dated within XXX days of the Note date. Condition cleared.	02/14/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10208		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/03/2024	Acknowledged	3603	Credit	No Credit Findings
(i client Defect Validated: Calculation of income is incomplete and requires a WVOE confirming base income and number of likely hours as only one paystub in file shows XXX base hours for the pay period. That is substantially more than XXX hrs per week and would require confirmation with the WVOE. (i) Client Defect Validated: Lender did not provide proof of sale of property and proof of proceeds for closing of XXX Please note approval is through DU findings not through LP findings.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
(i client Defect Validated: Calculation of income is incomplete and requires a WVOE confirming base income and number of likely hours as only one paystub in file shows XXX base hours for the pay period. That is substantially more than XXX hrs per week and would require confirmation with the WVOE. (i) Client Defect Validated: Lender did not provide proof of sale of property and proof of proceeds for closing of XXX Please note approval is through DU findings not through LP findings.
																		02/08/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10208		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/20/2024	Resolved	3600	Property	Third party AVM Confidence Score is less than XXX%	Third party AVM Confidence Score of XXX is less than XXX%.; AVM received - out of tolerance - additional finding set			CCA received - within tolerance - condition cleared	03/11/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10208		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/03/2024	Resolved	3605	Credit	Asset Documents are Incomplete
XXX Defect: Missing proof of sale of property at XXX XXX with net proceeds of $XXX. No documentation was provided in the file. ; Lender provided a Seller's CD for sale of XXX XXX; however, it is not the final signed CD. Condition retained.
																	Lender provided signed seller CD. Condition cleared.	02/23/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10058		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/06/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: ATR Risk The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX Misrepresentation of Primary Occupancy. Missing other REO supporting documents eal estate income could not be validated
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/12/2024
Client Defect Validated: ATR Risk The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX Misrepresentation of Primary Occupancy. Missing other REO supporting documents real estate income could not be validated
																		02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	C	C	D	D	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10058		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/08/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Downgraded due to SOL.
															Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024
This loan passed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that do not exceed the good faith determination according to §XXX(e)(XXX)(i) lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).
																		02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	C	B	D	D	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10058		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/11/2024	Acknowledged	651	Credit	Borrower Liabilities Verification Indicator is Partial	Client Defect Validated: ATR Risk Misrepresentation of Primary Occupancy. Missing other REO supporting documents real estate income could not be validated	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	02/12/2024	Client Defect Validated: ATR Risk Misrepresentation of Primary Occupancy. Missing other REO supporting documents real estate income could not be validated	02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	D	D	D	D	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10058		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/11/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect validated: ATR Risk - XXX XXX not owned by borrower.; Client Defect validated: ATR Risk - XXX XXX not owned by borrower. Received additional evidence property not owned by the borrower	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/12/2024	Client Defect validated: ATR Risk - XXX XXX not owned by borrower.; Client Defect validated: ATR Risk - XXX XXX not owned by borrower. Received additional evidence property not owned by the borrower	02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	C	C	D	D	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10181		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/05/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval
Client Defect Validated:Incorrect Income Calculation – Base. ATR RISK. Borrower's income is variable, UW treated as full time, XXX hours per week. Employer verified borrower's hours continue to be variable based on workload and without any minimum number of hours guaranteed. Base income from XXX for the borrower was included in the debt-to-income ratio (DTI) calculation. The calculation of this income as XXX was incorrect. The borrower's income was variable and there was an insufficient amount of time in XXX to determine the borrower returned to full-time income. In addition, the year-to-date income reported for XXX was inflated as it included the income from the final week of December XXX The base income was required to be averaged. Therefore, the revised total monthly income of XXX resulted in a revised DTI of XXX%.
															Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Validated:Incorrect Income Calculation – Base. ATR RISK. Borrower's income is variable, UW treated as full time, XXX hours per week. Employer verified borrower's hours continue to be variable based on workload and without any minimum number of hours guaranteed. Base income from XXX for the borrower was included in the debt-to-income ratio (DTI) calculation. The calculation of this income as XXX was incorrect. The borrower's income was variable and there was an insufficient amount of time in XXX to determine the borrower returned to full-time income. In addition, the year-to-date income reported for XXX was inflated as it included the income from the final week of December XXX The base income was required to be averaged. Therefore, the revised total monthly income of XXX resulted in a revised DTI of XXX%.
																		02/08/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	C	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10181		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/05/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable	Client Defect Validated: The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX
Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Audit reviewed Lender's response and has determined the client defect for DTI of XXX% is validated. Acknowledged by Client.
																02/14/2024	Client Defect Validated: The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX	02/14/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	C	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10181		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/01/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; XXX Defect: TILA 10b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation is due to The increase in Appraisal fee and additions of XXX Inspections without valid reasons. Downgraded due to SOL XXX year non rescindable.
															Compliance - SOL - Downgrade - Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Acknowledged - Informational Only	02/09/2024
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; XXX Defect: TILA 10b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation is due to The increase in Appraisal fee and additions of XXX Inspections without valid reasons. Downgraded due to SOL XXX year non rescindable.
																		02/09/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	B	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10273		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/08/2024	Resolved	-96633	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test
This loan failed the homeownership counseling organizations disclosure date test due to the following findings: (12 CFR §XXX(a) he loan has a homeownership counseling organizations disclosure date that is not within three XXX days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); or The homeownership counseling organizations disclosure date is after the closing date to later than three XXX days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(XXX he website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(XXX ata made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data his calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its XXX functions, as described in §XXX(b) and as it relates to §XXX (list of homeownership counseling organizations provided not later than XXX days after a loan originator receives an application). This test excluded the following days from the XXX day count based on the client preferences configured on the company settings XXX days profile page: As not being open on Sunday AS not being open on Saturday PLEASE NOTE: If a conflict results from the client preferences configured on the company settings XXX days profile page such that a day is marked as both open and closed, Compliance Analyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its XXX functions. If this is not the appropriate result, you must revise your settings to remove the conflict lease note: This test does not validate the content of any list of homeownership counseling organizations.; Audit re-reviewed file. Condition rescinded.; Document Required: Homeownership Counseling Organization dated XXX/XXX/XXX, initial Application dated XXX/XXX/XXX, which exceeds the XXX day timing regulation.

This loan passed the homeownership counseling organizations disclosure date test. (12 CFR §XXX(a) he loan has a homeownership counseling organizations disclosure date that is within three XXX days of the loan originator's application date, and the homeownership counseling organizations disclosure date is on or before the closing date to later than three XXX days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(XXX he website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(XXX ata made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data his calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its XXX functions, as described in §XXX(b) and as it relates to §XXX (list of homeownership counseling organizations provided not later than XXX days after a loan originator receives an application). This test excluded the following days from the XXX day count based on the client preferences configured on the company settings XXX days profile page: As not being open on Sunday AS not being open on Saturday PLEASE NOTE: If a conflict results from the client preferences configured on the company settings XXX days profile page such that a day is marked as both open and closed, Compliance Analyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its XXX functions. If this is not the appropriate result, you must revise your settings to remove the conflict lease note: This test does not validate the content of any list of homeownership counseling organizations.
																		02/20/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	B	A	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10273		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/10/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Validated: Borrower income earnings provided by supporting income documentation shows XXX per month that is sufficient income to cover all borrower housing and debt expenses. LOGIX account was paid off in full at the time of closing which relieves borrower of a XXX payment. Manual calculated DTI at the time of closing was XXX%
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024
Client Defect Validated: Borrower income earnings provided by supporting income documentation shows XXX per month that is sufficient income to cover all borrower housing and debt expenses. LOGIX account was paid off in full at the time of closing which relieves borrower of a XXX payment. Manual calculated DTI at the time of closing was XXX%
																		02/12/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10273		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/08/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, ad Proof of Delivery or Valid COC. The zero tolerance is due to increased Discount Fee from LE XX/XX/XXXX to Final CD/PCCD. Downgraded due to SOL.
															Compliance - SOL - Downgrade - Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, ad Proof of Delivery or Valid COC. The zero tolerance is due to increased Discount Fee from LE XX/XX/XXXX to Final CD/PCCD. Downgraded due to SOL.
																		02/20/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	B	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10273		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/19/2024	Resolved	397	Credit	Note Document Indicator is Partial	XXX Defect: Missing simultaneous 2nd lien Note of $XXX.; Lender provided HELOC Note. Condition cleared.			Note document indicator is Present	02/23/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10273		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/08/2024	Resolved	-96369	Compliance	Reimbursement Amount Validation Test
This loan failed the reimbursement amount validation test he loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.
															Change status of 'Reimbursement Amount Validation Test' from Cleared to Revoked.; NA	02/14/2024	This compliance test 'Reimbursement Amount Validation Test' is no longer tested	02/20/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	A	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10273		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/08/2024	Resolved	-96368	Compliance	Consummation or Reimbursement Date Validation Test
This loan failed the closing or reimbursement date validation test he loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Revoked.; Duplicate finding; Change status of 'Consummation or Reimbursement Date Validation Test' from Cleared to Revoked.; NA
																02/14/2024	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	02/20/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	A	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10274		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/07/2024	Resolved	2571	Credit	Final Loan Application is Partial
XXX Defect: The Final XXX Loan Application is missing disclosure of the borrower's REO located at XXX XXX. A VOM provided by the Private Noteholder shows the borrower purchased this vacant land on XX/XX/XXXX and the county assessor ownership history also shows the borrower is the sole owner of the property. The XXX Underwriting Summary Comments states that the property is the borrower's XXX commercial property, for which the borrower's XXX pays rent to the borrower to offset the payment, therefore the lender did not include the debt/income. However, there is no evidence the property is not owned by the borrower or should have been excluded from the application.; Audit reviewed Lenders response and re-reviewed file. Condition rescinded.
															Change status of 'Final Loan Application is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024	Final Loan Application is Present; Audit reviewed Lenders response and re-reviewed file. Condition rescinded.	02/23/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	D	A	D	D	D	A	B	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10274		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/03/2024	Acknowledged	1236	Compliance	XXX XXX Disclosure is Missing	XXX Defect: Missing XXX XXX Disclosure.	Change status of 'XXX XXX Disclosure is Missing' from Active to Acknowledged by Client.; Non-material disclosure - Condition downgraded to B.;	02/27/2024	XXX Defect: Missing XXX XXX Disclosure.	02/27/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	B	B	D	D	D	A	B	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10274		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/07/2024	Acknowledged	1246	Credit	Transmittal Summary is Partial
Client Defect Validated: The lender included rental income on the Final XXX and AUS, even though the borrower did not own a Primary Residence and rental income from the subject property and the concurrent investment property purchase were not allowed.
															Change status of 'Transmittal Summary is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Validated: The lender included rental income on the Final XXX and AUS, even though the borrower did not own a Primary Residence and rental income from the subject property and the concurrent investment property purchase were not allowed.
																		02/08/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	D	D	D	D	D	A	B	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10274		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/07/2024	Acknowledged	651	Credit	Borrower Liabilities Verification Indicator is Partial
Client Defect Validated: "Documentation provided in the file indicated the borrower concurrently purchased another property located at XXX XXX at the same time as the subject property with a sales price of XXX The application indicated a new mortgage debt on this property with a XXX balance and XXX a month payment. However, the file was missing verification of the purchase of this property, amount and verification of the funds needed to purchase this property and the PITI payment for this new debt." The audit determined the purchase contract is missing for the concurrent property purchase, he PITI documentation to calculate the DTI correctly, and the closing cost determination to correctly determine the amount to withhold from the asset reserves.
															Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Validated: "Documentation provided in the file indicated the borrower concurrently purchased another property located at XXX XXX at the same time as the subject property with a sales price of XXX The application indicated a new mortgage debt on this property with a XXX balance and XXX a month payment. However, the file was missing verification of the purchase of this property, amount and verification of the funds needed to purchase this property and the PITI payment for this new debt." The audit determined the purchase contract is missing for the concurrent property purchase, he PITI documentation to calculate the DTI correctly, and the closing cost determination to correctly determine the amount to withhold from the asset reserves.
																		02/08/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	D	D	D	D	D	A	B	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10274		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/03/2024	Resolved	3800	Property	Third Party Valuation Product Not Provided	XXX Defect: Third Party Valuation Product Not Provided and CU Score is not provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.; BPO ordered due to seasoning	Change status of 'Third Party Valuation Product Not Provided' from Cleared to Revoked.; Revoked; BPO ordered due to seasoning	02/12/2024	Third Party Valuation Product Provided.; Third Party Valuation Product Provided.	02/19/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	D	A	D	D	D	A	B	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10037		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/13/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
client defect validated: UW cannot replicate the base wage income that was used to qualify due to conflicting information listed on the WVOE. Review of the WVOE shows that the borrower receives a annual base wage of XXXK. However the YTD figures for the current and previous two years shown do not support that. it appears the borrowers primary source of wage income is commissions. because of this the most stable and consistent thing to do would be to use an average of all XXX years commission income + an average of all XXX years base pay. this decreases the borrowers income and increases the DTI to XXX%. the AUS would need to be re-run for an approval.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024
client defect validated: UW cannot replicate the base wage income that was used to qualify due to conflicting information listed on the WVOE. Review of the WVOE shows that the borrower receives a annual base wage of 75K. However the YTD figures for the current and previous two years shown do not support that. it appears the borrowers primary source of wage income is commissions. because of this the most stable and consistent thing to do would be to use an average of all XXX years commission income + an average of all XXX years base pay. this decreases the borrowers income and increases the DTI to XXX%. the AUS would need to be re-run for an approval.
																		02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	C	C	C	B	B	C	B	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B
MMCA2026SD10037		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/09/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	B	B	C	C	B	B	C	B	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B
MMCA2026SD10037		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/10/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA XXX required: A refund in the amount of XXX cure package:PCCD with LOE, copy of refund and proof of delivery. The Transfer taxes XXX increased on the CD issued XX/XX/XXXX without a valid reason. Downgraded due to SOL XXX year.
															Compliance - SOL - Downgrade - Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Acknowledged by client.	02/16/2024
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA XXX required: A refund in the amount of XXX cure package:PCCD with LOE, copy of refund and proof of delivery. The Transfer taxes XXX increased on the CD issued XX/XX/XXXX without a valid reason. Downgraded due to SOL XXX year.
																		02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	B	C	C	B	B	C	B	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B
MMCA2026SD10009		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM (APOR)	Loan Review Complete	02/12/2024	Acknowledged	3603	Credit	No Credit Findings	Client defect validated. Borrower signed a credit inquiry letter stating no new accounts opened. No evidence of XXX. No evidence in file of a XXX undisclosed mortgage.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/13/2024	Client defect validated. Borrower signed a credit inquiry letter stating no new accounts opened. No evidence of XXX. No evidence in file of a XXX undisclosed mortgage.	02/13/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10230		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Loan Review Complete	02/12/2024	Acknowledged	1248	Credit	AUS is Partial
Client Defect Validated: ATR Risk- Underwriter was unable to find the terms of debt for subordinate financing in the amount of XXX and the monthly payment was not located in the loan file. Additionally, there wasn't a subordination agreement in file.
															Change status of 'AUS is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/14/2024
Client Defect Validated: ATR Risk- Underwriter was unable to find the terms of debt for subordinate financing in the amount of XXX and the monthly payment was not located in the loan file. Additionally, there wasn't a subordination agreement in file.
																		02/14/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	D	D	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10230		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Loan Review Complete	02/09/2024	Acknowledged	-96365	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; Downgraded due to TILA XXX year SOL.; TILA 130B Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The XXX% tolerance violation in the amount of XXX is due to addition of title fees in excess of XXX% allowable.
															Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Active to Acknowledged by Client.; Downgraded due to TILA XXX year SOL.	02/13/2024
This loan passed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX do not exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; Downgraded due to TILA XXX year SOL.
																		02/13/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	C	B	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10230		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Loan Review Complete	02/12/2024	Resolved	1431	Credit	Liquid Reserves (Dollar Amount) are less than AUS Minimum Required
The liquid reserves of XXX are less than the minimum required per AUS of XXX.; XXX defect: ATR Risk-The liquid reserves of XXX are less than the minimum required per AUS of XXX. EMD of XXX not sourced and two large deposits had to be subtracted. Large deposit of XXX on XXX/XXX/XXX, and XXX on XX/XX/XXXX were subtracted from bank balances in XXX #XXX. ; Audit reviewed Lenders response and re-reviewed file. Condition rescinded.; Audit reviewed Lenders response, however; Cash to close in the amount of XXX is greater than the available asset amount of XXX. Large deposit of XXX on XXX/XXX/XXX, and XXX on XX/XX/XXXX were subtracted from bank balances in XXX #XXX.
																	The liquid reserves of XXX are greater than or equal to the AUS minimum required of XXX.; The liquid reserves of XXX are greater than or equal to the AUS minimum required of ___.	02/23/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	C	A	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10230		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Loan Review Complete	02/12/2024	Resolved	1257	Credit	Borrower Employment Verification does not meet guidelines	XXX defect: ATR Risk- Missing search engine results for phone number used for VVOE. ; Lender provided google search verifying Borrower's employer phone number. condition cleared.			The exception 'Borrower Employment Verification does not meet guidelines' is cleared.	02/21/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	C	A	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10230		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Loan Review Complete	02/12/2024	Resolved	2095	Credit	Insufficient cash to close.
Audit reviewed Lenders response, however; Cash to close in the amount of XXX is greater than the available asset amount of XXX. Large deposit of XXX on XXX/XXX/XXX, and XXX on XX/XX/XXXX were subtracted from bank balances in XXX #XXX. Condition remains.; XXX defect: ATR Risk- Cash to close in the amount of XXX is greater than the available asset amount of $XXX.; Lender provided documentation for the XXX deposit. Condition cleared.
																	Sufficient cash to close is documented.; Sufficient cash to close is documented.	03/04/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	C	A	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10230		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Loan Review Complete	02/07/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM provided within XXX% tolerance and confidence score above XXX% Condition cleared.			Third Party Valuation Product Provided	02/20/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	D	A	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10230		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Loan Review Complete	02/07/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided
XXX Defect: Duplicate finding-Third Party Valuation Product Not Provided and CU Score is XX/XX/XXXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; AVM provided within XXX% tolerance and confidence score above XXX% Condition cleared.
																	Third Party Valuation Product Provided.	02/20/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	D	A	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10101		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/05/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect validated: The income documentation submitted for our review included XXX/XXX's and XXX's. According to the lender the income used at origination was not supported by the documentation provided, The lender self-reported the income used was not reported to the IRS. According to the lender's self - report, the IRS tax transcripts indicate XXX income reported for tax years XXX/XXX.. ; Client Defect Invalidated: Transcripts are missing from loan file.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024
Client Defect validated: The income documentation submitted for our review included XXX/XXX's and XXX's. According to the lender the income used at origination was not supported by the documentation provided, The lender self-reported the income used was not reported to the IRS. According to the lender's self - report, the IRS tax transcripts indicate XXX income reported for tax years XXX/XXX.. ; Client Defect Invalidated: Transcripts are missing from loan file.
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10101		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/05/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	; CU < XX/XX/XXXX - not required; XXX defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% Missing Third Party Valuation Product.			Third Party Valuation Product Provided	02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10229		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/08/2024	Acknowledged	-96365	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; Downgraded due to SOL.; TILA 130b cure required. Cure of XXX required. Title charges increased from XXX on Initial LE issued XX/XX/XXXX to XXX on Final CD issued XXX/XXX/XXX. This exceeds the aggregate plus XXX% by $XXX. Please provide valid COC or cure. Cure requirements include PCCD, LOE, copy of refund check, and proof of delivery. Lender used title provider for all title settlement charges except the Lenders Title Insurance Fee which are all subject to XXX% tolerance. We cannot include the LE Lender Title Insurance Fee since they shopped that fee and was subject to no tolerance.
															Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024
This loan passed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX do not exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; Downgraded due to SOL.; TILA 130b cure required. Cure of XXX required. Title charges increased from XXX on Initial LE issued XX/XX/XXXX to XXX on Final CD issued XXX/XXX/XXX. This exceeds the aggregate plus XXX% by $XXX. Please provide valid COC or cure. Cure requirements include PCCD, LOE, copy of refund check, and proof of delivery. Lender used title provider for all title settlement charges except the Lenders Title Insurance Fee which are all subject to XXX% tolerance. We cannot include the LE Lender Title Insurance Fee since they shopped that fee and was subject to no tolerance. ;
																		02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	C	B	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10229		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided
XXX Defect: Third Party Valuation Product Not Provided and CU Score is XXX and FXXX Defect: HLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; AVM received. Additional finding added. Condition cleared.
																	Third Party Valuation Product Provided.	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	D	A	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10229		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM received. Additional finding added. Condition cleared.			Third Party Valuation Product Provided	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	D	A	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10229		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/10/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated: Income Documentation provided by XXXXX shows borrower receives a salary of $XXX/XXX=$XXX rounded XXX is sufficient and matches the income used to qualify borrower.;	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024	Client Defect Invalidated: Income Documentation provided by XXXX shows borrower receives a salary of $XXX/XXX=$XXX rounded XXX is sufficient and matches the income used to qualify borrower.;	02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	C	C	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10229		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/06/2024	Acknowledged	1246	Credit	Transmittal Summary is Partial
CLient defect validated: Undisclosed Liability - A recent credit report obtained by Fannie Mae reported additional monthly debt with XXX XXX #XXX that was not disclosed in the loan documentation. Including a monthly payment of XXX resulted in a revised DTI of XXX%.
															Change status of 'Transmittal Summary is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	03/06/2024
CLient defect validated: Undisclosed Liability - A recent credit report obtained by Fannie Mae reported additional monthly debt with XXX XXX #XXX that was not disclosed in the loan documentation. Including a monthly payment of XXX resulted in a revised DTI of XXX%.
																		03/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	D	D	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10229		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/20/2024	Resolved	3600	Property	Third party AVM Confidence Score is less than XXX%	Third party AVM Confidence Score of XX/XX/XXXX is less than XXX%.; AVM received - out of tolerance - additional finding set ; CCA received - within tolerance - cleared			Additional third party valuation requested to support value. Additional third party valuation product provided that supports value.	03/13/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	D	A	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10229		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/20/2024	Resolved	3598	Property	Third Party AVM to appraised value exceeds XXX% allowable variance	Third party AVM value of XXX with a variance of XXX exceeds XXX% allowable variance.; AVM received - out of tolerance - additional finding set ; CCA received - within tolerance - cleared			Additional third party valuation requested to support value. Additional third party valuation product provided that supports value.	03/13/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	C	A	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10211		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/01/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/19/2024	Borrower has stable job time - Borrower has XXX years at job.	D	C	D	A	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10211		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/31/2024	Resolved	2077	Credit	Fraud Report Missing	XXX Defect: Fraud report Missing.; Lender provided fraud report. Condition cleared.			Fraud report Present.	02/09/2024	Borrower has stable job time - Borrower has XXX years at job.	D	C	D	A	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10211		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Acknowledged	2095	Credit	Insufficient cash to close.	Client Defect Validated:; Cash to close in the amount of XXX is greater than the available asset amount of XXX. Missing evidence of sufficient assets to close.	Change status of 'Insufficient cash to close.' from Active to Acknowledged by Client.; Acknowledged by client	02/06/2024	Client Defect Validated:; Cash to close in the amount of XXX is greater than the available asset amount of XXX. Missing evidence of sufficient assets to close.	02/06/2024	Borrower has stable job time - Borrower has XXX years at job.	D	C	C	C	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10211		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/01/2024	Resolved	3420	Credit	DTI Exceeds AUS Maximum Allowable
XXX Defect: The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; Lender provided updated credit report reflecting scores matching AUS and updated liabilities. Audit re-calculated debt and has determined audit DTI of XXX% is within tolerance of the AUS approved DTI of XXX%. Condition cleared.
																	The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX	02/09/2024	Borrower has stable job time - Borrower has XXX years at job.	D	C	C	A	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10211		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/31/2024	Resolved	1430	Credit	FICO is less than the AUS Minimum Required	XXX Defect:; The FICO of XXX is less than the minimum required per AUS of XXX; Lender provided credit report dated XX/XX/XXXX reflecting mid FICO score of XXX Condition cleared.			The FICO of ___ is not less than the minimum required per AUS of XXX	02/09/2024	Borrower has stable job time - Borrower has XXX years at job.	D	C	C	A	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10281		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/15/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable	CLient Defect validated: The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX	Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/27/2024	CLient Defect validated: The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX	02/27/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10281		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/15/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Validated: The subject loan was delivered as a primary residence transaction. A review of the loan revealed the following: The subject transaction closed as a cash-out refinance of a primary residence located at XXX XXX. The loan application reflects the borrower resided at the subject property for XXX years and owns a rental property located at XXX XXX. However, Fannie Mae is in receipt of the loan for XXX XXX which originated on XX/XX/XXXX and closed as a purchase of a primary residence. Further, the loan application for XXX XXX discloses the subject property (XXX XXX) as an investment property with gross rental income of XXX per month. Exclusion of the rental income for XXX XXX results in a DTI of XXX% making the loan ineligible for delivery to Fannie Mae. As a result, the occupancy of the subject property was misrepresented.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/16/2024
Client Defect Validated: The subject loan was delivered as a primary residence transaction. A review of the loan revealed the following: The subject transaction closed as a cash-out refinance of a primary residence located at XXX XXX. The loan application reflects the borrower resided at the subject property for XXX years and owns a rental property located at XXX XXX. However, Fannie Mae is in receipt of the loan for XXX XXX which originated on XX/XX/XXXX and closed as a purchase of a primary residence. Further, the loan application for XXX XXX discloses the subject property (XXX XXX) as an investment property with gross rental income of XXX per month. Exclusion of the rental income for XXX XXX results in a DTI of XXX% making the loan ineligible for delivery to Fannie Mae. As a result, the occupancy of the subject property was misrepresented.
																		02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10281		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/13/2024	Acknowledged	-96365	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; TILA 130b Cure required, refund in the amount of XXX with PCCD, LOE, Copy of Refund Check and Proof of delivery or a valid COC. The file is missing valid COCs for the following: The Mortgage Recording fee increased from XXX to XXX on the LE dated XXX/XXX/XXX; The Mortgage Recording fee increased from XXX to XXX on the CD dated XXX/XXX/XXX.

Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Active to Acknowledged by Client.; Downgraded due to TILA XXX year SOL.; Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Revoked to Acknowledged by Client.; Acknowledged by client;
																02/16/2024	Compliance - SOL - Downgrade	02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	B	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10281		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/13/2024	Acknowledged	1236	Compliance	XXX XXX Disclosure is Missing	The affiliate XXX disclosure is Missing; XXX defect The affiliate XXX disclosure is Missing; Non-material disclosure - Condition downgraded to B.	Change status of 'XXX XXX Disclosure is Missing' from Active to Acknowledged by Client.; ; Non-material disclosure - Condition downgraded to B.;	02/27/2024	The affiliate XXX disclosure is Not Applicable	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	B	B	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10281		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/10/2024	Resolved	721	Credit	Borrower Credit Report is Missing	XXX Defect: Missing Borrower credit report; Condition cleared as we have received the missing credit report.			Borrower credit report received	02/23/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10221		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/14/2024	Acknowledged	3603	Credit	No Credit Findings
The loan meets all applicable credit guidelines. Client Defect Invalidated: False Representation/Undisclosed Obligation - A credit report obtained disclosed an auto debt opened XX/XX/XXXX for XXX prior to closing XX/XX/XXXX with XXX Financial. Unable to validate defect as file does not contain updated credit report.
															Change status of 'No Credit Findings' from Active to Acknowledged by Seller.; Acknowledged by client	02/15/2024
The loan meets all applicable credit guidelines. Client Defect Invalidated: False Representation/Undisclosed Obligation - A credit report obtained disclosed an auto debt opened XX/XX/XXXX for XXX prior to closing XX/XX/XXXX with XXX Financial. Unable to validate defect as file does not contain updated credit report.
																		02/15/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10221		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/14/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/16/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10248		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/14/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/16/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10248		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/14/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Validated: Income Misrepresentation The income documentation submitted for our review included canceled checks for child support. According to the final loan application indicated the borrower received XXX per month in child support. The loan file contained a Marriage Settlement Agreement purporting the borrower was divorced XX/XX/XXXX in the XXX (Case #HF-XXX) and had two disabled children, however, a review of third-party vendor person reports and relationship identifier reports did not show any relation or association between the borrower and the purported ex-spouse or children. A XXX search indicated case number format HF is not available in any CA courts. Additionally, the child support checks presented in the loan file are reporting deposited into the XXX XXX Bank account XXX Reverification of Deposit verified the statements were not factual. Asset Misrepresentation The asset documentation submitted for our review included XXX XXX Bank statement for account XXX According to the review of the statements reported the statement dated XX/XX/XXXX with an ending balance XXX and statement dated XX/XX/XXXX with an ending balance XXX the Re-verification of deposit verified with XXX XXX the statements were not factual.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024
Client Defect Validated: Income Misrepresentation The income documentation submitted for our review included canceled checks for child support. According to the final loan application indicated the borrower received XXX per month in child support. The loan file contained a Marriage Settlement Agreement purporting the borrower was divorced XX/XX/XXXX in the XXX (Case #HF-XXX) and had two disabled children, however, a review of third-party vendor person reports and relationship identifier reports did not show any relation or association between the borrower and the purported ex-spouse or children. A XXX search indicated case number format HF is not available in any CA courts. Additionally, the child support checks presented in the loan file are reporting deposited into the Well XXX Bank account XXX Reverification of Deposit verified the statements were not factual. Asset Misrepresentation The asset documentation submitted for our review included XXX XXX Bank statement for account XXX According to the review of the statements reported the statement dated XX/XX/XXXX with an ending balance XXX and statement dated XX/XX/XXXX with an ending balance XXX the Re-verification of deposit verified with XXX XXX the statements were not factual.
																		02/15/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10041		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/01/2024	Resolved	3810	Property	Third Party Valuation Product Not Provided
Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; BPO ordered due to seasoning
																	Third Party Valuation Product Provided.	02/08/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10041		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/01/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning			Third Party Valuation Product Provided	02/08/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10041		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/02/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; XXX Defect: TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Appraisal fee XXX increased on the LE issued XX/XX/XXXX without a valid reason.
															Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Downgraded due to SOL.	02/19/2024
This loan passed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that do not exceed the good faith determination according to §XXX(e)(XXX)(i) lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).
																		02/08/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10041		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/03/2024	Acknowledged	3603	Credit	No Credit Findings	Credit exception invalid - seasoning issue defect not valid. The loan was originated in XXX and was transferred in XXX/XXX. Seasoning met.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024	Credit exception invalid - seasoning issue defect not valid. The loan was originated in XXX and was transferred in XXX/XXX. Seasoning met.	02/08/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10062		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/03/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated: loan seasoning is sufficient.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024	Client Defect Invalidated: loan seasoning is sufficient.	02/08/2024		D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10062		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/01/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to servicing			Third Party Valuation Product Provided	02/08/2024		D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10062		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/01/2024	Resolved	3810	Property	Third Party Valuation Product Not Provided
Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; BPO ordered due to servicing
																	Third Party Valuation Product Provided.	02/08/2024		D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10063		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/08/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10063		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval
Client Defect Validated: ATR Risk - Tax returns provided for borrower's income show significant decline in income from XXX to XXX Using the average of the two years, borrower's income came to XXX and not the XXX lender used to qualify the borrower.
															Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024
Client Defect Validated: ATR Risk - Tax returns provided for borrower's income show significant decline in income from XXX to XXX Using the average of the two years, borrower's income came to XXX and not the XXX lender used to qualify the borrower.
																		02/08/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10063		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: ATR Risk - The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX Borrower's income proved from XXX & XXX tax returns is significantly less than the amount used to qualify by the lender
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024
Client Defect Validated: ATR Risk - The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX Borrower's income proved from XXX & XXX tax returns is significantly less than the amount used to qualify by the lender
																		02/08/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10196		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Higher Priced QM Risk (APOR)	Loan Review Complete	02/02/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Validated: The Mortgage Insurance Rescinded. The minimum payment on the student loan should have been calculated by taking the balance x XXX%. The Lender only used XXX%. The DTI is higher than originally calculated.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Validated: The Mortgage Insurance Rescinded. The minimum payment on the student loan should have been calculated by taking the balance x XXX%. The Lender only used XXX%. The DTI is higher than originally calculated.
																		02/08/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10196		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Higher Priced QM Risk (APOR)	Loan Review Complete	01/31/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable	Client Defect Validated: The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX	Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/13/2024	Client Defect Validated: The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX	02/13/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10196		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Higher Priced QM Risk (APOR)	Loan Review Complete	01/31/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM received. Additional finding added. Condition cleared.			Third Party Valuation Product Provided	02/20/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10196		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Higher Priced QM Risk (APOR)	Loan Review Complete	02/20/2024	Resolved	3600	Property	Third party AVM Confidence Score is less than XXX%	Third party AVM Confidence Score of XXX is less than XXX%.; CCA provided within tolerance. Condition cleared.			Additional third party valuation requested to support value. Additional third party valuation product provided that supports value.	03/11/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10196		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Higher Priced QM Risk (APOR)	Loan Review Complete	02/20/2024	Resolved	3598	Property	Third Party AVM to appraised value exceeds XXX% allowable variance	Third party AVM value of XXX with a variance of XX/XX/XXXX exceeds XXX% allowable variance.; CCA provided within tolerance. Condition cleared.			Additional third party valuation requested to support value. Additional third party valuation product provided that supports value.	03/11/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10196		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Higher Priced QM Risk (APOR)	Loan Review Complete	01/31/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided
XXX Defect: Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; AVM received. Additional finding added. Condition cleared.
																	Third Party Valuation Product Provided.	02/20/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10154		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/08/2024	Acknowledged	1248	Credit	AUS is Partial	Client Defect Validated: Uninsurable - The prior sale on the appraisal was XX/XX/XXXX and the case number was pulled on XX/XX/XXXX which is less than a year so FHAC is using the adjusted value of XXX	Change status of 'AUS is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024	Client Defect Validated: Uninsurable - The prior sale on the appraisal was XX/XX/XXXX and the case number was pulled on XX/XX/XXXX which is less than a year so FHAC is using the adjusted value of XXX	02/08/2024		D	D	D	D	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10264		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated: QM Fail: True Fail by $XXX. Audit True Fail by $XXX.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024	Client Defect Invalidated: QM Fail: True Fail by $XXX. Audit True Fail by $XXX.	02/08/2024
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves (Dollars) are Greater than the Guideline Minimum' is removed he compensating factor 'Liquid Reserves (Dollars) are Greater than the Guideline Minimum' is removed.
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10264		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Resolved	1431	Credit	Liquid Reserves (Dollar Amount) are less than AUS Minimum Required	; Finding already fired for short cash to close and no actual reserves were required so not a valid finding.
Change status of 'Liquid Reserves (Dollar Amount) are less than AUS Minimum Required' from Active to Revoked.; Revoked; Finding already fired for short cash to close and no actual reserves were required so not a valid finding.
																02/08/2024	The liquid reserves of XXX are greater than or equal to the AUS minimum required of XXX.	02/14/2024
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves (Dollars) are Greater than the Guideline Minimum' is removed he compensating factor 'Liquid Reserves (Dollars) are Greater than the Guideline Minimum' is removed.
																				D	C	C	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10264		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% Missing Third Party Valuation Product.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/08/2024
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves (Dollars) are Greater than the Guideline Minimum' is removed he compensating factor 'Liquid Reserves (Dollars) are Greater than the Guideline Minimum' is removed.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10264		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Resolved	2095	Credit	Insufficient cash to close.
XXX defect: ATR Risk - Cash to close in the amount of XXX is greater than the available asset amount of $XXX. File is missing evidence of receipt of gift funds in the amount of $XXX; Lender provided wire transfer details reflecting gift of XXX was wired directly to the settlement agent. Condition cleared.
																	Sufficient cash to close is documented.	02/14/2024
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves (Dollars) are Greater than the Guideline Minimum' is removed he compensating factor 'Liquid Reserves (Dollars) are Greater than the Guideline Minimum' is removed.
																				D	C	C	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10140		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/01/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO Ordered - seasoned > XXX months			Third Party Valuation Product Provided	02/05/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	D	D	A	C	C	D	D	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A
MMCA2026SD10140		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/06/2024	Acknowledged	932	Property	Origination Appraisal is Partial
Client Defect Validated: The subject condominium project is ineligible. The subject condominium unit is located within the XXX project. The project is ineligible per Freddie Mac's Guide Section XXX as noted below: XXX (b) (XXX): Projects and/or HOAs that are licensed (or have a designated licensed agent), have a permit to operate, or are registered, as a type of transient housing (e., vacation rental license, short term rental registrant, etc.) for the rental of non-HOA owned units are ineligible. The project is licensed as XXX. XXX (i): A project in which the HOA is named as a party to pending litigation that relates to safety, structural soundness, functional use or habitability of the project is ineligible. Per the questionnaire, the HOA is involved in litigation. Documentation of the litigation was not provided in the loan file. Per documentation provided in reviews of other units within the project, the litigation documents confirm architectural, roofing, mechanical, electrical, Water overflow, elevator construction, and structural deficiencies. Condotel. The HOA has a permit to operate, or are registered, as a type of transient housing. The appraisal report reflects the property has valet parking and XXX% commercial space.
															Change status of 'Origination Appraisal is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/06/2024
Client Defect Validated: The subject condominium project is ineligible. The subject condominium unit is located within the XXX project. The project is ineligible per Freddie Mac's Guide Section XXX as noted below: XXX (b) (XXX): Projects and/or HOAs that are licensed (or have a designated licensed agent), have a permit to operate, or are registered, as a type of transient housing (e., vacation rental license, short term rental registrant, etc.) for the rental of non-HOA owned units are ineligible. The project is licensed as XXX. XXX (i): A project in which the HOA is named as a party to pending litigation that relates to safety, structural soundness, functional use or habitability of the project is ineligible. Per the questionnaire, the HOA is involved in litigation. Documentation of the litigation was not provided in the loan file. Per documentation provided in reviews of other units within the project, the litigation documents confirm architectural, roofing, mechanical, electrical, Water overflow, elevator construction, and structural deficiencies. Condotel. The HOA has a permit to operate, or are registered, as a type of transient housing. The appraisal report reflects the property has valet parking and XXX% commercial space.
																		02/06/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	D	D	D	C	C	D	D	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A
MMCA2026SD10140		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/01/2024	Acknowledged	1257	Credit	Borrower Employment Verification does not meet guidelines
XXX Defect: Missing K1's and W2 income to support self-employment income; Lender provided XXX tax return for Borrower XXX and XXX tax return for Borrower XXX; however, did not provide the XXX tax return with K1 for XXX. Condition retained.; Lender provided K1’s that were in the loan file. The loan file is missing the following for Borrower XXX the XXX tax return, XXX tax return for XXX, and XXX K1 for XXX. The loan file is missing the following for Borrower XXX the XXX and XXX tax returns, XXX tax return for XXX, and XXX K1 for XXX. Condition retained.
															Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.; Acknowledged by client	03/12/2024
XXX Defect: Missing K1's and W2 income to support self-employment income; Lender provided XXX tax return for Borrower XXX and XXX tax return for Borrower XXX; however, did not provide the XXX tax return with K1 for XXX. Condition retained.; Lender provided K1’s that were in the loan file. The loan file is missing the following for Borrower XXX the XXX tax return, XXX tax return for XXX, and XXX K1 for XXX. The loan file is missing the following for Borrower XXX the XXX and XXX tax returns, XXX tax return for XXX, and XXX K1 for XXX. Condition retained.
																		03/12/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	D	C	C	C	C	D	D	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A
MMCA2026SD10219		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: Comments indicate the Desktop appraisal form 70D is not permitted by FHLMC since it is a non arms length transaction however, the LP approval actually states" Minimum required appraisal report desktop appraisal form is the minimum assessment required" Defect is invalid.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024
Client Defect Invalidated: Comments indicate the Desktop appraisal form 70D is not permitted by FHLMC since it is a non arms length transaction however, the LP approval actually states" Minimum required appraisal report desktop appraisal form is the minimum assessment required" Defect is invalid.
																		02/12/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10324		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/08/2024	Acknowledged	-96365	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; Downgraded due to SOL.; TILA XXX Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or valid COC. The XXX% tolerance violation is due to increase of Mortgage Recording Fee from LE XX/XX/XXXX to Final CD/PCCD.
															Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; Downgraded due to SOL.; TILA XXX Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or valid COC. The XXX% tolerance violation is due to increase of Mortgage Recording Fee from LE XX/XX/XXXX to Final CD/PCCD.
																		02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10324		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/14/2024	Acknowledged	1236	Compliance	XXX XXX Disclosure is Missing	Document Required: The affiliate XXX disclosure is Missing.; Lender provided FACTS sheet indicating Lender has affiliates; however, did not provide the XXX XXX Disclosure. Condition retained.	Change status of 'XXX XXX Disclosure is Missing' from Active to Acknowledged by Client.; Non-material disclosure - Condition downgraded to B.;	02/27/2024	Document Required: The affiliate XXX disclosure is Missing.; Lender provided FACTS sheet indicating Lender has affiliates; however, did not provide the XXX XXX Disclosure. Condition retained.	02/27/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	B	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10324		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Resolved	3580	Property	Third Party Valuation Product not Provided
Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required
																	Third Party Valuation Product Provided; Third Party Valuation Product Provided	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10324		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/10/2024	Acknowledged	3603	Credit	No Credit Findings
The loan meets all applicable credit guidelines.; Client Defect Invalidated: Borrowers XXX & XXX appears to have made a decision to combine living space and downsize which reduces the chances of borrowers not being to afford expenses. Departure residence created a higher overhead wherein new subject reduces overhead and borrower XXX gains more income due to departure residence being leased.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by Client	02/14/2024
The loan meets all applicable credit guidelines.; Client Defect Invalidated: Borrowers XXX & XXX appears to have made a decision to combine living space and downsize which reduces the chances of borrowers not being to afford expenses. Departure residence created a higher overhead wherein new subject reduces overhead and borrower XXX gains more income due to departure residence being leased.
																		02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10179		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	02/05/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect validated: - Compliance - HOPEA Violation is not warranted due to the loan purpose. This is a XXX purpose purchase of Investment property which is ATR EXEMPT with no compliance report review.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect validated: - Compliance - HOPEA Violation is not warranted due to the loan purpose. This is a XXX purpose purchase of Investment property which is ATR EXEMPT with no compliance report review.
																		02/08/2024	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10280		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	01/31/2024	Acknowledged	1236	Compliance	XXX XXX Disclosure is Missing
XXX Defect: Missing the XXX XXX Disclosure.; Lender provided a screen shot for Broker Details; however, did not provide an attestation on Lender's letterhead indicating Lender has no affiliates. Condition retained.
															Change status of 'XXX XXX Disclosure is Missing' from Active to Acknowledged by Client.; Non-material disclosure - Condition downgraded to B.;	02/27/2024
XXX Defect: Missing the XXX XXX Disclosure.; Lender provided a screen shot for Broker Details; however, did not provide an attestation on Lender's letterhead indicating Lender has no affiliates. Condition retained.
																		02/27/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	B	B	A	A	A	A	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C
MMCA2026SD10280		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/04/2024	Acknowledged	3504	Compliance	Informed Consumer Choice Notice was not provided within XXX days of loan application
(i). Client Defect Not Validated: "FHA uninsurable - Unable to obtain the FHA Amendatory Clause disclosure dated prior to closing." The audit confirmed the FHA Amendatory Clause disclosure was dated XXX/XXX/XXX, which was after the XX/XX/XXXX closing date; additionally, the FHA Amendatory Clause portion of the Amendatory Clause / Real Estate Certification combination disclosure was not executed by the seller as required. (ii.) XXX Defect: The Informed Consumer Choice Notice provided to the borrower on XX/XX/XXXX was not provided within XXX days of application date of XXX/XXX/XXX.
															Change status of 'Informed Consumer Choice Notice was not provided within XXX days of loan application' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
(i). Client Defect Not Validated: "FHA uninsurable - Unable to obtain the FHA Amendatory Clause disclosure dated prior to closing." The audit confirmed the FHA Amendatory Clause disclosure was dated XXX/XXX/XXX, which was after the XX/XX/XXXX closing date; additionally, the FHA Amendatory Clause portion of the Amendatory Clause / Real Estate Certification combination disclosure was not executed by the seller as required. (ii.) XXX Defect: The Informed Consumer Choice Notice provided to the borrower on XX/XX/XXXX was not provided within XXX days of application date of XXX/XXX/XXX.
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	C	A	A	A	A	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C
MMCA2026SD10016		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	03/05/2024	Acknowledged	3603	Credit	No Credit Findings	Client defect Invalidated: Unable to determine the seasoning requirements XXX we are missing a copy of the original note.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	03/06/2024	Client defect Invalidated: Unable to determine the seasoning requirements XXX we are missing a copy of the original note.	03/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	C	C	C	B	B	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10016		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	03/05/2024	Resolved	2587	Credit	Borrower Income Verification is less than XXX months	Borrower Income Verification is less than XXX months			Income Verification of XXX is greater than XXX months.	03/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	A	C	C	B	B	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10016		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/11/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.; Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client.	03/21/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	03/05/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	B	B	C	C	B	B	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10227		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/14/2024	Resolved	932	Property	Origination Appraisal is Partial	XXX Defect: Missing documentation borrower received a copy of the appraisal at or prior to closing. ; Lender provided verification of Borrower's receipt of appraisal. Condition cleared.			Origination appraisal is Present.	02/23/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	D	B	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10227		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/12/2024	Acknowledged	1232	Compliance	CHARM Booklet is Missing	XXX Defect: The CHARM booklet is Missing. Downgraded due to SOL
Change status of 'CHARM Booklet is Missing' from Acknowledged by Client to Revoked.; Revoked.; Change status of 'CHARM Booklet is Missing' from Active to Acknowledged by Client.; Acknowledged by client; Change status of 'CHARM Booklet is Missing' from Revoked to Acknowledged by Client.; Acknowledged by client
																02/16/2024	XXX Defect: The CHARM booklet is Missing. Downgraded due to SOL	02/16/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	B	B	C	C	D	A	D	B	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10227		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/14/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: Updated, post close credit report does not verify new XXX payment was opened prior to note date, only that it was opened in the same month as the note date. Undisclosed Obligation- A Credit Report obtained as part of Freddie Mac's quality control process disclosed an installment auto loan was opened XX/XX/XXXX XXX #XXX prior to the Note Date of XXX/XXX/XXX. The monthly payment for this obligation was $XXX nable to validate defect as file does not contain updated credit report.; Client Defect Invalidated: Updated, post close credit report does not verify new XXX payment was opened prior to note date, only that it was opened in the same month as the note date. Undisclosed Obligation- A Credit Report obtained as part of Freddie Mac's quality control process disclosed an installment auto loan was opened XX/XX/XXXX XXX #XXX prior to the Note Date of XXX/XXX/XXX. The monthly payment for this obligation was $XXX enable to validate defect as file does not contain updated credit report.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024
Client Defect Invalidated: Updated, post close credit report does not verify new XXX payment was opened prior to note date, only that it was opened in the same month as the note date. Undisclosed Obligation- A Credit Report obtained as part of Freddie Mac's quality control process disclosed an installment auto loan was opened XX/XX/XXXX XXX #XXX prior to the Note Date of XXX/XXX/XXX. The monthly payment for this obligation was $XXX enable to validate defect as file does not contain updated credit report.; Client Defect Invalidated: Updated, post close credit report does not verify new XXX payment was opened prior to note date, only that it was opened in the same month as the note date. Undisclosed Obligation- A Credit Report obtained as part of Freddie Mac's quality control process disclosed an installment auto loan was opened XX/XX/XXXX XXX #XXX prior to the Note Date of XXX/XXX/XXX. The monthly payment for this obligation was $XXX enable to validate defect as file does not contain updated credit report.
																		02/15/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	D	B	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10227		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/14/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/16/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	D	B	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10227		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/12/2024	Acknowledged	1230	Compliance	ARM Disclosure is Missing	XXX Defect: The ARM disclosure is Missing. Downgraded due to SOL.
Change status of 'ARM Disclosure is Missing' from Acknowledged by Client to Revoked.; Revoked.; Change status of 'ARM Disclosure is Missing' from Active to Acknowledged by Client.; Acknowledged by client; Change status of 'ARM Disclosure is Missing' from Revoked to Acknowledged by Client.; Acknowledged by client
																02/16/2024	XXX Defect: The ARM disclosure is Missing. Downgraded due to SOL.	02/16/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	B	C	C	D	A	D	B	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10266		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/13/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval
client defect validated: per the defect this loan was not approved for an exception by the lenders operations management due to various risk factors of the file. there is no documentation to support otherwise therefor UW has to concur with the citing.
															Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024
client defect validated: per the defect this loan was not approved for an exception by the lenders operations management due to various risk factors of the file. there is no documentation to support otherwise therefor UW has to concur with the citing.
																		02/15/2024		D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10266		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/13/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/16/2024		D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10014		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	03/21/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client.	03/21/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	03/21/2024	Borrower has stable job time - Borrower has XXX years at job.	C	C	B	B	C	C	B	B	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10014		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	03/05/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect invalidated: The loan meets all applicable credit guidelines. No document in file support client' details of uninsurable borrower and mortgage eligibility -surviving spouse loan.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	03/06/2024	Client Defect invalidated: The loan meets all applicable credit guidelines. No document in file support client' details of uninsurable borrower and mortgage eligibility -surviving spouse loan.	03/06/2024	Borrower has stable job time - Borrower has XXX years at job.	C	C	C	C	C	C	B	B	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10015		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/14/2024	Acknowledged	941	Credit	Mortgage Insurance Certification is Partial
Client Defect Validated: Client Defect Invalidated: Mortgage Insurance was Rescinded The subject loan was delivered with a loan-to-value ratio of XXX% which required mortgage insurance (MI) coverage of XXX% Client has been informed that the MI coverage was rescinded. This information was validated through Activation Notice document in file that shows no premium is due.
															Change status of 'Mortgage Insurance Certification is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024
Client Defect Validated: Client Defect Invalidated: Mortgage Insurance was Rescinded The subject loan was delivered with a loan-to-value ratio of XXX% which required mortgage insurance (MI) coverage of XXX% Client has been informed that the MI coverage was rescinded. This information was validated through Activation Notice document in file that shows no premium is due.
																		02/15/2024		D	D	D	D	D	D	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A
MMCA2026SD10015		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/21/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client.	03/21/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	03/21/2024		D	D	B	B	D	D	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A
MMCA2026SD10015		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/12/2024	Resolved	1257	Credit	Borrower Employment Verification does not meet guidelines	XXX defect : XXX; Missing Verbal Verification of Borrower's employment dated within XXX days prior to the Note date required by AUS. VVOE in file is dated XX/XX/XXXX and the Note date is XXX/XXX/XXX.			The VVOE dated XXX/XXX/XXX. Lenders have the option of obtaining the verbal verification of employment after the note date (and prior to funding). Condition cleared.	02/22/2024		D	D	C	A	D	D	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A
MMCA2026SD10054		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/02/2024	Acknowledged	3812	Credit	Interested Party Contribution – Exceeds Guidelines
Client Defect is Validated; The Interested Party Contributions of XXX which represents XXX% per the post close CD in the file, exceeds the maximum allowable XXX% per guidelines. DU to be rerun with higher LTV of XXX% (seller concession will be reduced to XXX%) due to excessive seller contributions. It should be noted updated MI cert for XXX% was provided in the file.
															Change status of 'Interested Party Contribution – Exceeds Guidelines' from Active to Acknowledged by Client.; Acknowledged by client.	02/06/2024
Client Defect is Validated; The Interested Party Contributions of XXX which represents XXX% per the post close CD in the file, exceeds the maximum allowable XXX% per guidelines. DU to be rerun with higher LTV of XXX% (seller concession will be reduced to XXX%) due to excessive seller contributions. It should be noted updated MI cert for XXX% was provided in the file.
																		02/06/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10054		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/02/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% required per report. ; BPO ordered due to seasoning			Third Party Valuation Product Provided	02/05/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10022		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Rebuttable Presumption QM	Loan Review Complete	02/10/2024	Resolved	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Documentation Required - Discount Points increased XXX/XXX, missing valid coc, or proof a refund was issued

This loan passed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that do not exceed the good faith determination according to §XXX(e)(XXX)(i) lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).
																		02/15/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	C	C	A	C	C	B	B	C	A	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10022		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Rebuttable Presumption QM	Loan Review Complete	02/10/2024	Resolved	-96362	Compliance	Reimbursement Amount Test
This loan failed the reimbursement amount test. (12 CFR §XXX(f)(XXX)(v) mounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX efunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(XXX)(i) or (ii), the creditor complies with §XXX(e)(XXX)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXX(f)(XXX)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.; Documentation Required - Discount Points increased XXX/XXX, missing valid coc, or proof a refund was issued

This loan passed the reimbursement amount test. (12 CFR §XXX(f)(XXX)(v) mounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX efunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(XXX)(i) or (ii), the creditor complies with §XXX(e)(XXX)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXX(f)(XXX)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.
																		02/15/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	C	C	A	C	C	B	B	C	A	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10022		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Rebuttable Presumption QM	Loan Review Complete	03/21/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client.	03/21/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	03/21/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	C	B	B	C	C	B	B	C	A	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10022		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Rebuttable Presumption QM	Loan Review Complete	02/13/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Validated: VA IRRRL breach. The Interest Rate Reduction loan cannot have a term which exceeds the previous loan by more than XXX years. The loan being paid off had a term of XXX months, the subject loan term is XXX months which is more than XXX months. The Lender documentation of the previous loan term was inconsistent. The Veteran's Loan Comparison sheet, signed by the borrower, lists the previous loan term incorrectly as XXX years. The VA IRRRL NTB & Seasoning Validations list previous loan term as XXX years.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024
Client Defect Validated: VA IRRRL breach. The Interest Rate Reduction loan cannot have a term which exceeds the previous loan by more than XXX years. The loan being paid off had a term of XXX months, the subject loan term is XXX months which is more than XXX months. The Lender documentation of the previous loan term was inconsistent. The Veteran's Loan Comparison sheet, signed by the borrower, lists the previous loan term incorrectly as XXX years. The VA IRRRL NTB & Seasoning Validations list previous loan term as XXX years.
																		02/15/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	C	C	C	C	C	B	B	C	A	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10123		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/05/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client defect validated: borrowers DTI exceeds maximum allowable DTI per AUS based on UW income calculation. there are no concerns with the wage/employment income, however UW is not able to replicate the rental income that the lender calculated. review of property XXXXXX shows the gross rental income is XXX per month. however, using just a XXX month analysis of the rental income per schedule E of the XXX the monthly income would be XXX per month. we also do not have a mortgage statement in file to confirm this property is associated to this liability on the CBR or tax bill/insurance bill to validate the complete PITIA. Because of this UW agrees this loan is not eligible for sale.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/13/2024
Client defect validated: borrowers DTI exceeds maximum allowable DTI per AUS based on UW income calculation. there are no concerns with the wage/employment income, however UW is not able to replicate the rental income that the lender calculated. review of property XXX XXX shows the gross rental income is XXX per month. however, using just a XXX month analysis of the rental income per schedule E of the XXX the monthly income would be XXX per month. we also do not have a mortgage statement in file to confirm this property is associated to this liability on the CBR or tax bill/insurance bill to validate the complete PITIA. Because of this UW agrees this loan is not eligible for sale.
																		02/13/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10258		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/12/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: XXX% DTI exception. Income calculated incorrectly. Borrower is XXX. Two yrs tax returns were provided. Income is listed as XXX per month however actual is XXX per month from Sch C income.. Using XXX tax return as it is lower than XXX mo average since XXX was slightly higher income Even if a XXX yr average were used would not make aa difference in the high DTI.. In addition DU approval shows loss from rental property of XXX per month. Actual loss is XXX per month.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/14/2024
Client Defect Validated: XXX% DTI exception. Income calculated incorrectly. Borrower is XXX. Two yrs tax returns were provided. Income is listed as XXX per month however actual is XXX per month from Sch C income.. Using XXX tax return as it is lower than XXX mo average since XXX was slightly higher income Even if a XXX yr average were used would not make aa difference in the high DTI.. In addition DU approval shows loss from rental property of XXX per month. Actual loss is XXX per month.
																		02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10257		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/07/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; XXX Defect: (i). The lender miscalculated the primary borrower's Base and Overtime income from their primary job with XXX. The lender calculated Base income of XXX and Overtime income of XXX while the audit calculated Base income of XXX and Overtime income of XXX This was due to the use of the updated paystub through XXX/XXX/XXX, rather than the paystub through XXX/XXX/XXX. (ii.) The lender used a calculated monthly payment for the co-borrower's debt with XXX of XXX instead of the updated minimum payment of XXX per the more recent statement. The DTI of XXX% exceeds the maximum allowable per AUS of XXX%.

Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Client Defect Validated: FALSE REPRESENTATION - UNDISCLOSED OBLIGATIONS- The Borrower's total monthly obligations were falsely represented. A credit report obtained for the Co-Borrower, as part of Freddie Mac's quality control process disclosed an auto debt opened XX/XX/XXXX with XXX Auto. The monthly payment for this obligation was $XXX he obligation was not disclosed on the application by the Co-Borrower and was not included as part of the Borrower's total monthly obligations. The Borrower's total debt payment-to-income ratio is XXX including the undisclosed debt, which indicates insufficient income to support total obligations. Freddie Mac notes, without the undisclosed debt, the debt-to-income ratio is XXX. This would match the Loan Prospector approval debt to income ratio. Due to data integrity issues and false representations, the Loan Prospector Findings are invalidated. The subject loan is not eligible for sale to Freddie Mac
																03/08/2024
The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; XXX Defect: (i). The lender miscalculated the primary borrower's Base and Overtime income from their primary job with XXX. The lender calculated Base income of XXX and Overtime income of XXX while the audit calculated Base income of XXX and Overtime income of XXX This was due to the use of the updated paystub through XXX/XXX/XXX, rather than the paystub through XXX/XXX/XXX. (ii.) The lender used a calculated monthly payment for the co-borrower's debt with XXX of XXX instead of the updated minimum payment of XXX per the more recent statement. The DTI of XXX% exceeds the maximum allowable per AUS of XXX%.
																		03/08/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10257		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/07/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Validated: FALSE REPRESENTATION - UNDISCLOSED OBLIGATIONS- The Borrower's total monthly obligations were falsely represented. A credit report obtained for the Co-Borrower, as part of Freddie Mac's quality control process disclosed an auto debt opened XX/XX/XXXX with XXX Auto. The monthly payment for this obligation was $XXX he obligation was not disclosed on the application by the Co-Borrower and was not included as part of the Borrower's total monthly obligations. The Borrower's total debt payment-to-income ratio is XXX including the undisclosed debt, which indicates insufficient income to support total obligations. Freddie Mac notes, without the undisclosed debt, the debt-to-income ratio is XXX. This would match the Loan Prospector approval debt to income ratio. Due to data integrity issues and false representations, the Loan Prospector Findings are invalidated. The subject loan is not eligible for sale to Freddie Mac
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Validated: FALSE REPRESENTATION - UNDISCLOSED OBLIGATIONS- The Borrower's total monthly obligations were falsely represented. A credit report obtained for the Co-Borrower, as part of Freddie Mac's quality control process disclosed an auto debt opened XX/XX/XXXX with XXX Auto. The monthly payment for this obligation was $XXX he obligation was not disclosed on the application by the Co-Borrower and was not included as part of the Borrower's total monthly obligations. The Borrower's total debt payment-to-income ratio is XXX including the undisclosed debt, which indicates insufficient income to support total obligations. Freddie Mac notes, without the undisclosed debt, the debt-to-income ratio is XXX. This would match the Loan Prospector approval debt to income ratio. Due to data integrity issues and false representations, the Loan Prospector Findings are invalidated. The subject loan is not eligible for sale to Freddie Mac
																		02/08/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10257		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/03/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Missing AVM completed by XXX/XXX/XXX on XXX/XXX/XXX.			Third Party Valuation Product Provided	02/20/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10132		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/03/2024	Acknowledged	1248	Credit	AUS is Partial
Client Defect Validated: DU findings was approved as a refer with caution. Manual underwrite is required if recommendation is refer with caution per DU findings. DU notes credit report may be expired however XX/XX/XXXX and XX/XX/XXXX credit reports in file would be with in the allowable period since the loan closed XXX/XXX/XXX. In addition DU did not state the percentage of MI required due to the refer with caution.; Acknowledged by Client

Change status of 'AUS is Partial' from Active to Acknowledged by Client.; Audit reviewed Lender's response and has determined the AUS defect is part of the original client defect. Acknowledged by Client.
																02/14/2024
Client Defect Validated: DU findings was approved as a refer with caution. Manual underwrite is required if recommendation is refer with caution per DU findings. DU notes credit report may be expired however XX/XX/XXXX and XX/XX/XXXX credit reports in file would be with in the allowable period since the loan closed XXX/XXX/XXX. In addition DU did not state the percentage of MI required due to the refer with caution.; Acknowledged by Client
																		02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	D	D	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10132		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/03/2024	Acknowledged	1257	Credit	Borrower Employment Verification does not meet guidelines	Client Defect Validated: Missing VVOE within XXX days of closing. File only contains verification after closing. ; Acknowledged by Client.
Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.; Audit reviewed Lender's response and has determined the missing VVOE is part of the original Lender defect. Acknowledged by Client.
																02/14/2024	Client Defect Validated: Missing VVOE within XXX days of closing. File only contains verification after closing. ; Acknowledged by Client.	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	C	C	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10132		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/03/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: Notes indicate issue with primary employment notes indicate an incorrect closing date of XX/XX/XXXX when After CD shows XXX/XXX/XXX. It further states borrower was terminated XX/XX/XXXX in a post closing verification which is not in the file and that borrower confirmed he was not working for the XXXat the time of closing however, there is an after closing letter in file from the XXX dated XX/XX/XXXX that states borrower is currently XXX. New WVOE should be obtained to confirms dates of employment at the time of closing to Final confirm issue.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024
Client Defect Invalidated: Notes indicate issue with primary employment notes indicate an incorrect closing date of XX/XX/XXXX when After CD shows XXX/XXX/XXX. It further states borrower was terminated XX/XX/XXXX in a post closing verification which is not in the file and that borrower confirmed he was not working for the XXX at the time of closing however, there is an after closing letter in file from the XXX dated XX/XX/XXXX that states borrower is currently XXX. New WVOE should be obtained to confirms dates of employment at the time of closing to Final confirm issue.
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	C	C	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10132		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/03/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% AVM is required per report. ; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	D	A	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10065		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	01/31/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%			Third Party Valuation Product Provided; Third Party Valuation Product Provided	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	A	A	D	A	C	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C
MMCA2026SD10065		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/08/2024	Acknowledged	3382	Compliance	VA Certificate of Eligibility is Missing	Client Defect Not Validated: COE shows XXX entitlement.	Change status of 'VA Certificate of Eligibility is Missing' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024	Client Defect Not Validated: COE shows XXX entitlement.	02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	A	A	D	A	C	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C
MMCA2026SD10065		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/20/2024	Resolved	3600	Property	Third party AVM Confidence Score is less than XXX%	Third party AVM Confidence Score of XXX is less than XXX% AVM received - out of tolerance - additional finding set ; CCA received - within tolerance - cleared			Additional third party valuation product provided that supports value.	03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	A	A	D	A	C	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C
MMCA2026SD10065		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	01/31/2024	Resolved	1276	Property	Is Completion Certificate in file is No
XXX Defect: The appraisal was completed "Subject To" however, the file is missing the Completion Certificate.; Appraisal is subject to completion. A XXX completion certificate is required. Condition retained.; Lender provided photos for handrail completion. Condition cleared.; Lender provided photos; however, did not provide XXX completion certificate. Condition retained.
																	The Completion Certificate is Yes	02/26/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	A	A	D	A	C	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C
MMCA2026SD10065		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	01/31/2024	Resolved	3810	Property	Third Party Valuation Product Not Provided
Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.
																	Third Party Valuation Product Provided.; Third Party Valuation Product Provided.	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	A	A	D	A	C	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C
MMCA2026SD10065		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/01/2024	Resolved	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Lender provided valid COC for added appraisal fee which was due to loan originally approved using a PIW, then changed to full appraisal being required. Condition cleared.; XXX Defect: TILA 130B Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The zero tolerance violation is due to addition of Appraisal fee on the LE dated XXX/XXX/XXX. The COC in file isn't valid, there is not enough information provided to determine the reason for the added appraisal fee

This loan passed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that do not exceed the good faith determination according to §XXX(e)(XXX)(i) lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).
																		02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	A	A	D	A	C	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C
MMCA2026SD10260		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM received - within tolerance - cleared			Third Party Valuation Product Provided	03/07/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	D	A	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10260		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/05/2024	Acknowledged	1315	Credit	Fully Executed Purchase Contract is Partial
; Client Defect Validated-"Required Seller Affidavit not signed at close-Borrower will not sign". Seller was advised by counsel not to sign Seller Affidavit due to the subject property cost approach did not equal the purchase price. The agency granted an exception for the Seller to execute the Affidavit stating the actual purchase price the XXX unit is being sold for (without the pro-rata shares amount), however, that signed Affidavit was not provided.
															Change status of 'Fully Executed Purchase Contract is Partial' from Active to Acknowledged by Client.; Acknowledged by Client	03/06/2024
; Client Defect Validated-"Required Seller Affidavit not signed at close-Borrower will not sign". Seller was advised by counsel not to sign Seller Affidavit due to the subject property cost approach did not equal the purchase price. The agency granted an exception for the Seller to execute the Affidavit stating the actual purchase price the XXX unit is being sold for (without the pro-rata shares amount), however, that signed Affidavit was not provided.
																		03/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	D	D	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10260		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/05/2024	Acknowledged	1248	Credit	AUS is Partial
XXX Defect: Missing Eligible XXX. AUS was Ineligible due to XXX with Pro Rata Share of underlying mortgage cannot exceed XXX% yet subject Pro Rata Share was XXX%. Lender granted exception.; Lender provided AUS results. This finding is informational due to Lender granted exception for Ineligible XXX with Pro Rate Share of XXX% exceeding the maximum allowable of XXX% Condition retained.
															Change status of 'AUS is Partial' from Active to Acknowledged by Client.; Acknowledged Validated - Lender Exception Granted - Grade B	03/25/2024
XXX Defect: Missing Eligible XXX. AUS was Ineligible due to XXX with Pro Rata Share of underlying mortgage cannot exceed XXX% yet subject Pro Rata Share was XXX%. Lender granted exception.; Lender provided AUS results. This finding is informational due to Lender granted exception for Ineligible XXX with Pro Rate Share of XXX% exceeding the maximum allowable of XXX% Condition retained.
																		03/25/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	D	D	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10252		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/13/2024	Acknowledged	3603	Credit	No Credit Findings
Defect Validated: Investor research shows borrower was XXX as of XXX/XXX/XXX. The borrower's most recent paystub dated XX/XX/XXXX is less than XXX days prior to the application date of XX/XX/XXXX per FNMA guidelines. The VVOE dated XX/XX/XXXX verifies the borrower as being XXX. There is no documentation in file that verifies the investor's research verifying the borrower as XXX. VOE provided shows inactive as of XXX/XXX/XXX.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024
Defect Validated: Investor research shows borrower was XXX as of XXX/XXX/XXX. The borrower's most recent paystub dated XX/XX/XXXX is less than XXX days prior to the application date of XX/XX/XXXX per FNMA guidelines. The VVOE dated XX/XX/XXXX verifies the borrower as being XXX. There is no documentation in file that verifies the investor's research verifying the borrower as XXX. VOE provided shows inactive as of XXX/XXX/XXX.
																		02/15/2024	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10252		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/13/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable	Client Defect Validated: The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX	Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/16/2024	Client Defect Validated: The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX	02/16/2024	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10252		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/13/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	CU Score is XXX; Less than XX/XX/XXXX appraised value is supported... third party valuation product not required; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/16/2024	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10176		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/08/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10176		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Resolved	3605	Credit	Asset Documents are Incomplete
XXX Defect: Assets – Missing documentation for gift funds. The Borrower was gifted $XXX. Wire receipt in file reflect XXX was wired directly to the Settlement Agent on XXX/XXX/XXX. The file is missing evidence remaining gift funds of XXX were wired to Settlement Agent. ; Lender provided verification of wire transfers that total $XXX. Condition cleared.
																	The exception 'Asset Documents are Incomplete' is cleared.	02/14/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10176		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: ATR Risk – The qualifying back-end DTI of XXX% (Total Income of XXX Origination PITI of XXX Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX% Monthly payments not properly calculated. (i he following liability was omitted without supporting documentation: XXX with monthly debt of XXX causing DTI to increase from XXX% to XXX%. (ii client Defect Invalidated: Undisclosed Obligation – The credit report dated XX/XX/XXXX does not reflect a debt with XXX Auto.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024
Client Defect Validated: ATR Risk – The qualifying back-end DTI of XXX% (Total Income of XXX Origination PITI of XXX Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX% Monthly payments not properly calculated. (i he following liability was omitted without supporting documentation: XXX with monthly debt of XXX causing DTI to increase from XXX% to XXX%. (ii client Defect Invalidated: Undisclosed Obligation – The credit report dated XX/XX/XXXX does not reflect a debt with XXX Auto.
																		02/08/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10183		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/06/2024	Resolved	3557	Credit	Hazard Insurance Coverage is Not Sufficient.
XXX Defect: Hazard insurance coverage of XXX is not sufficient. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.; Audit reviewed Lenders response and re-reviewed file. Condition rescinded.
																	Hazard insurance coverage is sufficient.	02/19/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	A	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10183		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/10/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client defect validated: borrower has new debt per the undisclosed debt monitor report from Equifax showing a new account with XXX of XXX per month. this increases the DTI above the maximum allowable of XXX%. the loan would need to be resubmitted to the AUS for approval. currently loan is unsellable as is.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/13/2024
Client defect validated: borrower has new debt per the undisclosed debt monitor report from Equifax showing a new account with XXX of XXX per month. this increases the DTI above the maximum allowable of XXX%. the loan would need to be resubmitted to the AUS for approval. currently loan is unsellable as is.
																		02/13/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10209		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/07/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable	Client Defect Validated. The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX. ATR Risk.	Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024	Client Defect Validated. The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX. ATR Risk.	02/08/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	D	C	C	C	C	D	D	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A
MMCA2026SD10209		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/07/2024	Acknowledged	932	Property	Origination Appraisal is Partial	Client Defect Validated. Appraisal in file. Floor plan / sketch is missing the Office and GLA calculations.	Change status of 'Origination Appraisal is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024	Client Defect Validated. Appraisal in file. Floor plan / sketch is missing the Office and GLA calculations.	02/08/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	D	D	D	C	C	D	D	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A
MMCA2026SD10177		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Validated: Discrepancies and incomplete and varying documents in file to calculate income. Further docs are required to confirm true income.(ii client Defect Validated: Borrower is on exclusionary list. Unable to confirm defect
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Validated: Discrepancies and incomplete and varying documents in file to calculate income. Further docs are required to confirm true income.(ii client Defect Validated: Borrower is on exclusionary list. Unable to confirm defect
																		02/08/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10177		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval
Client Defect Validated: Questionable income documentation and calculation of income. There are various types of paystubs with varying types of income and YTD and a WVOE that is not completely filled out(specifically actual date of employment and actual date of increase.) and one illegible pay increase on that same WVOE. here is also an unusually large increase in income that has not been explained. Lender to provide a detailed explanation of income at this particular current employment and either a third party VOE or new WVOE with complete dates not just month and year and legible increase. for one of the two increases.

Change status of 'Borrower Income Verification does not match Approval' from Acknowledged by Client to Active.; XXX Defect: Questionable income documentation and calculation of income. There are various types of paystubs with varying types of income and YTD and a WVOE that is not completely filled out(specifically actual date of employment and actual date of increase.) and one illegible pay increase on that same WVOE. here is also an unusually large increase in income that has not been explained. Lender to provide a detailed explanation of income at this particular current employment and either a third party VOE or new WVOE with complete dates not just month and year and legible increase. for one of the two increases. ; Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client; Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client
																02/14/2024
Client Defect Validated: Questionable income documentation and calculation of income. There are various types of paystubs with varying types of income and YTD and a WVOE that is not completely filled out(specifically actual date of employment and actual date of increase.) and one illegible pay increase on that same WVOE. here is also an unusually large increase in income that has not been explained. Lender to provide a detailed explanation of income at this particular current employment and either a third party VOE or new WVOE with complete dates not just month and year and legible increase. for one of the two increases.
																		02/14/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10177		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% missing AVM as required.; CU < XX/XX/XXXX - not required	Change status of 'Third Party Valuation Product not Provided' from Cleared to Revoked.; Revoked; CU &lt; XX/XX/XXXX - not required	02/08/2024	Third Party Valuation Product Provided; Third Party Valuation Product Provided	02/19/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10207		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/12/2024	Resolved	3548	Compliance	Qualified Mortgage Points and Fees Finding (12 CFR Â §XXX(e)(XXX))	XXX Defect : Subject loan's points and fees exceed the qualified mortgage points and fees threshold.; Audit reviewed Lenders response and re-reviewed file. Condition rescinded.			QM points and fees does not exceed	02/26/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	A	C	C	D	A	C	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C
MMCA2026SD10207		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/12/2024	Acknowledged	1309	Compliance	The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance.	Client Defect Not Validated: The loan documentation includes a XXX wire transfer to Title for the required funds to close of subject property on XX/XX/XXXX but it is not reflected on the final CD	Change status of 'The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance.' from Active to Acknowledged by Client.; Acknowledged by client	02/14/2024	Client Defect Not Validated: The loan documentation includes a XXX wire transfer to Title for the required funds to close of subject property on XX/XX/XXXX but it is not reflected on the final CD	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	C	C	C	D	A	C	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C
MMCA2026SD10207		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/08/2024	Acknowledged	-96348	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).
															Change status of 'Lender Credits That Cannot Decrease Test' from Active to Acknowledged by Client.; Downgraded due to SOL.	02/26/2024
This loan passed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains lender credits that do not exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).
																		02/13/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	B	C	C	D	A	C	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C
MMCA2026SD10207		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/12/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	D	A	C	C	D	A	C	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C
MMCA2026SD10207		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/12/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: Sufficient Cash to Close with documentation provided to show source of funds. The loan file contains proof of a XXX wire transfer and bank statements showing the source of the funds. Transfers were made from borrower's Money Market and Brokerage Accounts to Checking Account (Acct #XXX) from which the wire transfer was made.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/14/2024
Client Defect Invalidated: Sufficient Cash to Close with documentation provided to show source of funds. The loan file contains proof of a XXX wire transfer and bank statements showing the source of the funds. Transfers were made from borrower's Money Market and Brokerage Accounts to Checking Account (Acct #XXX) from which the wire transfer was made.
																		02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	C	C	C	D	A	C	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C
MMCA2026SD10323		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/01/2024	Acknowledged	-96365	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Mortgage recording XXX increased on the CD issued XX/XX/XXXX without a valid reason.
															Compliance - SOL - Downgrade - Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Active to Acknowledged by Client.; Acknowledged - Informational Only	02/09/2024
TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Mortgage recording XXX increased on the CD issued XX/XX/XXXX without a valid reason.
																		02/09/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	B	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10323		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/03/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval
Client Defect validated: Miscalculation of qualifying income. ATR RISK. The loan application was submitted with an additional XXX monthly income from B1’s first job at XXX. Documentation is not located in the loan file to support the use of this income. Other income was included in the debt-to-income ratio (DTI) calculation. The loan documentation did not include XXX other income. Excluding the income resulted in revised income of XXX and a revised DTI of XXX% Absent the additional income or excluded debt, the loan would be ineligible for delivery. Incorrect Income Calculation - Rental Income/Loss The property located at XXXXX XXX XXX The lender included a rental loss of XXX in the debt-to-income ratio (DTI) calculation. Based on the documentation provided, the recalculated rental loss was $$XXX. Therefore, resulted in a revised DTI of XXX% The loan application was submitted with secondary employment income from XXX with the monthly income of $XXX. This income is derived from in XXX services that consists of XXX services being provided in his home. The paystubs were provided along with XXX lease agreements for XXX rooms. The borrower is purchasing the subject property which is a one-bedroom condo in XX. The XXX services are provided in the home in XX. The income is not stable as there is no indication of how the income could continue from a one-bedroom condo in XX. Income cannot be used for qualifying. The loan application was submitted with XXX in negative rental loss. The loan file contains a mortgage statement for the property in the borrowers’ name and the fraud report confirms the mortgage on the property and ownership in the borrowers’ name. The rent loss has been recalculated at XXX for the property which consists of the full PITIA. The DTI has increased from XXX% to XXX%. The DU has been invalidated and is no longer eligible for delivery to Fannie Mae.
															Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client	02/07/2024
Client Defect validated: Miscalculation of qualifying income. ATR RISK. The loan application was submitted with an additional XXX monthly income from B1’s first job at XXX. Documentation is not located in the loan file to support the use of this income. Other income was included in the debt-to-income ratio (DTI) calculation. The loan documentation did not include XXX other income. Excluding the income resulted in revised income of XXX and a revised DTI of XXX% Absent the additional income or excluded debt, the loan would be ineligible for delivery. Incorrect Income Calculation - Rental Income/Loss The property located at XXXXX XXX XXX The lender included a rental loss of XXX in the debt-to-income ratio (DTI) calculation. Based on the documentation provided, the recalculated rental loss was $$XXX. Therefore, resulted in a revised DTI of XXX% The loan application was submitted with secondary employment income from XXX with the monthly income of $XXX. This income is derived from in XXX services that consists of XXX services being provided in his home. The paystubs were provided along with XXX lease agreements for XXX rooms. The borrower is purchasing the subject property which is a one-bedroom condo in XX. The XXX services are provided in the home in XX. The income is not stable as there is no indication of how the income could continue from a one-bedroom condo in XX. Income cannot be used for qualifying. The loan application was submitted with XXX in negative rental loss. The loan file contains a mortgage statement for the property in the borrowers’ name and the fraud report confirms the mortgage on the property and ownership in the borrowers’ name. The rent loss has been recalculated at XXX for the property which consists of the full PITIA. The DTI has increased from XXX% to XXX%. The DU has been invalidated and is no longer eligible for delivery to Fannie Mae.
																		02/07/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	C	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10323		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/03/2024	Acknowledged	2578	Credit	Housing history does not meet guidelines
Lender Defect. Validated. Mortgage Payment History Missing. ATR RISK. An acceptable payment history was required to be documented for XXX/XXX XXXXX #XXX. The loan documentation submitted for our review did not contain proof of the XXX/XXX/XXX mortgage payments.
															Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.; Acknowledged by client	02/07/2024
Lender Defect. Validated. Mortgage Payment History Missing. ATR RISK. An acceptable payment history was required to be documented for XXX/XXX XXXXX #XXX. The loan documentation submitted for our review did not contain proof of the XXX/XXX/XXX mortgage payments.
																		02/07/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	C	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10323		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/03/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect. validated. Occupancy issue. The borrower did not move into the subject property. The borrower was a straw buyer for his father, who moved into the subject property. Audit is not able to validate this defect due to the investor has performed additional research using Lexis Nexis and TLO that was not included in the loan file for review. ; Client Defect. Invalidated. Lender submitted copied of the lease agreements already in loan file, all conditions have been Acknowledged or Cleared.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/07/2024
Client Defect. validated. Occupancy issue. The borrower did not move into the subject property. The borrower was a straw buyer for his father, who moved into the subject property. Audit is not able to validate this defect due to the investor has performed additional research using Lexis Nexis and TLO that was not included in the loan file for review. ; Client Defect. Invalidated. Lender submitted copied of the lease agreements already in loan file, all conditions have been Acknowledged or Cleared.
																		02/07/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	C	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10323		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/31/2024	Resolved	3420	Credit	DTI Exceeds AUS Maximum Allowable
XXX Defect:; The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; Audit reviewed Lenders response and re-reviewed file. Condition rescinded.
																	The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX	02/28/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	A	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10212		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product is missing; CU XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	A	A	A	D	D	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A
MMCA2026SD10212		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Acknowledged	932	Property	Origination Appraisal is Partial
Client defect is validated: - "COLLATERAL - Desktop Appraisal Requirements Not Met. Desktop Appraisal requirements were not met. The Appraisal for the subject property was reported on Form 70D (Desktop). Per Freddie Mac's XXX, Section XXX(b) (iiii), the Desktop appraisal must be upgraded to Form XXX when the data sources used to develop the appraisal, including the sales contract, reflect the presence of physical deficiencies or adverse conditions indicating the property has a condition rating of C5 or C6, or the quality rating is Q6. The sales contract includes other conditions stating, ""Seller will replace boiler/domestic water heater prior to closing."" The loan package also includes an email from the Borrower confirming the installation of a new boiler however this is insufficient to confirm the repair/replacement. The form should be upgraded to form XXX or Appraiser should have been made subject to inspection by a licensed, qualified professional, and evidence of all repair/replacement as determined by the inspection). The form 70D is also missing the porch from the sketch which is required to be included per Freddie Mac guide section XXX. This loan is not eligible for sale to Freddie Mac."
															Change status of 'Origination Appraisal is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024
Client defect is validated: - "COLLATERAL - Desktop Appraisal Requirements Not Met. Desktop Appraisal requirements were not met. The Appraisal for the subject property was reported on Form 70D (Desktop). Per Freddie Mac's XXX, Section XXX(b) (iiii), the Desktop appraisal must be upgraded to Form XXX when the data sources used to develop the appraisal, including the sales contract, reflect the presence of physical deficiencies or adverse conditions indicating the property has a condition rating of C5 or C6, or the quality rating is Q6. The sales contract includes other conditions stating, ""Seller will replace boiler/domestic water heater prior to closing."" The loan package also includes an email from the Borrower confirming the installation of a new boiler however this is insufficient to confirm the repair/replacement. The form should be upgraded to form XXX or Appraiser should have been made subject to inspection by a licensed, qualified professional, and evidence of all repair/replacement as determined by the inspection). The form 70D is also missing the porch from the sketch which is required to be included per Freddie Mac guide section XXX. This loan is not eligible for sale to Freddie Mac."
																		02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	A	A	D	D	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A
MMCA2026SD10157		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning			Third Party Valuation Product Provided	02/14/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10157		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect validated: Manual calculation of borrower's income shows borrower has qualifying income that supports the amount used to qualify for current loan. Amount used to qualify and supported is $XXX. Written Verification shows borrower has been XXX with current employer since XX/XX/XXXX at XXX an hour averaged at XXX hours week.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/16/2024
Client Defect validated: Manual calculation of borrower's income shows borrower has qualifying income that supports the amount used to qualify for current loan. Amount used to qualify and supported is $XXX. Written Verification shows borrower has been XXX with current employer since XX/XX/XXXX at XXX an hour averaged at XXX hours week.
																		02/16/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10222		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/07/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Bond Compliance, Bond Funding, MCC Issuance fees were added and Flood cert increased on the CD issued XX/XX/XXXX without valid reasons. Downgraded due to SOL XXX year non rescindable.
															Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024
This loan passed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that do not exceed the good faith determination according to §XXX(e)(XXX)(i) lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Bond Compliance, Bond Funding, MCC Issuance fees were added and Flood cert increased on the CD issued XX/XX/XXXX without valid reasons. Downgraded due to SOL XXX year non rescindable.
																		02/14/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10222		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/14/2024	Resolved	-96354	Compliance	TRID Post-Consummation Event Validation Test
This loan failed the TRID Post-Consummation Event Validation Test his loan has a post-consummation event date that occurs on or before the closing date or consummation date of the loan. Please review the loan data to ensure the dates are in the correct fields.
																	This compliance test 'TRID Post-Consummation Event Validation Test' is no longer tested	02/14/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10222		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/12/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/14/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10222		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/12/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Validated: ATR Risk- The underwriter did not find a fully completed, signed second mortgage note for XXX	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/14/2024	Client Defect Validated: ATR Risk- The underwriter did not find a fully completed, signed second mortgage note for XXX	02/14/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10222		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/12/2024	Resolved	1261	Credit	Borrower Income Verification does not match Approval	XXX defect: ATR Risk- Missing Mortgage Credit Certificate, a copy of the Lender's income calculation of the adjustment to the borrower's income. Required per Fannie Mae guidelines.			Lender provided a copy of the Lender's income calculations. Condition cleared.	02/23/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10222		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/12/2024	Acknowledged	926	Credit	Title Policy is Partial	Client Defect Validated: Title policy is missing the 2nd mortgage in the amount of XXX	Change status of 'Title Policy is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024	Client Defect Validated: Title policy is missing the 2nd mortgage in the amount of XXX	02/15/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10187		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/13/2024	Resolved	1248	Credit	AUS is Partial	XXX Defect: DU in file is dated XX/XX/XXXX which is after Note date of XX/XX/XXXX and reflects credit report dated XX/XX/XXXX was expired.			Audit reviewed Lenders response and re-reviewed file. Condition rescinded.	02/26/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	D	C	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10187		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/13/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated: "Early Payment Default". Review unable to confirm defect due to post closing payment history not provided.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024	Client Defect Invalidated: "Early Payment Default". Review unable to confirm defect due to post closing payment history not provided.	02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	D	C	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10233		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/13/2024	Resolved	3420	Credit	DTI Exceeds AUS Maximum Allowable
XXX Defect: The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX. The Lender income for the borrower =$XXX. review income = $XXX. The Lender SSI for borrower XXX was XXX and review SSI was XXX No exception : information purpose.; Audit reviewed Lenders response and re-reviewed file. (Within Tolerance) Condition rescinded.; Total income: XXX. Primary Residence: XXX Total other liabilities XXX Rental loss XXX N XXX XXXXX: XXX equals XXX% DTI. The XXX and XXX Schedule C provided by the borrower for income calculation was significantly lower than the IRS transcripts(dated XXX/XXX/XXX) Schedule C income(XXX and XXX). The defect can not be validated because the IRS transcripts are not in the file. Condition maintained

The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX
																		03/04/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10233		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/13/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10233		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/13/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval
Client Defect validated: ATR Risk- Income misrepresentation: The XXX and XXX Schedule C provided by the borrower for income calculation was significantly lower than the IRS transcripts(dated XXX/XXX/XXX) Schedule C income(XXX and XXX). The defect can not be validated because the IRS transcripts are not in the file. ; Audit reviewed Lenders response, however; Please provide Tax Transcripts that were pulled. Condition remains.
															Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024
Client Defect validated: ATR Risk- Income misrepresentation: The XXX and XXX Schedule C provided by the borrower for income calculation was significantly lower than the IRS transcripts(dated XXX/XXX/XXX) Schedule C income(XXX and XXX). The defect can not be validated because the IRS transcripts are not in the file. ; Audit reviewed Lenders response, however; Please provide Tax Transcripts that were pulled. Condition remains.
																		02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10173		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/05/2024	Resolved	932	Property	Origination Appraisal is Partial
XXX Defect: Missing confirmation that the borrower received a copy of the appraisal at or prior to closing.; Audit reviewed Lenders response and re-reviewed file. Condition rescinded.; Lender provided appraisal waiver; however, did not provide verification of Borrower's receipt of appraisal. Condition retained.
																	Origination appraisal is Present.	02/27/2024	Borrower has stable job time - Borrower has XXX years at job.	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10173		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/05/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
XXX Defect: FEMA declared XXX county in a disaster area (Severe Storms, Flooding, and Tornadoes) on XXX/XXX/XXX, with a release date of XXX/XXX/XXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ; Acknowledged - Informational Only
																	Post Disaster Inspection provided	02/08/2024	Borrower has stable job time - Borrower has XXX years at job.	D	C	C	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10173		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	01/31/2024	Resolved	3810	Property	Third Party Valuation Product Not Provided
Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; BPO ordered due to seasoning
																	Third Party Valuation Product Provided.	02/08/2024	Borrower has stable job time - Borrower has XXX years at job.	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10173		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	01/31/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning			Third Party Valuation Product Provided	02/08/2024	Borrower has stable job time - Borrower has XXX years at job.	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10173		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/05/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: VA Seasoning. The VA seasoning requirement of XXX days was met and six monthly payments was made. Per credit report, the first monthly payment for XXX om #XXX was on XX/XX/XXXX and the closing date of this cash-out transaction is XXX/XXX/XXX, which is XXX days. The payment history on the credit report displays XXX months of timely payments.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024
Client Defect Invalidated: VA Seasoning. The VA seasoning requirement of XXX days was met and six monthly payments was made. Per credit report, the first monthly payment for XXX om #XXX was on XX/XX/XXXX and the closing date of this cash-out transaction is XXX/XXX/XXX, which is XXX days. The payment history on the credit report displays XXX months of timely payments.
																		02/08/2024	Borrower has stable job time - Borrower has XXX years at job.	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10032		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/10/2024	Acknowledged	-96348	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Downgraded due to SOL.; TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Lender credit decreased on the PCCD issued XXX/XXX/XXX. ; XXX Defect; Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The lender paid fees and credits in the amount of XXX decreased to XXX on CD Dated XXX/XXX/XXX. The lender paid fees for XXX for the appraisal
															Change status of 'Lender Credits That Cannot Decrease Test' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024
This loan passed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains lender credits that do not exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Downgraded due to SOL.
																		02/15/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	C	C	B	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10032		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/11/2024	Acknowledged	3603	Credit	No Credit Findings	client defect invalidated: review of the documentation in the file shows the file is insurable as a VA loan. all requirements of DU are in the file. NOV In file.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/12/2024	client defect invalidated: review of the documentation in the file shows the file is insurable as a VA loan. all requirements of DU are in the file. NOV In file.	02/12/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	C	C	C	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10299		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/11/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated: Recent DU ran with Approve/ Eligible dated XX/XX/XXXX	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024	Client Defect Invalidated: Recent DU ran with Approve/ Eligible dated XX/XX/XXXX	02/12/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10299		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/11/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning	Change status of 'Third Party Valuation Product not Provided' from Cleared to Revoked.; Revoked; BPO ordered due to seasoning	02/14/2024	Third Party Valuation Product Provided; Third Party Valuation Product Provided	02/20/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10075		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/11/2024	Acknowledged	-96365	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; TILA 130b cure required. Cure of xxx required. The Mortgage recording fee increased from XXX on Initial LE to XXX on CD issued XXX/XXX/XXX. This exceeds the aggregate plus XXX% by $XXX. Please provide valid COC or cure. Cure requirements include PCCD, LOE, copy of refund check, and proof of delivery. ; TILA 130B Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The XXX% tolerance violation in the amount of XXX due to increase in Recording fee from XXX to XXX without a valid COC.
															Compliance - SOL - Downgrade - Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Active to Acknowledged by Client.; Downgraded due to TILA XXX year SOL.	02/16/2024	Compliance - SOL - Downgrade	02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	C	B	D	D	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10075		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/13/2024	Acknowledged	941	Credit	Mortgage Insurance Certification is Partial
Client Defect Validated: Mortgage Insurance was Rescinded. The mortgage insurance policy was rescinded, due to the lender did not submit sufficient information to support commission income as requested from XXX. XXX stated that without the commission income the DTI will adjusts to XXX%. XXX's point-in-time manual guidelines allow for a DTI up to XXX% when the borrower's credit score is XXX The credit report dated XX/XX/XXXX reflects the borrower's qualifying credit score is XXX making the loan ineligible for mortgage insurance by way of XXX's manual guidelines.
															Change status of 'Mortgage Insurance Certification is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024
Client Defect Validated: Mortgage Insurance was Rescinded. The mortgage insurance policy was rescinded, due to the lender did not submit sufficient information to support commission income as requested from XXX. XXX stated that without the commission income the DTI will adjusts to XXX%. XXX's point-in-time manual guidelines allow for a DTI up to XXX% when the borrower's credit score is XXX The credit report dated XX/XX/XXXX reflects the borrower's qualifying credit score is XXX making the loan ineligible for mortgage insurance by way of XXX's manual guidelines.
																		02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	D	D	D	D	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10075		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/13/2024	Acknowledged	3500	Credit	Borrower residency documentation not provided or issue with documentation
Acknowledged by Client - efforts exhausted to remedy - XXX Defect: Missing copy of the borrower's permanent resident ID card (front and back). Per Final XXX the borrower is a permanent resident and the permanent resident ID card is required. ; Lender provided the initial XXX showing XXX. The final XXX has this changed to XXX and signed by the borrower. The permanent resident ID card is required. Condition maintained.
																	Acknowledged by Client - efforts exhausted to remedy - XXX Defect	02/13/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	C	C	D	D	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10075		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/11/2024	Acknowledged	-96658	Compliance	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; No Cure Required. HPML Loan with established escrows and appraisal requirement met. Downgraded
															Compliance - SOL - Downgrade - Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.; Acknowledged	02/16/2024
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; No Cure Required. HPML Loan with established escrows and appraisal requirement met. Downgraded
																		02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	C	B	D	D	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10075		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/11/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA 130b Cure required, refund in the amount of XXX with PCCD, LOE, Copy of Refund Check and Proof of delivery or a valid COC. The LE dated XX/XX/XXXX disclosed appraisal fee of XXX increasing the fee by XXX without a valid COC. There is a COC dated XX/XX/XXXX reflecting this fee increase which is dated after the LE was issued. ; TILA 130B Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The refund in the amount of XXX is due to an increase in the appraisal fee from XXX on LE dated XX/XX/XXXX to LE dated XXX/XXX/XXX. There is a COC in file discloses the change, however COC is dated XX/XX/XXXX after the change.
															Compliance - SOL - Downgrade - Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Downgraded due to TILA XXX year SOL.	02/16/2024	Compliance - SOL - Downgrade	02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	C	B	D	D	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10075		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/13/2024	Resolved	651	Credit	Borrower Liabilities Verification Indicator is Partial
XXX Defect: Missing HOA statement. The property located at XXX XXX is missing HOA statement; if not applicable LOE from the borrower stating there are no HOA dues is required. ; Condition cleared as we have received evidence of no HOA dues for the property in question. ; Screenshot is not acceptable for HOA documentation of HOA or no Fee. Must have documentation from HOA, or signed LOE from the borrower stating no HOA. Condition maintained.
																	Borrower liabilities verified indicator is Present	03/07/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	D	A	D	D	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10152		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/10/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: "The borrower does not have sufficient income to support the total monthly obligations, yielding a DTI ratio exceeding XXX%." The audit confirmed that the lender calculated the borrower's XXX monthly income based on a XXX-hour work week at an hourly rate of XXX but requested a paystub indicating a XXX-hour work week on the XXX Underwriting Transmittal Summary. However, the borrower recently started employment with the current employer on XXX/XXX/XXX, which was a XXXXX over XXX month prior to the Note date of XXX/XXX/XXX. The borrower's four XXX YTD paystubs from this current employer do not indicate any XXX-hour, full-time workweeks. The average weekly hours calculate to XXX. Using the current YTD base income of XXX through the pay period end date of XXX/XXX/XXX, the monthly average income calculates to $XXX. Using this lower income results in an audit DTI of XXX% that exceeds the AUS DTI of XXX%. In addition, a post-closing VOE dated XX/XX/XXXX was pulled that showed the borrower's employment was terminated XXX/XXX/XXX, less than one month after the loan closing.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/16/2024
Client Defect Validated: "The borrower does not have sufficient income to support the total monthly obligations, yielding a DTI ratio exceeding XXX%." The audit confirmed that the lender calculated the borrower's XXX monthly income based on a XXX-hour work week at an hourly rate of XXX but requested a paystub indicating a XXX-hour work week on the XXX Underwriting Transmittal Summary. However, the borrower recently started employment with the current employer on XXX/XXX/XXX, which was a XXXXX over XXX month prior to the Note date of XXX/XXX/XXX. The borrower's four XXX YTD paystubs from this current employer do not indicate any XXX-hour, full-time workweeks. The average weekly hours calculate to XXX. Using the current YTD base income of XXX through the pay period end date of XXX/XXX/XXX, the monthly average income calculates to $XXX. Using this lower income results in an audit DTI of XXX% that exceeds the AUS DTI of XXX%. In addition, a post-closing VOE dated XX/XX/XXXX was pulled that showed the borrower's employment was terminated XXX/XXX/XXX, less than one month after the loan closing.
																		02/16/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	C	C	D	D	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10152		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/12/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA 130b Cure required. Refund in the amount of XXX cure requires a valid COC or a cure package with a post-closing CD, letter of explanation, proof of refund, and proof of delivery. The Survey Fee of XXX was on the final CD, and not indicated on the initial LE with no COC or cure provided. This finding will be considered non-material due to the expiration of SOL. ; XXX Defect: Documentation Required - Survey fee XXX was added to CD XXX/XXX, no valid coc in file or proof a refund was issued.
															Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Acknowledged by client.	02/16/2024
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA 130b Cure required. Refund in the amount of XXX cure requires a valid COC or a cure package with a post-closing CD, letter of explanation, proof of refund, and proof of delivery. The Survey Fee of XXX was on the final CD, and not indicated on the initial LE with no COC or cure provided. This finding will be considered non-material due to the expiration of SOL. ; XXX Defect: Documentation Required - Survey fee XXX was added to CD XXX/XXX, no valid coc in file or proof a refund was issued.
																		02/16/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	C	B	D	D	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10152		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/15/2024	Acknowledged	941	Credit	Mortgage Insurance Certification is Partial
Client Defect Validated: "PMI rescinded." The audit confirmed that a Notice of Intent to Rescind mortgage insurance was sent on XX/XX/XXXX due to a recalculated DTI of XXX% based on a lower recalculated employment base income, missing documentation to confirm full-time employment, and a missing date of birth for the borrower's child, XXX. A follow-up Rescission Notification letter was sent on XX/XX/XXXX stating that XXX discovered material findings or Eligibility Criteria Violations and has not received sufficient information to alter the findings. Therefore, the mortgage insurance was rescinded. (Note: The audit confirmed that the child's year of birth XXX was located on the XXX and XXX Tax Returns Schedule EIC.)
															Change status of 'Mortgage Insurance Certification is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	02/16/2024
Client Defect Validated: "PMI rescinded." The audit confirmed that a Notice of Intent to Rescind mortgage insurance was sent on XX/XX/XXXX due to a recalculated DTI of XXX% based on a lower recalculated employment base income, missing documentation to confirm full-time employment, and a missing date of birth for the borrower's child, XXX. A follow-up Rescission Notification letter was sent on XX/XX/XXXX stating that XXX discovered material findings or Eligibility Criteria Violations and has not received sufficient information to alter the findings. Therefore, the mortgage insurance was rescinded. (Note: The audit confirmed that the child's year of birth XXX was located on the XXX and XXX Tax Returns Schedule EIC.)
																		02/16/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	D	D	D	D	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10152		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/10/2024	Acknowledged	2095	Credit	Insufficient cash to close.	Client Defect Validated:- ATR Risk: Cash to close in the amount of XXX ($XXX cash from borrower at closing + XXX EMD) is greater than the asset total of XXX by $XXX.	Change status of 'Insufficient cash to close.' from Active to Acknowledged by Client.; Acknowledged by client.	02/27/2024	Client Defect Validated:- ATR Risk: Cash to close in the amount of XXX ($XXX cash from borrower at closing + XXX EMD) is greater than the asset total of XXX by $XXX.	02/27/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	C	C	D	D	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10202		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/16/2024	Acknowledged	1258	Credit	CoBorrower Employment Verification does not meet guidelines	Client Defect Validated: A XXX day pre-closing verification of employment was not completed for XXX therefore the income cannot be used to qualify	Change status of 'CoBorrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.; Acknowledged by client.	02/19/2024	Client Defect Validated: A XXX day pre-closing verification of employment was not completed for XXX therefore the income cannot be used to qualify	02/19/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10202		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/16/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: Co-borrower income cannot be used to qualify since there was no XXX-day pre-closing verification of employment completed The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/19/2024
Client Defect Validated: Co-borrower income cannot be used to qualify since there was no XXX-day pre-closing verification of employment completed The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX
																		02/19/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10202		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/15/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/19/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10129		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/01/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
I. Client Defect Validated: ATR Risk - Income Miscalculated. The base income was calculated as XXX however the income is not supported. XXX, the borrower has variable income. An average of YTD as of XX/XX/XXXX and Prior Year XXX was used to get corrected income of $XXX. Bonus income of XXX and Commission income of XXX is supported. Other income of XXX (Average of YTD and Prior Year) was added to the income. II. Client Defect Validated: ATR Risk - Undisclosed Liability. FNMA research reported additional monthly debt XXX that was not disclosed in the loan file. The bank statements in file has a recurring payment of XXX to XXX dated XX/XX/XXXX and XXX/XXX/XXX. The DTI ratio increased from XXX% to XXX% due to miscalculated income and undisclosed liability.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024
I. Client Defect Validated: ATR Risk - Income Miscalculated. The base income was calculated as XXX however the income is not supported. XXX, the borrower has variable income. An average of YTD as of XX/XX/XXXX and Prior Year XXX was used to get corrected income of $XXX. Bonus income of XXX and Commission income of XXX is supported. Other income of XXX (Average of YTD and Prior Year) was added to the income. II. Client Defect Validated: ATR Risk - Undisclosed Liability. FNMA research reported additional monthly debt XXX that was not disclosed in the loan file. The bank statements in file has a recurring payment of XXX to XXX dated XX/XX/XXXX and XXX/XXX/XXX. The DTI ratio increased from XXX% to XXX% due to miscalculated income and undisclosed liability.
																		02/08/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10234		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Acknowledged	3603	Credit	No Credit Findings	Credit Defect validated. Defect reflects Borrower XXX and an updated VVOE was not provided. File contains a VVOE on the date of closing XXX/XXX/XXX. Processor spoke to XXX, XXX.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024	Credit Defect validated. Defect reflects Borrower XXX and an updated VVOE was not provided. File contains a VVOE on the date of closing XXX/XXX/XXX. Processor spoke to XXX, XXX.	02/08/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10234		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% Not required. UCDP is XXX%.; CU is XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/08/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10056		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/01/2024	Acknowledged	1232	Compliance	CHARM Booklet is Missing	XXX Client Defect: The CHARM booklet is Missing	Change status of 'CHARM Booklet is Missing' from Active to Acknowledged by Client.; Acknowledged - Non Material Finding	03/12/2024	XXX Client Defect: The CHARM booklet is Missing	03/12/2024		C	C	B	B	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10056		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	03/05/2024	Acknowledged	1327	Credit	Manual Underwrite is Missing	Client Defect Validated: The rate decrease from the previous loan is less than XXX% as required by guidelines. Previous rate was fixed at XXX% new loan is an ARM with start rate of XXX%	Change status of 'Manual Underwrite is Missing' from Active to Acknowledged by Client.; Acknowledged by client	03/06/2024	Client Defect Validated: The rate decrease from the previous loan is less than XXX% as required by guidelines. Previous rate was fixed at XXX% new loan is an ARM with start rate of XXX%	03/06/2024		C	C	C	C	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10056		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/05/2024	Resolved	-96468	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR §XXX(f)(XXX)(ii) he initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or "In Person" and the initial closing disclosure delivery date is less than three XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(XXX)(i) no later than three XXX days before consummation.; Documentation Required - Missing evidence borrower received the Initial Closing Disclosure dated XXX/XXX/XXX. ; Lender provided verification of Borrower's receipt of the initial CD. Condition cleared.

This loan passed the initial closing disclosure delivery date test.(12 CFR §XXX(f)(XXX)(ii) he initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or "In Person" and the initial closing disclosure delivery date is not less than three XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction he creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(XXX)(i) no later than three XXX days before consummation.
																		03/13/2024		C	C	C	A	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10056		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	03/05/2024	Resolved	3382	Compliance	VA Certificate of Eligibility is Missing	XXX Defect : VA Certificate of Eligibility is Missing.; Lender provided IRRRL Information Sheet verifying Borrower's VA eligibility. Condition cleared.			VA Certificate of Eligibility is Provided.	03/13/2024		C	C	C	A	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10237		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/02/2024	Acknowledged	-96658	Compliance	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.
															Compliance - SOL - Downgrade - Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.; Acknowledged - Informational Only	02/09/2024
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is not a higher-priced mortgage loan due one of the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX), but the APR does not exceed the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX), but the APR does not exceed the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien, but the APR does not exceed the Average Prime Offer Rate XXX% by XXX% or more.
																		02/02/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10237		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/04/2024	Resolved	2958	Property	Post FEMA Disaster Property Inspection Shows Property Damage
XXX Defect: Post FEMA Disaster Property Inspection Shows Property Damage. XXX inspection report shows roof damage XXX/XXX/XXX. FEMA declared XXX a disaster area (Hurricane XXX) on XXX/XXX/XXX, ending on XXX/XXX/XXX. The appraisal was completed on XXX/XXX/XXX, showing subject to completion. A Certificate of Occupancy is dated XXX/XXX/XXX, and closing was XXX/XXX/XXX.; DCR received - no damage - Cleared
																	Property Damage is repaired	03/15/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10237		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/04/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CCA received - within tolerance - condition cleared; CU < XX/XX/XXXX - not required	Change status of 'Third Party Valuation Product not Provided' from Cleared to Revoked.; Revoked; CU &lt; XX/XX/XXXX - not required	02/09/2024	Third Party Valuation Product Provided; Third Party Valuation Product Provided; CCA received - within tolerance - condition cleared	03/11/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10237		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/04/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated:. A Certificate of Occupancy was issued on XXX/XXX/XXX, and closing was XXX/XXX/XXX. Disaster event took place on XXX/XXX/XXX.; Acknowledged by client	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024	Client Defect Invalidated:. A Certificate of Occupancy was issued on XXX/XXX/XXX, and closing was XXX/XXX/XXX. Disaster event took place on XXX/XXX/XXX.; Acknowledged by client	02/08/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10167		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/08/2024	Acknowledged	2570	Credit	Final Loan Application is Missing	Client Defect Validated: Final XXX is missing.	Change status of 'Final Loan Application is Missing' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024	Client Defect Validated: Final XXX is missing.	02/15/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	D	D	D	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10167		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/09/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; This finding is considered non-material due to expiration of SOL. ; TILA 130b Cure required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC. The CD dated XX/XX/XXXX as well as XX/XX/XXXX increased the discount points from XXX to XXX and then XXX without evidence the borrower acknowledged the increases. Total invalid increase of $XXX. The appraisal fee increased by XX on LE dated XX/XX/XXXX without a valid COC. A survey fee was added in final CD XXX when previous CD was never received by the borrower and the transfer taxes increased without a valid COC by XXX on the final CD. Total amount to be cured is XXX minus lender cure given of XXX = XXX
															Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Downgraded due to TILA XXX year SOL.	02/15/2024
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; This finding is considered non-material due to expiration of SOL. ; TILA 130b Cure required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC. The CD dated XX/XX/XXXX as well as XX/XX/XXXX increased the discount points from XXX to XXX and then XXX without evidence the borrower acknowledged the increases. Total invalid increase of $XXX. The appraisal fee increased by XX on LE dated XX/XX/XXXX without a valid COC. A survey fee was added in final CD XXX when previous CD was never received by the borrower and the transfer taxes increased without a valid COC by XXX on the final CD. Total amount to be cured is XXX minus lender cure given of XXX = XXX
																		02/15/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	D	C	B	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10167		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/08/2024	Resolved	3810	Property	Third Party Valuation Product Not Provided
XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; BPO ordered due to seasoning
																	Third Party Valuation Product Provided.	02/16/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	D	D	A	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10025		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/11/2024	Resolved	878	Credit	Flood Certificate is Partial	XXX Defect: Flood certificate is incomplete, Certificate is not legible.; Lender provided legible flood certificate. Condition cleared.			Flood certificate is received	02/21/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10025		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/12/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated: Loan exceeds appraised value - uninsurable. Appraisal in file is not legible, unable to read. Loan exceeds appraised value - uninsurable.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/12/2024	Client Defect Invalidated: Loan exceeds appraised value - uninsurable. Appraisal in file is not legible, unable to read. Loan exceeds appraised value - uninsurable.	02/12/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10025		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/21/2024	Acknowledged	1427	Credit	LTV Exceeds AUS Maximum Allowable	The original LTV of XXX exceeds the maximum allowable per AUS of XXX
Change status of 'LTV Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged - Validated - Part of original Defect; Change status of 'LTV Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Client Defect Validated. Finding added on XX/XX/XXXX due to Legible appraisal provided. Legible appraisal provided reflects property value of $XXX. AUS in file reflects value used of $XXX. Value reflected on AUS approval is not supported by the AUS.
																03/25/2024	The original LTV of XXX exceeds the maximum allowable per AUS of XXX	03/25/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10025		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/21/2024	Acknowledged	1428	Credit	CLTV Exceeds the AUS Maximum Allowable	The original CLTV of XXX exceeds maximum allowable per AUS of XXX
Change status of 'CLTV Exceeds the AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged - Validated - Part of original Defect; Change status of 'CLTV Exceeds the AUS Maximum Allowable' from Active to Acknowledged by Client.; Client Defect Validated. Finding added on XX/XX/XXXX due to Legible appraisal provided. Legible appraisal provided reflects property value of $XXX. AUS in file reflects value used of $XXX. Value reflected on AUS approval is not supported by the AUS.
																03/25/2024	The original CLTV of XXX exceeds maximum allowable per AUS of XXX	03/25/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10025		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/11/2024	Resolved	932	Property	Origination Appraisal is Partial	XXX Defect: Appraisal on file is not legible, unable to read pertinent data.			Origination appraisal is Present.	02/21/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10162		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/05/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Validated: Issue stated is borrower is no longer XXX however there is nothing in the file to indicate this and a VVOE dated XX/XX/XXXX is in file loan closing date is XXX/XXX/XXX. (ii) Credit defect invalidated: Loan # XXX was noted in the exceptions. This loan # is related to the community second which is a part of this loan. Copy of signed note and mortgage showing no payment along with a copy of the HUD I was provided in this file.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024
Client Defect Validated: Issue stated is borrower is no longer XXX however there is nothing in the file to indicate this and a VVOE dated XX/XX/XXXX is in file loan closing date is XXX/XXX/XXX. (ii) Credit defect invalidated: Loan # XXX was noted in the exceptions. This loan # is related to the community second which is a part of this loan. Copy of signed note and mortgage showing no payment along with a copy of the HUD I was provided in this file.
																		02/08/2024		C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10162		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/05/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: XXX% DTI exception due to omission of XXX% payment for student loan of XXX per month. Final XXX shows balance but does not list a payment. Credit report has no payment so XXX% was used. Rerun DU to get new approval or provide proof of payoff or required payment at time of closing. Additional conditions may apply.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/27/2024
Client Defect Validated: XXX% DTI exception due to omission of XXX% payment for student loan of XXX per month. Final XXX shows balance but does not list a payment. Credit report has no payment so XXX% was used. Rerun DU to get new approval or provide proof of payoff or required payment at time of closing. Additional conditions may apply.
																		02/27/2024		C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10162		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/05/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval
Client Defect Validated: Lender to provide WVOE or third party VOE to show complete breakdown of income to confirm minimum income of XXX per month. Paystubs are unclear as to how borrower is being paid. They show a daily rate that doesn't compute out to the YTD income. Additional conditions may apply. ; VOE provided shows employment ended on XXX/XXX/XXX. Please provide a current VOE or W2. Condition maintained.
															Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client.	02/27/2024
Client Defect Validated: Lender to provide WVOE or third party VOE to show complete breakdown of income to confirm minimum income of XXX per month. Paystubs are unclear as to how borrower is being paid. They show a daily rate that doesn't compute out to the YTD income. Additional conditions may apply. ; VOE provided shows employment ended on XXX/XXX/XXX. Please provide a current VOE or W2. Condition maintained.
																		02/27/2024		C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10326		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/08/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: Borrower XXX at the time of closing - According to the Offer letter (signed by the borrower and employer), for XXXXXX dated XXX/XXX/XXX. The borrower’s start date was XX/XX/XXXX and the loan closed on XXX/XXX/XXX. Per FNMA regarding Employment Offers or Contracts: Option XXX -- Paystub Obtained Before Loan Delivery he lender must obtain an executed copy of the borrower's offer or contract for future employment and anticipated income. Prior to delivering the loan, the lender must obtain a paystub from the borrower that includes sufficient information to support the income used to qualify the borrower based on the offer or contract. The paystub must be retained in the mortgage loan file. Option XXX -- Paystub Not Obtained Before Loan Delivery. This option is limited to loans that meet the following criteria: purchase transaction, principal residence, one-unit property, the borrower is XXX by a family member or by an interested party to the transaction, and the borrower is qualified using only fixed base income. The lender must obtain and review the borrower’s offer or contract for future employment. The employment offer or contract must clearly identify the employer and the borrower, be signed by the employer, and be accepted and signed by the borrower; clearly identify the terms of employment, including position, type and rate of pay, and start date; and be non-contingent.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024
Client Defect Invalidated: Borrower XXX at the time of closing - According to the Offer letter (signed by the borrower and employer), for XXXXXX dated XXX/XXX/XXX. The borrower’s start date was XX/XX/XXXX and the loan closed on XXX/XXX/XXX. Per FNMA regarding Employment Offers or Contracts: Option XXX -- Paystub Obtained Before Loan Delivery he lender must obtain an executed copy of the borrower's offer or contract for future employment and anticipated income. Prior to delivering the loan, the lender must obtain a paystub from the borrower that includes sufficient information to support the income used to qualify the borrower based on the offer or contract. The paystub must be retained in the mortgage loan file. Option XXX -- Paystub Not Obtained Before Loan Delivery. This option is limited to loans that meet the following criteria: purchase transaction, principal residence, one-unit property, the borrower is XXX by a family member or by an interested party to the transaction, and the borrower is qualified using only fixed base income. The lender must obtain and review the borrower’s offer or contract for future employment. The employment offer or contract must clearly identify the employer and the borrower, be signed by the employer, and be accepted and signed by the borrower; clearly identify the terms of employment, including position, type and rate of pay, and start date; and be non-contingent.
																		02/12/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10326		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/03/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM received within tolerance. Condition cleared.			Third Party Valuation Product Provided	02/20/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10332		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/14/2024	Resolved	1222	Compliance	Home loan Toolkit is Missing	Document Required: The home loan toolkit is Missing. ; Cleared as we have received evidence borrower received the Toolkit within XXX days of note date.			The home loan toolkit received.	02/23/2024	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	B	A	C	C	D	A	B	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10332		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/14/2024	Acknowledged	1236	Compliance	XXX XXX Disclosure is Missing	Document Required: The affiliate XXX disclosure is Missing. ; Non-material disclosure - Condition downgraded to B.	Change status of 'XXX XXX Disclosure is Missing' from Active to Acknowledged by Client.; Non-material disclosure - Condition downgraded to B.;	02/27/2024	Document Required: The affiliate XXX disclosure is Missing. ; Non-material disclosure - Condition downgraded to B.	02/27/2024	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	B	B	C	C	D	A	B	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10332		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/10/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning			Third Party Valuation Product Provided	02/14/2024	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	D	A	C	C	D	A	B	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10332		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/06/2024	Resolved	3810	Property	Third Party Valuation Product Not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% ; BPO ordered due to seasoning			Third Party Valuation Product Provided.	02/14/2024	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	D	A	C	C	D	A	B	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10332		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/10/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated- ATR Risk: The borrowers' ability to repay the subject mortgage and all other monthly obligations was not established. The loan was evaluated by LP, and received a risk assessment of Accept, based in part on a total debt ratio of XXX% However, the income was calculated incorrectly. The total monthly income amount submitted to LP for evaluation was XXX which included XXX in positive rental income (from two properties). Rental income was calculated from the XXX Schedule E's, using the amount on line XXX + depreciation / XXX This is not an appropriate calculation. Using Freddie Mac's Form XXX combined net rental income is calculated at XXX per month. The resulting debt ratio is XXX%. The borrowers' each owned rental properties and both had separate tax returns from XXX The income was calculated incorrectly and as mentioned in FHLMC's repurchase letter by adding the total loss of XXX to the depreciation amount of XXX Upon recalculation of the income, the borrowers showed losses of XXX and XXX or a total loss of ($XXX), which results in a revised debt ratio of XXX%.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024
Client Defect Validated- ATR Risk: The borrowers' ability to repay the subject mortgage and all other monthly obligations was not established. The loan was evaluated by LP, and received a risk assessment of Accept, based in part on a total debt ratio of XXX% However, the income was calculated incorrectly. The total monthly income amount submitted to LP for evaluation was XXX which included XXX in positive rental income (from two properties). Rental income was calculated from the XXX Schedule E's, using the amount on line XXX + depreciation / XXX This is not an appropriate calculation. Using Freddie Mac's Form XXX combined net rental income is calculated at XXX per month. The resulting debt ratio is XXX%. The borrowers' each owned rental properties and both had separate tax returns from XXX The income was calculated incorrectly and as mentioned in FHLMC's repurchase letter by adding the total loss of XXX to the depreciation amount of XXX Upon recalculation of the income, the borrowers showed losses of XXX and XXX or a total loss of ($XXX), which results in a revised debt ratio of XXX%.
																		02/12/2024	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	C	C	C	C	D	A	B	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10164		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/08/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect validated: Early Payment Default. The subject loan was at least four full monthly payments delinquent. Unable to validate defect as file does not contain payment history for subject loan.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/13/2024
Client Defect validated: Early Payment Default. The subject loan was at least four full monthly payments delinquent. Unable to validate defect as file does not contain payment history for subject loan.
																		02/13/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10164		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/02/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided	XXX Defect: Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; BPO ordered due to seasoning			Third Party Valuation Product Provided.	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10164		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/08/2024	Resolved	1257	Credit	Borrower Employment Verification does not meet guidelines
XXX Defect: VVOE is not dated. Per VVOE, the borrower is actively XXX by XXXXX, however the VVOE is not dated. Per AUS #XXX, VVOE must be no more than XXX days prior to note date.; Condition cleared as we have received the VOE for the borrower.
															Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.; Acknowledged by client	02/13/2024	The exception 'Borrower Employment Verification does not meet guidelines' is cleared.; Condition cleared as we have received the VOE for the borrower.	02/26/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10164		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Acknowledged	-96658	Compliance	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; HPML compliant.
															Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.; HPML compliant. Downgraded.	02/13/2024
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is not a higher-priced mortgage loan due one of the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX), but the APR does not exceed the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX), but the APR does not exceed the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien, but the APR does not exceed the Average Prime Offer Rate XXX% by XXX% or more.
																		02/06/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10164		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/02/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning			Third Party Valuation Product Provided	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10164		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; XXX Defect: TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Appraisal Fee. Appraisal was completed on XX/XX/XXXX and updated fee was not disclosed to borrower prior to appraisal completion. Fee should have been updated once appraiser accepts the assignment and discloses appraisal cost.
															Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Downgraded due to SOL.	02/13/2024
This loan passed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that do not exceed the good faith determination according to §XXX(e)(XXX)(i) lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).
																		02/13/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10121		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: Lender stated DTI was misrepresented with accurate total expenses that resulted in a lower DTI of XXX% wherein DTI should have been XXX% Manual calculation counting all debts, expenses, taxes and Insurance for the property at XXX XXX. resulted in a total DTI of XXX%. Borrower SSI income of XXX and XXX income of XXX was accounted for. Borrower income does appears stable.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/13/2024
Client Defect Invalidated: Lender stated DTI was misrepresented with accurate total expenses that resulted in a lower DTI of XXX% wherein DTI should have been XXX% Manual calculation counting all debts, expenses, taxes and Insurance for the property at XXX XXX. resulted in a total DTI of XXX%. Borrower SSI income of XXX and XXX income of XXX was accounted for. Borrower income does appears stable.
																		02/13/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	C	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10121		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Downgraded due to SOL.
															Compliance - SOL - Downgrade - Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Acknowledged by client.	02/14/2024
This loan passed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that do not exceed the good faith determination according to §XXX(e)(XXX)(i) lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).
																		02/07/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	B	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10239		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: AVM is missing from the loan file. Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/14/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10239		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Validated: The Credit report XXX/XXX/XXX, pg XXX does not list additional liabilities. Undisclosed Liability - A recent credit report obtained by Fannie Mae reported additional monthly debt with XXX XXX that was not disclosed in the loan documentation. Including a monthly payment of XXX resulted in a revised DTI of XXX% Undisclosed Mortgage(s) - A recent credit report obtained by Fannie Mae reported additional mortgage debt with XXX that Was not disclosed in the loan documentation. Including the undisclosed mortgage(s) resulted in a revised DTI of XXX%
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024
Client Defect Validated: The Credit report XXX/XXX/XXX, pg XXX does not list additional liabilities. Undisclosed Liability - A recent credit report obtained by Fannie Mae reported additional monthly debt with XXX XXX that was not disclosed in the loan documentation. Including a monthly payment of XXX resulted in a revised DTI of XXX% Undisclosed Mortgage(s) - A recent credit report obtained by Fannie Mae reported additional mortgage debt with XXX that Was not disclosed in the loan documentation. Including the undisclosed mortgage(s) resulted in a revised DTI of XXX%
																		02/12/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10268		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM received within tolerance. Condition cleared.			Third Party Valuation Product Provided	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10268		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Resolved	3800	Property	Third Party Valuation Product Not Provided
XXX Defect: Third Party Valuation Product Not Provided and CU Score is not provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; AVM received within tolerance. Condition cleared.
																	Third Party Valuation Product Provided.	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10268		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/11/2024	Acknowledged	3603	Credit	No Credit Findings
client defect invalidated: borrower has documented XXX year history of overtime income. the WVOE dated XX/XX/XXXX indicates that overtime and bonus income is not likely to continue. if this was the only documentation in the file, UW understands why general assumption is made that it would not continue. however the OT income YTD as of XX/XX/XXXX is XXX on WVOE. borrower provided paystub dated XX/XX/XXXX with YTD overtime figure of XXX. Based on this paystub showing that overtime for the year has increased since the WVOE stated it was not likely to continue, a general assumption would be that overtime is not guaranteed as it is fluctuating income, however it is available and being paid to the borrower accordingly, therefore UW is OK to proceed with using the income as it is in the file.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024
client defect invalidated: borrower has documented XXX year history of overtime income. the WVOE dated XX/XX/XXXX indicates that overtime and bonus income is not likely to continue. if this was the only documentation in the file, UW understands why general assumption is made that it would not continue. however the OT income YTD as of XX/XX/XXXX is XXX on WVOE. borrower provided paystub dated XX/XX/XXXX with YTD overtime figure of XXX. Based on this paystub showing that overtime for the year has increased since the WVOE stated it was not likely to continue, a general assumption would be that overtime is not guaranteed as it is fluctuating income, however it is available and being paid to the borrower accordingly, therefore UW is OK to proceed with using the income as it is in the file.
																		02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10232		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/08/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10232		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect validated: Interested Party Contributions are within the XXX% guidelines. Sales price was XXX which gives a limit of $XXX; Seller Credit was XXX and Buyer paid XXX deposit and Cash to Close was $XXX. Buyer funds were not less than Interested Party Contributions
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect validated: Interested Party Contributions are within the XXX% guidelines. Sales price was XXX which gives a limit of $XXX; Seller Credit was XXX and Buyer paid XXX deposit and Cash to Close was $XXX. Buyer funds were not less than Interested Party Contributions
																		02/08/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10232		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Resolved	3736	Property	Escrow Holdback Listed on Closing Statement
XXX Defect: The following escrow holdback was listed on closing statement: XXX for repair to window in the basement; Lender provided XXX completion certificate verifying the repair to window in basement has been completed. Condition cleared.
																	The exception 'Escrow Holdback Listed on Closing Statement' is cleared.	02/14/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10269		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/10/2024	Resolved	1428	Credit	CLTV Exceeds the AUS Maximum Allowable	The original CLTV of XXX exceeds maximum allowable per AUS of XXX; The original CLTV of XXX exceeds maximum allowable per AUS of XXX; Rounding			The original CLTV of XXX is not greater than the maximum allowable per AUS of XXX; The original CLTV of XXX is not greater than the maximum allowable per AUS of XXX	03/25/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	A	C	A	D	C	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10269		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/10/2024	Resolved	3580	Property	Third Party Valuation Product not Provided
XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM received - within tolerance - condition cleared ; AVM received - within tolerance - condition cleared
																	Third Party Valuation Product Provided	02/20/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	C	A	D	C	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10269		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/12/2024	Acknowledged	2075	Property	Title Issues Present
client defect validated: the title policy in file does reference the original MERS recording. per the defect the investor will not accept the title policy if the policy references it in any way. title has not revised the recording info as of yet and therefore defect still valid.
															Change status of 'Title Issues Present' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024
client defect validated: the title policy in file does reference the original MERS recording. per the defect the investor will not accept the title policy if the policy references it in any way. title has not revised the recording info as of yet and therefore defect still valid.
																		02/12/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	C	A	D	C	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10294		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/07/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Appraisal fee XXX increased on the LE issued XX/XX/XXXX without a valid reason. Downgraded due to SOL XXX year non rescindable.
															Compliance - SOL - Downgrade - Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Acknowledged by client.	02/14/2024
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Appraisal fee XXX increased on the LE issued XX/XX/XXXX without a valid reason. Downgraded due to SOL XXX year non rescindable.
																		02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	B	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10294		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/09/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated- ATR Risk: The subject loan does not meet the Ability to Repay (ATR) / (QM) eligibility requirements. As per ATR/QM compliance requirements referenced in Section XXX of the Freddie Mac Single-Family Seller/Servicer Guide, the subject loan is not eligible for sale to Freddie Mac. Other debt obligations: installments, credit cards, educational loans, alimony, child support, housing expenses of other properties owned. The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX. Lender did not include the PITIA for the borrower’s retained property located at XXX XXX XXX in the amount of $XXX. The file contains a lease agreement for this property dated XX/XX/XXXX for XXX however this income was not included. Per Freddie Mac XXX: Rental income generated from the Borrower’s second home may not be used as stable monthly income.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024
Client Defect Validated- ATR Risk: The subject loan does not meet the Ability to Repay (ATR) / (QM) eligibility requirements. As per ATR/QM compliance requirements referenced in Section XXX of the Freddie Mac Single-Family Seller/Servicer Guide, the subject loan is not eligible for sale to Freddie Mac. Other debt obligations: installments, credit cards, educational loans, alimony, child support, housing expenses of other properties owned. The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX. Lender did not include the PITIA for the borrower’s retained property located at XXX XXX XXX in the amount of $XXX. The file contains a lease agreement for this property dated XX/XX/XXXX for XXX however this income was not included. Per Freddie Mac XXX: Rental income generated from the Borrower’s second home may not be used as stable monthly income.
																		02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	C	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10294		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/09/2024	Acknowledged	3500	Credit	Borrower residency documentation not provided or issue with documentation	Borrower residency documentation not provided or issue with documentation. Final XXX states the borrower is a XXX, however the fraud report shows XXX.			Acknowledged by Client - efforts exhausted to remedy - XXX Defect	02/09/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	C	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10220		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/09/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval
Client Defect Validated- ATR Risk: Employment validation was obtained for the borrower through Desktop Underwriter’s (DU) Validation Service. In order to obtain Day One Certainty, DU required that the loan close by XXX/XXX/XXX. The subject loan closed on XXX/XXX/XXX, which was after the date required by DU. The file did contain an updated verification; however, the loan was not resubmitted to DU. Research confirmed that this borrower was XXX as disclosed as of XXX/XXX/XXX. Excluding the income resulted in a revised total monthly income of XXX and a revised DTI that could not be calculated.
															Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024
Client Defect Validated- ATR Risk: Employment validation was obtained for the borrower through Desktop Underwriter’s (DU) Validation Service. In order to obtain Day One Certainty, DU required that the loan close by XXX/XXX/XXX. The subject loan closed on XXX/XXX/XXX, which was after the date required by DU. The file did contain an updated verification; however, the loan was not resubmitted to DU. Research confirmed that this borrower was XXX as disclosed as of XXX/XXX/XXX. Excluding the income resulted in a revised total monthly income of XXX and a revised DTI that could not be calculated.
																		02/12/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10220		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/09/2024	Resolved	3605	Credit	Asset Documents are Incomplete
XXX Defect ATR Risk: Missing the signed final HUD1/Settlement Statement for REO Pending sale: XXX XXX with proceeds of $XXX. Condition maintained. ; Condition cleared as we have received the missing settlement statement for XXX XXX.; Lender provided a property profile showing the property was sold. Missing evidence of proceeds for XXX XXX in the amount of $XXX.
																	The exception 'Asset Documents are Incomplete' is cleared.	02/27/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10220		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/09/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CCA received - within tolerance - condition cleared; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/14/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10220		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/09/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
XXX Defect: FEMA declared XXX in a disaster area (Hurricane XXX) on XXX/XXX/XXX, with a release date of XX/XX/XXXX and (Hurricane XXX) on XXX/XXX/XXX, with a release date of XXX/XXX/XXX. The appraisal in file is dated XX/XX/XXXX and shows no damage, however the appraisal date is prior to the FEMA release date. A Post Disaster Inspection is required. ; PCI received - no damage noted - condition cleared
																	Post Disaster Inspection provided	03/11/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10215		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/01/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided	Client Defect Validated: Third Party Valuation Product Not Provided and CU Score is XX/XX/XXXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Change status of 'Third Party Valuation Product Not Provided' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024	Third Party Valuation Product Provided.	02/20/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	B	D	A	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
MMCA2026SD10215		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/20/2024	Resolved	3600	Property	Third party AVM Confidence Score is less than XXX%	Third party AVM Confidence Score of XXX is less than XXX%.; AVM received - out of tolerance - additional finding set ; CCA provided within tolerance. Condition cleared.			Additional third party valuation requested to support value. Additional third party valuation product provided that supports value.	03/11/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	B	D	A	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
MMCA2026SD10215		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/01/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%
Change status of 'Third Party Valuation Product not Provided' from Acknowledged by Client to Active.; XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Change status of 'Third Party Valuation Product not Provided' from Active to Acknowledged by Client.; Acknowledged by client
																02/08/2024	Third Party Valuation Product Provided	02/20/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	B	D	A	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
MMCA2026SD10215		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Acknowledged	944	Property	Reasonable Comps Indicator is No
Client Defect Validated: Failure To Use Three Comparable Sales per Fannie Mae Guidelines. Appraisal pg XXX did not provide XXX comparable Sales. Comparables on Appraisal were not completed at time of Appraisal XXX/XXX/XXX. An update/comment to the Appraisal was supplied XX/XX/XXXX & XXX/XXX/XXX. Post-closing pg XXX providing information for process of Comparables.
															Change status of 'Reasonable Comps Indicator is No' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Validated: Failure To Use Three Comparable Sales per Fannie Mae Guidelines. Appraisal pg XXX did not provide XXX comparable Sales. Comparables on Appraisal were not completed at time of Appraisal XXX/XXX/XXX. An update/comment to the Appraisal was supplied XX/XX/XXXX & XXX/XXX/XXX. Post-closing pg XXX providing information for process of Comparables. Comps support value, exception downgraded to a B.
																		02/08/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	B	C	B	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
MMCA2026SD10215		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/20/2024	Resolved	3598	Property	Third Party AVM to appraised value exceeds XXX% allowable variance	Third party AVM value of XXX with a variance of XXX exceeds XXX% allowable variance.; CCA provided within tolerance. Condition cleared.	Change status of 'Third Party AVM to appraised value exceeds XXX% allowable variance' from Active to Revoked.; Revoked	02/20/2024	Additional third party valuation requested to support value. Additional third party valuation product provided that supports value.; CCA provided within tolerance. Condition cleared.	03/11/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	B	C	A	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
MMCA2026SD10203		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/05/2024	Resolved	651	Credit	Borrower Liabilities Verification Indicator is Partial
XXX Defect: Borrower liabilities verified indicator is Partial. XX reflects lease income in the amount of XXX for XXX XXX however the lease reflects rental income of $XXX.; Condition rescinded as this is a part of the defect condition already set.
																	Borrower liabilities verified indicator is Present	02/13/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10203		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/05/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% VM is missing.; AVM received - within tolerance - condition cleared			Third Party Valuation Product Provided	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10203		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/05/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: ATR Risk - The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX. Income documented but the rental income on the final XXX for XXX XXX of XXX does not reflect the monthly rental income on the lease agreement provided rental income for XXX XXX the vacancy factor expense of XXX% was not factored in which resulted in a higher net rental income used to qualify.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Validated: ATR Risk - The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX. Income documented but the rental income on the final XXX for XXX XXX of XXX does not reflect the monthly rental income on the lease agreement provided rental income for XXX XXX the vacancy factor expense of XXX% was not factored in which resulted in a higher net rental income used to qualify.
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10247		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/12/2024	Acknowledged	3812	Credit	Interested Party Contribution – Exceeds Guidelines	Lender Defect Validated: The Interested Party Contributions of XX/XX/XXXX exceed 300allowable per guidelines.	Change status of 'Interested Party Contribution – Exceeds Guidelines' from Active to Acknowledged by Client.; Acknowledged by client.	02/29/2024	Lender Defect Validated: The Interested Party Contributions of XX/XX/XXXX exceed 300allowable per guidelines.	02/29/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10247		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/12/2024	Acknowledged	3603	Credit	No Credit Findings
Client defect invalidated: review of the borrowers income shows to be in line with AUS requirements. all income documentation in the file supports the income being used in qualification. review of the borrowers rental property documentation also shows valid. using XXX% of lease as required by AUS to qualify the income and factoring in all liabilities including the negative rental income, the borrowers qualify.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by Client	02/14/2024
Client defect invalidated: review of the borrowers income shows to be in line with AUS requirements. all income documentation in the file supports the income being used in qualification. review of the borrowers rental property documentation also shows valid. using XXX% of lease as required by AUS to qualify the income and factoring in all liabilities including the negative rental income, the borrowers qualify.
																		02/14/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10247		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/14/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM provided within XXX% tolerance and confidence score above XXX% Condition cleared.			Third Party Valuation Product Provided	02/20/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10247		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/14/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided
Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; AVM provided within XXX% tolerance and confidence score above XXX% Condition cleared.
																	Third Party Valuation Product Provided.	02/20/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10250		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/09/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval
Client Defect Validated ATR Risk: Missing copies of security deposit and first months rent check with proof of deposit or two most bank statements or electronic transfers of rental payment for existing lease agreement per FNMA guidelines which the DU refers to in it's requirements for use of rental income.
															Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024
Client Defect Validated ATR Risk: Missing copies of security deposit and first months rent check with proof of deposit or two most bank statements or electronic transfers of rental payment for existing lease agreement per FNMA guidelines which the DU refers to in it's requirements for use of rental income.
																		02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	C	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10250		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/09/2024	Acknowledged	1248	Credit	AUS is Partial
Acknowledged by client Client Defect validated: ATR Risk: DU findings is approve/ineligible due to ratios of XXX%. Reexamination of income brings new DTI to XXX%. Would need a rerun of DU findings to see if approve eligible can be obtained.
															Change status of 'AUS is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024
Acknowledged by client Client Defect validated: ATR Risk: DU findings is approve/ineligible due to ratios of XXX%. Reexamination of income brings new DTI to XXX%. Would need a rerun of DU findings to see if approve eligible can be obtained.
																		02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10205		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Acknowledged	651	Credit	Borrower Liabilities Verification Indicator is Partial
Client Defect Validated:-ATR Risk: The loan file reflects that the departing residence, which was retained by the Borrowers, has an HOA fee. The amount of the HOA fee was not disclosed in the monthly payment for the departing address.
															Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	02/28/2024
Client Defect Validated:-ATR Risk: The loan file reflects that the departing residence, which was retained by the Borrowers, has an HOA fee. The amount of the HOA fee was not disclosed in the monthly payment for the departing address.
																		02/28/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10205		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX. Co-Borrower OT used in qualifying not supported. Recalculation of qualifying income, DTI exceeds XXX% and AUS ineligible. Departing residence rental used to offset PITI. Unable to include any positive rental income for departing as Borrower has no history of rental management and documentation of security deposit / monthly rental not available from Borrower." A one year lease for the departing address was found in the loan file with a monthly rent of XXX and deposit of XXX There was no evidence in the loan file for the security deposit or first month rent.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024
Client Defect Validated: The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX. Co-Borrower OT used in qualifying not supported. Recalculation of qualifying income, DTI exceeds XXX% and AUS ineligible. Departing residence rental used to offset PITI. Unable to include any positive rental income for departing as Borrower has no history of rental management and documentation of security deposit / monthly rental not available from Borrower." A one year lease for the departing address was found in the loan file with a monthly rent of XXX and deposit of XXX There was no evidence in the loan file for the security deposit or first month rent.
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	C	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10205		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	A	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10251		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/09/2024	Acknowledged	-96365	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; Acknowledged by client; Downgraded due to SOL; TILA 130B Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The XXX% tolerance violation is due increase in Recording fee from XXX on final LE XX/XX/XXXX to XXX on the initial CD XX/XX/XXXX without a valid COC.

Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Active to Acknowledged by Client.; Acknowledged by client; Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Revoked to Acknowledged by Client.; Acknowledged by client
																02/16/2024	Downgraded due to SOL; TILA	02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	B	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10251		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/13/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable	Client Defect Validated: ATR Risk: The back-end DTI of XXX% exceeds the maximum allowable per AUS of XXX%. XXX year average of XXX supports XXX per month vs. XXX per month used to qualify.	Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/16/2024	Client Defect Validated: ATR Risk: The back-end DTI of XXX% exceeds the maximum allowable per AUS of XXX%. XXX year average of XXX supports XXX per month vs. XXX per month used to qualify.	02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10251		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/13/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defects Invalidated-ATR Risk: i) "Missing tax returns to properly calculate Self Employment income"; ii) "Excessive Seller Contributions". Defects invalidated due to Tax Returns for Borrower's Self Employment were provided in the loan file and Seller Contributions were less than XXX% therefore, did not exceed the max allowed.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024
Client Defects Invalidated-ATR Risk: i) "Missing tax returns to properly calculate Self Employment income"; ii) "Excessive Seller Contributions". Defects invalidated due to Tax Returns for Borrower's Self Employment were provided in the loan file and Seller Contributions were less than XXX% therefore, did not exceed the max allowed.
																		02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10251		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/13/2024	Resolved	3605	Credit	Asset Documents are Incomplete	XXX Defect-Missing source of the following large deposits: XXX on XX/XX/XXXX into XXX #XXX.
Audit reviewed the lenders response. XXX deposited on XX/XX/XXXX to the XXX account XXX was coming from one of his other XXX accounts. The XXX statement shows XXX was withdrawn on XXX/XXX/XXX, therefore this amount was not used. The difference XXX was deducted from the liquid assets as unsourced. Condition cleared.
																		02/23/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10251		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/13/2024	Resolved	651	Credit	Borrower Liabilities Verification Indicator is Partial	XXX Defect-Missing documentation to confirm XXX tax liability in the amount of XXX has been paid in full and source of funds used.			Lender provided documentation that the installment payments were not due until XX/XX/XXXX which is after closing. Condition cleared.	02/23/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10190		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/01/2024	Resolved	3800	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; BPO ordered due to seasoning	Change status of 'Third Party Valuation Product Not Provided' from Cleared to Revoked.; Revoked; BPO ordered due to seasoning	02/08/2024	Third Party Valuation Product Provided.; Third Party Valuation Product Provided.	02/19/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10190		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval
Client Defect Validated: ATR Risk - Incorrect income calculation. The Borrower was qualified using base, bonus and overtime. However, while the Borrower received overtime in XXX and XXX (declining but still received), the most recent paystub, as of XXX/XXX/XXX, reflects no overtime in the first two months of the current year. There was no explanation in the file regarding the stability of the overtime. Excluding the overtime caused DTI to increase from XXX% to XXX%.
															Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Validated: ATR Risk - Incorrect income calculation. The Borrower was qualified using base, bonus and overtime. However, while the Borrower received overtime in XXX and XXX (declining but still received), the most recent paystub, as of XXX/XXX/XXX, reflects no overtime in the first two months of the current year. There was no explanation in the file regarding the stability of the overtime. Excluding the overtime caused DTI to increase from XXX% to XXX%.
																		02/08/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10190		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: ATR Risk: The back-end DTI of XXX% (Total Income of XXX Origination PITI of XXX Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX% due to excluding overtime in recalculated income. Incorrect income calculation. The Borrower was qualified using base, bonus and overtime. However, while the Borrower received overtime in XXX and XXX (declining but still received), the most recent paystub, as of XXX/XXX/XXX, reflects no overtime in the first two months of the current year. There was no explanation in the file regarding the stability of the overtime. Excluding the overtime caused DTI to increase from XXX% to XXX%.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/13/2024
Client Defect Validated: ATR Risk: The back-end DTI of XXX% (Total Income of XXX Origination PITI of XXX Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX% due to excluding overtime in recalculated income. Incorrect income calculation. The Borrower was qualified using base, bonus and overtime. However, while the Borrower received overtime in XXX and XXX (declining but still received), the most recent paystub, as of XXX/XXX/XXX, reflects no overtime in the first two months of the current year. There was no explanation in the file regarding the stability of the overtime. Excluding the overtime caused DTI to increase from XXX% to XXX%.
																		02/13/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10190		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/01/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning	Change status of 'Third Party Valuation Product not Provided' from Cleared to Revoked.; Revoked; BPO ordered due to seasoning	02/08/2024	Third Party Valuation Product Provided; Third Party Valuation Product Provided	02/19/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10201		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/11/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect validated: prior and during the time of closing all debts paid and unpaid were accounted for to include in the DTI that were required to qualify borrower for loan. DTI was sufficient at the time of closing at XXX%
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024
Client Defect validated: prior and during the time of closing all debts paid and unpaid were accounted for to include in the DTI that were required to qualify borrower for loan. DTI was sufficient at the time of closing at XXX%
																		02/12/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10201		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/11/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/14/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10240		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	A	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10240		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defeat validated: ATR - Income/ Employment – Incorrect Income Calculations. The Borrower qualified using monthly base of XXX and overtime of XXX Income documentation in file support both base and overtime used to qualify loan.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024
Client Defeat validated: ATR - Income/ Employment – Incorrect Income Calculations. The Borrower qualified using monthly base of XXX and overtime of XXX Income documentation in file support both base and overtime used to qualify loan.
																		02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	C	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10240		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Acknowledged	651	Credit	Borrower Liabilities Verification Indicator is Partial
Client Defect Validated: ATR – Miscalculated Debt Obligation. Lender omitted mortgage debt without sufficient documentation. Freddie Mac selling guide, Section 54012b, a mortgage payment can be excluded when documentation in the Mortgage file indicate the following: A party other than the borrower has been making timely payments for the most recent XXX-months, when a Mortgage payment is being excluded the party making the Mortgage payments must be obligated on the Note and the party making the payment is not an interested party to the subject real estate or mortgage transaction. The Borrower has a second home at XXX XXX XXX mortgaged by XXX XXX for XXX / XXX per month. The file contains evidence of XXX-months cancelled checks from an alternative party. However, evidence the alternative party is obligated to the debt was not provided. The mortgage statement and customer account activity statement in file shows the Borrower individually own the debt. Including this debt increased the DTI XXX% to XXX%.
															Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024
Client Defect Validated: ATR – Miscalculated Debt Obligation. Lender omitted mortgage debt without sufficient documentation. Freddie Mac selling guide, Section 54012b, a mortgage payment can be excluded when documentation in the Mortgage file indicate the following: A party other than the borrower has been making timely payments for the most recent XXX-months, when a Mortgage payment is being excluded the party making the Mortgage payments must be obligated on the Note and the party making the payment is not an interested party to the subject real estate or mortgage transaction. The Borrower has a second home at XXX XXX XXX mortgaged by XXX XXX for XXX / XXX per month. The file contains evidence of XXX-months cancelled checks from an alternative party. However, evidence the alternative party is obligated to the debt was not provided. The mortgage statement and customer account activity statement in file shows the Borrower individually own the debt. Including this debt increased the DTI XXX% to XXX%.
																		02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10240		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Acknowledged	-96365	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; Downgraded due to SOL.
															Compliance - SOL - Downgrade - Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; Downgraded due to SOL.
																		02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	B	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10240		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defeat validated: The qualifying back-end DTI of XXX% (Total Income of XXX Origination PITI of XXX Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX% due to adding back omitted monthly mortgage payment of XXX for 2nd home located at XXX XXX XXX
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.;	02/15/2024
Client Defeat validated: The qualifying back-end DTI of XXX% (Total Income of XXX Origination PITI of XXX Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX% due to adding back omitted monthly mortgage payment of XXX for 2nd home located at XXX XXX XXX
																		02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	C	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10072		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/03/2024	Resolved	1226	Compliance	Intent to Proceed is Missing	XXX Defect: The intent to proceed is Missing			The intent to proceed is received.	02/14/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	A	C	C	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10072		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/10/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: Including the omitted debts the DTI did not increase.; Client Defect Invalidated: Including the omitted debts the DTI did not increase.; Client Defect Invalidated: Including the omitted debts the DTI did not increase.

Client Defect Invalidated: Including the omitted debts the DTI did not increase.; Client Defect Invalidated: Including the omitted debts the DTI did not increase.; Client Defect Invalidated: Including the omitted debts the DTI did not increase.
																		02/10/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	C	C	C	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10242		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/15/2024	Resolved	657	Credit	Borrower Three Liabilities Verified Indicator is Partial
XXX defect: ATR Risk- Missing credit inquiry letter B3 for inquiry dated XX/XX/XXXX for CoreLogic XXX XXX; XXX XXX; and XXX. ; Condition cleared as the inquiries were for this credit report of this loan.
																	Borrower three liabilities verified indicator is Present	02/27/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	C	D	A	D	C	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10242		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/12/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: ATR Risk- - (i) The back-end DTI of XXX% (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX%. B3 income calculated by underwriter is XXX per month. (ii) XXX defect: ATR Risk: Underwriter added B3 loss of XXX from XXX. (iii) Underwriter calculated B2 income at XXX per month averaged over XXX months.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/16/2024
Client Defect Validated: ATR Risk- - (i) The back-end DTI of XXX% (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX%. B3 income calculated by underwriter is XXX per month. (ii) XXX defect: ATR Risk: Underwriter added B3 loss of XXX from XXX. (iii) Underwriter calculated B2 income at XXX per month averaged over XXX months.
																		02/16/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	C	D	C	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10223		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalid: No documents in file to verify occupancy misrepresentation subject property closed on XX/XX/XXXX as a purchase of primary residence borrower provided lease agreement for their primary residence that they are retaining as  investment property,
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Invalid: No documents in file to verify occupancy misrepresentation subject property closed on XX/XX/XXXX as a purchase of primary residence borrower provided lease agreement for their primary residence that they are retaining as  investment property,
																		02/08/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10185		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect validated: Undisclosed Liability recent credit report obtained by Fannie Mae reported additional monthly debt with XXX Bank that was not disclosed in the loan documentation. Including a monthly payment of XXX resulted in a revised DTI of XXX%. Response: Borrower advised “Both of those debts were open under my name; however, the XXX line of credit is tied up to the XXX XXX property where my mom resides and she’s making the payments in that property. Of course, these payments are coming out of her bank account. The second loan with discover is my sisters and she pays me every month so I can make the payment for her of A Heloc opened XX/XX/XXXX – we do not have XXX mos history debt paid by mother to omit discover opened XX/XX/XXXX – we do not have XXX mos history debt paid by sister to omit loan closed XXX/XXX. Research pulled new TWN (attached) and it appears borrower has two new jobs and possibly earning more morning. XXX of XXX accounts defect invalidated ile contains proof of payments for XXX loan as stated in the file by the lender. (ii defect Validated for XXX new account. Missing credit supplement with balance and payment made by another.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect validated: Undisclosed Liability recent credit report obtained by Fannie Mae reported additional monthly debt with XXX Bank that was not disclosed in the loan documentation. Including a monthly payment of XXX resulted in a revised DTI of XXX%. Response: Borrower advised “Both of those debts were open under my name; however, the XXX line of credit is tied up to the XXX XXX property where my mom resides and she’s making the payments in that property. Of course, these payments are coming out of her bank account. The second loan with discover is my sisters and she pays me every month so I can make the payment for her of A Heloc opened XX/XX/XXXX – we do not have XXX mos history debt paid by mother to omit discover opened XX/XX/XXXX – we do not have XXX mos history debt paid by sister to omit loan closed XXX/XXX. Research pulled new TWN (attached) and it appears borrower has two new jobs and possibly earning more morning. XXX of XXX accounts defect invalidated ile contains proof of payments for XXX loan as stated in the file by the lender. (ii defect Validated for XXX new account. Missing credit supplement with balance and payment made by another.
																		02/08/2024		D	C	C	C	D	C	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10185		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Resolved	651	Credit	Borrower Liabilities Verification Indicator is Partial
XXX Defect: Missing proof of newly opened XXX account from inquiry: XX/XX/XXXX and that it is paid by another. Provide credit supplement with balance and proof of XXX mos payment by another evidence needs do be for during the course of this loan which closed XXX/XXX/XXX. Additional conditions may apply. ; Audit reviewed Lender's response and has determined LOE on page XXX confirms a new debt with XXX was opened on XXX/XXX, which is prior to the subject loan closing of XXX/XXX/XXX. Condition retained.; Defect cleared as this is part of the client defect that is validated.
																	Borrower liabilities verified indicator is Present	02/23/2024		D	C	D	A	D	C	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10278		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/05/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: ATR Risk - Per guidelines, self-employment income must have been supported by XXX and XXX tax returns covering the most recent two-year period. XXX tax returns for XXX show no Sch C filed for the borrower so average income for the two years comes to XXX which is half of the approval income of XXX and XXX tax returns for XXX were provided and prove no borrower income earned on Sch C leaving the average income for the two years at half of what the lender had used to qualify the borrower.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/28/2024
Client Defect Validated: ATR Risk - Per guidelines, self-employment income must have been supported by XXX and XXX tax returns covering the most recent two-year period. XXX tax returns for XXX show no Sch C filed for the borrower so average income for the two years comes to XXX which is half of the approval income of XXX and XXX tax returns for XXX were provided and prove no borrower income earned on Sch C leaving the average income for the two years at half of what the lender had used to qualify the borrower.
																		02/28/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	C	C	C	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10278		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/05/2024	Resolved	1261	Credit	Borrower Income Verification does not match Approval
Client Defect Validated: ATR Risk - Per guidelines, since borrower used funds from a XXX account to satisfy reserve requirements, self-employment income must have been supported by XXX and XXX tax returns covering the most recent two-year period. XXX tax returns for XXX show no Sch C filed for the borrower so average income for the two years comes to XXX which is half of the approval income of $XXX; Rescinded as this is part of the DTI condition and lender defect.
															Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024	The borrower income verification does match approval; Rescinded as this is part of the DTI condition and lender defect.	02/13/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	A	C	C	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10278		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/01/2024	Acknowledged	1236	Compliance	XXX XXX Disclosure is Missing	XXX Defect: The affiliate XXX disclosure is Missing; Lender provided the FACTS disclosure indicating Lender has affiliates; however, did not provide the XXX XXX Disclosure. Condition retained.	Change status of 'XXX XXX Disclosure is Missing' from Active to Acknowledged by Client.; Non-material disclosure - Condition downgraded to B.;	02/27/2024	XXX Defect: The affiliate XXX disclosure is Missing; Lender provided the FACTS disclosure indicating Lender has affiliates; however, did not provide the XXX XXX Disclosure. Condition retained.	02/27/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	B	B	C	C	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10143		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/13/2024	Acknowledged	1431	Credit	Liquid Reserves (Dollar Amount) are less than AUS Minimum Required
Client Defect Validated: ATR Risk- The liquid reserves of XXX are less than the minimum required per AUS of $XXX. Underwriter did not find the documentation to provide the source of the XXX in gift funds so unable to use gift funds.

Change status of 'Liquid Reserves (Dollar Amount) are less than AUS Minimum Required' from Active to Acknowledged by Client.; Client Defect Validated: ATR Risk- The liquid reserves of XXX are less than the minimum required per AUS of $XXX. Underwriter did not find the documentation to provide the source of the XXX in gift funds so unable to use gift funds.
																02/23/2024
Client Defect Validated: ATR Risk- The liquid reserves of XXX are less than the minimum required per AUS of $XXX. Underwriter did not find the documentation to provide the source of the XXX in gift funds so unable to use gift funds.
																		02/23/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10143		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/13/2024	Acknowledged	2095	Credit	Insufficient cash to close.
Client Defect Validated: ATR Risk: (i) Cash to close in the amount of XXX is greater than the available asset amount of $XXX. Underwriter did not find the documentation to provide the source of the XXX in gift funds. Additionally EMD in the amount of XXX not sourced/verified. (ii) XXX defect: ATR Risk: Underwriter did not find Gift Letters for the XXX in gift funds in the loan file.
															Change status of 'Insufficient cash to close.' from Active to Acknowledged by Client.; Acknowledged by client	02/16/2024
Client Defect Validated: ATR Risk: (i) Cash to close in the amount of XXX is greater than the available asset amount of $XXX. Underwriter did not find the documentation to provide the source of the XXX in gift funds. Additionally EMD in the amount of XXX not sourced/verified. (ii) XXX defect: ATR Risk: Underwriter did not find Gift Letters for the XXX in gift funds in the loan file.
																		02/16/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10143		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/13/2024	Resolved	1257	Credit	Borrower Employment Verification does not meet guidelines	XXX defect: ATR Risk- Missing google search engine results for verification of previous employer phone number used for the VVOE. ; Lender provided google search ending. Condition cleared.			The exception 'Borrower Employment Verification does not meet guidelines' is cleared.	02/23/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	C	C	A	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10318		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/03/2024	Resolved	1236	Compliance	XXX XXX Disclosure is Missing	XXX Defect: The affiliate XXX disclosure is Missing; Lender provided attestation of no affiliates. Condition cleared.			The affiliate XXX disclosure is Not Applicable	02/21/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	B	A	C	C	D	A	B	A	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10318		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/08/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning	Change status of 'Third Party Valuation Product not Provided' from Cleared to Revoked.; Revoked; BPO ordered due to seasoning	02/14/2024	Third Party Valuation Product Provided; Third Party Valuation Product Provided	02/20/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	C	C	D	A	B	A	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10318		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/08/2024	Acknowledged	2587	Credit	Borrower Income Verification is less than XXX months
Client Defect Validated: ATR Risk - Loan file does not contain sufficient supporting documentation to show stability and consistency to support the current level of income used to qualify. Borrower was XXX from XXX-XXX and documentation was not provided to show employment and income stability prior to that time period
															Change status of 'Borrower Income Verification is less than XXX months' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024
Client Defect Validated: ATR Risk - Loan file does not contain sufficient supporting documentation to show stability and consistency to support the current level of income used to qualify. Borrower was XXX from XXX-XXX and documentation was not provided to show employment and income stability prior to that time period
																		02/12/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	C	C	D	A	B	A	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10318		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/08/2024	Acknowledged	2095	Credit	Insufficient cash to close.
Client Defect Validated: Gift Funds totaling XXX were used for the loan however there is no documentation in the loan file showing the source of these gift funds therefore they cannot be considered for borrower assets
															Change status of 'Insufficient cash to close.' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024
Client Defect Validated: Gift Funds totaling XXX were used for the loan however there is no documentation in the loan file showing the source of these gift funds therefore they cannot be considered for borrower assets
																		02/12/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	C	C	D	A	B	A	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10315		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Acknowledged	-96485	Compliance	Initial Loan Estimate Delivery Date Test (from application)
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: (12 CFR §XXX(e)(XXX)(iii)(A) he initial loan estimate delivery date is later than the third XXX day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its XXX functions) after the creditor or broker receives the consumer's written application therefore, if additional disclosures are entered into Compliance Analyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be XXX regardless of the actual values on the disclosure his calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its XXX functions, as described in §XXX(a)(XXX) and as it relates to §XXX(e)(XXX)(iii)(A) (initial loan estimate disclosure three XXX days after application). This test excluded the following days from the XXX day count based on the client preferences configured on the company settings XXX days profile page: As not being open on Birthday of Martin Luther King, Jr. (XXX/XXX/XXX s not being open on Sunday AS not being open on Saturday PLEASE NOTE: If a conflict results from the client preferences configured on the company settings XXX days profile page such that a day is marked as both open and closed, Compliance Analyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its XXX functions. If this is not the appropriate result, you must revise your settings to remove the conflict he creditor shall deliver or place in the mail the disclosures required under §XXX(e)(XXX)(i) (provision of loan estimate form) not later than the third XXX day after the creditor receives the consumer's application.; Downgraded due to SOL.
															Change status of 'Initial Loan Estimate Delivery Date Test (from application)' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024
This loan passed the initial loan estimate delivery date test (from application).(12 CFR §XXX(e)(XXX)(iii)(A) he initial loan estimate delivery date is not later than the third XXX day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its XXX functions) after the creditor or broker receives the consumer's written application his calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its XXX functions, as described in §XXX(a)(XXX) and as it relates to §XXX(e)(XXX)(iii)(A) (initial loan estimate disclosure three XXX days after application). This test excluded the following days from the XXX day count based on the client preferences configured on the company settings XXX days profile page: As not being open on Sunday AS not being open on Saturday PLEASE NOTE: If a conflict results from the client preferences configured on the company settings XXX days profile page such that a day is marked as both open and closed, Compliance Analyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its XXX functions. If this is not the appropriate result, you must revise your settings to remove the conflict he creditor shall deliver or place in the mail the disclosures required under §XXX(e)(XXX)(i) (provision of loan estimate form) not later than the third XXX day after the creditor receives the consumer's application.; Downgraded due to SOL.
																		02/14/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	B	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10315		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Validated: "Employment Validation - Borrower XXX Employment validation was obtained for the co-borrower through Desktop Underwriter’s (DU) Validation Service. In order to obtain Day One Certainty, DU required that the loan close by XXX/XXX/XXX. The subject loan closed on XXX/XXX/XXX, which was after the date required by DU. The file did not contain an updated verification of employment. Research confirmed that this borrower was XXX as disclosed as of XXX/XXX/XXX. Excluding the income resulted in revised total monthly income of XXX and a revised DTI of XXX%." The loan file included a TWN which reflected that the Co-Borrower in question was an active employee as of XXX/XXX/XXX. There was no other documentation found to prove otherwise.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024
Client Defect Validated: "Employment Validation - Borrower XXX Employment validation was obtained for the co-borrower through Desktop Underwriter’s (DU) Validation Service. In order to obtain Day One Certainty, DU required that the loan close by XXX/XXX/XXX. The subject loan closed on XXX/XXX/XXX, which was after the date required by DU. The file did not contain an updated verification of employment. Research confirmed that this borrower was XXX as disclosed as of XXX/XXX/XXX. Excluding the income resulted in revised total monthly income of XXX and a revised DTI of XXX%." The loan file included a TWN which reflected that the Co-Borrower in question was an active employee as of XXX/XXX/XXX. There was no other documentation found to prove otherwise.
																		02/12/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	C	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10315		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Acknowledged	1236	Compliance	XXX XXX Disclosure is Missing	XXX Defect: The affiliate XXX disclosure is Missing	Change status of 'XXX XXX Disclosure is Missing' from Active to Acknowledged by Client.; Non-material disclosure - Condition downgraded to B.;	02/27/2024	XXX Defect: The affiliate XXX disclosure is Missing	02/27/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	B	B	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10315		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Acknowledged	-96365	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; Downgraded due to SOL.
															Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024
This loan passed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX do not exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; Downgraded due to SOL.
																		02/14/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	B	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10315		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Downgraded due to SOL.
															Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024
This loan passed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that do not exceed the good faith determination according to §XXX(e)(XXX)(i) lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Downgraded due to SOL.
																		02/14/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	B	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10245		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Resolved	2095	Credit	Insufficient cash to close.	XXX Defect: Cash to close in the amount of XXX is greater than the available asset amount of XXX.; Audit reviewed Lenders response and re-reviewed file. Condition rescinded.			Sufficient cash to close is documented.	02/23/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	A	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10245		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Resolved	1431	Credit	Liquid Reserves (Dollar Amount) are less than AUS Minimum Required
The liquid reserves of XXX are less than the minimum required per AUS of XXX.$XXX has been excluded from Assets t is exceeding XXX% of the qualifying income.; Audit reviewed Lenders response and re-reviewed file. Condition rescinded.
															Change status of 'Liquid Reserves (Dollar Amount) are less than AUS Minimum Required' from Cleared to Revoked.; Revoked	02/08/2024
The liquid reserves of XXX are greater than or equal to the AUS minimum required of ___.; The liquid reserves of XXX are greater than or equal to the AUS minimum required of ___.; Audit reviewed Lenders response and re-reviewed file. Condition rescinded.
																		02/23/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	A	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10245		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
CLIENT DEFECTS VALIDATED : ATR Risk - The borrowers do not have sufficient income to support the total monthly obligations he subject loan was delivered to Freddie Mac with an LPA Accept and a debt-to- income (DTI) ration of XXX% Per seller income calculation sheet, Schedule C line XXX for XXX was duplicated as line XXX also for XXX Schedule C filings reporting for LINE XXX is XXX Audit calculations I used income of XXX instead of XXX because I omitted the duplication borrower XXX income was XXX which I failed to validate as well for the VVOE on file does not have the borrower's name and has a lot of discrepancies Based on calculations DTI ratio is XXX% which exceeds LPA DTI of XXX% by more than the allowable tolerance thus invalidating LPA findings
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
CLIENT DEFECTS VALIDATED : ATR Risk - The borrowers do not have sufficient income to support the total monthly obligations he subject loan was delivered to Freddie Mac with an LPA Accept and a debt-to- income (DTI) ration of XXX% Per seller income calculation sheet, Schedule C line XXX for XXX was duplicated as line XXX also for XXX Schedule C filings reporting for LINE XXX is XXX Audit calculations I used income of XXX instead of XXX because I omitted the duplication borrower XXX income was XXX which I failed to validate as well for the VVOE on file does not have the borrower's name and has a lot of discrepancies Based on calculations DTI ratio is XXX% which exceeds LPA DTI of XXX% by more than the allowable tolerance thus invalidating LPA findings
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10235		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/10/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: Unable to calculate co borrower income. Current paystub was used by lender for this new job. After closing third party Equifax verification in file confirms XXX hr work week in order to confirm monthly income income was slightly lower than expected but ratios are still within the maximum DTI approval of XXX% at XXX%. Required previous employment for a minimum of XXX mos per FHLMC guidelines and LP findings are provided with third party VOE/W2s. Defect invalidated.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024
Client Defect Invalidated: Unable to calculate co borrower income. Current paystub was used by lender for this new job. After closing third party Equifax verification in file confirms XXX hr work week in order to confirm monthly income income was slightly lower than expected but ratios are still within the maximum DTI approval of XXX% at XXX%. Required previous employment for a minimum of XXX mos per FHLMC guidelines and LP findings are provided with third party VOE/W2s. Defect invalidated.
																		02/12/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10070		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/11/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Validated: Per AUS loan is not eligible for an Desktop Appraisal on Form 70D and requires a Full Desktop XXX/70D which is in file for review and used to qualify; Changes to Validated as the appraisal reflects as Desktop.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/12/2024
Client Defect Validated: Per AUS loan is not eligible for an Desktop Appraisal on Form 70D and requires a Full Desktop XXX/70D which is in file for review and used to qualify; Changes to Validated as the appraisal reflects as Desktop.
																		02/12/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10070		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/20/2024	Resolved	3598	Property	Third Party AVM to appraised value exceeds XXX% allowable variance	Third party AVM value of XXX with a variance of XXX exceeds XXX% allowable variance.; AVM received - out of tolerance - additional finding set ; CCA provided within tolerance. Condition cleared.			Additional third party valuation requested to support value.	03/11/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10070		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided
Third Party Valuation Product Not Provided and CU Score is XX/XX/XXXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; Third Party Valuation Product Not Provided and CU Score is XX/XX/XXXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; Third Party Valuation Product Not Provided and CU Score is XX/XX/XXXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; [XXX:XXX AM] XXX AVM received. Additional finding added. Condition cleared.
																	Third Party Valuation Product Provided.; Third Party Valuation Product Provided.; Third Party Valuation Product Provided.	02/20/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10070		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/11/2024	Resolved	3420	Credit	DTI Exceeds AUS Maximum Allowable
XXX Defect: The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX. Due to miscalculation of rental income.; Audit reviewed Lenders response and re-reviewed file. Condition rescinded.
																	The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX	02/21/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10070		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Resolved	3580	Property	Third Party Valuation Product not Provided
Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; [XXX:XXX AM] XXX AVM received. Additional finding added. Condition cleared.
																	Third Party Valuation Product Provided; Third Party Valuation Product Provided; Third Party Valuation Product Provided	02/20/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10329		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/13/2024	Acknowledged	1236	Compliance	XXX XXX Disclosure is Missing	XXX Defect: The affiliate XXX disclosure is Missing; Finding remains as we will require a lender attestation on official letterhead to state lender has no affiliates.	Change status of 'XXX XXX Disclosure is Missing' from Active to Acknowledged by Client.; Non-material disclosure - Condition downgraded to B.;	02/27/2024	XXX Defect: The affiliate XXX disclosure is Missing; Finding remains as we will require a lender attestation on official letterhead to state lender has no affiliates.	02/27/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	B	B	C	C	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10329		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/12/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: as there was no new credit opened on the actual credit report nor per the LOE nor the final XXX for XXX nor can validate on the bank statements dated XX/XX/XXXX to support XXX paying auto loan
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/13/2024
Client Defect Invalidated: as there was no new credit opened on the actual credit report nor per the LOE nor the final XXX for XXX nor can validate on the bank statements dated XX/XX/XXXX to support XXX paying auto loan
																		02/13/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	C	C	C	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10293		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/14/2024	Resolved	3605	Credit	Asset Documents are Incomplete	XXX defect - cannot locate donor account # XXX where gift funds were transferred into XXX acct # XXX which was then sent to title company XXX XXX check. Need missing documentation			Condition cleared, per AUS we must document transfer of gift which we have in file.	02/23/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	C	C	A	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10293		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/14/2024	Acknowledged	3812	Credit	Interested Party Contribution – Exceeds Guidelines	CLient defect validated. The Interested Party Contributions of XXX exceed 300allowable per guidelines.	Change status of 'Interested Party Contribution – Exceeds Guidelines' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024	CLient defect validated. The Interested Party Contributions of XXX exceed 300allowable per guidelines.	02/15/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10106		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Loan Review Complete	02/13/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated - ATR Risk: "The client recalculated the DTI at XXX% which exceeded the AUS DTI of XXX%. The borrower's two XXX secondary jobs with XXX and XXX had incomes of XXX and XXX respectively, used on the AUS. However, the client recalculated the incomes at XXX and XXX respectively." (i.) The audit confirmed that the borrower's employment with XXX had changed, per the WVOE, and the borrower's position was altered to XXX with a payment of XXX per class per semester. The WVOE dated XX/XX/XXXX and paystub dated XX/XX/XXXX both confirm a total payment of XXX for the 1st semester of XXX The WVOE states that the first paycheck for the 2nd semester is scheduled for XXX/XXX/XXX. Therefore, using the XXX averaged over the first half of the year returns a monthly income of $XXX. In addition, the letter from the employer stating that he will be paid XXX for an upcoming project in XXX cannot be considered as it is a job that has no started at the time of closing. (ii.) The audit confirmed that the borrower's employment with XXX is as an XXX. Although the WVOE dated XX/XX/XXXX does not specifically state that the borrower is paid over XXX months, the WVOE shows the base pay is through XXX/XXX/XXX, therefore appearing to be paid over XXX months. This is also in line with the XXX base pay total of XXX that would match with the XXX "monthly" pay stated on the WVOE as a XXX-month pay cycle. Therefore, the XXX-month average base pay would be reduced to $XXX. The audit recalculated the DTI at XXX% that exceeded the AUS DTI of XXX%.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/16/2024
Client Defect Validated - ATR Risk: "The client recalculated the DTI at XXX% which exceeded the AUS DTI of XXX%. The borrower's two XXX secondary jobs with XXX and XXX had incomes of XXX and XXX respectively, used on the AUS. However, the client recalculated the incomes at XXX and XXX respectively." (i.) The audit confirmed that the borrower's employment with XXX had changed, per the WVOE, and the borrower's position was altered to XXX with a payment of XXX per class per semester. The WVOE dated XX/XX/XXXX and paystub dated XX/XX/XXXX both confirm a total payment of XXX for the 1st semester of XXX The WVOE states that the first paycheck for the 2nd semester is scheduled for XXX/XXX/XXX. Therefore, using the XXX averaged over the first half of the year returns a monthly income of $XXX. In addition, the letter from the employer stating that he will be paid XXX for an upcoming project in XXX cannot be considered as it is a job that has no started at the time of closing. (ii.) The audit confirmed that the borrower's employment with XXX is as an XXX. Although the WVOE dated XX/XX/XXXX does not specifically state that the borrower is paid over XXX months, the WVOE shows the base pay is through XXX/XXX/XXX, therefore appearing to be paid over XXX months. This is also in line with the XXX base pay total of XXX that would match with the XXX "monthly" pay stated on the WVOE as a XXX-month pay cycle. Therefore, the XXX-month average base pay would be reduced to $XXX. The audit recalculated the DTI at XXX% that exceeded the AUS DTI of XXX%.
																		02/16/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10316		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Acknowledged	2578	Credit	Housing history does not meet guidelines
Client Defect validated: An acceptable payment history was required to be documented for XXX XXX #XXX and XXX #XXX. The loan documentation submitted for our review did not contain proof of the XX/XX/XXXX mortgage payments. There is no evidence in file XX/XX/XXXX mortgage payments were made.
															Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect validated: An acceptable payment history was required to be documented for XXX XXX #XXX and XXX #XXX. The loan documentation submitted for our review did not contain proof of the XX/XX/XXXX mortgage payments. There is no evidence in file XX/XX/XXXX mortgage payments were made.
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	C	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10316		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/02/2024	Acknowledged	1431	Credit	Liquid Reserves (Dollar Amount) are less than AUS Minimum Required
Client Defect validated: Asset Documentation Incomplete/Illegible. The borrower needed assets of XXX to close the subject loan. The loan documentation verified available assets totaling $XXX. The account with XXX was disclosed as a source of funds for the transaction. The bank statement provided for our review did not contain two months statements for account #XXX. Confirmed verified assets are insufficient for funds to close. Also, confirmed only month bank statement was provided for XXX #XXX when XXX months are required. Cash to close in the amount of XXX is greater than the available asset amount of XXX. The liquid reserves of XXX are less than the minimum required per AUS of XXX.
															Change status of 'Liquid Reserves (Dollar Amount) are less than AUS Minimum Required' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect validated: Asset Documentation Incomplete/Illegible. The borrower needed assets of XXX to close the subject loan. The loan documentation verified available assets totaling $XXX. The account with XXX was disclosed as a source of funds for the transaction. The bank statement provided for our review did not contain two months statements for account #XXX. Confirmed verified assets are insufficient for funds to close. Also, confirmed only month bank statement was provided for XXX #XXX when XXX months are required. Cash to close in the amount of XXX is greater than the available asset amount of XXX. The liquid reserves of XXX are less than the minimum required per AUS of XXX.
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	C	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10316		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Acknowledged	3794	Credit	Occupancy Status
XXX Defect: Current primary residence XXX XXX owned by the co-borrower and will be converted to an investment property. A copy of the lease agreement and security deposit money order is in file. The tenant on the lease agreement appears to be the spouse of the borrower XXX. The subject property is being purchased by both borrowers as a primary residence. There is no explanation in file as to why the borrower’s spouse is the tenant on a lease agreement signed XX/XX/XXXX and subject loan closed on XXX/XXX/XXX. The intent and/or status of the borrower's occupancy is not supported in the file.
															Change status of 'Occupancy Status' from Active to Acknowledged by Client.; Lender agreed with occupancy defect. Acknowledged by Lender.	02/14/2024
XXX Defect: Current primary residence XXX XXX owned by the co-borrower and will be converted to an investment property. A copy of the lease agreement and security deposit money order is in file. The tenant on the lease agreement appears to be the spouse of the borrower XXX. The subject property is being purchased by both borrowers as a primary residence. There is no explanation in file as to why the borrower’s spouse is the tenant on a lease agreement signed XX/XX/XXXX and subject loan closed on XXX/XXX/XXX. The intent and/or status of the borrower's occupancy is not supported in the file.
																		02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	C	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10316		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/08/2024	Resolved	3420	Credit	DTI Exceeds AUS Maximum Allowable
Unknown Defect - ATR Risk: The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX. The lender used a base income of XXX the co-borrower’s YTD as well as average income do not support the income used by the lender. Overtime income was not used. According to Section B3-XXX-XXX of the FNMA Selling Guide, after the monthly YTD income is calculated, it must be compared to prior years’ earnings, if the income is stable or increasing the income amount should be averaged. The lender used the income of XXX vs average income of XXX for the co-borrower. Using the average of YTD and prior year income for the co-borrower caused the DTI to increase. ; Audit reviewed Lender's response and has determined the base income of XXX is supported by current paystub and WVOE. In addition, there is OT income that was not included in Lender's calculations. Using the base pay of XXX for Coborrower, the audit DTI is XXX% which is within tolerance of the AUS approved DTI of XXX%. Condition cleared.
																	The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10316		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Unknown Defect: FEMA declared XXX in a disaster area (Severe Storm) on XXX/XXX/XXX, with a release date of XXX/XXX/XXX. The appraisal in file is dated XX/XX/XXXX and shows no damage, however the appraisal date is prior to the FEMA release date. A Post Disaster Inspection is required. ; DCR received - no damage - cleared
																	Post Disaster Inspection provided	03/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10316		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Lender provided COC; however, it does not reflect a valid change of circumstance for increase in credit report fee. Condition retained as Acknowledged by Client.; TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Credit report fee increased on the LE issued XX/XX/XXXX without a valid reason. Downgraded due to SOL XXX year non rescindable.
															Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Acknowledged	02/12/2024
This loan passed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that do not exceed the good faith determination according to §XXX(e)(XXX)(i) lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Credit report fee increased on the LE issued XX/XX/XXXX without a valid reason. Downgraded due to SOL XXX year non rescindable.
																		02/09/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10316		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Resolved	-96348	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).
															Change status of 'Lender Credits That Cannot Decrease Test' from Active to Revoked.; Duplicate finding	02/06/2024
This loan passed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains lender credits that do not exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).
																		02/09/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10316		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CCA received - within tolerance - condition cleared; CU < XX/XX/XXXX - not required	Change status of 'Third Party Valuation Product not Provided' from Cleared to Revoked.; Revoked; CU &lt; XX/XX/XXXX - not required	02/08/2024	Third Party Valuation Product Provided; Third Party Valuation Product Provided; CCA received - within tolerance - condition cleared	03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10316		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Resolved	-96200	Compliance	Qualified Mortgage Lending Policy Points and Fees Test
This loan has points and fees that exceed the points and fees threshold. (12 CFR XXX(e)(XXX) he loan amount is XXX or more, and the transaction's total points and fees is XXX which exceeds XXX percent of the total loan amount of $XXX; or The loan amount is less than XXX but at least XXX and the transaction's total points and fees is XXX which exceeds $XXX; or The loan amount is less than XXX but at least XXX and the transaction's total points and fees is XXX which exceeds XXX percent of the total loan amount of $XXX; or The loan amount is less than XXX but at least XXX and the transaction's total points and fees is XXX which exceeds $XXX; or The loan amount is less than XXX and the transaction's total points and fees is XXX which exceeds XXX percent of the total loan amount of $XXX.
															Change status of 'Qualified Mortgage Lending Policy Points and Fees Test' from Active to Revoked.; Duplicate finding	02/06/2024
This loan does not have points and fees that exceed the points and fees threshold. (12 CFR XXX(e)(XXX) he loan amount is XXX or more, and the transaction's total points and fees is XXX which does not exceed XXX percent of the total loan amount of $XXX; or The loan amount is less than XXX but at least XXX and the transaction's total points and fees is XXX which does not exceed $XXX; or The loan amount is less than XXX but at least XXX and the transaction's total points and fees is XXX which does not exceed XXX percent of the total loan amount of $XXX; or The loan amount is less than XXX but at least XXX and the transaction's total points and fees is XXX which does not exceed $XXX; or The loan amount is less than XXX and the transaction's total points and fees is XXX which does not exceed XXX percent of the total loan amount of $XXX.
																		02/09/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10316		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/02/2024	Acknowledged	2095	Credit	Insufficient cash to close.
Client Defect validated: Asset Documentation Incomplete/Illegible. The borrower needed assets of XXX to close the subject loan. The loan documentation verified available assets totaling $XXX. The account with XXX was disclosed as a source of funds for the transaction. The bank statement provided for our review did not contain two months statements for account #XXX. Confirmed verified assets are insufficient for funds to close. Also, confirmed only month bank statement was provided for XXX #XXX when XXX months are required. Cash to close in the amount of XXX is greater than the available asset amount of XXX.
															Change status of 'Insufficient cash to close.' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect validated: Asset Documentation Incomplete/Illegible. The borrower needed assets of XXX to close the subject loan. The loan documentation verified available assets totaling $XXX. The account with XXX was disclosed as a source of funds for the transaction. The bank statement provided for our review did not contain two months statements for account #XXX. Confirmed verified assets are insufficient for funds to close. Also, confirmed only month bank statement was provided for XXX #XXX when XXX months are required. Cash to close in the amount of XXX is greater than the available asset amount of XXX.
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	C	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10144		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/06/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX. The file is missing acceptable documentation supporting rental income for borrower's previous residence.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024
Client Defect Validated: The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX. The file is missing acceptable documentation supporting rental income for borrower's previous residence.
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	C	C	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10144		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/08/2024	Acknowledged	1248	Credit	AUS is Partial
Three months XXX account statements no older than the latest three months represented on the YTD Profit and Loss Statement were required but not provided. The XXX bank statements must be dated no more than XXX days prior to the Note date. The most recent XXX account statement was dated XXX/XXX/XXX. YTD Profit and Loss Statement was covering time period from XXX/XXX/XXX- XX/XX/XXXX ; The XXX bank statements must be dated no more than XXX days prior to the Note date. The most recent XXX account statement was dated XXX/XXX/XXX. YTD Profit and Loss Statement was covering time period from XXX/XXX/XXX- XXX/XXX/XXX. Condition maintained. ; Updated, finding remains as lender is not able to obtain XXX bank statement and DTI is already over the MAX allowed.
																	Acknowledged by Client - efforts exhausted to remedy - Uknown defect: -	02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	D	D	D	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10218		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/14/2024	Acknowledged	3466	Property	Appraisal guideline violation
Client defect validated: Appraisal guideline violation: Pg XXX Appraisal photo and notation states damage from leaking skylight on enclosed porch. Appraisal Made Status is As Is and should have been Subject to repairs.
															Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.; Acknowledged by client.	02/16/2024
Client defect validated: Appraisal guideline violation: Pg XXX Appraisal photo and notation states damage from leaking skylight on enclosed porch. Appraisal Made Status is As Is and should have been Subject to repairs.
																		02/16/2024	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	C	C	A	A	D	C	B	A	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10218		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/14/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% AVM not provided in loan file.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/16/2024	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	D	A	A	A	D	C	B	A	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10218		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/01/2024	Resolved	1222	Compliance	Home loan Toolkit is Missing	XXX Defect: The home loan toolkit is Missing			The home loan toolkit received.	02/16/2024	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	B	A	A	A	D	C	B	A	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10256		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Resolved	3580	Property	Third Party Valuation Product not Provided
XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM received. Additional finding added. Condition cleared.; CCA received - within tolerance - condition cleared
																	Third Party Valuation Product Provided	02/20/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10256		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided
XXX Defect: Third Party Valuation Product Not Provided and CU Score is XX/XX/XXXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; AVM received. Additional finding added. Condition cleared.; CCA received - within tolerance - condition cleared
																	Third Party Valuation Product Provided.	02/20/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10256		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/20/2024	Resolved	3598	Property	Third Party AVM to appraised value exceeds XXX% allowable variance	Third party AVM value of XXX with a variance of XXX exceeds XXX% allowable variance.; CCA received - within tolerance - condition cleared			CCA received - within tolerance - condition cleared	03/11/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10256		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/20/2024	Resolved	3600	Property	Third party AVM Confidence Score is less than XXX%	Third party AVM Confidence Score of XXX is less than XXX%.; CCA received - within tolerance - condition cleared			CCA received - within tolerance - condition cleared	03/11/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10256		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Acknowledged	1267	Credit	Borrower Transcripts are missing
Client Defect Validated: Tax transcripts are missing. Tax transcripts dated XXX/XXX/XXX are not in file. Per AUS, the borrower's income is not validated, therefore tax transcripts are required for the lender's post-closing quality control process. The XXX-C in file is dated XXX/XXX/XXX. Note: the XXX tax return in file only has the first two pages.
															Change status of 'Borrower Transcripts are missing' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024
Client Defect Validated: Tax transcripts are missing. Tax transcripts dated XXX/XXX/XXX are not in file. Per AUS, the borrower's income is not validated, therefore tax transcripts are required for the lender's post-closing quality control process. The XXX-C in file is dated XXX/XXX/XXX. Note: the XXX tax return in file only has the first two pages.
																		02/12/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10110		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/08/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: The subject loan was delivered to Freddie Mac with a debt-to-income (DTI) ratio of XXX%. The subject loan application reflects the Borrower was XXX as XXX% owner of XXXXX XXX with monthly income of $XXX. The file contained XXX's, XXX's and XXX 1120S XXX returns to validate the income Using the supplied documentation, Freddie Mac calculated the Borrower's monthly income to be XXX per month (XXX-month average) Using monthly income of XXX the debt-to-income (DTI) ratio increased to XXX% which indicates insufficient income to support total obligations. - Incorrect Income Calculation: The subject loan closed on XX/XX/XXXX and XXX and XXX tax returns were required for the most recent two-year period in order to document the borrower’s income. The borrower provided their XXX tax returns for XXX and XXX and only their XXX tax returns for XXX The income calculations completed by XXX show that they qualified the borrower for his XXX income in the amount of XXX twice with the additional payment shown as compensation to officers even though the borrower was XXX% owner. Using the correct monthly income of XXX the revised debt ratio is XXX% K1 income and XXX officer salary was calculated correctly
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024
Client Defect Invalidated: The subject loan was delivered to Freddie Mac with a debt-to-income (DTI) ratio of XXX%. The subject loan application reflects the Borrower was XXX as XXX% owner of XXXXX XXX with monthly income of $XXX. The file contained XXX's, XXX's and XXX 1120S XXX returns to validate the income Using the supplied documentation, Freddie Mac calculated the Borrower's monthly income to be XXX per month (XXX-month average) Using monthly income of XXX the debt-to-income (DTI) ratio increased to XXX% which indicates insufficient income to support total obligations. - Incorrect Income Calculation: The subject loan closed on XX/XX/XXXX and XXX and XXX tax returns were required for the most recent two-year period in order to document the borrower’s income. The borrower provided their XXX tax returns for XXX and XXX and only their XXX tax returns for XXX The income calculations completed by XXX show that they qualified the borrower for his XXX income in the amount of XXX twice with the additional payment shown as compensation to officers even though the borrower was XXX% owner. Using the correct monthly income of XXX the revised debt ratio is XXX% K1 income and 20K officer salary was calculated correctly
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10158		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/08/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Unknown Defect: FEMA declared XXX in a disaster area (Severe Storm) on XXX/XXX/XXX. The appraisal in file is dated XX/XX/XXXX and shows no damage, however the appraisal date is prior to the FEMA release date. A Post Disaster Inspection is required. ; DCR received - no damage - cleared
																	Post Disaster Inspection provided	03/12/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	C	C	C	A	C	C	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10158		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/08/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated – ATR Risk: The Borrower does not have sufficient income to support the total monthly obligations. The subject loan final application reflects the Borrower received monthly gross rental income of XXX from the investment property located on XXX. The file contains XXX Schedule E and an executed lease to document the income. Using the Borrower's XXX Schedule E, Freddie Mac calculated a monthly loss for the investment property located on XXX. As a result, no rental income would be used to qualify. It should be noted, while Freddie Mac acknowledges the Borrower received a XXX grant payment from the XXX Rental Payment Program (ILRPP) ( rag) for rents not paid by the tenant, the Seller did not provide the requested grant agreement to verify the months in which the grant was applied to in XXX and XXX Freddie Mac could not determine what portions were applied to XXX and XXX to properly analyze and calculate the qualifying rental income. Removing the Borrower's rental income from consideration, the DTI increases to XXX% which exceeds the LPA DTI of XXX% by more than the allowable tolerance. As a result, the LPA is invalidated. Confirmed, although the approval for the XXX Rental Payment Program (ILRPP) was provided the agreement to verify the months grant was applied to was not provided. Therefore, unable to use Schedule E as it reflects a rental loss causing an excessive DTI. The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/13/2024
Client Defect Validated – ATR Risk: The Borrower does not have sufficient income to support the total monthly obligations. The subject loan final application reflects the Borrower received monthly gross rental income of XXX from the investment property located on XXX. The file contains XXX Schedule E and an executed lease to document the income. Using the Borrower's XXX Schedule E, Freddie Mac calculated a monthly loss for the investment property located on XXX. As a result, no rental income would be used to qualify. It should be noted, while Freddie Mac acknowledges the Borrower received a XXX grant payment from the XXX Rental Payment Program (ILRPP) ( rg) for rents not paid by the tenant, the Seller did not provide the requested grant agreement to verify the months in which the grant was applied to in XXX and XXX Freddie Mac could not determine what portions were applied to XXX and XXX to properly analyze and calculate the qualifying rental income. Removing the Borrower's rental income from consideration, the DTI increases to XXX% which exceeds the LPA DTI of XXX% by more than the allowable tolerance. As a result, the LPA is invalidated. Confirmed, although the approval for the XXX Rental Payment Program (ILRPP) was provided the agreement to verify the months grant was applied to was not provided. Therefore, unable to use Schedule E as it reflects a rental loss causing an excessive DTI. The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX
																		02/13/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	C	C	C	C	C	C	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10158		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/08/2024	Resolved	1257	Credit	Borrower Employment Verification does not meet guidelines	XXX Defect: A verbal verification of employment XXX days prior to the note date was not present in file.			Lender provided a VVOE dated within XXX days of the note. Condition cleared.	02/22/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	C	C	C	A	C	C	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10141		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/01/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XX/XX/XXXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; BPO ordered due to seasoning			Third Party Valuation Product Provided.	02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10141		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/05/2024	Acknowledged	-96658	Compliance	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; HPML is compliant.
															Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.; Downgraded due to SOL.	02/19/2024
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; HPML is compliant.
																		02/19/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10141		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/05/2024	Resolved	3531	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR XXX(c)(XXX))	Evidence of Appraisal Delivery to the Borrower Not Provided.			Evidence of Appraisal Delivery to the Borrower Provided.	02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10141		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/06/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect validated: Appraisal - Adjusted value of comparable(s) failed to support appraised value. Unable to validate appraisal defect.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024	Client Defect validated: Appraisal - Adjusted value of comparable(s) failed to support appraised value. Unable to validate appraisal defect.	02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	C	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10244		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/12/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: Asset Documentation Incomplete/Illegible - The account with XXX was disclosed as a source of funds for the transaction. The bank statement provided for our review did not contain two months statements for account #XXX. The above mentioned bank statement includes a balance for the previous and current month which is acceptable. Lender provided bank statements for XXX dated July XX/XX/XXXX and August XXX - XXX/XXX/XXX.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/14/2024
Client Defect Invalidated: Asset Documentation Incomplete/Illegible - The account with XXX was disclosed as a source of funds for the transaction. The bank statement provided for our review did not contain two months statements for account #XXX. The above mentioned bank statement includes a balance for the previous and current month which is acceptable. Lender provided bank statements for XXX dated July XX/XX/XXXX and August XXX - XXX/XXX/XXX.
																		02/14/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	D	C	C	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10244		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/12/2024	Acknowledged	1246	Credit	Transmittal Summary is Partial
Client Defect Validated: Misrepresentation of Primary Occupancy - The subject loan was delivered as a primary residence transaction. A review of the loan revealed the following: A second owner occupied transaction that closed on XX/XX/XXXX was delivered to Fannie. Public records confirm the borrower was occupying XXX XXX. Tax records reflect a homestead exemption for that property and none for the subject property. Additionally, the mailing address on the homeowner’s policy and the tax records for the subject, is XXX XXX. After thorough research, the occupancy of the subject property could not be confirmed as a primary residence.. As a result, the occupancy of the subject property was misrepresented. The above mentioned property was purchased on XX/XX/XXXX with a Note for XXX which is over XXX more than the subject property. The Borrowers employer address on the XXX is XXX miles from the subject address and is loacted in XXX, the subject is located in XXX. In addition the occupation listed on the XXX is XXX which would make the work to home commute unreasonable.
															Change status of 'Transmittal Summary is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/14/2024
Client Defect Validated: Misrepresentation of Primary Occupancy - The subject loan was delivered as a primary residence transaction. A review of the loan revealed the following: A second owner occupied transaction that closed on XX/XX/XXXX was delivered to Fannie. Public records confirm the borrower was occupying XXX XXX. Tax records reflect a homestead exemption for that property and none for the subject property. Additionally, the mailing address on the homeowner’s policy and the tax records for the subject, is XXX XXX. After thorough research, the occupancy of the subject property could not be confirmed as a primary residence.. As a result, the occupancy of the subject property was misrepresented. The above mentioned property was purchased on XX/XX/XXXX with a Note for XXX which is over XXX more than the subject property. The Borrowers employer address on the XXX is XXX miles from the subject address and is located in XXX, the subject is located in XXX. In addition the occupation listed on the XXX is XXX which would make the work to home commute unreasonable.
																		02/14/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	D	D	D	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10244		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/03/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM received. Additional finding added. Condition cleared.			Third Party Valuation Product Provided	02/20/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	D	D	A	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10244		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/03/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided
XXX Defect: Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; AVM received. Additional finding added. Condition cleared.
																	Third Party Valuation Product Provided.	02/20/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	D	D	A	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10244		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/20/2024	Resolved	3600	Property	Third party AVM Confidence Score is less than XXX%	Third party AVM Confidence Score of XXX is less than XXX%.; CCA provided within tolerance. Condition cleared.			Additional third party valuation product provided that supports value.	03/11/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	D	D	A	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10244		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/12/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval
Client Defect Validated: Income Misrepresentation - The income documentation submitted for our review included lease agreement for XXX XXX.. According to public and tax records, the borrower was occupying XXX XXX.
															Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client	02/14/2024
Client Defect Validated: Income Misrepresentation - The income documentation submitted for our review included lease agreement for XXX XXX.. According to public and tax records, the borrower was occupying XXX XXX.
																		02/14/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	D	C	C	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10195		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/03/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided
Uknown Defect: Third Party Valuation Product Not Provided and CU Score is XX/XX/XXXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; AVM received - within tolerance - condition cleared
																	Third Party Valuation Product Provided.	02/20/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10195		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/03/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM received - within tolerance - condition cleared			Third Party Valuation Product Provided	02/20/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10195		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/20/2024	Resolved	3600	Property	Third party AVM Confidence Score is less than XXX%	Third party AVM Confidence Score of XXX is less than XXX%.; AVM received - out of tolerance - additional finding set ; CCA provided within tolerance. Condition cleared.			Additional third party valuation product provided that supports value.	03/11/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10195		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/08/2024	Acknowledged	1257	Credit	Borrower Employment Verification does not meet guidelines
Client Defect Validated: Borrower's history self-employment income and employment is unacceptable. Borrower was XXX for less than XXX years. Per documentation in file borrower started as Realtor XXX months from the date of application. Borrower's prior job position was a XXX at XXX, no previous experience in field.
															Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.; Acknowledged by client	02/13/2024
Client Defect Validated: Borrower's history self-employment income and employment is unacceptable. Borrower was XXX for less than XXX years. Per documentation in file borrower started as Realtor XXX months from the date of application. Borrower's prior job position was a XXX at XXX, no previous experience in field.
																		02/13/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	C	C	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10195		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/08/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval
Client Defect Validated: ATR - Income from self-employment should have a XXX-year history of receipt to be included in the debt-to-income ratio (DTI) calculation. The borrower had been receiving income from self-employment for less than XXX years. In addition the income from rental properties that were acquired XXX and XXX months from the application date should not be used as the file is missing Freddie Mac form XXX or evidence of XXX months rent receipt to support using of rental income.
															Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client.	02/14/2024
Client Defect Validated: ATR - Income from self-employment should have a XXX-year history of receipt to be included in the debt-to-income ratio (DTI) calculation. The borrower had been receiving income from self-employment for less than XXX years. In addition the income from rental properties that were acquired XXX and XXX months from the application date should not be used as the file is missing Freddie Mac form XXX or evidence of XXX months rent receipt to support using of rental income.
																		02/14/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	C	C	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10195		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/07/2024	Acknowledged	-96468	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR §XXX(f)(XXX)(ii) he initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or "In Person" and the initial closing disclosure delivery date is less than three XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(XXX)(i) no later than three XXX days before consummation.; Downgraded due to SOL.
															Compliance - SOL - Downgrade - Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Acknowledged by Client.; Acknowledged by client.	02/14/2024
This loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR §XXX(f)(XXX)(ii) he initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or "In Person" and the initial closing disclosure delivery date is less than three XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(XXX)(i) no later than three XXX days before consummation.; Downgraded due to SOL.
																		02/14/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	C	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10195		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/07/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Downgraded due to SOL.
															Compliance - SOL - Downgrade - Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Acknowledged by client.	02/14/2024
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Downgraded due to SOL.
																		02/14/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	C	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10279		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/03/2024	Acknowledged	1431	Credit	Liquid Reserves (Dollar Amount) are less than AUS Minimum Required
Client Defect Validated:- Sufficient funds for the down payment and closing costs were not satisfactorily documented he subject loan was a purchase transaction. The total amount of verified funds required was XXX including a XXX earnest money deposit. The loan file contains evidence of the availability of XXX in the Borrower's depository account with XXX, and the loan file contained evidence that the XXX earnest money deposit was paid out of the Borrower's XXX account. The remaining required funds in the amount of XXX was not documented in the loan file. Freddie Mac acknowledges that the loan file contains a Gift Letter stating that the Borrowers' Mother is gifting the Borrower XXX with a cashier's check at closing; however, the loan file does not contain any documentation to confirm that the XXX gift was received by the Borrower or the Settlement Agent for the subject loan transaction prior to the Note Date. The XXX can not be included as eligible assets for the down payment and closing costs for the subject loan transaction.
															Change status of 'Liquid Reserves (Dollar Amount) are less than AUS Minimum Required' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Validated:- Sufficient funds for the down payment and closing costs were not satisfactorily documented he subject loan was a purchase transaction. The total amount of verified funds required was XXX including a XXX earnest money deposit. The loan file contains evidence of the availability of XXX in the Borrower's depository account with XXX, and the loan file contained evidence that the XXX earnest money deposit was paid out of the Borrower's XXX account. The remaining required funds in the amount of XXX was not documented in the loan file. Freddie Mac acknowledges that the loan file contains a Gift Letter stating that the Borrowers' Mother is gifting the Borrower XXX with a cashier's check at closing; however, the loan file does not contain any documentation to confirm that the XXX gift was received by the Borrower or the Settlement Agent for the subject loan transaction prior to the Note Date. The XXX can not be included as eligible assets for the down payment and closing costs for the subject loan transaction.
																		02/08/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	C	C	C	C	C	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10279		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/03/2024	Acknowledged	2095	Credit	Insufficient cash to close.
Client Defect Validated:- Sufficient funds for the down payment and closing costs were not satisfactorily documented he subject loan was a purchase transaction. The total amount of verified funds required was XXX including a XXX earnest money deposit. The loan file contains evidence of the availability of XXX in the Borrower's depository account with XXX, and the loan file contained evidence that the XXX earnest money deposit was paid out of the Borrower's XXX account. The remaining required funds in the amount of XXX was not documented in the loan file. Freddie Mac acknowledges that the loan file contains a Gift Letter stating that the Borrowers' Mother is gifting the Borrower XXX with a cashier's check at closing; however, the loan file does not contain any documentation to confirm that the XXX gift was received by the Borrower or the Settlement Agent for the subject loan transaction prior to the Note Date. The XXX can not be included as eligible assets for the down payment and closing costs for the subject loan transaction.
															Change status of 'Insufficient cash to close.' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Validated:- Sufficient funds for the down payment and closing costs were not satisfactorily documented he subject loan was a purchase transaction. The total amount of verified funds required was XXX including a XXX earnest money deposit. The loan file contains evidence of the availability of XXX in the Borrower's depository account with XXX, and the loan file contained evidence that the XXX earnest money deposit was paid out of the Borrower's XXX account. The remaining required funds in the amount of XXX was not documented in the loan file. Freddie Mac acknowledges that the loan file contains a Gift Letter stating that the Borrowers' Mother is gifting the Borrower XXX with a cashier's check at closing; however, the loan file does not contain any documentation to confirm that the XXX gift was received by the Borrower or the Settlement Agent for the subject loan transaction prior to the Note Date. The XXX can not be included as eligible assets for the down payment and closing costs for the subject loan transaction.
																		02/08/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	C	C	C	C	C	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10279		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/01/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: ATR Risk- The subject loan was delivered to Freddie Mac as a Loan Product Advisor (LPA) Accept Risk Class Mortgage with a debt-to-income (DTI) ratio of XXX% The subject loan application reflects the Borrower worked for XXX as a XXX for XXX-years with monthly non-fluctuating base income of XXX and a monthly fluctuating commission income of XXX The file contains pay stubs, W2's and a written verification of employment to document the income. Additionally, the loan file contains documentation to confirm that the Borrower's income/employment was interrupted for approximately XXX-months from March to May of XXX due to the XXX-XXX XXX. The delivered commission income of XXX was calculated incorrectly. Fluctuating income Question XXX of Freddie Mac's FAQ's for XXX-XXX that was published on July XXX states that when the income trend is declining, the seller must use the year-to-date (YTD) income and must not include the previous higher income unless there is a documented one-time occurrence. It also states that the XXX-XXX XXX is not yet considered a one-time occurrence. Using an average of the commission income that the Borrower's received through June XXX Freddie Mac calculated the Borrower's monthly commission income to be XXX Using monthly base income of XXX monthly commission income of XXX subject housing payment of XXX and total other monthly obligations of XXX the DTI increased to XXX% The recalculated DTI invalidates the LPA Accept Risk Class and is not acceptable as a Freddie Mac manually underwritten mortgage.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Validated: ATR Risk- The subject loan was delivered to Freddie Mac as a Loan Product Advisor (LPA) Accept Risk Class Mortgage with a debt-to-income (DTI) ratio of XXX% The subject loan application reflects the Borrower worked for XXX as a XXX for XXX-years with monthly non-fluctuating base income of XXX and a monthly fluctuating commission income of XXX The file contains pay stubs, W2's and a written verification of employment to document the income. Additionally, the loan file contains documentation to confirm that the Borrower's income/employment was interrupted for approximately XXX-months from March to May of XXX due to the XXX-XXX XXX. The delivered commission income of XXX was calculated incorrectly. Fluctuating income Question XXX of Freddie Mac's FAQ's for XXX-XXX that was published on July XXX states that when the income trend is declining, the seller must use the year-to-date (YTD) income and must not include the previous higher income unless there is a documented one-time occurrence. It also states that the XXX-XXX XXX is not yet considered a one-time occurrence. Using an average of the commission income that the Borrower's received through June XXX Freddie Mac calculated the Borrower's monthly commission income to be XXX Using monthly base income of XXX monthly commission income of XXX subject housing payment of XXX and total other monthly obligations of XXX the DTI increased to XXX% The recalculated DTI invalidates the LPA Accept Risk Class and is not acceptable as a Freddie Mac manually underwritten mortgage.
																		02/08/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	C	C	C	C	C	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10279		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/02/2024	Acknowledged	-96658	Compliance	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; Acknowledged - Informational Only; XXX Defect: HPML escrow established, appraisal requirement met
															Compliance - SOL - Downgrade - Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.; Acknowledged - Informational Only	02/09/2024
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; Acknowledged - Informational Only; XXX Defect: HPML escrow established, appraisal requirement met
																		02/09/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	C	C	B	C	C	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10279		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/03/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
XXX Defect- FEMA declared XXX in a disaster area (SEVERE STORMS AND XXXOODING) on XXX/XXX/XXX, with a release date of XXX/XXX/XXX, XXX/XXX/XXX, with a release date of XXX/XXX/XXX, and XXX/XXX/XXX, with a release date of XXX/XXX/XXX. The appraisal in file is dated XX/XX/XXXX and shows no damage, however the appraisal date is prior to the FEMA release date. A Post Disaster Inspection is required. ; DCR received - no damage - cleared
																	Post Disaster Inspection provided	03/12/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	C	C	A	C	C	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10139		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/04/2024	Acknowledged	1257	Credit	Borrower Employment Verification does not meet guidelines	Client Defect Validated: Need a VOE within XXX days of the Note date.
Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.; Audit reviewed Lender's response and has determined the missing VVOE defect is part of the original client defect. Acknowledged by Client.
																02/14/2024	Client Defect Validated: Need a VOE within XXX days of the Note date.	02/14/2024	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10139		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	02/04/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: i) No credit condition for capacity - defect invalid. The most recent XXX years XXX tax returns are in file. The paystubs and WVOW confirm stated salary. ii) No credit condition for sufficient assets - defect invalid. Borrower has sufficient assets when including the checking and savings account, plus the deposit to escrow. iii) No documentation condition - defect invalid. Employer supplied a WVOE showing the Borrower received a pay raise which matches the LOE supplied by the Borrower and matches the timing of the increase in pay. The WVOE also states the Borrower will be working XXX months of the year.; Client Defect Invalidated: i) No credit condition for capacity - defect invalid. The most recent XXX years XXX tax returns are in file. The paystubs and WVOW confirm stated salary. ii) No credit condition for sufficient assets - defect invalid. Borrower has sufficient assets when including the checking and savings account, plus the deposit to escrow. iii) No documentation condition - defect invalid. Employer supplied a WVOE showing the Borrower received a pay raise which matches the LOE supplied by the Borrower and matches the timing of the increase in pay. The WVOE also states the Borrower will be working XXX months of the year.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024
Client Defect Invalidated: i) No credit condition for capacity - defect invalid. The most recent XXX years XXX tax returns are in file. The paystubs and WVOW confirm stated salary. ii) No credit condition for sufficient assets - defect invalid. Borrower has sufficient assets when including the checking and savings account, plus the deposit to escrow. iii) No documentation condition - defect invalid. Employer supplied a WVOE showing the Borrower received a pay raise which matches the LOE supplied by the Borrower and matches the timing of the increase in pay. The WVOE also states the Borrower will be working XXX months of the year.; Client Defect Invalidated: i) No credit condition for capacity - defect invalid. The most recent XXX years XXX tax returns are in file. The paystubs and WVOW confirm stated salary. ii) No credit condition for sufficient assets - defect invalid. Borrower has sufficient assets when including the checking and savings account, plus the deposit to escrow. iii) No documentation condition - defect invalid. Employer supplied a WVOE showing the Borrower received a pay raise which matches the LOE supplied by the Borrower and matches the timing of the increase in pay. The WVOE also states the Borrower will be working XXX months of the year.
																		02/08/2024	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10289		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor	Loan Review Complete	02/16/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Validated: Incorrect Income Calculation - Rental Income/Loss The co-borrower(s) owned rental property(is). The lender included a rental loss of XXX in the debt-to-income ratio (DTI) calculation. Based on the documentation provided, the recalculated rental loss on other rental property(is) was $XXX. Therefore, the increased rental loss resulted in a revised DTI of over XXX% Incorrect Income Calculation - XXX Income from numerous XXX for the co-borrower was from self-employment and was included in the debt-to-income ratio (DTI) calculation. The calculation of this income as XXX was incorrect. Therefore, the revised total monthly income of -$XXX resulted in a revised DTI of over XXX% Fannie Mae acknowledges the XXX tax return and K-1s delivered with the appeal; however, the information provided does not address the defect as noted. Based on the K-1s provided the coborrower’s total earnings is a -$XXX. In addition, the total net rent loss for the co-borrower’s four investment properties is $XXX. The recalculated DTI is over XXX% making the subject loan ineligible for delivery to Fannie Mae.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/16/2024
Client Defect Validated: Incorrect Income Calculation - Rental Income/Loss The co-borrower(s) owned rental property(is). The lender included a rental loss of XXX in the debt-to-income ratio (DTI) calculation. Based on the documentation provided, the recalculated rental loss on other rental property(is) was $XXX. Therefore, the increased rental loss resulted in a revised DTI of over XXX% Incorrect Income Calculation - XXX Income from numerous XXX for the co-borrower was from self-employment and was included in the debt-to-income ratio (DTI) calculation. The calculation of this income as XXX was incorrect. Therefore, the revised total monthly income of -$ in a revised DTI of over XXX% Fannie Mae acknowledges the XXX tax return and K-1s delivered with the appeal; however, the information provided does not address the defect as noted. Based on the K-1s provided the coborrower’s total earnings is a -$XXX. In addition, the total net rent loss for the co-borrower’s four investment properties is $XXX. The recalculated DTI is over XXX% making the subject loan ineligible for delivery to Fannie Mae.
																		02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	B	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10289		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor	Loan Review Complete	02/15/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
XXX Defect: FEMA declared XXX County in a disaster area (Hurricane XXX) on XXX/XXX/XXX, with a release date of XXX/XXX/XXX. The appraisal in file is dated XX/XX/XXXX and shows no damage, however the appraisal date is prior to the FEMA release date. A Post Disaster Inspection is required. ; PCI received - no damage noted - condition cleared
																	Post Disaster Inspection provided	03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	A	C	C	D	A	B	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10289		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor	Loan Review Complete	02/16/2024	Resolved	932	Property	Origination Appraisal is Partial	XXX Defect: Missing documentation borrower received a copy of the appraisal at or prior to closing. ; Lender provided verification of Borrower's receipt of appraisal. Condition cleared.			Origination appraisal is Present.	02/21/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	B	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10289		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor	Loan Review Complete	02/01/2024	Acknowledged	1236	Compliance	XXX XXX Disclosure is Missing	XXX Defect: The affiliate XXX disclosure is Missing; Lender provided system screenshot; however, did not provide a signed attestation of no affiliates on Lender's letterhead. Condition retained.	Change status of 'XXX XXX Disclosure is Missing' from Active to Acknowledged by Client.; Non-material disclosure - Condition downgraded to B.;	02/27/2024	XXX Defect: The affiliate XXX disclosure is Missing; Lender provided system screenshot; however, did not provide a signed attestation of no affiliates on Lender's letterhead. Condition retained.	02/27/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	B	B	C	C	D	A	B	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10122		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/01/2024	Resolved	3580	Property	Third Party Valuation Product not Provided
Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning
																	Third Party Valuation Product Provided; Third Party Valuation Product Provided	02/09/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	D	A	D	C	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C
MMCA2026SD10122		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/01/2024	Resolved	3810	Property	Third Party Valuation Product Not Provided
Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; BPO ordered due to seasoning
																	Third Party Valuation Product Provided.	02/09/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	D	A	D	C	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C
MMCA2026SD10122		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/01/2024	Resolved	1245	Credit	Transmittal Summary is Missing	XXX Defect: The transmittal summary is Missing; Lender provided Transmittal Summary form XXX-LT. Condition cleared.			The transmittal summary is Present	02/13/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	D	A	D	C	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C
MMCA2026SD10122		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/01/2024	Resolved	3377	Credit	FHA DE Statement of Appraised Value is missing.	XXX Defect: FHA DE Statement of Appraised Value is missing.; Lender provided DE Statement of Appraised Value. Condition cleared.			FHA DE Statement of Appraised Value is provided.	02/13/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	A	D	C	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C
MMCA2026SD10122		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/01/2024	Resolved	3378	Credit	FHA Appraisal Logging not in file	XXX Defect: FHA Appraisal Logging not in file.; Lender provided Appraisal Logging results. Condition cleared.			FHA Appraisal Logging provided.	02/13/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	A	D	C	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C
MMCA2026SD10122		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/01/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	02/08/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	B	B	D	C	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C
MMCA2026SD10122		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/05/2024	Acknowledged	1311	Compliance	The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance.	Client Defect Not Validated: Missing Loan Documentation. The loan closed XX/XX/XXXX and disbursed XXX/XXX/XXX. The Seller Closing Disclosure was not retained in the file.	Change status of 'The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance.' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024	Client Defect Not Validated: Missing Loan Documentation. The loan closed XX/XX/XXXX and disbursed XXX/XXX/XXX. The Seller Closing Disclosure was not retained in the file.	02/08/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	C	D	C	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C
MMCA2026SD10122		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/05/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: ATR Risk - The back-end DTI of XXX% (Total Income of XXX Origination PITI of XXX Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX% due to the Borrowers base income being miscalculated. Incorrect income calculations. The Borrower was qualified using base income of XXX ($XXX /XXX). The qualifying YTD average amount includes bonus income of XXX ($XXX - Bonus Reg, XXX – XXX and Year End B - $XXX) which should have been backed out. The current paystub reflects bonus and overtime income but these sources were not factored into calculations. Excluding bonus resulted in an income of XXX ($XXX/XXX) which caused DTI to increase from XXX% to XXX%. ; Audit reviewed Lenders response, however; Please provide updated AUS/XXX/XXX to include the Overtime income for Borrower XXX Condition remains.; Finding remains, We have received updated XXX/XXX but missing AUS with B2 overtime income included.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	03/04/2024
Client Defect Validated: ATR Risk - The back-end DTI of XXX% (Total Income of XXX Origination PITI of XXX Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX% due to the Borrowers base income being miscalculated. Incorrect income calculations. The Borrower was qualified using base income of XXX ($XXX /XXX). The qualifying YTD average amount includes bonus income of XXX ($XXX - Bonus Reg, XXX – XXX and Year End B - $XXX) which should have been backed out. The current paystub reflects bonus and overtime income but these sources were not factored into calculations. Excluding bonus resulted in an income of XXX ($XXX/XXX) which caused DTI to increase from XXX% to XXX%. ; Audit reviewed Lenders response, however; Please provide updated AUS/XXX/XXX to include the Overtime income for Borrower XXX Condition remains.; Finding remains, We have received updated XXX/XXX but missing AUS with B2 overtime income included.
																		03/04/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	C	D	C	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C
MMCA2026SD10122		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/01/2024	Resolved	3372	Credit	FHA Informed Consumer Choice Disclosure Missing	XXX Defect: FHA Informed Consumer Choice Disclosure Missing; Lender provided Informed Consumer Choice Disclosure provided within XXX days of the application date. Condition cleared.			FHA Informed Consumer Choice Disclosure provided	02/13/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	A	D	C	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C
MMCA2026SD10079		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/16/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval
Client Defect Validated: The Borrower's self-employment income was miscalculated, and the stability of the Borrower's self employment income was not established. The mortgage file lacks the following required documentation: Evidence the Borrower's Schedule C XXX has been in existence for at least five years (required in order to use one year of tax returns to calculate income), confirmation that the Borrower's Schedule C XXX is open and operating within XXX days of the Note date
															Change status of 'Borrower Income Verification does not match Approval' from Revoked to Acknowledged by Client.; Acknowledged by client.	03/01/2024
Client Defect Validated: The Borrower's self-employment income was miscalculated, and the stability of the Borrower's self employment income was not established. The mortgage file lacks the following required documentation: Evidence the Borrower's Schedule C XXX has been in existence for at least five years (required in order to use one year of tax returns to calculate income), confirmation that the Borrower's Schedule C XXX is open and operating within XXX days of the Note date
																		03/01/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	B	A	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10079		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/10/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided
Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; AVM received - within tolerance - condition cleared ; AVM received - within tolerance - condition cleared
																	Third Party Valuation Product Provided.	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	B	A	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10079		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/10/2024	Resolved	1222	Compliance	Home loan Toolkit is Missing	XXX Defect: The home loan toolkit is Missing; Audit re-reviewed file. Condition rescinded.			The home loan toolkit received.	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	B	A	C	C	D	A	B	A	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10079		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/10/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM received - within tolerance - condition cleared			Third Party Valuation Product Provided	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	B	A	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10148		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	03/08/2024	Resolved	1276	Property	Is Completion Certificate in file is No	XXX Client Defect-Missing XXX/1004D of completion per plans and specifications.; Lender provided XXX completion certificate. Condition cleared.			The Completion Certificate is Yes	03/13/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	C	A	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10148		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	03/08/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
XXX Defect-Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. Per FEMA, XXX was declared in a FEMA Disaster Area (Hurricane XXX) on XX/XX/XXXX with an end date of XXX/XXX/XXX. Appraisal report dated XX/XX/XXXX was subject to completion and prior to FEMA declaration.; DCR received - no damage - cleared
																	Post Disaster Inspection provided	03/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	C	A	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10148		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	03/08/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated-ATR Risk: "Problem Lease and Rental Income". Renters listed on Lease Agreement for the departure residence located at XXX XXX are Non Signing Borrowers on the subject mortgage, and also addends as Buyers on the  subject purchase contract on XXX/XXX/XXX, therefore, rental income on departure residence is not valid. As a result of not using rental income on the departure residence, the back-end DTI of XXX% exceeds the maximum allowable per AUS of XXX%
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	03/11/2024
Client Defect Validated-ATR Risk: "Problem Lease and Rental Income". Renters listed on Lease Agreement for the departure residence located at XXX XXX are Non Signing Borrowers on the subject mortgage, and also addends as Buyers on the the subject purchase contract on XXX/XXX/XXX, therefore, rental income on departure residence is not valid. As a result of not using rental income on the departure residence, the back-end DTI of XXX% exceeds the maximum allowable per AUS of XXX%
																		03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	C	C	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10148		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	03/08/2024	Acknowledged	1248	Credit	AUS is Partial	Client Defect Not Validated: "Missing DU Findings Report". Final DU dated XX/XX/XXXX was documented, therefore, defect not validated.	Change status of 'AUS is Partial' from Active to Acknowledged by Client.; Acknowledged by client	03/11/2024	Client Defect Not Validated: "Missing DU Findings Report". Final DU dated XX/XX/XXXX was documented, therefore, defect not validated.	03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	D	D	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10148		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	03/08/2024	Acknowledged	3794	Credit	Occupancy Status
Client Defect Invalidated-Misrep of Occupancy. Copy of post closing Utility Bill for the subject property from XXX dated XX/XX/XXXX reflects Borrower residing at subject property prior to 1st payment date, therefore, due to conflicting information, unable to validate misrep of occupancy.
															Change status of 'Occupancy Status' from Active to Acknowledged by Client.; Acknowledged by client	03/11/2024
Client Defect Invalidated-Misrep of Occupancy. Copy of post closing Utility Bill for the subject property from XXX dated XX/XX/XXXX reflects Borrower residing at subject property prior to 1st payment date, therefore, due to conflicting information, unable to validate misrep of occupancy.
																		03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	C	C	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10148		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	03/08/2024	Acknowledged	651	Credit	Borrower Liabilities Verification Indicator is Partial	Client Defect Invalidated-ATR Risk: Missing documentation to confirm monthly HOA dues of XXX for XXX XXX.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Acknowledged by Client.; Acknowledged by client	03/11/2024	Client Defect Invalidated-ATR Risk: Missing documentation to confirm monthly HOA dues of XXX for XXX XXX.	03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	D	D	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10148		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	03/08/2024	Acknowledged	3605	Credit	Asset Documents are Incomplete
Client Defect Invalidated-"Missing verification of XXX Earnest Money and Donor's Gift transfer documentation for $XXX". XXX earnest money is documented as coming out of the Borrower's account on XX/XX/XXXX and evidence of receipt of XXX gift on XX/XX/XXXX and XXX statement dated XX/XX/XXXX as the gift source was provided, therefore, defect not validated.
															Change status of 'Asset Documents are Incomplete' from Active to Acknowledged by Client.; Acknowledged by client.	03/11/2024
Client Defect Invalidated-"Missing verification of XXX Earnest Money and Donor's Gift transfer documentation for $XXX". XXX earnest money is documented as coming out of the Borrower's account on XX/XX/XXXX and evidence of receipt of XXX gift on XX/XX/XXXX and XXX statement dated XX/XX/XXXX as the gift source was provided, therefore, defect not validated.
																		03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	C	C	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10238		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/14/2024	Resolved	1261	Credit	Borrower Income Verification does not match Approval
XXX Defect: ATR Risk- The borrower income verification does not match approval. The AUS required prior two years of self-employment income verification. The file only contains one year of verification, XXX Income verification from XXX is missing. ; Lender provided K1. Condition cleared.; Lender provided the XXX tax returns and K-XXX's for XXX, XXX. Please provide the XXX K-XXX's. Condition maintained.
																	The borrower income verification does match approval	03/04/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10238		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/10/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM received. Additional finding added. Condition cleared.			Third Party Valuation Product Provided	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10238		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/14/2024	Resolved	1262	Credit	CoBorrower Income Verification does not match Approval
XXX Defect: ATR Risk- The coborrower income verification does not match approval. The AUS required prior two years of self-employment income verification. The file only contains one year of verification, XXX Income verification from XXX is missing.; Lender provided K1. Condition cleared.; Lender provided the XXX tax returns and K-XXX's for XXX, XXX. Please provide the XXX K-XXX's. Condition maintained.
																	The coborrower income verification does match approval	03/04/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10238		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/14/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable	Client Defect Validated: ATR Risk- The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX.	Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024	Client Defect Validated: ATR Risk- The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX.	02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10238		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/14/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: Use of adjustments that do not reflect market reaction- Appraisal adjustments for comps XXX and XXX appear to be fully supported. Excessive adjustments were not found. ; Client Defect Invalidated: Use of adjustments that do not reflect market reaction- Appraisal adjustments for comps XXX and XXX appear to be fully supported. Excessive adjustments were not found.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024
Client Defect Invalidated: Use of adjustments that do not reflect market reaction- Appraisal adjustments for comps XXX and XXX appear to be fully supported. Excessive adjustments were not found. ; Client Defect Invalidated: Use of adjustments that do not reflect market reaction- Appraisal adjustments for comps XXX and XXX appear to be fully supported. Excessive adjustments were not found.
																		02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10238		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/20/2024	Resolved	3600	Property	Third party AVM Confidence Score is less than XXX%	Third party AVM Confidence Score of XXX is less than XXX%.; AVM received - out of tolerance - additional finding set			CCA received - within tolerance - condition cleared	03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10238		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/10/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided
XXX Defect: Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; AVM received. Additional finding added. Condition cleared.
																	Third Party Valuation Product Provided.	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10165		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/14/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect validated: According to the loan documentation, the borrower was XXX by XXX and income from this employment was included in the debt-to-income ratio (DTI) calculation. Research confirmed that this borrower(s) was XXX as of XXX/XXX/XXX. XXX/XXX/XXX: The file contained an employment/ income letter from XXX dated XXX/XXX/XXX. This verified a salary of XXX. Loan closed XXX/XXX/XXX. Client Defect Invalidated: The loan file submitted to Fannie Mae for post-closing review did not contain a new appraisal as required by the Selling Guide. If the appraiser indicates on the Form 1004D that the property value has declined, then the lender must obtain a new appraisal for the property. XXX/XXX/XXX: The property was new contstruction and the appraisal required a XXX (1004D) Inspection, which was provided in the file XXX/XXX/XXX. Not declining in value,
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/16/2024
Client Defect validated: According to the loan documentation, the borrower was XXX by XXX and income from this employment was included in the debt-to-income ratio (DTI) calculation. Research confirmed that this borrower(s) was XXX as of XXX/XXX/XXX. XXX/XXX/XXX: The file contained an employment/ income letter from XXX dated XXX/XXX/XXX. This verified a salary of XXX. Loan closed XXX/XXX/XXX. Client Defect Invalidated: The loan file submitted to Fannie Mae for post-closing review did not contain a new appraisal as required by the Selling Guide. If the appraiser indicates on the Form 1004D that the property value has declined, then the lender must obtain a new appraisal for the property. XXX/XXX/XXX: The property was new construction and the appraisal required a XXX (1004D) Inspection, which was provided in the file XXX/XXX/XXX. Not declining in value,
																		02/16/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10165		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/20/2024	Resolved	3598	Property	Third Party AVM to appraised value exceeds XXX% allowable variance	Third party AVM value of XXX with a variance of XXX exceeds XXX% allowable variance.; CCA received - within tolerance - cleared			Additional third party valuation requested to support value.	03/11/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	C	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10165		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/10/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; AVM received. Additional finding added. Condition cleared.			Third Party Valuation Product Provided.	02/20/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10159		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/15/2024	Acknowledged	924	Credit	Title Policy is Missing	XXX defect Title policy is Missing, XXX homeland XXX title not required.	Change status of 'Title Policy is Missing' from Active to Acknowledged by Client.; Acknowledged by client	03/12/2024	XXX defect Title policy is Missing, XXX homeland XXX title not required.	03/12/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	C	C	C	C	D	D	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B
MMCA2026SD10159		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/16/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Appraisal Fee from the LE dated XX/XX/XXXX to dated PCCD XXX/XXX/XXX; The COC in file indicates an change in the appraisal fee on XX/XX/XXXX but does not indicate the reason or date the information became available to  lender. Additionally, the appraisal report was completed as is on XX/XX/XXXX and appraisal fee was increased on the LE XXX months later which is invalid. XXX tolerance cure on Final CD and PCCD was included.
															Downgraded due to SOL.; Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Downgraded due to SOL.	02/19/2024
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Appraisal Fee from the LE dated XX/XX/XXXX to dated PCCD XXX/XXX/XXX; The COC in file indicates an change in the appraisal fee on XX/XX/XXXX but does not indicate the reason or date the information became available to  lender. Additionally, the appraisal report was completed as is on XX/XX/XXXX and appraisal fee was increased on the LE XXX months later which is invalid. XXX tolerance cure on Final CD and PCCD was included.
																		02/19/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	C	B	C	C	D	D	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B
MMCA2026SD10159		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/18/2024	Acknowledged	932	Property	Origination Appraisal is Partial
Lender defect validated: FHA guidelines state appraisal is only good for XXX days and must have an updated appraisal done within that time frame to close. Since this closed outside the XXX time frame of the appraisal completion date, AND since there was no updated appraisal completed, this does not qualify for FHA. Also, HUD/FHA does not allow a new appraisal to be completed and dated post-closing, so we can't have an updated appraisal completed at this point.
															Change status of 'Origination Appraisal is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/18/2024
Lender defect validated: FHA guidelines state appraisal is only good for XXX days and must have an updated appraisal done within that time frame to close. Since this closed outside the XXX time frame of the appraisal completion date, AND since there was no updated appraisal completed, this does not qualify for FHA. Also, HUD/FHA does not allow a new appraisal to be completed and dated post-closing, so we can't have an updated appraisal completed at this point.
																		02/18/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	D	D	C	C	D	D	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B
MMCA2026SD10159		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/20/2024	Resolved	3598	Property	Third Party AVM to appraised value exceeds XXX% allowable variance	Third party AVM value of XXX with a variance of XX/XX/XXXX exceeds XXX% allowable variance.; AVM received - out of tolerance - additional finding set ; CCA received - within tolerance - cleared			Additional third party valuation requested to support value. Additional third party valuation product provided that supports value.	03/20/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	C	A	C	C	D	D	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B
MMCA2026SD10159		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/20/2024	Resolved	3600	Property	Third party AVM Confidence Score is less than XXX%	Third party AVM Confidence Score of XXX is less than XXX%.; AVM received - out of tolerance - additional finding set ; CCA received - within tolerance - cleared			Additional third party valuation requested to support value. Additional third party valuation product provided that supports value.	03/20/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	D	A	C	C	D	D	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B
MMCA2026SD10159		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/15/2024	Resolved	3810	Property	Third Party Valuation Product Not Provided
XXX defect Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; AVM received. Additional finding added. Condition cleared.
																	Third Party Valuation Product Provided.	02/20/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	D	A	C	C	D	D	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B
MMCA2026SD10159		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/15/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX defect Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM received. Additional finding added. Condition cleared.			Third Party Valuation Product Provided	02/20/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	D	A	C	C	D	D	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B
MMCA2026SD10159		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/18/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
XXX defect: Property located in FEMA Declared Disaster Area due to wildfires on XX/XX/XXXX - XXX/XXX/XXX. Appraisal in file was completed on XXX/XXX/XXX, prior to disaster date, a PDI is required.; DCR received - no damage - cleared
																	Post Disaster Inspection provided	03/20/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	C	A	C	C	D	D	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B
MMCA2026SD10224		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/15/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM received - within tolerance - condition cleared			Third Party Valuation Product Provided	02/20/2024		D	D	D	A	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10224		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/16/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated: No documentation was provided with the loan file showing the partial financing of mortgage insurance	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/19/2024	Client Defect Invalidated: No documentation was provided with the loan file showing the partial financing of mortgage insurance	02/19/2024		D	D	C	C	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10224		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/16/2024	Acknowledged	1248	Credit	AUS is Partial	Client Defect Validated: Most recent AUS which was updated to include the XXX gift has a Refer/Eligible recommendation	Change status of 'AUS is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	02/19/2024	Client Defect Validated: Most recent AUS which was updated to include the XXX gift has a Refer/Eligible recommendation	02/19/2024		D	D	D	D	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10199		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/18/2024	Acknowledged	1257	Credit	Borrower Employment Verification does not meet guidelines
Client defect validated: The borrower does not have the documentation needed to provide to underwriting to determine income and if this qualifies while she was out on maternity leave. To complicate matters, she was let go from her prior employer, XXX and has started new employment but has no documentation yet to provide for the new employment and still has no documentation from XXX and now that she is no longer XXX they have XXXXX incentive to provide it to her. Original defect: VOE does not show currently XXX or YTD, Equifax verification for Borrower XXX shows her XXX employment status as On Leave
															Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.; Acknowledged by client	02/18/2024
Client defect validated: The borrower does not have the documentation needed to provide to underwriting to determine income and if this qualifies while she was out on maternity leave. To complicate matters, she was let go from her prior employer, XXX and has started new employment but has no documentation yet to provide for the new employment and still has no documentation from XXX and now that she is no longer XXX they have XXXXX incentive to provide it to her. Original defect: VOE does not show currently XXX or YTD, Equifax verification for Borrower XXX shows her XXX employment status as On Leave
																		02/18/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10199		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/16/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX defect; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/19/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10199		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/16/2024	Resolved	1314	Credit	Fully Executed Purchase Contract is Missing	XXX defect; The fully executed purchase contract is Missing; Received acknowledged Bill of Sale - condition cleared.			The fully executed purchase contract is received	03/25/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10153		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Rebuttable Presumption QM	Loan Review Complete	02/10/2024	Resolved	1276	Property	Is Completion Certificate in file is No
XXX Defect - The appraisal was completed "Subject To" however, the file is missing the Completion Certificate.; Lender provided as is appraisal date within XXX days of the Note date. Condition cleared.
																	The Completion Certificate is Yes	02/21/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	A	D	C	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10153		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Rebuttable Presumption QM	Loan Review Complete	02/10/2024	Resolved	1428	Credit	CLTV Exceeds the AUS Maximum Allowable
Client Defect Validated: "After a final conversation with HUD today, I was advised that the errors cannot be corrected in EAD. Please see below email, the FHAC errors were not able to be cleared and loan is impaired. I have documented our system. " / Verified email and entered appropriate data to confirm. ; Audit re-reviewed file. Condition rescinded.
															Change status of 'CLTV Exceeds the AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024	The original CLTV of XX/XX/XXXX is not greater than the maximum allowable per AUS of XXX; Audit re-reviewed file. Condition rescinded.	03/15/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	A	D	C	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10153		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Rebuttable Presumption QM	Loan Review Complete	02/10/2024	Resolved	2515	Credit	Note is not executed by all borrowers	XXX Defect: Note in file is unsigned at time of review. ; Duplicate - cleared			Note is executed by all borrowers	02/19/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	A	D	C	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10153		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Rebuttable Presumption QM	Loan Review Complete	02/10/2024	Resolved	1427	Credit	LTV Exceeds AUS Maximum Allowable
Client Defect Validated: "After a final conversation with HUD today, I was advised that the errors cannot be corrected in EAD. Please see below email, the FHAC errors were not able to be cleared and loan is impaired. I have documented our system. " / Verified email and entered appropriate data to confirm. ; Audit re-reviewed file. Condition rescinded.
															Change status of 'LTV Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024	The original LTV of XX/XX/XXXX is not greater than the maximum allowable per AUS of XXX; Audit re-reviewed file. Condition rescinded.	03/15/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	A	D	C	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10153		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Rebuttable Presumption QM	Loan Review Complete	02/10/2024	Acknowledged	2543	Credit	Appraisal date is greater than XXX days from Origination date.
Client Defect Validated: "After a final conversation with HUD today, I was advised that the errors cannot be corrected in EAD. Please see below email, the FHAC errors were not able to be cleared and loan is impaired. I have documented our system. " / Verified email and entered appropriate data to confirm.
															Change status of 'Appraisal date is greater than XXX days from Origination date.' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024
Client Defect Validated: "After a final conversation with HUD today, I was advised that the errors cannot be corrected in EAD. Please see below email, the FHAC errors were not able to be cleared and loan is impaired. I have documented our system. " / Verified email and entered appropriate data to confirm.
																		02/15/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	C	D	C	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10153		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Rebuttable Presumption QM	Loan Review Complete	02/10/2024	Resolved	399	Credit	Note Document Indicator is Unsigned	XXX Defect: Note in file is unsigned at time of review. ; Lender provided executed Note. Condition cleared.			Note document indicator is Present	02/21/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	C	D	A	D	C	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10055		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/01/2024	Resolved	2543	Credit	Appraisal date is greater than XXX days from Origination date.	XXX Defect: Appraisal dated XX/XX/XXXX is greater than XXX days from Note date of XXX/XXX/XXX.
Change status of 'Appraisal date is greater than XXX days from Origination date.' from Active to Cured Post Close.; Condition cleared as the appraisal is within the timing requirements.; Change status of 'Appraisal date is greater than XXX days from Origination date.' from Cured Post Close to Cleared.; Condition cleared as the appraisal is within the timing requirements.
																02/13/2024	XXX Defect: Appraisal dated XX/XX/XXXX is greater than XXX days from Note date of XXX/XXX/XXX.	02/13/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	A	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10055		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/08/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated: No Seasoning Violation. Borrower is on title since XXX/XXX/XXX.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024	Client Defect Invalidated: No Seasoning Violation. Borrower is on title since XXX/XXX/XXX.	02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10265		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/10/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated: Missing exclusionary list.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024	Client Defect Invalidated: Missing exclusionary list.	02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10307		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/07/2024	Acknowledged	1428	Credit	CLTV Exceeds the AUS Maximum Allowable
Client Defect Validated: The original CLTV of XXX exceeds maximum allowable per AUS of XXX. The second appraisal valued at $XXX dated XXX/XXX/XXX, supports a value of the property that is more than XXX percent lower than the $XXX value of the first appraisal performed on XXX/XXX/XXX. The lower value must be used as the Property Value in determining the Adjusted Value.
															Change status of 'CLTV Exceeds the AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Validated: The original CLTV of XXX exceeds maximum allowable per AUS of XXX. The second appraisal valued at $XXX dated XXX/XXX/XXX, supports a value of the property that is more than XXX percent lower than the $XXX value of the first appraisal performed on XXX/XXX/XXX. The lower value must be used as the Property Value in determining the Adjusted Value.
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10307		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/07/2024	Acknowledged	1427	Credit	LTV Exceeds AUS Maximum Allowable
Client Defect Validated: The original LTV of XXX exceeds the maximum allowable per AUS of XXX. The second appraisal valued at $XXX dated XXX/XXX/XXX, supports a value of the property that is more than XXX percent lower than the $XXX value of the first appraisal performed on XXX/XXX/XXX. The lower value must be used as the Property Value in determining the Adjusted Value.
															Change status of 'LTV Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Validated: The original LTV of XXX exceeds the maximum allowable per AUS of XXX. The second appraisal valued at $XXX dated XXX/XXX/XXX, supports a value of the property that is more than XXX percent lower than the $XXX value of the first appraisal performed on XXX/XXX/XXX. The lower value must be used as the Property Value in determining the Adjusted Value.
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10307		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/07/2024	Resolved	932	Property	Origination Appraisal is Partial	Missing documentation borrower received a copy of the appraisal at or prior to closing			XX/XX/XXXX - Lender provided verification of Borrower's receipt of appraisal. Condition cleared.; XX/XX/XXXX - Origination appraisal is Present.	02/13/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10307		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/07/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
XXX Defect: FEMA declared XXX County in a disaster area (Remnants of Hurricane XXX) on XX/XX/XXXX with a release date of XXX/XXX/XXX. The appraisal in the file is dated XX/XX/XXXX which is after the incident end date. Condition is for informational purposes only. ; Acknowledged - info only
																	Post Disaster Inspection provided	02/09/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10307		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/01/2024	Resolved	3810	Property	Third Party Valuation Product Not Provided
XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; BPO ordered due to seasoning
															Change status of 'Third Party Valuation Product Not Provided' from Cleared to Revoked.; Revoked; BPO ordered due to seasoning	02/08/2024	Third Party Valuation Product Provided.; Third Party Valuation Product Provided.	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10307		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/01/2024	Resolved	3580	Property	Third Party Valuation Product not Provided
XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; BPO ordered due to seasoning
															Change status of 'Third Party Valuation Product not Provided' from Cleared to Revoked.; Revoked; BPO ordered due to seasoning	02/08/2024	Third Party Valuation Product Provided; Third Party Valuation Product Provided	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10307		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/07/2024	Resolved	1248	Credit	AUS is Partial
XXX Defect: File is missing the FHA Amendatory Clause and Real Estate Certification signed by all required parties.; Lender provided the FHA Amendatory Clause and Real Estate Certification signed by all parties. Condition cleared.
																	The AUS is received.	02/13/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10328		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/07/2024	Acknowledged	1248	Credit	AUS is Partial	Client Defect Validated: The AUS in file does not have the borrowers last name listed, not does the credit report.	Change status of 'AUS is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/07/2024	Client Defect Validated: The AUS in file does not have the borrowers last name listed, not does the credit report.	02/07/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	D	D	D	D	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10328		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/01/2024	Acknowledged	1428	Credit	CLTV Exceeds the AUS Maximum Allowable	Client Defect Validated: The original CLTV of XXX exceeds maximum allowable per AUS of XXX	Change status of 'CLTV Exceeds the AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	03/15/2024	Client Defect Validated: The original CLTV of XXX exceeds maximum allowable per AUS of XXX	03/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	C	C	D	D	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10328		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/01/2024	Acknowledged	1236	Compliance	XXX XXX Disclosure is Missing
XXX Defect: The affiliate XXX disclosure is Missing; Lender provided a LOE for no affiliates; however, it is not signed and not on company letterhead, which is unacceptable for use as an attestation. Condition retained.; Lender provided a LOE indicating no affiliates due to Broker Wholesale loan; however, did not provide an attestation that Lender has no affiliates. Condition retained.
															Change status of 'XXX XXX Disclosure is Missing' from Active to Acknowledged by Client.; Non-material disclosure - Condition downgraded to B.;	02/27/2024
XXX Defect: The affiliate XXX disclosure is Missing; Lender provided a LOE for no affiliates; however, it is not signed and not on company letterhead, which is unacceptable for use as an attestation. Condition retained.; Lender provided a LOE indicating no affiliates due to Broker Wholesale loan; however, did not provide an attestation that Lender has no affiliates. Condition retained.
																		02/27/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	B	B	D	D	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10328		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/01/2024	Acknowledged	1427	Credit	LTV Exceeds AUS Maximum Allowable	Client Defect Validated: The original LTV of XXX exceeds the maximum allowable per AUS of XXX	Change status of 'LTV Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	03/15/2024	Client Defect Validated: The original LTV of XXX exceeds the maximum allowable per AUS of XXX	03/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	C	C	D	D	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10135		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/08/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated: Missing POST Consummation Disaster report.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024	Client Defect Invalidated: Missing POST Consummation Disaster report.	02/08/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	C	C	C	C	C	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10135		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/08/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; XXX Defect: Property is located in a FEMA disaster area. FEMA declared XXX in a disaster area (SEVERE STORMS AND XXXOODING) on XXX/XXX/XXX, with an end XXX/XXX/XXX. The appraisal in file is dated XXX/XXX/XXX. Please provide Post Disaster Inspection report. ; PCI received - no damage noted - condition cleared; XXX Defect: Property is located in a FEMA disaster area. FEMA declared XXX in a disaster area (SEVERE STORMS AND XXXOODING) on XXX/XXX/XXX, with an end XXX/XXX/XXX. The appraisal in file is dated XXX/XXX/XXX. Please provide Post Disaster Inspection report.
																	Post Disaster Inspection provided ; Post Disaster Inspection provided	03/11/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	C	C	A	C	C	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10135		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/03/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Transfer Taxes increased on the LE issued XX/XX/XXXX (there was no loan amount change) and the Appraisal fee XXX increased on the LE issued XX/XX/XXXX without a valid reason. Downgraded due to SOL XXX year non rescindable.
															Compliance - SOL - Downgrade - Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Acknowledged - Informational Only	02/09/2024
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Transfer Taxes increased on the LE issued XX/XX/XXXX (there was no loan amount change) and the Appraisal fee XXX increased on the LE issued XX/XX/XXXX without a valid reason. Downgraded due to SOL XXX year non rescindable.
																		02/09/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	C	C	B	C	C	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10135		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/03/2024	Acknowledged	-96658	Compliance	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; HPML escrow established, appraisal requirement met, see pg XXX
															Compliance - SOL - Downgrade - Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.; Acknowledged - Informational Only	02/09/2024
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; HPML escrow established, appraisal requirement met, see pg XXX
																		02/09/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	C	C	B	C	C	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10135		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/05/2024	Resolved	2958	Property	Post FEMA Disaster Property Inspection Shows Property Damage	Post FEMA Disaster Property Inspection Shows Property Damage	Change status of 'Post FEMA Disaster Property Inspection Shows Property Damage' from Cleared to Revoked.; Revoke	02/08/2024	Property Damage is repaired; Property Damage is repaired	03/06/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	C	C	A	C	C	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10125		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/06/2024	Resolved	1246	Credit	Transmittal Summary is Partial
XXX defect: (i) FHA Amendatory clause is not signed by the seller. (ii) FHA Real Estate Certification is not signed by the sellers. (iii) FHA Loan UWing and Transmittal summary XXX LT is not signed by the underwriter. ; Lender provided FHA Amendatory Clause and Real Estate Certification signed by all parties and audit reviewed Lender's response and has determined the XXX-LT was not required to be signed on the subject transaction. Condition cleared.
																	The transmittal summary is Present	02/14/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10125		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/06/2024	Resolved	878	Credit	Flood Certificate is Partial
XXX defect: Flood certificate is incomplete. Flood cert date is greater than XXX days from Origination date.; Audit reviewed Lender's response and has determined the Flood Certificate is dated XXX/XXX/XXX, which is within XXX days of the origination date of XXX/XXX/XXX. Condition cleared.
																	Flood certificate is received	02/14/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	A	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10125		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/01/2024	Acknowledged	2543	Credit	Appraisal date is greater than XXX days from Origination date.
Client Defect Validated: Impaired due to the original appraisal was done on XX/XX/XXXX and the appraisal update wasn’t done until XX/XX/XXXX which is more than XXX days. No documentation found in file to invalidate the finding.
															Change status of 'Appraisal date is greater than XXX days from Origination date.' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024
Client Defect Validated: Impaired due to the original appraisal was done on XX/XX/XXXX and the appraisal update wasn’t done until XX/XX/XXXX which is more than XXX days. No documentation found in file to invalidate the finding.
																		02/08/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10125		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/06/2024	Acknowledged	1258	Credit	CoBorrower Employment Verification does not meet guidelines
CLient defect validated: ATR Risk-Missing VVOE dated within XXX days of the note B2. ; Audit reviewed Lender's response and has determined a vie dated within XXX days of the Note date was not found in file and not provided with trailing docs. The WVOE is dated XXX/XXX/XXX, which is not within XXX days of the Note date of XXX/XXX/XXX. Condition retained.
															Client Defect Validated - Change status of 'CoBorrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.; The VVOE dated XXX/XXX/XXX.	02/22/2024
CLient defect validated: ATR Risk-Missing VVOE dated within XXX days of the note B2. ; Audit reviewed Lender's response and has determined a vie dated within XXX days of the Note date was not found in file and not provided with trailing docs. The WVOE is dated XXX/XXX/XXX, which is not within XXX days of the Note date of XXX/XXX/XXX. Condition retained.
																		02/22/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10125		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/05/2024	Acknowledged	-96658	Compliance	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; HPML escrow established, appraisal requirement met
															Compliance - SOL - Downgrade - Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.; Acknowledged - Informational Only	02/09/2024
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; HPML escrow established, appraisal requirement met
																		02/09/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	B	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10125		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/06/2024	Acknowledged	1257	Credit	Borrower Employment Verification does not meet guidelines
CLient defect validated: ATR Risk-Missing VVOE dated within XXX days of the note B1. ; Audit reviewed Lender's response and has determined a vie dated within XXX days of the Note date was not found in file and not provided with trailing docs. The WVOE is dated XXX/XXX/XXX, which is not within XXX days of the Note date of XXX/XXX/XXX. Condition retained.
															Client Defect Validated - Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.; The VVOE dated XXX/XXX/XXX.	02/22/2024
CLient defect validated: ATR Risk-Missing VVOE dated within XXX days of the note B1. ; Audit reviewed Lender's response and has determined a vie dated within XXX days of the Note date was not found in file and not provided with trailing docs. The WVOE is dated XXX/XXX/XXX, which is not within XXX days of the Note date of XXX/XXX/XXX. Condition retained.
																		02/22/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10125		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/01/2024	Resolved	2095	Credit	Insufficient cash to close.	XXX defect: ATR Risk-Cash to close in the amount of XXX is greater than the available asset amount of $XXX.			Audit reviewed Lender's response and has determined assets were sufficient for cash to close. Condition cleared.	02/14/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	A	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10186		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/06/2024	Acknowledged	651	Credit	Borrower Liabilities Verification Indicator is Partial
Client Defect Validated: Credit – Age of Mortgage Documents. FHA Single Family Housing Policy XXX require all verification documents be dated within XXX days of the disbursement date. The Borrowers credit report is dated XXX/XXX/XXX, Note executed XX/XX/XXXX and loan disbursed XXX/XXX/XXX. Origination credit report in file for the Borrower expired XXX/XXX/XXX.
															Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Validated: Credit – Age of Mortgage Documents. FHA Single Family Housing Policy XXX require all verification documents be dated within XXX days of the disbursement date. The Borrowers credit report is dated XXX/XXX/XXX, Note executed XX/XX/XXXX and loan disbursed XXX/XXX/XXX. Origination credit report in file for the Borrower expired XXX/XXX/XXX.
																		02/08/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	D	D	D	D	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10186		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/01/2024	Resolved	3504	Compliance	Informed Consumer Choice Notice was not provided within XXX days of loan application
XXX Defect: The Informed Consumer Choice Notice provided to the borrower on XX/XX/XXXX was not provided within XXX days of application date of XXX/XXX/XXX.; Lender provided Informed Consumer Choice Notice provided within XXX days of the application date. Condition cleared.
																	The Informed Consumer Choice Notice provided to the borrower on XX/XX/XXXX was provided within XXX days of application date of XXX/XXX/XXX.	02/14/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	C	A	D	D	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10186		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/06/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required	Change status of 'Third Party Valuation Product not Provided' from Cleared to Revoked.; Revoked; CU &lt; XX/XX/XXXX - not required	02/08/2024	Third Party Valuation Product Provided; Third Party Valuation Product Provided	03/21/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	D	A	D	D	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10291		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/08/2024	Acknowledged	1281	Property	The appraisal was completed "Subject To" and the Completion Certificate in file is incomplete.
Client Defect Validated: The appraisal was completed Subject to Completion and the Completion Certificate in file is Incomplete. Appraisal - Appraisal update - missing or non-compliant, the 1004D reflects repairs that are still needed.
															Change status of 'The appraisal was completed "Subject To" and the Completion Certificate in file is incomplete.' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Validated: The appraisal was completed Subject to Completion and the Completion Certificate in file is Incomplete. Appraisal - Appraisal update - missing or non-compliant, the 1004D reflects repairs that are still needed.
																		02/08/2024		C	C	C	C	A	A	C	C	C	B	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B
MMCA2026SD10291		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/01/2024	Acknowledged	1236	Compliance	XXX XXX Disclosure is Missing	XXX Defect: The affiliate XXX disclosure is Missing	Change status of 'XXX XXX Disclosure is Missing' from Active to Acknowledged by Client.; Non-material disclosure - Condition downgraded to B.;	02/27/2024	XXX Defect: The affiliate XXX disclosure is Missing	02/27/2024		C	C	B	B	A	A	C	C	C	B	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B
MMCA2026SD10291		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/02/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; XXX Defect: TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Appraisal fee increased without a valid reason. Downgraded due to SOL XXX year non rescindable.
															XXX Defect: Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Acknowledged	02/14/2024
This loan passed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that do not exceed the good faith determination according to §XXX(e)(XXX)(i) lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; XXX Defect: TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Appraisal fee increased without a valid reason. Downgraded due to SOL XXX year non rescindable.
																		02/11/2024		C	C	C	B	A	A	C	C	C	B	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B
MMCA2026SD10130		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/06/2024	Resolved	651	Credit	Borrower Liabilities Verification Indicator is Partial
XXX defect ATR Risk - Borrower liabilities verified indicator is Partial. BR has a XXX IRS Lien from XXX tax return that was omitted by the lender. There is an unsigned installment agreement request in file. There is no verification that the payment plan was approved by the IRS or that the taxes were paid in full. ; Audit reviewed Lenders response and re-reviewed file. Condition rescinded.; Lender response: Loan closed before tax liability due – Tax liability is for XXX income tax, loan closed on XXX – Borrower verified sufficient assets needed to cover cash to close this transaction and income tax liability.
																	Borrower liabilities verified indicator is Present	02/23/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	D	A	D	A	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10130		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/06/2024	Acknowledged	1285	Property	Are all required Addendum and Exhibits included is No
Client defect validated. File is missing XXX Form HUD-XXX, Warranty of Completion of Construction XXX Form HUD-XXX-XXX-A, Subterranean Termite Protection Builder’s Guarantee, XXX Form HUD-XXX-XXX-B, New Construction Subterranean Termite Service Record
															Change status of 'Are all required Addendum and Exhibits included is No' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024
Client defect validated. File is missing XXX Form HUD-XXX, Warranty of Completion of Construction XXX Form HUD-XXX-XXX-A, Subterranean Termite Protection Builder’s Guarantee, XXX Form HUD-XXX-XXX-B, New Construction Subterranean Termite Service Record
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	C	C	C	D	A	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10116		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/05/2024	Acknowledged	1430	Credit	FICO is less than the AUS Minimum Required	Client Defect Validated: "Uninsurable - Minimum Credit Score Requirement Not Met." The audit confirmed that the median credit score of XXX is less than the minimum required per AUS of XXX	Change status of 'FICO is less than the AUS Minimum Required' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024	Client Defect Validated: "Uninsurable - Minimum Credit Score Requirement Not Met." The audit confirmed that the median credit score of XXX is less than the minimum required per AUS of XXX	02/08/2024		C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10116		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/05/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated:- ATR Risk: AUS/LP - DTI too high and Fico XXX not eligible for manual UW. Missing evidence of payoff of two XXX debts required on the AUS: (i.) XXX Bank XX XX for XXX and (ii.) The XXX XX XX for XXX The Final CD dated XX/XX/XXXX does not show the payoff of these debts under the Adjustment section, even though the previous CD dated XX/XX/XXXX does show these debts to be paid off. Inclusion of the monthly payments for these debts increases the DTI XXX% which exceeds the maximum allowable per AUS of XXX%.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/14/2024
Client Defect Validated:- ATR Risk: AUS/LP - DTI too high and Fico XXX not eligible for manual UW. Missing evidence of payoff of two XXX debts required on the AUS: (i.) XXX Bank XX XX for XXX and (ii.) The XXX XX XX for XXX The Final CD dated XX/XX/XXXX does not show the payoff of these debts under the Adjustment section, even though the previous CD dated XX/XX/XXXX does show these debts to be paid off. Inclusion of the monthly payments for these debts increases the DTI XXX% which exceeds the maximum allowable per AUS of XXX%.
																		02/14/2024		C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10298		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/13/2024	Resolved	2588	Credit	Borrower XXX Income Verification is less than XXX months	Client Defect Validated: Borrower XXX Income Verification of XX/XX/XXXX is less than XXX months.	Change status of 'Borrower XXX Income Verification is less than XXX months' from Active to Acknowledged by Client.; Acknowledged by client.	02/19/2024	Borrower XXX Income Verification of XX/XX/XXXX is greater than XXX months.	02/19/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	A	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10298		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/10/2024	Acknowledged	1236	Compliance	XXX XXX Disclosure is Missing	XXX Defect: The affiliate XXX disclosure is Missing; Lender provided unsigned LOE indicating no affiliates; however, did not provide signed attestation on Lender’s letterhead. Condition retained.	Change status of 'XXX XXX Disclosure is Missing' from Active to Acknowledged by Client.; Non-material disclosure - Condition downgraded to B.;	02/27/2024	XXX Defect: The affiliate XXX disclosure is Missing; Lender provided unsigned LOE indicating no affiliates; however, did not provide signed attestation on Lender’s letterhead. Condition retained.	02/27/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	B	B	C	A	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10298		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/13/2024	Resolved	2587	Credit	Borrower Income Verification is less than XXX months	Client Defect Validated:: Borrower Income Verification of XX/XX/XXXX is less than XXX months.	Change status of 'Borrower Income Verification is less than XXX months' from Active to Acknowledged by Client.; Acknowledged by client.	02/19/2024	Income Verification of XX/XX/XXXX is greater than XXX months.	02/19/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	A	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10193		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/06/2024	Acknowledged	2543	Credit	Appraisal date is greater than XXX days from Origination date.
Client Defect Validated: Appraisal Update is non-compliant. The appraisal is dated XXX/XXX/XXX, which expired on XXX/XXX/XXX. Appraisal update was completed on XXX/XXX/XXX, which was after the appraisal expired. Per guidelines, if an appraisal expire before an update can be completed, or a XXX-day extension of the original appraisal is insufficient to complete the insurance process, the lender may: order a new appraisal under the same case number, or cancel the case number, and order a new case number and appraisal.
															Change status of 'Appraisal date is greater than XXX days from Origination date.' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Validated: Appraisal Update is non-compliant. The appraisal is dated XXX/XXX/XXX, which expired on XXX/XXX/XXX. Appraisal update was completed on XXX/XXX/XXX, which was after the appraisal expired. Per guidelines, if an appraisal expire before an update can be completed, or a XXX-day extension of the original appraisal is insufficient to complete the insurance process, the lender may: order a new appraisal under the same case number, or cancel the case number, and order a new case number and appraisal.
																		02/08/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	C	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10193		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/20/2024	Resolved	3598	Property	Third Party AVM to appraised value exceeds XXX% allowable variance	Third party AVM value of XXX with a variance of XXX exceeds XXX% allowable variance.; CCA provided within tolerance. Condition cleared.			Additional third party valuation requested to support value. Additional third party valuation product provided that supports value.	03/11/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10193		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/05/2024	Acknowledged	-96658	Compliance	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; HPML Loan with established escrows and appraisal requirement met. Downgraded
															Compliance - SOL - Downgrade - Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.; Acknowledged	02/12/2024
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; HPML Loan with established escrows and appraisal requirement met. Downgraded
																		02/12/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10193		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/20/2024	Resolved	3600	Property	Third party AVM Confidence Score is less than XXX%	Third party AVM Confidence Score of XXX is less than XXX%.; CCA provided within tolerance. Condition cleared.			Additional third party valuation requested to support value. Additional third party valuation product provided that supports value.	03/11/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10193		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/01/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM received. Additional finding added. Condition cleared.			Third Party Valuation Product Provided	02/20/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10193		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/06/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
XXX Defect: FEMA declared XXX in a disaster area (hurricane) on XXX/XXX/XXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Appraisal Update is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.; Acknowledged - Info Only
																	Post Disaster Inspection provided	02/09/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10193		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/01/2024	Resolved	3810	Property	Third Party Valuation Product Not Provided
XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; AVM received. Additional finding added. Condition cleared.
																	Third Party Valuation Product Provided.	02/20/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10169		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/12/2024	Acknowledged	932	Property	Origination Appraisal is Partial
client defect validated: the defect states "the XXX was driven to the lot where it is now and it was considered XXX property. the seller will not sign the documents". There are currently no documents in the file to support that the seller has agreed to sign off on this property to invalidate this defect therefor the UW has to concur with the defect.
															Change status of 'Origination Appraisal is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/14/2024
client defect validated: the defect states "the XXX was driven to the lot where it is now and it was considered XXX property. the seller will not sign the documents". There are currently no documents in the file to support that the seller has agreed to sign off on this property to invalidate this defect therefor the UW has to concur with the defect.
																		02/14/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	D	D	A	A	D	D	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B
MMCA2026SD10169		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Acknowledged	-96658	Compliance	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; HPML compliant.
															Compliance - SOL - Downgrade - Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.; Acknowledged	02/14/2024
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; HPML compliant.
																		02/14/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	C	B	A	A	D	D	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B
MMCA2026SD10131		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/05/2024	Acknowledged	932	Property	Origination Appraisal is Partial	Client Defect Validated: Missing Appraisal Update Documentation. The file is missing the Warranty of Completion.	Change status of 'Origination Appraisal is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024	Client Defect Validated: Missing Appraisal Update Documentation. The file is missing the Warranty of Completion.	02/08/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	D	D	D	A	A	D	D	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A
MMCA2026SD10142		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/14/2024	Acknowledged	1248	Credit	AUS is Partial	Client Defect Validated: Missing terms of 2nd lien (grant) for XXX that is repayable under certain circumstances.	Change status of 'AUS is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	02/16/2024	Client Defect Validated: Missing terms of 2nd lien (grant) for XXX that is repayable under certain circumstances.	02/16/2024		D	D	D	D	D	D	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10142		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/14/2024	Acknowledged	3500	Credit	Borrower residency documentation not provided or issue with documentation	Client Defect Validated: The loan is missing valid Employment Authorization Document for borrower of form I XXX with XXX visa.	Change status of 'Borrower residency documentation not provided or issue with documentation' from Active to Acknowledged by Client.; Acknowledged by client.	02/16/2024	Client Defect Validated: The loan is missing valid Employment Authorization Document for borrower of form I XXX with XXX visa.	02/16/2024		D	D	C	C	D	D	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10142		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/16/2024	Resolved	1261	Credit	Borrower Income Verification does not match Approval	Uknown Defect: Missing copy of two years tax returns for coborrower. Only tax transcripts provided. ; Condition cleared as we have received the missing XXX years tax returns for c-borrower.			The borrower income verification does match approval	02/23/2024		D	D	C	A	D	D	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10142		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/11/2024	Acknowledged	-96658	Compliance	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; HPML with established escrows and appraisal requirements met.
															Compliance - SOL - Downgrade - Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.; Acknowledged by client.	02/16/2024
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; HPML with established escrows and appraisal requirements met.
																		02/16/2024		D	D	C	B	D	D	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10142		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/14/2024	Resolved	1428	Credit	CLTV Exceeds the AUS Maximum Allowable	The original CLTV of XXX exceeds maximum allowable per AUS of XXX; The original CLTV of XXX exceeds maximum allowable per AUS of XXX; AUS provided showing CLTV at XXX - condition cleared			The original CLTV of XXX is not greater than the maximum allowable per AUS of XXX; The original CLTV of XXX is not greater than the maximum allowable per AUS of XXX	03/25/2024		D	D	C	A	D	D	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10142		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/14/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
XXX Defect: Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. FEMA declared XXX county in a disaster area on XX/XX/XXXX with a release date of XXX/XXX/XXX. The appraisal in file is dated XX/XX/XXXX and shows no damage, however the appraisal date is prior to the FEMA release date. A Post Disaster Inspection is required. ; PCI received - no damage noted - condition cleared
																	Post Disaster Inspection provided	03/11/2024		D	D	C	A	D	D	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10300		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/12/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%
Change status of 'Third Party Valuation Product not Provided' from Cleared to Revoked.; Revoked; Change status of 'Third Party Valuation Product not Provided' from Revoked to Acknowledged by Client.; Acknowledged by client;
																02/16/2024	Third Party Valuation Product Provided; Third Party Valuation Product Provided	02/19/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	D	A	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10300		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/08/2024	Resolved	3810	Property	Third Party Valuation Product Not Provided
XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; BPO ordered due to seasoning

Change status of 'Third Party Valuation Product Not Provided' from Cleared to Revoked.; Revoked; Change status of 'Third Party Valuation Product Not Provided' from Revoked to Acknowledged by Client.; Acknowledged by client; ; BPO ordered due to seasoning
																02/16/2024	Third Party Valuation Product Provided.; Third Party Valuation Product Provided.	02/19/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	D	A	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10300		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/12/2024	Acknowledged	1248	Credit	AUS is Partial	Client Defect Validated: AUS is Accept /Ineligible - which requires manual underwrite.	Change status of 'AUS is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024	Client Defect Validated: AUS is Accept /Ineligible - which requires manual underwrite.	02/15/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	D	D	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10300		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/09/2024	Acknowledged	-96658	Compliance	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; Acknowledged

Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.; Downgraded as the loan meet the Huml appraisal requirements.; Change status of 'Higher-Priced Mortgage Loan' from Revoked to Acknowledged by Client.; Acknowledged by client;
																02/16/2024
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; Acknowledged
																		02/16/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	C	B	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10301		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/05/2024	Acknowledged	3603	Credit	No Credit Findings
Credit Defect Invalidated: Uninsurable - The back end DTI is too high to meet the 'manual downgrade' requirements, and since the NOR states that this must be a manual downgrade due to the MCR and increase in income, then this loan does not meet guidelines and in turn must be impaired. XXX% DTI is approved by DU findings in the file. Defect is invalidated.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/07/2024
Credit Defect Invalidated: Uninsurable - The back end DTI is too high to meet the 'manual downgrade' requirements, and since the NOR states that this must be a manual downgrade due to the MCR and increase in income, then this loan does not meet guidelines and in turn must be impaired. XXX% DTI is approved by DU findings in the file. Defect is invalidated.
																		02/07/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10301		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/04/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Credit report and VOE fees increased without valid reasons. Downgraded due to SOL XXX year non rescindable.
															Compliance - SOL - Downgrade - Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Acknowledged	02/14/2024
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Credit report and VOE fees increased without valid reasons. Downgraded due to SOL XXX year non rescindable.
																		02/14/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10301		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/05/2024	Resolved	1262	Credit	CoBorrower Income Verification does not match Approval
XXX Defect: Missing verification of employment for XXX mos per DU approval. Current employment is for XXX mos. Prior verification in file is for XXX mos  proof of prior XXX mos employment or letter explaining complete history. Final XXX indicates prior employment with XXX for XXX mo, then unemployment for XXX mos, XXX for XXX mos, XXX for XXX mos and then prior XXX for XXX mos. Lender to provide acceptable documentation for this history. Additional conditions may apply.; Lender provided LOE, income and employment documentation to verify employment history. Condition cleared.
																	The coborrower income verification does match approval	02/23/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10301		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/05/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% VM is required per report. ; BPO ordered due to seasoning	Change status of 'Third Party Valuation Product not Provided' from Cleared to Revoked.; Cleared; BPO ordered due to seasoning	02/12/2024	Third Party Valuation Product Provided; Third Party Valuation Product Provided	02/19/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10285		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/RP	Loan Review Complete	02/08/2024	Resolved	3800	Property	Third Party Valuation Product Not Provided	XXX Defect: Third Party Valuation Product Not Provided and CU Score is not provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; BPO ordered due to seasoning			Third Party Valuation Product Provided.	02/16/2024		D	C	D	A	C	C	D	A	B	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10285		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/RP	Loan Review Complete	02/14/2024	Resolved	1257	Credit	Borrower Employment Verification does not meet guidelines
XXX Defect: Existence of XXX not verified (self-employment). FHA ML XXX-XXX required evidence of current XXX receipt to be dated within XXX days of Note date. The file contains self-employment verification documentation dated XX/XX/XXXX however, the Note document is dated XXX/XXX/XXX.; Condition cleared as the requirement for a XXX day VOE was already XXX prior to this application date.
																	The exception 'Borrower Employment Verification does not meet guidelines' is cleared.	02/23/2024		D	C	C	A	C	C	D	A	B	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10285		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/RP	Loan Review Complete	02/08/2024	Acknowledged	1236	Compliance	XXX XXX Disclosure is Missing	XXX Defect: The affiliate XXX disclosure is Missing; Lender provided an LOE; however, did not provide a signed attestation on Lender letterhead. Condition retained.	Change status of 'XXX XXX Disclosure is Missing' from Active to Acknowledged by Client.; Non-material disclosure - Condition downgraded to B.;	02/27/2024	XXX Defect: The affiliate XXX disclosure is Missing; Lender provided an LOE; however, did not provide a signed attestation on Lender letterhead. Condition retained.	02/27/2024		D	C	B	B	C	C	D	A	B	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10285		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/RP	Loan Review Complete	02/14/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: Uninsurable - Credit documents aged. Investor pulled post-closing credit report and declined to purchase the loan due to findings. Unable to validate defect due to the file missing post-closing credit report.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024
Client Defect Invalidated: Uninsurable - Credit documents aged. Investor pulled post-closing credit report and declined to purchase the loan due to findings. Unable to validate defect due to the file missing post-closing credit report.
																		02/15/2024		D	C	C	C	C	C	D	A	B	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10194		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: ATR Risk - Borrower was approved with qualifying income of XXX per month. Employment and Income Verification proves Year-To-Date income at XXX of XXX per month putting the back-end DTI at XXX which exceeds the maximum allowable per AUS of XXX
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Validated: ATR Risk - Borrower was approved with qualifying income of XXX per month. Employment and Income Verification proves Year-To-Date income at XXX of XXX per month putting the back-end DTI at XXX which exceeds the maximum allowable per AUS of XXX
																		02/08/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	D	C	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10194		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Acknowledged	1257	Credit	Borrower Employment Verification does not meet guidelines
Client Defect Validated: ATR Risk - Verification of employment before closing showed borrower employment at XXX, Inc as current. Post-closing verification of employment from XXX showed borrower being on leave and only having worked at XXX for XXX months beginning XXX/XXX/XXX. Employment was verified as current as of XX/XX/XXXX at XXX with a start date of XXX/XXX/XXX.
															Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Validated: ATR Risk - Verification of employment before closing showed borrower employment at XXX, Inc as current. Post-closing verification of employment from XXX showed borrower being on leave and only having worked at XXX for XXX months beginning XXX/XXX/XXX. Employment was verified as current as of XX/XX/XXXX at XXX with a start date of XXX/XXX/XXX.
																		02/08/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	D	C	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10194		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval	Client Defect Validated: ATR Risk - Borrower was approved with qualifying income of XXX per month. Employment and Income Verification proves Year-To-Date income at XXX of XXX per month	Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024	Client Defect Validated: ATR Risk - Borrower was approved with qualifying income of XXX per month. Employment and Income Verification proves Year-To-Date income at XXX of XXX per month	02/08/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	D	C	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10194		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/08/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	D	C	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10194		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Resolved	939	Credit	Mortgage Insurance Certificate is Missing	Client Defect Validated: Borrower's Mortgage Insurance was rescinded ; located in loan file pg XXX	Change status of 'Mortgage Insurance Certificate is Missing' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024	The mortgage insurance certification is Present; located in loan file pg XXX	02/09/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	D	C	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10194		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Resolved	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Lender provided valid COC for increase in appraisal fee which was due to complexity of appraisal and rush request. Condition cleared.; TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Appraisal fee XXX increased on the LE issued XX/XX/XXXX without a valid reason. Downgraded due to SOL XXX year non rescindable.

Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Acknowledged ; Lender provided valid COC for increase in appraisal fee which was due to complexity of appraisal and rush request. Condition cleared.; TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Appraisal fee XXX increased on the LE issued XX/XX/XXXX without a valid reason. Downgraded due to SOL XXX year non rescindable.
																02/14/2024
This loan passed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that do not exceed the good faith determination according to §XXX(e)(XXX)(i) lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).
																		02/14/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	A	D	C	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10194		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Acknowledged	2095	Credit	Insufficient cash to close.
Client Defect Validated: Cash to close in the amount of XXX is greater than the available asset amount of XXX. ATR Risk - XXX deposits into the borrower's bank account were excluded from Asset balance. Deposits were not sourced and no letter of explanation was provided for these large deposits
															Change status of 'Insufficient cash to close.' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Validated: Cash to close in the amount of XXX is greater than the available asset amount of XXX. ATR Risk - XXX deposits into the borrower's bank account were excluded from Asset balance. Deposits were not sourced and no letter of explanation was provided for these large deposits
																		02/08/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	D	C	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10283		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/14/2024	Resolved	1168	Credit	Flood Insurance Policy is Partial
XXX Defect: Missing Flood Insurance policy to confirm annual premium of XXX used to qualify. Documentation in file is a non-binding quote and reflects an annual premium of $XXX.; Lender provided flood insurance policy. Condition cleared.
																	The flood insurance policy is Present	02/26/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	A	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10283		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/14/2024	Resolved	3557	Credit	Hazard Insurance Coverage is Not Sufficient.
XXX Defect: Hazard insurance coverage of XXX is not sufficient. The subject loan amount is XXX and estimated replacement value from insurance company provided in the loan file was dated XXX/XXX/XXX, approximately XXX months prior to issuance of policy, therefore considered expired.
																	Audit reviewed Lender's response and has determined insurance is sufficient. Condition cleared.	02/26/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	A	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10283		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/12/2024	Acknowledged	-96348	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Cure of XXX required. Lender credit decreased from XXX on LE issued XX/XX/XXXX to XXX on Final CD issued XXX/XXX/XXX. Please provide valid COC or cure. Cure requirements include PCCD, LOE, copy of refund check, and proof of delivery.

Change status of 'Lender Credits That Cannot Decrease Test' from Acknowledged by Client to Revoked.; Acknowledged by client; Change status of 'Lender Credits That Cannot Decrease Test' from Active to Acknowledged by Client.; Downgraded due to TILA XXX year SOL.; Change status of 'Lender Credits That Cannot Decrease Test' from Revoked to Acknowledged by Client.; Acknowledged by client;
																02/16/2024	Downgraded due to TILA XXX year SOL.	02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	B	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10283		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/14/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect: "Uninsurable-Loan Documentation-AUS Findings report missing or defective. The cited defect (property value) was cleared, however, HUD cancelled the case and will not reinstate."-Invalidated. Missing documentation to confirm HUD/FHA cancelled the case and will not reinstate.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024
Client Defect: "Uninsurable-Loan Documentation-AUS Findings report missing or defective. The cited defect (property value) was cleared, however, HUD cancelled the case and will not reinstate."-Invalidated. Missing documentation to confirm HUD/FHA cancelled the case and will not reinstate.
																		02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	C	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10283		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/12/2024	Acknowledged	1236	Compliance	XXX XXX Disclosure is Missing	XXX Defect: The affiliate XXX disclosure is Missing	Change status of 'XXX XXX Disclosure is Missing' from Active to Acknowledged by Client.; Non-material disclosure - Condition downgraded to B.;	02/27/2024	XXX Defect: The affiliate XXX disclosure is Missing	02/27/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	B	B	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10284		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/07/2024	Acknowledged	3603	Credit	No Credit Findings
Client defect Invalidated: Uninsurable - we are able to get current VOE for borrower. Borrower XXX shows as inactive and XXX - B3 has valid VOE in the file for their employment per the VOE in the file. however, B1 is missing a pre-close final VOE within XXX days in the file. the current VOE is outdated.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client defect Invalidated: Uninsurable - we are able to get current VOE for borrower. Borrower XXX shows as inactive and XXX - B3 has valid VOE in the file for their employment per the VOE in the file. however, B1 is missing a pre-close final VOE within XXX days in the file. the current VOE is outdated.
																		02/08/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10284		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/07/2024	Resolved	1257	Credit	Borrower Employment Verification does not meet guidelines
XXX Defect: B1 employment verification pre-close XXX days is missing from the file. most recent VOE is dated XXX/XXX/XXX. Loan closed XXX/XXX/XXX; Finding remains, received copies of paystubs that were dated over XX/XX/XXXX months from note date of XXX/XXX/XXX.
																	Condition cleared as we have received the paystub for B1 that is dated immediately proceeding the note date for the VOE condition per the XXX guides published at that time.	03/04/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10284		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/01/2024	Resolved	3580	Property	Third Party Valuation Product not Provided
Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning
															Change status of 'Third Party Valuation Product not Provided' from Cleared to Revoked.; Revoked; BPO ordered due to seasoning	02/08/2024	Third Party Valuation Product Provided; Third Party Valuation Product Provided; Third Party Valuation Product Provided	02/19/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10284		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/01/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; BPO ordered due to seasoning	Change status of 'Third Party Valuation Product Not Provided' from Cleared to Revoked.; Revoked; BPO ordered due to seasoning	02/08/2024	Third Party Valuation Product Provided.; Third Party Valuation Product Provided.	02/19/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10114		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/09/2024	Acknowledged	3373	Credit	FHA Addendum to URLA XXX is missing.	Client defect validated: FHA Loan UWing and Transmittal Summary is not signed by the underwriter.	Change status of 'FHA Addendum to URLA XXX is missing.' from Active to Acknowledged by Client.; Acknowledged by client.	03/04/2024	Client defect validated: FHA Loan UWing and Transmittal Summary is not signed by the underwriter.	03/04/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	C	C	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10114		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/09/2024	Acknowledged	1246	Credit	Transmittal Summary is Partial	Client Defect Validated: Uninsured: Missing all builder docs. Underwriter did not find any builder docs in file.	Change status of 'Transmittal Summary is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	02/13/2024	Client Defect Validated: Uninsured: Missing all builder docs. Underwriter did not find any builder docs in file.	02/13/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	D	D	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10114		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/09/2024	Acknowledged	878	Credit	Flood Certificate is Partial	Client Defect Validated: Flood certificate is not valid. It is dated more than XXX days from the note date. ; Acknowledged by client.	Change status of 'Flood Certificate is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	02/26/2024	Client Defect Validated: Flood certificate is not valid. It is dated more than XXX days from the note date. ; Acknowledged by client.	02/26/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	C	C	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10114		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/09/2024	Acknowledged	1257	Credit	Borrower Employment Verification does not meet guidelines	Client Defect Validated: ATR Risk- Missing VVOE dated within XXX days prior to the date of the note for B1.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.; Acknowledged by client.	02/26/2024	Client Defect Validated: ATR Risk- Missing VVOE dated within XXX days prior to the date of the note for B1.	02/26/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	C	C	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10114		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/09/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XXX defect: Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; PCI received - no damage noted - condition cleared			Post Disaster Inspection provided	03/11/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	C	A	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10114		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/09/2024	Resolved	1248	Credit	AUS is Partial
XXX defect: ATR Risk- Missing evidence of calculation of the real estate tax amount that the lender used XXX per month. Please provide the evidence of tax amount used. ; Audit reviewed Lenders response and re-reviewed file. Condition rescinded.
																	The AUS is received.	02/26/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	D	A	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10287		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/02/2024	Acknowledged	1236	Compliance	XXX XXX Disclosure is Missing	XXX Defect: The affiliate XXX disclosure is Missing	Change status of 'XXX XXX Disclosure is Missing' from Active to Acknowledged by Client.; Non-material disclosure - Condition downgraded to B.;	02/27/2024	XXX Defect: The affiliate XXX disclosure is Missing	02/27/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	C	B	B	C	C	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10287		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/13/2024	Acknowledged	1258	Credit	CoBorrower Employment Verification does not meet guidelines	Client Defect Validated: Co-Borrower VVOE is not within XXX days of the Note date. VVOE date XXX/XXX/XXX, Note date XXX/XXX/XXX.; REceived VOE Dated XX/XX/XXXX	Change status of 'CoBorrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.; Acknowledged by client.	03/01/2024	Client Defect Validated: Co-Borrower VVOE is not within XXX days of the Note date. VVOE date XXX/XXX/XXX, Note date XXX/XXX/XXX.; Received VOE Dated XX/XX/XXXX	03/01/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	C	C	C	C	C	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10287		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/02/2024	Acknowledged	2543	Credit	Appraisal date is greater than XXX days from Origination date.
Client Defect Validated: In regard to the FHAC appraisal error, there is no resolution on this as the update was done more than XXX days from the original appraisal. I have uploaded the appraisal manager email explanation to the right side of M4 labeled Letter of Explanation - Other Appraisal Manager LOX. Appraisal dated XXX/XXX/XXX, Appraisal re-certification of value effective date XXX/XXX/XXX, loan closed XXX/XXX/XXX.
															Change status of 'Appraisal date is greater than XXX days from Origination date.' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024
Client Defect Validated: In regard to the FHAC appraisal error, there is no resolution on this as the update was done more than XXX days from the original appraisal. I have uploaded the appraisal manager email explanation to the right side of M4 labeled Letter of Explanation - Other Appraisal Manager LOX. Appraisal dated XXX/XXX/XXX, Appraisal re-certification of value effective date XXX/XXX/XXX, loan closed XXX/XXX/XXX.
																		02/15/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	C	C	C	C	C	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10137		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/05/2024	Acknowledged	-96658	Compliance	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; HPML with established escrows and appraisal requirements met.
															Compliance - SOL - Downgrade - Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.; Acknowledged	02/13/2024
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; HPML with established escrows and appraisal requirements met.
																		02/13/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	C	B	A	A	D	D	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B
MMCA2026SD10137		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	02/08/2024	Acknowledged	932	Property	Origination Appraisal is Partial	Client Defect Validated. Appraisal was not updated with the new case # XXX-XXX. Previous case number cancelled and is still reflected on the appraisal in file.	Change status of 'Origination Appraisal is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024	Client Defect Validated. Appraisal was not updated with the new case # XXX-XXX. Previous case number cancelled and is still reflected on the appraisal in file.	02/08/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	D	D	A	A	D	D	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B
MMCA2026SD10155		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/15/2024	Acknowledged	3603	Credit	No Credit Findings	Client defect validated: ATR Risk uninsured: Need proof omitted accounts on the AUS & CD were paid.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024	Client defect validated: ATR Risk uninsured: Need proof omitted accounts on the AUS & CD were paid.	02/15/2024	Borrower has stable job time - Borrower has XXX years at job.	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10155		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable	Client Defect Validated - The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX	Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/13/2024	Client Defect Validated - The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX	02/13/2024	Borrower has stable job time - Borrower has XXX years at job.	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10155		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/01/2024	Resolved	3810	Property	Third Party Valuation Product Not Provided
XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; BPO ordered due to seasoning
																	Third Party Valuation Product Provided.	02/14/2024	Borrower has stable job time - Borrower has XXX years at job.	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10136		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: GSE Temporary - QM/SH	Loan Review Complete	03/01/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated: Missing documentation verifying defect (Uninsured: MCR submitted to HUD for endorsement XXX)	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	03/01/2024	Client Defect Invalidated: Missing documentation verifying defect (Uninsured: MCR submitted to HUD for endorsement XXX)	03/01/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10126		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/12/2024	Acknowledged	1248	Credit	AUS is Partial	Defect Validated: Borrower and Mortgage Eligibility - Property has been flipped in the less than XXX days.	Change status of 'AUS is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/14/2024	Defect Validated: Borrower and Mortgage Eligibility - Property has been flipped in the less than XXX days.	02/14/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	D	D	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10126		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/12/2024	Resolved	3420	Credit	DTI Exceeds AUS Maximum Allowable
XXX Defect: The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; Audit reviewed Lender's response and has determined the auto installment loan has less than XXX payments left; therefore, the monthly payment can be omitted from the debt obligations. Audit re-calculated the debt obligations and has determined the audit DTI of XXX% is within tolerance of the AUS approved DTI of XXX%. Condition cleared.
																	The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX	02/21/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	D	C	A	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10127		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/07/2024	Acknowledged	-96658	Compliance	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; Documentation required. Missing borrowers certification of appraisal report receipt. Downgraded exception due to SOL.
															Compliance - SOL - Downgrade - Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; Documentation required. Missing borrowers certification of appraisal report receipt. Downgraded exception due to SOL.
																		02/15/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	C	C	C	B	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10127		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/12/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated: Uninsurable - Loan Documentation - AUS findings report missing or defective - AUS in file dated XX/XX/XXXX with approved/ eligible recommendation.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/14/2024	Client Defect Invalidated: Uninsurable - Loan Documentation - AUS findings report missing or defective - AUS in file dated XX/XX/XXXX with approved/ eligible recommendation.	02/14/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	C	C	C	C	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10138		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/09/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated: FHAC was giving DU reflects Refer. Underwriter did not find any DU's in file that were refer.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/13/2024	Client Defect Invalidated: FHAC was giving DU reflects Refer. Underwriter did not find any DU's in file that were refer.	02/13/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10138		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/09/2024	Resolved	3605	Credit	Asset Documents are Incomplete	XXX defect: ATR Risk- (i) Missing bank statement evidencing XXX available in donor's bank account at XXX Bank. (ii) Missing XXX% access letter from spouse for XXXXX Bank #XXX which is a joint account.			Audit reviewed Lenders response and re-reviewed file. Condition rescinded.	02/23/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	C	C	A	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10138		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/01/2024	Resolved	3378	Credit	FHA Appraisal Logging not in file	XXX defect: FHA Appraisal Logging not in file.; Lender FHA Appraisal Logging. Condition cleared.			FHA Appraisal Logging provided.	02/23/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	C	C	A	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10134		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/05/2024	Resolved	1428	Credit	CLTV Exceeds the AUS Maximum Allowable	The original CLTV of XXX exceeds maximum allowable per AUS of XXX; The original CLTV of XXX exceeds maximum allowable per AUS of XXX			The original CLTV of XXX is not greater than the maximum allowable per AUS of XXX; The original CLTV of XXX is not greater than the maximum allowable per AUS of XXX	03/15/2024	Borrower has stable job time - Borrower has XXX years at job.	D	D	C	A	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10134		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/10/2024	Resolved	3420	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; XXX defect: ATR risk: XXX% DTI exception. Loan was LP approved with a XXX% DTI. Overtime income was miscalculated by lender. Lender worksheet indicates all income over XXX yrs with the back out of base income to arrive at overtime income. WVOE in file indicates bonus and other unidentified income included. FHA requires overtime. to be calculated using average over XXX yrs or XXX mo average if less. Other income would need to be identified if being used. ; Audit re-reviewed income, condition cleared based on using YTD income per the WVOE submitted in loan file.

The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX
																		02/29/2024	Borrower has stable job time - Borrower has XXX years at job.	D	D	C	A	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10134		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/10/2024	Acknowledged	1248	Credit	AUS is Partial
Client Defect Validated: Seasoning violation. Seller cannot sell the property for XXX days from original purchase date. Last sale was XXX/XXX/XXX. Purchase contract is XXX/XXX/XXX. This loan closed XXX/XXX/XXX/XXX. XXX days from last sale to closing.
															Change status of 'AUS is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/13/2024
Client Defect Validated: Seasoning violation. Seller cannot sell the property for XXX days from original purchase date. Last sale was XXX/XXX/XXX. Purchase contract is XXX/XXX/XXX. This loan closed XXX/XXX/XXX/XXX. XXX days from last sale to closing.
																		02/13/2024	Borrower has stable job time - Borrower has XXX years at job.	D	D	D	D	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10134		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/05/2024	Resolved	1427	Credit	LTV Exceeds AUS Maximum Allowable	The original LTV of XXX exceeds the maximum allowable per AUS of XXX; The original LTV of XXX exceeds the maximum allowable per AUS of XXX			The original LTV of XXX is not greater than the maximum allowable per AUS of XXX; The original LTV of XXX is not greater than the maximum allowable per AUS of XXX	03/15/2024	Borrower has stable job time - Borrower has XXX years at job.	D	D	C	A	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10156		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Rebuttable Presumption QM	Loan Review Complete	02/11/2024	Acknowledged	-96658	Compliance	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; Acknowledged by client.; No Cure required. HPML with established escrows and appraisal requirements met. Exception downgraded to a B.
															Compliance - SOL - Downgrade - Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.; Acknowledged by client.	02/16/2024
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; Acknowledged by client.; No Cure required. HPML with established escrows and appraisal requirements met. Exception downgraded to a B.
																		02/16/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	C	B	D	D	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10156		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Rebuttable Presumption QM	Loan Review Complete	02/14/2024	Acknowledged	1248	Credit	AUS is Partial	Client Defect Validated: FHA Amendatory Clause provided with the loan file is missing the seller's signature	Change status of 'AUS is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	02/16/2024	Client Defect Validated: FHA Amendatory Clause provided with the loan file is missing the seller's signature	02/16/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	D	D	D	D	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10271		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/18/2024	Acknowledged	651	Credit	Borrower Liabilities Verification Indicator is Partial	Missing evidence of the Affirm debt for B1 with a payment of XXX monthly.			Acknowledged by Client - efforts exhausted to remedy - XXX defect:	02/18/2024		D	D	D	D	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10271		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/19/2024	Acknowledged	1232	Compliance	CHARM Booklet is Missing	XXX Defect: The CHARM booklet is Missing. Acknowledged - Non Material Disclosure	Change status of 'CHARM Booklet is Missing' from Active to Acknowledged by Client.; Acknowledged - Non Material Disclosure	03/25/2024	XXX Defect: The CHARM booklet is Missing. Acknowledged - Non Material Disclosure	03/25/2024		D	D	B	B	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10271		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/16/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Documentation required: Missing redisclosed LE. Please remit the Loan Estimate that was redisclosed XX/XX/XXXX for XX/XX/XXXX COC for TRID/tolerance testing.
															Compliance - SOL - Downgrade - Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Acknowledged by client.	02/19/2024	Compliance - SOL - Downgrade	02/19/2024		D	D	C	B	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10271		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/16/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CCA received - within tolerance - cleared			Third Party Valuation Product Provided	03/15/2024		D	D	D	A	D	D	D	A	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10168		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	03/08/2024	Resolved	1428	Credit	CLTV Exceeds the AUS Maximum Allowable
Client Defect Validated: CLTV exceeds maximum LTV. The original CLTV of XXX% exceeds the maximum allowable per AUS of XXX%. The original appraisal dated XXX/XXX/XXX, appraised value is XXX Note: The loan amount is XXX
															Change status of 'CLTV Exceeds the AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	03/11/2024	The original CLTV of XX/XX/XXXX is not greater than the maximum allowable per AUS of XXX	03/15/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	A	C	A	D	C	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10168		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	03/08/2024	Acknowledged	1296	Property	Was lowest appraised value used to qualify is No
Client Defect Validated: The lowest appraised value was not used. There are two appraisals in file completed by the same appraiser, XXX on XX/XX/XXXX and XXX/XXX/XXX. The appraisal dated XX/XX/XXXX was appraised at XXX Per appraisal logging, appraised value of XXX was logged into FHA connection. The second appraisal was completed on XX/XX/XXXX with an appraised value of XXX Per final CD, the second appraised value of XXX was used and should not have been used.
															Change status of 'Was lowest appraised value used to qualify is No' from Active to Acknowledged by Client.; Acknowledged by client.	03/11/2024
Client Defect Validated: The lowest appraised value was not used. There are two appraisals in file completed by the same appraiser, XXX on XX/XX/XXXX and XXX/XXX/XXX. The appraisal dated XX/XX/XXXX was appraised at XXX Per appraisal logging, appraised value of XXX was logged into FHA connection. The second appraisal was completed on XX/XX/XXXX with an appraised value of XXX Per final CD, the second appraised value of XXX was used and should not have been used.
																		03/11/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	C	A	D	C	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10168		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	03/08/2024	Resolved	1427	Credit	LTV Exceeds AUS Maximum Allowable
Client Defect Validated: LTV exceeds maximum LTV. The original LTV of XXX% exceeds the maximum allowable per AUS of XXX%. The original appraisal dated XXX/XXX/XXX, appraised value is XXX Note: The loan amount is XXX
															Change status of 'LTV Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	03/11/2024	The original LTV of XX/XX/XXXX is not greater than the maximum allowable per AUS of XXX	03/15/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	A	C	A	D	C	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10168		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	03/08/2024	Resolved	3810	Property	Third Party Valuation Product Not Provided
Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; CCA ordered - within tolerance - cleared
																	Third Party Valuation Product Provided.	03/15/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	C	A	D	C	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10168		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	03/08/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CCA ordered - within tolerance - cleared			Third Party Valuation Product Provided	03/15/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	C	A	D	C	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10036		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/06/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: Signed Net Tangible Benefit Disclosure provided with the loan file showing the new loan results in an increase in the borrower's monthly residual income. Borrower received XXX cash out.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024
Client Defect Invalidated: Signed Net Tangible Benefit Disclosure provided with the loan file showing the new loan results in an increase in the borrower's monthly residual income. Borrower received XXX cash out.
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10272		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Acknowledged	1248	Credit	AUS is Partial
Client Defect Validated: Mortgage/Program Eligibility - Income exceeds the limits for the Low Interest Rate Program. Borrowers tax transcripts reflects total yearly income as XXX which exceeds a program max limit of XXX Loan is not eligible for this specific program.
															Change status of 'AUS is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Validated: Mortgage/Program Eligibility - Income exceeds the limits for the Low Interest Rate Program. Borrowers tax transcripts reflects total yearly income as XXX which exceeds a program max limit of XXX Loan is not eligible for this specific program.
																		02/08/2024		D	D	D	D	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10188		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/05/2024	Acknowledged	-96658	Compliance	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; HPML with established escrows and appraisal requirements met.
															Compliance - SOL - Downgrade - Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.; Acknowledged	02/12/2024
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; HPML with established escrows and appraisal requirements met.
																		02/12/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	C	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10188		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect validated- Client asset issue: The purchase price is $XXX and the appraisal came in lower at $XXX. The XXX difference was not paid by the borrower’s funds. The seller credit was increased. Audit review : Seller credit on LE was XXX and XXX on Post Close CD. BR provided XXX verified EMD and XXX 2nd lien proceeds for funds to close. Borrower received XXX cash back. AUS was approve/eligible with these figures.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect validated- Client asset issue: The purchase price is $XXX and the appraisal came in lower at $XXX. The XXX difference was not paid by the borrower’s funds. The seller credit was increased. Audit review : Seller credit on LE was XXX and XXX on Post Close CD. BR provided XXX verified EMD and XXX 2nd lien proceeds for funds to close. Borrower received XXX cash back. AUS was approve/eligible with these figures.
																		02/08/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	C	C	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10188		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning	Change status of 'Third Party Valuation Product not Provided' from Cleared to Revoked.; Revoked; BPO ordered due to seasoning	02/08/2024	Third Party Valuation Product Provided; Third Party Valuation Product Provided	02/19/2024	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10160		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Acknowledged	1248	Credit	AUS is Partial	Client Defect Validated. Co-Borrowers monthly payments not properly calculated. LPA was submitted with Co-Borrowers retained property's mortgage payment excluded. LPA is invalid.	Change status of 'AUS is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/13/2024	Client Defect Validated. Co-Borrowers monthly payments not properly calculated. LPA was submitted with Co-Borrowers retained property's mortgage payment excluded. LPA is invalid.	02/13/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	D	D	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10160		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to the increase of discount points on LE dated XX/XX/XXXX without a valid COC. COC dated XX/XX/XXXX listed explanation of change as "Borrower Locked Interest Rate"; however, the rate was locked on XX/XX/XXXX per the interest rate lock agreement and initial LE dated XXX/XXX/XXX.
															Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Downgraded due to SOL.	02/13/2024
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to the increase of discount points on LE dated XX/XX/XXXX without a valid COC. COC dated XX/XX/XXXX listed explanation of change as "Borrower Locked Interest Rate"; however, the rate was locked on XX/XX/XXXX per the interest rate lock agreement and initial LE dated XXX/XXX/XXX.
																		02/13/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	B	D	D	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10160		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/09/2024	Resolved	1061	Credit	Borrower Employment Verification Level is missing
XXX Defect. XXX day VVOE for Borrower was not provided in the file.; Condition cleared as we have received the missing VOE. ; Updated, Lender stated the post close VOE was in file but we are missing the VOE for B1. There is no VOE in file for B1.
																	The borrower employment verification level is Level XXX - Verified-direct independent verify w/3rd party	02/27/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	A	D	D	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10214		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: – ATR Risk: The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX. Lender used an income of XXX this included using the base income from borrower’s employer twice. The lender’s income was not validated with the income documents provided in file. Audit calculated an income of XXX vs XXX causing an excessive DTI.; Audit reviewed Lender's response and has determined the original defect if for LTV / CLTV and this defect is for DTI exceeds due to income calculation, which is not part of the original defect. Condition retained.; Audit reviewed Lender's response, however; Please provide Updated AUS/XXX/XXX. Condition remains.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/27/2024
Client Defect Validated: – ATR Risk: The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX. Lender used an income of XXX this included using the base income from borrower’s employer twice. The lender’s income was not validated with the income documents provided in file. Audit calculated an income of XXX vs XXX causing an excessive DTI.; Audit reviewed Lender's response and has determined the original defect if for LTV / CLTV and this defect is for DTI exceeds due to income calculation, which is not part of the original defect. Condition retained.; Audit reviewed Lender's response, however; Please provide Updated AUS/XXX/XXX. Condition remains.
																		02/27/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10214		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/02/2024	Acknowledged	1428	Credit	CLTV Exceeds the AUS Maximum Allowable
Client Defect Validated: The original CLTV of XXX exceeds maximum allowable per AUS of XXX. Excessive LTV/CLTV. Closed at the wrong approved loan amount. Agency approved the amount of XXX closed at $XXX. The higher amount brings the CLTV over approval limits. Confirmed DPA at loan closing was XXX vs XXX approved by XXX. Additionally, the AUS reflects a CLTV of XXX% vs actual CLTV of XXX%.
															Change status of 'CLTV Exceeds the AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Validated: The original CLTV of XXX exceeds maximum allowable per AUS of XXX. Excessive LTV/CLTV. Closed at the wrong approved loan amount. Agency approved the amount of XXX closed at $XXX. The higher amount brings the CLTV over approval limits. Confirmed DPA at loan closing was XXX vs XXX approved by XXX. Additionally, the AUS reflects a CLTV of XXX% vs actual CLTV of XXX%.
																		02/08/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10214		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Resolved	1257	Credit	Borrower Employment Verification does not meet guidelines	Unknown Defect: A verbal verification of employment within XXX days of the Note date as required per the AUS was not provided.			Condition cleared as we have received the VOE for borrower reflecting active.	02/23/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	A	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10262		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/10/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided
XXX Defect: Third Party Valuation Product Not Provided and CU Score is XX/XX/XXXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; AVM provided within XXX% tolerance and confidence score above XXX% Condition cleared.
																	Third Party Valuation Product Provided.	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10262		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/10/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM provided within XXX% tolerance and confidence score above XXX% Condition cleared.			Third Party Valuation Product Provided	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10262		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/12/2024	Acknowledged	-96365	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).; Client defect validated- TILA 130b Cure required: Cure of XXX required for increase in Title charges exceeding the aggregate plus XXX% without a valid COC or cure. Cure requirements PCCD, LOE, copy of refund check, and proof of mailing.
															Compliance - SOL - Downgrade - Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Active to Acknowledged by Client.; Acknowledged by client.	02/28/2024
Compliance - SOL - Downgrade This loan passed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX do not exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).
																		02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10262		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/14/2024	Acknowledged	1428	Credit	CLTV Exceeds the AUS Maximum Allowable
Client Defect Validated: The original appraiser modified his initial appraisal after subject transaction closed, and reduced his opinion of value. As a result, the adjusted CLTV of XXX exceeds the maximum allowable per AUS of XXX.
															Change status of 'CLTV Exceeds the AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024
Client Defect Validated: The original appraiser modified his initial appraisal after subject transaction closed, and reduced his opinion of value. As a result, the adjusted CLTV of XXX exceeds the maximum allowable per AUS of XXX.
																		02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10262		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/10/2024	Resolved	3845	Credit	SCIF Form Missing
XXX Defect: This loan is an Agency eligible loan with an application date of or after March XXX A SCIF Form is required but was not provided within the loan file.; Cleared as we have received the missing SCIF form from the lender.
																	SCIF Form provided, exception resolved.	02/23/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10262		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/12/2024	Resolved	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Documentation Required - Title Fees increased, no valid coc in file or proof a refund was issued. ; XXX client defect - TILA 130b Cure required: Cure of XXX required for addition of Title Processing fee to Initial CD issued XX/XX/XXXX without valid COC. Cure requirements include PCCD, LOE, copy of refund check, and proof of mailing.

This loan passed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that do not exceed the good faith determination according to §XXX(e)(XXX)(i) lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).
																		02/28/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10297		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/07/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; XXX Defect: TILA 130b Cure required. Refund in the amount of XXX cure requires a valid COC or a cure package with a post-closing CD, letter of explanation, proof of refund, and proof of delivery. The credit report fee increased from XXX on the initial LE to XXX on the final CD. The file does not contain a valid COC for the increase of the fee.
															Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.;	02/14/2024	Downgraded due to TILA XXX year SOL.	02/14/2024	Borrower has stable job time - Borrower has XXX years at job.	C	C	C	B	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10297		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/08/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated. Subject loan was a cash out refinance/debt consolidation loan which increased the Borrower's residual income from XXX to XXX and meets the criteria for a Net Tangible Benefit as reflected in VA Circular XXX-XXX-XXX.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024
Client Defect Invalidated. Subject loan was a cash out refinance/debt consolidation loan which increased the Borrower's residual income from XXX to XXX and meets the criteria for a Net Tangible Benefit as reflected in VA Circular XXX-XXX-XXX.
																		02/12/2024	Borrower has stable job time - Borrower has XXX years at job.	C	C	C	C	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10077		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Higher Priced QM Risk (APOR)	Loan Review Complete	02/20/2024	Resolved	3600	Property	Third party AVM Confidence Score is less than XXX%	Third party AVM Confidence Score of XXX is less than XXX%.; AVM received - out of tolerance - additional finding set ; CCA received - within tolerance - cleared			Additional third party valuation requested to support value. Additional third party valuation product provided that supports value.	03/15/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10077		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Higher Priced QM Risk (APOR)	Loan Review Complete	02/09/2024	Acknowledged	-96658	Compliance	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; No Cure Required. HPML Loan with established escrows and appraisal requirement met.
															Compliance - SOL - Downgrade - Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.; Acknowledged	02/13/2024
Higher-Priced Mortgage Loan (12 CFR §XXX(a)(XXX) he loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June XXX and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac XXX and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX% by XXX% or more.; No Cure Required. HPML Loan with established escrows and appraisal requirement met.
																		02/13/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10077		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Higher Priced QM Risk (APOR)	Loan Review Complete	02/07/2024	Resolved	3810	Property	Third Party Valuation Product Not Provided
XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; AVM received. Additional finding added. Condition cleared
																	Third Party Valuation Product Provided.	02/20/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10077		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Higher Priced QM Risk (APOR)	Loan Review Complete	02/07/2024	Resolved	3580	Property	Third Party Valuation Product not Provided
XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% Undisclosed Defect - cannot locate a valid Third party validation; AVM received. Additional finding added. Condition cleared
																	Third Party Valuation Product Provided	02/20/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10077		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Higher Priced QM Risk (APOR)	Loan Review Complete	02/20/2024	Resolved	3598	Property	Third Party AVM to appraised value exceeds XXX% allowable variance	Third party AVM value of XXX with a variance of XXX exceeds XXX% allowable variance.; AVM received - out of tolerance - additional finding set ; CCA received - within tolerance - cleared			Additional third party valuation requested to support value. Additional third party valuation product provided that supports value.	03/15/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10077		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Higher Priced QM Risk (APOR)	Loan Review Complete	02/14/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated: XX/XX/XXXX VA Seasoning, missing any evidence supporting an issue with seasoning.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/14/2024	Client Defect Invalidated: XX/XX/XXXX VA Seasoning, missing any evidence supporting an issue with seasoning.	02/14/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10077		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Higher Priced QM Risk (APOR)	Loan Review Complete	02/07/2024	Resolved	3420	Credit	DTI Exceeds AUS Maximum Allowable
XXX Defect: The back-end DTI of XXX(Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX ; Audit reviewed the lender's response. Based on the credit report in file, there was a Lease held with XXX in the amount of XXX with a payment of XXX that was not included in the liabilities. Monthly obligation: XXX: $XXX el Net:$XXX el Net: $XXX XXX: $XXX : $XXX or a total of $XXX. Condition maintained. ; Condition cleared as we have received evidence that the jewelry lease was paid off and to be excluded from the DTI.
																	The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX	02/28/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10034		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/13/2024	Acknowledged	1248	Credit	AUS is Partial	Client Defect Validated: Borrower and Mortgage Eligibility. The loan was approved as Cash-Out Refinance. The loan documentation does not support net tangible benefit for this loan.	Change status of 'AUS is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024	Client Defect Validated: Borrower and Mortgage Eligibility. The loan was approved as Cash-Out Refinance. The loan documentation does not support net tangible benefit for this loan.	02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	D	D	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10034		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/10/2024	Acknowledged	-96348	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Lender credit decreased on the CD issued XX/XX/XXXX without a valid reason. Downgraded due to SOL XXX year.
															Compliance - SOL - Downgrade - Change status of 'Lender Credits That Cannot Decrease Test' from Active to Acknowledged by Client.; Acknowledged by client.	02/16/2024
This loan failed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Lender credit decreased on the CD issued XX/XX/XXXX without a valid reason. Downgraded due to SOL XXX year.
																		02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	B	D	D	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10034		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/08/2024	Resolved	1669	Compliance	O. § XXX-6a-XXX(XXX)(G)(ii) - Attorney Preference Right to Choose Attorney disclosure was not provided	O. § XXX-6a-XXX(XXX)(G)(ii) - Attorney Preference, Right to Choose Attorney disclosure was not provided			Attorney Preference, Right to Choose Attorney disclosure was provided	02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	B	A	D	D	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10302		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/08/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Validated: "VA Uninsurable - No Net Tangible Benefit met." The audit determined that the NTB of the loan was identified on the XXX as "cash-out". The borrower received XXX cash in hand at closing.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024
Client Defect Validated: "VA Uninsurable - No Net Tangible Benefit met." The audit determined that the NTB of the loan was identified on the XXX as "cash-out". The borrower received XXX cash in hand at closing.
																		02/12/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	C	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10302		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/02/2024	Resolved	3810	Property	Third Party Valuation Product Not Provided	XXX Defect: Missing AVM completed by XXX/XXX/XXX on XXX/XXX/XXX.; BPO ordered due to seasoning; Revoked	Change status of 'Third Party Valuation Product Not Provided' from Cleared to Revoked.; Revoked; BPO ordered due to seasoning; Revoked	02/14/2024	Third Party Valuation Product Provided.; Third Party Valuation Product Provided.	02/19/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	C	D	A	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10302		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/08/2024	Resolved	3382	Compliance	VA Certificate of Eligibility is Missing	XXX Defect: Missing VA Nearest Living Relative information.; Lender provided A Nearest Living Relative information. Condition cleared.			VA Certificate of Eligibility is Provided.	02/23/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	A	C	C	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10026		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/13/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect validated: The loan meets all applicable credit guidelines. NTB in section II shows that is valid. Client showed item not located in file yet it is part of VA-Guaranteed Home Loan Cash-out Refinance Comparison Certificate. (i) student loan debt per VA - Need validation for student loa servicer that reflects the actual payment terms and payment information for each loan within XXX days of VA loan closing, (ii) id student loan is in repayment or scheduled to begin with XXX months from date of VA loan closing, monthly payment does not need to be considered, (iii) if repayment is scheduled to begin with XXX months of closing the obligation must be considered in the loan... Calculate XXX% of the outstanding balance divided by XXX months for the monthly payment for DTI ratio. Cannot validate and ratios may exceed VA guidelines
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024
Client Defect validated: The loan meets all applicable credit guidelines. NTB in section II shows that is valid. Client showed item not located in file yet it is part of VA-Guaranteed Home Loan Cash-out Refinance Comparison Certificate. (i) student loan debt per VA - Need validation for student loa servicer that reflects the actual payment terms and payment information for each loan within XXX days of VA loan closing, (ii) id student loan is in repayment or scheduled to begin with XXX months from date of VA loan closing, monthly payment does not need to be considered, (iii) if repayment is scheduled to begin with XXX months of closing the obligation must be considered in the loan... Calculate XXX% of the outstanding balance divided by XXX months for the monthly payment for DTI ratio. Cannot validate and ratios may exceed VA guidelines
																		02/15/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	C	C	C	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10026		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/13/2024	Acknowledged	-96348	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Documentation Required - Lender Credit decreased from XXX to $XXX,; Lender credit decreased from XXX on LE dated XX/XX/XXXX to XXX on CD dated XX/XX/XXXX without a valid COC for doing so. Lender cure for XXX due to borrower along with LOX, PCCD and copy of check.
															Change status of 'Lender Credits That Cannot Decrease Test' from Active to Acknowledged by Client.; Downgraded due to TILA XXX year	02/15/2024
This loan failed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Documentation Required - Lender Credit decreased from XXX to $XXX,; Lender credit decreased from XXX on LE dated XX/XX/XXXX to XXX on CD dated XX/XX/XXXX without a valid COC for doing so. Lender cure for XXX due to borrower along with LOX, PCCD and copy of check.
																		02/15/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	C	C	B	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10026		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/10/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable	Client Defect validated: The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX	Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/16/2024	Client Defect validated: The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX	02/16/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	C	C	C	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10080		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/17/2024	Acknowledged	1246	Credit	Transmittal Summary is Partial
Client defect validated; Missing evidence of the NTB for this VA cash out loan. Lender states benefit is increasing overall residual income but we are missing evidence of anything being paid off to increase residual benefit.
															Change status of 'Transmittal Summary is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/17/2024
Client defect validated; Missing evidence of the NTB for this VA cash out loan. Lender states benefit is increasing overall residual income but we are missing evidence of anything being paid off to increase residual benefit.
																		02/17/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	D	D	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10080		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	03/14/2024	Resolved	3420	Credit	DTI Exceeds AUS Maximum Allowable	The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX			The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX	03/14/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	C	A	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10080		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/15/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/19/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	D	A	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10028		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/07/2024	Acknowledged	1248	Credit	AUS is Partial
Client Defect Validated: The loan violated VA seasoning. For The VA Cash out refinance program the seasoning period is XXX days from the date of the first payment made on the existing VA loan. Existing loan closed on XX/XX/XXXX with a first payment date of XXX/XXX/XXX. Borrowers must wait for at least the XXX days seasoning period before they can apply for VA Cash out refinance. The VA loan closed only XXX days after the existing loan first payment date.
															Change status of 'AUS is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	02/08/2024
Client Defect Validated: The loan violated VA seasoning. For The VA Cash out refinance program the seasoning period is XXX days from the date of the first payment made on the existing VA loan. Existing loan closed on XX/XX/XXXX with a first payment date of XXX/XXX/XXX. Borrowers must wait for at least the XXX days seasoning period before they can apply for VA Cash out refinance. The VA loan closed only XXX days after the existing loan first payment date.
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10028		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/07/2024	Resolved	3800	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; BPO Ordered due to seasoning			Third Party Valuation Product Provided.	02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	A	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10288		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/09/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: "Uninsurable-Borrower and Mortgage Eligibility - VA COE/Entitlement, the Veteran does not meet eligibility". No explanation provided as to why the loan does not meet eligibility, therefore, unable to validate the defect.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/12/2024
Client Defect Invalidated: "Uninsurable-Borrower and Mortgage Eligibility - VA COE/Entitlement, the Veteran does not meet eligibility". No explanation provided as to why the loan does not meet eligibility, therefore, unable to validate the defect.
																		02/12/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	C	C	C	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10288		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/06/2024	Acknowledged	-96348	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA XXX Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The zero tolerance violation in the amount of XXX is due to increase in lender credits from XXX to $XXX. Initial and final CD's in file included a lender paid credit report fee for XXX and then was removed on the PCCD. Exception downgraded due to SOL.
															XXX Defect: Change status of 'Lender Credits That Cannot Decrease Test' from Active to Acknowledged by Client.; Acknowledged	02/14/2024
This loan failed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA XXX Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The zero tolerance violation in the amount of XXX is due to increase in lender credits from XXX to $XXX. Initial and final CD's in file included a lender paid credit report fee for XXX and then was removed on the PCCD. Exception downgraded due to SOL.
																		02/14/2024	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	C	C	B	C	C	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10191		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Downgraded due to SOL.
															Compliance - SOL - Downgrade - Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Downgraded due to SOL.
																		02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10191		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/11/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: Doesn't meet seasoning requirements however in reviewing the credit report date it shows XXX mos rating which would indicate XXX mos. Guidelines requires XXX days and XXX mos payments. Defect invalidated.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/13/2024
Client Defect Invalidated: Doesn't meet seasoning requirements however in reviewing the credit report date it shows XXX mos rating which would indicate XXX mos. Guidelines requires XXX days and XXX mos payments. Defect invalidated.
																		02/13/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10191		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/03/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% missing required AVM per report. ; BPO ordered due to seasoning			Third Party Valuation Product Provided	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10191		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/11/2024	Resolved	1261	Credit	Borrower Income Verification does not match Approval
XXX defect: Missing proof of XXX per month in VA benefit. Docs in file discuss amount but page with amount is missing. Additional conditions may apply. ; Condition cleared as we have received the missing COE verifying VA benefit.
																	The borrower income verification does match approval	02/23/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10305		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/07/2024	Acknowledged	1246	Credit	Transmittal Summary is Partial	Client Defect Validated. Certificate of Commitment not in file.	Change status of 'Transmittal Summary is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024	Client Defect Validated. Certificate of Commitment not in file.	02/08/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	D	D	D	D	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10305		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/02/2024	Acknowledged	1236	Compliance	XXX XXX Disclosure is Missing	XXX Defect: The affiliate XXX disclosure is Missing
Change status of 'XXX XXX Disclosure is Missing' from Active to Acknowledged by Client.; Lender provided LOE indicating the XXX XXX Disclosure is missing. Non-material finding, loan will be graded a B.
																02/13/2024	XXX Defect: The affiliate XXX disclosure is Missing	02/13/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	B	B	D	D	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10286		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/15/2024	Acknowledged	1236	Compliance	XXX XXX Disclosure is Missing	XXX Defect: The affiliate XXX disclosure is Missing	Change status of 'XXX XXX Disclosure is Missing' from Active to Acknowledged by Client.; Non-material disclosure - Condition downgraded to B.;	02/27/2024	XXX Defect: The affiliate XXX disclosure is Missing	02/27/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	B	B	D	D	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10286		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/14/2024	Acknowledged	1248	Credit	AUS is Partial
Client Defect Validated: Per client the loan has XXX error; If Type of Ownership is Sole Ownership only one obligor can be associated with the loan. The Final Title reflects property is held as joint tenancy and not as sole ownership however Per VA Hanbok only Veteran/Veteran joint loan where the Veterans are married is eligible. Borrower and Coborrowers are both Veterans but not married.
															Change status of 'AUS is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024
Client Defect Validated: Per client the loan has XXX error; If Type of Ownership is Sole Ownership only one obligor can be associated with the loan. The Final Title reflects property is held as joint tenancy and not as sole ownership however Per VA Hanbok only Veteran/Veteran joint loan where the Veterans are married is eligible. Borrower and Coborrowers are both Veterans but not married.
																		02/15/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	D	D	D	D	D	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10303		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/10/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX client defect Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning			Third Party Valuation Product Provided	02/19/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	D	A	D	D	D	A	B	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10303		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/10/2024	Resolved	3810	Property	Third Party Valuation Product Not Provided
XXX client defect Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; BPO ordered due to seasoning
																	Third Party Valuation Product Provided.	02/19/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	D	A	D	D	D	A	B	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10303		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/14/2024	Acknowledged	1246	Credit	Transmittal Summary is Partial
Client Defect Validated: No Net Tangible Benefit to the Borrower. Per NTB Disclosure, the NTB is the interest rate on the new loan is lower than the interest rate on the loan being refinanced. Per Note, mortgage statement the interest rate is XXX% and the interest rate offered is XXX% which reflects the interest rate will increase.
															Change status of 'Transmittal Summary is Partial' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024
Client Defect Validated: No Net Tangible Benefit to the Borrower. Per NTB Disclosure, the NTB is the interest rate on the new loan is lower than the interest rate on the loan being refinanced. Per Note, mortgage statement the interest rate is XXX% and the interest rate offered is XXX% which reflects the interest rate will increase.
																		02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	D	D	D	D	D	A	B	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10303		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/10/2024	Acknowledged	1236	Compliance	XXX XXX Disclosure is Missing	XXX client defect - The affiliate XXX disclosure is Missing	Change status of 'XXX XXX Disclosure is Missing' from Active to Acknowledged by Client.; Non-material disclosure - Condition downgraded to B.;	02/27/2024	XXX client defect - The affiliate XXX disclosure is Missing	02/27/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
																				D	D	B	B	D	D	D	A	B	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	D	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B
MMCA2026SD10059		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/14/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated: Net Tangible Benefit worksheet was provided with the loan file	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/15/2024	Client Defect Invalidated: Net Tangible Benefit worksheet was provided with the loan file	02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10059		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/06/2024	Acknowledged	-96348	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Downgraded due to SOL.; TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery or valid coc. The Lender credit decreased on the CD issued XX/XX/XXXX without a valid reason.
															Change status of 'Lender Credits That Cannot Decrease Test' from Active to Acknowledged by Client.; Acknowledged by client.	02/16/2024
This loan failed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; Downgraded due to SOL.; TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery or valid coc. The Lender credit decreased on the CD issued XX/XX/XXXX without a valid reason.
																		02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	B	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10059		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	VA Safe Harbor QM	Loan Review Complete	02/02/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered dut to seasoning			Third Party Valuation Product Provided	02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10175		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	USDA Safe Harbor QM	Loan Review Complete	02/14/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated: Fully executed Modification Agreement in file.	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client.	02/16/2024	Client Defect Invalidated: Fully executed Modification Agreement in file.	02/16/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10115		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	USDA Safe Harbor QM	Loan Review Complete	02/13/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: The loan meets all applicable credit guidelines. New Credit Report shows an increase in scores. USDA AUS in file shows loan approved at XXX% USDA had an issue with our Taxes and Insurance increase from initial to final was over their tolerance. The credit had expired so the UW requested that new credit be pulled, the new credit showed an additional installment account that was not originally accounted for as it was not reporting on credit. The DTI with this debt is XXX and USDA will not approve a DTI that high. In it’s current state this loan is no longer eligible for USDA guaranty. Lender credit report update was pulled over a month after the loan closed, the closing credit report was valid at time of closing.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/16/2024
Client Defect Invalidated: The loan meets all applicable credit guidelines. New Credit Report shows an increase in scores. USDA AUS in file shows loan approved at XXX% USDA had an issue with our Taxes and Insurance increase from initial to final was over their tolerance. The credit had expired so the UW requested that new credit be pulled, the new credit showed an additional installment account that was not originally accounted for as it was not reporting on credit. The DTI with this debt is XXX and USDA will not approve a DTI that high. In it’s current state this loan is no longer eligible for USDA guaranty. Lender credit report update was pulled over a month after the loan closed, the closing credit report was valid at time of closing.
																		02/16/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10115		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	USDA Safe Harbor QM	Loan Review Complete	02/09/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; BPO ordered due to seasoning			Third Party Valuation Product Provided.	02/16/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10115		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	USDA Safe Harbor QM	Loan Review Complete	02/09/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning			Third Party Valuation Product Provided	02/16/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10150		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	USDA Safe Harbor QM	Loan Review Complete	02/08/2024	Acknowledged	1245	Credit	Transmittal Summary is Missing
client defect validated: the loan closed prior to issuance of conditional commitment and we cannot certify that the conditions of the conditional commitment have been met as stated in the defect notes.
															Change status of 'Transmittal Summary is Missing' from Active to Acknowledged by Client.; Acknowledged by client	02/14/2024
client defect validated: the loan closed prior to issuance of conditional commitment and we cannot certify that the conditions of the conditional commitment have been met as stated in the defect notes.
																		02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10304		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/13/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: VVOE for coborrower was present in the loan file dated post closing confirming coborrower's active employment and a position with the same employer that is listed on final XXX
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024
Client Defect Invalidated: VVOE for coborrower was present in the loan file dated post closing confirming coborrower's active employment and a position with the same employer that is listed on final XXX
																		02/15/2024	Borrower has stable job time - Borrower has XXX years at job.	C	C	C	C	C	C	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10304		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/13/2024	Resolved	1276	Property	Is Completion Certificate in file is No
Uknown defect: The loan is was closed with FHA Improvements (203K) Housing program XXX and the appraisal was completed "Subject To" however, the file is missing the Completion Certificate.; Condition cleared as we have received evidence of the completion of the upgrades of 203K project.
																	The Completion Certificate is Yes	02/27/2024	Borrower has stable job time - Borrower has XXX years at job.	C	C	C	A	C	C	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10213		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/16/2024	Acknowledged	1428	Credit	CLTV Exceeds the AUS Maximum Allowable
Client Defect Validated: Borrower and Mortgage Eligibility - Excessive LTV/CLTV/HCLTV ratio. The max loan amount was XXX and we closed with a loan amount of $XXX. The underwriter filled out the max mortgage worksheet wrong. They used XXX% of the appraised value of XXX but they should have used XXX% because the property is a condo and for condos we can only use XXX%
															Change status of 'CLTV Exceeds the AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/17/2024	Client Defect Validated:	03/15/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	D	C	D	C	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10213		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/16/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX defect; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM received. Additional finding added. Condition cleared.			Third Party Valuation Product Provided	02/20/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	D	C	D	C	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10213		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/17/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
XXX defect; Property located in FEMA Declared Disaster Area on XXX/XXX//XXX thru XX/XX/XXXX and also XX/XX/XXXX thru XX/XX/XXXX due to storms and flooding. The appraisal was completed on XX/XX/XXXX prior to the disaster declarations, a PCCD is required. ; DCR received - no damage - cleared
																	Post Disaster Inspection provided	03/15/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	A	D	C	D	C	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10213		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/20/2024	Resolved	3598	Property	Third Party AVM to appraised value exceeds XXX% allowable variance	Third party AVM value of XXX with a variance of XXX exceeds XXX% allowable variance.			CCA received, value supported. Third party AVM value of XXX with a variance of XXX exceeds XXX% allowable variance.	02/20/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	A	D	C	D	C	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10213		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/17/2024	Resolved	651	Credit	Borrower Liabilities Verification Indicator is Partial
XXX defect: Lender included an XXX Installment payment of XXX monthly that was not listed on the credit report, missing evidence of this debt and monthly payment amount. ; XXX documentation provided - condition cleared
																	Borrower liabilities verified indicator is Present	03/25/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	D	C	D	C	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10213		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/16/2024	Resolved	3158	Property	Third Party Valuation Product Not Provided
XXX defect; Third Party Valuation Product Not Provided and CU Score is XX/XX/XXXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; AVM received. Additional finding added. Condition cleared.
																	Third Party Valuation Product Provided.	02/20/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	D	C	D	C	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10213		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	FHA Safe Harbor QM	Loan Review Complete	02/16/2024	Acknowledged	1427	Credit	LTV Exceeds AUS Maximum Allowable
Client Defect Validated: Borrower and Mortgage Eligibility - Excessive LTV/CLTV/HCLTV ratio. The max loan amount was XXX and we closed with a loan amount of $XXX. The underwriter filled out the max mortgage worksheet wrong. They used XXX% of the appraised value of XXX but they should have used XXX% because the property is a condo and for condos we can only use XXX%
															Change status of 'LTV Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/17/2024	Client Defect Validated:	03/15/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	D	C	D	C	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10259		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/13/2024	Acknowledged	3603	Credit	No Credit Findings	Client Defect Invalidated: The loan meets all applicable credit guidelines rue QM Passed	Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024	Client Defect Invalidated: The loan meets all applicable credit guidelines rue QM Passed	02/15/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	C	C	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10259		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/13/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/16/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	C	D	A	C	C	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10267		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/02/2024	Resolved	3810	Property	Third Party Valuation Product Not Provided
XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; AVM provided within XXX% tolerance and confidence score above XXX% Condition cleared.
																	Third Party Valuation Product Provided.	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	B	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B
MMCA2026SD10267		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/02/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM provided within XXX% tolerance and confidence score above XXX% Condition cleared.			Third Party Valuation Product Provided	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	B	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B
MMCA2026SD10267		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/07/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval
Client Defect Validated: ATR - Income from XXX for the borrower was from self-employment and was included in the debt-to-income ratio (DTI) calculation. The calculation of this income as XXX was incorrect. Therefore, the revised total monthly income of XXX resulted in a revised DTI of XXX%.. Audit verified total income of XXX resulting in a revised DTI of XXX%. ; Acknowledged by client
															Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Validated: ATR - Income from XXX for the borrower was from self-employment and was included in the debt-to-income ratio (DTI) calculation. The calculation of this income as XXX was incorrect. Therefore, the revised total monthly income of XXX resulted in a revised DTI of XXX%.. Audit verified total income of XXX resulting in a revised DTI of XXX%. ; Acknowledged by client
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	B	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B
MMCA2026SD10267		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/02/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	XXX Defect: Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024	XXX Defect: Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	B	B	C	C	D	B	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B
MMCA2026SD10267		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/07/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: ATR - The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX due to incorrect calculation of Borrowers income revised total monthly income of XXX resulted in a revised DTI of XXX.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Validated: ATR - The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX due to incorrect calculation of Borrowers income revised total monthly income of XXX resulted in a revised DTI of XXX.
																		02/08/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	B	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B
MMCA2026SD10267		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/06/2024	Acknowledged	-96366	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Title Recording Service fee XXX was added to the PCCD issued XX/XX/XXXX and there was no cure given for the addition of fee that was not on the Service provider list and included in the XXX% tolerance. Downgraded due to SOL XXX year non rescindable.

Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; Lender provided valid COC for increase in discount points which as due to rate lock. A Valid COC for added Title - Recording Service Fee of XXX in section B was not provided and not found in file. Downgraded due to SOL XXX year non rescindable.
																02/20/2024
This loan passed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that do not exceed the good faith determination according to §XXX(e)(XXX)(i) lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).; TILA XXX required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery. The Title Recording Service fee XXX was added to the PCCD issued XX/XX/XXXX and there was no cure given for the addition of fee that was not on the Service provider list and included in the XXX% tolerance. Downgraded due to SOL XXX year non rescindable.
																		02/09/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	B	C	C	D	B	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B
MMCA2026SD10261		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/14/2024	Acknowledged	3603	Credit	No Credit Findings
Client defect Validated: The subject loan was delivered as a purchase transaction with a XXX% Loan-to-Value (LTV). The Closing Disclosure (CD) reflects a seller contribution in the amount of $XXX. The maximum allowable seller contribution is $XXX. The excess seller contribution in the amount of XXX is considered a sales concession. Borrower XXX's XXX income is XXX per month per the XXX Form XXX Schedule C: ($XXX / XXX). The XXX Form XXX Schedule C reflected higher earnings in the amount of XXX The XXX earnings were XXX% less; therefore, the income earned in XXX was determined to be stable and likely to continue. However, using the XXX month average of declining income would have resulted in a higher income that was not stable. Borrower XXX's fluctuating base income is XXX per month per the paystubs provided: ($XXX / XXX). Borrower XXX's overtime income is XXX per month per the paystubs provided: ($XXX / XXX). Using total monthly income of XXX primary housing payment of XXX and total other monthly obligations of XXX the debt-to-income (DTI) ratio increased to XXX% which indicates insufficient income to support total obligations. Evidence of the XXX transfer of gift funds to the Borrowers or to the settlement closing agent.
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/16/2024
Client defect Validated: The subject loan was delivered as a purchase transaction with a XXX% Loan-to-Value (LTV). The Closing Disclosure (CD) reflects a seller contribution in the amount of $XXX. The maximum allowable seller contribution is $XXX. The excess seller contribution in the amount of XXX is considered a sales concession. Borrower XXX's XXX income is XXX per month per the XXX Form XXX Schedule C: ($XXX / XXX). The XXX Form XXX Schedule C reflected higher earnings in the amount of XXX The XXX earnings were XXX% less; therefore, the income earned in XXX was determined to be stable and likely to continue. However, using the XXX month average of declining income would have resulted in a higher income that was not stable. Borrower XXX's fluctuating base income is XXX per month per the paystubs provided: ($XXX / XXX). Borrower XXX's overtime income is XXX per month per the paystubs provided: ($XXX / XXX). Using total monthly income of XXX primary housing payment of XXX and total other monthly obligations of XXX the debt-to-income (DTI) ratio increased to XXX% which indicates insufficient income to support total obligations. Evidence of the XXX transfer of gift funds to the Borrowers or to the settlement closing agent.
																		02/16/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10263		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/07/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX due to using market rent of XXX a month per Rent schedule dated XX/XX/XXXX vs. XXX listed on the lease agreement and post closing rent deposits.

Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Audit reviewed Lender's response and has determined the DTI defect is part of the original defect. Acknowledged by Client.
																02/14/2024
Client Defect Validated: The qualifying back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX due to using market rent of XXX a month per Rent schedule dated XX/XX/XXXX vs. XXX listed on the lease agreement and post closing rent deposits.
																		02/14/2024	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	C	C	C	C	C	C	C	C	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A
MMCA2026SD10263		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/07/2024	Acknowledged	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
XXX Defect: Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. FEMA declared XXX County in a disaster area on XX/XX/XXXX with a release date of XXX/XXX/XXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.
															Change status of 'Property located in FEMA Declared Disaster Area with no subsequent Property Inspection' from Active to Acknowledged by Client.; Acknowledged - Informational Only	02/08/2024
XXX Defect: Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. FEMA declared XXX County in a disaster area on XX/XX/XXXX with a release date of XXX/XXX/XXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.
																		02/08/2024	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	C	C	C	C	C	C	C	C	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A
MMCA2026SD10263		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/07/2024	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval
Client Defect Validated: ATR Risk - The Borrower's rental income was not properly documented. A XXX monthly lease agreement for the Borrower's property on XXX XXX was included in the loan file; however, the required supporting documentation was not obtained. Freddie Mac Guide Section XXX(c)(iii) states that non-subject properties placed in service in current year require a lease agreement and either XXX). Form XXX supporting the income reflected on the lease or XXX). Documentation supporting two months of receipt of rental income. No Form XXX was provided and only one month's receipt of rental income was provided in the loan file. When including the full XXX housing payment (PITIA) for the property on XXX XXX in total obligations, the DTI increases to XXX% which exceeds the LP DTI of XXX% by more than the allowable tolerance.
															Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Acknowledged by client	02/08/2024
Client Defect Validated: ATR Risk - The Borrower's rental income was not properly documented. A XXX monthly lease agreement for the Borrower's property on XXX XXXwas included in the loan file; however, the required supporting documentation was not obtained. Freddie Mac Guide Section XXX(c)(iii) states that non-subject properties placed in service in current year require a lease agreement and either XXX). Form XXX supporting the income reflected on the lease or XXX). Documentation supporting two months of receipt of rental income. No Form XXX was provided and only one month's receipt of rental income was provided in the loan file. When including the full XXX housing payment (PITIA) for the property on XXX XXX in total obligations, the DTI increases to XXX% which exceeds the LP DTI of XXX% by more than the allowable tolerance.
																		02/08/2024	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.	C	C	C	C	C	C	C	C	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A
MMCA2026SD10174		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/14/2024	Resolved	2110	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI exceeds Guideline Maximum Allowable	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Cleared to Revoked.; Revoked; Revoked	02/16/2024	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Cleared to Revoked.; Revoked; Revoked	02/23/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	A	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10174		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/14/2024	Acknowledged	3603	Credit	No Credit Findings
Client Defect Invalidated: No documentation was provided with the loan file to prove borrower did not occupy the subject property as his primary residence and a letter of explanation was provided by the borrower explaining XXX home was purchased with ex-fiancé as their second home. Client Defect Invalidated: No evidence was provided with the loan file to prove borrower is an owner of XXX. Letter of Explanation provided by the borrower dated XX/XX/XXXX states that he is not related to the owner of the company and tax transcripts provided for XXX & XXX do not show any self-employment income for the borrower
															Change status of 'No Credit Findings' from Active to Acknowledged by Client.; Acknowledged by client	02/15/2024
Client Defect Invalidated: No documentation was provided with the loan file to prove borrower did not occupy the subject property as his primary residence and a letter of explanation was provided by the borrower explaining XXX home was purchased with ex-fiancé as their second home. Client Defect Invalidated: No evidence was provided with the loan file to prove borrower is an owner of XXX. Letter of Explanation provided by the borrower dated XX/XX/XXXX states that he is not related to the owner of the company and tax transcripts provided for XXX & XXX do not show any self-employment income for the borrower
																		02/15/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	C	C	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10174		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/03/2024	Resolved	1247	Credit	AUS is Missing	XXX Defect: The AUS is Missing; Condition cleared as we have received the missing AUS.			The AUS is received.	02/23/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10174		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Safe Harbor QM Risk (APOR)	Loan Review Complete	02/03/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning			Third Party Valuation Product Provided	02/16/2024	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	C	D	A	D	C	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10103		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/13/2024	Acknowledged	1286	Property	Are all required Addendum and Exhibits in file is Incomplete
Client Defect Validated: Per post closing documentation in file revealed that the Condo project has two pending projects regarding repairs on railings and stairs that are considered critical repairs and evidence of completion of these repairs is required prior to closing. The file does not include evidence of any completed repairs.
															Change status of 'Are all required Addendum and Exhibits in file is Incomplete' from Active to Acknowledged by Client.; Acknowledged by client.	02/19/2024
Client Defect Validated: Per post closing documentation in file revealed that the Condo project has two pending projects regarding repairs on railings and stairs that are considered critical repairs and evidence of completion of these repairs is required prior to closing. The file does not include evidence of any completed repairs.
																		02/19/2024
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				C	C	C	C	A	A	C	C	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10249		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; AVM received. Additional finding added. Condition cleared.			Third Party Valuation Product Provided	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	B	D	A	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
MMCA2026SD10249		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/12/2024	Resolved	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
XXX Defect: Property is located in a FEMA disaster area. FEMA declared XXX in a disaster area (Hurricane XXX) on XXX/XXX/XXX, with an end XXX/XXX/XXX. PIW in file. Please provide Post Disaster Inspection report. ; PCI received - no damage noted - condition cleared
																	Post Disaster Inspection provided	03/11/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	B	C	A	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
MMCA2026SD10249		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Resolved	3810	Property	Third Party Valuation Product Not Provided
XXX Defect: Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX% CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; AVM received. Additional finding added. Condition cleared.
																	Third Party Valuation Product Provided.	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	B	D	A	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
MMCA2026SD10249		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/07/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client.	02/12/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	B	B	B	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
MMCA2026SD10249		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/20/2024	Resolved	3598	Property	Third Party AVM to appraised value exceeds XXX% allowable variance	Third party AVM value of XXX with a variance of XXX exceeds XXX% allowable variance.; BPO Received			Additional third party valuation requested to support value. Additional third party valuation product provided that supports value.	03/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	B	C	A	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
MMCA2026SD10249		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/20/2024	Resolved	3600	Property	Third party AVM Confidence Score is less than XXX%	Third party AVM Confidence Score of XXX is less than XXX%.; BPO received			Additional third party valuation requested to support value. Additional third party valuation product provided that supports value.	03/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	B	D	A	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
MMCA2026SD10104		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/08/2024	Acknowledged	932	Property	Origination Appraisal is Partial
Client Defect Validated: -"COLLATERAL Freddie Mac has determined that the subject property is ineligible due to its condition rating of C5 or C6. A Mortgaged Premises that has a UAD condition rating of C5 or C6 is not acceptable collateral in the ""as is"" condition to secure a Mortgage sold to Freddie Mac. The appraisal included in the loan file reflects the subject's condition with exterior siding in need of replacement and was not made subject to any repairs. The Mortgage is only eligible if all issues that caused the property to be rated C5 or C6 are cured prior to delivery and the completed repairs or alterations required for the subject property improves the rating to C4 or better. Appraiser states ""the subject's siding is an asphalt siding, it is missing in areas and in poor condition, there is also a large section on the rear of the home that had landing and small breeze was removed. It is advised that new siding is installed relatively soon. Water can enter home when siding is not in good condition and over long terms this can cause many issues."" The appraisal should have been made to ""subject to"" repairs noted above. The subject loan is not eligible for sale to Freddie Mac."
															Change status of 'Origination Appraisal is Partial' from Active to Acknowledged by Client.; Acknowledged by client.	02/13/2024
Client Defect Validated: -"COLLATERAL Freddie Mac has determined that the subject property is ineligible due to its condition rating of C5 or C6. A Mortgaged Premises that has a UAD condition rating of C5 or C6 is not acceptable collateral in the ""as is"" condition to secure a Mortgage sold to Freddie Mac. The appraisal included in the loan file reflects the subject's condition with exterior siding in need of replacement and was not made subject to any repairs. The Mortgage is only eligible if all issues that caused the property to be rated C5 or C6 are cured prior to delivery and the completed repairs or alterations required for the subject property improves the rating to C4 or better. Appraiser states ""the subject's siding is an asphalt siding, it is missing in areas and in poor condition, there is also a large section on the rear of the home that had landing and small breeze was removed. It is advised that new siding is installed relatively soon. Water can enter home when siding is not in good condition and over long terms this can cause many issues."" The appraisal should have been made to ""subject to"" repairs noted above. The subject loan is not eligible for sale to Freddie Mac."
																		02/13/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	D	A	A	D	D	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A
MMCA2026SD10104		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/02/2024	Resolved	1226	Compliance	Intent to Proceed is Missing	XXX Defect: The intent to proceed is Missing; Audit re-reviewed file. Condition rescinded.; Non Material			The intent to proceed is received.	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	C	A	A	A	D	D	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A
MMCA2026SD10104		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/08/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation AVM is missing.; CU < XX/XX/XXXX - not required			Third Party Valuation Product Provided	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
																				D	D	D	A	A	A	D	D	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A
MMCA2026SD10050		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/08/2024	Acknowledged	3420	Credit	DTI Exceeds AUS Maximum Allowable
Client Defect Validated: The qualifying back-end DTI of XXX% (Total Income of XXX Origination PITI of XXX Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX% due to excluding self-employment income.
															Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; Acknowledged by client.	02/12/2024
Client Defect Validated: The qualifying back-end DTI of XXX% (Total Income of XXX Origination PITI of XXX Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX% due to excluding self-employment income.
																		02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	C	C	C	C	D	B	D	A	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10050		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/02/2024	Acknowledged	2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	Change status of 'Property Inspection Waiver Used at Origination' from Active to Acknowledged by Client.; Acknowledged by client.	02/12/2024	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.	02/12/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	B	B	C	C	D	B	D	A	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10050		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/02/2024	Resolved	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; BPO ordered due to seasoning			Third Party Valuation Product Provided	02/14/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	B	D	A	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10050		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/13/2024	Resolved	1240	Compliance	Initial Escrow Account Disclosure is Missing	The initial escrow account disclosure is Missing; Audit re-reviewed file. Condition rescinded.	Change status of 'Initial Escrow Account Disclosure is Missing' from Cleared to Revoked.; Reevoke	02/14/2024	The initial escrow account disclosure is Not Applicable; The initial escrow account disclosure is Partial; Audit re-reviewed file. Condition rescinded.	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	D	A	C	C	D	B	D	A	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10050		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/06/2024	Resolved	1241	Compliance	Initial Escrow Account Disclosure is Partial	The initial escrow account disclosure is Partial; XXX Defect: The initial escrow account disclosure is Partial. The IEAD provided is cutoff/not legible. ; Audit re-reviewed file. Condition rescinded.			The initial escrow account disclosure is Not Applicable; XXX Defect: The initial escrow account disclosure is Missing	02/20/2024
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																				D	C	B	A	C	C	D	B	D	A	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10410		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2026	Resolved	FPRO1242	Property	Appraisal is Missing	Appraisal is Missing. - which is required for review to verify valuation and that it meets guidelines.	Document Uploaded. Please see attached appraisal.	08/12/2026	Documentation is sufficient. Appraisal provided. Exception resolved.; Appraisal is Present or is Waived	08/21/2026		D	D	D	A	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10410		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XXX% Tolerance
Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Provide the Fannie Mae (FNMA) Uniform Collateral Data Portal (UCDP) Submission Summary Report (SSR) reflecting a successful appraisal submission status. anything over XX/XX/XXXX will required a Third Party Verification
																	Third party valuation product provided within tolerance.	08/21/2026		D	D	C	A	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10410		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2026	Acknowledged	FCRE9785	Credit	Purchase Contract is Incomplete
Loan Purpose is Purchase but Purchase Contract Doc is Incomplete. Addendum to contract is missing, per Purchase Contract in file, closing date is XXX-XXX-XXX, actual closing date was XXX-XXX-XXX, addendum to Purchase contract to match Note and CD is required. Also the IPC Worksheet per approval is required. (max XXX%)
																	Acknowledged, EV2/B finding.	08/21/2026		D	D	B	B	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10410		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/21/2026	Acknowledged	FCOM1233	Credit	The Final XXX is Incomplete
The Final XXX is Incomplete. Client Defect Validated - The reservation with XXX Housing and Community Development Authority was incomplete at the time of closing and the registration for the subordinate lien was not completed prior to close.
																		08/21/2026		D	D	D	D	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10410		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2026	Rescinded	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of XXX is Less than Total Amount of Subject Lien XXX			Finding rescinded. Title commitment reflects coverage of $XXX; Title Coverage Amount of XXX is equal to or greater than Total Amount of Subject Lien XXX	08/21/2026		D	D	B	A	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10410		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2026	Resolved	FCRE7496	Credit	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing verification of HOA dues from XXX Home Owners Association.	Document Uploaded. Please see attached information regarding HOA and yearly dues	08/13/2026	Documentation is sufficient. HOA documentation provided. Exception resolved.	08/14/2026		D	D	D	A	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10410		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/10/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	08/12/2026		D	D	A	A	D	D	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10335		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. The AVM provided post-close has a FSD of XX/XX/XXXX and confidence score of XXX%			Third party valuation product provided within tolerance.	08/21/2026		C	C	C	A	A	A	C	C	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10335		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/18/2026	Acknowledged	FVAL5474	Property	Condo project is ineligible
Client Defect – Not Validated. - Defect Worksheet reflects Ineligible Project Due to Litigation. Documentation in file reflects condo is not in Litigation. Condo Questionnaire reflects Condo is Not involved in any active or pending litigation. Appraiser comments reflect the answer to the statement: Condo Association/HOA/Pending litigation: as: "I AM NOT aware of any pending litigation involving the Subject Condo Association/HOA."
															Hello, Can we get more of an explanation on what is needed to resolve this one Thank you,	07/27/2026	Defect Validated: Investor acknowledges that condo approval was not obtained.; All the defects provided and cite will be addressed soon. In the mean time, this does not warrant a response from lender.	07/30/2026		C	C	C	C	A	A	C	C	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10335		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/13/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026		C	C	A	A	A	A	C	C	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10335		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2026	Resolved	FCRE8999	Credit	No Credit Findings	There is not a litigation issue, condo questionnaire shows no active litigation even though the LD states there is. The loan meets all applicable credit guidelines.			Informational Only	07/23/2026		C	C	A	A	A	A	C	C	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10336		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2026	Acknowledged	FCRE1199	Credit	Audited Loan Amount is greater than Guideline Maximum Loan Amount	Client Defect _validated- Purchase Price exceeds maximum allowable under program- Maximum Purchase Price for this program is XXX in XXX, XXX. Purchase Price for this transaction was XXX	Please acknowledge that this is the original defect	08/10/2026	Cleared: Defect is acknowledged as this is the actual defect making it a scratch and dent loan.	08/11/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	C	B	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
MMCA2026SD10336		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/13/2026	Resolved	FCRE1316	Credit	Borrower XXX 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing. Please provide Lender VVOE dated within XXX days of closing.	Document Uploaded.	07/31/2026	Cleared per VVOE dated XXX/XXX/XXX; Borrower XXX 3rd Party VOE Prior to Close Was Provided.	08/03/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
MMCA2026SD10336		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/13/2026	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
TILA 130b Cure required. Refund in the amount of XXX cure requires a valid COC or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The zero tolerance violation in the amount of XXX is due to the following fee addition: -A Local Transfer Tax of XXX was added to the revised CD dated XXX/XXX/XXX. The file does not contain a valid COC for the addition of this fee. This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).
															Document Uploaded.	07/29/2026	Valid COC provided; exception resolved ; Valid COC provided; exception resolved	07/30/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
MMCA2026SD10336		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/13/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
MMCA2026SD10336		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/13/2026	Resolved	FCRE8999	Credit	No Credit Findings
Client Defect – Not Validated: The Lender indicated a known defect on the loan of the following: Purchase price limits exceeded; Product Eligibility; Did not meet purchase price limits. This defect is not able to be validated as it could be a code on the AUS that was not added. This loan has down payment assistance from the state as a housing 2nd lien and is FTHB. There is a silent 2nd lien for the XXX Housing Down Payment Assistance of XXX which has no payment but appears to sit as a 2nd lien the entirety of the first lien term unless provisions within the Note are not met. The loan meets all applicable credit guidelines.
																	Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
MMCA2026SD10337		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	08/01/2026	Acknowledged	FCRE8201	Credit	Loan does not conform to program guidelines
Client Defect- Validated- The case number for this loan was setup as a HECM.  Our loan is not a HECM and this cannot be corrected post-closing.   See attached documentation. (Home Equity Conversion Mortgage) most common type of reverse mortgage, to turn part of the borrower's home equity into cash without having to make monthly mortgage payments. Cannot be resolved post-closing
																	Defected validated	08/21/2026		D	C	C	C	D	C	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10337		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/15/2026	Rescinded	FCRE9888	Credit	FHA Assumption Notice Missing	FHA Assumption Notice Missing.	Subject loan is a cashout refinance. This form is not required	08/03/2026	FHA Assumption Notice (Notice to Homeowner: Assumption of FHA-Insured Mortgages) is not required for an FHA cash-out refinance. Exception rescinded.; FHA Assumption Notice Provided.	08/04/2026		D	C	D	A	D	C	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10337		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/15/2026	Rescinded	FCRE9891	Credit	FHA XXX-B Important Notice to Homebuyer Missing	FHA XXX-B Important Notice to Homebuyer Missing.	Subject loan is a cashout refinance. This form is not required	08/03/2026	Form HUD-XXX-B (Important Notice to Homebuyers) is no longer required for any FHA loan, including FHA cash-out refinances. Exception rescinded.; FHA XXX-B Important Notice to Homebuyer Provided.	08/04/2026		D	C	D	A	D	C	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10337		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/16/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026		D	C	A	A	D	C	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10337		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/19/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	07/23/2026		D	C	A	A	D	C	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10338		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. CU score is XX/XX/XXXX and not eligible for collateral reps and warrants, third party valuation required.	This was the original defect please acknowledge it.	08/04/2026	AVM provided that supports value. ; Defect is acknowledged," confirming the actual condition and establishing the loan as a scratch-and-dent product	08/17/2026		C	C	C	A	C	C	C	C	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A
MMCA2026SD10338		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/19/2026	Acknowledged	FCRE4165	Credit	Employment Gaps in Employment Without Sufficient Explanation
There is a XXX month employment Gap from XX/XX/XXXX to XXX. There was only one XXX W-XXX provided reflecting XXX in wages. WVOE's in file reflect the employment Gap. LOX in file reflects statement that XXX requires XXX weeks off, however that is only XXX months. LOX states that borrower collects unemployment for the time off. No unemployment documentation was in file.
															This was the original defect gap letter are no longer required please acknowledge it.	08/04/2026	Defect is acknowledged," confirming the actual condition and establishing the loan as a scratch-and-dent product	08/05/2026		C	C	C	C	C	C	C	C	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A
MMCA2026SD10338		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2026	Acknowledged	FVAL9739	Property	Property/Appraisal General
Client Defect - Validated - Property graded C5 and loan was approved with LPA—that combination is not allowed. Appraisal adjustment not correctly applied (incomplete appraisal). Adjustments made on appraisal for comparable properties are large and commentary explains reasons however it does not appear that the appraiser obtained enough similar to subject comparable. Property is also C5 which has caused adjustments to be made.
															This was the original defect please acknowledge it.	08/04/2026	Defect is acknowledged," confirming the actual condition and establishing the loan as a scratch-and-dent product	08/05/2026		C	C	C	C	C	C	C	C	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A
MMCA2026SD10338		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026		C	C	A	A	C	C	C	C	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A
MMCA2026SD10339		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: USDA Safe Harbor (USDA SH)	Loan Review Complete	07/20/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.			Third party valuation product provided within tolerance.	08/21/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
MMCA2026SD10339		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: USDA Safe Harbor (USDA SH)	Loan Review Complete	07/13/2026	Acknowledged	FCRE9852	Credit	RD XXX-XXX USDA Conditional Commitment Missing	RD XXX-XXX USDA Conditional Commitment Missing.	Document Uploaded. Please see explanation of missing document.	08/05/2026	Cleared: The client acknowledged the defect and confirmed the condition, establishing the loan as a scratch-and-dent product.	08/06/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	D	B	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
MMCA2026SD10339		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: USDA Safe Harbor (USDA SH)	Loan Review Complete	07/13/2026	Resolved	FCRE9853	Credit	USDA HUD Counseling Disclosure Missing	USDA HUD Counseling Disclosure Missing.	Document Uploaded. Please see list of Homeowners Counseling	08/03/2026	Cleared per List of Homeownership Counseling Organizations documentation provided; USDA HUD Counseling Disclosure Present.	08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
MMCA2026SD10339		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: USDA Safe Harbor (USDA SH)	Loan Review Complete	07/13/2026	Resolved	FCRE9854	Credit	FSA-XXX USDA Loan Closing Report And Certification Missing	FSA-XXX USDA Loan Closing Report And Certification Missing.	Document Uploaded. Please see attached Loan Closing Report	07/24/2026	Cleared per USDA Loan Closing Report And Certification provided.; FSA-XXX USDA Loan Closing Report And Certification Present.	08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
MMCA2026SD10339		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: USDA Safe Harbor (USDA SH)	Loan Review Complete	07/13/2026	Resolved	FCRE9851	Credit	RD XXX-XXX USDA Loan Note Guarantee Missing	RD XXX-XXX USDA Loan Note Guarantee Missing.	Document Uploaded. Please see attached Loan Note Guarantee	07/24/2026	Cleared per RD XXX-XXX USDA Loan Note Guarantee provided. ; RD XXX-XXX USDA Loan Note Guarantee Present.	08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
MMCA2026SD10339		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: USDA Safe Harbor (USDA SH)	Loan Review Complete	07/13/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
MMCA2026SD10339		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: USDA Safe Harbor (USDA SH)	Loan Review Complete	07/13/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
MMCA2026SD10340		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/13/2026	Acknowledged	finding-3635	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi). TILA 130b Cure Required. Refund in the amount of $$XXX: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery. The exception is tied to the missing Initial LE issued within XXX days of the application date of XXX/XXX/XXX, as the earliest available LE is dated XXX/XXX/XXX. Please provide the initial LE issued within XXX days of the application date of XXX/XXX/XXX. Additional testing will be completed, once the initial LE is provided.
															Document Uploaded. Please provide a breakdown of how you came up with a XXX% tolerance of $XXX?	07/24/2026
Defect Validated: Investor acknowledges exception.; The exception is tied to the missing Initial LE issued within XXX days of the application date of XXX/XXX/XXX, as the earliest available LE is dated XXX/XXX/XXX. Please provide the initial LE issued within XXX days of the application date of XXX/XXX/XXX. Additional testing will be completed, once the initial LE is provided.
																		07/31/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	C	C	D	A	C	C	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C
MMCA2026SD10340		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/13/2026	Acknowledged	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i). TILA 130b Cure Required. Refund in the amount of $XXX: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery. The exception is tied to the missing Initial LE issued within XXX days of the application date of XXX/XXX/XXX, as the earliest available LE is dated XXX/XXX/XXX. Please provide the initial LE issued within XXX days of the application date of XXX/XXX/XXX. Additional testing will be completed, once the initial LE is provided.
															Document Uploaded. Please advise how did you come up with tolerance violation is $XXX? Please provide a breakdown.	07/24/2026
Defect Validated: Investor acknowledges exception.; The exception is tied to the missing Initial LE issued within XXX days of the application date of XXX/XXX/XXX, as the earliest available LE is dated XXX/XXX/XXX. Please provide the initial LE issued within XXX days of the application date of XXX/XXX/XXX. Additional testing will be completed, once the initial LE is provided.
																		07/31/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	C	C	D	A	C	C	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C
MMCA2026SD10340		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/13/2026	Acknowledged	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: (12 CFR §XXX(e)(XXX)(iii)(A) he initial loan estimate delivery date is later than the third XXX day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its XXX functions) after the creditor or broker receives the consumer's written application therefore, if additional disclosures are entered into Compliance Analyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be XXX regardless of the actual values on the disclosure his calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its XXX functions, as described in §XXX(a)(XXX) and as it relates to §XXX(e)(XXX)(iii)(A) (initial loan estimate disclosure three XXX days after application). This test excluded the following days from the XXX day count based on the client preferences configured on the company settings XXX days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §XXX(e)(XXX)(i) (provision of loan estimate form) not later than the third XXX day after the creditor receives the consumer's application. Documentation required to clear exception. The earliest LE in the loan file was issued on XXX/XXX/XXX. The violation can be cured by providing the initial LE within XXX days of application date XXX/XXX/XXX.
																	Defect Validated: Investor acknowledges exception.	07/29/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	C	C	D	A	C	C	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C
MMCA2026SD10340		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/13/2026	Resolved	FCOM1233	Credit	The Final XXX is Incomplete	The Final XXX is Incomplete. Missing final XXX for B2, XXX.	Document Uploaded. XXX - XXX	07/27/2026	Cleared per completed and executed final XXX for B2; no other exception outstanding.; The Final XXX is Present	07/28/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	D	A	D	A	C	C	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C
MMCA2026SD10340		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/13/2026	Rescinded	FCRE1120	Credit	Borrower XXX Deed of Trust Signature does not match Note	Borrower XXX Signature does not match Note. This borrower is not noted on the mortgage nor did they sign.	Document Uploaded. B2 and B3 are on the loan but are not interested in the property. The XXX names on the Mortgage (XXXX and XXXXX) are witnesses.	07/27/2026	Exception rescinded. Borrower XXX and XXX have no ownership interest in the property as shown on Title/Deed of Trust	07/28/2026		D	C	C	A	D	A	C	C	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C
MMCA2026SD10340		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/13/2026	Rescinded	FCRE1119	Credit	Borrower XXX Deed of Trust Signature does not match Note	Borrower XXX Signature does not match Note. This borrower is not noted on the mortgage nor did they sign.	Document Uploaded. B2 and B3 are on the loan but are not interested in the property. The XXX names on the Mortgage (XXXXX and XXXXX) are witnesses.	07/27/2026	Exception rescinded. Borrower XXX and XXX have no ownership interest in the property as shown on Title/Deed of Trust.	07/28/2026		D	C	C	A	D	A	C	C	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C
MMCA2026SD10340		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/19/2026	Resolved	FCRE1441	Credit	Delinquent Credit History Does Not Meet Guideline Requirements
Delinquent Credit History Does Not Meet Guideline Requirements. Per AUS the following accounts were to be brought current. No credit supplement in file for B3 reflecting accounts were brought current prior to close was in file. Final CD does not reflect the payments either: XXX - XXX L ******XXX - XXX XXX - XXX L ******XXX - XXX XXX - XXX L ******XXX - XXX
															Document Uploaded. XXX Credit Supplement	07/27/2026
Cleared per credit supplement showing past due accounts (XXX - XXX L ******XXX - XXX XXX - XXX L ******XXX - XXX XXX - XXX L ******XXX - XXX) were brought to current.; Delinquent Credit History Meets Guideline Requirements.
																		07/28/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	C	A	D	A	C	C	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C
MMCA2026SD10340		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/13/2026	Open	FPRO9990	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. CU score is XX/XX/XXXX and not eligible for collateral reps and warrants, third party valuation required.	We do not order the TPV.	08/03/2026	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. CU score is XX/XX/XXXX and not eligible for collateral reps and warrants, third party valuation required.	08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	C	C	D	A	C	C	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C
MMCA2026SD10341		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. CU score is not provided per report and not eligible for collateral reps and warrants, third party valuation required.			Third party valuation product provided within tolerance.	08/21/2026		C	C	C	A	C	C	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10341		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2026	Cured	finding-3652	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i). TILA XXX Cure required. Refund in the amount of XXX cure requires a valid COC or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The lender credit violation in the amount of XXX is due to the reduction of lender credits: -A lender credit of XXX on the revised LE, dated XXX/XXX/XXX, was reduced to XXX on the initial CD dated XXX/XXX/XXX. The file does not contain a valid COC for the reduction of the lender credit.
															Document Uploaded. Hello, Please see attached refund with LOE and PCCD Thank you,	08/04/2026	Cure package provided to the borrower within XXX days of discovery; exception downgraded to a XXX/B; Cure package provided to the borrower within XXX days of discovery; exception downgraded to a XXX/B	08/05/2026		C	C	C	B	C	C	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10341		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/19/2026	Acknowledged	FCRE9488	Credit	Potential Occupancy/Current Address Issues identified in the file
The intent and/or status of the borrower's occupancy is not supported in the file. Client Defect – Not Validated:. Loan was originated as an owner occupied home per the AUS because the property is a XXX unit. The borrower provided a letter in file stating they will Occupy unit XXX and rent Unit XXX The appraisal is completed as income producing due to the borrower occupying Unit XXX
																	Defect Validated - Investor acknowledges the exception.	07/29/2026		C	C	C	C	C	C	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10342		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2026	Acknowledged	FPRO2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product. AUS requires full appraisal.			Informational Condition, property is a PIW. Final property grade will be a B.	08/04/2026		D	C	B	B	D	C	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10342		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2026	Acknowledged	FCRE1186	Credit	Audited DTI Exceeds AUS DTI
Audited DTI of XXX% exceeds AUS DTI of XXX% Client Defect – Validated: Audited DTI of XXX% exceeds AUS DTI of XXX% Borrower have XXX REOS calculations were ran under schedule E, Lender provided Income calculation sheets were under Schedule E the line XXX Expenses were deducted in XXX of the XXX with no explanations of why Line XXX was omitted on the other two
																	Defect Validated - Investor acknowledges finding.	07/29/2026		D	C	C	C	D	C	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10342		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2026	Rescinded	FCRE1365	Credit	Borrower XXX IRS Transcripts Missing	Borrower XXX IRS Transcripts Missing.	Document Uploaded. Sorry, there are XXX borrowers on this loan, but if you looked at the joint taxes, you will see B2 (XXX) XXX XXX XXX included in the filing. ; Only one borrower on this loan.	07/28/2026
Exception rescinded, as the AUS does not require Borrower XXX transcripts. Tax returns were provided verifying borrower's income.; Borrower XXX IRS Transcripts Provided or Not Applicable (Number of Borrowers equals XXX).; Client's comment is acknowledged, however, the loan has two borrowers. Borrower XXX is XXX.
																		07/29/2026		D	C	D	A	D	C	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10342		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/20/2026	Resolved	FCRE7496	Credit	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	The XXX Transmittal Summary reflects the borrower is responsible for a XXX in monthly HOA Dues on the subject property, However, missing verification of HOA Dues.	Document Uploaded. Please see attached listing as it shows annual HOA fees of XXX	07/27/2026	Finding cleared per supporting documentation verifying HOA of XXX	07/28/2026		D	C	D	A	D	C	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10342		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/13/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026		D	C	A	A	D	C	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10343		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/20/2026	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements. - Missing VOR for B1	Per FHA Single Family Housing Policy Handbook XXX FHA does not require a borrower to provide a XXX-month Verification of Rent solely because the borrower is a First-Time Homebuyer.	08/14/2026	Housing History Meets Guideline Requirements.	08/17/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	C	A	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10343		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/20/2026	Resolved	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Missing VOR for B1	Per FHA Single Family Housing Policy Handbook XXX FHA does not require a borrower to provide a XXX-month Verification of Rent solely because the borrower is a First-Time Homebuyer.	08/14/2026	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	08/17/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	D	A	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10343		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/16/2026	Resolved	FCRE9894	Credit	FHA XXX-LT Underwriting Transmittal Summary Not Executed By Underwriter	FHA XXX-LT Underwriting Transmittal Summary Not Executed By Underwriter. The Transmittal page is missing UW signature	Document Uploaded.	08/04/2026	FHA XXX-LT Underwriting Transmittal Summary Executed By Underwriter.	08/11/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	D	A	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10343		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/16/2026	Resolved	FCRE9885	Credit	FHA Amendatory Clause Not Executed By Sellers	FHA Amendatory Clause Not Executed By Sellers. Missing Seller Signature	Document Uploaded.	08/10/2026	FHA Amendatory Clause Executed By Sellers.	08/11/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	D	A	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10343		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/16/2026	Resolved	FCRE9881	Credit	FHA Real Estate Certification Not Executed By Sellers	FHA Real Estate Certification Not Executed By Sellers. Missing Seller Signature	Document Uploaded.	08/10/2026	FHA Real Estate Certification Executed By Sellers.	08/11/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	D	A	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10343		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/16/2026	Acknowledged	FCRE1186	Credit	Audited DTI Exceeds AUS DTI
Audited DTI of XXX% exceeds AUS DTI of XXX% Client Defect Validated: Defect: FHA un-insurability was validated; Under manual underwriting rules (Handbook XXX), the absolute highest DTI achievable is XXX% The loan was approved at a DTI of XXX% which exceeds the FHA and FHLMC underwriting DTI ceiling FHA allows, which is maximum XXX% back-end with two compensating factors. Auditor finds that the finding is validated: XXX% back-end DTI on a Refer/Eligible Manually Underwritten loan means the loan is not insurable under FHA guidelines as written.
															Correct. We could not get the LPA back as eligible due to DTI. Thank you	08/10/2026	Cleared: Defect is acknowledged as this is the actual defect making it a scratch and dent loan.	08/11/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	C	B	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10343		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/29/2026	Acknowledged	FCRE1185	Credit	AUS Partially Provided
Client Defect- validated - FHA Insurability as the LPA message states it cannot get an accepted recommendation.- the subject loan was delivered as a cash-out refinance transaction. A review of the loan reviewed the following requirements not met; at least XXX borrower must have been on title for at least XXX months prior to disbursement - no evidence neither borrower was on title for at least XXX months to qualify for a cash-out refinance transaction.
															Original defect- Please acknowledge. Thank you	08/04/2026	Defect is acknowledged," confirming the actual condition and establishing the loan as a scratch-and-dent product	08/05/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	D	D	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10343		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/20/2026	Resolved	FCRE7495	Credit	Verification of Borrower Liabilities Missing or Incomplete
AUS required that the following accounts that were omitted from the underwriting analysis be documented with documentation that supports the omission of the liabilities and it was not found in file; for accounts; XXX XX/XX/XXXX / XXX; XXX XXX -/ XXX and XXX XXX / XXX.
															Document Uploaded.	07/27/2026	Finding cleared per supporting documentation provided showing zero balances for XXX, XXX and XXX	07/28/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	D	A	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10343		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/13/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	A	A	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10343		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/16/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	A	A	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10344		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/13/2026	Acknowledged	FPRO0951	Property	Condo Approval Missing	Condo Approval Missing. The FNMA project approval/eligibility search is not found in the file.			Acknowledged, EV2/B	08/20/2026		C	C	B	B	C	C	B	B	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10344		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2026	Acknowledged	FCRE0363	Credit	Condominium Project is Non-Warrantable
When the subject Property Type is a (Condominium) and the Loan Program is Agency (DU) the Condominium Project: (No), in all circumstances, must be warrantable. Client defect - Validated: Ineligible project - Critical repairs/project eligibility. The HOA condo questionnaire indicates that this project was a conversion - gut rehab which an engineer inspection was done and should be in the file and it isn't. There is also other indications of other inspections for this project and none are in the file, therefore the project falls under FNMA ineligible projects for condominium.
																	Defect Validated : Investor acknowledges the exception.	07/29/2026		C	C	C	C	C	C	B	B	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10344		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026		C	C	A	A	C	C	B	B	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10345		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: USDA Safe Harbor (USDA SH)	Loan Review Complete	07/14/2026	Resolved	FCRE9889	Credit	FHA CAIVRS Authorization Missing Or Not Satisfactory	CAIVRS Authorization Missing Or Not Satisfactory. Please provide search report.	Document Uploaded. Please see page XXX	08/03/2026	CAIVRS Authorization Provided and Satisfactory.	08/04/2026		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
MMCA2026SD10345		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: USDA Safe Harbor (USDA SH)	Loan Review Complete	07/13/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
MMCA2026SD10345		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: USDA Safe Harbor (USDA SH)	Loan Review Complete	07/14/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	07/23/2026		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
MMCA2026SD10346		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: USDA Safe Harbor (USDA SH)	Loan Review Complete	07/14/2026	Resolved	FCRE9889	Credit	FHA CAIVRS Authorization Missing Or Not Satisfactory	CAIVRS Authorization Missing Or Not Satisfactory. Client- Defect Validated. Loan disclosure timing violation	Document Uploaded. Please see CAIVRS numbers on page XXX Thank you	08/04/2026	CAIVRS Authorization Provided and Satisfactory.	08/05/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	D	A	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10346		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: USDA Safe Harbor (USDA SH)	Loan Review Complete	07/14/2026	Acknowledged	FCRE9852	Credit	RD XXX-XXX USDA Conditional Commitment Missing	RD XXX-XXX USDA Conditional Commitment Missing. Client- Defect Validated. Loan disclosure timing violation	Original defect. Please acknowledge. Thank you	08/04/2026	Defect is acknowledged," confirming the actual condition and establishing the loan as a scratch-and-dent product.	08/05/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	D	D	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10346		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: USDA Safe Harbor (USDA SH)	Loan Review Complete	07/13/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	A	A	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10346		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: USDA Safe Harbor (USDA SH)	Loan Review Complete	07/14/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	A	A	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10347		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: USDA Safe Harbor (USDA SH)	Loan Review Complete	07/15/2026	Acknowledged	FCRE9852	Credit	RD XXX-XXX USDA Conditional Commitment Missing	RD XXX-XXX USDA Conditional Commitment Missing. RD XXX-XXX USDA Conditional Commitment Missing.	THE RD XXX-XXX IS THE SAME THING ON THE ORIGINAL DEFECT. RD XXX-XXX and RDXXXX-XXX are the same thing. Please Knowledge.	08/05/2026	Cleared: The client acknowledged the defect and confirmed the condition, establishing the loan as a scratch-and-dent product.	08/06/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	D	D	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10347		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: USDA Safe Harbor (USDA SH)	Loan Review Complete	07/15/2026	Acknowledged	FCRE9851	Credit	RD XXX-XXX USDA Loan Note Guarantee Missing	RD XXX-XXX USDA Loan Note Guarantee Missing. RD XXX-XXX USDA Loan Note Guarantee Missing.	THE RD XXX-XXX IS THE SAME THING ON THE ORIGINAL DEFECT. RD XXX-XXX and RDXXXX-XXX are the same thing. Please Knowledge.	08/05/2026	Cleared: The client acknowledged the defect and confirmed the condition, establishing the loan as a scratch-and-dent product.	08/06/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	D	D	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10347		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: USDA Safe Harbor (USDA SH)	Loan Review Complete	07/16/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	A	A	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10348		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: USDA Safe Harbor (USDA SH)	Loan Review Complete	07/16/2026	Acknowledged	FCRE9852	Credit	RD XXX-XXX USDA Conditional Commitment Missing	RD XXX-XXX USDA Conditional Commitment Missing. Please provide completed form from USDA.	Good afternoon, Per my manager, this condition is invalid, because this condition is the original reason the loan went S&D, please acknowledge it.	07/31/2026
Defect Validated: Investor acknowledges the exception. ; Client comment noted. Please provide a guideline exception approval and compensating factors to acknowledge this finding as requested. The condition remains.
																		08/06/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	D	D	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10348		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: USDA Safe Harbor (USDA SH)	Loan Review Complete	07/16/2026	Resolved	FCRE9889	Credit	FHA CAIVRS Authorization Missing Or Not Satisfactory	CAIVRS Authorization Missing Or Not Satisfactory. Please provide FHA search report.	Document Uploaded. Please see attached AUS with CAIVRS approval on page XXX	07/31/2026	CAIVRS Authorization Provided and Satisfactory.	08/03/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	D	A	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10348		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: USDA Safe Harbor (USDA SH)	Loan Review Complete	07/13/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	A	A	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10348		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: USDA Safe Harbor (USDA SH)	Loan Review Complete	07/16/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	A	A	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10349		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: USDA Safe Harbor (USDA SH)	Loan Review Complete	07/16/2026	Acknowledged	FCRE9852	Credit	RD XXX-XXX USDA Conditional Commitment Missing	RD XXX-XXX USDA Conditional Commitment Missing. Client Defect-Validated.	The defect is the original reason for S&D, please acknowledge it. ; Document Uploaded. approval attached	08/05/2026
Cleared: The client acknowledged the defect and confirmed the condition, establishing the loan as a scratch-and-dent product.; The loan approval provided is insufficient to resolve the finding. The RD XXX-XXX USDA Conditional Commitment is missing.
																		08/06/2026		D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
MMCA2026SD10349		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: USDA Safe Harbor (USDA SH)	Loan Review Complete	07/16/2026	Resolved	FCRE9889	Credit	FHA CAIVRS Authorization Missing Or Not Satisfactory	CAIVRS Authorization Missing Or Not Satisfactory. Client Defect-Validated.	Document Uploaded. See attached pg XXX	08/03/2026	CAIVRS Authorization Provided and Satisfactory.	08/05/2026		D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
MMCA2026SD10349		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: USDA Safe Harbor (USDA SH)	Loan Review Complete	07/16/2026	Resolved	FCRE9854	Credit	FSA-XXX USDA Loan Closing Report And Certification Missing	FSA-XXX USDA Loan Closing Report And Certification Missing. Client Defect-Validated.
FSA-XXX (USDA Loan Closing Report and Lender Certification) is a form used by the USDA Farm Service Agency (FSA) Guaranteed Farm Loan Program, not the USDA Rural Development Single Family Housing Guaranteed Loan Program (Section XXX) that is commonly used for residential mortgage loans; Document Uploaded. closing report attached
																08/04/2026	FSA-XXX USDA Loan Closing Report And Certification Present.; FSA-XXX USDA Loan Closing Report And Certification Missing.	08/05/2026		D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
MMCA2026SD10349		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: USDA Safe Harbor (USDA SH)	Loan Review Complete	07/16/2026	Resolved	FCRE9853	Credit	USDA HUD Counseling Disclosure Missing	USDA HUD Counseling Disclosure Missing. Client Defect-Validated.	Document Uploaded. counsel disclosure	08/03/2026	Cleared per List of Homeownership Counseling Organizations provided by client. ; USDA HUD Counseling Disclosure Present.	08/05/2026		D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
MMCA2026SD10349		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: USDA Safe Harbor (USDA SH)	Loan Review Complete	07/16/2026	Resolved	FCRE6737	Credit	Missing Letter of Explanation (Income)	Paystub, XXX, indicates an annual salary of, $XXX. Paystub, XXX, reflects an annual salary of, $XXX. Employer documentation is required to validate and explain the increase in annual salary.	Document Uploaded. income cal attached	08/03/2026	Cleared per LOE on income worksheet for pay increase	08/04/2026		D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
MMCA2026SD10349		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: USDA Safe Harbor (USDA SH)	Loan Review Complete	07/15/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026		D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
MMCA2026SD10349		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: USDA Safe Harbor (USDA SH)	Loan Review Complete	07/16/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	07/23/2026		D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
MMCA2026SD10350		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2026	Acknowledged	finding-3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test
Documentation required to clear exception: Provide homeownership counseling disclosure that was provided to the consumer within XXX-XXX days of application, XXX/XXX/XXX. This loan failed the homeownership counseling organizations disclosure date test due to the following findings: (12 CFR §XXX(a) he loan has a homeownership counseling organizations disclosure date that is not within three XXX days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); or The homeownership counseling organizations disclosure date is after the closing date to later than three XXX days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(XXX he website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(XXX ata made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data his calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its XXX functions, as described in §XXX(b) and as it relates to §XXX (list of homeownership counseling organizations provided not later than XXX days after a loan originator receives an application). This test excluded the following days from the XXX day count based on the client preferences configured on the company settings XXX days profile page: As not being open on Sunday AS not being open on Saturday PLEASE NOTE: If a conflict results from the client preferences configured on the company settings XXX days profile page such that a day is marked as both open and closed, Compliance Analyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its XXX functions. If this is not the appropriate result, you must revise your settings to remove the conflict lease note: This test does not validate the content of any list of homeownership counseling organizations.
																	Acknowledged, EV2/B	08/20/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	B	B	A	A	A	A	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C
MMCA2026SD10350		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2026	Acknowledged	finding-3635	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
TILA 130b Cure Required. Refund in the amount of $XXX: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery. The exception is tied to the missing Initial LE issued within XXX days of the application date of XXX/XXX/XXX, as the earliest available LE is dated XXX/XXX/XXX. Please provide the initial LE issued within XXX days of the application date of XXX/XXX/XXX. Additional testing will be completed, once the initial LE is provided. This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).
															This defect is the original reason why the loan is S&D. Please acknowledge and clear the condition.	08/04/2026	Defect Validated: Investor acknowledges exception.	08/05/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	C	C	A	A	A	A	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C
MMCA2026SD10350		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2026	Acknowledged	finding-3634	Compliance	Charges That Cannot Increase Test
TILA 130b Cure Required. Refund in the amount of $XXX: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery. The exception is tied to the missing Initial LE issued within XXX days of the application date of XXX/XXX/XXX, as the earliest available LE is dated XXX/XXX/XXX. Please provide the initial LE issued within XXX days of the application date of XXX/XXX/XXX. Additional testing will be completed, once the initial LE is provided. This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).
															This defect is the original reason why the loan is S&D. Please acknowledge and clear the condition.	08/04/2026	Defect Validated: Investor acknowledges exception.	08/05/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	C	C	A	A	A	A	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C
MMCA2026SD10350		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2026	Acknowledged	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
Client Defect – Validated: - Documentation required to clear exception. The Initial Loan Estimate is missing from the loan file. The earliest LE in the loan file was issued on XXX/XXX/XXX. The violation can be cured by providing the initial LE within XXX days of application date XXX/XXX/XXX. This loan failed the initial loan estimate delivery date test (from application) due to one of the following: (12 CFR §XXX(e)(XXX)(iii)(A) he initial loan estimate delivery date is later than the third XXX day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its XXX functions) after the creditor or broker receives the consumer's written application therefore, if additional disclosures are entered into Compliance Analyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be XXX regardless of the actual values on the disclosure his calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its XXX functions, as described in §XXX(a)(XXX) and as it relates to §XXX(e)(XXX)(iii)(A) (initial loan estimate disclosure three XXX days after application). This test excluded the following days from the XXX day count based on the client preferences configured on the company settings XXX days profile page: As not being open on Sunday AS not being open on Saturday PLEASE NOTE: If a conflict results from the client preferences configured on the company settings XXX days profile page such that a day is marked as both open and closed, Compliance Analyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its XXX functions. If this is not the appropriate result, you must revise your settings to remove the conflict he creditor shall deliver or place in the mail the disclosures required under §XXX(e)(XXX)(i) (provision of loan estimate form) not later than the third XXX day after the creditor receives the consumer's application.
																	Defect Validated: Investor acknowledges exception.	07/29/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	C	C	A	A	A	A	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C
MMCA2026SD10350		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	A	A	A	A	A	A	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C
MMCA2026SD10350		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	A	A	A	A	A	A	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C
MMCA2026SD10351		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/14/2026	Acknowledged	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: (12 CFR §XXX(e)(XXX)(iii)(A) he initial loan estimate delivery date is later than the third XXX day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its XXX functions) after the creditor or broker receives the consumer's written application therefore, if additional disclosures are entered into Compliance Analyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be XXX regardless of the actual values on the disclosure his calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its XXX functions, as described in §XXX(a)(XXX) and as it relates to §XXX(e)(XXX)(iii)(A) (initial loan estimate disclosure three XXX days after application). This test excluded the following days from the XXX day count based on the client preferences configured on the company settings XXX days profile page: As not being open on Sunday AS not being open on Saturday PLEASE NOTE: If a conflict results from the client preferences configured on the company settings XXX days profile page such that a day is marked as both open and closed, Compliance Analyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its XXX functions. If this is not the appropriate result, you must revise your settings to remove the conflict he creditor shall deliver or place in the mail the disclosures required under §XXX(e)(XXX)(i) (provision of loan estimate form) not later than the third XXX day after the creditor receives the consumer's application. Client Defect – Validated: - Documentation required to clear exception. The Initial Loan Estimate dated XX/XX/XXXX (per compliance report in file) is more than XXX days from the application date XXX/XXX/XXX. The violation can be cured by providing the initial LE within XXX days of application date XXX/XXX/XXX.
															This is the reason the loan went to S&D. thanks	07/28/2026	Defect validated by client	07/29/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	C	C	A	A	C	C	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C
MMCA2026SD10351		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/14/2026	Acknowledged	finding-3635	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi). TILA 130b Cure Required.  Refund in the amount of XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of XXX is due to increase from XXX to XXX for the XXX% tolerance fees. Unable to properly test due to missing initial LE.
															This is the reason the loan went to S&D. thanks	07/28/2026	Defect validated by client	07/29/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	C	C	A	A	C	C	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C
MMCA2026SD10351		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/14/2026	Acknowledged	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i). TILA 130b Cure Required.  Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the XXX% tolerance fees. Unable to properly test due to missing initial LE.
															This is the reason the loan went to S&D. thanks	07/28/2026	Defect validated by client	07/29/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	C	C	A	A	C	C	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C
MMCA2026SD10351		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	A	A	A	A	C	C	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C
MMCA2026SD10351		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2026	Open	FPRO9990	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Third Party Valuation Product Not Provided or Not Provided Within Tolerance.			Products ordered, pending receipt.	08/27/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	C	C	A	A	C	C	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C
MMCA2026SD10352		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2026	Acknowledged	FPRO1137	Property	The appraiser was not licensed (Primary Value)
Primary Value appraiser's license was not effective prior to the Valuation Date or expired prior to the Valuation Date. Per ASC ov, The appraisal license effective date XXX/XXX/XXX-XXX/XXX/XXX-Expired New Effective date XXX/XXX/XXX-XXX/XXX/XXX
															The defect is the original reason please acknowledge.	08/04/2026	Defect is acknowledged," confirming the actual condition and establishing the loan as a scratch-and-dent product	08/05/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	C	C	A	A	C	C	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10352		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/13/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	A	A	A	A	C	C	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10352		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/21/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	A	A	A	A	C	C	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10353		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	07/15/2026	Cured	finding-3635	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi). TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Recording Fee. A cure of XXX was provided at consummation; however, insufficient to cure.

Document Uploaded. Please see attached PCCD, LOE, Disclosure Tracking, FedEx label, & LOE.; Document Uploaded. Please see attached COC and invoice.; Document Uploaded. Please see attached COC XXX/XXX/XXX.; Document Uploaded. Please see attached.; Document Uploaded. Please see attached COC.
																08/11/2026
Cure package provided to the borrower within XXX days of discovery; exception downgraded to a XXX/B; Receipt of an invoice is not considered a valid reason for the increase in the recording fees; please provide clarification ; COC indicated updated invoice received due to homestead affidavit; Per title work page XXX #XXX this was required on the title work as of XX/XX/XXXX but not disclosed until XXX/XXX. Receipt of an invoice is not a valid reason for the increase as the title agent does not set the cost for recording ; The COCs provided did not contain a valid reason for the recording fees to increase; The documentation provided did not belong to the subject loan
																		08/12/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	C	B	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10353		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	07/15/2026	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).

Document Uploaded. Please see attached PCCD, LOE, Disclosure Tracking, FedEx label, & LOE; The total tolerance for Title-endorsement, environmental protection, & recording fee is $XXX? Since a cure of XXX already applied. We are short of $XXX?; Document Uploaded. Please see attached COC and invoice.; Title-Endorsement fee went from XXX on LE to XXX on Final CD. There is a tolerance credit on section J of XXX on the final CD. Not sure where you get the XXX from.; Document Uploaded. Please see attached.; Document Uploaded. Please see attached COC.
																08/11/2026
Cure package provided to the borrower within XXX days of discovery; exception downgraded to a XXX/B; The cure of XXX after a cure of XXX was already applied would be sufficient to cure both exceptions; Receipt of an invoice is not considered a valid reason for the increase in a fee; please provide clarification on the reason the ; The XXX includes Title - endorsement of XXX and Title - environmental protection endorsement of $XXX; The COC provided did not contain a valid reason for the endorsement fees to increase; The documentation provided did not belong to the subject loan; TILA XXX Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Title Endorsement Fee. A cure of XXX was provided at consummation; however, insufficient to cure.
																		08/12/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	C	B	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10353		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	07/15/2026	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test
HPML Compliant This loan failed the higher-priced mortgage loan test. (12 CFR § XXX(a)(XXX) sing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z while the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
																	Informational Only	08/12/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10353		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	07/15/2026	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR §XXX(f)(XXX)(ii) he initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or "In Person" and the initial closing disclosure delivery date is less than three XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(XXX)(i) no later than three XXX days before consummation. Without evidence of receipt, using the mailbox rule, it is assumed the disclosure dated XX/XX/XXXX was not received by the consumer at least XXX days prior to the consummation date, XXX/XXX/XXX. The violation can be cured by providing proof of delivery/receipt of Initial CD at least XXX days prior to closing.
															Document Uploaded. Please see attached.; Document Uploaded. Please see attached initial CD.	07/29/2026	Initial CD receipt date provided; exception resolved ; Initial CD receipt date provided; exception resolved ; The documentation provided did not belong to the subject loan	07/30/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10353		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	07/16/2026	Rescinded	FCRE1162	Credit	Flood Certificate Partially Provided	Flood Certificate is Partially Provided. Missing the NFIP Map Panel Effective date on the Flood Certificate.	Document Uploaded. No NFIP map for this property. Please see attached.; Document Uploaded. Please see attached Flood Cert.	07/28/2026
Flood certificate was provided in the original loan file with no NFIP Map panel effective/revised date. Program is an emergency NFIP program and Non-Participating Community. Exception rescinded.; Flood Certificate is fully present.; The submitted flood certificate is for XXX XXX, XXX XXX which does not match the subject property at XXX  XXX XXX XXX
																		07/29/2026		D	B	D	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10353		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	07/16/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10354		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2026	Acknowledged	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: (12 CFR §XXX(e)(XXX)(iii)(A) he initial loan estimate delivery date is later than the third XXX day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its XXX functions) after the creditor or broker receives the consumer's written application therefore, if additional disclosures are entered into Compliance Analyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be XXX regardless of the actual values on the disclosure his calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its XXX functions, as described in §XXX(a)(XXX) and as it relates to §XXX(e)(XXX)(iii)(A) (initial loan estimate disclosure three XXX days after application). This test excluded the following days from the XXX day count based on the client preferences configured on the company settings XXX days profile page: As not being open on Sunday PLEASE NOTE: If a conflict results from the client preferences configured on the company settings XXX days profile page such that a day is marked as both open and closed, Compliance Analyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its XXX functions. If this is not the appropriate result, you must revise your settings to remove the conflict he creditor shall deliver or place in the mail the disclosures required under §XXX(e)(XXX)(i) (provision of loan estimate form) not later than the third XXX day after the creditor receives the consumer's application. Documentation required to clear exception. The Initial Loan Estimate is missing from the loan file. The earliest LE in the loan file was issued on XXX/XXX/XXX. The violation can be cured by providing the initial LE within XXX days of application date XXX/XXX/XXX.

This is the original condition and the reason why the loan is S&D.; Document Uploaded. Please see attached Disclosure Tracking, Initial Loan Estimate dated XX/XX/XXXX and initial XXX dated XXX/XXX/XXX.
																07/28/2026	Defect validated by client; The initial XXX shows the date the originator signed as XXX/XXX/XXX, please verify the application date, provide an explanation for the discrepancy in the date	07/29/2026		C	C	C	C	A	A	A	A	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C
MMCA2026SD10354		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2026	Acknowledged	finding-3635	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi). TILA 130b Cure Required. Refund in the amount of $XXX: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery. The exception is tied to the missing Initial LE issued within XXX days of the application date of XXX/XXX/XXX, as the earliest available LE is dated XXX/XXX/XXX. Please provide the initial LE issued within XXX days of the application date of XXX/XXX/XXX. Additional testing will be completed, once the initial LE is provided.

This is the original condition and the reason why the loan is S&D.; Document Uploaded. Loan was locked on XX/XX/XXXX and initial XXX and initial loan estimate were sent out to he borrower on XXX/XXX/XXX. Please see attached Disclosure Tracking, initial Loan Estimate and Initial XXX dated XXX/XXX/XXX.
																07/28/2026	Defect validated by client; The initial XXX shows the date the originator signed as XXX/XXX/XXX, please verify the application date, provide an explanation for the discrepancy in the date	07/29/2026		C	C	C	C	A	A	A	A	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C
MMCA2026SD10354		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2026	Acknowledged	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i). TILA 130b Cure Required. Refund in the amount of $XXX: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery. The exception is tied to the missing Initial LE issued within XXX days of the application date of XXX/XXX/XXX, as the earliest available LE is dated XXX/XXX/XXX. Please provide the initial LE issued within XXX days of the application date of XXX/XXX/XXX. Additional testing will be completed, once the initial LE is provided.

This is the original condition and the reason why the loan is S&D. ; Document Uploaded. Loan was locked on XX/XX/XXXX and initial XXX and initial loan estimate were sent out to he borrower on XXX/XXX/XXX. Please see attached Disclosure Tracking, initial Loan Estimate and Initial XXX dated XXX/XXX/XXX.
																07/28/2026	Defect validated by client; The initial XXX shows the date the originator signed as XXX/XXX/XXX, please verify the application date, provide an explanation for the discrepancy in the date	07/29/2026		C	C	C	C	A	A	A	A	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C
MMCA2026SD10354		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	07/23/2026		C	C	A	A	A	A	A	A	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C
MMCA2026SD10354		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	07/23/2026		C	C	A	A	A	A	A	A	C	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C
MMCA2026SD10355		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/29/2026	Acknowledged	FCRE4963	Credit	No evidence of required debt payoff	Client Defect - validated - debt was not paid off at closing as required and additional documentation required for the delinquent IRS tax debt for XXX	Please acknowledge defect is for the original reason	07/31/2026	; Finding is acknowledged as it is the actual defect per Scratch & Dent report	08/21/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	C	C	C	C	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10355		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/13/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Fannie Mae analysis was not performed for this non-UAD under Small Residential Income Property Appraisal Report			Third party valuation product provided within tolerance.	08/21/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	C	A	C	C	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10355		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/29/2026	Resolved	FCRE1324	Credit	Borrower XXX Tax Returns Not Signed	Client Defect Validated - XXX tax returns are not signed by the borrower, which is required.	Please acknowledge defect is for the original reason	07/31/2026	Finding is acknowledged as it is the actual defect per Scratch & Dent report	08/03/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	C	A	C	C	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10355		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/13/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	A	A	C	C	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10355		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/13/2026	Resolved	FCRE8999	Credit	No Credit Findings
LD Defect Details: Tax Returns not signed; per FNMA guidelines signed tax returns are not required if a completed IRS Form XXX–C (signed by the borrower) for the year in question has been obtained, there is a signed XXX in file for XXX The loan meets all applicable credit guidelines.
																	Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	A	A	C	C	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10356		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2026	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi). TILA 130b Cure Required.  Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Recording Fee. Missing initial LE for proper testing.
															Since the "Initial Loan Estimate Delivery Date Test (from application) condition" was acknowledged, are you still completing proper testing for the Initial LE and re-review this condition?	07/29/2026
Per SFA fee amount disclosed on the  initial LE will be used to set baseline amounts for fee tolerance purposes, compliance with the LE XXX day timing requirements does not impact fee tolerance baseline determination; No good faith tolerance violation found
																		07/30/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	C	A	C	A	A	A	C	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C
MMCA2026SD10356		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2026	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i). TILA 130b Cure Required.  Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the XXX% tolerance fees. Missing initial LE for proper testing.
															Since the "Initial Loan Estimate Delivery Date Test (from application) condition" was acknowledged, are you still completing proper testing for the Initial LE and re-review this condition?	07/29/2026
Per SFA fee amount disclosed on the  initial LE will be used to set baseline amounts for fee tolerance purposes, compliance with the LE XXX day timing requirements does not impact fee tolerance baseline determination; No good faith tolerance violation found
																		07/30/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	C	A	C	A	A	A	C	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C
MMCA2026SD10356		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2026	Resolved	finding-3652	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i). TILA 130b Cure Required.  Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The lender credit tolerance violation in the amount of XXX is due to decrease in Lender Credit from XXX to $XXX. Missing initial LE for proper testing.
															Since the "Initial Loan Estimate Delivery Date Test (from application) condition" was acknowledged, are you still completing proper testing for the Initial LE and re-review this condition?	07/29/2026
Per SFA fee amount disclosed on the  initial LE will be used to set baseline amounts for fee tolerance purposes, compliance with the LE XXX day timing requirements does not impact fee tolerance baseline determination; No good faith tolerance violation found
																		07/30/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	C	A	C	A	A	A	C	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C
MMCA2026SD10356		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2026	Acknowledged	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: (12 CFR §XXX(e)(XXX)(iii)(A) he initial loan estimate delivery date is later than the third XXX day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its XXX functions) after the creditor or broker receives the consumer's written application therefore, if additional disclosures are entered into Compliance Analyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be XXX regardless of the actual values on the disclosure his calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its XXX functions, as described in §XXX(a)(XXX) and as it relates to §XXX(e)(XXX)(iii)(A) (initial loan estimate disclosure three XXX days after application). This test excluded the following days from the XXX day count based on the client preferences configured on the company settings XXX days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §XXX(e)(XXX)(i) (provision of loan estimate form) not later than the third XXX day after the creditor receives the consumer's application. Documentation required to clear exception. The earliest LE in the loan file was issued on XXX/XXX/XXX. The violation can be cured by providing the initial LE within XXX days of application date XXX/XXX/XXX.
															We agree, reason why loan is S&D.; Document Uploaded. Please re-review. Per attached Disclosure Tracking in the file, the Initial LE dated XX/XX/XXXX was viewed and received on XXX.	07/28/2026	Defect validated by client; The earliest LE in the loan file was issued on XXX/XXX/XXX. The violation can be cured by providing the initial LE within XXX days of application date XX/XX/XXXX	07/29/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	C	C	C	A	A	A	C	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C
MMCA2026SD10356		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2026	Resolved	FCRE1253	Credit	Missing Property Tax Cert	Missing Property Tax Cert. Please provide tax escrow figures used to calculate. Supporting documentation is not found in the file.	Document Uploaded. Please see attached Tax info.	07/28/2026	Cleared per tax information sheet verifying bi-annual tax payment of $XXX.; Property Tax Cert Provided.	07/29/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	C	A	C	A	A	A	C	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C
MMCA2026SD10356		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	A	A	C	A	A	A	C	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C
MMCA2026SD10357		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. The FNMA UCDP reflects the risk score non-UAD, however due to securitization purpose a Third Party Verification is required			Third party valuation product provided within tolerance.	08/21/2026		C	C	C	A	C	A	C	C	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10357		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/01/2026	Acknowledged	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: Client Defect- Validated- Ineligible Co-op Project- Co-op transitioned to ineligible on XX/XX/XXXX and our loan closed XX/XX/XXXX	the defect is the original reason, please acknowledge it.	08/05/2026
Cleared: The client acknowledged the defect and confirmed the condition, establishing the loan as a scratch-and-dent product.; Property/Appraisal guideline violation: Client Defect- Validated-Ineligible Co-op Project. Co-op transitioned to ineligible on XX/XX/XXXX and our loan closed XXX/XXX/XXX.
																		08/06/2026		C	C	C	C	C	A	C	C	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10357		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2026	Resolved	FCRE8611	Credit	Income/Employment General
Client Defect- Not validated - Delivered with Defect Type - Product Eligibility VA COE/Entitlement. Loan is approved AUS - Conventional Income base wage. Reviewed XXX Written VOE from HR with City of XXX, N and all matched as approved by Lender and AUS-DU dated XXX/XXX/XXX. There was no evidence of any VA Income or benefit in file.
															this is not a VA loan.	07/27/2026	Cleared per client verifying that loan is not a VA loan supported by documentation in the original loan file.	07/28/2026		C	C	C	A	C	A	C	C	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10357		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/13/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026		C	C	A	A	C	A	C	C	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10358		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/01/2026	Rescinded	FCRE1568	Credit	Loan is QM/ATR Non-compliant	Client Defect- Validated- QM Point/Fee True Fail. Cannot remediate post-closing	Document Uploaded. Passing Mavent	08/03/2026	Invalid finding; Client Defect- Validated- QM Point/Fee True Fail. Cannot remediate post-closing; Operations manager to resolve or delete was set on error by QC, should be compliance	08/05/2026		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
MMCA2026SD10358		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2026	Resolved	finding-3551	Compliance	Post-Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test
This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test. (12 CFR §XXX(f)(XXX)(v) he post-consummation reason for redisclosure is "post-consummation cure for violation of tolerance/variation" or: The post-consummation revised closing disclosure delivery date is more than XXX calendar days after the consummation date, or closing / settlement date if no consummation date was provided; or The provided reimbursement date is more than XXX calendar days after the consummation date, or closing / settlement date if no consummation date was provided efunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(XXX)(i) or (ii), the creditor complies with §XXX(e)(XXX)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXX(f)(XXX)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation. TILA XXX Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The XXX% tolerance violation in the amount of XXX is due to increase from XXX to XXX for the recording fee. A cure of XXX was provided with the PCCD. Please provide evidence of discovery date.

Document Uploaded. Please see attached FSS. Disbursement date shows XXX/XXX/XXX; The credit was not needed. We have a COC for the recording fee; Document Uploaded. Please see attached; Document Uploaded. Please see attached
																07/31/2026
Cure provided within XXX days of discovery; exception resolved; The COC is not considered valid without clarification on the date the lender was made aware that the subject would be considered a homestead and require the additional documents. The CD at consummation would have resulted i a tolerance violation of XXX however it appears the recording fees increased after consummation on the PCCD to result in a cure amount of XXX which was cured with that PCCD, provide the settlement statement to show the date the lender became aware of the new increased recording fees resulting in a higher tolerance violation. ; Cures are based on the date of consummation under XXX(f)(XXX), Consummation means the time that a consumer becomes contractually obligated on a new loan or a modification that increases the amount of an existing loan.; A cure of XXX was provided with the PCCD. Please provide evidence of discovery date.
																		08/03/2026	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
MMCA2026SD10358		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2026	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).
															Document Uploaded. Please see attached; Document Uploaded. Please see COC for change in loan amount	07/27/2026
Valid COC provided; exception resolved ; COC provided is not valid for increase in recording fees. The COC did not contain a valid reason for the increase; TILA XXX Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The XXX% tolerance violation in the amount of XXX is due to increase from XXX to XXX for the recording fee. A cure of XXX was provided with the PCCD. Please provide evidence of discovery date.
																		07/28/2026	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
MMCA2026SD10358		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
MMCA2026SD10358		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
MMCA2026SD10359		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Curative	07/22/2026	Acknowledged	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)
Document Uploaded. Client Defect – Validated - VA COE/Entitlement - Maximum Mortgage Worksheet Completed incorrectly by Lender. Existing Entitlement actively being used is XXX on a VA loan XXX-XXX-XXX-XXX in WI for the amount of XXX XX/XX/XXXX There was no entitlement available for the subject loan.
															This was part of the original defect.; This is part of the original defect.	08/11/2026	Defect Validated: Investor acknowledges exception.	08/11/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	C	C	D	C	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10359		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Curative	08/01/2026	Acknowledged	FCRE2007	Credit	Loan Agreement Missing	Client Defect- Validated- Veteran has insufficient entitlement - Loan Entitlement. Underwriter completed form incorrectly.	Acknowledged	08/07/2026	Cleared: Defect is acknowledged as this is the actual defect making it a scratch and dent loan	08/10/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	D	B	D	C	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10359		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Curative	07/15/2026	Rescinded	FCRE9876	Credit	VA XXX-XXX Debt Questionnaire Missing	VA XXX-XXX Debt Questionnaire Missing.
VA Form XXX-XXX is not present in the loan file. The borrower's credit report, loan application, AUS findings, and underwriting review were evaluated and do not indicate any foreclosure, deed-in-lieu, judgment-related obligation, or delinquent federal debt. The loan was underwritten and closed as an eligible VA loan. We respectfully request acceptance of the file as documented.
																07/31/2026	Alternative documentation provided in the original loan file verified debt information. Exception rescinded.; VA XXX-XXX Debt Questionnaire Provided.	08/03/2026		D	C	D	A	D	C	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10359		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Curative	07/15/2026	Rescinded	FCRE1186	Credit	Audited DTI Exceeds AUS DTI	Audited DTI of XXX% exceeds AUS DTI of XXX%	Please provide your calculations	07/30/2026
Exception rescinded. The borrower reports rental income on Schedule C of their tax returns. The lender originally used the property's PITIA as Schedule C income rather than calculating it as standard rental income. However, the underwriter calculated it as income from a rental property, which subsequently triggered a DTI finding. Additionally, the underwriter did not gross up the borrower's BAS and BAH income.; Audited DTI of XXX% is less than or equal to AUS DTI of XXX%
																		07/31/2026		D	C	C	A	D	C	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10359		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Curative	07/13/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	A	A	D	C	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10359		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Curative	07/15/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	A	A	D	C	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10360		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/16/2026	Resolved	FCRE9876	Credit	VA XXX-XXX Debt Questionnaire Missing	VA XXX-XXX Debt Questionnaire Missing. Missing VA XXX-XXX Debt Questionnaire Missing.
Document Uploaded. Please escalate for 2nd review. Please see section 5B of the XXX as it answers the same questions regarding past federal defaults or foreclosures as VA Form XXX-XXX would.; Document Uploaded. Please see successful CAIVRS result. The borrower's credit report, loan application and underwriting review were evaluated and do not indicate any foreclosure, deed-in-lieu, judgment-related obligation, or delinquent federal debt.
																08/12/2026
Cleared per client confirming an alternate documentation was used in place of VA debt questionnaire.; VA XXX-XXX Debt Questionnaire Provided.; Client comment acknowledged. However, a successful CAIVRS check, credit report, loan application, and underwriting review do not legally suffice for VA Form XXX-XXX (Debt Questionnaire). The questionnaire requires a direct, signed legal certification from the borrower regarding past federal defaults or foreclosures that automated data pulls cannot replace. Condition remains.
																		08/12/2026		D	C	D	A	D	A	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10360		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/16/2026	Resolved	FCRE9874	Credit	VA XXX-XXX Federal Collection Policy Notice Missing	VA XXX-XXX Federal Collection Policy Notice Missing. Missing VA XXX-XXX Federal Collection Policy Notice Missing.	Document Uploaded. Please see VA Form XXX-XXX showing Federal Collection Policy Notice	08/03/2026	VA XXX-XXX Federal Collection Policy Notice Provided.	08/12/2026		D	C	D	A	D	A	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10360		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/16/2026	Resolved	FCRE9875	Credit	VA XXX-XXX Loan Analysis Missing	VA XXX-XXX Loan Analysis Missing. Missing VA XXX-XXX Loan Analysis Missing.	Document Uploaded. Please see uploaded VA XXX-XXX Loan Analysis	08/05/2026	VA XXX-XXX Loan Analysis Provided.	08/12/2026		D	C	D	A	D	A	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10360		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/16/2026	Rescinded	FPRO9999	Property	VA Notice of Fair Value Missing	VA Notice of Fair Value Missing. Missing VA Notice of Fair Value Missing.	VA Notice of Fair Value are not required for VA IRRRL loans	08/05/2026	Exception rescinded. VA Notice of Fair Value is generally not required for a VA Interest Rate Reduction Refinance Loan (VA-IRRRL).; VA Notice of Fair Value Missing.	08/06/2026		D	C	D	A	D	A	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10360		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/16/2026	Rescinded	FCRE9865	Credit	VA XXX-XXX Verification Of VA Benefits Missing	VA XXX-XXX Verification Of VA Benefits Missing. Missing VA XXX-XXX Verification Of VA Benefits Missing.
Document Uploaded. VA Form XXX-XXX is not required for this transaction. The borrower's VA funding fee status was verified through VA XXX, which reflected"Non Exempt - No SC Combined Percentage." This status establishes that VA records did not indicate a qualifying service-connected disability rating or other basis for funding fee exemption. Current VA processes allow lenders to rely on XXX funding fee information, eliminating the need for VA Form XXX-XXX. No evidence was identified in the loan file indicating a pending disability claim, receipt of VA disability compensation, DIC benefits, or other circumstances requiring submission of VA Form XXX-XXX. Therefore, the XXX verification satisfies the intent of the requirement.
																08/05/2026
Exception rescinded. VA Form XXX-XXX (Verification of VA Benefits) is not universally required for a VA-IRRRL (Interest Rate Reduction Refinance Loan).; VA XXX-XXX Verification Of VA Benefits Provided.
																		08/06/2026		D	C	D	A	D	A	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10360		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/16/2026	Rescinded	FCRE9866	Credit	VA XXX-XXX Request for Certificate of Eligibility Missing	VA XXX-XXX Request for Certificate of Eligibility Missing. Missing VA XXX-XXX Request for Certificate of Eligibility Missing.	Document Uploaded. This loan is an VA IRRRL loan. Please see XXX and the existing VA loan is verified. VA Form XXX-XXX is not required	08/05/2026	Exception rescinded. VA XXX-XXX Request for Certificate of Eligibility is not strictly required for VA IRRRL loan; VA XXX-XXX Request for Certificate of Eligibility Provided.	08/06/2026		D	C	D	A	D	A	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10360		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/16/2026	Rescinded	FCRE9872	Credit	VA XXX-XXX Request for Determination of Reasonable Value Missing	VA XXX-XXX Request for Determination of Reasonable Value Missing. Missing VA XXX-XXX Request for Determination of Reasonable Value Missing.	VA Form XXX-XXX are not required for IRRRL loans	08/05/2026
Exception rescinded. VA Form XXX-XXX (Request for Determination of Reasonable Value) is not required for a VA Interest Rate Reduction Refinance Loan (IRRRL). Because an IRRRL is a streamline refinance meant to lower your interest rate on an existing VA loan, the Department of Veterans Affairs does not require a new property appraisal or a determination of reasonable value.; VA XXX-XXX Request for Determination of Reasonable Value Provided.
																		08/06/2026		D	C	D	A	D	A	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10360		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/16/2026	Rescinded	FCRE9873	Credit	VA XXX-XXX Counseling Checklist for Military Homebuyers Missing	VA XXX-XXX Counseling Checklist for Military Homebuyers Missing. Missing VA XXX-XXX Counseling Checklist for Military Homebuyers Missing.	VA XXX-XXX Counseling Checklist for Military Homebuyers not required for VA IRRRL loans	08/05/2026
Exception rescinded. VA Form XXX-XXX (Counseling Checklist for Military Homebuyers) is required for a VA IRRRL (Interest Rate Reduction Refinance Loan) only if the borrower is currently on active duty. Final XXX reflects borrower is discharged, XXX or separated from active duty.; VA XXX-XXX Counseling Checklist for Military Homebuyers Provided.
																		08/06/2026		D	C	D	A	D	A	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10360		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/16/2026	Rescinded	FCRE9861	Credit	VA Reserves or National Guard Certification Missing	VA Reserves or National Guard Certification Missing. Missing VA Reserves or National Guard Certification Missing.	VA Reserves or National Guard Certification" document is not required. Final XXX reflects borrower is currently XXX, discharged or separated from service.	08/05/2026
Exception rescinded. VA Reserves or National Guard Certification" document is not required as Final XXX reflects borrower is currently XXX, discharged or separated from service. ; VA Reserves or National Guard Certification Provided.
																		08/06/2026		D	C	D	A	D	A	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10360		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/16/2026	Rescinded	FCRE9863	Credit	VA DD-XXX Certificate of Release or Discharge from Active Duty Missing	VA DD-XXX Certificate of Release or Discharge from Active Duty. Missing VA DD-XXX Certificate of Release or Discharge from Active Duty.	VA DD-XXX Certificate of Release or Discharge from Active Duty not required. This is a VA IRRRL loan with eligibility already established.	08/05/2026	Exception rescinded. A DD-XXX Certificate of Release or Discharge from Active Duty not required for VA IRRRL loan ; VA DD-XXX Certificate of Release or Discharge from Active Duty Provided.	08/06/2026		D	C	D	A	D	A	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10360		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/16/2026	Acknowledged	FPRO2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product. IRRRL appraisal not required.			Informational Condition, property is a PIW. Final property grade will be a B.	08/04/2026		D	C	B	B	D	A	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10360		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/22/2026	Acknowledged	finding-3904	Compliance	IRRRL Net Tangible Benefit Loan Seasoning Test	Document Uploaded. Client Defect – Not Validated: - VA IRRRL Seasoning Met.			Defect Validated: Investor acknowledges exception.	07/30/2026		D	C	C	C	D	A	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10360		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/15/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026		D	C	A	A	D	A	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10360		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/16/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	07/23/2026		D	C	A	A	D	A	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10360		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/23/2026	Resolved	FCRE9178	Credit	Borrower has less than XXX FICO scores and does not meet minimum required to be scored.	Borrower XXX has less than XXX FICO scores and does not meet minimum required to be scored.			Borrower(s) FICO score meets guidelines.	07/23/2026		D	C	B	A	D	A	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10361		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Curative	07/22/2026	Acknowledged	finding-3904	Compliance	IRRRL Net Tangible Benefit Loan Seasoning Test
Document Uploaded. Client Defect – Validated - Loan closed XX/XX/XXXX with a first payment due of XXX. 6th payment made XXX. Earliest closing date per XXX is XX/XX/XXXX and loan closed on XXX. See snippet uploaded to condition.
															This defect is the original, please acknowledge (reason it went S&D, didn’t meet the VA seasoning requirements).	08/03/2026	Defect Validated ; Investor acknowledges exception.	08/10/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	A	A	B	B	C	B	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
MMCA2026SD10361		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Curative	07/22/2026	Acknowledged	FPRO2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.			Informational Condition, property is a PIW. Final property grade will be a B.	08/04/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	B	B	A	A	B	B	C	B	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
MMCA2026SD10361		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Curative	07/15/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	07/23/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	B	B	C	B	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
MMCA2026SD10361		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Curative	07/15/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	B	B	C	B	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
MMCA2026SD10362		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/14/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	We do not order the TPV.	08/03/2026
Third Party Valuation Product Provided Within Tolerance. AVM provided and supports value.; Third Party Valuation Product Provided Within Tolerance. AVM provided and supports value.; Third Party Valuation Product Not Provided or Not Provided Within Tolerance.
																		08/21/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	C	A	D	B	D	A	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C
MMCA2026SD10362		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/23/2026	Acknowledged	FCRE9178	Credit	Borrower has less than XXX FICO scores and does not meet minimum required to be scored.	Borrower has less than XXX FICO scores and does not meet minimum required to be scored.			Acknowledged, EV2/B; Borrower(s) FICO score meets guidelines.; Borrower has less than XXX FICO scores and does not meet minimum required to be scored.	08/20/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	B	B	D	B	D	A	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C
MMCA2026SD10362		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/22/2026	Acknowledged	finding-3904	Compliance	IRRRL Net Tangible Benefit Loan Seasoning Test
Document Uploaded. Client Defect – Validated - Original loan closed on XX/XX/XXXX with a first payment due of XX/XX/XXXX per credit report notes. "FIRST PAYMENT WAS DUE XXX/XXX/XXX; PAID ON XXX/XXX/XXX". The 6th payment was made on XXX. The earliest closing date is XX/XX/XXXX per XXX. Snippet attached to condition.
															Loan went S&D due to not meeting the seasoning requirement. Please acknowledge it.; Document Uploaded. VA IRRRL NTB	08/07/2026	Finding acknowledged. Original S&D defect.	08/17/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	C	C	D	B	D	A	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C
MMCA2026SD10362		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/14/2026	Resolved	FCRE1184	Credit	AUS Not Provided	Missing AUS.	Document Uploaded. It’s a manual UW. DU attached but was not used	08/03/2026	Cleared per AUS - Refer with caution recommendation provided; AUS is not missing.	08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	D	A	D	B	D	A	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C
MMCA2026SD10362		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/14/2026	Resolved	FCRE1182	Credit	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary.	Document Uploaded. Loan Summary	07/27/2026	Approval/Underwriting Summary is fully present	08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	B	A	D	B	D	A	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C
MMCA2026SD10362		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/12/2026	Rescinded	FCRE9863	Credit	VA DD-XXX Certificate of Release or Discharge from Active Duty Missing	VA DD-XXX Certificate of Release or Discharge from Active Duty.	This loan is a VA IRRRL so these docs are not required.; Document Uploaded. Certificate of Eligibility; Document Uploaded.	08/03/2026
VA DD-XXX Certificate of Release or Discharge from Active Duty not required for VA IRRRL loans ; VA DD-XXX Certificate of Release or Discharge from Active Duty Provided.; Documentation uploaded is acknowledged, however, still missing VA DD-XXX (Certificate of Release or Discharge from Active Duty) requested. Exception remains.; Documentation uploaded is acknowledged, however, VA DD-XXX (Certificate of Release or Discharge from Active Duty) requested differs from VA Loan Guaranty Certificate / COE (Certificate of Eligibility) uploaded. Exception remains.
																		08/04/2026		D	C	D	A	D	B	D	A	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C
MMCA2026SD10362		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/12/2026	Rescinded	FPRO9999	Property	VA Notice of Fair Value Missing	VA Notice of Fair Value Missing.	This loan is a VA IRRRL so these docs are not required.	08/03/2026	VA Notice of Fair Value is not required for VA IRRRL loans ; VA Notice of Fair Value Missing.	08/04/2026		D	C	D	A	D	B	D	A	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C
MMCA2026SD10362		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/12/2026	Rescinded	FCRE9873	Credit	VA XXX-XXX Counseling Checklist for Military Homebuyers Missing	VA XXX-XXX Counseling Checklist for Military Homebuyers Missing.	This loan is a VA IRRRL so these docs are not required.	08/03/2026	VA XXX-XXX Counseling Checklist for Military Homebuyers not required for VA IRRRL loans ; VA XXX-XXX Counseling Checklist for Military Homebuyers Provided.	08/04/2026		D	C	D	A	D	B	D	A	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C
MMCA2026SD10362		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/12/2026	Resolved	FCRE9866	Credit	VA XXX-XXX Request for Certificate of Eligibility Missing	VA XXX-XXX Request for Certificate of Eligibility Missing.	Document Uploaded. CERTIFICATE OF ELIGIBILITY	07/27/2026	VA XXX-XXX Request for Certificate of Eligibility Provided.	08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	D	A	D	B	D	A	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C
MMCA2026SD10362		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/12/2026	Resolved	FCRE9875	Credit	VA XXX-XXX Loan Analysis Missing	VA XXX-XXX Loan Analysis Missing.	Document Uploaded. Loan Analysis	08/03/2026	VA XXX-XXX Loan Analysis Provided. Condition cleared	08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	D	A	D	B	D	A	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C
MMCA2026SD10362		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/14/2026	Resolved	FCOM1228	Credit	Other Rider is Missing	Missing VA Rider	Document Uploaded. VA Rider	07/27/2026	Cleared per VA rider provided.	07/28/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	D	A	D	B	D	A	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C
MMCA2026SD10362		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/12/2026	Resolved	FCRE0386	Credit	Borrower XXX Photo Identification not provided	Borrower XXX Photo Identification not provided.	Document Uploaded. USA Patriot Act Disclosure	07/24/2026	Cleared per USA Patriot Act Disclosure provided.; Photo Identification provided.	07/27/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	D	A	D	B	D	A	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C
MMCA2026SD10362		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/13/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	A	A	D	B	D	A	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C
MMCA2026SD10363		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/16/2026	Resolved	FCRE9874	Credit	VA XXX-XXX Federal Collection Policy Notice Missing	VA XXX-XXX Federal Collection Policy Notice Missing.	Document Uploaded. Please see VA Form XXX-XXX. Federal Collection Policy Notice is included on VA Form XXX-XXX	08/03/2026	VA XXX-XXX Federal Collection Policy Notice Provided.	08/14/2026		D	C	D	A	D	A	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10363		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/16/2026	Resolved	FCRE9875	Credit	VA XXX-XXX Loan Analysis Missing	VA XXX-XXX Loan Analysis Missing.	Please re-review. VA XXX-XXX Loan Analysis was uploaded.; Document Uploaded. VA XXX-XXX Loan Analysis	08/05/2026	VA XXX-XXX Loan Analysis Provided.; VA XXX-XXX Loan Analysis Missing.	08/14/2026		D	C	D	A	D	A	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10363		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/16/2026	Rescinded	FCRE9876	Credit	VA XXX-XXX Debt Questionnaire Missing	VA XXX-XXX Debt Questionnaire Missing.
Document Uploaded. Please escalate for review. Please see section 5B of the XXX as it answers the same questions regarding past federal defaults or foreclosures as VA Form XXX-XXX would.; The borrower's credit report, loan application and underwriting review were evaluated and do not indicate any foreclosure, deed-in-lieu, judgment-related obligation, or delinquent federal debt, therefore VA XXX-XXX Debt Questionnaire is not required.; Document Uploaded. Please see clear CAIVRS result
																08/12/2026
Form XXX-XXX Debt Questionnaire is no longer required when a signed final XXX is present. Confirmed with management. Condition rescinded.; Client comment acknowledged. A successful CAIVRS check, credit report, loan application, and underwriting review do not legally suffice for VA Form XXX-XXX (Debt Questionnaire). The questionnaire requires a direct, signed legal certification from the borrower regarding past federal defaults or foreclosures that automated data pulls cannot replace. Condition remains.; Documentation received. However, the VA XXX-XXX Debt Questionnaire is missing. Condition remains.
																		08/14/2026		D	C	D	A	D	A	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10363		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/17/2026	Rescinded	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements. Client Defect – Validated: Credit report shows late payment XXX/XXX-	Document Uploaded. Loan was not XXX days or more past due at the time of application and was current prior to closing. Please see Mortgage Payoff demand showing current at time of closing.	08/05/2026
Was an invalid condition for a VA IRRRL.; This condition is not a requirement for VA IRRRL. If borrower was currently XXX days late, than yes an approval would be necessary to proceed with a VA IRRRL. However, these loans are streamline loans and do not require credit reports to be pulled. But because one was in file, we did review housing history, borrower had one XXX day late, but has since been current. Therefore, there is no issue with this loan in regards to housing history. Removing Condition.; The provided client comment and documentation are acknowledged. The payoff statement shows unpaid late charges, which are the total accumulated fees from past monthly payments made after the contractual grace period. This supports the 'defect' noting a late payment on the credit report for May XXX Condition remains.
																		08/07/2026		D	C	C	A	D	A	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10363		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/22/2026	Acknowledged	finding-3904	Compliance	IRRRL Net Tangible Benefit Loan Seasoning Test
Document Uploaded. Client Defect – Validated: Modified Loan closed on XX/XX/XXXX with a First Payment due on XXX. 6th payment was made on XXX. Earliest closing date per XXX is XXX. Loan closed on XXX. See snippet uploaded to condition.
															Finding is the original reason loan went S&D. Please acknowledge.	07/31/2026	Defect Validated ; Investor acknowledges exception.	08/07/2026		D	C	C	C	D	A	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10363		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/16/2026	Rescinded	FCRE9861	Credit	VA Reserves or National Guard Certification Missing	VA Reserves or National Guard Certification Missing.	Document Uploaded. Please see XXX Section XXX reflects borrower is currently discharged or XXX or separated. VA Reserves or National Guard Certification document is not required.	08/05/2026
Exception rescinded. VA Reserves or National Guard Certification is not required for this VA-IRRRL (Interest Rate Reduction Refinance Loan) review as Final XXX reflects borrower is discharged, XXX or separated from active duty.; VA Reserves or National Guard Certification Provided.
																		08/06/2026		D	C	D	A	D	A	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10363		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/16/2026	Rescinded	FCRE9865	Credit	VA XXX-XXX Verification Of VA Benefits Missing	VA XXX-XXX Verification Of VA Benefits Missing.
Document Uploaded. VA XXX-XXX Verification Of VA Benefits not required. Please see XXX showing Funding Fee Exempt SC with Monthly Award. VA has identified the borrower as receiving service-connected disability compensation
																08/03/2026
Exception rescinded. VA Form XXX-XXX (Verification of VA Benefits) is not universally required for a VA-IRRRL (Interest Rate Reduction Refinance Loan).; VA XXX-XXX Verification Of VA Benefits Provided.
																		08/06/2026		D	C	D	A	D	A	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10363		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/16/2026	Rescinded	FCRE9866	Credit	VA XXX-XXX Request for Certificate of Eligibility Missing	VA XXX-XXX Request for Certificate of Eligibility Missing.	Document Uploaded. This loan is an VA IRRRL loan. Please see XXX and the existing VA loan is verified. VA Form XXX-XXX is not required.; This loan is an IRRRL and does not require a COE	08/05/2026
Exception rescinded. VA XXX-XXX Request for Certificate of Eligibility is not required for VA IRRRL loans.; VA XXX-XXX Request for Certificate of Eligibility Provided.; VA XXX-XXX Request for Certificate of Eligibility Missing.
																		08/06/2026		D	C	D	A	D	A	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10363		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/16/2026	Rescinded	FCRE9872	Credit	VA XXX-XXX Request for Determination of Reasonable Value Missing	VA XXX-XXX Request for Determination of Reasonable Value Missing.	VA Form XXX-XXX are not required for IRRRL loans	08/03/2026
Exception rescinded as VA XXX-XXX Request for Determination of Reasonable Value is not required for IRRRL loans. ; Exception rescinded as VA XXX-XXX Request for Determination of Reasonable Value is not required for IRRRL loans. ; VA XXX-XXX Request for Determination of Reasonable Value Provided.
																		08/06/2026		D	C	D	A	D	A	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10363		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/16/2026	Rescinded	FCRE9873	Credit	VA XXX-XXX Counseling Checklist for Military Homebuyers Missing	VA XXX-XXX Counseling Checklist for Military Homebuyers Missing.	VA XXX-XXX Counseling Checklist for Military Homebuyers is not required for VA IRRRL loans	08/05/2026
Exception rescinded. VA XXX-XXX Counseling Checklist for Military Homebuyers is not required for VA IRRRL loans as Final XXX reflects borrower is not on active duty ; VA XXX-XXX Counseling Checklist for Military Homebuyers Provided.
																		08/06/2026		D	C	D	A	D	A	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10363		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/23/2026	Acknowledged	FPRO2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.			Informational Condition, property is a PIW. Final property grade will be a B.	08/04/2026		D	C	B	B	D	A	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10363		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/16/2026	Rescinded	FPRO9999	Property	VA Notice of Fair Value Missing	VA Notice of Fair Value Missing.	VA Notice of Fair Value are not required for IRRRL loans	08/03/2026	Exception rescinded. VA Notice of Fair Value are not required for IRRRL loans ; VA Notice of Fair Value Missing.	08/04/2026		D	C	D	A	D	A	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10363		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/16/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026		D	C	A	A	D	A	D	B	C	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10364		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/15/2026	Acknowledged	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR XXX(a)(XXX))
The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-XXX days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR XXX(a)(XXX)). Documentation required to clear exception: Evidence confirming a copy of the appraisal was provided to the consumer at least XXX-XXX days prior to the consummation date is required, but missing from the file.
																	Acknowledged, EV2/B	08/20/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	B	B	D	C	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10364		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/15/2026	Acknowledged	FCOM3608	Compliance	Intent to Proceed is Missing	The intent to proceed is missing. Please provide either a signed intent to proceed document or provide the date the borrower gave the lender/broker their intent to proceed			Acknowledged, EV2/B	08/20/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	B	B	D	C	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10364		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/31/2026	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements
Lender Defect - Not Validated APM XXX-XXX; Seasoning requirement not met. loan closing XX/XX/XXXX and was transferred to current lender in XXX per credit supplement.  There are XX/XX/XXXX days between first payment and current loan closing date XXX/XXX/XXX.
															This defect is the original reason why the loan is S&D. Please acknowledge and clear the condition.	08/04/2026
Finding Acknowledged, original S&D defect. ; Defect is acknowledged," confirming the actual condition and establishing the loan as a scratch-and-dent product. Condition resolved.; Housing History Meets Guideline Requirements.; Lender Defect - Not Validated APM XXX-XXX; Seasoning requirement not met. loan closing XX/XX/XXXX and was transferred to current lender in XXX per credit supplement.  There are XX/XX/XXXX days between first payment and current loan closing date XXX/XXX/XXX. the borrower must have made six consecutive monthly payments and XXX days must have passed since the first payment due date under on prior VA loan.
																		08/17/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	C	C	D	C	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10364		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/23/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. FNMA and FHLMC UCDP missing, therefore a TPV is required.	This loan is a VA loan so this docs is not required. Please acknowledge and clear the condition.	08/04/2026	Third party valuation product provided within tolerance.	08/17/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	C	A	D	C	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10364		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/23/2026	Acknowledged	finding-3904	Compliance	IRRRL Net Tangible Benefit Loan Seasoning Test
Client Defect – Not Validated: Original Loan closed XXX, first payment due XXX. XXX payments have been made meeting the XXX payments made requirement and XXX days have elapsed since the original closing date meeting the XXX days requirement per Safe Harbor.

This loan is a VA loan so this docs is not required.; This loan is a VA loan so this docs is not required. Please acknowledge and clear the condition.; This loan is a VA loan so this docs is not required. Please acknowledge and clear the condition.
																08/10/2026	Defect validated: Client acknowledges condition.	08/11/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	C	B	D	C	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10364		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/15/2026	Resolved	FCRE9863	Credit	VA DD-XXX Certificate of Release or Discharge from Active Duty Missing	VA DD-XXX Certificate of Release or Discharge from Active Duty. Please provide disclosure.	Document Uploaded. Please see attached VA DD-XXX.; This loan is a VA loan so this docs is not required. Please acknowledge and clear the condition.	08/05/2026
VA DD-XXX Certificate of Release or Discharge from Active Duty Provided.; Client's comment acknowledged. The VA DD-XXX is required for discharged veterans to prove service history and character of discharge when applying for a VA loan. Exception remains.
																		08/06/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	D	A	D	C	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10364		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/15/2026	Resolved	FCRE9866	Credit	VA XXX-XXX Request for Certificate of Eligibility Missing	VA XXX-XXX Request for Certificate of Eligibility Missing. Please provide disclosure.	Document Uploaded. Please see attached Eligibility Cert.; This loan is a VA loan so this docs is not required. Please acknowledge and clear the condition.	08/05/2026	VA XXX-XXX Request for Certificate of Eligibility Provided.; Client's comment is acknowledged. However, VA XXX-XXX Request for Certificate of Eligibility is required to get a VA loan	08/06/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	D	A	D	C	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10364		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/15/2026	Rescinded	FCRE9861	Credit	VA Reserves or National Guard Certification Missing	VA Reserves or National Guard Certification Missing. Please provide disclosure.	This loan is a VA loan so this docs is not required. Please acknowledge and clear the condition.	08/04/2026
VA Reserves or National Guard Certification" document is not required. Final XXX reflects borrower is currently discharged or XXX or separated. Exception rescinded.; VA Reserves or National Guard Certification Provided.
																		08/05/2026		D	C	D	A	D	C	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10364		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/15/2026	Rescinded	FCRE9865	Credit	VA XXX-XXX Verification Of VA Benefits Missing	VA XXX-XXX Verification Of VA Benefits Missing. Please provide disclosure.	This loan is a VA loan so this docs is not required. Please acknowledge and clear the condition.	08/04/2026
Lenders only need to submit VA XXX-XXX Verification Of VA Benefits in specific exception cases where a borrower's Certificate of Eligibility (COE) lacks necessary data, a disability claim is still pending, or there is an anomaly/discrepancy that requires direct clarification from the VA. Not required. Exception rescinded.; VA XXX-XXX Verification Of VA Benefits Provided.
																		08/05/2026		D	C	D	A	D	C	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10364		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/15/2026	Rescinded	FCRE9873	Credit	VA XXX-XXX Counseling Checklist for Military Homebuyers Missing	VA XXX-XXX Counseling Checklist for Military Homebuyers Missing. Please provide disclosure.	This loan is a VA loan so this docs is not required. Please acknowledge and clear the condition.	08/04/2026
The VA Form XXX-XXX (Counseling Checklist for Military Homebuyers) is required for VA loans, but only if the homebuyer is currently on active-duty military service. Borrower is currently discharged or XXX; therefore not required. Exception rescinded.
																		08/05/2026		D	C	D	A	D	C	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10364		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/15/2026	Rescinded	FCRE9876	Credit	VA XXX-XXX Debt Questionnaire Missing	VA XXX-XXX Debt Questionnaire Missing. Please provide disclosure.	This loan is a VA loan so this docs is not required. Please acknowledge and clear the condition.	08/04/2026
The VA Form XXX-XXX (Debt Questionnaire) is not required since the lender used the standard Uniform Residential Loan Application (URLA/Form XXX) and the HUD/VA Addendum, as those standard application forms already capture the necessary credit and default history. Exception rescinded. ; VA XXX-XXX Debt Questionnaire Provided.
																		08/05/2026		D	C	D	A	D	C	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10364		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/23/2026	Resolved	FCRE8728	Credit	Missing Payment History
Aged Loan: Provide a mortgage payment history/servicing payment ledger evidencing the borrower's payment performance from the current servicer. Loan is considered seasoned/aged and payment history is required for investor review.
															Document Uploaded. Please see attached payment history.	07/27/2026	Cleared per evidence of payment history provided for property at XXX XXX, XXX XXX	07/28/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	D	A	D	C	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10365		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	07/23/2026	Acknowledged	finding-3904	Compliance	IRRRL Net Tangible Benefit Loan Seasoning Test
Client Defect – Validated: Loan was modified and seasoning requirements must be met from modification date. Modified XX/XX/XXXX per payment history in file. First payment due was XX/XX/XXXX per payment history in file. New loan date is XXX. Only XXX days have elapsed not meeting the XXX day requirement. Number of payments made are XXX not meeting the XXX payments made requirement.
															The defect reflects the original reason loan is in the file. Please review and acknowledge the original explanation, and clear the condition.	08/03/2026	Defect Validated ; Investor acknowledges exception.	08/10/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	C	B	D	B	B	B	C	B	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
MMCA2026SD10365		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	07/23/2026	Acknowledged	FPRO2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.			Informational Condition, property is a PIW. Final property grade will be a B.	08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	B	B	D	B	B	B	C	B	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
MMCA2026SD10365		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	07/23/2026	Resolved	FSER1003	Servicing	Modification was not signed and dated by all borrowers	Modification Agreement is missing from file	Document Uploaded. Please see attached.	08/03/2026	Cleared per provided loan modification agreement.	08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	B	B	C	B	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
MMCA2026SD10365		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	07/14/2026	Rescinded	FCRE1316	Credit	Borrower XXX 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing. According to the lender approval in the loan file a VVOE for primary employment was required, but not in the loan file.	Document Uploaded. Please see attached.	08/03/2026
The loan originated as VA IRRRL. Employment and income were not used for qualification; therefore, a VVOE is not required under the applicable VA IRRRL guidelines. Exception rescinded.; Borrower XXX 3rd Party VOE Prior to Close Was Provided.
																		08/04/2026		D	B	D	A	D	B	B	B	C	B	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
MMCA2026SD10365		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	07/14/2026	Rescinded	FCRE1347	Credit	Borrower XXX 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing. According to the lender approval in the loan file a VVOE for primary employment was required, but not in the loan file.	Document Uploaded. Please see attached.	08/03/2026
The loan originated as VA IRRRL. Employment and income were not used for qualification; therefore, a VVOE is not required under the applicable VA IRRRL guidelines. Exception rescinded.; Borrower XXX 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals XXX).
																		08/04/2026		D	B	D	A	D	B	B	B	C	B	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
MMCA2026SD10365		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	07/14/2026	Acknowledged	FCRE9178	Credit	Borrower has less than XXX FICO scores and does not meet minimum required to be scored.	Borrower XXX has less than XXX FICO scores and does not meet minimum required to be scored. Report provided is a Mortgage Only loan; no liabilities are required for VA Streamline					Borrower has stable job time - Borrower has XXX years on job.	D	B	B	B	D	B	B	B	C	B	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	D	D	B	C	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
MMCA2026SD10366		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2026	Acknowledged	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI
Disclosed Defect ; Occupancy misrepresented as borrower's we found evidence borrowers did not depart from current primary, therefore no rental income to consider for departing residence, which is the cause of the DTI exceeding max from XXX% to XXX% greater than XXX% max allowed
																		08/21/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10366		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2026	Acknowledged	FCRE6728	Credit	Guideline Violation: Property is not Owner Occupied
Client Defect- Validated- Misrepresentation of Primary Occupancy, Incorrectly disclosed occupancy. According to XXX, the subject was listed for rent XXX days after closing and the borrower remained at the departure residence, as a result, rental income from the departure residence was not used.
																	Disclosed defect validated	08/21/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10366		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/23/2026	Acknowledged	FCRE9488	Credit	Potential Occupancy/Current Address Issues identified in the file
The intent and/or status of the borrower's occupancy is not supported in the file. Client Defect – Misrepresentation of Primary Occupancy Not Validated - The subject loan is a purchase of a primary residence. The borrower owns XXX other investment properties and was occupying XXX XXX XXX at the time of the transaction. XXX XXX is reflected on Schedule E of the XXX 1040s and a lease agreement in the loan file for future lease from XX/XX/XXXX to XXX/XXX. The borrower's drivers licenses had address XXX XXX, which is another of their investment properties. All the mortgage statements in the loan file have the same mailing address as the site address. Therefore, there is no clear indication the borrower misrepresented occupancy, unless post-close documents are verified.
																	Defect Validated: Investor acknowledges the exception.	07/30/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10366		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/13/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	A	A	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10366		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/17/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	A	A	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10367		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/01/2026	Acknowledged	FCRE1186	Credit	Audited DTI Exceeds AUS DTI
Audited DTI of XXX% exceeds AUS DTI of XXX% Client Defect - Validated- Undisclosed Liability Active A recent credit report obtained by Fannie Mae reported additional installment debt with XXX that was not disclosed in the loan documentation. Including a monthly payment(s) of XXX resulted in a revised DTI ratio of XXX%.
															Undisclosed liability defect is original reason for S&D. Please acknowledge.	08/04/2026	Defect Validated: Client acknowledges the exception. ; Audited DTI of XXX% exceeds AUS DTI of XXX%	08/05/2026		D	C	C	C	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10367		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2026	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
TILA XXX Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Title Endorsement Fee (paid to an affiliate of lender). A COC dated XX/XX/XXXX was provided but deemed to be invalid due to non specific reasoning. Also the effective date of the title commitment is XXX/XXX/XXX. This finding cannot be downgraded due to SOL not yet expired. This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).

Document Uploaded. Refund Docs attached; Per what I see in the system, Updated AUS findings, credit information, income documentation, occupancy, DTI, or other underwriting factors necessitated the move to Fannie.; Document Uploaded. Valid COC attached
																08/03/2026
Cure package provided to the borrower within XXX days of discovery; exception downgraded to a XXX/B; Please provide clarification on how the change to Fannie resulted in a change to the title endorsement charge; COC provided indicates a program change from Freddie to Fannie resulted in a title endorsement; Please provide clarification
																		08/04/2026		D	C	C	B	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10367		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2026	Rescinded	FCRE1319	Credit	Borrower XXX Tax Returns Missing	Borrower XXX Tax Returns Missing. Missing XXX Federal Returns to verify gross up percentage for Social Security income as most recent Tax Transcripts provided does not reflect Social Security income.	Tax Returns are not required when grossed up. SS Award Letter provided is sufficient.	07/24/2026	Exception rescinded as tax transcripts reflect no taxes charged on borrower's social security income.	07/27/2026		D	C	D	A	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10367		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2026	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of XXX is Less than Total Amount of Subject Lien XXX Current loan amount is $XXX; title coverage amount is XXX which is less than the loan amount.	Document Uploaded. See attached.	07/24/2026	Title Coverage Amount of XXX is equal to or greater than Total Amount of Subject Lien XXX	07/27/2026		D	C	B	A	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10367		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	07/23/2026		D	C	A	A	D	C	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B
MMCA2026SD10368		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/17/2026	Resolved	FPRO3678	Property	Property Issue(s) are Present
One or more issues or defects with the property have been discovered. Client Defect – Not Validated:: Property has been identified as an ineligible property as a condo co-op. However, after review of the condo questionnaire, title work and appraisal, there does not seem to be any evidence of property as a co-op.
															Document Uploaded. Attached DOT, Appraisal reflecting condo.	07/27/2026	Cleared per client: Property confirmed as a condo. Supported by appraisal, AUS, condo rider, XXX and DOT.; The issue with the property has been resolved.	07/28/2026	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
MMCA2026SD10368		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/13/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
MMCA2026SD10368		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
MMCA2026SD10368		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/17/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
MMCA2026SD10369		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/23/2026	Acknowledged	FCRE7495	Credit	Verification of Borrower Liabilities Missing or Incomplete	Client Defect- Not Validated- Omission of debts documentation missing - missing supporting documents.			Defect Validated: Investor acknowledges the exception.	07/30/2026		D	D	D	D	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10369		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026		D	D	A	A	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10369		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	07/23/2026		D	D	A	A	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10369		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	07/23/2026		D	D	A	A	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10370		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XXX% Tolerance
Third Party Valuation Product Not Provided or Not Provided Within Tolerance. The FHLMC and FNMA UCDP did not provide risk scores as property is a two unit property. Therefore, a TPV is required for securitization purposes.
																	Third party valuation product provided within tolerance.	08/21/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	C	A	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10370		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2026	Acknowledged	FCRE1130	Credit	Mortgage Insurance Cert Missing	Mortgage Insurance is Present but Mortgage Insurance Cert is missing. Per Letter from the Mortgage Insurance Company on page XXX Policy cannot be issued	Document Uploaded. MI was rescinded because of the original defect. This defect is the original reason why the loan is S&D. Please clear the condition.	08/05/2026	Cleared: The client acknowledged the defect and confirmed the condition, establishing the loan as a scratch-and-dent product.	08/06/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	D	D	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10370		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2026	Acknowledged	FCRE1186	Credit	Audited DTI Exceeds AUS DTI	Audited DTI of XXX% exceeds AUS DTI of XXX%			Defect Validated - Lender acknowledges exception.	07/30/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	C	C	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10370		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/23/2026	Resolved	FCRE1347	Credit	Borrower XXX 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing.	Document Uploaded. Please see attached.	07/27/2026	Borrower XXX 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals XXX).	07/28/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	D	A	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10370		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/23/2026	Resolved	FCRE1358	Credit	Borrower XXX W2/XXX Missing	Borrower XXX W2/XXX Missing.	Document Uploaded. Please see attached.	07/27/2026	Borrower XXX W2/XXX Provided or Not Applicable (Number of Borrowers equals XXX)	07/28/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	D	A	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10370		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	A	A	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10370		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	A	A	D	D	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10371		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2026	Rescinded	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date
Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Look back period after closing shows a disaster declared by FEMA on XX/XX/XXXX for Severe Winter Storm on XX/XX/XXXX through XXX/XXX/XXX. There is not a post disaster inspection showing the property was free of damage. This occurred after closing.
																	Finding rescinded	08/21/2026		D	D	C	A	D	D	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10371		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2026	Rescinded	FPRO0383	Property	FEMA Post Disaster Inspection Report not Provided
The subject property is a FEMA disaster case; however, the inspection report was not provided. Look back period after closing shows a disaster declared by FEMA on XX/XX/XXXX for Severe Winter Storm on XX/XX/XXXX through XXX/XXX/XXX. There is not a post disaster inspection showing the property was free of damage. This occurred after closing.
																	Finding rescinded	08/21/2026		D	D	D	A	D	D	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10371		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/23/2026	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements
Housing History Does Not Meet Guideline Requirements. Client Defect - Not Validated- Cash out refinance seasoning not meet- Title shows property recorded on XX/XX/XXXX the cash out refinance Note date is XX/XX/XXXX Over XXX Months minimum required for seasoning per FNMA
															Property recorded date XX/XX/XXXX /// Cash out refi Note date XX/XX/XXXX = XXX years. Please advise how this does not meet the XXX mos seasoning requirement? thanks	08/03/2026
Client Defect - Not Validated on the S&D report for Cash out refinance seasoning not meet as Title shows property recorded on XX/XX/XXXX - the cash out refinance Note date is XX/XX/XXXX and Over XXX Months minimum required for seasoning per FNMA was met.; Housing History Meets Guideline Requirements.
																		08/04/2026		D	D	C	A	D	D	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10371		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2026	Acknowledged	FCRE7495	Credit	Verification of Borrower Liabilities Missing or Incomplete
Client defect - Validated: Omission of debts documentation missing - missing supporting documents. The AUS shows them omitted however they are self reporting debts for utilities which the lender noted was omitted. The file is missing supporting documentation for the omissions.
																	Defect Validated - Investor acknowledges exception.	07/30/2026		D	D	D	D	D	D	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10371		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2026	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i). TILA 130b Cure Required.  Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Environmental Protection Lien XXX Document Prep XXX and Endorsement XXX (all paid to an affiliate) on LE XXX/XXX/XXX. COC in file dated XX/XX/XXXX references the increase in fees but reason provided "new information requires additional services" is not a valid reason therefore COC was not accepted. Providing a reason for the increase in fees may clear the exception.
															Document Uploaded.	07/27/2026	Valid COC provided; exception resolved; Valid COC provided; exception resolved	07/28/2026		D	D	C	A	D	D	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10371		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2026	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi). TILA 130b Cure Required.  Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of XXX is due to increase from XXX to XXX on LE XXX/XXX/XXX. COC in file dated XX/XX/XXXX references the increase in recording fee but reason provided "new information requires additional services" is not a valid reason therefore COC was not accepted. Providing a reason for the increase in fees may clear the exception.
															Document Uploaded.	07/27/2026	Valid COC provided; exception resolved; Valid COC provided; exception resolved	07/28/2026		D	D	C	A	D	D	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10372		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Due to securitization purposes, a TPV is required even though the loan was approved for a PIW.	We do not order the TPV.	08/03/2026
Third party valuation product provided within tolerance.; Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Due to securitization purposes, a TPV is required even though the loan was approved for a PIW.
																		08/21/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	C	A	C	C	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10372		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/23/2026	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements
Housing History Does Not Meet Guideline Requirements. Client Defect- Validated- Cash out refinance seasoning not met. Title shows property recorded on XX/XX/XXXX the cash out refinance note is XX/XX/XXXX less than XXX Months seasoning minimum required per FNMA Selling Guide
															The defect is the original reason. CA please acknowledge it.	08/03/2026	Lender acknowledged valid defect.	08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	C	C	C	C	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10372		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2026	Acknowledged	FPRO2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product. Per AUS a PIW was approved. However, due to securitization purposes a TPV is required	We do not order the TPV.	08/03/2026	PIW Acknowledged- TPV being ordered to confirm value used at time of origination.	08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	B	B	C	C	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10372		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/13/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	A	A	C	C	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10372		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	A	A	C	C	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10373		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/15/2026	Resolved	FCOM3608	Compliance	Intent to Proceed is Missing	The intent to proceed is missing. Please provide either a signed intent to proceed document or provide the date the borrower gave the lender/broker their intent to proceed	Document Uploaded. Attached	07/31/2026	Proof of Intent to Proceed has been provided.	08/03/2026		D	C	B	A	D	C	C	C	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A
MMCA2026SD10373		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/23/2026	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements
Housing History Does Not Meet Guideline Requirements. Client Defect- Validated- Cash out refinance seasoning not met. Title shows a XXX lien for XXX recorded on XX/XX/XXXX the cash out refinance note is XX/XX/XXXX less than XXX Months seasoning minimum required per FNMA Selling Guide
																	Defect Validated: Client acknowledges the exception.	07/30/2026		D	C	C	C	D	C	C	C	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A
MMCA2026SD10373		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2026	Resolved	FCRE0386	Credit	Borrower XXX Photo Identification not provided	Borrower XXX Photo Identification not provided. Loan file is missing the borrower identification.	Document Uploaded. attached	07/24/2026	Clear per Patriot Act Disclosure provided.; Photo Identification provided.	07/27/2026		D	C	D	A	D	C	C	C	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A
MMCA2026SD10373		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2026	Open	FPRO9990	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Loan file is missing the FHLMC and FNMA UCDP risk score evaluations. For securitization purposes, a TPV is required.	We do not order TPV; Document Uploaded. attached	08/25/2026
FNMA and FHLMC UCDP reports provided. CU score is greater than XX/XX/XXXX and Not Eligible for Collateral R&W. AVM provided does support value and FSD score is greater than allowable score of XXX Additional product will be ordered by CA.; Third Party Valuation Product Not Provided or Not Provided Within Tolerance. AVM with XXX% variance. A Third party Valuation product within XXX% tolerance is required. Exception remains.; According to the provided reports, the CU score is XXX and the FHLMC findings show 'Not Eligible' with an LCA of XXX A TPV is required for securitization purposes.; According to the provided reports, the CU score is XXX and the FHLMC findings show 'Not Eligible' with an LCA of XXX A TPV is required for securitization purposes.
																		08/27/2026		D	C	C	C	D	C	C	C	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A
MMCA2026SD10374		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2026	Acknowledged	FPRO2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product. Waiver was approved by AUS- an AVM current time in file.. TPV in file			Informational Condition, property is a PIW. Final property grade will be a B.	08/04/2026		C	C	B	B	C	C	B	B	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10374		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2026	Acknowledged	FCRE6843	Credit	Asset General
Client Defect- Not Validated- Delivered with; Asset validation - Insufficient assets to close Underwriting Asset Verification Unable to verify/document funds. After review of Borrowers funds, equals to AUS approved amount and Lenders stated assets under XXX verification from Lender as stated under approvals. Funds from Departure home proceeds. funds transferred to XXX account then back XXX account. plus other small account and addition liquid assets from 3rd Buyer under Mortgage and Title; account #XXX all documentation in file, amount as stated and approved XXX funds verified XXX cash to close XXX no reserves needed however after the transaction still XXX available funds. all verified, no evidence of Insufficient assets to close was found.
																	Investor acknowledges defect.	07/28/2026		C	C	C	C	C	C	B	B	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10374		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/14/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026		C	C	A	A	C	C	B	B	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10375		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/13/2026	Resolved	FPRO1137	Property	The appraiser was not licensed (Primary Value)	Primary Value appraiser's license was not effective prior to the Valuation Date or expired prior to the Valuation Date.	Document Uploaded. Please see attached. ; Document Uploaded. Please see attached showing appraiser's license was active.	08/13/2026
ASC only reflects renewed license date. State of IL confirmed appraiser's license in appraisal and provided post audit was effective prior to the Valuation Date. No lapse in license history since XXX/XXX. Condition cleared.; Document Uploaded. ; Copy of license provided from the appraisal report does not clarify effective date of the license to confirm it was active at the time of the inspection on XXX/XXX/XXX. Please provide documentation from the ASC to confirm the license effective date and was active at the time of inspection.
																		08/14/2026		C	C	C	A	C	C	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10375		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/22/2026	Acknowledged	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines. Client Defect- Not Validated- Income not documented – base- Lender provided WVOE & Paystubs.			Investor acknowledges the defect.	07/28/2026		C	C	C	C	C	C	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10375		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/13/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026		C	C	A	A	C	C	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10376		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR Risk: Safe Harbor APOR did not document all ATR UW Factors (APOR SH)	Loan Review Complete	07/23/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Due to securitization purposes, a TPV is required even though the loan was approved for a PIW.			Third party valuation product provided within tolerance.	08/21/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	C	A	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10376		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR Risk: Safe Harbor APOR did not document all ATR UW Factors (APOR SH)	Loan Review Complete	07/16/2026	Acknowledged	FPRO0951	Property	Condo Approval Missing	Condo Approval Missing. Please provide confirmation of project edibility as required by the LP/AUS findings.			Acknowledged, EV2/B	08/20/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	B	B	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10376		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR Risk: Safe Harbor APOR did not document all ATR UW Factors (APOR SH)	Loan Review Complete	07/16/2026	Rescinded	FPRO1500	Property	HOA Questionnaire is Missing	HOA Questionnaire Missing. Please provide for condo review purposes.	Document Uploaded. Property is a detached condo, which requires no review. Please see uploaded XXX	08/05/2026
Exception rescinded. According to Fannie Mae's Selling Guide, a full condo project review—and therefore a standard HOA questionnaire—is waived for detached condo units (site condos) in both new and established projects. Lenders do not need a full project review or standard association certification for these properties, though individual lenders may still request basic insurance or minimal confirmation; HOA Questionnaire Provided.
																		08/06/2026		D	C	D	A	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10376		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR Risk: Safe Harbor APOR did not document all ATR UW Factors (APOR SH)	Loan Review Complete	07/16/2026	Acknowledged	FPRO2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product. Due to securitization purposes a TPV is required.			Informational Condition, property is a PIW. Final property grade will be a B.	08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	B	B	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10376		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR Risk: Safe Harbor APOR did not document all ATR UW Factors (APOR SH)	Loan Review Complete	07/16/2026	Acknowledged	FCRE1186	Credit	Audited DTI Exceeds AUS DTI
Audited DTI of XXX% exceeds AUS DTI of XXX% Client Defect - Validated: Incorrect income calculation base - Income not verified as lender approved. The borrower was promoted prior to closing with an offer letter stating an income of XXX monthly. Therefore Lender used this figure as base income and approved loan with it, however, a post close review shows the borrower actually was only given a base monthly salary of XXX which provides a DTI tolerance issue. Letter of explanation in the file from borrower indicating the difference in base pay after offer presented.
																	Investor acknowledges the defect.	07/28/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	C	C	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10376		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR Risk: Safe Harbor APOR did not document all ATR UW Factors (APOR SH)	Loan Review Complete	07/16/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	A	A	C	C	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A
MMCA2026SD10377		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2026	Resolved	FCRE1186	Credit	Audited DTI Exceeds AUS DTI
Audited DTI of XXX% exceeds AUS DTI of XXX% According to the DU in the AUS in the loan file all debts listed on the credit report and XXX were to be paid at closing. The AUS reflects a Auto loan with a balance of XXX payable to XXX along with another Auto loan payment able to XXX for a balance of XXX The auto loan payable to XXX is not listed on the credit report. There is no evidence these accounts are one in the same. One account was paid at closing, but the other was not and was omitted from the DTI, no evidence of any other supporting documents that support omission. Therefore, this account is the cause of the DTI exceeding the maximum allowed.
															Document Uploaded. Please see attached soft pull credit report to show the loans in question were paid off.	08/04/2026
Received soft pull credit report, which reflects the Auto loan payment able to XXX for a balance of XXX payment of XXX was in faced closed, no balance owed and last active was XXX/XXX/XXX. Therefore, this account does not need to be included in DTI calc. Condition has been Resolved, once account was removed and DTI now in line.; The provided credit report misses data for the XXX XXX account (ending in XXX), showing an XXX monthly payment and a XXX balance per the final XXX leaving the exclusion reason unverified. It also lists an XXX account (ending in XXX) with a XXX payment, a XXX balance, and last activity on XXX/XXX/XXX. Please confirm if this is the same account on the XXX or provide documents to verify its exclusion from the DTI ratio. Condition remains.
																		08/06/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	C	A	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10377		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/22/2026	Acknowledged	FCRE1441	Credit	Delinquent Credit History Does Not Meet Guideline Requirements
Delinquent Credit History Does Not Meet Guideline Requirements. Client Defect- Not Validated- EDP early payment default - pay history for subject loan not provided after loan closed. Therefore, no evidence to verify borrower defaulted.
															The defect is the original reason, please acknowledge it.	08/04/2026	Defect Validated: Client acknowledges the exception.	08/05/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10377		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	A	A	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10377		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	A	A	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10378		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/22/2026	Resolved	FCRE1441	Credit	Delinquent Credit History Does Not Meet Guideline Requirements
Delinquent Credit History Does Not Meet Guideline Requirements. Client Defect- Not Validated - EDP early payment default- this an Investment purchase, borrower has a loan with her primary residence, credit report does not show any derogatory remarks neither the file contains any delinquency statement
															Please clarify where information regarding EDP on first mortgage was received. Payment history for first mortgage shows no delinquent payments	08/03/2026
Cleared as an acknowledged defect. The existing condition categorizes this as a scratch-and-dent loan as credit report does not show any derogatory remarks neither the file contains any delinquency statement.; Delinquent Credit History Meets Guideline Requirements.
																		08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
MMCA2026SD10378		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/13/2026	Resolved	FPRO1137	Property	The appraiser was not licensed (Primary Value)	Primary Value appraiser's license was not effective prior to the Valuation Date or expired prior to the Valuation Date.	Document Uploaded. Appraiser license expiration XX/XX/XXXX	07/31/2026
; Exception resolved as initial certificate provided reflects XX/XX/XXXX as effective date; Primary Value appraiser's license was effective prior to the Valuation Date and expired after the Valuation Date Or Primary Valuation Is Not Selected Or Appraiser License Dates Are Not Provided.
																		08/03/2026	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
MMCA2026SD10378		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/13/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
MMCA2026SD10379		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/22/2026	Acknowledged	FVAL9739	Property	Property/Appraisal General
Property/Appraisal guideline violation: Client Defect- Not Validated- Ineligible Property Safety, Soundness and Structural Integrity- Appraisal completed as is; Property is a XXX  in XXX metro area, they have an special assessment to rebuild common areas such structural parking lot. Plans and Engineering Certifications on file. not adverse comments from the appraiser
															Good afternoon, according to my manager, this condition is invalid, because this condition is the original reason the loan went S&D, please acknowledge it.	08/03/2026
Finding acknowledge, original S&D defect. ; Cleared as an acknowledged defect. The existing condition categorizes this as a scratch-and-dent loan.; Property/Appraisal Meets Guidelines.; Client Defect- Validated due The mortgage file lacked the following required documentation: For the XXX garage engineering assessment evaluation, and engineers’ status of repair email dated XXX, please provide an engineer’s cert /report evidencing all the recommended localized unsafe conditions and structural repairs have been completed. •Are there any mold, water intrusions or potentially damaging leaks to the projects buildings that have not been repaired? Yes [ ] No [ ]***Missing response. •Provide a copy of the noted capital reserve study done in the last three years referenced on the questionnaire.     *  A request was made for the missing documentation; however, to date, no response has been received. The subject loan is not eligible for sale to Freddie Mac.
																		08/17/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	C	C	D	A	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10379		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/17/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. FNMA and FHLMC UCDP did not provide an appraisal risk score. Therefore, a TPV is required.	Good afternoon, according to my manager, this condition is invalid, because this condition is the original reason the loan went S&D, please acknowledge it.	08/03/2026	Cleared as an acknowledged defect. The existing condition categorizes this as a scratch-and-dent loan.	08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	C	A	D	A	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10379		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2026	Resolved	FCRE1316	Credit	Borrower XXX 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing. - XXX days prior to the Note date.	Document Uploaded. please see attached processor cert. with agency XXX lines regarding government shutdown	08/03/2026	Cleared per written statement detailing your verification efforts and confirming the shutdown caused the failure.; Borrower XXX 3rd Party VOE Prior to Close Was Provided.	08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	D	A	D	A	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10379		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	A	A	D	A	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10380		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/22/2026	Acknowledged	FCRE1441	Credit	Delinquent Credit History Does Not Meet Guideline Requirements
Delinquent Credit History Does Not Meet Guideline Requirements. Client Defect- Not Validated-Undisclosed liability- the borrower paid all debt at closing except for the student loan, which was included in the DTI. There is no evidence there was any other debt not included in the DTI and no new debt was acquired prior to closing.
																	Defect Validated: Investor acknowledges debt was discovered on a post close credit report	07/30/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10380		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	A	A	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10380		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2026	Resolved	FCRE8999	Credit	No Credit Findings
LD defect shows an undisclosed account however nothing appears on credit and supplement also does not show an additional debt, all inquires were addressed. The loan meets all applicable credit guidelines.
																	Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	A	A	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10380		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/15/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	A	A	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10381		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/13/2026	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR XXX(a)(XXX))
The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-XXX days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR XXX(a)(XXX)). Documentation required to clear exception: Evidence confirming a copy of the appraisal was provided to the consumer at least XXX-XXX days prior to the consummation date is required, but missing from the file.
															Document Uploaded.	07/31/2026	Evidence of appraisal delivery provided.	08/03/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	B	A	C	C	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10381		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/22/2026	Acknowledged	FCRE1441	Credit	Delinquent Credit History Does Not Meet Guideline Requirements
Delinquent Credit History Does Not Meet Guideline Requirements. Client Defect- Not Validated- Undisclosed liability- Borrower has a total of XXX in charge-offs that is not required to be paid prior to closing or included in DTI. All other liabilities were included in the borrower's DTI and there was no evidence borrower acquired new debt during the loan process or prior to close.
																	Defect Validated: Investor acknowledges undisclosed debt was discovered on a credit report obtained post-closing.	07/30/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	C	C	C	C	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10381		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/13/2026	Resolved	FCRE8999	Credit	No Credit Findings
Note from discrepancy report shows an undisclosed liability however no inquiries appear on credit to warrant a possible new debt, borrower addressed all on the report which appear to be mortgage related research. No documentation in file shows there is a new debt not listed. The loan meets all applicable credit guidelines.
																	Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	A	A	C	C	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10381		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/13/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	A	A	C	C	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10382		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2026	Acknowledged	FPRO2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product. Property Inspection Waiver or Appraisal Waiver used as origination valuation product.			Informational Condition, property is a PIW. Final property grade will be a B.	08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	B	B	C	C	C	C	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A
MMCA2026SD10382		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2026	Acknowledged	FCRE1492	Credit	Cash Out Does Not Meet Guideline Requirements	Cash Out Does Not Meet Guideline Requirements. Client Defect – Validated: XXX month seasoning requirement has not been met. Note date of original loan was XXX/XXX/XXX; new loan note date XX/XX/XXXX			Defect Validated - Investor acknowledges exception.	07/30/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	C	C	C	C	C	C	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A
MMCA2026SD10382		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	A	A	C	C	C	C	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A
MMCA2026SD10382		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/16/2026	Open	FPRO9990	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Due to securitization purposes, a TPV is required even though the loan was approved for a PIW.	We do not order TPV; Provide status on TPV or clear	08/25/2026
CA to order additional product.; CA to order additional product.; Third Party Valuation Product Not Provided or Not Provided Within Tolerance. BPO has a XXX% variance from the XXX value used for the subject loan. A TPV within XXX% tolerance is required. Exception remains.; Third Party Valuation Product Not Provided or Not Provided Within Tolerance. BPO has a XXX% variance from the XXX value used for the subject loan. A TPV within XXX% tolerance is required. Exception remains.; CA to order TPV. Exception remains.
																		08/27/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	C	C	C	C	C	C	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A
MMCA2026SD10383		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. FNMA UCDP has a CU Risk score >XXX at XXX which requires a TPV.			AVM provided that supports value.	08/21/2026		C	C	C	A	C	C	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10383		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/23/2026	Acknowledged	FCRE1186	Credit	Audited DTI Exceeds AUS DTI
Audited DTI of XXX% exceeds AUS DTI of XXX% Client Defect - Monthly payment not properly calculated was validated. B2 is the non-occupant co-borrower, and is helping daughter purchase subject property. B1 does not have any earned income and a lot of student loans. The AUS in the loan file did not include B2 primary residence PITIA and the B1 student loan, monthly payments were calculated utilizing XXX% instead of FNMA requirement of XXX% which is the cause of the DTI exceeding the maximum allowed.
																	Defect Validated: Investor acknowledges the exception.	07/30/2026		C	C	C	C	C	C	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10383		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026		C	C	A	A	C	C	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10383		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/16/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	07/23/2026		C	C	A	A	C	C	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10384		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2026	Resolved	FCRE2994	Credit	DTI (Back) Ratio does not meet eligibility requirement(s)
Client Defect - Not Validated - Delivered with excessive DTI ratio and excluded borrower. After review of the borrower's debt, subject PITIA, income and rental loss, the back end DTI was matched with the DU in the loan file at XXX%. There was no evidence the DTI exceeds XXX% or XXX% after review of all documentation in the loan file.
															Since the back-end DTI matched the DU and no defect was noted, can this condition be cleared to a lower grade?; What is the issue if the back end DTI matches the DU and is still Approve/Eligible?	08/04/2026
Defect is acknowledged," confirming the actual condition and establishing the loan as a scratch-and-dent product. Condition resolved.; Client's comment is acknowledged. According to the XXX S&D Defect worksheet, the defect note states, 'Delivered with excessive DTI ratio.' However, upon review of the borrower's debt, subject PITIA, income, and rental loss, the back-end DTI matched the DU in the loan file at XXX% and no defect was noted.
																		08/05/2026		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
MMCA2026SD10384		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2026	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts.	Exclusionary list defect cause for original S&D. Please acknowledge.	08/04/2026
Defect is acknowledged," confirming the actual condition and establishing the loan as a scratch-and-dent product. Condition resolved.; All Fraud Report Alerts have been cleared or None Exist.; Client Defect- Validated- as the Real Estate Agent does reflect being on the exclusionary list, which lender cleared. Therefore, loan could not be sold to FHLMC.
																		08/05/2026		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
MMCA2026SD10384		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/14/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/23/2026		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
MMCA2026SD10384		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/23/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	07/23/2026		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
MMCA2026SD10385		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/30/2026	Rescinded	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Missing VOR
Mortgage payment history has been verified through the credit report/AUS findings. No additional Verification of Mortgage is required per agency guidelines. The file contains sufficient documentation to verify the borrower's housing payment history.
																08/10/2026	Exception rescinded. Per AUS #XXX; No verification of rental history is required.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	08/11/2026		D	C	D	A	D	C	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10385		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/30/2026	Rescinded	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements. Missing VOR
Mortgage payment history has been verified through the credit report/AUS findings. No additional Verification of Mortgage is required per agency guidelines. The file contains sufficient documentation to verify the borrower's housing payment history.
																08/10/2026	Exception rescinded. Per AUS #XXX; No verification of rental history is required.; Housing History Meets Guideline Requirements.	08/11/2026		D	C	C	A	D	C	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10385		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/30/2026	Acknowledged	FCRE1192	Credit	Audited Reserves are less than AUS Required Reserves (Number of Months)
Audited Reserves of XX/XX/XXXX month(s) are less than AUS Required Reserves of XXX month(s). Client Defect - Defect #XXX: AUS - Asset information not accurate. Auditor Comments: Verified asset amount cannot include proceeds from secondary financing. (see attached). Insufficient Assets to close. Audit Review: Defect not Validated. FHA allows secondary financing from a government recognized agency. XXX is a government recognized agency. Secondary financing closing disclosure page XXX in the amount of XXX to the borrower should be added to assets to cover the required reserves.. File is missing the Note from the secondary financing to determine monthly payment.
															Good afternoon, Per my manager, this condition is invalid, because this condition is the original reason the loan went S&D, please acknowledge it.	08/10/2026	Defect validated: Client acknowledges condition.	08/11/2026		D	C	C	C	D	C	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10385		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/30/2026	Acknowledged	FCRE1191	Credit	Audited Reserves are less than AUS Required Reserves (Dollar Amount)
Audited Reserves of XXX are less than AUS Required Reserves of XXX Client Defect - Defect #XXX: AUS - Asset information not accurate. Auditor Comments: Verified asset amount cannot include proceeds from secondary financing. (see attached). Insufficient Assets to close. Audit Review: Defect not Validated. FHA allows secondary financing from a government recognized agency. XXX is a government recognized agency. Secondary financing closing disclosure page XXX in the amount of XXX to the borrower should be added to assets to cover the required reserves. File is missing the Note from the secondary financing to determine monthly payment.
															Good afternoon, Per my manager, this condition is invalid, because this condition is the original reason the loan went S&D, please acknowledge it.	08/10/2026	Defect validated: Client acknowledges condition.	08/11/2026		D	C	C	B	D	C	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10385		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/30/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	08/04/2026		D	C	A	A	D	C	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10385		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/31/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	08/04/2026		D	C	A	A	D	C	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10386		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2026	Acknowledged	FCRE7495	Credit	Verification of Borrower Liabilities Missing or Incomplete
Client Defect - Not Validated: A recent credit report obtained by Fannie Mae, reported additional installment debt with XXX that was not disclosed in the loan documentation. Including a monthly payment(s) of XXX resulted in a revised DTI ratio of XXX%. Evidence of undisclosed liability not provided.
															This condition was the original defect.	08/06/2026	Cleared as Defect is acknowledged by client, confirming the actual condition and establishing the loan as a scratch-and-dent product	08/07/2026		D	C	D	B	D	B	A	A	C	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C
MMCA2026SD10386		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational Only	08/04/2026		D	C	A	A	D	B	A	A	C	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C
MMCA2026SD10386		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	08/03/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	08/04/2026		D	C	A	A	D	B	A	A	C	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C
MMCA2026SD10386		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2026	Acknowledged	FCOM1604	Compliance
Regulation § XXX(c)(XXX)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.

Regulation § XXX(c)(XXX)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines. Duplicate
																				D	C	C	C	D	B	A	A	C	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C
MMCA2026SD10387		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.			Third party valuation product provided within tolerance.	08/28/2026
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% | Borrower has stable job time - Borrower has XXX years on job. | Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% | Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	B	C	A	D	B	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
MMCA2026SD10387		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2026	Resolved	FCRE9894	Credit	FHA XXX-LT Underwriting Transmittal Summary Not Executed By Underwriter	FHA XXX-LT Underwriting Transmittal Summary Not Executed By Underwriter.	Document Uploaded. see attached	08/11/2026	Cleared per signed FHA XXX-LT Underwriting Transmittal Summary; FHA XXX-LT Underwriting Transmittal Summary Executed By Underwriter.	08/12/2026
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% | Borrower has stable job time - Borrower has XXX years on job. | Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% | Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	B	D	A	D	B	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
MMCA2026SD10387		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2026	Resolved	FCRE9889	Credit	FHA CAIVRS Authorization Missing Or Not Satisfactory	CAIVRS Authorization Missing Or Not Satisfactory.	Document Uploaded. ; Document Uploaded. See the attached as this is what we have in investor package.	08/07/2026	CAIVRS Authorization Provided and Satisfactory.	08/12/2026
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% | Borrower has stable job time - Borrower has XXX years on job. | Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% | Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	B	D	A	D	B	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
MMCA2026SD10387		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2026	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).
															Document Uploaded. Please see attached Refund and tracking.; Are these XXX separate refunds you are requesting? Please clarify.	08/11/2026
Cure package provided to the borrower within XXX days of discovery; exception downgraded to a XXX/B; The zero tolerance total violation was equal to XXX is due to increase from XXX to XXX for the Appraisal Fee. The COC provided does not give detail as to what new information required increase in fee. A partial cure of XXX was already provided at consummation and applied but was enough to cure the violation. Provide either a valid COC for the increase in appraisal fee or an additional cure of $XXX; The zero tolerance total violation was equal to XXX is due to increase from XXX to XXX for the Appraisal Fee. The COC provided does not give detail as to what new information required increase in fee. A partial cure of XXX was already provided at consummation and applied but was enough to cure the violation. Provide either a valid COC for the increase in appraisal fee or an additional cure of $XXX; TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Appraisal Fee. The COC provided does not give detail as to what new information required increase in fee. A partial cure of XXX was provided at consummation but insufficient for full cure.
																		08/12/2026
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% | Borrower has stable job time - Borrower has XXX years on job. | Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% | Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	B	C	B	D	B	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
MMCA2026SD10387		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2026	Acknowledged	123ABJ	Credit	Missing VVOE dated within XXX days consummation	Loan closed XXX/XXX/XXX, VVOE in file dated XX/XX/XXXX	Acknowledged	08/10/2026	Defect validated. Client acknowledges condition.	08/11/2026
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% | Borrower has stable job time - Borrower has XXX years on job. | Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% | Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	B	D	B	D	B	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
MMCA2026SD10387		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2026	Acknowledged	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% Client defect - Validated DTI exceeds program max	Acknowledged	08/10/2026	Cleared: Defect is acknowledged as this is the actual defect making it a scratch and dent loan.	08/11/2026
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% | Borrower has stable job time - Borrower has XXX years on job. | Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% | Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	B	C	B	D	B	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
MMCA2026SD10387		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/30/2026	Rescinded	FCOM1229	Credit	XX/XX/XXXX Family Rider is Missing	XX/XX/XXXX Family Rider is Missing.
Please clear condition as DOT does not indicate any riders.; The recorded Deed of Trust does not indicate any riders were executed or incorporated into the security instrument. Accordingly, there is no executed XX/XX/XXXX Family Rider available to provide. The rental agreements were included in the investor package for the other units.
																08/07/2026	Exception rescinded. The recorded Deed of Trust reflects that no riders were executed or incorporated into the security instrument.	08/10/2026		D	B	D	A	D	B	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
MMCA2026SD10388		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	08/14/2026	Acknowledged	FCRE2800	Credit	Verified Liquid Assets Insufficient For Closing	Verified Liquid Assets are insufficient for closing in the amount of $-XXX. Please provide proof of assets for funds to close.	Original reason for defect. Please acknowledge.	08/25/2026	Investor Acknowledges Defect.	08/27/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10388		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	08/14/2026	Acknowledged	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements. Please provide proof of assets of at least XXX for funds to close.	Original reason for defect. Please acknowledge.	08/25/2026	Investor Acknowledges Defect.	08/27/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10388		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	08/14/2026	Acknowledged	FCRE1254	Credit	Property Title Issue
Property Title Issue. Client Defect - Not Validated: GNMA VA Seasoning requirement is not met. Yes the seasoning is met per credit review. Initial loan closed on XX/XX/XXXX and first payment was XX/XX/XXXX most likely (no supporting docs in the file other than credit report and title) and XXX months of consecutive payments have been made prior to closing of this loan. No late payments on mortgage per credit report in file; also the mortgage statement in file shows current. VA requirement for IRRRL is XXX days between XX/XX/XXXX (first payment date) and XX/XX/XXXX (closing date) and XXX month payment seasoning requirements were met.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10388		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	08/14/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/20/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	C	A	A	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10388		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	08/17/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/20/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	C	A	A	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10389		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	08/03/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.			Third party valuation product provided within tolerance.	08/21/2026
Borrower has stable job time - Borrower has XXX years on job. | Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% | Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% | Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	B	C	A	D	A	D	B	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
MMCA2026SD10389		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	08/21/2026	Acknowledged	FPRO2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product.			Acknowledged, EV2/B finding.	08/21/2026
Borrower has stable job time - Borrower has XXX years on job. | Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% | Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% | Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	B	B	B	D	A	D	B	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
MMCA2026SD10389		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/31/2026	Acknowledged	FCOM5135	Compliance	Missing Required XXX XXX Disclosure
Required XXX XXX Disclosure Missing. Documentation required to clear exception: Please provide proof that the XXX XXX Disclosure was provided prior to closing or provide confirmation that the lender has no affiliates or made no referral of XXX to affiliates.
																	Acknowledged, EV2/B	08/20/2026
Borrower has stable job time - Borrower has XXX years on job. | Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% | Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% | Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	B	B	B	D	A	D	B	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
MMCA2026SD10389		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/31/2026	Acknowledged	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR XXX(a)(XXX))
The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-XXX days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR XXX(a)(XXX)). Documentation required to clear exception: Evidence confirming a copy of the AVM was provided to the consumer at least XXX-XXX days prior to the consummation date is required, but missing from the file.
																	Acknowledged, EV2/B	08/20/2026
Borrower has stable job time - Borrower has XXX years on job. | Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% | Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% | Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	B	B	B	D	A	D	B	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
MMCA2026SD10389		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/31/2026	Acknowledged	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i). Downgraded due to exceeding SOL.

Borrower has stable job time - Borrower has XXX years on job. | Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% | Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% | Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	B	C	B	D	A	D	B	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
MMCA2026SD10389		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	08/03/2026	Rescinded	FPRO9999	Property	VA Notice of Fair Value Missing	VA Notice of Fair Value Missing.
This loan is a VA Interest Rate Reduction Refinance Loan (IRRRL). An appraisal and VA Notice of Value (NOV) are not required under VA IRRRL guidelines. Therefore, no NOV was issued for this transaction. Please remove this condition.
																08/11/2026	Exception rescinded. Documentation is not required for VA Interest Rate Reduction Refinance Loan (IRRRL) loans.; VA Notice of Fair Value Missing.	08/12/2026		D	B	D	A	D	A	D	B	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
MMCA2026SD10389		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	08/03/2026	Rescinded	FCRE9875	Credit	VA XXX-XXX Loan Analysis Missing	VA XXX-XXX Loan Analysis Missing.
This loan is a VA Interest Rate Reduction Refinance Loan (IRRRL). VA Form XXX-XXX (Loan Analysis) is not required for an IRRRL transaction as the loan is exempt from standard VA underwriting requirements applicable to purchase and cash-out transactions. The loan was originated in accordance with VA IRRRL guidelines. Please remove this condition.
																08/11/2026	Exception rescinded. Documentation is not required for VA Interest Rate Reduction Refinance Loan (IRRRL) loans.; VA XXX-XXX Loan Analysis Provided.	08/12/2026		D	B	D	A	D	A	D	B	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
MMCA2026SD10389		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	08/03/2026	Rescinded	FCRE9872	Credit	VA XXX-XXX Request for Determination of Reasonable Value Missing	VA XXX-XXX Request for Determination of Reasonable Value Missing.
This loan is a VA Interest Rate Reduction Refinance Loan (IRRRL). VA Form XXX-XXX, Request for Determination of Reasonable Value, is not required because a VA appraisal and subsequent Notice of Value (NOV) are not required for an IRRRL transaction. The loan was originated in accordance with VA IRRRL requirements. Please remove this condition.
																08/11/2026	Exception rescinded. Documentation is not required for VA Interest Rate Reduction Refinance Loan (IRRRL) loans.; VA XXX-XXX Request for Determination of Reasonable Value Provided.	08/12/2026		D	B	D	A	D	A	D	B	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
MMCA2026SD10389		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	08/03/2026	Rescinded	FCRE9863	Credit	VA DD-XXX Certificate of Release or Discharge from Active Duty Missing	VA DD-XXX Certificate of Release or Discharge from Active Duty.
This loan is a VA Interest Rate Reduction Refinance Loan (IRRRL). A DD-XXX is not a required IRRRL document when VA eligibility has been established through the existing VA-guaranteed loan and/or the Certificate of Eligibility. The loan was originated in accordance with VA IRRRL requirements. Please remove this condition
																08/11/2026	Exception rescinded. Documentation is not required for VA Interest Rate Reduction Refinance Loan (IRRRL) loans.; VA DD-XXX Certificate of Release or Discharge from Active Duty Provided.	08/12/2026		D	B	D	A	D	A	D	B	C	B	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
MMCA2026SD10390		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/31/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.			Third party valuation product provided within tolerance.	08/21/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	A	C	A	B	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10390		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/31/2026	Resolved	FCRE9873	Credit	VA XXX-XXX Counseling Checklist for Military Homebuyers Missing	VA XXX-XXX Counseling Checklist for Military Homebuyers Missing. VA XXX-XXX Counseling Checklist for Military Homebuyers Missing.	Document Uploaded. Please see attached Homeowner's Counseling Checklist	08/05/2026	Cleared per provided List of Homeownership Counseling Organizations disclosure.; VA XXX-XXX Counseling Checklist for Military Homebuyers Provided.	08/21/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	A	C	A	B	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10390		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/31/2026	Acknowledged	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR XXX(a)(XXX))
The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-XXX days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR XXX(a)(XXX)). Documentation required to clear exception: Evidence confirming a copy of the appraisal was provided to the consumer at least XXX-XXX days prior to the consummation date is required, but missing from the file. If borrower waived the XXX day timing requirement, provide an executed appraisal waiver and evidence the appraisal was received the day of close.
																	Acknowledged, EV2/B	08/20/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	B	B	D	A	C	A	B	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10390		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/31/2026	Acknowledged	finding-3635	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi). TILA XXX Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The XXX% tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Lender's title policy, closing protection letter, and endorsement fee. The changes occurred on LE issued XX/XX/XXXX without a valid COC. Although a COC was issued XXX/XXX/XXX. a valid reason was not found. Providing a valid reason for the changes may cure the violation. SOL downgraded
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	B	B	D	A	C	A	B	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10391		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	08/03/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. - Due to loans being securitized a TPV is required.			Third party valuation product provided within tolerance.	08/21/2026	Borrower has stable job time - Borrower has XXX years on job.	C	B	C	A	A	A	C	A	C	B	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10391		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/31/2026	Acknowledged	finding-3652	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The lender credit tolerance violation in the amount of XXX is due to decrease in Lender Credit from XXX to $XXX. The changes occurred on CD 's issued XX/XX/XXXX and XX/XX/XXXX without a valid COC. Providing a valid reason for the changes may cure the violation. SOL expired.
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	A	A	C	A	C	B	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10391		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/31/2026	Acknowledged	finding-3635	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi). TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of XXX is due to increase from XXX to XXX for the lenders title insurance and from XXX to XXX for the closing protection letter. The changes occurred on CD issued XX/XX/XXXX without a valid COC. Although a COC issued XX/XX/XXXX was located, a valid reason for the changes was not found. Providing a valid reason for the changes may cure the violation. SOL expired
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	A	A	C	A	C	B	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10391		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	08/03/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	A	A	C	A	C	B	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10392		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	08/03/2026	Resolved	FCRE1441	Credit	Delinquent Credit History Does Not Meet Guideline Requirements	Delinquent Credit History Does Not Meet Guideline Requirements. Forbearance LOE only page XXX File is missing supporting documentation.	Document Uploaded.	08/11/2026	Cleared per provided loan modification agreement.; Delinquent Credit History Meets Guideline Requirements.	08/21/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	A	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10392		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	08/03/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.			Third party valuation product provided within tolerance.	08/21/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	A	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10392		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	08/03/2026	Resolved	FCRE9869	Credit	VA XXX-XXX Report and Certification of Loan Disbursement Not Executed By Lender	VA XXX-XXX Report and Certification of Loan Disbursement Not Executed By Lender.	Document Uploaded.	08/06/2026	VA XXX-XXX Report and Certification of Loan Disbursement Executed By All Parties.	08/21/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	A	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10392		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	08/03/2026	Acknowledged	finding-3634	Compliance	Charges That Cannot Increase Test
Exceeds SOL, exception downgraded. This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).
																	Final grade is a B.; Informational Only	08/10/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	C	B	D	A	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10393		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/03/2026	Resolved	FCRE9866	Credit	VA XXX-XXX Request for Certificate of Eligibility Missing	VA XXX-XXX Request for Certificate of Eligibility Missing.	Document Uploaded. Hello, Please see attached Cert of eligibility Thank you,	08/18/2026	VA XXX-XXX Request for Certificate of Eligibility Provided.	08/21/2026		D	B	D	A	D	A	C	A	B	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10393		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/03/2026	Resolved	FCRE9874	Credit	VA XXX-XXX Federal Collection Policy Notice Missing	VA XXX-XXX Federal Collection Policy Notice Missing. VA XXX-XXX Federal Collection Policy Notice is Missing.
Document Uploaded. Hello, On pg. XXX of XXX section H - VA Forms XXX-XXX, Federal Collection Policy Notice, and XXX-XXX, Debt Questionnaire, were signed by the veteran and a signed copy of each was furnished to the veteran. (NOTE: These forms are not required for loans in which an URLA and HUD/VA Addendum are used.) Attached HUD Addendum Thank you,; Document Uploaded. Hello, Per our UW VA updated its forms in XXX and consolidated the former VA Form XXX-XXX (Federal Collection Policy Notice) into the revised VA Form XXX-XXX for newer VA loan applications Attached signed XXX-XXX Thank you,
																08/20/2026
VA XXX-XXX Federal Collection Policy Notice Provided.; This loan originated XXX/XXX/XXX, prior to the consolidation of the two forms. The uploaded form does Not include the Federal Collection Policy Notice, so it is still Missing. Please provide the VA XXX-XXX. Exception remains.; VA XXX-XXX Federal Collection Policy Notice Missing.
																		08/21/2026		D	B	D	A	D	A	C	A	B	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10393		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/03/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Third Party Valuation Product not provided.			Third party valuation product provided within tolerance.	08/21/2026		D	B	C	A	D	A	C	A	B	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10393		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/31/2026	Acknowledged	FCOM5135	Compliance	Missing Required XXX XXX Disclosure
Required XXX XXX Disclosure Missing. Documentation required to clear exception: Please provide proof that the XXX XXX Disclosure was provided prior to closing or provide confirmation that the lender has no affiliates or made no referral of XXX to affiliates.
																	Acknowledged, EV2/B	08/20/2026		D	B	B	B	D	A	C	A	B	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10393		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/03/2026	Resolved	FCRE1316	Credit	Borrower XXX 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing. B1 3rd Party VOE prior to close is missing.	Document Uploaded. Hello, Please see attached VOE Thank you	08/18/2026	Borrower XXX 3rd Party VOE Prior to Close Was Provided.	08/20/2026		D	B	D	A	D	A	C	A	B	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10394		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/03/2026	Acknowledged	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR XXX(a)(XXX))
The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-XXX days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR XXX(a)(XXX)). Documentation required to clear exception: Evidence confirming a copy of the appraisal was provided to the consumer at least XXX-XXX days prior to the consummation date is required, but missing from the file.
																	Acknowledged, EV2/B	08/20/2026		D	B	B	B	D	A	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10394		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/04/2026	Resolved	FCRE9866	Credit	VA XXX-XXX Request for Certificate of Eligibility Missing	VA XXX-XXX Request for Certificate of Eligibility Missing.	Document Uploaded. Please see attached.	08/12/2026	Documentation is sufficient. Certificate of Eligibility provided. Exception resolved.; VA XXX-XXX Request for Certificate of Eligibility Provided.	08/14/2026		D	B	D	A	D	A	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10394		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/04/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on this loan. Property and valuations related findings were not identified on the loan.			Informational Only	08/06/2026		D	B	A	A	D	A	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10395		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2026	Acknowledged	FCRE9178	Credit	Borrower has less than XXX FICO scores and does not meet minimum required to be scored.	Borrower has less than XXX FICO scores and does not meet minimum required to be scored.	Acknowledged	08/11/2026
Finding Acknowledged.; Client's comment is acknowledged. However, to waive the condition, please provide compensating factors to support the waiver.; Borrower(s) FICO score meets guidelines.; Borrower has less than XXX FICO scores and does not meet minimum required to be scored.
																		08/21/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	B	B	D	B	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
MMCA2026SD10395		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.			Third party valuation product provided within tolerance.	08/21/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	B	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
MMCA2026SD10395		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2026	Rescinded	FCRE2900	Credit	Borrower Non-XXX Identification Document Missing	Non XXX Borrower is missing Identification Document. Non XXX Borrower is missing Identification Document.	see attached; Document Uploaded. Permanent Resident card was provided in investor package, page XXX-XXX.	08/11/2026	Exception rescinded. Lender provided supporting documentation in original file.; Borrower Identification Document provided.	08/12/2026		D	B	D	A	D	B	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
MMCA2026SD10395		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2026	Rescinded	FPRO9999	Property	VA Notice of Fair Value Missing	VA Notice of Fair Value Missing. VA Notice of Fair Value Missing.	This loan is a VA loan so this docs is not required. Please acknowledge and clear the condition.	08/11/2026	Exception rescinded as the documentation is not required for VA IRRRL Loans.; VA Notice of Fair Value Missing.	08/12/2026		D	B	D	A	D	B	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
MMCA2026SD10395		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2026	Rescinded	FCRE9876	Credit	VA XXX-XXX Debt Questionnaire Missing	VA XXX-XXX Debt Questionnaire Missing. VA XXX-XXX Debt Questionnaire Missing.	UW U and credit report show no delinquents, please clear condition.	08/11/2026	Exception rescinded as the documentation is not required for VA IRRRL Loans.; VA XXX-XXX Debt Questionnaire Provided.	08/12/2026		D	B	D	A	D	B	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
MMCA2026SD10395		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2026	Rescinded	FCRE9875	Credit	VA XXX-XXX Loan Analysis Missing	VA XXX-XXX Loan Analysis Missing. VA XXX-XXX Loan Analysis Missing.	This loan is a VA loan so this docs is not required. Please acknowledge and clear the condition.	08/11/2026	Exception rescinded as the documentation is not required for VA IRRRL Loans.; VA XXX-XXX Loan Analysis Provided.	08/12/2026		D	B	D	A	D	B	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
MMCA2026SD10395		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2026	Rescinded	FCRE9873	Credit	VA XXX-XXX Counseling Checklist for Military Homebuyers Missing	VA XXX-XXX Counseling Checklist for Military Homebuyers Missing. VA XXX-XXX Counseling Checklist for Military Homebuyers Missing.	This loan is a VA loan so this docs is not required. Please acknowledge and clear the condition.	08/11/2026	Exception rescinded as the documentation is not required for VA IRRRL Loans.; VA XXX-XXX Counseling Checklist for Military Homebuyers Provided.	08/12/2026		D	B	D	A	D	B	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
MMCA2026SD10395		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2026	Rescinded	FCRE9872	Credit	VA XXX-XXX Request for Determination of Reasonable Value Missing	VA XXX-XXX Request for Determination of Reasonable Value Missing. VA XXX-XXX Request for Determination of Reasonable Value Missing.	This loan is a VA loan so this docs is not required. Please acknowledge and clear the condition.	08/11/2026	Exception rescinded as the documentation is not required for VA IRRRL Loans.; VA XXX-XXX Request for Determination of Reasonable Value Provided.;	08/12/2026		D	B	D	A	D	B	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
MMCA2026SD10395		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2026	Rescinded	FCRE9866	Credit	VA XXX-XXX Request for Certificate of Eligibility Missing	VA XXX-XXX Request for Certificate of Eligibility Missing. VA XXX-XXX Request for Certificate of Eligibility Missing.	This loan is a VA loan so this docs is not required. Please acknowledge and clear the condition.	08/11/2026	Exception rescinded as the documentation is not required for VA IRRRL Loans.; VA XXX-XXX Request for Certificate of Eligibility Provided.	08/12/2026		D	B	D	A	D	B	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
MMCA2026SD10395		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2026	Rescinded	FCRE9865	Credit	VA XXX-XXX Verification Of VA Benefits Missing	VA XXX-XXX Verification Of VA Benefits Missing. VA XXX-XXX Verification Of VA Benefits Missing.	This loan is a VA loan so this docs is not required. Please acknowledge and clear the condition.	08/11/2026	Exception rescinded as the documentation is not required for VA IRRRL Loans.; VA XXX-XXX Verification Of VA Benefits Provided.	08/12/2026		D	B	D	A	D	B	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
MMCA2026SD10395		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2026	Rescinded	FCRE9864	Credit	VA Child Care Statement Missing	VA Child Care Statement Missing. VA Child Care Statement Missing.	This loan is a VA loan so this docs is not required. Please acknowledge and clear the condition.	08/11/2026	Exception rescinded as the documentation is not required for VA IRRRL Loans and additionally the children are older than XXX years old.; VA Child Care Statement Provided.	08/12/2026		D	B	D	A	D	B	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
MMCA2026SD10395		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2026	Rescinded	FCRE9861	Credit	VA Reserves or National Guard Certification Missing	VA Reserves or National Guard Certification Missing. VA Reserves or National Guard Certification Missing.	This loan is a VA loan so this docs is not required. Please clear the condition.	08/11/2026	Exception rescinded as the documentation is not required for VA IRRRL Loans.; VA Reserves or National Guard Certification Provided.	08/12/2026		D	B	D	A	D	B	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
MMCA2026SD10395		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/30/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
MMCA2026SD10396		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	08/17/2026	Acknowledged	FCRE1254	Credit	Property Title Issue
Property Title Issue. Client Defect - Not validated. GNMA seasoning requirement is not met/violation. The current mortgage originally closed on XX/XX/XXXX which would indicate a first payment due on XX/XX/XXXX and this is the seasoning requirement for the XXX days; which is met. Then the XXX months consecutive payments seasoning is met because the first payment on the modified mortgage is used to verify if requirement is met; this loan modified XX/XX/XXXX and first payment was XX/XX/XXXX and that payment through the XX/XX/XXXX payment was made which is XXX months. The credit report and mortgage statement verify the XX/XX/XXXX payment was due prior to closing.
															Original reason for defect. Please acknowledge.	08/25/2026	Lender Acknowledged original defect.	08/27/2026
Borrower has stable job time - Borrower has XXX years on job. | Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% | Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% | Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10396		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	08/14/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/20/2026
Borrower has stable job time - Borrower has XXX years on job. | Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% | Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% | Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	C	A	A	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10397		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	07/31/2026	Acknowledged	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR XXX(a)(XXX))
The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-XXX days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR XXX(a)(XXX)). Documentation required to clear exception: Evidence confirming a copy of the appraisal was provided to the consumer at least XXX-XXX days prior to the consummation date is required but missing from the file.
																	Acknowledged, EV2/B	08/20/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	B	B	D	A	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10397		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	08/03/2026	Resolved	FCRE9876	Credit	VA XXX-XXX Debt Questionnaire Missing	VA XXX-XXX Debt Questionnaire Missing. VA XXX-XXX Debt Questionnaire Missing.
VA Form XXX-XXX is a lender form, not a VA-required form. VA requires the lender to evaluate the borrower's liabilities, credit history, DTI, and residual income, but VA does not specifically require Form XXX-XXX to accomplish this. That information may be documented through the URLA (XXX), credit report, AUS findings, and VA Loan Analysis (XXX-XXX). Please Escalate and review the VA XXX lines. ; The condition references VA Form XXX-XXX (Debt Questionnaire); however, the form is not required for all VA loans and is only utilized in certain underwriting circumstances. The borrower's liabilities are fully disclosed and documented within the executed URLA (XXX), credit report, and underwriting file. No additional debt information was required to support the underwriting decision. Accordingly, the borrower's indebtedness has been adequately documented, and we respectfully request this condition be cleared.
																08/11/2026
Cleared as client confirms that the executed URLA (Form XXX), a credit report, and a standard underwriting file were used in lieu of the VA XXX-XXX Debt Questionnaire.; VA XXX-XXX Debt Questionnaire Provided.; An executed URLA (Form XXX), a credit report, and a standard underwriting file cannot suffice as a replacement for VA Form XXX-XXX (Debt Questionnaire). The form requires a direct, signed legal attestation by the veteran and co-borrower explicitly covering these specialized federal and past-default risk categories. Exception remains.
																		08/11/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	A	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10397		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	08/03/2026	Resolved	FCRE9865	Credit	VA XXX-XXX Verification Of VA Benefits Missing	VA XXX-XXX Verification Of VA Benefits Missing. VA XXX-XXX Verification Of VA Benefits Missing.
Document Uploaded. Per XXX lines - The borrower's Certificate of Eligibility reflects a VA funding fee exemption. Documentation in the file supports the exemption determination and no additional verification is required. Please review and clear this condition.
																08/05/2026	VA XXX-XXX Verification Of VA Benefits Provided.	08/11/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	A	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10397		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	08/03/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational Only	08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	A	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10398		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/03/2026	Acknowledged	FCRE1442	Credit	Asset XXX Expired	Asset XXX Expired.	This was part of the original defect. We don't see a way to bring the DTI down to XXX% or below given the higher net rental loss that must be included- closing as agree not mitigated	08/06/2026	Defect validated, acknowledged.; Defect is acknowledged by client, confirming the actual condition and establishing the loan as a scratch-and-dent product	08/21/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	C	C	C	C	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10398		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/03/2026	Acknowledged	FCRE1186	Credit	Audited DTI Exceeds AUS DTI	Audited DTI of XXX% exceeds AUS DTI of XXX% Client defect validated. Rental income was incorrectly calculated at origination	This was the original defect.	08/06/2026	Defect is acknowledged by client, confirming the actual condition and establishing the loan as a scratch-and-dent product	08/21/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	C	C	C	C	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10398		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/31/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	A	A	C	C	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10398		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/03/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.			AVM provided that supports value.	09/03/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	C	A	C	C	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10399		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational Only	08/04/2026		D	D	A	A	D	D	A	A	C	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C
MMCA2026SD10399		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/31/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	08/04/2026		D	D	A	A	D	D	A	A	C	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C
MMCA2026SD10399		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2026	Acknowledged	FCOM1604	Compliance
Regulation § XXX(c)(XXX)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.

Regulation § XXX(c)(XXX)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines. Acknowledged missing debt.
																				D	D	C	C	D	D	A	A	C	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C
MMCA2026SD10399		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/30/2026	Acknowledged	FCRE3860	Credit	SCIF Document Missing
This loan is an Risk Assesment is: (LP) with an application date of: (XXX-XXX-XXX) which is after March XXX or this is an FHA loan with an application date after August XXX and therefore a SCIF is required. However, the Supplemental Consumer Information Form is NOT Present. LP AUS Approval verified as Conventional loan.
																				D	D	D	D	D	D	A	A	C	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C
MMCA2026SD10400		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2026	Acknowledged	FCOM1604	Compliance
Regulation § XXX(c)(XXX)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.

Regulation § XXX(c)(XXX)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines. Client Defect - Not Validated. All liabilities on the credit report have been paid off at closing. There is an XXX Account statement on file with a balance of XXX and monthly payment of XXX that was not included. However, the XXX account statement is for internet services and is not required to be included.
															Please clear this condition, there is nothing to be provided	08/11/2026	Client acknowledges Defect and confirmed no documentation to be provided to resolved finding.	08/21/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	C	C	D	A	C	B	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10400		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Third Party Valuation product was not provided.			Third party valuation product provided within tolerance.	08/21/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	C	A	D	A	C	B	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10400		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2026	Rescinded	FCRE7496	Credit	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing evidence to support XXX monthly HOA dues used to qualify.	XXX XXX annually ($XXX monthly), XXX XXX annually ($XXX monthly)	08/06/2026
Exception rescinded as lender provided supporting documentation in the original loan file. HOA is $XXX/XXX = XXX for XXX + $XXX/XXX = XXX for XXX with total being XXX monthly HOA fees on subject property
																		08/07/2026		D	C	D	A	D	A	C	B	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10400		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/03/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	A	A	D	A	C	B	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10400		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2026	Acknowledged	FPRO2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product. Per the AUS Approval. The loan was approved with a Property Inspection Waiver (PIW).					Borrower has stable job time - Borrower has XXX years on job.	D	C	B	B	D	A	C	B	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C
MMCA2026SD10401		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/03/2026	Rescinded	FCRE7495	Credit	Verification of Borrower Liabilities Missing or Incomplete
Client Defect - Not Validated. Missing documentation for liability. XXX liability paid in full prior to closing. Paid in full letter in file. New auto loan opened, sales agreement provided, debt reporting on credit and was considered in the qualifying ratios.
															Document Uploaded. Hello, Please see the attached PIF letter. Can I get a better explanation of what is need on this one? Thank you, Thank you,	08/18/2026	Follow up Audit does not see the need for this Exception. XXX liability paid in full prior to closing and new Amoco FCU auto loan already reporting. Exception rescinded.	08/20/2026		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
MMCA2026SD10401		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/03/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
MMCA2026SD10401		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/03/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational Only	08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
MMCA2026SD10402		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/31/2026	Cured	finding-3652	Compliance	Lender Credits That Cannot Decrease Test
TILA XXX Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, or Valid COC. The lender credit tolerance violation in the amount of XXX is due to decrease in Lender Credit from XXX on the LE dated XX/XX/XXXX to XXX on the CD dated XXX/XXX/XXX. The change occurred without a COC or other supporting documentation. This loan failed the lender credits that cannot decrease test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i).
															Document Uploaded. please see attached TRID Cure; Document Uploaded. please see attached COC	08/12/2026
Cure package provided to the borrower within XXX days of discovery; exception downgraded to a XXX/B; Cure package provided to the borrower within XXX days of discovery; exception downgraded to a XXX/B; receipt of an invoice is not considered a valid COC for a reduction in lender credits.
																		08/13/2026		D	B	C	B	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
MMCA2026SD10402		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/30/2026	Acknowledged	FCRE1964	Credit	Missing income documentation
Client Defect - Not Validated. Missing income documentation. Borrower used new employment to qualify. Started new job on XXX/XXX/XXX. Validated with Work Number. WVOE on FNMA Form XXX was provided containing YTD income and semi-monthly pay. There were no previous years W2 statements for the Borrower as Borrower has been S/E on Schedule C since XXX Tax Returns are on file for XXX and XXX and is currently still working that job. Income was positive, but not used to qualify.
															Good afternoon, Per my manager, this condition is invalid, because this condition is the original reason the loan went S&D, please acknowledge it. Thanks	08/10/2026	Cleared: Defect is acknowledged as this is the actual defect making it a scratch and dent loan.	08/11/2026		D	B	D	B	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
MMCA2026SD10402		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/03/2026	Resolved	FCRE1130	Credit	Mortgage Insurance Cert Missing	Mortgage Insurance is Present but Mortgage Insurance Cert is missing. Missing	Document Uploaded. Mortgage insurance cert attached. Thanks	08/07/2026	Cleared per provided PMI certificate ; Mortgage Insurance is Present and Mortgage Insurance Cert has been provided or Mortgage Insurance is not Present.	08/10/2026		D	B	D	A	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
MMCA2026SD10402		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/30/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational Only	08/04/2026		D	B	A	A	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
MMCA2026SD10403		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/27/2026	Acknowledged	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines
Income and Employment Do Not Meet Guidelines. Client Defect – Validated: Strawbuyers – misrepresentation - Income calculation - XXX by family member or interested party income was calculated incorrectly. Potential employment fraud and/or working for a family member--The previous address on the loan application matches employers mailing address.
															Original defect. Please acknowledge. Thank you	08/04/2026	Defect is acknowledged," confirming the actual condition and establishing the loan as a scratch-and-dent product	08/05/2026		C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10403		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/27/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	08/04/2026		C	C	A	A	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10403		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/28/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	08/04/2026		C	C	A	A	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10404		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Curative	07/27/2026	Acknowledged	FCRE1185	Credit	AUS Partially Provided
AUS Partially Provided. Client Defect Not Validated - Defect appears to be using post closing LP Findings Refer submission # XXX Loan closed with LP Accept Findings Submission #XXX. This is also noted on XXX and in the Underwriting Decision.
															Good afternoon, according to my manager, this condition is invalid, because this condition is the original reason the loan went S&D, please acknowledge it.	08/03/2026	Acknowledged defect. ; Cleared as an acknowledged defect. The existing condition categorizes this as a scratch-and-dent loan."; AUS is not incomplete.	08/21/2026		D	D	D	D	D	D	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A
MMCA2026SD10404		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Curative	07/26/2026	Resolved	FCRE9890	Credit	FHA HUD Limited Denial Of Participation Search Missing	FHA HUD Limited Denial Of Participation Search Missing. Provide FHA HUD Limited Denial Of Participation Search	Document Uploaded. please see attached LDP search	08/04/2026	Cleared per provided FHA HUD Limited Denial Of Participation Search Provided..; FHA HUD Limited Denial Of Participation Search Provided.	08/05/2026		D	D	D	A	D	D	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A
MMCA2026SD10404		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Curative	07/28/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	08/04/2026		D	D	A	A	D	D	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A
MMCA2026SD10404		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Curative	07/27/2026	Open	FPRO9990	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Collateral Risk and/or LPA Score do not meet guidelines. Provide required third-party valuation product.			Products ordered, pending receipt.	08/27/2026		D	D	C	C	D	D	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A
MMCA2026SD10405		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/27/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
MMCA2026SD10405		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/27/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
MMCA2026SD10405		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/27/2026	Resolved	FCRE1285	Credit	Borrower XXX IRS Transcripts Do Not Match Income Docs	Borrower XXX IRS Transcripts Do Not Match Income Docs. Client Defect – Validated: XXX Wage Transcript does not evidence income from XXX	This condition is the reason the loan is S&D. Please acknowledge and clear.	08/03/2026
Cleared as an acknowledged defect. The existing condition categorizes this as a scratch-and-dent loan.; Borrower XXX IRS Transcripts Do Not Match Income Docs Condition Resolved or Not Applicable (Number of Borrowers equals XXX).
																		08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
MMCA2026SD10406		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/27/2026	Acknowledged	FPRO1136	Property	Subject property appraisal is not on an as-is basis (Primary Value)
Primary Value Subject Property Appraisal is not on an As-Is Basis. Primary Value Appraisal has expired per guidelines and requires the 1004D Appraisal Summary Update Report to support value of subject property
															Appraisal issue was original finding; Appraisal issue was original finding	08/04/2026
Finding is acknowledged as it is the actual defect per Scratch & Dent report; Primary Value Subject Property Appraisal is not on an As-Is Basis.; Finding is acknowledged as it is the actual defect per Scratch & Dent report
																		08/17/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	C	C	D	A	C	C	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10406		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/27/2026	Acknowledged	FPRO1245	Property	Appraisal is Expired
Primary Value Appraisal has expired per guidelines required document age and the 1004D Appraisal Summary Update Report has not been provided.  Client Defect - The appraisal is XXX old, exceeding the FHA threshold CR UW Audit Review - Client Defect Validated Primary Value Appraisal dated XX/XX/XXXX (page XXX) has expired per guidelines - over XXX days from XX/XX/XXXX Note date. Provide 1004D Appraisal Summary Update Report to verify value of subject property has not change
															Appraisal issue was original finding; This finding is the original defect. Please acknowledge	08/04/2026
Finding is acknowledged as it is the actual defect per Scratch & Dent report; Primary Value Appraisal has expired per guidelines required document age and the 1004D Appraisal Summary Update Report has not been provided.; Finding is acknowledged as it is the actual defect per Scratch & Dent report
																		08/17/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	C	C	D	A	C	C	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10406		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/27/2026	Acknowledged	FPRO9990	Property	Third Party Valuation Product Not Provided within XXX% Tolerance
Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Provide FMNA and FHLMC UCDP summary reports showing scoring not performed on non-UAD form type (XXX/XXX). Provide required third-party valuation product.
															Appraisal issue was original finding; Appraisal issue was original finding	08/04/2026
Finding is acknowledged as it is the actual defect per Scratch & Dent report; Third Party Valuation Product Not Provided or Not Provided Within Tolerance.; Finding is acknowledged as it is the actual defect per Scratch & Dent report
																		08/17/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	C	C	D	A	C	C	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10406		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/26/2026	Rescinded	FCOM1229	Credit	XX/XX/XXXX Family Rider is Missing	XX/XX/XXXX Family Rider is Missing. Missing Rider. Provide executed XX/XX/XXXX Family Rider	XX/XX/XXXX Family rider is not required on FHA loans	08/03/2026	The Federal Housing Administration does not officially publish or mandate a standard XXX–XXX Family Rider. Exception rescinded.	08/04/2026		D	C	D	A	D	A	C	C	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10406		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/27/2026	Resolved	finding-776	Compliance	XXX Predatory Loan DTI Presumption Test
This loan failed the predatory loan DTI presumption test. (XXX. Code, Ch. XXX Art. V Div. XXX Subd. I Sec. XXX-XXX(a) "Predatory loan" (XXX) he loan is a threshold loan and the debt-to-income (DTI) ratio of the obligor(s) exceeds XXX% or was not provided. The DTI ratio is one of several factors that should be considered when making any predatory loan LEASE NOTE: This result is not a determination that the lender reasonably believes at the time the loan is made that the borrower will be able to make the scheduled payments associated with the predatory loan.
															Document Uploaded. We have an approved AUS in the file and Mavent is passing	08/03/2026	Excluded tax service fee per the regulation; exception resolved	08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	C	A	D	A	C	C	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10406		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/27/2026	Resolved	finding-773	Compliance	XXX Threshold Loan Points and Fees Test
This loan failed the threshold loan points and fees test. (XXX. Code, Ch. XXX Art. V Div. XXX Subd. I Sec. XXX-XXX(a) "Threshold loan" (XXX) he total points and fees of the mortgage exceed XXX% of the total loan amount in the case that the loan amount is XXX or greater, or XXX in the case that the loan amount is less than XXX Cure required: Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery. The following fees were included in the calculation: Lender's Title Insurance Policy paid by Borrower: XXX Loan Origination Fee paid by Borrower: XXX MERS Registration Fee paid by Borrower: XXX Points - Loan Discount Fee paid by Borrower: XXX Settlement or Closing Fee paid by Borrower: XXX Tax Service Fee paid by Borrower: XXX Title Closing Protection Letter (CPL) [ Closing Protection Letter Fee ] paid by Borrower: XXX
															Document Uploaded. Please see passing Mavent	08/03/2026	Excluded tax service fee per the regulation; exception resolved	08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	C	A	D	A	C	C	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10406		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/27/2026	Resolved	finding-764	Compliance	XXX Threshold Loan Points and Fees Test
This loan failed the threshold loan points and fees test. (Municipal Code of XXX § XX/XX/XXXX he total points and fees of the mortgage exceed XXX% of the total loan amount in the case that the loan amount is XXX or greater, or XXX in the case that the loan amount is less than XXX Cure required: Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery. The following fees were included in the calculation: Lender's Title Insurance Policy paid by Borrower: XXX Loan Origination Fee paid by Borrower: XXX MERS Registration Fee paid by Borrower: XXX Points - Loan Discount Fee paid by Borrower: XXX Settlement or Closing Fee paid by Borrower: XXX Tax Service Fee paid by Borrower: XXX Title Closing Protection Letter (CPL) [ Closing Protection Letter Fee ] paid by Borrower: XXX
															Document Uploaded. Please see passing Mavent	08/03/2026	Excluded tax service fee per the regulation; exception resolved	08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	C	A	D	A	C	C	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10406		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/27/2026	Resolved	finding-767	Compliance	XXX Predatory Loan DTI Presumption Test
This loan failed the predatory loan DTI presumption test. (Municipal Code of XXX § XXX-XXX-XXX(b) "Predatory Loan" (XXX) he loan is a threshold loan and the debt-to-income (DTI) ratio of the obligor(s) exceeds XXX% or was not provided. The DTI ratio is one of several factors that should be considered when making any predatory loan LEASE NOTE: This result is not a determination that the financial institution reasonably believes at the time the loan is made that the borrower will be able to make the scheduled payments associated with the predatory loan.
															Document Uploaded. We have an approved AUS in the file and Mavent is passing	08/03/2026	Excluded tax service fee per the regulation; exception resolved	08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	C	A	D	A	C	C	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10406		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/27/2026	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the transfer taxes. Transfer taxes initially increased on LE XX/XX/XXXX and there is a COC in file dated XXX/XXX/XXX, however the reason "information relied on become inaccurate" is not a valid reason was therefore not accepted. Providing a valid reason for the increase may clear the exception. There was a cure for XXX provided on the Post close CD, however the transfer taxes on the post close CD were increased to XXX and the cure was applied to that increase.
															Document Uploaded. Please see attached COC	07/30/2026	Valid COC provided; exception resolved	07/31/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	C	A	D	A	C	C	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10406		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Safe Harbor (FHA SH)	Loan Review Complete	07/27/2026	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi). TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of XXX is due to increase from XXX to XXX for the for the recording fee. Recording fee initially increased on LE XX/XX/XXXX and there is a COC in file dated XXX/XXX/XXX, however the reason "information relied on become inaccurate" is not a valid reason was therefore not accepted. Providing a valid reason for the increase may clear the exception.
															Document Uploaded. Please see COC	07/30/2026	Valid COC provided; exception resolved	07/31/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	C	A	D	A	C	C	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10407		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/27/2026	Rescinded	FCRE1189	Credit	Audited HCLTV Exceeds AUS HCLTV	Audited HCLTV of XXX% exceeds AUS HCLTV of XXX% Auditors HCLTV XXX Lenders XXX CLTV XXX% AUS XXX% rounded down	Hello, Per UW - all figures are matching- loan amount, appraised value, interest rate- XXX shows XXX% and LPA shows XXX% Thank you,	08/12/2026	Documentation in file is sufficient. LTV/CLTV acceptable. AUS rounding. Exception rescinded.; Audited HCLTV of XXX% is less than or equal to AUS HCLTV of XXX%	08/14/2026		D	D	C	A	D	D	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A
MMCA2026SD10407		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/27/2026	Rescinded	FCRE1188	Credit	Audited CLTV Exceeds AUS CLTV	Audited CLTV of XXX% exceeds AUS CLTV of XXX% Auditors CLTV XXX Lenders XXX CLTV XXX% AUS XXX% rounded down	Hello, Per UW - all figures are matching- loan amount, appraised value, interest rate- XXX shows XXX% and LPA shows XXX% Thank you,	08/12/2026	Documentation in file is sufficient. LTV/CLTV acceptable. AUS rounding. Exception rescinded.; Audited CLTV of XXX% is less than or equal to AUS CLTV of XXX%	08/14/2026		D	D	C	A	D	D	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A
MMCA2026SD10407		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/27/2026	Rescinded	FCRE1187	Credit	Audited LTV Exceeds AUS LTV	Audited LTV of XXX% exceeds AUS CLTV of XXX% Auditors LTV XXX Lenders XXX CLTV XXX% AUS XXX% rounded down	Hello, Per UW - all figures are matching- loan amount, appraised value, interest rate- XXX shows XXX% and LPA shows XXX% Thank you,	08/12/2026	Documentation in file is sufficient. LTV/CLTV acceptable. AUS rounding. Exception rescinded.; Audited LTV of XXX% is less than or equal to AUS CLTV of XXX%	08/14/2026		D	D	C	A	D	D	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A
MMCA2026SD10407		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/27/2026	Acknowledged	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
Missing verification of taxes, insurance, and/or HOA fees for non-subject property. Client Defect – Validated: Borrower owns additional REO XXX XXX XXX, XXX There is a tax bill in this file located on page XXX that also reflects HOA payments which are illegible. No evidence provided that property is owned free and clear. Please provide legible documentation to support all applicable expenses. Mortgage, Insurance, Taxes and HOA assessment.

Hello, This is a part of the is the original reason the loan went S&D, can we acknowledge this one please Thank you, Original defect - Defect: LOE - Letter of explanation - Missing - Auditor Comments: Provide a signed letter of explanation from the borrower, along with documentation, regarding the property appearing on the DV report but not reflected on the F1003 (XXX XXX, XXX XXX). If this property is still owned and there is an undisclosed mortgage, include evidence of ownership status and any associated mortgage debt.
																08/05/2026	Cleared: The client acknowledged the defect and confirmed the condition, establishing the loan as a scratch-and-dent product.	08/06/2026		D	D	D	D	D	D	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A
MMCA2026SD10407		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/27/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	08/04/2026		D	D	A	A	D	D	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A
MMCA2026SD10407		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Curative	07/27/2026	Open	FPRO9990	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.			Products ordered, pending receipt.	08/27/2026		D	D	C	C	D	D	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A
MMCA2026SD10408		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Rebuttable Presumption (FHA RP)	Curative	07/27/2026	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines
Income and Employment Do Not Meet Guidelines.  Client Defect - Debt ratio exceeds program max. CR UW Audit Review - Client Defect Validated - VVOE dated XX/XX/XXXX on page XXX verified B2 employment was terminated on XXX/XXX/XXX. Income/Employment documentation was not updated prior to loan closing on XXX/XXX/XXX. No documentation from the borrower indicating a change of employment and no employment letter from new employer were provided prior to Note Date and Final CD both dated XXX/XXX/XXX. This would result in an ineligible qualifying income. Post closing WVOE (page XXX) verified on XX/XX/XXXX B2 changed jobs and began new job on XXX/XXX/XXX. The Final XXX only has the one current employer from XXX/XXX/XXX. Loan documents at time of closing do support Borrower XXX was XXX. VVOE dated XX/XX/XXXX verified employment terminated on XXX/XXX/XXX. Final CD and Note dated XX/XX/XXXX
															Document Uploaded. XXX XXX; Document Uploaded. WVOE	08/03/2026
Cleared per updated Final XXX and WVOE; Income and Employment Meet Guidelines.; Documentation received is acknowledged. Please provide an updated Final XXX reflecting Borrower XXX's new employment per the provided WVOE. Condition retained.
																		08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	C	A	D	A	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10408		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Rebuttable Presumption (FHA RP)	Curative	07/28/2026	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test
No Cure required. HPML with established escrows and appraisal requirements met. Exception downgraded to a A. This loan failed the higher-priced mortgage loan test. (12 CFR § XXX(a)(XXX) sing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z while the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
															Document Uploaded. Mavent	07/30/2026	Lender confirms originated as hpml	07/31/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	A	A	D	A	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10408		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Rebuttable Presumption (FHA RP)	Curative	07/27/2026	Resolved	FCRE3978	Credit	Missing Letter of Explanation (Credit)	Provide evidence that no new open tradelines resulted from credit inquiries on XX/XX/XXXX from XXX and on XX/XX/XXXX from XXX	Document Uploaded. Credit Inquiry Explanation Letter	07/30/2026	Cleared per Credit Inquiry Explanation Letter confirming no new debt was obtained.	07/31/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	D	A	D	A	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10408		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Rebuttable Presumption (FHA RP)	Curative	07/27/2026	Resolved	FCRE1184	Credit	AUS Not Provided	Missing AUS. DU finding provided are dated XX/XX/XXXX are post closing. Provide DU Approve Eligible findings dated on or prior to Note Date used in final approval	Document Uploaded. AUS prior to the Note	07/30/2026	Cleared per provided AUS submitted before closing; AUS is not missing.	07/31/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	D	A	D	A	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10408		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: FHA Rebuttable Presumption (FHA RP)	Curative	07/27/2026	Open	FPRO9990	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Missing Collateral Risk and/or LCA Score. Provide required third-party valuation product.	We do not order the third-party valuation.	08/03/2026	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Missing Collateral Risk and/or LCA Score. Provide required third-party valuation product.	08/04/2026	Borrower has stable job time - Borrower has XXX years on job.	D	C	C	C	D	A	C	C	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10409		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2026	Acknowledged	FPRO1501	Property	HOA Questionnaire is Incomplete
HOA Questionnaire incomplete. Client Defect - Validated: Missing required Co-op documents. Review finds some of the required documents to be in the file, however, lender did not specify which documents were missing.
																	Acknowledged, EV2/B	08/20/2026	Borrower has stable job time - Borrower has XXX years on job.	C	B	B	B	C	A	B	B	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
MMCA2026SD10409		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/09/2026	Resolved	FCRE1253	Credit	Missing Property Tax Cert
Missing Property Tax Cert. The Client Defect validated-Missing Property Tax Cert. Property is Co-Operative and cannot determine if the taxes are included in the monthly association fee. It appears this is the case based on closing disclosure.
															Document Uploaded.	08/18/2026	Property Tax Cert Provided.; Client uploaded copy of Revenue and Expense report to show property taxes are included in the Co-Op Monthly fee. Exception resolved.	08/20/2026	Borrower has stable job time - Borrower has XXX years on job.	C	B	C	A	C	A	B	B	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
MMCA2026SD10409		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/10/2026	Acknowledged	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR XXX(a)(XXX))
The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-XXX days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR XXX(a)(XXX)). Documentation required to clear exception: Evidence confirming a copy of the appraisal was provided to the consumer at least XXX-XXX days prior to the consummation date is required, but missing from the file.
																	EV2/B finding, acknowledged.	08/17/2026	Borrower has stable job time - Borrower has XXX years on job.	C	B	B	B	C	A	B	B	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
MMCA2026SD10411		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/10/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/17/2026	Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
MMCA2026SD10411		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/17/2026	Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
MMCA2026SD10411		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2026	Acknowledged	FPRO0951	Property	Condo Approval Missing
Condo Approval Missing. Client Defect - Validated: Condo approval was not in the file or the condo did not meet lender requirements. Lender audit shows comment that the condo project is "unavailable" per FNMA, which is correct per the FNMA condo report and it is required to be "available". The reason noted on the FNMA report is that the reserves are not confirmed within the last XXX years. The Condo questionnaire and budget docs were not found in the file due to the DU finding showing allowed waiver of project review.

S&D Defect Validated. ; Condo Approval missing or incomplete. Client Defect - Validated: Condo approval was not in the file or the condo did not meet lender requirements. Lender audit shows comment that the condo project is "unavailable" per FNMA, which is correct per the FNMA condo report and it is required to be "available". The reason noted on the FNMA report is that the reserves are not confirmed within the last XXX years. The Condo questionnaire and budget docs were not found in the file due to the DU finding showing allowed waiver of project review.
																		08/17/2026	Borrower has stable job time - Borrower has XXX years on job.	B	B	B	B	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
MMCA2026SD10412		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	08/12/2026	Resolved	FCRE4989	Credit	Collections, liens or judgments not paid at closing
Client Defect - Not validated - Title reflects an outstanding judgement. XXX will not approve a loan with an outstanding judgment. After review of the Title Commitment and the Final Title policy for subject property, dated XX/XX/XXXX in the loan file, there is no evidence of an outstanding judgement on title.
															Document Uploaded. Please see Final Title Policy showing NO outstanding judgements or judgment liens affecting the subject property.	08/19/2026	Investor confirms Final Title Policy provided showing NO outstanding judgments or judgment liens affecting the subject property.	08/21/2026		C	C	C	A	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10412		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	08/12/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/17/2026		C	C	A	A	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10412		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: VA Safe Harbor (VA SH)	Loan Review Complete	08/12/2026	Acknowledged	FCRE3798	Credit	Product Type does not meet eligibility requirement(s)
Client Defect Validated - XXX is non-delegated for this program and lender did not obtain pre-closing approval as required. Investor will not purchase without this pre-closing approval. The loan file did not contain the required pre-closing approval for VA loans.
																	S&D defect validated.	08/17/2026		C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10413		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/13/2026	Acknowledged	FCRE1185	Credit	AUS Partially Provided
AUS Partially Provided. Client defect not validated - AUS Decision recommendation is Refer/Caution due to the school taxes reflect on the tax cert were added after closing. The DTI is still within the required parameters adding the tax information to DTI.
															the defect is the original reason.. please acknowledge it.	08/19/2026	Investor Acknowledged Defect. Okay to Acknowledge per management.	08/21/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	D	D	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10413		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/17/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	A	A	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10413		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	08/17/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	A	A	D	D	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A
MMCA2026SD10414		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2026	Acknowledged	FCRE1186	Credit	Audited DTI Exceeds AUS DTI
Audited DTI of XXX% exceeds AUS DTI of XXX% Client Defect: Validated: Undisclosed liabilities - missing supporting documentation at time of closing. The bank statements show XXX payments on both bank statements for XXX totaling XXX ($XXX + $XXX) each month withdrawn. Also a noted Affirm account opened in month of closing of loan which neither were counted into DTI by the lender. Added into DTI shows the DTI as exceeding LP DTI approval.
																				C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10414		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/17/2026		C	C	A	A	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10414		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/17/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/17/2026		C	C	A	A	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10415		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2026	Resolved	FCRE7496	Credit	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments
The subject loan was approved with an additional XXX in monthly housing expenses per Transmittal Form XXX which represents Borrower XXX's rent payment. However, documentation is missing to support the payment.
															Document Uploaded. Hello, Please see updated XXX Thank you,; Document Uploaded. Hello, Please see attached Rent Docs Thank you,	08/20/2026	; The attached lease agreement is Not for B2 Primary Rental residence at XXX XXX. Please provide evidence of Rent payments for B2 Primary Rental residence at XXX XXX for $XXX. Exception remains.	08/21/2026		D	C	D	A	D	C	B	B	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B
MMCA2026SD10415		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2026	Acknowledged	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR §XXX(f)(XXX)(ii) he initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or "In Person" and the initial closing disclosure delivery date is less than three XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three XXX days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(XXX)(i) no later than three XXX days before consummation. Without evidence of receipt, using the mailbox rule, it is assumed the disclosure dated XX/XX/XXXX was not received by the consumer at least XXX days prior to the consummation date, XXX/XXX/XXX. The violation can be cured by providing proof of delivery/receipt of Initial CD at least XXX days prior to closing. SOL expired
																	SOL expired, finding downgraded to EV2/B	08/17/2026		D	C	B	B	D	C	B	B	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B
MMCA2026SD10415		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2026	Acknowledged	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §XXX(e)(XXX)(i) he loan contains charges that exceed the good faith determination according to §XXX(e)(XXX)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(XXX)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to addition of the Notary fee of XXX and Doc Prep Fee of XXX to Final CD issued XX/XX/XXXX without a valid COC, addition of Title - Signing Fee to PCCD issued XXX/XXX/XXX. SOL expired
																	SOL expired, finding downgraded to EV2/B	08/17/2026		D	C	B	B	D	C	B	B	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B
MMCA2026SD10415		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/13/2026	Acknowledged	FCOM9186	Compliance	eSigned Documents Consent is Missing
The eSigned consent disclosure is missing. The eSigned documents consent is missing. Documentation required. 1st e-signed document in the file is dated XXX/XXX/XXX, however missing proof of e-consent dated XX/XX/XXXX or before.
																				D	C	B	B	D	C	B	B	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B
MMCA2026SD10415		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/13/2026	Acknowledged	FCRE1254	Credit	Property Title Issue
Property Title Issue. Client Defect Validated: Loan Not in First Lien Position. The loan numbers for the properties listed on the Final XXX were transposed. Specifically, the mortgage statement for the subject property at XXX XXX, reflects an account number of XXX and a balance of $XXX. Meanwhile, the REO property at XXX XXX, has a loan number of XXX and an outstanding balance of $XXX. Due to the transposition, the lender erroneously paid off the REO property instead of the subject property. Additionally, the lender included the PITIA in the debt-to-income (DTI) ratio, leaving the subject property with two open liens.
																				D	C	C	C	D	C	B	B	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B
MMCA2026SD10415		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/11/2026	Acknowledged	FPRO2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product. Verified per DU Approval. Loan approved with a Property Inspection Waiver (PIW) SFC XXX						D	C	B	B	D	C	B	B	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	D	D	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B	C	C	B	B
MMCA2026SD10419		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/25/2026	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test
This loan failed the higher-priced mortgage loan test. (12 CFR § XXX(a)(XXX) sing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z while the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §XXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure required. HPML with established escrows and appraisal requirements met. Exception downgraded to a .
																	Informational	08/27/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	C	A	A	A	C	C	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10419		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/26/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	08/26/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	A	A	A	A	C	C	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10419		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/25/2026	Acknowledged	FVAL5474	Property	Condo project is ineligible
S&D Defect Validated: Condo - Approval was not in the file or the Condo did not meet lender requirements. Subject property is a Manufactured home located within the XXX/XXX XXX Park. Per FNMA guidelines, A manufactured home with HOA fees generally requires a project review, master H06 policy and questionnaire if it is located inside a condominium or planned unit development (PUD) project. The CPM, Master Policy and HOA Questionnaire were not provided.
																			Borrower has stable job time - Borrower has XXX years on job.	C	C	C	C	A	A	C	C	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10419		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	08/25/2026	Open	FPRO9990	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Third Party Valuation Product Not Provided or Not Provided Within Tolerance.			Third Party Valuation Product Not Provided or Not Provided Within Tolerance.; Informational	08/27/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	C	A	A	A	C	C	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
MMCA2026SD10420		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/25/2026	Acknowledged	FPRO1500	Property	HOA Questionnaire is Missing	HOA Questionnaire Missing. HOA Questionnaire Missing.			S&D Defect Validated, finding acknowledged.	08/27/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	D	D	A	A	D	D	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A
MMCA2026SD10420		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/25/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/27/2026	Borrower has stable job time - Borrower has XXX years on job.	D	D	A	A	A	A	D	D	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A
MMCA2026SD10420		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/26/2026	Acknowledged	FVAL5474	Property	Condo project is ineligible	Lender Defect validated as = Condo Project Status is unavailable and in no evidence the lender obtained a full or limited approval to meet guideline requirements.					Borrower has stable job time - Borrower has XXX years on job.	D	D	C	C	A	A	D	D	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A
MMCA2026SD10416		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/20/2026	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than XXX% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §XXX(e)(XXX)(ii) he loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi). TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Recording Fee. The COC dated XX/XX/XXXX wasn't accepted because it does not provide enough information on what "New Information" requires the fee to increase. Please provide a more detailed COC explaining what changed.
															Document Uploaded. Hello, Please see attached COC Thank you,	08/27/2026	Valid COC provided; exception resolved; Valid COC provided; exception resolved	08/28/2026	Borrower has stable job time - Borrower has XXX years on job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10416		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/20/2026	Acknowledged	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Documentation required. 1st e-signed document in the file is dated XXX/XXX/XXX, however missing proof of e-consent dated XX/XX/XXXX or before.			Acknowledged EV2/B	08/21/2026	Borrower has stable job time - Borrower has XXX years on job.	C	B	B	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
MMCA2026SD10417		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/20/2026	Acknowledged	FCRE7495	Credit	Verification of Borrower Liabilities Missing or Incomplete	XXX installment liability and XXX #XXX omitted from DTI qualification. Provide evidence to support omission.			S&D Defect Validated. Finding acknowledged.	08/27/2026		D	D	D	D	D	D	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A
MMCA2026SD10417		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/20/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						D	D	A	A	D	D	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A
MMCA2026SD10417		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/20/2026	Acknowledged	FCRE1186	Credit	Audited DTI Exceeds AUS DTI
Audited DTI of XXX% exceeds AUS DTI of XXX% Client Defect - Undisclosed Liability Active A recent credit report obtained by Fannie Mae reported additional installment debt with XXX XXX AUTO acct#XXX that was not disclosed in the loan documentation. Including a monthly payment(s) of XXX resulted in a revised Defect validated - Per credit report XXX XXX Auto inquiry shown on XXX/XXX/XXX. Per XXX Account #XXX, XXX XXX Auto payment XXX reflected on XXX/XXX/XXX.
																				D	D	C	C	D	D	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A
MMCA2026SD10417		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/19/2026	Acknowledged	FPRO2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product. Loan approved with a Property Inspection Waiver (PIW) per AUS Approval. SFC XXX						D	D	B	B	D	D	B	B	A	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A
MMCA2026SD10418		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/19/2026	Acknowledged	FCRE1186	Credit	Audited DTI Exceeds AUS DTI
Audited DTI of XXX% exceeds AUS DTI of XXX% Client Defect validated- Incorrect income calculation – Borrower XXX social security income XXX was duplicated in DTI by lender which resulted in incorrect DTI of XXX% vs XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	C	C	C	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10418		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/18/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/20/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	A	A	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A
MMCA2026SD10418		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/19/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	08/20/2026	Borrower has stable job time - Borrower has XXX years on job.	C	C	A	A	C	C	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A